  As filed with the Securities and Exchange Commission on September 28, 2005.


                                            1933 Act Registration No. 333-16617
                                            1940 Act Registration No. 811-07747
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   Form N-1A


                     REGISTRATION STATEMENT UNDER THE
                       SECURITIES ACT OF 1933         [_]

                     Pre-Effective Amendment No.      [_]

                     Post-Effective Amendment No. 11  [X]

                                    and/or

                     REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940 [_]

                     Amendment No. 14                 [X]


                       (Check appropriate box or boxes)

                               -----------------

                           Nuveen Multistate Trust I
              (Exact name of Registrant as Specified in Charter)

              333 West Wacker Drive, Chicago, Illinois   60606
              (Address of Principal Executive Office)  (Zip Code)

      Registrant's Telephone Number, including Area Code: (312) 917-7700

               Jessica R. Droeger                   With a copy to:
          Vice President and Secretary              Thomas S. Harman
              333 West Wacker Drive            Morgan Lewis & Bockius LLP
             Chicago, Illinois 60606         1111 Pennsylvania Avenue, N.W.
     (Name and Address of Agent for Service)     Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box):

[X]Immediately upon filing pursuant to paragraph   [_]on (date) pursuant to paragraph (a)(1) of
   (b) of Rule 485                                    Rule 485
[_]on (date) pursuant to paragraph (b) of Rule 485 [_]75 days after filing pursuant to paragraph
[_] 60 days after filing pursuant to paragraph        (a)(2) of Rule 485
    (a)(1) of Rule 485                             [_]on (date) pursuant to paragraph (a)(2) of
                                                      Rule 485


If appropriate, check the following box:
[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                                   CONTENTS

                                      OF

                            REGISTRATION STATEMENT

                       UNDER THE SECURITIES ACT OF 1933

                              FILE NO. 333-16617

                                      AND

                            REGISTRATION STATEMENT

                   UNDER THE INVESTMENT COMPANY ACT OF 1940

                              FILE NO. 811-07747

This Registration Statement comprises the following papers and contents:

  The Facing Sheet

  Part A-

  Prospectus For:

   Nuveen Arizona Municipal Bond Fund

   Nuveen Colorado Municipal Bond Fund

   Nuveen New Mexico Municipal Bond Fund

  Prospectus For:

   Nuveen Florida Municipal Bond Fund

  Prospectus For:

   Nuveen Maryland Municipal Bond Fund

   Nuveen Pennsylvania Municipal Bond Fund

   Nuveen Virginia Municipal Bond Fund

  Part B-The Statement of Additional Information

  Copy of the Annual Reports to Shareholders (the financial statements from which are incorporated by reference into the Statement of Additional Information)

  Part C-Other Information

  Signatures

  Index to Exhibits

  Exhibits

Nuveen Investments Municipal Bond Funds

--------------------------------------------------------------------------------

                                               PROSPECTUS  SEPTEMBER 28, 2005

                                             -----------------------------------

Dependable, tax-free income because it's not what you earn, it's what you keep.(R)

[PHOTO]



Nuveen Arizona Municipal Bond Fund
Nuveen Colorado Municipal Bond Fund
Nuveen New Mexico Municipal Bond Fund


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.
Any representation to the contrary is a
criminal offense.
[LOGO] Nuveen Investments

                                    [GRAPHIC]

We have used the icons
below throughout this
prospectus to make it
easy for you to find the
type of information
you need.


Investment Strategy


Risks


Fees, Charges
and Expenses


Shareholder
Instructions


Performance and
Current Portfolio
Information
Table of Contents



         Section 1  The Funds
         This section provides you with an overview of the funds, including investment objectives, portfolio holdings and historical performance information.

         Introduction                                                1
         Nuveen Arizona Municipal Bond Fund                          2
         Nuveen Colorado Municipal Bond Fund                         4
         Nuveen New Mexico Municipal Bond Fund                       6

         Section 2  How We Manage Your Money
         This section gives you a detailed discussion of our investment and risk management strategies.

         Who Manages the Funds                                       8
         What Securities We Invest In                                9
         How We Select Investments                                  11
         What the Risks Are                                         11
         How We Manage Risk                                         12

         Section 3  How You Can Buy and Sell Shares
         This section provides the information you need to move money into or out of your account.

         What Share Classes We Offer                                13
         How to Reduce Your Sales Charge                            14
         How to Buy Shares                                          16
         Systematic Investing                                       17
         Systematic Withdrawal                                      18
         Special Services                                           18
         How to Sell Shares                                         19

         Section 4  General Information
         This section summarizes the funds' distribution policies and other general fund information.

         Dividends, Distributions and Taxes                         21
         Distribution and Service Plans                             22
         Net Asset Value                                            24
         Frequent Trading                                           24
         Fund Service Providers                                     25

         Section 5  Financial Highlights
         This section provides the funds' financial performance for
         the past five years.                                       26

         Appendix  Additional State Information                     29

                                                             September 28, 2005


Section 1  The Funds

                       Nuveen Arizona Municipal Bond Fund
                       Nuveen Colorado Municipal Bond Fund
                       Nuveen New Mexico Municipal Bond Fund

                                                 [GRAPHIC]

                                               Introduction

                       This prospectus is intended to provide important information to help you evaluate whether one of the Nuveen Mutual Funds listed above may be right for you. Please read it carefully before investing and keep it for future reference.

 NOT FDIC OR GOVERNMENT INSURED         MAY LOSE VALUE         NO BANK GUARANTEE


                                                           Section 1  The Funds

                                    [GRAPHIC]


         Nuveen Arizona Municipal Bond Fund

Fund Overview


                                    [GRAPHIC]


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

                                    [GRAPHIC]


What Are the Risks of Investing in the Fund?
The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments when due. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in Arizona bonds. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]


Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed



The chart and table that follow illustrate annual fund returns for each of the past ten years as well as average annual fund and index returns for the one-, five- and ten-year periods ended December 31, 2004. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).


Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

 Total Returns/1/


                          Class A Annual Returns

                                 [CHART]

1995   1996   1997   1998   1999   2000   2001   2002   2003   2004
----   ----   ----   ----   ----   ----   ----   ----   ----   ----
19.0    3.1    9.6    6.0   -5.2   11.1    5.2    7.7   4.0    3.9


Section 1  The Funds

During the ten-year period ended December 31, 2004, the highest and lowest quarterly returns were 7.58% and -2.78%, respectively for the quarters ended 3/31/95 and 3/31/96. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                          Average Annual Total Returns
                                          for the Periods Ended
                                            December 31, 2004
                Class Returns Before
                Taxes                     1 Year    5 Year   10 Year
                ------------------------------------------------------
                Class A (Offer)           -0.47%    5.44%     5.81%
                Class B                   -0.77%    5.40%     5.67%
                Class C                    3.38%    5.76%     5.69%
                Class R                    4.11%    6.54%     6.43%
                ------------------------------------------------------
                Class A (Offer) Returns:
                 After Taxes on
                   Distributions          -0.69%    5.36%     5.72%
                 After Taxes on
                   Distributions and
                   Sale of Shares          1.44%    5.34%     5.69%
                ------------------------------------------------------
                Lehman Brothers
                  Municipal Bond Index/2/  4.48%    7.20%     7.06%
                Lipper Peer Group/3/       3.81%    6.05%     6.06%


What Are the Costs of Investing?


                                    [GRAPHIC]


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

            Share Class                     A       B     C    R/5/
            -------------------------------------------------------
            Maximum Sales Charge Imposed
            on Purchases                 4.20%/6/  None   None None
            Maximum Sales Charge Imposed
            on Reinvested Dividends          None  None   None None
            Exchange Fees                    None  None   None None
            Deferred Sales Charge/7/      None/8/ 5%/9/ 1%/10/ None


 1. Class A and C total returns reflect actual performance for all periods; Class B and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What Are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/05 was 2.49%.


 2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.


 Annual Fund Operating Expenses


Paid From Fund Assets


         Share Class                              A     B     C    R
         -------------------------------------------------------------
         Management Fees                         .54%  .54%  .54% .54%
         12b-1 Distribution and Service Fees/11/ .20%  .95%  .75%   --
         Other Expenses                          .16%  .16%  .16% .16%
         Total Annual Fund Operating
         Expenses--Gross+                        .90% 1.65% 1.45% .70%



            +After Expense Reimbursements
            Expense Reimbursements      (.01%) (.01%) (.01%) (.01%)
            Total Annual Fund Operating
            Expenses--Net                .89%  1.64%  1.44%   .69%



The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.



                           Redemption               No Redemption
        Share Class   A      B      C     R     A      B      C     R
        ---------------------------------------------------------------
         1 Year     $  508 $  568 $  148 $ 72 $  508 $  168 $  148 $ 72
         3 Years    $  695 $  820 $  459 $224 $  695 $  520 $  459 $224
         5 Years    $  898 $  997 $  792 $390 $  898 $  897 $  792 $390
         10 Years   $1,481 $1,754 $1,735 $871 $1,481 $1,754 $1,735 $871



 3. The Lipper Peer Group returns represent the average annualized total returns for the 10 largest funds in the Lipper Arizona Municipal Debt Funds Category. Returns account for the effect of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in the Lipper Peer Group.

 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

 5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."

 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                           Section 1  The Funds

                                    [GRAPHIC]


         Nuveen Colorado Municipal Bond Fund

Fund Overview


                                    [GRAPHIC]


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases local, income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

                                    [GRAPHIC]


What Are the Risks of Investing in the Fund?
The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments when due. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in Colorado bonds. The fund is non-diversified, and may invest more of its assets in a single issuer than a diversified fund. Greater concentration may increase risk. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]


Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed



The chart and table that follow illustrate annual fund returns for each of the past ten years as well as average annual fund and index returns for the one-, five- and ten-year periods ended December 31, 2004. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).


Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

 Total Returns/1/


                           Class A Annual Returns

                                 [CHART]

1995   1996   1997   1998   1999   2000   2001   2002   2003   2004
----   ----   ----   ----   ----   ----   ----   ----   ----   ----
18.4    4.3   11.9    6.1   -6.7    9.2    6.1    7.4   4.2    6.1


Section 1  The Funds

During the ten-year period ended December 31, 2004, the highest and lowest quarterly returns were 6.45% and -2.67%, respectively, for the quarters ended 3/31/95 and 12/31/99. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                          Average Annual Total Returns
                                          for the Periods Ended
                                            December 31, 2004
                Class Returns Before
                Taxes                     1 Year    5 Year   10 Year
                ------------------------------------------------------
                Class A (Offer)           1.65%     5.68%     6.07%
                Class B                   1.24%     5.62%     5.96%
                Class C                   5.55%     6.00%     5.99%
                Class R                   6.34%     6.81%     6.71%
                ------------------------------------------------------
                Class A (Offer) Returns:
                 After Taxes on
                   Distributions          1.65%     5.68%     6.06%
                 After Taxes on
                   Distributions and
                   Sale of Shares         2.47%     5.56%     5.96%
                ------------------------------------------------------
                Lehman Brothers
                  Municipal Bond Index/2/ 4.48%     7.20%     7.06%
                Lipper Peer Group/3/      3.92%     6.40%     6.32%


What Are the Costs of Investing?


                                    [GRAPHIC]

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

            Share Class                     A       B     C    R/5/
            -------------------------------------------------------
            Maximum Sales Charge Imposed
            on Purchases                 4.20%/6/  None   None None
            Maximum Sales Charge Imposed
            on Reinvested Dividends          None  None   None None
            Exchange Fees                    None  None   None None
            Deferred Sales Charge/7/      None/8/ 5%/9/ 1%/10/ None


 1. Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What Are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/05 was 3.24%.


 2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.


 Annual Fund Operating Expenses


Paid From Fund Assets


         Share Class                              A         B     C    R
         -----------------------------------------------------------------
         Management Fees                         .54%      .54%  .54% .54%
         12b-1 Distribution and Service Fees/11/ .20%      .95%  .75%   --
         Other Expenses                          .19%      .19%  .19% .19%
         Total Annual Fund Operating
         Expenses--Gross+                        .93%     1.68% 1.48% .73%



            +After Expense Reimbursements
            Expense Reimbursements      (.02%) (.02%) (.02%) (.02%)
            Total Annual Fund Operating
            Expenses--Net                .91%  1.66%  1.46%   .71%



The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.



                           Redemption               No Redemption
        Share Class   A      B      C     R     A      B      C     R
        ---------------------------------------------------------------
         1 Year     $  511 $  571 $  151 $ 75 $  511 $  171 $  151 $ 75
         3 Years    $  704 $  830 $  468 $233 $  704 $  530 $  468 $233
         5 Years    $  913 $1,013 $  808 $406 $  913 $  913 $  808 $406
         10 Years   $1,515 $1,788 $1,768 $906 $1,515 $1,788 $1,768 $906



 3. The Lipper Peer Group returns represent the average annualized total returns for the 10 largest funds in the Lipper Colorado Municipal Debt Funds Category. Returns account for the effect of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in the Lipper Peer Group.

 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

 5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."

 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                           Section 1  The Funds

                                    [GRAPHIC]


         Nuveen New Mexico Municipal Bond Fund

Fund Overview


                                    [GRAPHIC]


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

                                    [GRAPHIC]


What Are the Risks of Investing in the Fund?
The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments when due. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in New Mexico bonds. The fund is non-diversified, and may invest more of its assets in a single issuer than a diversified fund. Greater concentration may increase risk. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]


Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed



The chart and table that follow illustrate annual fund returns for each of the past ten years as well as average annual fund and index returns for the one-, five- and ten-year periods ended December 31, 2004. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).


Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

 Total Returns/1 /




                       Class A Annual Returns

                              [CHART]

1995   1996   1997   1998   1999   2000   2001   2002   2003   2004
----   ----   ----   ----   ----   ----   ----   ----   ----   ----
17.8    4.0   10.2    5.9   -4.9   10.0    4.6    7.6    3.9   4.8

Section 1  The Funds

During the ten-year period ended December 31, 2004, the highest and lowest quarterly returns were 7.65% and -2.54%, respectively, for the quarters ended 3/31/95 and 6/30/04. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                           Average Annual Total Returns
                                           for the Periods Ended
                                             December 31, 2004
               Class Returns Before
               Taxes                       1 Year    5 Year   10 Year
               --------------------------------------------------------
               Class A (Offer)              0.36%    5.24%     5.80%
               Class B                     -0.10%    5.21%     5.66%
               Class C                      4.18%    5.59%     5.72%
               Class R                      4.95%    6.36%     6.44%
               --------------------------------------------------------
               Class A (Offer) Returns:
                After Taxes on
                  Distributions             0.36%    5.24%     5.79%
                After Taxes on
                  Distributions and
                  Sale of Shares            1.69%    5.16%     5.70%
               --------------------------------------------------------
               Lehman Brothers
                 Municipal Bond Index/2/    4.48%    7.20%     7.06%
               Lipper Peer Group/3/         3.04%    5.97%     5.77%


What Are the Costs of Investing?


                                    [GRAPHIC]


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

            Share Class                     A       B     C    R/5/
            -------------------------------------------------------
            Maximum Sales Charge Imposed
            on Purchases                 4.20%/6/  None   None None
            Maximum Sales Charge Imposed
            on Reinvested Dividends          None  None   None None
            Exchange Fees                    None  None   None None
            Deferred Sales Charge/7/      None/8/ 5%/9/ 1%/10/ None


 1.Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What Are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/05 was 3.61%.


 2.The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.


 Annual Fund Operating Expenses

Paid From Fund Assets


         Share Class                              A     B     C    R
         -------------------------------------------------------------
         Management Fees                         .54%  .54%  .54% .54%
         12b-1 Distribution and Service Fees/11/ .20%  .95%  .75%   --
         Other Expenses                          .18%  .18%  .18% .18%
         Total Annual Fund Operating
         Expenses-Gross+                         .92% 1.67% 1.47% .72%



            +After Expense Reimbursements
           Expense Reimbursements         (.01%) (.01%) (.01%) (.01%)
           Total Annual Fund Operating
           Expenses--Net                   .91%  1.66%  1.46%   .71%



The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.



                           Redemption               No Redemption
        Share Class   A      B      C     R     A      B      C     R
        ---------------------------------------------------------------
         1 Year     $  510 $  570 $  150 $ 74 $  510 $  170 $  150 $ 74
         3 Years    $  701 $  826 $  465 $230 $  701 $  526 $  465 $230
         5 Years    $  908 $1,007 $  803 $401 $  908 $  907 $  803 $401
         10 Years   $1,504 $1,777 $1,757 $894 $1,504 $1,777 $1,757 $894



 3.The Lipper Peer Group returns represent the average annualized total returns for the 10 largest funds in the Lipper Other States Municipal Debt Funds Category. Returns account for the effect of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in the Lipper Peer Group.

 4.As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

 5.Class R shares may be purchased only under limited circumstances, or by specified classes of investor. See "How You Can Buy and Sell Shares."

 6.Reduced Class A sales charges apply to purchases of $50,000 or more. See
   "How You Can Buy and Sell Shares."
 7.As a percentage of the lesser of purchase price or redemption proceeds. 8.Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9.Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10.Class C shares redeemed within one year of purchase are subject to a 1% CDSC. 11.Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers
   Conduct Rules.

                                                           Section 1  The Funds

Section 2  How We Manage Your Money

                       To help you understand how the funds' assets are managed, this section includes a detailed discussion of the adviser's investment and risk management strategies. For a more complete discussion of these matters, please consult the Statement of Additional Information.


                                                 [GRAPHIC]

                       WHO MANAGES THE FUNDS

                       Nuveen Asset Management ("NAM"), the funds' investment adviser, offers advisory and investment management services to a broad range of mutual fund clients. NAM is responsible for the selection and on-going monitoring of the securities in the funds' investment portfolios, managing the funds' business affairs and providing certain clerical, bookkeeping and other administrative services. NAM is located at 333 West Wacker Drive, Chicago, IL 60606.


                       NAM is a wholly-owned subsidiary of Nuveen Investments, Inc. ("Nuveen Investments"). Founded in 1898, Nuveen Investments, and its affiliates had approximately $124 billion in assets under management, as of June 30, 2005. Nuveen Investments is a publicly-traded company and was, until April 2005, a majority-owned subsidiary of The St. Paul Travelers Companies, Inc., a publicly-traded company that is principally engaged in providing property-liability insurance through subsidiaries.




                       NAM is responsible for execution of specific investment strategies and day-to-day investment operations. NAM manages each fund using a team of analysts and portfolio managers that focus on a specific group of funds. Day-to-day operation of each fund and the execution of its specific investment strategies is the responsibility of the designated portfolio manager described below.


                       Scott R. Romans has been the portfolio manager for the Arizona, Colorado and New Mexico Funds since November 2003. Currently, Scott Romans manages 29 Nuveen-sponsored investment companies. He has been Vice President of NAM since 2004, Portfolio Manager since 2003, and was, formerly, Assistant Vice President (2003-2004) and Senior Analyst (2000-2003).


                       For the most recent fiscal year, the funds paid the following management fees to NAM as a percentage of net assets:


                   Nuveen Arizona Municipal Bond Fund    .54%
                   Nuveen Colorado Municipal Bond Fund   .54%
                   Nuveen New Mexico Municipal Bond Fund .54%





                       Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the funds is provided in the Statement of Additional Information. The Statement of Additional Information is available free of charge by calling (800) 257-8787 or by visiting Nuveen's website at http://www.nuveen.com/MF/resources/eReports.aspx.


Section 2  How We Manage Your Money

             [GRAPHIC]

             WHAT SECURITIES WE INVEST IN

                       Each fund's investment objective may not be changed without shareholder approval. The following investment policies may be changed by the Board of Trustees without shareholder approval unless otherwise noted in this prospectus or the Statement of Additional Information.

                       Municipal Bonds

                       The funds invest primarily in municipal bonds that pay interest that is exempt from regular federal, state and, in some cases, local income tax. Income from these bonds may be subject to the federal alternative minimum tax ("AMT").

                       States, local governments and municipalities issue municipal bonds to raise money for various public purposes such as building public facilities, refinancing outstanding obligations and financing general operating expenses. These bonds include general obligation bonds, which are backed by the full faith and credit of the issuer and may be repaid from any revenue source, and revenue bonds, which may be repaid only from the revenue of a specific facility or source.


                       The funds may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the funds will, in making a purchase decision, take into consideration the issuer's incentive to continue making appropriations until maturity.


                       The funds may invest in inverse floating rate securities, sometimes referred to as "inverse floaters." Inverse floaters have variable interest rates that move in the opposite direction from movements in prevailing short-term interest rate levels--rising when prevailing short-term interest rates fall, and vice versa. In addition to paying fluctuating income levels, the prices of inverse floaters can be more volatile than the prices of conventional fixed-rate bonds with comparable maturities.

                       In evaluating municipal bonds of different credit qualities or maturities, NAM takes into account the size of yield spreads. Yield spread is the additional return the funds may earn by taking on additional credit risk or interest rate risk. For example, yields on low quality bonds are higher than yields on high quality bonds because investors must be compensated for incurring the higher credit risk associated with low quality bonds. If yield spreads do not provide adequate compensation for the additional risk associated with low quality bonds, the funds will buy bonds of relatively higher quality. Similarly, in evaluating bonds of different maturities, NAM evaluates the comparative yield available on these bonds. If yield spreads on long-term bonds do not compensate the funds adequately for the additional interest rate risk the funds must assume, the funds will buy bonds of relatively shorter maturity. In addition, municipal bonds in a particular industry may provide higher yields relative to their risk compared to bonds in other industries. If that occurs, a fund may buy relatively more bonds from issuers in that industry. In that case, the fund's portfolio composition would change from time to time.

                       Quality Municipal Bonds

                       The funds purchase only quality municipal bonds that are either rated investment grade (AAA/Aaa to BBB/Baa) by at least one independent rating agency at the time of purchase or are non-rated but judged to be investment grade by the funds' investment adviser. If suitable municipal bonds from a specific state are not available at attractive prices and yields, a fund may invest in municipal bonds of U.S. territories (such as Puerto Rico and Guam), which are exempt from regular federal, state and local income taxes.

                                            Section 2  How We Manage Your Money

                       Portfolio Maturity

                       Each fund buys municipal bonds with different maturities in pursuit of its investment objective, but maintains under normal market conditions an investment portfolio with an overall weighted average portfolio maturity of 15 to 30 years.

                       Short-Term Investments

                       Under normal market conditions, each fund may invest up to 20% of net assets in short-term investments, such as short-term, high quality municipal bonds or tax-exempt money market funds. See "How We Manage Risk--Hedging and Other Defensive Investment Strategies." The funds may invest in short-term, high quality taxable securities or shares of taxable money market funds if suitable short-term municipal bonds or shares of tax-exempt money market funds are not available at reasonable prices and yields. If the funds invest in taxable securities, they may not achieve their investment objective. For more information on eligible short-term investments, see the Statement of Additional Information.

                       Forwards and Delayed-Delivery Settlement

                       Each fund may enter into contracts to purchase securities for a specified price at a future date later than the normal settlement date. If the delayed settlement takes place less than 61 days after purchase, it is referred to as a "delayed-delivery" transaction. Newly issued municipal bonds sold on a "when-issued" basis represent a common form of delayed-delivery transaction. If settlement takes place more than 60 days after purchase, the transaction is called a "forward." These transactions involve an element of risk because the value of the security to be purchased may decline before the settlement date.

                       Municipal "forwards" pay higher interest rates after settlement than standard bonds, to compensate the buyer for bearing market risk but deferring income during the settlement period, and can often be bought at attractive prices and yields. For instance, if a fund knows that a portfolio bond will, or is likely to, be called or mature on a specific future date, the fund may buy a forward settling on or about that date to replace the called or maturing bond and "lock in" a currently attractive interest rate.

                       Portfolio Holdings

                       A description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available in the funds' Statement of Additional Information. Certain portfolio securities information for each fund is available on the funds' website--www.nuveen.com--by clicking the "Individual Investors--Mutual Funds" section of the home page and following the applicable link for each fund in the "Find A Fund" section. By following these links, you can obtain a top ten list and a complete list of portfolio securities of each fund as of the end of the most recent month. The portfolio securities information on the funds' website is generally made available approximately 2-5 business days following the end of each most recent month. This information will remain available on the website until the funds file with the SEC their annual, semiannual or quarterly holdings report for the fiscal period that includes the date(s) as of which the website information is current.

Section 2  How We Manage Your Money

                                                 [GRAPHIC]

                       HOW WE SELECT INVESTMENTS

                       NAM selects municipal bonds for the funds based upon its assessment of a bond's relative value in terms of current yield, price, credit quality and future prospects. NAM is supported by Nuveen's team of specialized research analysts who review municipal securities available for purchase, monitor the continued creditworthiness of each fund's municipal investments, and analyze economic, political and demographic trends affecting the municipal markets. We use these resources to identify municipal bonds with favorable characteristics we believe are not yet recognized by the market. We then select those higher-yielding and undervalued municipal bonds that we believe represent the most attractive values.

                       Portfolio Turnover

                       Each fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of a fund's investment portfolio that is sold and replaced with new securities during a year is known as the fund's portfolio turnover rate. The funds intend to keep portfolio turnover relatively low in order to reduce trading costs and the realization of taxable capital gains. Each fund, however, may make limited short-term trades to take advantage of market opportunities or reduce market risk.

                                                 [GRAPHIC]

                       WHAT THE RISKS ARE

                       Risk is inherent in all investing. Investing in a mutual fund--even the most conservative--involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Therefore, before investing you should consider carefully the following risks that you assume when you invest in these funds. Because of these and other risks, you should consider an investment in any of these funds to be a long-term investment.

                       Credit risk: Each fund is subject to credit risk. Credit risk is the risk that an issuer of a municipal bond will be unable to meet its obligation to make interest and principal payments when due as a result of changing financial or market conditions.

                       Interest rate risk: Because the funds invest in fixed-income securities, the funds are subject to interest rate risk. Interest rate risk is the risk that the value of a fund's portfolio will decline because of rising interest rates. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments.

                       Income risk: The risk that the income from a fund's portfolio will decline because of falling market interest rates. This can result when the fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio's current earnings rate. Also, if a fund invests in inverse floating rate securities, whose income payments vary inversely with changes in short-term market rates, the fund's income may decrease if short-term interest rates rise.

                       State concentration risk: Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risk from economic, political or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. See "Appendix--Additional State Information." These risks may be greater for the Colorado and New Mexico Funds, which as "non-diversified" funds may concentrate their investments in municipal bonds of certain issuers to a greater extent than the Arizona Fund, which is a diversified fund.

                                            Section 2  How We Manage Your Money

                       Inflation risk: The risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of each fund's assets can decline as can the value of the fund's distributions.


                                                 [GRAPHIC]

                       HOW WE MANAGE RISK

                       In pursuit of its investment objective, each fund assumes investment risk, chiefly in the form of credit risk and interest rate risk. The funds limit this investment risk generally by restricting the type and maturities of municipal bonds they purchase, and by diversifying their investment portfolios geographically within a state, as well as across different industry sectors.

                       Investment Limitations

                       The funds have adopted certain investment limitations (based on total assets) that cannot be changed without shareholder approval and are designed to limit your investment risk and maintain portfolio diversification. Each fund may not have more than:

                        . 25% in any one industry such as electric utilities or health care.

                       As a diversified fund, the Arizona Fund also may not have more than:

                        . 5% in securities of any one issuer (except U.S. government securities or for 25% of its assets).

                       Hedging and Other Defensive Investment Strategies

                       Each fund may invest up to 100% in cash equivalents and short-term investments as a temporary defensive measure in response to adverse market conditions, or to keep cash on hand fully invested. During these periods, the weighted average maturity of a fund's investment portfolio may fall below the defined range described under "Portfolio Maturity."

                       Each fund may also use various investment strategies designed to limit the risk of bond price fluctuations and to preserve capital. These hedging strategies include using financial futures contracts, swap contracts, options on financial futures, or options based on either an index of long-term tax-free securities or on debt securities whose prices, in NAM's opinion, correlate with the prices of the funds' investments. Although the funds have no present intent to use these strategies, market circumstances may necessitate their use in the future.

Section 2  How We Manage Your Money

Section 3  How You Can Buy and Sell Shares

                       We offer four classes of fund shares, each with a different combination of sales charges, fees, eligibility requirements and other features. Your financial advisor can help you determine which class is best for you. We offer a number of features for your convenience. For further details, please see the Statement of Additional Information, which is available by calling (800) 257-8787 or by visiting Nuveen's website at www.nuveen.com.


                                                 [GRAPHIC]

                       WHAT SHARE CLASSES WE OFFER

                       Class A Shares

                       You can buy Class A shares at the offering price, which is the net asset value per share plus an up-front sales charge. You may qualify for a reduced sales charge, or the sales charge may be waived, as described in "How to Reduce Your Sales Charge." Class A shares are also subject to an annual service fee of .20% of the fund's average daily net assets that compensates your financial advisor for providing on-going service to you. Nuveen Investments, LLC ("Nuveen"), a wholly-owned subsidiary of Nuveen Investments, and the distributor of the funds, retains the up-front sales charge and the service fee on accounts with no authorized dealer of record. The up-front Class A sales charge for all funds described in the prospectus is as follows:


                                                                                 Authorized Dealer
                                    Sales Charge as % of  Sales Charge as % of  Commission as % of
Amount of Purchase                  Public Offering Price Net Amount Invested  Public Offering Price
 Less than $50,000                          4.20%                 4.38%                 3.70%
.....................................................................................................
 $50,000 but less than $100,000             4.00                  4.18                  3.50
.....................................................................................................
 $100,000 but less than $250,000            3.50                  3.63                  3.00
.....................................................................................................
 $250,000 but less than $500,000            2.50                  2.56                  2.00
.....................................................................................................
 $500,000 but less than $1,000,000          2.00                  2.04                  1.50
.....................................................................................................
 $1,000,000 and over                          --/1/                 --                  1.00/1/
.....................................................................................................

                    /1/ You can buy $1 million or more of Class A shares at net asset value without an up-front sales charge. Nuveen pays authorized dealers of record on these share purchases a sales commission of 1.00% of the first $2.5 million, plus .50% of the next $2.5 million, plus .25% of the amount over $5.0 million. If you redeem your shares within 18 months of purchase, you may have to pay a contingent deferred sales charge ("CDSC") of 1% of either your purchase price or your redemption proceeds, whichever is lower. You do not have to pay this CDSC if your financial advisor has made arrangements with Nuveen and agrees to waive the commission.

                       Class B Shares

                       You can buy Class B shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .95% of average daily net assets. The annual .20% service fee compensates your financial advisor for providing on-going service to you. Nuveen retains the service fee on accounts with no authorized dealer of record. The annual .75% distribution fee compensates Nuveen for paying your financial advisor a 4% up-front sales commission, which includes an advance of the first year's service fee. If you sell your shares within six years of purchase, you will normally have to pay a CDSC based on either your purchase price or what you sell your shares for, whichever amount is lower,

                                     Section 3  How You Can Buy and Sell Shares
                       according to the following schedule. You do not pay a CDSC on any Class B shares you purchase by reinvesting dividends.

                       Class B shares automatically convert to Class A shares eight years after you buy them so that the distribution fees you pay over the life of your investment are limited. You will continue to pay an annual service fee on any converted Class B shares.


           Years Since Purchase 0-1  1-2  2-3  3-4  4-5  5-6  Over 6
            CDSC                  5%   4%   4%   3%   2%   1%   None

                       The funds have established a limit to the amount of Class B shares that may be purchased by an individual investor at any one time. See the Statement of Additional Information for more information.

                       Class C Shares

                       You can buy Class C shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .75% of average daily net assets. The annual .20% service fee compensates your financial advisor for providing on-going service to you. Nuveen retains the service fee on accounts with no authorized dealer of record. The annual .55% distribution fee compensates Nuveen for paying your financial advisor an on-going sales commission as well as an advance of the first year's service and distribution fees. If you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your purchase or sale price, whichever is lower. You do not pay a CDSC on any Class C shares you purchase by reinvesting dividends.

                       The funds have established a limit to the amount of Class C shares that may be purchased by an individual investor at any one time. See the Statement of Additional Information for more information.

                       Class R Shares

                       You may purchase Class R shares only under limited circumstances, at the net asset value on the day of purchase. In order to qualify, you must be eligible under one of the programs described in "How to Reduce Your Sales Charge" (below) or meet certain other purchase size criteria. Class R shares are not subject to sales charges or on-going service or distribution fees. Class R shares have lower on-going expenses than the other classes.


                                                 [GRAPHIC]

                       HOW TO REDUCE YOUR SALES CHARGE

                       We offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares or to qualify to purchase Class R shares.

                       Class A Sales Charge Reductions

                        . Rights of Accumulation. In calculating the appropriate sales charge on a purchase of Class A shares of any fund, you may be able to add the amount of your purchase to the value that day of all of your prior purchases of any Nuveen Mutual Fund.

                        . Letter of Intent. Subject to certain requirements, you may purchase Class A shares of any fund at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period.

                        . Group Purchase. If you are a member of a qualified group, you may purchase Class A shares of any Nuveen Mutual Fund at the reduced sales charge applicable to the group's aggregate purchases.

Section 3  How You Can Buy and Sell Shares

                       For purposes of calculating the appropriate sales charge as described under Rights of Accumulation and Letter of Intent above, you may include purchases by (i) you, (ii) your spouse (or equivalent if recognized under local law) and children under 21 years of age, and (iii) a corporation, partnership or sole proprietorship that is 100% owned by any of the persons in (i) or (ii). In addition, a trustee or other fiduciary can count all shares purchased for a single trust, estate or other single fiduciary account that has multiple accounts (including one or more employee benefit plans of the same employer).

                       Class A Sales Charge Waivers

                       Class A shares of a fund may be purchased at net asset value without a sales charge as follows:

                        .  Purchases of $1,000,000 or More.

                        . Monies Representing Reinvestment of Nuveen Defined Portfolio and Nuveen Mutual Fund Distributions.

                        . Certain Eligible Employee-Sponsored Qualified Defined Contribution Retirement Plans. Eligible plans are those with at least 25 employees that either make an initial purchase of $500,000 of shares of Nuveen Mutual Funds or execute a Letter of Intent to do so.


                        . Certain Employees and Affiliates of Nuveen. Purchases by any officers, trustees, and former trustees of the Nuveen Funds, as well as bona fide full-time and retired employees of Nuveen, and subsidiaries thereof, and such employees' immediate family members (as defined in the Statement of Additional Information).


                        . Authorized Dealer Personnel. Purchases by any person who, for at least 90 days, has been an officer, director, or bona fide employee of any authorized dealer or any such person's immediate family member.

                        . Certain Trust Departments. Purchases by bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial, or similar capacity.

                        . Additional Categories of Investors. Purchases made by: (1) investors purchasing on a periodic fee, asset-based fee, or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program; and (2) clients of investment advisers, financial planners, or other financial intermediaries that charge periodic or asset-based fees for their services.

                        . Reinvestment of Redemption Proceeds. Purchases when reinvesting certain redemption proceeds of unaffiliated funds subject to liquidation or merger.

                       Class R Eligibility

                       Class R shares are available for (i) purchases of $10 million or more, (ii) purchases using dividends and capital gains distributions on Class R shares, and (iii) purchase by the following categories of investors:

                        . Certain trustees, directors, employees, and affiliates of Nuveen.

                        .  Certain authorized dealer personnel.

                        .  Certain bank or broker-affiliated trust departments.

                        . Certain additional categories of investors, including certain direct advisory accounts of Nuveen and its affiliates, and qualifying clients of investment advisers, financial planners, or other financial intermediaries that charge periodic or asset-based fees for their services.

                                     Section 3  How You Can Buy and Sell Shares

                       Please refer to the Statement of Additional Information for more information about Class A and Class R shares, including more detailed program descriptions and eligibility requirements. The Statement of Additional Information is available free of charge by calling (800) 257-8787 or by visiting Nuveen's website at www.

                       nuveen.com/MF/resources/eReports.aspx, where you will also find the information included in this prospectus.


                       Additional information is also available from your financial advisor, who can also help you prepare any necessary application forms. In order to obtain a breakpoint discount, it may be necessary at the time of purchase for you to inform the funds or your financial advisor of the existence of other accounts in which there are holdings eligible to be aggregated to meet sales load breakpoints. You may need to provide the funds or your financial advisor information or records, such as account statements, in order to verify your eligibility for a breakpoint discount. This may include account statements of family members and information regarding Nuveen Fund shares held in accounts with other financial advisors. You or your financial advisor must notify Nuveen at the time of each purchase if you are eligible for any of these programs. The funds may modify or discontinue these programs at any time.


                                                 [GRAPHIC]

                       HOW TO BUY SHARES

                       Fund shares may be purchased on any business day, which is any day the New York Stock Exchange (the "NYSE") is open for business and normally ends at 4 p.m. New York time. Generally, the NYSE is closed on weekends and national holidays. The share price you pay will depend on when Nuveen receives your order. Orders received before the close of trading on a business day will receive that day's closing share price, otherwise you will receive the next business day's price.

                       Through a Financial Advisor

                       You may buy shares through your financial advisor, who can handle all the details for you, including opening a new account. Financial advisors can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisors generally can help you develop a customized financial plan, select investments and monitor and review your portfolio on an on-going basis to help assure your investments continue to meet your needs as circumstances change. Financial advisors (including brokers or agents) are paid for on-going investment advice and services either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge. If you do not have a financial advisor, call (800) 257-8787 and Nuveen can refer you to one in your area.

                       Financial advisors or other dealer firms may charge their customers a processing or service fee in connection with the purchase or redemption of fund shares. The amount and applicability of such a fee is determined and disclosed to customers by each individual dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this prospectus and the Statement of Additional Information. Your dealer will provide you with specific information about any processing or service fees you will be charged.

                       By Mail

                       You may open an account and buy shares by mail by completing the enclosed application and mailing it along with your check to: Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. No third party checks will be accepted.

Section 3  How You Can Buy and Sell Shares

                       On-line


                       Existing shareholders may process certain account transactions on-line. You may purchase additional shares or exchange shares between existing, identically registered accounts. You can continue to look up your account balance, history and dividend information, as well as order duplicate account statements and tax forms from the funds' website. To access your account, follow the links under "Individual Investors" on www.nuveen.com to "Account Access" and choose "Mutual Funds." The system will walk you through the log-in process. To purchase shares on-line, you must have established Fund Direct privileges on your account prior to the requested transaction.



                       By Telephone



                       Existing shareholders may also process these same mutual fund transactions via our automated information line. Simply call (800) 257-8787, press 1 for mutual funds and the voice menu will walk you through the process. To purchase shares via the telephone, you must have established Fund Direct privileges on your account prior to the requested transaction.


                       Investment Minimums


                       The minimum initial investment is $3,000 ($50 through systematic investment plan accounts) and may be lower for accounts opened through certain fee-based programs as described in the Statement of Additional Information. Subsequent investments must be in amounts of $50 or more. The funds reserve the right to reject purchase orders and to waive or increase the minimum investment requirements.



                                                 [GRAPHIC]

                       SYSTEMATIC INVESTING

                       Systematic investing allows you to make regular investments through automatic deductions from your bank account, directly from your paycheck or from exchanging shares from another mutual fund account (simply complete the appropriate application). The minimum automatic deduction is $50 per month. There is no charge to participate in each fund's systematic investment plan. To take advantage of this investing opportunity, simply complete the appropriate section of the account application form or submit an Account Update Form. You can stop the deductions at any time by notifying your fund in writing.

                       From Your Bank Account

                       You can make systematic investments of $50 or more per month by authorizing us to draw preauthorized checks on your bank account.

                       From Your Paycheck

                       With your employer's consent, you can make systematic investments of $25 or more per pay period (meeting the monthly minimum of $50) by authorizing your employer to deduct monies from your paycheck.

                       Systematic Exchanging

                       You can make systematic investments by authorizing Nuveen to exchange shares from one Nuveen Mutual Fund account into another identically registered Nuveen account of the same share class.

                       Benefits of Systematic Investing

                       One of the benefits of systematic investing is dollar cost averaging. Because you regularly invest a fixed amount of money over a period of years regardless of the share price, you buy more shares when the price is low and fewer shares when the price is high. As a result, the average share price you pay should be less than the average share price of fund shares over the same period. To be effective, dollar cost averaging requires that you invest over a long period of time and does not assure that you will profit.

                                     Section 3  How You Can Buy and Sell Shares

                       The chart below illustrates the benefits of systematic investing based on a $3,000 initial investment and subsequent monthly investments of $100 over 20 years. The example assumes you earn a return of 4%, 5% or 6% annually on your investment and that you reinvest all dividends. These annual returns do not reflect past or projected fund performance.



                        [Chart showing effects of
                        systematic investing and dividend reinvestment]

                        Systematic Investing Graph


                                                 [GRAPHIC]

                       SYSTEMATIC WITHDRAWAL

                       If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly, semi-annually or annually, and may choose to receive a check, have the monies transferred directly into your bank account (see "Special Services--Fund Direct"), paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application or Account Update Form to participate in each fund's systematic withdrawal plan.

                       You should not establish systematic withdrawals if you intend to make concurrent purchases of Class A, B or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.

                                                 [GRAPHIC]

                       SPECIAL SERVICES

                       To help make your investing with us easy and efficient, we offer you the following services at no extra cost.

                       Exchanging Shares

                       You may exchange fund shares into an identically registered account for the same class of another Nuveen Mutual Fund available in your state. Your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. You may have to pay a sales charge when exchanging shares that you purchased without a sales charge for shares that are sold with a sales charge. Please consult the Statement of Additional Information for details.

                       The funds may change or cancel their exchange policy at any time upon 60 days' notice. Each fund reserves the right to revise or suspend the exchange privilege, limit the amount or number of exchanges, or reject any exchange.

Section 3  How You Can Buy and Sell Shares

                       See "General Information--Frequent Trading" below. Because an exchange is treated for tax purposes as a purchase and sale, and any gain may be subject to tax, you should consult your tax advisor about the tax consequences of exchanging your shares.

                       Fund Direct/SM/

                       The Fund Direct Program allows you to link your fund account to your bank account, transfer money electronically between these accounts, and perform a variety of account transactions, including purchasing shares by telephone and investing through a systematic investment plan. You also may have dividends, distributions, redemption payments or systematic withdrawal plan payments sent directly to your bank account. Your financial advisor can help you complete the forms for these services, or you can call Nuveen at
                       (800) 257-8787 for copies of the necessary forms.

                       Reinstatement Privilege

                       If you redeem fund shares, you may reinvest all or part of your redemption proceeds up to one year later without incurring any additional charges. You may only reinvest into the same share class you redeemed. If you paid a CDSC, we will refund your CDSC and reinstate your holding period. You may use this reinstatement privilege only once for any redemption.


              LOGO

                       You may sell (redeem) your shares on any business day. You will receive the share price next determined after Nuveen has received your properly completed redemption request. Your redemption request must be received before the close of trading for you to receive that day's price. If you are selling shares purchased recently with a check, you will not receive your redemption proceeds until your check has cleared. This may take up to ten business days from your purchase date. While the funds do not charge a redemption fee, you may be assessed a CDSC, if applicable. When you redeem Class A, Class B, or Class C shares subject to a CDSC, each fund will first redeem any shares that are not subject to a CDSC, and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. The holding period is calculated on a monthly basis and begins the first day of the month in which the order for investment is received. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen. The CDSC may be waived under certain special circumstances as described in the Statement of Additional Information.

                       Through Your Financial Advisor

                       You may sell your shares through your financial advisor who can prepare the necessary documentation. Your financial advisor may charge for this service.

                       By Telephone


                       If you have authorized telephone redemption privileges, call (800) 257-8787 to redeem your shares, press 1 for mutual funds and the voice menu will walk you through the process. Telephone redemptions are not available for shares owned in certificate form and, with respect to redemptions where the proceeds are payable by check, may not exceed $50,000. Checks will only be issued to you as the shareholder of record and mailed to your address of record. If you have established Fund Direct privileges, you may have redemption proceeds transferred electronically to your bank account. We will normally mail your check the next business day.








 LOGO

An Important Note About Telephone Transactions

Although Nuveen Investor Services has certain safeguards and procedures to confirm the identity of callers, it will not be liable for losses resulting from following telephone instructions it reasonably believes to be genuine. Also, you should verify your trade confirmations immediately upon receipt.

                                     Section 3  How You Can Buy and Sell Shares

                       By Mail

                       You can sell your shares at any time by sending a written request to the appropriate fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. Your request must include the following information:

                        .  The fund's name;

                        .  Your name and account number;

                        .  The dollar or share amount you wish to redeem;

                        . The signature of each owner exactly as it appears on the account;

                        . The name of the person to whom you want your redemption proceeds paid (if other than to the shareholder of record);

                        . The address where you want your redemption proceeds sent (if other than the address of record);

                        .  Any certificates you have for the shares; and

                        .  Any required signature guarantees.

                       We will normally mail your check the next business day, but in no event more than seven days after we receive your request. If you purchased your shares by check, your redemption proceeds will not be mailed until your check has cleared. Guaranteed signatures are required if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder of record or you want the check sent to another address (or the address of record has been changed within the last 30 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that a fund otherwise approves. A notary public cannot provide a signature guarantee.

                       On-line


                       You may redeem shares or exchange shares between existing, identically registered accounts on-line. To access your account, follow the links under "Individual Investors" on www.nuveen.com to "Account Access" and choose "Mutual Funds." The system will walk you through the log-in process. On-line redemptions are not available for shares owned in certificate form and, with respect to redemptions where the proceeds are payable by check, may not exceed $50,000. Checks will only be issued to you as the shareholder of record and mailed to your address of record. If you have established Fund Direct privileges, you may have redemption proceeds transferred electronically to your bank account.


                       Redemptions In-Kind

                       The funds generally pay redemption proceeds in cash. Under unusual conditions that make cash payment unwise and for the protection of existing shareholders, the funds may pay all or a portion of your redemption proceeds in securities or other fund assets. Although it is unlikely that your shares would be redeemed in-kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from that sale.


                                    [GRAPHIC]



An Important Note About Involuntary Redemption

From time to time, the funds may establish minimum account size requirements. The funds reserve the right to liquidate your account upon 30 days' written notice if the value of your account falls below an established minimum.
The funds have set a minimum balance of $1,000 unless you have an active Nuveen Defined Portfolio reinvestment account. You will not be assessed a CDSC on an involuntary redemption.

Section 3  How You Can Buy and Sell Shares

Section 4  General Information

                       To help you understand the tax implications of investing in the funds, this section includes important details about how the funds make distributions to shareholders. We discuss some other fund policies, as well.


              LOGO


                       The funds pay tax-free dividends monthly and any taxable capital gains or other taxable distributions once a year in December. The funds declare dividends monthly to shareholders of record as of the ninth day of each month, usually payable the first business day of the following month. Each fund will seek to pay monthly tax-exempt dividends at a level rate that reflects the past and projected net income of the fund. To help maintain more stable monthly distributions, the distribution paid by a fund for any particular monthly period may be more or less than the amount of net income actually earned by the fund during such period. Any such under- (or over-) distribution of income is reflected in each fund's net asset value. This policy is designed to result in the distribution of substantially all of the funds' net income over time.


                       Payment and Reinvestment Options

                       The funds automatically reinvest your dividends in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or reinvested in shares of another Nuveen Mutual Fund. For further information, contact your financial advisor or call Nuveen at (800) 257-8787.

                       Taxes and Tax Reporting

                       Because the funds invest primarily in municipal bonds from a particular state, the regular monthly dividends you, as a taxpayer in that state, receive will generally be exempt from regular federal and state income tax. All or a portion of these dividends, however, may be subject to the federal AMT. Income exempt from federal tax may be subject to state and local income tax.

                       Although the funds do not seek to realize taxable income or capital gains, the funds may realize and distribute taxable income or capital gains from time to time as a result of the funds' normal investment activities. The funds' distributions of these amounts are taxed as ordinary income or capital gains and are taxable whether received in cash or reinvested in additional shares. Dividends from the funds' long-term capital gains are taxable as capital gains, while dividends from short-term capital gains and net investment income are generally taxable as ordinary income. The funds' taxable dividends are not expected to qualify for a dividends received deduction if you are a corporate shareholder or for the lower tax rates on qualified dividend income.

                       Early in each year, you will receive a statement detailing the amount and nature of all dividends and capital gains that you were paid during the prior year. If you hold your investment at the firm where you purchased your fund shares, you will receive the statement from that firm. If you hold your shares directly with the fund, Nuveen will send you the statement. The tax status of your dividends is not affected by whether you reinvest your dividends or elect to receive them in cash.

                                                 Section 4  General Information

                       If you receive Social Security or railroad retirement benefits, you should consult your tax advisor about how an investment in the fund may affect the taxation of your benefits.

                       Each sale or exchange of fund shares may be a taxable event. When you exchange shares of one Nuveen Fund for shares of a different Nuveen Fund, the exchange is treated the same as a sale for tax purposes.

                       Please note that if you do not furnish us with your correct Social Security number or employer identification number, you fail to provide certain certifications to the fund, you fail to certify whether you are a U.S. citizen or a U.S. resident alien, or the Internal Revenue Service notifies the fund to withhold, federal law requires the fund to withhold federal income tax from your distributions and redemption proceeds at the applicable withholding rate.

                       Please consult the Statement of Additional Information and your tax advisor for more information about taxes.

                       Buying or Selling Shares Close to a Record Date

                       Buying fund shares shortly before the record date for a taxable dividend is commonly known as "buying the dividend." The entire dividend may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price. Similarly, if you sell or exchange fund shares shortly before the record date for a tax-exempt dividend, a portion of the price you receive may be treated as a taxable capital gain even though it reflects tax-free income a fund has earned but not yet distributed.

                       Taxable Equivalent Yields


                       The taxable equivalent yield is the current yield you would need to earn on a taxable investment in order to equal a stated federal tax-free yield on a municipal investment. To assist you in comparing municipal investments like the funds with fully taxable alternative investments, the table below presents the taxable equivalent yields for a range of hypothetical federal tax-free yields and tax rates:


                       Taxable Equivalent of Tax-Free Yields

                                   To Equal a Tax-Free Yield of:
                                   3.00%          4.00%    5.00%    6.00%
                      Tax Bracket: A Taxable Investment Would Need to Yield:
                      ------------------------------------------------------
                        25%        4.00%          5.33%    6.67%    8.00%
                        28%        4.17%          5.56%    6.94%    8.33%
                        33%        4.48%          5.97%    7.46%    8.96%
                        35%        4.62%          6.15%    7.69%    9.23%

                       The yields and tax rates shown above are hypothetical and do not predict your actual returns or effective tax rate. Please note that investments that generate qualified dividend income that is taxable at the maximum rate of 15% will have a lower taxable equivalent yield. For more detailed information, see the Statement of Additional Information or consult your tax advisor.


                                                 [GRAPHIC]

                       DISTRIBUTION AND SERVICE PLANS

                       Nuveen serves as the selling agent and distributor of the funds' shares. In this capacity, Nuveen manages the offering of the funds' shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to authorized dealers, each fund has adopted a distribution and service plan

Section 4  General Information
                       under Rule 12b-1 under the 1940 Act. (See "How You Can Buy and Sell Shares--What Share Classes We Offer" for a description of the distribution and service fees paid under this plan.)

                       Nuveen receives the distribution fee for Class B and Class C shares primarily for providing compensation to authorized dealers, including Nuveen, in connection with the distribution of shares. Nuveen uses the service fee for Class A, Class B, and Class C shares to compensate authorized dealers, including Nuveen, for providing on-going account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries, and providing other personal services to shareholders. These fees also compensate Nuveen for other expenses, including printing and distributing prospectuses to persons other than shareholders, and preparing, printing, and distributing advertising and sales literature and reports to shareholders used in connection with the sale of shares. Because these fees are paid out of the fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                       In addition to the sales commissions and certain payments related to 12b-1 distribution and service fees paid by Nuveen to authorized dealers as previously described, Nuveen may from time to time make additional payments, out of its own resources, to certain authorized dealers that sell shares of Nuveen Mutual Funds in order to promote the sales and retention of fund shares by those firms and their customers. The amounts of these payments vary by authorized dealer firm and, with respect to a given firm, are typically calculated by reference to the amount of the firm's recent gross sales of Nuveen Mutual Fund shares and/or total assets of Nuveen Mutual Funds held by the firm's customers. The level of payments that Nuveen is willing to provide to a particular authorized dealer firm may be affected by, among other factors, the firm's total assets held in and recent net investments into Nuveen Mutual Funds, the firm's level of participation in Nuveen Mutual Fund sales and marketing programs, the firm's compensation program for its registered representatives who sell fund shares and provide services to fund shareholders, and the asset class of the Nuveen Mutual Funds for which these payments are provided. For 2004, these payments in the aggregate were approximately .01% to .02% of the assets in the Nuveen Funds. The Statement of Additional Information contains additional information about these payments, including the names of the dealer firms to which payments are made. Nuveen may also make payments to authorized dealers in connection with sales meetings, due diligence meetings, prospecting seminars and other meetings at which Nuveen promotes its products and services.

                       In connection with the availability of Nuveen Mutual Funds within selected mutual fund no-transaction fee institutional platforms and fee-based wrap programs (together, "Platform Programs") at certain authorized dealer firms, Nuveen also makes payments out of its own assets to those firms as compensation for certain recordkeeping, shareholder communications and other account administration services provided to Nuveen Mutual Fund shareholders who own their fund shares in these Platform Programs. These payments are in addition to the 12b-1 service fee and any applicable omnibus sub-accounting fees paid to these firms with respect to these services by the Nuveen Mutual Funds out of fund assets.

                                                 Section 4  General Information

                                                 [GRAPHIC]

                       NET ASSET VALUE

                       The price you pay for your shares is based on each fund's net asset value per share, which is determined as of the close of trading (normally 4:00 p.m. New York time) on each day the NYSE is open for business. Net asset value is calculated for each class of each fund by taking the market value of the class' total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. All valuations are subject to review by the funds' Board of Trustees or its delegate.


                       In determining net asset value, expenses are accrued and applied daily, and securities and other assets for which market quotations are available are valued at market value. The prices of fixed income securities are provided by a pricing service and based on the mean between the bid and asked price. When price quotes are not readily available the pricing service establishes fair market value based on various factors, including prices of comparable fixed income securities.


                       Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities that may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of fund NAV; a security with respect to which an event has occurred that is likely to make it difficult or impossible to obtain a reliable market quotation; and, a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principal, the current "fair value" of a security would appear to be the amount that the owner might reasonably expect to receive for it upon its current sale. A variety of factors may be considered in determining the fair value of such securities. See the Statement of Additional Information for details.


                                                 [GRAPHIC]

                       Frequent Trading

                       The funds are intended for long-term investment, and should not be used for excessive trading. Excessive trading in the funds' shares can disrupt portfolio management, lead to higher operating costs, and cause other operating inefficiencies for the funds. However, the funds are also mindful that shareholders may have valid reasons for periodically purchasing and redeeming fund shares.

                       Accordingly, the funds have adopted a Frequent Trading Policy that seeks to balance the funds' need to prevent excessive trading in fund shares while offering investors the flexibility in managing their financial affairs to make periodic purchases and redemptions of fund shares.

                       The funds' Frequent Trading Policy generally limits an investor to four "round trip" trades in a 12-month period or to two round trip trades in a 12-month period if either side of a round trip trade exceeds 1% of a fund's net assets. A purchase transaction identified as being made by a Frequent Trader (defined

Section 4  General Information
                       below) may not exceed $1 million for a single shareholder account or in the aggregate for a group of shareholder accounts either controlled by a financial advisor or otherwise determined by the funds to be related. The Nuveen Funds will suspend the trading privileges of any investor who makes a round trip within a 30-day period. In addition, Frequent Traders (investors making more than one round trip trade or who are otherwise deemed as such by a fund based on the size, pattern or other characteristics of their trading activity) who do not abide by special order placement rules, which are described in the Statement of Additional Information, will also have their trading privileges suspended. A round trip is the purchase and sale (including any exchanges) of a substantially similar dollar amount of fund shares within a 60-day period, representing at least 25% of the value of the shareholder's account. Each side of a round trip may be comprised of either a single transaction or a series of closely-spaced transactions.

                       The funds primarily receive share purchase and redemption orders through third-party financial intermediaries, some of whom rely on the use of omnibus accounts that include multiple shareholders and that typically provide the funds with a consolidated purchase or redemption request. Unless these financial intermediaries furnish the funds with sufficient trade level information for individual shareholders, their use of omnibus accounts may limit the extent to which the funds are able to enforce the terms of the Frequent Trading Policy. In addition, the funds may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where the funds reasonably believe that the intermediary's policies and procedures effectively discourage inappropriate trading activity.

                       The funds reserve the right in their sole discretion to waive unintentional or minor violations if they determine that doing so would not harm the interests of fund shareholders. In addition, certain categories of redemptions may be excluded from the application of the Frequent Trading Policy, as described in more detail in the Statement of Additional Information. These include, among others, redemptions pursuant to systematic withdrawals plans, redemptions in connection with the total disability or death of the investor, involuntary redemptions by operation of law, redemptions in payment of account or plan fees, and certain redemptions by retirements plans, including redemptions in connection with qualifying loans or hardship withdrawals, termination of plan participation, return of excess contributions, and required minimum distributions.

                       Each fund reserves the right to reject any purchase order, including exchange purchases, for any reason. For example, a fund may refuse purchase orders if the fund would be unable to invest the proceeds from the purchase order in accordance with the fund's investment policies and/or objectives, or if the fund would be adversely affected by the size of the transaction, the frequency of trading in the account or various other factors. For more information about the funds' Frequent Trading Policy and its enforcement, see "Additional Information on the Purchase and Redemption of Fund Shares--Frequent Trading Policy" in the Statement of Additional Information.


              LOGO

                       The custodian of the assets of the funds is State Street Bank & Trust Company, P.O. Box 5043, Boston, Massachusetts 02206-5043. The custodian also provides certain accounting services to the funds. The funds' transfer, shareholder services and dividend paying agent, Boston Financial Data Services, Inc., P.O. Box 8530, Boston, Massachusetts 02266-8530, performs bookkeeping, data processing and administrative services for the maintenance of shareholder accounts.

                                                 Section 4  General Information

Section 5  Financial Highlights


                       The financial highlights table is intended to help you understand a fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned on an investment in a fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended May 31, 2005, May 31, 2004, May 31, 2003 and May 31, 2002 has been audited by PricewaterhouseCoopers LLP, whose report for the most recent fiscal year, along with the funds' financial statements, are included in the Statement of Additional Information and annual report, which are available upon request. The information for the fiscal year ended May 31, 2001 was audited by a different independent auditor who has ceased operations.


Nuveen Arizona Municipal Bond Fund



                                                           Investment Operations          Less Distributions
Class (Commencement Date)                              -----------------------------  --------------------------



                                                                          Net                                     Ending
                                             Beginning        Net   Realized/                Net                     Net
                                             Net Asset Investment  Unrealized         Investment  Capital          Asset
Year Ended May 31,                               Value  Income(a) Gain (Loss)   Total     Income    Gains   Total  Value
-------------------------------------------------------------------------------------------------------------------------

Class A (10/86)
 2005                                           $10.73       $.46       $ .30  $ .76       $(.46)   $(.16) $(.62) $10.87
 2004                                            11.35        .48        (.61)  (.13)       (.49)      --   (.49)  10.73
 2003                                            10.91        .51         .47    .98        (.52)    (.02)  (.54)  11.35
 2002                                            10.84        .53         .12    .65        (.53)    (.05)  (.58)  10.91
 2001                                            10.24        .54         .58   1.12        (.52)      --   (.52)  10.84

Class B (2/97)
 2005                                            10.72        .38         .29    .67        (.38)    (.16)  (.54)  10.85
 2004                                            11.33        .40        (.61)  (.21)       (.40)      --   (.40)  10.72
 2003                                            10.89        .42         .48    .90        (.44)    (.02)  (.46)  11.33
 2002                                            10.83        .45         .11    .56        (.45)    (.05)  (.50)  10.89
 2001                                            10.23        .46         .59   1.05        (.45)      --   (.45)  10.83

Class C (2/94)
 2005                                            10.71        .40         .30    .70        (.40)    (.16)  (.56)  10.85
 2004                                            11.33        .42        (.61)  (.19)       (.43)      --   (.43)  10.71
 2003                                            10.90        .45         .46    .91        (.46)    (.02)  (.48)  11.33
 2002                                            10.83        .47         .12    .59        (.47)    (.05)  (.52)  10.90
 2001                                            10.23        .48         .59   1.07        (.47)      --   (.47)  10.83

Class R (2/97)
 2005                                            10.72        .48         .30    .78        (.48)    (.16)  (.64)  10.86
 2004                                            11.33        .50        (.60)  (.10)       (.51)      --   (.51)  10.72
 2003                                            10.90        .53         .47   1.00        (.55)    (.02)  (.57)  11.33
 2002                                            10.83        .56         .12    .68        (.56)    (.05)  (.61)  10.90
 2001                                            10.24        .56         .58   1.14        (.55)      --   (.55)  10.83
-------------------------------------------------------------------------------------------------------------------------


                                                                   Ratios/Supplemental Data
Class (Commencement Date)                               ----------------------------------------
                                                                             Ratio of
                                                                 Ratio of         Net
                                                                 Expenses  Investment
                                                         Ending        to   Income to
                                                            Net   Average     Average  Portfolio
                                                 Total   Assets       Net         Net   Turnover
Year Ended May 31,                           Return(b)    (000) Assets(c)   Assets(c)       Rate
-------------------------------------------------------------------------------------------------

Class A (10/86)
 2005                                             7.28% $69,432       .90%       4.20%        26%
 2004                                            (1.19)  69,355       .94        4.34         10
 2003                                             9.23   75,255       .92        4.56         14
 2002                                             6.06   69,356       .92        4.85         16
 2001                                            11.12   70,642       .95        5.02         21

Class B (2/97)
 2005                                             6.37    4,791      1.65        3.46         26
 2004                                            (1.85)   6,162      1.69        3.59         10
 2003                                             8.43    6,745      1.67        3.81         14
 2002                                             5.20    5,962      1.67        4.10         16
 2001                                            10.33    4,447      1.70        4.27         21

Class C (2/94)
 2005                                             6.71    8,462      1.45        3.65         26
 2004                                            (1.73)   7,481      1.49        3.80         10
 2003                                             8.56    9,289      1.47        4.01         14
 2002                                             5.50    7,454      1.46        4.30         16
 2001                                            10.56    5,809      1.50        4.47         21

Class R (2/97)
 2005                                             7.47   15,656       .70        4.41         26
 2004                                             (.93)  16,198       .74        4.55         10
 2003                                             9.38   19,351       .72        4.76         14
 2002                                             6.30   17,742       .72        5.05         16
 2001                                            11.27   19,388       .75        5.22         21
-------------------------------------------------------------------------------------------------


(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.

(c) After expense reimbursement from the Adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2005 are .89%, 1.64%, 1.44% and .69% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2005 are 4.22%, 3.47%, 3.66% and 4.42% for classes A, B, C and R, respectively.


Section 5  Financial Highlights

Nuveen Colorado Municipal Bond Fund



Class
(Commencement               Investment Operations          Less Distributions
Date)                   -----------------------------  -------------------------                    -------



                                           Net                                    Ending             Ending
              Beginning        Net   Realized/                Net                    Net                Net
Year Ended    Net Asset Investment  Unrealized         Investment  Capital         Asset     Total   Assets
May 31,           Value  Income(a) Gain (Loss)   Total     Income    Gains  Total  Value Return(b)    (000)
------------------------------------------------------------------------------------------------------------

Class A (5/87)
  2005           $10.03       $.43       $ .51  $ .94       $(.41)     $-- $(.41) $10.56      9.50% $32,345
  2004            10.52        .45        (.49)  (.04)       (.45)      --  (.45)  10.03      (.34)  30,658
  2003            10.15        .48         .38    .86        (.49)      --  (.49)  10.52      8.70   32,732
  2002            10.02        .52         .13    .65        (.52)      --  (.52)  10.15      6.53   32,638
  2001             9.50        .52         .51   1.03        (.51)      --  (.51)  10.02     11.00   32,306

Class B (2/97)
  2005            10.04        .35         .50    .85        (.33)      --  (.33)  10.56      8.61    5,491
  2004            10.53        .37        (.48)  (.11)       (.38)      --  (.38)  10.04     (1.04)   5,867
  2003            10.16        .40         .39    .79        (.42)      --  (.42)  10.53      7.93    6,310
  2002            10.03        .44         .13    .57        (.44)      --  (.44)  10.16      5.78    6,014
  2001             9.52        .45         .50    .95        (.44)      --  (.44)  10.03     10.07    4,916

Class C (2/97)
  2005            10.02        .37         .51    .88        (.36)      --  (.36)  10.54      8.85    5,077
  2004            10.51        .39        (.48)  (.09)       (.40)      --  (.40)  10.02      (.87)   5,234
  2003            10.14        .42         .39    .81        (.44)      --  (.44)  10.51      8.14    6,801
  2002            10.01        .46         .13    .59        (.46)      --  (.46)  10.14      5.98    4,064
  2001             9.49        .47         .50    .97        (.45)      --  (.45)  10.01     10.41    2,995

Class R (2/97)
  2005            10.03        .45         .50    .95        (.43)      --  (.43)  10.55      9.65      809
  2004            10.52        .47        (.48)  (.01)       (.48)      --  (.48)  10.03      (.11)     647
  2003            10.16        .50         .38    .88        (.52)      --  (.52)  10.52      8.84      799
  2002            10.01        .54         .15    .69        (.54)      --  (.54)  10.16      6.98      819
  2001             9.50        .54         .50   1.04        (.53)      --  (.53)  10.01     11.10      746
------------------------------------------------------------------------------------------------------------


Class
(Commencement  Ratios/Supplemental Data
Date)         ---------------------------------
                           Ratio of
               Ratio of         Net
               Expenses  Investment
                     to   Income to
                Average     Average  Portfolio
Year Ended          Net         Net   Turnover
May 31,       Assets(c)   Assets(c)       Rate
-----------------------------------------------

Class A (5/87)
  2005              .93%       4.10%        29%
  2004              .95        4.34         49
  2003              .95        4.66         12
  2002              .96        5.05         28
  2001             1.00        5.28         33

Class B (2/97)
  2005             1.68        3.35         29
  2004             1.70        3.59         49
  2003             1.70        3.92         12
  2002             1.70        4.29         28
  2001             1.75        4.53         33

Class C (2/97)
  2005             1.48        3.55         29
  2004             1.50        3.80         49
  2003             1.49        4.11         12
  2002             1.49        4.50         28
  2001             1.55        4.73         33

Class R (2/97)
  2005              .73        4.30         29
  2004              .75        4.54         49
  2003              .75        4.87         12
  2002              .75        5.25         28
  2001              .81        5.47         33
-----------------------------------------------


(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.

(c) After expense reimbursement from the Adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2005 are .91%, 1.66%, 1.46% and .71% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2005 are 4.12%, 3.37%, 3.57% and 4.31% for classes A, B, C and R, respectively.


                                                Section 5  Financial Highlights

Nuveen New Mexico Municipal Bond Fund



Class
(Commencement                Investment Operations          Less Distributions
Date)                    -----------------------------  -------------------------                    -------



                                            Net                                    Ending             Ending
               Beginning        Net   Realized/                Net                    Net                Net
Year Ended     Net Asset Investment  Unrealized         Investment  Capital         Asset     Total   Assets
May 31,            Value  Income(a) Gain (Loss)   Total     Income    Gains  Total  Value Return(b)    (000)
-------------------------------------------------------------------------------------------------------------

Class A (9/92)
  2005            $10.07       $.43       $ .50  $ .93       $(.43)     $-- $(.43) $10.57      9.41% $42,608
  2004             10.66        .45        (.58)  (.13)       (.46)      --  (.46)  10.07     (1.28)  41,789
  2003             10.27        .47         .40    .87        (.48)      --  (.48)  10.66      8.65   47,478
  2002             10.23        .49         .04    .53        (.49)      --  (.49)  10.27      5.22   45,882
  2001              9.66        .50         .56   1.06        (.49)      --  (.49)  10.23     11.11   46,358

Class B (2/97)
  2005             10.07        .35         .50    .85        (.35)      --  (.35)  10.57      8.59    5,007
  2004             10.66        .37        (.58)  (.21)       (.38)      --  (.38)  10.07     (2.02)   5,137
  2003             10.27        .39         .40    .79        (.40)      --  (.40)  10.66      7.84    5,919
  2002             10.23        .41         .04    .45        (.41)      --  (.41)  10.27      4.43    4,485
  2001              9.66        .42         .56    .98        (.41)      --  (.41)  10.23     10.26    3,393

Class C (2/97)
  2005             10.07        .37         .51    .88        (.37)      --  (.37)  10.58      8.88    6,364
  2004             10.67        .40        (.60)  (.20)       (.40)      --  (.40)  10.07     (1.94)   5,243
  2003             10.27        .41         .41    .82        (.42)      --  (.42)  10.67      8.13    4,615
  2002             10.23        .43         .04    .47        (.43)      --  (.43)  10.27      4.61    3,295
  2001              9.65        .44         .57   1.01        (.43)      --  (.43)  10.23     10.61    2,396

Class R (2/97)
  2005             10.11        .45         .50    .95        (.45)      --  (.45)  10.61      9.56      895
  2004             10.70        .47        (.59)  (.12)       (.47)      --  (.47)  10.11     (1.10)     836
  2003             10.30        .49         .41    .90        (.50)      --  (.50)  10.70      8.91      726
  2002             10.26        .51         .03    .54        (.50)      --  (.50)  10.30      5.39      547
  2001              9.68        .52         .56   1.08        (.50)      --  (.50)  10.26     11.39      520
-------------------------------------------------------------------------------------------------------------


Class
(Commencement   Ratios/Supplemental Data
Date)          ---------------------------------
                            Ratio of
                Ratio of         Net
                Expenses  Investment
                      to   Income to
                 Average     Average  Portfolio
Year Ended           Net         Net   Turnover
May 31,        Assets(c)   Assets(c)       Rate
------------------------------------------------

Class A (9/92)
  2005               .92%       4.14%        12%
  2004               .93        4.36         20
  2003               .93        4.48          8
  2002               .95        4.76         22
  2001               .99        4.92         10

Class B (2/97)
  2005              1.67        3.39         12
  2004              1.68        3.61         20
  2003              1.68        3.73          8
  2002              1.70        4.01         22
  2001              1.73        4.17         10

Class C (2/97)
  2005              1.47        3.58         12
  2004              1.48        3.81         20
  2003              1.47        3.93          8
  2002              1.50        4.20         22
  2001              1.54        4.37         10

Class R (2/97)
  2005               .72        4.34         12
  2004               .73        4.56         20
  2003               .73        4.68          8
  2002               .75        4.96         22
  2001               .79        5.12         10
------------------------------------------------


(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.

(c) After expense reimbursement from the Adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2005 are .91%, 1.66%, 1.46% and .71% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2005 are 4.15%, 3.40%, 3.60% and 4.35% for classes A, B, C and R, respectively.


Section 5  Financial Highlights

Appendix  Additional State Information


                       Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risks from economic, political, or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. The following discussion of special state considerations was obtained from official offering statements of these issuers and has not been independently verified by the funds. The discussion includes general state tax information related to an investment in each fund's shares. Because tax laws are complex and often change, you should consult your tax advisor about the state tax consequences of a specific fund investment. See the Statement of Additional Information for further information.


                       Arizona



                       Arizona's economy continues to grow at a rapid pace benefiting from strong population growth (outpacing national levels) and low business costs (attracting more industries to the State). Construction is tapering off, but job growth in other areas is strong. The outlook for tourism is steadily improving. Military base closures due to the Department of Defense's 2005 Base Realignment and Closure (BRAC) process are expected to have minimal impact on the State's economy.



                       Governor Janet Napolitano signed the $8.21 billion fiscal year 2006 general fund budget that relies on recurring revenues as well as one-time measures to cover a gap of about $258 million. Fiscal year 2006 revenues are projected to be up 7.4% over the previous year, and state tax revenues continue to come in at a higher rate than even the most optimistic predictions. If that growth continues, the $258 million structural gap will continue to decline. Last year the rainy day fund was replenished and now totals $156 million. Despite improvement, Arizona will continue to face pressure from education, healthcare, social services and corrections expenditures due to its growing population and new policy initiatives, which will continue to constrain finances over the next few years.



                       Employment is growing at a rapid pace. The statewide unemployment rate was 4.9% in July 2005, slightly below the national average of 5.0% in July 2005. Per capita income remains below average at $28,442 in 2004, which is approximately 86% of the national average of $32,937.



                       Although the State does not issue general obligation debt, Moody's rated the State Aa3 Stable and rated the State's lease debt one notch lower at A1 as of August 11, 2005. Standard & Poor's did not rate the State itself but rated the State's lease debt AA- with a stable outlook. Standard & Poor's outlook was changed from negative to stable in August 2004 based upon the State's improved economic situation. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest. Furthermore, it cannot be assumed that the State will maintain its current credit ratings.





                       Tax Treatment

                       The fund's regular monthly dividends will generally not be subject to the Arizona individual income tax to the extent they are paid out of income earned

                                                                       Appendix
                       on Arizona municipal bonds or U.S. government securities. While dividends paid out of income earned on Arizona municipal bonds are not subject to Arizona tax, if you are subject to tax in a state other than Arizona, these dividends may be included in calculating taxable income for that state. You will be subject to Arizona personal income tax, however, to the extent the fund distributes any taxable income or realized capital gains, or if you sell or exchange fund shares and realize a capital gain on the transaction.

                       The treatment of corporate shareholders who pay Arizona corporate income tax is similar to that described above. Shareholders should refer to the Statement of Additional Information for more detailed state tax information and are urged to consult their tax advisor.


                       Colorado



                       Colorado's economy is showing improvement, particularly in professional and business services and equals the national pace in its recovery. Military base closures due to the Department of Defense's 2005 Base Realignment and Closure (BRAC) process are expected to create gains for Colorado as personnel are reassigned to the State.



                       Fiscal year 2006 state tax revenues are showing signs of moderate growth and are helping to stabilize the State's budget picture. A constitutional amendment passed by voters in 1992 known as TABOR constitutionally limits expenditure and revenue growth going forward and provides that annual tax revenues that exceed the constitutional limit be refunded unless voters approve otherwise. Two initiatives will appear on the November ballot that could alter the State's constitution. Measure C would allow the State to retain all revenues and not pass on the revenues as tax relief. It would also allow the State to continue collecting revenues at the same rate and not make collections smaller in years after a recession. If this is not passed, the State will need to cut $400 million from the 2006 fiscal budget. There is some talk of one time measures such as money from sales of buildings or tobacco securitization but this would only provide temporary relief. Measure D would allow the State to issue more debt to fund transportation and other capital projects. Current constitutional prohibitions on Colorado debt result in a very low state debt burden.



                       Governor Bill Owens signed the fiscal year 2006 budget, which includes a projected ending General Fund balance of about $325 million, approximately 3% of anticipated revenues for the year.



                       Unemployment was at 5.2% in July 2005, slightly above the July national average of 5.0%. Per capita personal income was $36,063 in 2004, which is 109% of the national average of $32,937.



                       Although Colorado has no outstanding general obligation debt, Standard & Poor's rated Colorado lease obligations AA- with a stable outlook as of August 15, 2005. Moody's and Fitch have no ratings for Colorado obligations. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest. Furthermore, it cannot be assumed that the State will maintain its current credit ratings.





                       Tax Treatment

                       The fund's regular monthly dividends will generally not be subject to Colorado personal income tax to the extent they are paid out of income earned on Colorado municipal bonds issued on or after May 1, 1980 or U.S. government securities. While dividends paid out of income earned on Colorado municipal bonds issued on or after May 1, 1980 are not subject to Colorado tax, if you are subject to tax in a state other than Colorado, these dividends may be

Appendix
                       included in calculating taxable income for that state. You will be subject to Colorado personal income tax, however, to the extent the fund distributes any taxable income or if you sell or exchange fund shares and realize a capital gain on the transaction.

                       The treatment of corporate shareholders who pay Colorado corporate income tax is similar to that described above. Shareholders should refer to the Statement of Additional Information for more detailed state tax information and are urged to consult their tax advisor.


                       New Mexico



                       New Mexico's economy is slowing from last year but still remains strong. Healthcare remains a major growth driver in the State, and strong population growth, supported by an influx of retirees, has increased demand for housing. Intel, one of the largest employers in New Mexico, has been performing well and is predicted to continue to do well as the demand for semiconductors increases. Oil and gas prices are rising once again, and natural resources and the New Mexico mining industry (hit very hard during the recession) are expanding steadily. Offsetting these factors affecting New Mexico's economic growth is the State's growing water shortage problem. Several multi-million dollar proposals designed to draw water from nearby Lake Ute will have only limited success addressing the statewide problem.



                       New Mexico's diversified mix of taxes (gross receipts, income, and severance) has allowed the State to maintain a stable revenue base. High prices for oil and gas have provided New Mexico with unexpected revenues from production taxes and royalties despite the phase-in of income tax cuts passed during previous legislative sessions. However, should energy prices moderate, state revenues are apt to decline as well.



                       The $4.7 billion general fund budget for fiscal year 2006 was signed by the governor and is balanced with tax cuts and increased spending on Medicaid to replace decreased federal government spending. Reserves are projected to increase to $417 million for fiscal year 2006. However, budget difficulties appear on the horizon with deficits projected from fiscal year 2007 through fiscal year 2009, due primarily to rising health care costs associated with the incoming retiree population and to the expectation that oil and gas prices will moderate.



                       Unemployment was 6.0% in July 2005, above the July 2005 national average of 5.0%. Per capita personal income of $26,191 in 2004 was among the lowest (47th among states) in the nation at 79% of the national average of $32,937.



                       As of August 12, 2005, Moody's rated the State's general obligation debt Aa1, while Standard & Poor's rated it AA+. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest. Furthermore, it cannot be assumed that the State will maintain its current credit ratings.







                       Tax Treatment


                       The fund's regular monthly dividends will generally not be subject to the New Mexico personal income tax to the extent they are paid out of income earned on New Mexico municipal obligations or U.S. government securities. You will generally be subject to New Mexico personal income tax, however, to the extent the fund distributes any taxable income or realized capital gains, or if you sell or exchange fund shares and realize a capital gain on the transaction. For 2005, distributions of capital gains from the fund, or a sale of fund shares may be eligible for a special New Mexico state tax deduction for certain net


                                                                       Appendix
                       capital gains of individual taxpayers, generally up to the greater of $1,000 or 30% of such net capital gain income.


                       While dividends paid out of income earned on New Mexico municipal bonds are not subject to New Mexico tax, if you are subject to tax in a state other than New Mexico, these dividends may be included in calculating taxable income for that state.

                       The treatment of corporate shareholders who pay New Mexico corporate income tax is similar to that described above. Shareholders should refer to the Statement of Additional Information for more detailed state tax information and are urged to consult their tax advisor.

Appendix

Nuveen Investments Mutual Funds

Nuveen Investments offers a variety of mutual funds designed to help you reach your financial goals. The funds below are grouped by investment objective.

Value
Nuveen Large-Cap Value Fund
Nuveen NWQ Multi-Cap Value Fund
Nuveen NWQ Small-Cap Value Fund
Nuveen NWQ Value Opportunities Fund

Balanced
Nuveen Balanced Stock and Bond Fund
Nuveen Balanced Municipal and Stock Fund

Global/International
Nuveen NWQ Global Value Fund
Nuveen NWQ International Value Fund

Growth
Nuveen Rittenhouse Growth Fund

Municipal Bond

National Funds
Nuveen High Yield Municipal Bond Fund
Nuveen All-American Municipal Bond Fund
Nuveen Insured Municipal Bond Fund
Nuveen Intermediate Duration Municipal Bond Fund
Nuveen Limited Term Municipal Bond Fund

State Funds
                 Arizona       Louisiana        North Carolina
                 California/1/ Maryland         Ohio
                 Colorado      Massachusetts/1/ Pennsylvania
                 Connecticut   Michigan         Tennessee
                 Florida       Missouri         Virginia
                 Georgia       New Jersey       Wisconsin
                 Kansas        New Mexico
                 Kentucky      New York/1/

Several additional sources of information are available to you, including the codes of ethics adopted by the funds, Nuveen, and NAM. The Statement of Additional Information, incorporated by reference into this prospectus, contains detailed information on the policies and operation of the funds included in this prospectus. Additional information about the funds' investments is available in the annual and semi-annual reports to shareholders. In the funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year. The funds' most recent Statement of Additional Information, annual and semi-annual reports are available, free of charge, by calling Nuveen at (800) 257-8787 on the funds' website at www.nuveen.com or through your financial advisor.

You may also obtain this and other fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.

The funds are series of Nuveen Multistate Trust I, whose Investment Company Act file number is 811-07747.

1. Long-term and insured long-term portfolios.


MPR-MS2-0905D NA

Distributed by

Nuveen Investments, LLC | 333 West Wacker Drive | Chicago, Illinois 60606 |
(800) 257-8787 | www.nuveen.com

Nuveen Investments Municipal Bond Funds

--------------------------------------------------------------------------------

                                               PROSPECTUS  SEPTEMBER 28, 2005

                                             -----------------------------------

Dependable, tax-free income because it's not what you earn, it's what you keep.(R)

[PHOTO]






Nuveen Florida Municipal Bond Fund


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
[LOGO] Nuveen Investments

                                    [GRAPHIC]

We have used the icons
below throughout this
prospectus to make it
easy for you to find the
type of information
you need.


Investment Strategy


Risks


Fees, Charges
and Expenses


Shareholder
Instructions


Performance and
Current Portfolio
Information
Table of Contents


         Section 1  The Fund
         This section provides you with an overview of the fund, including investment objectives, portfolio holdings and historical performance information.

         Introduction                                                1
         Nuveen Florida Municipal Bond Fund                          2

         Section 2  How We Manage Your Money
         This section gives you a detailed discussion of our investment and risk management strategies.

         Who Manages the Fund                                        4
         What Securities We Invest In                                4
         How We Select Investments                                   6
         What the Risks Are                                          7
         How We Manage Risk                                          7

         Section 3  How You Can Buy and Sell Shares
         This section provides the information you need to move money into or out of your account.

         What Share Classes We Offer                                 9
         How to Reduce Your Sales Charge                            10
         How to Buy Shares                                          12
         Systematic Investing                                       13
         Systematic Withdrawal                                      14
         Special Services                                           14
         How to Sell Shares                                         15

         Section 4  General Information
         This section summarizes the fund's distribution policies and other general fund information.

         Dividends, Distributions and Taxes                         17
         Distribution and Service Plans                             18
         Net Asset Value                                            20
         Frequent Trading                                           20
         Fund Service Providers                                     21

         Section 5  Financial Highlights
         This section provides the fund's financial performance for
         the past five years.                                       22

         Appendix  Additional State Information                     23

                                                             September 28, 2005


Section 1  The Fund

                       Nuveen Florida Municipal Bond Fund

                                                 [GRAPHIC]

                       INTRODUCTION


                       This prospectus is intended to provide important information to help you evaluate whether the Nuveen Mutual Fund listed above may be right for you. Please read it carefully before investing and keep it for future reference.



 NOT FDIC OR GOVERNMENT INSURED        MAY LOSE VALUE          NO BANK GUARANTEE


                                                            Section 1  The Fund

                                    [GRAPHIC]


         NUVEEN FLORIDA MUNICIPAL BOND FUND

Fund Overview


                                    [GRAPHIC]


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

                                    [GRAPHIC]


What Are the Risks of Investing in the Fund?
The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments when due. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in Florida bonds. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]


Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed



The chart and table that follow illustrate annual fund returns for each of the past ten years as well as average annual fund and index returns for the one-, five- and ten-year periods ended December 31, 2004. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).


Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

 Total Returns/1/

                            [BAR CHART APPEARS HERE]

                             Class A Annual Returns
                            -----------------------
                                  1995   16.4
                                  1996    2.6
                                  1997    8.5
                                  1998    5.5
                                  1999   -3.4
                                  2000    9.4
                                  2001    3.5
                                  2002    6.8
                                  2003    4.2
                                  2004    4.8

Section 1  The Fund

During the ten-year period ended December 31, 2004, the highest and lowest quarterly returns were 6.10% and -2.39%, respectively for the quarters ended 3/31/95 and 3/31/96. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                          Average Annual Total Returns
                                          for the Periods Ended
                                            December 31, 2004
                 Class Returns Before
                 Taxes                    1 Year    5 Year   10 Year
                 -----------------------------------------------------
                 Class A (Offer)           0.35%    4.81%     5.26%
                 Class B                  -0.03%    4.75%     5.13%
                 Class C                   4.11%    5.12%     5.13%
                 Class R                   4.95%    5.92%     5.88%
                 -----------------------------------------------------
                 Class A (Offer) Returns:
                  After Taxes on
                    Distributions          0.35%    4.79%     5.23%
                  After Taxes on
                    Distributions and
                    Sale of Shares         1.81%    4.85%     5.26%
                 -----------------------------------------------------
                 Lehman Brothers
                   Municipal Bond
                   Index/2/                4.48%    7.20%     7.06%
                 Lipper Peer Group/3/      3.59%    6.07%     6.15%


What Are the Costs of Investing?

                                    [GRAPHIC]


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

            Share Class                     A       B     C    R/5/
            -------------------------------------------------------
            Maximum Sales Charge Imposed
            on Purchases                 4.20%/6/  None   None None
            .......................................................
            Maximum Sales Charge Imposed
            on Reinvested Dividends          None  None   None None
            .......................................................
            Exchange Fees                    None  None   None None
            .......................................................
            Deferred Sales Charge/7/      None/8/ 5%/9/ 1%/10/ None
            .......................................................


 1. Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What Are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/05 was 3.19%.


 2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.


 3. The Lipper Peer Group returns represent the average annualized total returns for the 10 largest funds in the Lipper Florida Municipal Debt Funds Category. Returns account for the effect of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in the Lipper Peer Group.


 Annual Fund Operating Expenses


Paid From Fund Assets




         Share Class                              A     B     C   R
         -------------------------------------------------------------
         Management Fees                         .53%  .53%  .53% .53%
         .............................................................
         12b-1 Distribution and Service Fees/11/ .20%  .95%  .75%   --
         .............................................................
         Other Expenses                          .13%  .13%  .13% .13%
         .............................................................
         Total Annual Operating
         Expenses--Gross+                        .86% 1.61% 1.41% .66%
         .............................................................



            +After Expense Reimbursements
            Expense Reimbursements      (.01%) (.01%) (.01%) (.01%)
            Total Annual Fund Operating
            Expenses--Net                .85%  1.60%  1.40%   .65%



The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.



                           Redemption               No Redemption
        Share Class   A      B      C     R     A      B      C     R
        ---------------------------------------------------------------
         1 Year     $  504 $  564 $  144 $ 67 $  504 $  164 $  144 $ 67
        ...............................................................
         3 Years    $  683 $  808 $  446 $211 $  683 $  508 $  446 $211
        ...............................................................
         5 Years    $  877 $  976 $  771 $368 $  877 $  876 $  771 $368
        ...............................................................
         10 Years   $1,436 $1,710 $1,691 $822 $1,436 $1,710 $1,691 $822
        ...............................................................


 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

 5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."

 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                            Section 1  The Fund

Section 2  How We Manage Your Money

                       To help you understand how the fund's assets are managed, this section includes a detailed discussion of the adviser's investment and risk management strategies. For a more complete discussion of these matters, please consult the Statement of Additional Information.


                                                 [GRAPHIC]

                       WHO MANAGES THE FUND

                       Nuveen Asset Management ("NAM"), the fund's investment adviser, offers advisory and investment management services to a broad range of mutual fund clients. NAM is responsible for the selection and on-going monitoring of the securities in the fund's investment portfolios, managing the fund's business affairs and providing certain clerical, bookkeeping and other administrative services. NAM is located at 333 West Wacker Drive, Chicago, IL 60606.


                       NAM is a wholly-owned subsidiary of Nuveen Investments, Inc. ("Nuveen Investments"). Founded in 1898, Nuveen Investments, and its affiliates had approximately $124 billion in assets under management, as of June 30, 2005. Nuveen Investments is a publicly-traded company and was, until April 2005, a majority-owned subsidiary of The St. Paul Travelers Companies, Inc., a publicly-traded company that is principally engaged in providing property-liability insurance through subsidiaries.




                       NAM is responsible for execution of specific investment strategies and day-to-day investment operations. NAM manages the fund using a team of analysts and portfolio managers that focus on a specific group of funds. Day-to-day operation of the fund and the execution of its specific investment strategies is the responsibility of the designated portfolio manager described below.


                       Cathryn P. Steeves has been the portfolio manager for the Florida Fund since January 2005. Cathryn Steeves currently manages investments for 26 Nuveen-sponsored investment companies. She has been Vice President of NAM since 2003 and was, previously, Assistant Vice President (2001-2003) and Senior Analyst (1998-2004).



                       Additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the fund is provided in the Statement of Additional Information. The Statement of Additional Information is available free of charge by calling (800) 257-8787 or by visiting Nuveen's website at http://www.nuveen.com/MF/resources/eReports.aspx.



                       For the most recent fiscal year, the fund paid .53% in management fees to NAM as a percentage of net assets.





                                                 [GRAPHIC]

                       WHAT SECURITIES WE INVEST IN

                       The fund's investment objective may not be changed without shareholder approval. The following investment policies may be changed by the Board of Trustees without shareholder approval unless otherwise noted in this prospectus or the Statement of Additional Information.

Section 2  How We Manage Your Money

                       Municipal Bonds

                       The fund invests primarily in municipal bonds that pay interest that is exempt from regular federal, state and, in some cases, local income tax. Income from these bonds may be subject to the federal alternative minimum tax ("AMT").

                       States, local governments and municipalities issue municipal bonds to raise money for various public purposes such as building public facilities, refinancing outstanding obligations and financing general operating expenses. These bonds include general obligation bonds, which are backed by the full faith and credit of the issuer and may be repaid from any revenue source, and revenue bonds, which may be repaid only from the revenue of a specific facility or source.

                       The fund may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the fund will only purchase these bonds where the issuer has a strong incentive to continue making appropriations until maturity.

                       The fund may invest in inverse floating rate securities, sometimes referred to as "inverse floaters." Inverse floaters have variable interest rates that move in the opposite direction from movements in prevailing short-term interest rate levels--rising when prevailing short-term interest rates fall, and vice versa. In addition to paying fluctuating income levels, the prices of inverse floaters can be more volatile than the prices of conventional fixed-rate bonds with comparable maturities.

                       In evaluating municipal bonds of different credit qualities or maturities, NAM takes into account the size of yield spreads. Yield spread is the additional return the fund may earn by taking on additional credit risk or interest rate risk. For example, yields on low quality bonds are higher than yields on high quality bonds because investors must be compensated for incurring the higher credit risk associated with low quality bonds. If yield spreads do not provide adequate compensation for the additional risk associated with low quality bonds, the fund will buy bonds of relatively higher quality. Similarly, in evaluating bonds of different maturities, NAM evaluates the comparative yield available on these bonds. If yield spreads on long-term bonds do not compensate the fund adequately for the additional interest rate risk the fund must assume, the fund will buy bonds of relatively shorter maturity. In addition, municipal bonds in a particular industry may provide higher yields relative to their risk compared to bonds in other industries. If that occurs, the fund may buy relatively more bonds from issuers in that industry. In that case, the fund's portfolio composition would change from time to time.

                       Quality Municipal Bonds

                       The fund purchases only quality municipal bonds that are either rated investment grade (AAA/Aaa to BBB/Baa) by at least one independent rating agency at the time of purchase or are non-rated but judged to be investment grade by the fund's investment adviser. If suitable municipal bonds from a specific state are not available at attractive prices and yields, the fund may invest in municipal bonds of U.S. territories (such as Puerto Rico and Guam), which are exempt from regular federal, state and local income taxes.

                       Portfolio Maturity

                       The fund buys municipal bonds with different maturities in pursuit of its investment objective, but maintains under normal market conditions an investment portfolio with an overall weighted average portfolio maturity of 15 to 30 years.

                                            Section 2  How We Manage Your Money

                       Short-Term Investments

                       Under normal market conditions, the fund may invest up to 20% of net assets in short-term investments, such as short-term, high quality municipal bonds or tax-exempt money market funds. See "How We Manage Risk--Hedging and Other Defensive Investment Strategies." The fund may invest in short-term, high quality taxable securities or shares of taxable money market funds if suitable short-term municipal bonds or shares of tax-exempt money market funds are not available at reasonable prices and yields. If the fund invests in taxable securities, it may not achieve its investment objective. For more information on eligible short-term investments, see the Statement of Additional Information.

                       Forwards and Delayed-Delivery Settlement

                       The fund may enter into contracts to purchase securities for a specified price at a future date later than the normal settlement date. If the delayed settlement takes place less than 61 days after purchase, it is referred to as a "delayed-delivery" transaction. Newly issued municipal bonds sold on a "when-issued" basis represent a common form of delayed-delivery transaction. If settlement takes place more than 60 days after purchase, the transaction is called a "forward." These transactions involve an element of risk because the value of the security to be purchased may decline before the settlement date.

                       Municipal "forwards" pay higher interest rates after settlement than standard bonds, to compensate the buyer for bearing market risk but deferring income during the settlement period, and can often be bought at attractive prices and yields. For instance, if the fund knows that a portfolio bond will, or is likely to, be called or mature on a specific future date, the fund may buy a forward settling on or about that date to replace the called or maturing bond and "lock in" a currently attractive interest rate.

                       Portfolio Holdings

                       A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information. Certain portfolio securities information for the fund is available on the fund's website--www.nuveen.com--by clicking the "Individual Investors--Mutual Funds" section of the home page and following the applicable link for the fund in the "Find A Fund" section. By following these links, you can obtain a top ten list and a complete list of portfolio securities of the fund as of the end of the most recent month. The portfolio securities information on the fund's website is generally made available approximately 2-5 business days following the end of each most recent month. This information will remain available on the website until the fund files with the SEC its annual, semiannual or quarterly holdings report for the fiscal period that includes the date(s) as of which the website information is current.


                                                 [GRAPHIC]

                       HOW WE SELECT INVESTMENTS

                       NAM selects municipal bonds for the fund based upon its assessment of a bond's relative value in terms of current yield, price, credit quality and future prospects. NAM is supported by Nuveen's team of specialized research analysts who review municipal securities available for purchase, monitor the continued creditworthiness of the fund's municipal investments, and analyze economic, political and demographic trends affecting the municipal markets. We use these resources to identify municipal bonds with favorable characteristics we believe are not yet recognized by the market. We then select those higher-yielding and undervalued municipal bonds that we believe represent the most attractive values.

Section 2  How We Manage Your Money

                       Portfolio Turnover

                       The fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of the fund's investment portfolio that is sold and replaced with new securities during a year is known as the fund's portfolio turnover rate. The fund intends to keep portfolio turnover relatively low in order to reduce trading costs and the realization of taxable capital gains. The fund, however, may make limited short-term trades to take advantage of market opportunities or reduce market risk.


                                                 [GRAPHIC]

                       WHAT THE RISKS ARE

                       Risk is inherent in all investing. Investing in a mutual fund--even the most conservative--involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Therefore, before investing you should consider carefully the following risks that you assume when you invest in the fund. Because of these and other risks, you should consider an investment in the fund to be a long-term investment.

                       Credit risk: The fund is subject to credit risk. Credit risk is the risk that an issuer of a municipal bond will be unable to meet its obligation to make interest and principal payments when due as a result of changing financial or market conditions.

                       Interest rate risk: Because the fund invests in fixed-income securities, the fund is subject to interest rate risk. Interest rate risk is the risk that the value of a fund's portfolio will decline because of rising interest rates. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments.

                       Income risk: The risk that the income from the fund's portfolio will decline because of falling market interest rates. This can result when the fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio's current earnings rate. Also, if the fund invests in inverse floating rate securities, whose income payments vary inversely with changes in short-term market rates, the fund's income may decrease if short-term interest rates rise.

                       State concentration risk: Because the fund primarily purchases municipal bonds from Florida, the fund also bears investment risk from economic, political or regulatory changes that could adversely affect municipal bond issuers in Florida and therefore the value of the fund's investment portfolio. See "Appendix--Additional State Information."

                       Inflation risk: The risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the fund's assets can decline as can the value of the fund's distributions.

                                                 [GRAPHIC]

                       HOW WE MANAGE RISK

                       In pursuit of its investment objective, the fund assumes investment risk, chiefly in the form of credit risk and interest rate risk. The fund limits this investment risk generally by restricting the type and maturities of municipal bonds it purchases, and by diversifying its investment portfolio geographically within Florida, as well as across different industry sectors.

                                            Section 2  How We Manage Your Money

                       Investment Limitations

                       The fund has adopted certain investment limitations (based on total assets) that cannot be changed without shareholder approval and are designed to limit your investment risk and maintain portfolio diversification. As a diversified fund, the fund may not have more than:

                        . 25% in any one industry such as electric utilities or health care.


                        . 5% in securities of any one issuer (except U.S. government securities or for 25% of its assets).


                       Hedging and Other Defensive Investment Strategies

                       The fund may invest up to 100% in cash equivalents and short-term investments as a temporary defensive measure in response to adverse market conditions, or to keep cash on hand fully invested. During these periods, the weighted average maturity of the fund's investment portfolio may fall below the defined range described under "Portfolio Maturity."

                       The fund may also use various investment strategies designed to limit the risk of bond price fluctuations and to preserve capital. These hedging strategies include using financial futures contracts, swap contracts, options on financial futures, or options based on either an index of long-term tax-free securities or on debt securities whose prices, in NAM's opinion, correlate with the prices of the fund's investments. Although the fund has no present intent to use these strategies, market circumstances may necessitate their use in the future.

Section 2  How We Manage Your Money

Section 3  How You Can Buy and Sell Shares

                       We offer four classes of fund shares, each with a different combination of sales charges, fees, eligibility requirements and other features. Your financial advisor can help you determine which class is best for you. We offer a number of features for your convenience. For further details, please see the Statement of Additional Information, which is available by calling (800) 257-8787 or by visiting Nuveen's website at www.nuveen.com.


                                                 [GRAPHIC]

                       WHAT SHARE CLASSES WE OFFER

                       Class A Shares

                       You can buy Class A shares at the offering price, which is the net asset value per share plus an up-front sales charge. You may qualify for a reduced sales charge, or the sales charge may be waived, as described in "How to Reduce Your Sales Charge." Class A shares are also subject to an annual service fee of .20% of the fund's average daily net assets that compensates your financial advisor for providing on-going service to you. Nuveen Investments, LLC ("Nuveen"), a wholly-owned subsidiary of Nuveen Investments, and the distributor of the fund, retains the up-front sales charge and the service fee on accounts with no authorized dealer of record. The up-front Class A sales charge for the fund is as follows:


                                                                                 Authorized Dealer
                                    Sales Charge as % of  Sales Charge as % of  Commission as % of
Amount of Purchase                  Public Offering Price Net Amount Invested  Public Offering Price
 Less than $50,000                          4.20%                 4.38%                3.70%
.....................................................................................................
 $50,000 but less than $100,000             4.00                  4.18                 3.50
.....................................................................................................
 $100,000 but less than $250,000            3.50                  3.63                 3.00
.....................................................................................................
 $250,000 but less than $500,000            2.50                  2.56                 2.00
.....................................................................................................
 $500,000 but less than $1,000,000          2.00                  2.04                 1.50
.....................................................................................................
 $1,000,000 and over                          --/1/                 --                 1.00/1/
.....................................................................................................

                    /1/ You can buy $1 million or more of Class A shares at net asset value without an up-front sales charge. Nuveen pays authorized dealers of record on these share purchases a sales commission of 1.00% of the first $2.5 million, plus .50% of the next $2.5 million, plus .25% of the amount over $5.0 million. If you redeem your shares within 18 months of purchase, you may have to pay a contingent deferred sales charge ("CDSC") of 1% of either your purchase price or your redemption proceeds, whichever is lower. You do not have to pay this CDSC if your financial advisor has made arrangements with Nuveen and agrees to waive the commission.

                       Class B Shares

                       You can buy Class B shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .95% of average daily net assets. The annual .20% service fee compensates your financial advisor for providing on-going service to you. Nuveen retains the service fee on accounts with no authorized dealer of record. The annual .75% distribution fee compensates Nuveen for paying your financial advisor a 4% up-front sales commission, which includes an advance of the first year's service fee. If you sell your shares within six years of purchase, you will normally have to pay a CDSC, based on either your purchase price or what you sell your shares for, whichever amount is lower, according to the following schedule. You do not pay a CDSC on any Class B shares you purchase by reinvesting dividends.

                                     Section 3  How You Can Buy and Sell Shares

                       Class B shares automatically convert to Class A shares eight years after you buy them so that the distribution fees you pay over the life of your investment are limited. You will continue to pay an annual service fee on any converted Class B shares.


           Years Since Purchase 0-1  1-2  2-3  3-4  4-5  5-6  Over 6
            CDSC                  5%   4%   4%   3%   2%   1%   None
           .........................................................

                       The fund has established a limit to the amount of Class B shares that may be purchased by an individual investor at any one time. See the Statement of Additional Information for more information.

                       Class C Shares

                       You can buy Class C shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .75% of average daily net assets. The annual .20% service fee compensates your financial advisor for providing on-going service to you. Nuveen retains the service fee on accounts with no authorized dealer of record. The annual .55% distribution fee compensates Nuveen for paying your financial advisor an on-going sales commission as well as an advance of the first year's service and distribution fees. If you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your purchase or sale price, whichever is lower. You do not pay a CDSC on any Class C shares you purchase by reinvesting dividends.

                       The fund has established a limit to the amount of Class C shares that may be purchased by an individual investor at any one time. See the Statement of Additional Information for more information.

                       Class R Shares

                       You may purchase Class R shares only under limited circumstances, at the net asset value on the day of purchase. In order to qualify, you must be eligible under one of the programs described in "How to Reduce Your Sales Charge" (below) or meet certain other purchase size criteria. Class R shares are not subject to sales charges or on-going service or distribution fees. Class R shares have lower on-going expenses than the other classes.


                                                 [GRAPHIC]

                       HOW TO REDUCE YOUR SALES CHARGE

                       We offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares or to qualify to purchase Class R shares.

                       Class A Sales Charge Reductions

                        . Rights of Accumulation. In calculating the appropriate sales charge on a purchase of Class A shares of any fund, you may be able to add the amount of your purchase to the value that day of all of your prior purchases of any Nuveen Mutual Fund.

                        . Letter of Intent. Subject to certain requirements, you may purchase Class A shares of any fund at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period.

                        . Group Purchase. If you are a member of a qualified group, you may purchase Class A shares of any Nuveen Mutual Fund at the reduced sales charge applicable to the group's aggregate purchases.

                       For purposes of calculating the appropriate sales charge as described under Rights of Accumulation and Letter of Intent above, you may include purchases

Section 3  How You Can Buy and Sell Shares
                       by (i) you, (ii) your spouse (or equivalent if recognized under local law) and children under 21 years of age, and (iii) a corporation, partnership or sole proprietorship that is 100% owned by any of the persons in (i) or (ii). In addition, a trustee or other fiduciary can count all shares purchased for a single trust, estate or other single fiduciary account that has multiple accounts (including one or more employee benefit plans of the same employer).

                       Class A Sales Charge Waivers

                       Class A shares of a fund may be purchased at net asset value without a sales charge as follows:

                        .  Purchases of $1,000,000 or More.

                        . Monies Representing Reinvestment of Nuveen Defined Portfolio and Nuveen Mutual Fund Distributions.

                        . Certain Eligible Employee-Sponsored Qualified Defined Contribution Retirement Plans. Eligible plans are those with at least 25 employees that either make an initial purchase of $500,000 of shares of Nuveen Mutual Funds or execute a Letter of Intent to do so.


                        . Certain Employees and Affiliates of Nuveen. Purchases by any officers, trustees, and former trustees of the Nuveen Funds, as well as bona fide full-time and retired employees of Nuveen, and subsidiaries thereof, and such employees' immediate family members (as defined in the Fund's Statement of Additional Information).


                        . Authorized Dealer Personnel. Purchases by any person who, for at least 90 days, has been an officer, director, or bona fide employee of any authorized dealer or any such person's immediate family member.


                        . Certain Trust Departments. Purchases by bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial, or similar capacity.


                        . Additional Categories of Investors. Purchases made by: (1) investors purchasing on a periodic fee, asset-based fee, or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program; and (2) clients of investment advisers, financial planners, or other financial intermediaries that charge periodic or asset-based fees for their services.

                        . Reinvestment of Redemption Proceeds. Purchases when reinvesting certain redemption proceeds of unaffiliated funds subject to liquidation or merger.

                       Class R Eligibility

                       Class R shares are available for (i) purchases of $10 million or more, (ii) purchases using dividends and capital gains distributions on Class R shares, and (iii) purchase by the following categories of investors:

                        . Certain trustees, directors, employees, and affiliates of Nuveen.

                        .  Certain authorized dealer personnel.

                        .  Certain bank or broker-affiliated trust departments.

                        . Certain additional categories of investors, including certain direct advisory accounts of Nuveen and its affiliates, and qualifying clients of investment advisers, financial planners, or other financial intermediaries that charge periodic or asset-based fees for their services.


                       Please refer to the Statement of Additional Information for more information about Class A and Class R shares, including more detailed program descriptions and eligibility requirements. The Statement of Additional Information is available free of charge by calling (800) 257-8787 or by visiting


                                     Section 3  How You Can Buy and Sell Shares

                       Nuveen's website at
                       www.nuveen.com/mutual_funds/MF/resources/eReports.aspx,
                       where you will also find the information included in this prospectus.

                       Additional information is also available from your financial advisor, who can also help you prepare any necessary application forms. In order to obtain a breakpoint discount, it may be necessary at the time of purchase for you to inform the fund or your financial advisor of the existence of other accounts in which there are holdings eligible to be aggregated to meet sales load breakpoints. You may need to provide the fund or your financial advisor information or records, such as account statements, in order to verify your eligibility for a breakpoint discount. This may include account statements of family members and information regarding Nuveen Fund shares held in accounts with other financial advisors. You or your financial advisor must notify Nuveen at the time of each purchase if you are eligible for any of these programs. The fund may modify or discontinue these programs at any time.


                                                 [GRAPHIC]

                       HOW TO BUY SHARES

                       Fund shares may be purchased on any business day, which is any day the New York Stock Exchange (the "NYSE") is open for business and normally ends at 4 p.m. New York time. Generally, the NYSE is closed on weekends and national holidays. The share price you pay will depend on when Nuveen receives your order. Orders received before the close of trading on a business day will receive that day's closing share price, otherwise you will receive the next business day's price.

                       Through a Financial Advisor

                       You may buy shares through your financial advisor, who can handle all the details for you, including opening a new account. Financial advisors can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisors generally can help you develop a customized financial plan, select investments and monitor and review your portfolio on an ongoing basis to help assure your investments continue to meet your needs as circumstances change. Financial advisors (including brokers or agents) are paid for on-going investment advice and services either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge. If you do not have a financial advisor, call (800) 257-8787 and Nuveen can refer you to one in your area.

                       Financial advisors or other dealer firms may charge their customers a processing or service fee in connection with the purchase or redemption of fund shares. The amount and applicability of such a fee is determined and disclosed to customers by each individual dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this prospectus and the Statement of Additional Information. Your dealer will provide you with specific information about any processing or service fees you will be charged.

                       By Mail

                       You may open an account and buy shares by mail by completing the enclosed application and mailing it along with your check to: Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. No third party checks will be accepted.

                       On-line

                       Existing shareholders may process certain account transactions on-line. You may purchase additional shares or exchange shares between existing,

Section 3  How You Can Buy and Sell Shares
                       identically registered accounts. You can continue to look up your account balance, history and dividend information, as well as order duplicate account statements and tax forms from the fund's website. To access your account, follow the links under "Individual Investors" on www.nuveen.com to "Account Access" and choose "Mutual Funds." The system will walk you through the log-in process. To purchase shares on-line, you must have established Fund Direct privileges on your account prior to the requested transaction.



                       By Telephone



                       Existing shareholders may also process these same mutual fund transactions via our automated information line. Simply call (800) 257-8787, press 1 for mutual funds and the voice menu will walk you through the process. To purchase shares via the telephone, you must have established Fund Direct privileges on your account prior to the requested transaction.


                       Investment Minimums


                       The minimum initial investment is $3,000 ($50 through systematic investment plan accounts) and may be lower for accounts opened through certain fee-based programs as described in the Statement of Additional Information. Subsequent investments must be in amounts of $50 or more. The fund reserves the right to reject purchase orders and to waive or increase the minimum investment requirements.



                                                 [GRAPHIC]

                       SYSTEMATIC INVESTING

                       Systematic investing allows you to make regular investments through automatic deductions from your bank account, directly from your paycheck or from exchanging shares from another mutual fund account (simply complete the appropriate application). The minimum automatic deduction is $50 per month. There is no charge to participate in the fund's systematic investment plan. To take advantage of this investing opportunity, simply complete the appropriate section of the account application form or submit an Account Update Form. You can stop the deductions at any time by notifying the fund in writing.

                       From Your Bank Account

                       You can make systematic investments of $50 or more per month by authorizing us to draw preauthorized checks on your bank account.

                       From Your Paycheck

                       With your employer's consent, you can make systematic investments of $25 or more per pay period (meeting the monthly minimum of $50) by authorizing your employer to deduct monies from your paycheck.

                       Systematic Exchanging

                       You can make systematic investments by authorizing Nuveen to exchange shares from one Nuveen Mutual Fund account into another identically registered Nuveen account of the same share class.

                       Benefits of Systematic Investing

                       One of the benefits of systematic investing is dollar cost averaging. Because you regularly invest a fixed amount of money over a period of years regardless of the share price, you buy more shares when the price is low and fewer shares when the price is high. As a result, the average share price you pay should be less than the average share price of fund shares over the same period. To be effective, dollar cost averaging requires that you invest over a long period of time and does not assure that you will profit.

                                     Section 3  How You Can Buy and Sell Shares

                       The chart below illustrates the benefits of systematic investing based on a $3,000 initial investment and subsequent monthly investments of $100 over 20 years. The example assumes you earn a return of 4%, 5% or 6% annually on your investment and that you reinvest all dividends. These annual returns do not reflect past or projected fund performance.


                               [Chart showing effect of systematic investing
                           and dividend reinvestment]




                                                 [GRAPHIC]

                       SYSTEMATIC WITHDRAWAL

                       If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly, semi-annually or annually, and may choose to receive a check, have the monies transferred directly into your bank account (see "Special Services--Fund Direct"), paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application or Account Update Form to participate in the fund's systematic withdrawal plan.

                       You should not establish systematic withdrawals if you intend to make concurrent purchases of Class A, B or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.


                                                 [GRAPHIC]

                       SPECIAL SERVICES

                       To help make your investing with us easy and efficient, we offer you the following services at no extra cost.

                       Exchanging Shares

                       You may exchange fund shares into an identically registered account for the same class of another Nuveen Mutual Fund available in your state. Your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. You may have to pay a sales charge when exchanging shares that you purchased without a sales charge for shares that are sold with a sales charge. Please consult the Statement of Additional Information for details.

                       The fund may change or cancel its exchange policy at any time upon 60 days' notice. The fund reserves the right to revise or suspend the exchange privilege, limit the amount or number of exchanges, or reject any exchange. See "General Information--Frequent Trading" below. Because an exchange is

Section 3  How You Can Buy and Sell Shares
                       treated for tax purposes as a purchase and sale, and any gain may be subject to tax, you should consult your tax advisor about the tax consequences of exchanging your shares.

                       Fund Direct/SM/

                       The Fund Direct Program allows you to link your fund account to your bank account, transfer money electronically between these accounts, and perform a variety of account transactions, including purchasing shares by telephone and investing through a systematic investment plan. You also may have dividends, distributions, redemption payments or systematic withdrawal plan payments sent directly to your bank account. Your financial advisor can help you complete the forms for these services, or you can call Nuveen at
                       (800) 257-8787 for copies of the necessary forms.

                       Reinstatement Privilege

                       If you redeem fund shares, you may reinvest all or part of your redemption proceeds up to one year later without incurring any additional charges. You may only reinvest into the same share class you redeemed. If you paid a CDSC, we will refund your CDSC and reinstate your holding period. You may use this reinstatement privilege only once for any redemption.


                                                 [GRAPHIC]

                       HOW TO SELL SHARES

                       You may sell (redeem) your shares on any business day. You will receive the share price next determined after Nuveen has received your properly completed redemption request. Your redemption request must be received before the close of trading for you to receive that day's price. If you are selling shares purchased recently with a check, you will not receive your redemption proceeds until your check has cleared. This may take up to ten business days from your purchase date. While the fund does not charge a redemption fee, you may be assessed a CDSC, if applicable. When you redeem Class A, Class B, or Class C shares subject to a CDSC, the fund will first redeem any shares that are not subject to a CDSC, and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. The holding period is calculated on a monthly basis and begins the first day of the month in which the order for investment is received. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen. The CDSC may be waived under certain special circumstances as described in the Statement of Additional Information.

                       Through Your Financial Advisor

                       You may sell your shares through your financial advisor who can prepare the necessary documentation. Your financial advisor may charge for this service.

                       By Telephone


                       If you have authorized telephone redemption privileges, call (800) 257-8787 to redeem your shares, press 1 for mutual funds and the voice menu will walk you through the process. Telephone redemptions are not available for shares owned in certificate form and, with respect to redemptions where the proceeds are payable by check, may not exceed $50,000. Checks will only be issued to you as the shareholder of record and mailed to your address of record. If you have established Fund Direct privileges, you may have redemption proceeds transferred electronically to your bank account. We will normally mail your check the next business day.



                                    [GRAPHIC]



An Important Note About Telephone Transactions

Although Nuveen Investor Services has certain safeguards and procedures to confirm the identity of callers, it will not be liable for losses resulting from following telephone instructions it reasonably believes to be genuine. Also, you should verify your trade confirmations immediately upon receipt.

                                     Section 3  How You Can Buy and Sell Shares

                       By Mail

                       You can sell your shares at any time by sending a written request to the fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. Your request must include the following information:

                        .  The fund's name;

                        .  Your name and account number;

                        .  The dollar or share amount you wish to redeem;

                        . The signature of each owner exactly as it appears on the account;

                        . The name of the person to whom you want your redemption proceeds paid (if other than to the shareholder of record);

                        . The address where you want your redemption proceeds sent (if other than the address of record);

                        .  Any certificates you have for the shares; and

                        .  Any required signature guarantees.

                       We will normally mail your check the next business day, but in no event more than seven days after we receive your request. If you purchased your shares by check, your redemption proceeds will not be mailed until your check has cleared. Guaranteed signatures are required if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder of record or you want the check sent to another address (or the address of record has been changed within the last 30 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that a fund otherwise approves. A notary public cannot provide a signature guarantee.

                       On-line


                       You may redeem shares or exchange shares between existing, identically registered accounts on-line. To access your account, follow the links under "Individual Investors" on www.nuveen.com to "Account Access" and choose "Mutual Funds." The system will walk you through the log-in process. On-line redemptions are not available for shares owned in certificate form and, with respect to redemptions where the proceeds are payable by check, may not exceed $50,000. Checks will only be issued to you as the shareholder of record and mailed to your address of record. If you have established Fund Direct privileges, you may have redemption proceeds transferred electronically to your bank account.


                       Redemptions In-Kind

                       The fund generally pays redemption proceeds in cash. Under unusual conditions that make cash payment unwise and for the protection of existing shareholders, the fund may pay all or a portion of your redemption proceeds in securities or other fund assets. Although it is unlikely that your shares would be redeemed in-kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from that sale.


                                    [GRAPHIC]



An Important Note About Involuntary Redemption

From time to time, the fund may establish minimum account size requirements. The fund reserves the right to liquidate your account upon 30 days' written notice if the value of your account falls below an established minimum. The fund has set a minimum balance of $1,000 unless you have an active Nuveen Defined Portfolio reinvestment account. You will not be assessed a CDSC on an involuntary redemption.

Section 3  How You Can Buy and Sell Shares

Section 4  General Information

                       To help you understand the tax implications of investing in the fund, this section includes important details about how the fund makes distributions to shareholders. We discuss some other fund policies, as well.


                                                 [GRAPHIC]

                       DIVIDENDS, DISTRIBUTIONS AND TAXES


                       The fund pays tax-free dividends monthly and any taxable capital gains or other taxable distributions once a year in December. The fund declares dividends monthly to shareholders of record as of the ninth day of each month, usually payable the first business day of the following month. The fund will seek to pay monthly tax-exempt dividends at a level rate that reflects the past and projected net income of the fund. To help maintain more stable monthly distributions, the distribution paid by the fund for any particular monthly period may be more or less than the amount of net income actually earned by the fund during such period. Any such under- (or over-) distribution of income is reflected in the fund's net asset value. This policy is designed to result in the distribution of substantially all of the fund's net income over time.


                       Payment and Reinvestment Options

                       The fund automatically reinvests your dividends in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or reinvested in shares of another Nuveen Mutual Fund. For further information, contact your financial advisor or call Nuveen at (800) 257-8787.

                       Taxes and Tax Reporting

                       Because the fund invests primarily in municipal bonds from Florida, the regular monthly dividends you, as a taxpayer in that state, receive will generally be exempt from regular federal income tax and the Florida intangible personal property tax. All or a portion of these dividends, however, may be subject to the federal AMT. Income exempt from federal tax may be subject to state and local income tax.

                       Although the fund does not seek to realize taxable income or capital gains, the fund may realize and distribute taxable income or capital gains from time to time as a result of the fund's normal investment activities. The fund's distributions of these amounts are taxed as ordinary income or capital gains and are taxable whether received in cash or reinvested in additional shares. Dividends from the fund's long-term capital gains are taxable as capital gains, while dividends from short-term capital gains and net investment income are generally taxable as ordinary income. The fund's taxable dividends are not expected to qualify for a dividends received deduction if you are a corporate shareholder or for the lower tax rates on qualified dividend income.

                       Early in each year, you will receive a statement detailing the amount and nature of all dividends and capital gains that you were paid during the prior year. If you hold your investment at the firm where you purchased your fund shares, you will receive the statement from that firm. If you hold your shares directly with the fund, Nuveen will send you the statement. The tax status of your dividends is not affected by whether you reinvest your dividends or elect to receive them in cash.

                                                 Section 4  General Information

                       If you receive Social Security or railroad retirement benefits, you should consult your tax advisor about how an investment in the fund may affect the taxation of your benefits.

                       Each sale or exchange of fund shares may be a taxable event. When you exchange shares of one Nuveen Fund for shares of a different Nuveen Fund, the exchange is treated the same as a sale for tax purposes.

                       Please note that if you do not furnish us with your correct Social Security number or employer identification number, you fail to provide certain certifications to the fund, you fail to certify whether you are a U.S. citizen or a U.S. resident alien, or the Internal Revenue Service notifies the fund to withhold, federal law requires the fund to withhold federal income tax from your distributions and redemption proceeds at the applicable withholding rate.

                       Please consult the Statement of Additional Information and your tax advisor for more information about taxes.

                       Buying or Selling Shares Close to a Record Date

                       Buying fund shares shortly before the record date for a taxable dividend is commonly known as "buying the dividend." The entire dividend may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price. Similarly, if you sell or exchange fund shares shortly before the record date for a tax-exempt dividend, a portion of the price you receive may be treated as a taxable capital gain even though it reflects tax-free income a fund has earned but not yet distributed.

                       Taxable Equivalent Yields


                       The taxable equivalent yield is the current yield you would need to earn on a taxable investment in order to equal a stated federal tax-free yield on a municipal investment. To assist you in comparing municipal investments like the fund with fully taxable alternative investments, the table below presents the taxable equivalent yields for a range of hypothetical federal tax-free yields and tax rates:


                       Taxable Equivalent of Tax-Free Yields

                                   To Equal a Tax-Free Yield of:
                                   3.00%          4.00%    5.00%    6.00%
                      Tax Bracket: A Taxable Investment Would Need to Yield:
                      ------------------------------------------------------
                        25%        4.00%          5.33%    6.67%    8.00%
                        28%        4.17%          5.56%    6.94%    8.33%
                        33%        4.48%          5.97%    7.46%    8.96%
                        35%        4.62%          6.15%    7.69%    9.23%

                       The yields and tax rates shown above are hypothetical and do not predict your actual returns or effective tax rate. Please note that investments that generate qualified dividend income that is taxable at the maximum rate of 15% will have a lower taxable equivalent yield. For more detailed information, see the Statement of Additional Information or consult your tax advisor.


              LOGO

                       Nuveen serves as the selling agent and distributor of the fund's shares. In this capacity, Nuveen manages the offering of the fund's shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to authorized dealers, the fund has adopted a distribution and service plan under

Section 4  General Information

                       Rule 12b-1 under the 1940 Act. (See "How You Can Buy and Sell Shares--What Share Classes We Offer" for a description of the distribution and service fees paid under this plan.)

                       Nuveen receives the distribution fee for Class B and Class C shares primarily for providing compensation to authorized dealers, including Nuveen, in connection with the distribution of shares. Nuveen uses the service fee for Class A, Class B, and Class C shares to compensate authorized dealers, including Nuveen, for providing on-going account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries, and providing other personal services to shareholders. These fees also compensate Nuveen for other expenses, including printing and distributing prospectuses to persons other than shareholders, and preparing, printing, and distributing advertising and sales literature and reports to shareholders used in connection with the sale of shares. Because these fees are paid out of the fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                       In addition to the sales commissions and certain payments related to 12b-1 distribution and service fees paid by Nuveen to authorized dealers as previously described, Nuveen may from time to time make additional payments, out of its own resources, to certain authorized dealers that sell shares of Nuveen Mutual Funds in order to promote the sales and retention of fund shares by those firms and their customers. The amounts of these payments vary by authorized dealer firm and, with respect to a given firm, are typically calculated by reference to the amount of the firm's recent gross sales of Nuveen Mutual Fund shares and/or total assets of Nuveen Mutual Funds held by the firm's customers. The level of payments that Nuveen is willing to provide to a particular authorized dealer firm may be affected by, among other factors, the firm's total assets held in and recent net investments into Nuveen Mutual Funds, the firm's level of participation in Nuveen Mutual Fund sales and marketing programs, the firm's compensation program for its registered representatives who sell fund shares and provide services to fund shareholders, and the asset class of the Nuveen Mutual Funds for which these payments are provided. For 2004, these payments in the aggregate were approximately .01% to .02% of the assets in the Nuveen Funds. The Statement of Additional Information contains additional information about these payments, including the names of the dealer firms to which payments are made. Nuveen may also make payments to authorized dealers in connection with sales meetings, due diligence meetings, prospecting seminars and other meetings at which Nuveen promotes its products and services.

                       In connection with the availability of Nuveen Mutual Funds within selected mutual fund no-transaction fee institutional platforms and fee-based wrap programs (together, "Platform Programs") at certain authorized dealer firms, Nuveen also makes payments out of its own assets to those firms as compensation for certain recordkeeping, shareholder communications and other account administration services provided to Nuveen Mutual Fund shareholders who own their fund shares in these Platform Programs. These payments are in addition to the 12b-1 service fee and any applicable omnibus sub-accounting fees paid to these firms with respect to these services by the Nuveen Mutual Funds out of fund assets.

                                                 Section 4  General Information

                                                 [GRAPHIC]

                       NET ASSET VALUE

                       The price you pay for your shares is based on the fund's net asset value per share, which is determined as of the close of trading (normally 4:00 p.m. New York time) on each day the NYSE is open for business. Net asset value is calculated for each class of the fund by taking the market value of the class' total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. All valuations are subject to review by the fund's Board of Trustees or its delegate.

                       In determining net asset value, expenses are accrued and applied daily, and securities and other assets for which market quotations are available are valued at market value. The prices of fixed income securities are provided by a pricing service and based on the mean between the bid and asked price. When price quotes are not readily available the pricing service establishes fair market value based on various factors, including prices of comparable fixed income securities.

                       Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities that may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of fund NAV; a security with respect to which an event has occurred that is likely to make it difficult or impossible to obtain a reliable market quotation; and, a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principal, the current "fair value" of a security would appear to be the amount that the owner might reasonably expect to receive for it upon its current sale. A variety of factors may be considered in determining the fair value of such securities. See the Statement of Additional Information for details.


                                                 [GRAPHIC]

                       Frequent Trading

                       The fund is intended for long-term investment, and should not be used for excessive trading. Excessive trading in the fund's shares can disrupt portfolio management, lead to higher operating costs, and cause other operating inefficiencies for the fund. However, the fund is also mindful that shareholders may have valid reasons for periodically purchasing and redeeming fund shares.

                       Accordingly, the fund has adopted a Frequent Trading Policy that seeks to balance the fund's need to prevent excessive trading in fund shares while offering investors the flexibility in managing their financial affairs to make periodic purchases and redemptions of fund shares.

                       The fund's Frequent Trading Policy generally limits an investor to four "round trip" trades in a 12-month period or to two round trip trades in a 12-month period if either side of a round trip trade exceeds 1% of a fund's net assets. A purchase transaction identified as being made by a Frequent Trader (defined below) may not exceed $1 million for a single shareholder account or in the aggregate for a group of shareholder accounts either controlled by a financial

Section 4  General Information
                       advisor or otherwise determined by the fund to be related. The Nuveen Funds will suspend the trading privileges of any investor who makes a round trip within a 30-day period. In addition, Frequent Traders (investors making more than one round trip trade or who are otherwise deemed as such by the fund based on the size, pattern or other characteristics of their trading activity) who do not abide by special order placement rules, which are described in the Statement of Additional Information, will also have their trading privileges suspended. A round trip is the purchase and sale (including any exchanges) of a substantially similar dollar amount of fund shares within a 60-day period, representing at least 25% of the value of the shareholder's account. Each side of a round trip may be comprised of either a single transaction or a series of closely-spaced transactions.


                       The fund primarily receives share purchase and redemption orders through third-party financial intermediaries, some of whom rely on the use of omnibus accounts that include multiple shareholders and that typically provide the fund with a consolidated purchase or redemption request. Unless these financial intermediaries furnish the fund with sufficient trade level information for individual shareholders, their use of omnibus accounts may limit the extent to which the fund is able to enforce the terms of the Frequent Trading Policy. In addition, the fund may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where the fund reasonably believes that the intermediary's policies and procedures effectively discourage inappropriate trading activity.


                       The fund reserves the right in its sole discretion to waive unintentional or minor violations if it determines that doing so would not harm the interests of fund shareholders. In addition, certain categories of redemptions may be excluded from the application of the Frequent Trading Policy, as described in more detail in the Statement of Additional Information. These include, among others, redemptions pursuant to systematic withdrawals plans, redemptions in connection with the total disability or death of the investor, involuntary redemptions by operation of law, redemptions in payment of account or plan fees, and certain redemptions by retirements plans, including redemptions in connection with qualifying loans or hardship withdrawals, termination of plan participation, return of excess contributions, and required minimum distributions.

                       The fund reserves the right to reject any purchase order, including exchange purchases, for any reason. For example, the fund may refuse purchase orders if the fund would be unable to invest the proceeds from the purchase order in accordance with the fund's investment policies and/or objectives, or if the fund would be adversely affected by the size of the transaction, the frequency of trading in the account or various other factors. For more information about the fund's Frequent Trading Policy and its enforcement, see "Additional Information on the Purchase and Redemption of Fund Shares--Frequent Trading Policy" in the Statement of Additional Information.


                                                 [GRAPHIC]

                       FUND SERVICE PROVIDERS

                       The custodian of the assets of the fund is State Street Bank & Trust Company, P.O. Box 5043, Boston, Massachusetts 02206-5043. The custodian also provides certain accounting services to the fund. The fund's transfer, shareholder services and dividend paying agent, Boston Financial Data Services, Inc., P.O. Box 8530, Boston, Massachusetts 02266-8530, performs bookkeeping, data processing and administrative services for the maintenance of shareholder accounts.

                                                 Section 4  General Information

Section 5  Financial Highlights


                       The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended May 31, 2005, May 31, 2004, May 31, 2003 and May 31, 2002 has been audited by PricewaterhouseCoopers LLP, whose report for the most recent fiscal year, along with the fund's financial statements, are included in the Statement of Additional Information and annual report, which are available upon request. The information for the fiscal year ended May 31, 2001 was audited by a different independent auditor who has ceased operations.


Nuveen Florida Municipal Bond Fund



Class
(Commencement               Investment Operations          Less Distributions
Date)                   -----------------------------  --------------------------                    --------



                                           Net                                     Ending              Ending
              Beginning        Net   Realized/                Net                     Net                 Net
Year Ended    Net Asset Investment  Unrealized         Investment  Capital          Asset     Total    Assets
May 31,           Value  Income(a) Gain (Loss)   Total     Income    Gains   Total  Value Return(b)     (000)
--------------------------------------------------------------------------------------------------------------

Class A (6/90)
  2005           $ 9.96       $.45       $ .36  $ .81       $(.45)   $  --  $(.45) $10.32      8.27% $191,615
  2004            10.46        .49        (.50)  (.01)       (.49)      --   (.49)   9.96      (.12)  205,058
  2003            10.28        .51         .25    .76        (.53)    (.05)  (.58)  10.46      7.60   247,569
  2002            10.34        .54        (.05)   .49        (.55)      --   (.55)  10.28      4.84   244,023
  2001             9.97        .56         .36    .92        (.55)      --   (.55)  10.34      9.35   239,837

Class B (2/97)
  2005             9.95        .37         .36    .73        (.37)      --   (.37)  10.31      7.46    25,937
  2004            10.45        .42        (.51)  (.09)       (.41)      --   (.41)   9.95      (.89)   29,120
  2003            10.27        .43         .25    .68        (.45)    (.05)  (.50)  10.45      6.80    33,056
  2002            10.33        .47        (.06)   .41        (.47)      --   (.47)  10.27      4.06    28,120
  2001             9.96        .48         .36    .84        (.47)      --   (.47)  10.33      8.53    22,629

Class C (9/95)
  2005             9.95        .39         .36    .75        (.40)      --   (.40)  10.30      7.61    29,872
  2004            10.45        .44        (.51)  (.07)       (.43)      --   (.43)   9.95      (.65)   30,917
  2003            10.28        .45         .24    .69        (.47)    (.05)  (.52)  10.45      6.94    36,374
  2002            10.34        .49        (.05)   .44        (.50)      --   (.50)  10.28      4.29    25,932
  2001             9.97        .50         .36    .86        (.49)      --   (.49)  10.34      8.78    19,961

Class R (2/97)
  2005             9.95        .47         .36    .83        (.47)      --   (.47)  10.31      8.47    64,247
  2004            10.45        .51        (.50)   .01        (.51)      --   (.51)   9.95       .06    61,595
  2003            10.27        .53         .25    .78        (.55)    (.05)  (.60)  10.45      7.86    66,819
  2002            10.33        .56        (.05)   .51        (.57)      --   (.57)  10.27      5.07    60,302
  2001             9.96        .58         .35    .93        (.56)      --   (.56)  10.33      9.54    58,694
--------------------------------------------------------------------------------------------------------------



 Ratios/Supplemental Data
---------------------------------
             Ratio of
 Ratio of         Net
 Expenses  Investment
       to   Income to
  Average     Average  Portfolio
      Net         Net   Turnover
Assets(c)   Assets(c)       Rate
---------------------------------


      .86%       4.38%        27%
      .85        4.83          6
      .85        4.96         19
      .87        5.24         17
      .88        5.42         22


     1.61        3.63         27
     1.60        4.08          6
     1.60        4.21         19
     1.62        4.49         17
     1.63        4.67         22


     1.41        3.83         27
     1.40        4.28          6
     1.40        4.40         19
     1.42        4.69         17
     1.43        4.87         22


      .66        4.57         27
      .65        5.03          6
      .65        5.16         19
      .67        5.44         17
      .68        5.62         22
---------------------------------


(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.

(c) After expense reimbursement from the Adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2005 are .85%, 1.60%, 1.40% and .65% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2005 are 4.39%, 3.64%, 3.83% and 4.58% for classes A, B, C and R, respectively.


Section 5  Financial Highlights

Appendix  Additional State Information



                       Because the fund primarily purchases municipal bonds from Florida, the fund also bears investment risks from economic, political, or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. The following discussion of special state considerations was obtained from official offering statements of these issuers and has not been independently verified by the fund. The discussion includes general state tax information related to an investment in the fund's shares. Because tax laws are complex and often change, you should consult your tax advisor about the state tax consequences of a specific fund investment. See the Statement of Additional Information for further information.




                       Florida



                       Florida's service-based economy continues its strong performance. Financial services, tourism and healthcare services are taking the lead in job growth. Rapid population growth has also given strength to the economy, although such growth also increases pressure on government services for education, transportation and social services. Home price appreciation is running well above the national average, but the Federal Reserve's current tightening cycle poses near-term risk for moderation in prices.



                       The State's fiscal year 2006 budget, adopted in May 2005, includes $26.6 billion in General Revenue Fund appropriations. The budget stabilization reserve (equal to 5% of general revenues) remains fully funded. The State has no personal income tax, but its other revenue sources, primarily sales taxes, have grown consistently. State debt medians are above the national average, but are still moderate at 3.4% of personal income.



                       Florida's labor markets remain tight. Unemployment has remained below national levels at 3.8% in July 2005, down from 4.7% in July 2004, and well below the July 2005 national average of 5.0%. Florida's per capita income of $31,455 in 2004 is approximately 95.5% of the national average of $32,937. Lower income levels are consistent with a large retirement population.



                       As of August 25, 2005, Florida's general obligation debt carried ratings of Aa1 by Moody's, AAA by Standard & Poor's, and AA+ by Fitch. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest. Furthermore, it cannot be assumed that the State will maintain its current credit ratings.


                       Tax Treatment

                       Shares of the fund will generally not be subject to the Florida intangible personal property tax if the fund meets certain levels with respect to its holdings of Florida municipal bonds and U.S. government securities. If the fund holds other taxable securities, then your shares in the fund may be subject to the Florida intangible personal property tax, except that the portion of your shares attributable to the fund's investments in U.S. government securities will not be subject to the tax. For tax years after July 1, 2003, there is an individual exemption from the Florida intangible personal property tax on the first $250,000 of property ($500,000 for a married couple filing jointly).

                                                                       Appendix

                       While dividends paid by the fund to individuals who are residents of Florida are not subject to personal income taxation in Florida, if you are subject to income tax in a state other than Florida, the dividends that result from Florida municipal bonds may be subject to income tax in that state.

                       Corporate shareholders of the fund may be subject to the Florida corporate income tax. Shareholders should refer to the Statement of Additional Information for more detailed state tax information and are urged to consult their tax advisor.

Appendix

                (This page has been left blank intentionally.)

Nuveen Investments Mutual Funds

Nuveen Investments offers a variety of mutual funds designed to help you reach your financial goals. The funds below are grouped by investment objective.

Value
Nuveen Large-Cap Value Fund
Nuveen NWQ Multi-Cap Value Fund
Nuveen NWQ Small-Cap Value Fund
Nuveen NWQ Value Opportunities Fund

Balanced
Nuveen Balanced Stock and Bond Fund
Nuveen Balanced Municipal and Stock Fund

Global/International
Nuveen NWQ Global Value Fund
Nuveen NWQ International Value Fund

Growth
Nuveen Rittenhouse Growth Fund

Municipal Bond

National Funds
Nuveen High Yield Municipal Bond Fund
Nuveen All-American Municipal Bond Fund
Nuveen Insured Municipal Bond Fund
Nuveen Intermediate Duration Municipal Bond Fund
Nuveen Limited Term Municipal Bond Fund

State Funds
                 Arizona       Louisiana        North Carolina
                 California/1/ Maryland         Ohio
                 Colorado      Massachusetts/1/ Pennsylvania
                 Connecticut   Michigan         Tennessee
                 Florida       Missouri         Virginia
                 Georgia       New Jersey       Wisconsin
                 Kansas        New Mexico
                 Kentucky      New York/1/

Several additional sources of information are available to you, including the codes of ethics adopted by the fund, Nuveen, and NAM. The Statement of Additional Information, incorporated by reference into this prospectus, contains detailed information on the policies and operation of the fund included in this prospectus. Additional information about the fund's investments is available in the annual and semi-annual reports to shareholders. In the fund's annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund's most recent Statement of Additional Information, annual and semi-annual reports are available, free of charge by calling Nuveen at (800) 257-8787, on the fund's website at www.nuveen.com or through your financial advisor.

You may also obtain this and other fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.

The fund is a series of Nuveen Multistate Trust I, whose Investment Company Act file number is 811-07747.

1. Long-term and insured long-term portfolios.


MPR-FL-0905D NA

Distributed by
Nuveen Investments, LLC | 333 West Wacker Drive | Chicago, Illinois 60606 |
(800) 257-8787 | www.nuveen.com

Nuveen Investments Municipal Bond Funds

--------------------------------------------------------------------------------

                                               PROSPECTUS  SEPTEMBER 28, 2005

                                             -----------------------------------

Dependable, tax-free income because it's not what you earn, it's what you keep.(R)

[PHOTO]



Nuveen Maryland Municipal Bond Fund
Nuveen Pennsylvania Municipal Bond Fund
Nuveen Virginia Municipal Bond Fund



The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
[LOGO] Nuveen Investments

                                    [GRAPHIC]

We have used the icons
below throughout this
prospectus to make it
easy for you to find the
type of information
you need.


Investment Strategy


Risks


Fees, Charges
and Expenses


Shareholder
Instructions


Performance and
Current Portfolio
Information
Table of Contents



         Section 1  The Funds
         This section provides you with an overview of the funds, including investment objectives, portfolio holdings and historical performance information.

         Introduction                                                1
         Nuveen Maryland Municipal Bond Fund                         2
         Nuveen Pennsylvania Municipal Bond Fund                     4
         Nuveen Virginia Municipal Bond Fund                         6

         Section 2  How We Manage Your Money
         This section gives you a detailed discussion of our investment and risk management strategies.

         Who Manages the Funds                                       8
         What Securities We Invest In                                9
         How We Select Investments                                  11
         What the Risks Are                                         11
         How We Manage Risk                                         12

         Section 3  How You Can Buy and Sell Shares
         This section provides the information you need to move money into or out of your account.

         What Share Classes We Offer                                13
         How to Reduce Your Sales Charge                            14
         How to Buy Shares                                          16
         Systematic Investing                                       17
         Systematic Withdrawal                                      18
         Special Services                                           18
         How to Sell Shares                                         19

         Section 4  General Information
         This section summarizes the funds' distribution policies and other general fund information.

         Dividends, Distributions and Taxes                         21
         Distribution and Service Plans                             22
         Net Asset Value                                            24
         Frequent Trading                                           24
         Fund Service Providers                                     25

         Section 5  Financial Highlights
         This section provides the funds' financial performance for
         the past five years.                                       26

         Appendix  Additional State Information                     29

                                                             September 28, 2005


Section 1  The Funds

                       Nuveen Maryland Municipal Bond Fund
                       Nuveen Pennsylvania Municipal Bond Fund
                       Nuveen Virginia Municipal Bond Fund

                                                 [GRAPHIC]

                       INTRODUCTION

                       This prospectus is intended to provide important information to help you evaluate whether one of the Nuveen Mutual Funds listed above may be right for you. Please read it carefully before investing and keep it for future reference.


 NOT FDIC OR GOVERNMENT INSURED         MAY LOSE VALUE         NO BANK GUARANTEE


                                                           Section 1  The Funds

                                    [GRAPHIC]


         Nuveen Maryland Municipal Bond Fund

Fund Overview


                                    [GRAPHIC]


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

                                    [GRAPHIC]


What Are the Risks of Investing in the Fund?
The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments when due. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in Maryland bonds. The fund is non-diversified, and may invest more of its assets in a single issuer than a diversified fund. Greater concentration may increase risk. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]


Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed



The chart and table that follow illustrate annual fund returns for each of the past ten years as well as average annual fund and index returns for the one-, five- and ten-year periods ended December 31, 2004. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).


Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

 Total Returns/1/

                            [BAR CHART APPEARS HERE]

                             Class A Annual Returns
                             1995        16.9
                             1996         3.6
                             1997         7.6
                             1998         5.6
                             1999        -5.1
                             2000        10.7
                             2001         4.9
                             2002         9.4
                             2003         5.3
                             2004         4.8

Section 1  The Funds

During the ten-year period ended December 31, 2004, the highest and lowest quarterly returns were 7.46% and -2.32%, respectively, for the quarters ended 3/31/95 and 6/30/04. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                          Average Annual Total Returns
                                          for the Periods Ended
                                            December 31, 2004
                Class Returns Before
                Taxes                     1 Year    5 Year   10 Year
                ------------------------------------------------------
                Class A (Offer)           0.33%     6.07%     5.77%
                Class B                   0.08%     6.02%     5.61%
                Class C                   4.23%     6.38%     5.62%
                Class R                   5.08%     7.19%     6.45%
                ------------------------------------------------------
                Class A (Offer) Returns:
                 After Taxes on
                   Distributions          0.30%     6.06%     5.76%
                 After Taxes on
                   Distributions and
                   Sale of Shares         1.64%     5.87%     5.65%
                ------------------------------------------------------
                Lehman Brothers
                  Municipal Bond Index/2/ 4.48%     7.20%     7.06%
                Lipper Peer Group/3/      3.32%     6.02%     5.92%


What Are the Costs of Investing?


                                    [GRAPHIC]

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

            Share Class                     A       B     C    R/5/
            -------------------------------------------------------
            Maximum Sales Charge Imposed
            on Purchases                 4.20%/6/  None   None None
            Maximum Sales Charge Imposed
            on Reinvested Dividends          None  None   None None
            Exchange Fees                    None  None   None None
            Deferred Sales Charge/7/      None/8/ 5%/9/ 1%/10/ None


 1. Class A, C and R total returns reflect actual performance for all periods; Class B total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class R performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What Are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/05 was 2.80%.


 2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.


 3. The Lipper Peer Group returns represent the average annualized total returns for the 10 largest funds in the Lipper Maryland Municipal Debt Funds Category. Returns account for the effect of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in the Lipper Peer Group.


 Annual Fund Operating Expenses

Paid From Fund Assets


         Share Class                              A     B     C    R
         -------------------------------------------------------------
         Management Fees                         .54%  .54%  .54% .54%
         12b-1 Distribution and Service Fees/11/ .20%  .95%  .75%   --
         Other Expenses                          .15%  .15%  .15% .15%
         Total Annual Fund Operating
         Expenses                                .89% 1.64% 1.44% .69%





The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.



                           Redemption               No Redemption
        Share Class   A      B      C     R     A      B      C     R
        ---------------------------------------------------------------
         1 Year     $  507 $  567 $  147 $ 70 $  507 $  167 $  147 $ 70
         3 Years    $  692 $  817 $  456 $221 $  692 $  517 $  456 $221
         5 Years    $  892 $  992 $  787 $384 $  892 $  892 $  787 $384
         10 Years   $1,470 $1,743 $1,724 $859 $1,470 $1,743 $1,724 $859



 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

 5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."

 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                           Section 1  The Funds

                                    [GRAPHIC]


         Nuveen Pennsylvania Municipal Bond Fund

Fund Overview


                                    [GRAPHIC]


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases local, income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

                                    [GRAPHIC]


What Are the Risks of Investing in the Fund?
The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments when due. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in Pennsylvania bonds. The fund is non-diversified, and may invest more of its assets in a single issuer than a diversified fund. Greater concentration may increase risk. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]


Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed



The chart and table that follow illustrate annual fund returns for each of the past ten years as well as average annual fund and index returns for the one-, five- and ten-year periods ended December 31, 2004. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).


Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

 Total Returns/1/

                            [BAR CHART APPEARS HERE]

                            Class A Annual Returns
                            1995    15.3
                            1996     3.8
                            1997    10.0
                            1998     5.5
                            1999    -5.5
                            2000    10.8
                            2001     6.4
                            2002     7.5
                            2003     5.1
                            2004     5.4

Section 1  The Funds

During the ten-year period ended December 31, 2004, the highest and lowest quarterly returns were 5.63% and -2.33%, respectively, for the quarters ended 3/31/95 and 12/31/99. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                          Average Annual Total Returns
                                          for the Periods Ended
                                            December 31, 2004
                Class Returns Before
                Taxes                     1 Year    5 Year   10 Year
                ------------------------------------------------------
                Class A (Offer)           0.97%     6.10%     5.84%
                Class B                   0.60%     6.05%     5.72%
                Class C                   4.80%     6.42%     5.71%
                Class R                   5.59%     7.21%     6.46%
                ------------------------------------------------------
                Class A (Offer) Returns:
                 After Taxes on
                   Distributions          0.97%     6.10%     5.82%
                 After Taxes on
                   Distributions and
                   Sale of Shares         2.11%     5.94%     5.76%
                ------------------------------------------------------
                Lehman Brothers
                  Municipal Bond Index/2/ 4.48%     7.20%     7.06%
                Lipper Peer Group/3/      3.55%     6.27%     6.05%


What Are the Costs of Investing?


                                    [GRAPHIC]


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

            Share Class                     A       B     C    R/5/
            -------------------------------------------------------
            Maximum Sales Charge Imposed
            on Purchases                 4.20%/6/  None   None None
            Maximum Sales Charge Imposed
            on Reinvested Dividends          None  None   None None
            Exchange Fees                    None  None   None None
            Deferred Sales Charge/7/      None/8/ 5%/9/ 1%/10/ None


 1. Class A and C total returns reflect actual performance for all periods; Class B and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What Are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/05 was 3.23%.


 2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.


 3. The Lipper Peer Group returns represent the average annualized total returns for the 10 largest funds in the Lipper Pennsylvania Municipal Debt Funds Category. Returns account for the effect of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in the Lipper Peer Group.


 Annual Fund Operating Expenses

Paid From Fund Assets


         Share Class                              A     B     C    R
         -------------------------------------------------------------
         Management Fees                         .54%  .54%  .54% .54%
         12b-1 Distribution and Service Fees/11/ .20%  .95%  .75%   --
         Other Expenses                          .15%  .15%  .15% .15%
         Total Annual Fund Operating
         Expenses--Gross+                        .89% 1.64% 1.44% .69%



            +After Expense Reimbursements
            Expense Reimbursements      (.01%) (.01%) (.01%) (.01%)
            Total Annual Fund Operating
            Expenses--Net                .88%  1.63%  1.43%   .68%



The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.



                           Redemption               No Redemption
        Share Class   A      B      C     R     A      B      C     R
        ---------------------------------------------------------------
         1 Year     $  507 $  567 $  147 $ 70 $  507 $  167 $  147 $ 70
         3 Years    $  692 $  817 $  456 $221 $  692 $  517 $  456 $221
         5 Years    $  892 $  992 $  787 $384 $  892 $  892 $  787 $384
         10 Years   $1,470 $1,743 $1,724 $859 $1,470 $1,743 $1,724 $859


 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

 5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."

 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                           Section 1  The Funds

                                    [GRAPHIC]


         Nuveen Virginia Municipal Bond Fund

Fund Overview


                                    [GRAPHIC]


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

                                    [GRAPHIC]


What Are the Risks of Investing in the Fund?
The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments when due. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in Virginia bonds. The fund is non-diversified, and may invest more of its assets in a single issuer than a diversified fund. Greater concentration may increase risk. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]


Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed



The chart and table that follow illustrate annual fund returns for each of the past ten years as well as average annual fund and index returns for the one-, five- and ten-year periods ended December 31, 2004. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).


Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

 Total Returns/1/

                            [BAR CHART APPEARS HERE]

                            Class A Annual Returns
                            1995  16.3
                            1996   4.0
                            1997   9.4
                            1998   6.1
                            1999  -4.2
                            2000  10.8
                            2001   4.2
                            2002   7.5
                            2003   6.1
                            2004   5.2

Section 1  The Funds

During the ten-year period ended December 31, 2004, the highest and lowest quarterly returns were 6.58% and -2.21%, respectively, for the quarters ended 3/31/95 and 6/30/04. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                          Average Annual Total Returns
                                          for the Periods Ended
                                            December 31, 2004
                 Class Returns Before
                 Taxes                    1 Year    5 Year   10 Year
                 -----------------------------------------------------
                 Class A (Offer)           0.74%     5.84%     5.96%
                 Class B                   0.52%     5.80%     5.82%
                 Class C                   4.60%     6.15%     5.84%
                 Class R                   5.51%     6.97%     6.59%
                 -----------------------------------------------------
                 Class A (Offer) Returns:
                  After Taxes on
                    Distributions          0.70%     5.81%     5.94%
                  After Taxes on
                    Distributions and
                    Sale of Shares         2.09%     5.71%     5.87%
                 -----------------------------------------------------
                 Lehman Brothers
                  Municipal Bond Index/2/  4.48%     7.20%     7.06%
                 Lipper Peer Group/3/      3.52%     6.20%     6.20%


What Are the Costs of Investing?


                                    [GRAPHIC]



This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4/

Paid Directly From Your Investment

            Share Class                     A       B     C    R/5/
            -------------------------------------------------------
            Maximum Sales Charge Imposed
            on Purchases                 4.20%/6/  None   None None
            Maximum Sales Charge Imposed
            on Reinvested Dividends          None  None   None None
            Exchange Fees                    None  None   None None
            Deferred Sales Charge/7/      None/8/ 5%/9/ 1%/10/ None


 1. Class A and C total returns reflect actual performance for all periods; Class B and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What Are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/05 was 3.48%.


 2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.


 3. The Lipper Peer Group returns represent the average annualized total returns for the 10 largest funds in the Lipper Virginia Municipal Debt Funds Category. Returns account for the effect of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in the Lipper Peer Group.


 Annual Fund Operating Expenses

Paid From Fund Assets


         Share Class                              A     B     C    R
         -------------------------------------------------------------
         Management Fees                         .54%  .54%  .54% .54%
         12b-1 Distribution and Service Fees/11/ .20%  .95%  .75%   --
         Other Expenses                          .12%  .12%  .12% .12%
         Total Annual Fund Operating
         Expenses--Gross+                        .86% 1.61% 1.41% .66%



            +After Expense Reimbursements
            Expense Reimbursements      (.01%) (.01%) (.01%) (.01%)
            Total Annual Fund Operating
            Expenses--Net                .85%  1.60%  1.40%   .65%



The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.



                           Redemption               No Redemption
        Share Class   A      B      C     R     A      B      C     R
        ---------------------------------------------------------------
         1 Year     $  504 $  564 $  144 $ 67 $  504 $  164 $  144 $ 67
         3 Years    $  683 $  808 $  446 $211 $  683 $  508 $  446 $211
         5 Years    $  877 $  976 $  771 $368 $  877 $  876 $  771 $368
         10 Years   $1,436 $1,710 $1,691 $822 $1,436 $1,710 $1,691 $822


 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

 5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."

 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                           Section 1  The Funds

Section 2  How We Manage Your Money

                       To help you understand how the funds' assets are managed, this section includes a detailed discussion of the adviser's investment and risk management strategies. For a more complete discussion of these matters, please consult the Statement of Additional Information.


                                                 [GRAPHIC]

                       WHO MANAGES THE FUNDS


                       Nuveen Asset Management ("NAM"), the funds' investment adviser, offers advisory and investment management services to a broad range of mutual fund clients. NAM is responsible for the selection and on-going monitoring of the securities in the funds' investment portfolios, managing the funds' business affairs and providing certain clerical, bookkeeping and other administrative services. NAM is located at 333 West Wacker Drive, Chicago, IL 60606.


                       NAM is a wholly-owned subsidiary of Nuveen Investments, Inc. ("Nuveen Investments"). Founded in 1898, Nuveen Investments, and its affiliates had approximately $124 billion in assets under management, as of June 30, 2005. Nuveen Investments is a publicly-traded company and was, until April 2005, a majority-owned subsidiary of The St. Paul Travelers Companies, Inc., a publicly-traded company that is principally engaged in providing property-liability insurance through subsidiaries.




                       NAM is responsible for execution of specific investment strategies and day-to-day investment operations. NAM manages each fund using a team of analysts and portfolio managers that focus on a specific group of funds. Day-to-day operation of each fund and the execution of its specific investment strategies is the responsibility of the designated portfolio manager described below.


                       Paul L. Brennan has been the portfolio manager for the Pennsylvania Fund since 2003 and the portfolio manager for the Maryland and Virginia Funds since 1999. Mr. Brennan became an Assistant Vice President of Nuveen Advisory upon the acquisition of Flagship Resources Inc. by Nuveen in 1997 and was made a Vice President in 2002. Mr. Brennan currently manages investments for 42 Nuveen-sponsored investment companies. He is a Chartered Financial Analyst Charterholder.



                       Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the funds is provided in the Statement of Additional Information. The Statement of Additional Information is available free of charge by calling (800) 257-8787 or by visiting Nuveen's website at http://www.nuveen.com/MF/resources/eReports.aspx.


                       For the most recent fiscal year, the funds paid the following management fees to NAM as a percentage of net assets:


                  ............................................
                  Nuveen Maryland Municipal Bond Fund     .54%
                  ............................................
                  Nuveen Pennsylvania Municipal Bond Fund .54%
                  ............................................
                  Nuveen Virginia Municipal Bond Fund     .54%
                  ............................................




Section 2  How We Manage Your Money

                                                 [GRAPHIC]

                       WHAT SECURITIES WE INVEST IN

                       Each fund's investment objective may not be changed without shareholder approval. The following investment policies may be changed by the Board of Trustees without shareholder approval unless otherwise noted in this prospectus or the Statement of Additional Information.

                       Municipal Bonds

                       The funds invest primarily in municipal bonds that pay interest that is exempt from regular federal, state and, in some cases, local income tax. Income from these bonds may be subject to the federal alternative minimum tax ("AMT").

                       States, local governments and municipalities issue municipal bonds to raise money for various public purposes such as building public facilities, refinancing outstanding obligations and financing general operating expenses. These bonds include general obligation bonds, which are backed by the full faith and credit of the issuer and may be repaid from any revenue source, and revenue bonds, which may be repaid only from the revenue of a specific facility or source.


                       The funds may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the funds will, in making a purchase decision, take into consideration the issuer's incentive to continue making appropriations until maturity.


                       The funds may invest in inverse floating rate securities, sometimes referred to as "inverse floaters." Inverse floaters have variable interest rates that move in the opposite direction from movements in prevailing short-term interest rate levels--rising when prevailing short-term interest rates fall, and vice versa. In addition to paying fluctuating income levels, the prices of inverse floaters can be more volatile than the prices of conventional fixed-rate bonds with comparable maturities.

                       In evaluating municipal bonds of different credit qualities or maturities, NAM takes into account the size of yield spreads. Yield spread is the additional return the funds may earn by taking on additional credit risk or interest rate risk. For example, yields on low quality bonds are higher than yields on high quality bonds because investors must be compensated for incurring the higher credit risk associated with low quality bonds. If yield spreads do not provide adequate compensation for the additional risk associated with low quality bonds, the funds will buy bonds of relatively higher quality. Similarly, in evaluating bonds of different maturities, NAM evaluates the comparative yield available on these bonds. If yield spreads on long-term bonds do not compensate the funds adequately for the additional interest rate risk the funds must assume, the funds will buy bonds of relatively shorter maturity. In addition, municipal bonds in a particular industry may provide higher yields relative to their risk compared to bonds in other industries. If that occurs, a fund may buy relatively more bonds from issuers in that industry. In that case, the fund's portfolio composition would change from time to time.

                       Quality Municipal Bonds

                       The funds purchase only quality municipal bonds that are either rated investment grade (AAA/Aaa to BBB/Baa) by at least one independent rating agency at the time of purchase or are non-rated but judged to be investment grade by the funds' investment adviser. If suitable municipal bonds from a specific state are not available at attractive prices and yields, a fund may invest in municipal bonds of U.S. territories (such as Puerto Rico and Guam), which are exempt from regular federal, state and local income taxes.

                                           Section 2   How We Manage Your Money

                       Portfolio Maturity

                       Each fund buys municipal bonds with different maturities in pursuit of its investment objective, but maintains under normal market conditions an investment portfolio with an overall weighted average portfolio maturity of 15 to 30 years.

                       Short-Term Investments

                       Under normal market conditions, each fund may invest up to 20% of net assets in short-term investments, such as short-term, high quality municipal bonds or tax-exempt money market funds. See "How We Manage Risk--Hedging and Other Defensive Investment Strategies." The funds may invest in short-term, high quality taxable securities or shares of taxable money market funds if suitable short-term municipal bonds or shares of tax-exempt money market funds are not available at reasonable prices and yields. If the funds invest in taxable securities, they may not achieve their investment objective. For more information on eligible short-term investments, see the Statement of Additional Information.

                       Forwards and Delayed-Delivery Settlement

                       Each fund may enter into contracts to purchase securities for a specified price at a future date later than the normal settlement date. If the delayed settlement takes place less than 61 days after purchase, it is referred to as a "delayed- delivery" transaction. Newly issued municipal bonds sold on a "when-issued" basis represent a common form of delayed-delivery transaction. If settlement takes place more than 60 days after purchase, the transaction is called a "forward." These transactions involve an element of risk because the value of the security to be purchased may decline before the settlement date.

                       Municipal "forwards" pay higher interest rates after settlement than standard bonds, to compensate the buyer for bearing market risk but deferring income during the settlement period, and can often be bought at attractive prices and yields. For instance, if a fund knows that a portfolio bond will, or is likely to, be called or mature on a specific future date, the fund may buy a forward settling on or about that date to replace the called or maturing bond and "lock in" a currently attractive interest rate.

                       Portfolio Holdings

                       A description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available in the funds' Statement of Additional Information. Certain portfolio securities information for each fund is available on the funds' website--www.nuveen.com--by clicking the "Individual Investors--Mutual Funds" section of the home page and following the applicable link for each fund in the "Find A Fund" section. By following these links, you can obtain a top ten list and a complete list of portfolio securities of each fund as of the end of the most recent month. The portfolio securities information on the funds' website is generally made available approximately 2-5 business days following the end of each most recent month. This information will remain available on the website until the funds file with the SEC their annual, semiannual or quarterly holdings report for the fiscal period that includes the date(s) as of which the website information is current.


Section 2   How We Manage Your Money

                                                 [GRAPHIC]

                       HOW WE SELECT INVESTMENTS

                       NAM selects municipal bonds for the funds based upon its assessment of a bond's relative value in terms of current yield, price, credit quality and future prospects. NAM is supported by Nuveen's team of specialized research analysts who review municipal securities available for purchase, monitor the continued creditworthiness of each fund's municipal investments, and analyze economic, political and demographic trends affecting the municipal markets. We use these resources to identify municipal bonds with favorable characteristics we believe are not yet recognized by the market. We then select those higher-yielding and undervalued municipal bonds that we believe represent the most attractive values.

                       Portfolio Turnover

                       Each fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of a fund's investment portfolio that is sold and replaced with new securities during a year is known as the fund's portfolio turnover rate. The funds intend to keep portfolio turnover relatively low in order to reduce trading costs and the realization of taxable capital gains.
                       Each fund, however, may make limited short-term trades to take advantage of market opportunities or reduce market risk.


                                                 [GRAPHIC]

                       WHAT THE RISKS ARE

                       Risk is inherent in all investing. Investing in a mutual fund--even the most conservative--involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Therefore, before investing you should consider carefully the following risks that you assume when you invest in these funds. Because of these and other risks, you should consider an investment in any of these funds to be a long-term investment.

                       Credit risk: Each fund is subject to credit risk. Credit risk is the risk that an issuer of a municipal bond will be unable to meet its obligation to make interest and principal payments when due as a result of changing financial or market conditions.

                       Interest rate risk: Because the funds invest in fixed-income securities, the funds are subject to interest rate risk. Interest rate risk is the risk that the value of a fund's portfolio will decline because of rising interest rates. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments.

                       Income risk: The risk that the income from a fund's portfolio will decline because of falling market interest rates. This can result when the fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio's current earnings rate. Also, if a fund invests in inverse floating rate securities, whose income payments vary inversely with changes in short-term market rates, the fund's income may decrease if short-term interest rates rise.

                       State concentration risk: Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risk from economic, political or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. See "Appendix--Additional State Information." These risks may be greater for the funds, because they are "non-diversified" funds, which

                                            Section 2  How We Manage Your Money
                       authorizes them to concentrate their investments in municipal bonds of certain issuers to a greater extent than diversified funds.

                       Inflation risk: The risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of each fund's assets can decline as can the value of the fund's distributions.

                                                 [GRAPHIC]

                       HOW WE MANAGE RISK

                       In pursuit of its investment objective, each fund assumes investment risk, chiefly in the form of credit risk and interest rate risk. The funds limit this investment risk generally by restricting the type and maturities of municipal bonds they purchase, and by diversifying their investment portfolios geographically within a state, as well as across different industry sectors.

                       Investment Limitations

                       The funds have adopted certain investment limitations (based on total assets) that cannot be changed without shareholder approval and are designed to limit your investment risk and maintain portfolio diversification. Each fund may not have more than 25% in any one industry such as electric utilities or health care.

                       Hedging and Other Defensive Investment Strategies

                       Each fund may invest up to 100% in cash equivalents and short-term investments as a temporary defensive measure in response to adverse market conditions, or to keep cash on hand fully invested. During these periods, the weighted average maturity of a fund's investment portfolio may fall below the defined range described under "Portfolio Maturity."

                       Each fund may also use various investment strategies designed to limit the risk of bond price fluctuations and to preserve capital. These hedging strategies include using financial futures contracts, swap contracts, options on financial futures, or options based on either an index of long-term tax-free securities or on debt securities whose prices, in NAM's opinion, correlate with the prices of the funds' investments. Although the funds have no present intent to use these strategies, market circumstances may necessitate their use in the future.

Section 2  How We Manage Your Money

Section 3  How You Can Buy and Sell Shares

                       We offer four classes of fund shares, each with a different combination of sales charges, fees, eligibility requirements and other features. Your financial advisor can help you determine which class is best for you. We offer a number of features for your convenience. For further details, please see the Statement of Additional Information, which is available by calling (800) 257-8787 or by visiting Nuveen's website at www.nuveen.com.


                                                 [GRAPHIC]

                       WHAT SHARE CLASSES WE OFFER

                       Class A Shares

                       You can buy Class A shares at the offering price, which is the net asset value per share plus an up-front sales charge. You may qualify for a reduced sales charge, or the sales charge may be waived, as described in "How to Reduce Your Sales Charge." Class A shares are also subject to an annual service fee of .20% of the fund's average daily net assets that compensates your financial advisor for providing on-going service to you. Nuveen Investments, LLC ("Nuveen"), a wholly-owned subsidiary of Nuveen Investments, and the distributor of the funds, retains the up-front sales charge and the service fee on accounts with no authorized dealer of record. The up-front Class A sales charge for all funds described in the prospectus is as follows:


                                                                                 Authorized Dealer
                                    Sales Charge as % of  Sales Charge as % of  Commission as % of
Amount of Purchase                  Public Offering Price Net Amount Invested  Public Offering Price
 Less than $50,000                          4.20%                 4.38%                3.70%
 $50,000 but less than $100,000             4.00                  4.18                 3.50
 $100,000 but less than $250,000            3.50                  3.63                 3.00
 $250,000 but less than $500,000            2.50                  2.56                 2.00
 $500,000 but less than $1,000,000          2.00                  2.04                 1.50
 $1,000,000 and over                          --/1/                 --                 1.00/1/

                    /1/ You can buy $1 million or more of Class A shares at net asset value without an up-front sales charge. Nuveen pays authorized dealers of record on these share purchases a sales commission of 1.00% of the first $2.5 million, plus .50% of the next $2.5 million, plus .25% of the amount over $5.0 million. If you redeem your shares within 18 months of purchase, you may have to pay a contingent deferred sales charge ("CDSC") of 1% of either your purchase price or your redemption proceeds, whichever is lower. You do not have to pay this CDSC if your financial advisor has made arrangements with Nuveen and agrees to waive the commission.

                       Class B Shares

                       You can buy Class B shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .95% of average daily net assets. The annual .20% service fee compensates your financial advisor for providing on-going service to you. Nuveen retains the service fee on accounts with no authorized dealer of record. The annual .75% distribution fee compensates Nuveen for paying your financial advisor a 4% up-front sales commission, which includes an advance of the first year's service fee. If you sell your shares within six years of purchase, you will normally have to pay a CDSC based on either your

                                     Section 3  How You Can Buy and Sell Shares
                       purchase price or what you sell your shares for, whichever amount is lower, according to the following schedule. You do not pay a CDSC on any Class B shares you purchase by reinvesting dividends.

                       Class B shares automatically convert to Class A shares eight years after you buy them so that the distribution fees you pay over the life of your investment are limited. You will continue to pay an annual service fee on any converted Class B shares.

           Years Since Purchase 0-1  1-2  2-3  3-4  4-5  5-6  Over 6
            CDSC                  5%   4%   4%   3%   2%   1%   None

                       The funds have established a limit to the amount of Class B shares that may be purchased by an individual investor at any one time. See the Statement of Additional Information for more information.

                       Class C Shares

                       You can buy Class C shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .75% of average daily net assets. The annual .20% service fee compensates your financial advisor for providing on-going service to you. Nuveen retains the service fee on accounts with no authorized dealer of record. The annual .55% distribution fee compensates Nuveen for paying your financial advisor an on-going sales commission as well as an advance of the first year's service and distribution fees. If you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your purchase or sale price, whichever is lower. You do not pay a CDSC on any Class C shares you purchase by reinvesting dividends.

                       The funds have established a limit to the amount of Class C shares that may be purchased by an individual investor at any one time. See the Statement of Additional Information for more information.

                       Class R Shares

                       You may purchase Class R shares only under limited circumstances, at the net asset value on the day of purchase. In order to qualify, you must be eligible under one of the programs described in "How to Reduce Your Sales Charge" (below) or meet certain other purchase size criteria. Class R shares are not subject to sales charges or on-going service or distribution fees. Class R shares have lower on-going expenses than the other classes.


                                                 [GRAPHIC]

                       HOW TO REDUCE YOUR SALES CHARGE

                       We offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares or to qualify to purchase Class R shares.

                       Class A Sales Charge Reductions

                        . Rights of Accumulation. In calculating the appropriate sales charge on a purchase of Class A shares of any fund, you may be able to add the amount of your purchase to the value that day of all of your prior purchases of any Nuveen Mutual Fund.

                        . Letter of Intent. Subject to certain requirements, you may purchase Class A shares of any fund at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period.

                        . Group Purchase. If you are a member of a qualified group, you may purchase Class A shares of any Nuveen Mutual Fund at the reduced sales charge applicable to the group's aggregate purchases.

Section 3  How You Can Buy and Sell Shares

                       For purposes of calculating the appropriate sales charge as described under Rights of Accumulation and Letter of Intent above, you may include purchases by (i) you, (ii) your spouse (or equivalent if recognized under local law) and children under 21 years of age, and (iii) a corporation, partnership or sole proprietorship that is 100% owned by any of the persons in (i) or (ii). In addition, a trustee or other fiduciary can count all shares purchased for a single trust, estate or other single fiduciary account that has multiple accounts (including one or more employee benefit plans of the same employer).

                       Class A Sales Charge Waivers

                       Class A shares of a fund may be purchased at net asset value without a sales charge as follows:

                        .  Purchases of $1,000,000 or More.

                        . Monies Representing Reinvestment of Nuveen Defined Portfolio and Nuveen Mutual Fund Distributions.

                        . Certain Eligible Employee-Sponsored Qualified Defined Contribution Retirement Plans. Eligible plans are those with at least 25 employees that either make an initial purchase of $500,000 of shares of Nuveen Mutual Funds or execute a Letter of Intent to do so.


                        . Certain Employees and Affiliates of Nuveen. Purchases by any officers, trustees, and former trustees of the Nuveen Funds, as well as bona fide full-time and retired employees of Nuveen, and subsidiaries thereof, and such employees' immediate family members (as defined in the Statement of Additional Information).


                        . Authorized Dealer Personnel. Purchases by any person who, for at least 90 days, has been an officer, director, or bona fide employee of any authorized dealer or any such person's immediate family member.

                        . Certain Trust Departments. Purchases by bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial, or similar capacity.

                        . Additional Categories of Investors. Purchases made by: (1) investors purchasing on a periodic fee, asset-based fee, or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program; and (2) clients of investment advisers, financial planners, or other financial intermediaries that charge periodic or asset-based fees for their services.

                        . Reinvestment of Redemption Proceeds. Purchases when reinvesting certain redemption proceeds of unaffiliated funds subject to liquidation or merger.

                       Class R Eligibility

                       Class R shares are available for (i) purchases of $10 million or more, (ii) purchases using dividends and capital gains distributions on Class R shares, and (iii) purchase by the following categories of investors:

                        . Certain trustees, directors, employees, and affiliates of Nuveen.

                        .  Certain authorized dealer personnel.

                        .  Certain bank or broker-affiliated trust departments.

                        . Certain additional categories of investors, including certain direct advisory accounts of Nuveen and its affiliates, and qualifying clients of investment advisers, financial planners, or other financial intermediaries that charge periodic or asset-based fees for their services.


                       Please refer to the Statement of Additional Information for more information about Class A and Class R shares, including more detailed program descriptions and eligibility requirements. The Statement of Additional


                                     Section 3  How You Can Buy and Sell Shares

                       Information is available free of charge by calling (800) 257-8787 or by visiting Nuveen's website at www.nuveen.com/MF/resources/eReports.aspx, where you will also find the information included in this prospectus.

                       Additional information is also available from your financial advisor, who can also help you prepare any necessary application forms. In order to obtain a breakpoint discount, it may be necessary at the time of purchase for you to inform the funds or your financial advisor of the existence of other accounts in which there are holdings eligible to be aggregated to meet sales load breakpoints. You may need to provide the funds or your financial advisor information or records, such as account statements, in order to verify your eligibility for a breakpoint discount. This may include account statements of family members and information regarding Nuveen Fund shares held in accounts with other financial advisors. You or your financial advisor must notify Nuveen at the time of each purchase if you are eligible for any of these programs. The funds may modify or discontinue these programs at any time.




                                                 [GRAPHIC]

                       HOW TO BUY SHARES

                       Fund shares may be purchased on any business day, which is any day the New York Stock Exchange (the "NYSE") is open for business and normally ends at 4 p.m. New York time. Generally, the NYSE is closed on weekends and national holidays. The share price you pay will depend on when Nuveen receives your order. Orders received before the close of trading on a business day will receive that day's closing share price, otherwise you will receive the next business day's price.

                       Through a Financial Advisor

                       You may buy shares through your financial advisor, who can handle all the details for you, including opening a new account. Financial advisors can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisors generally can help you develop a customized financial plan, select investments and monitor and review your portfolio on an ongoing basis to help assure your investments continue to meet your needs as circumstances change. Financial advisors (including brokers or agents) are paid for on-going investment advice and services either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge. If you do not have a financial advisor, call (800) 257-8787 and Nuveen can refer you to one in your area.

                       Financial advisors or other dealer firms may charge their customers a processing or service fee in connection with the purchase or redemption of fund shares. The amount and applicability of such a fee is determined and disclosed to customers by each individual dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this prospectus and the Statement of Additional Information. Your dealer will provide you with specific information about any processing or service fees you will be charged.

                       By Mail

                       You may open an account and buy shares by mail by completing the enclosed application and mailing it along with your check to: Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. No third party checks will be accepted.

                       On-line

                       Existing shareholders may process certain account transactions on-line. You may purchase additional shares or exchange shares between existing,

Section 3  How You Can Buy and Sell Shares
                       identically registered accounts. You can continue to look up your account balance, history and dividend information, as well as order duplicate account statements and tax forms from the funds' website. To access your account, follow the links under "Individual Investors" on www.nuveen.com to "Account Access" and choose "Mutual Funds." The system will walk you through the log-in process. To purchase shares on-line, you must have established Fund Direct privileges on your account prior to the requested transaction.



                       By Telephone



                       Existing shareholders may also process these same mutual fund transactions via our automated information line. Simply call (800) 257-8787, press 1 for mutual funds and the voice menu will walk you through the process. To purchase shares via the telephone, you must have established Fund Direct privileges on your account prior to the requested transaction.


                       Investment Minimums


                       The minimum initial investment is $3,000 ($50 through systematic investment plan accounts) and may be lower for accounts opened through certain fee-based programs as described in the Statement of Additional Information. Subsequent investments must be in amounts of $50 or more. The funds reserve the right to reject purchase orders and to waive or increase the minimum investment requirements.



                                                 [GRAPHIC]

                       SYSTEMATIC INVESTING

                       Systematic investing allows you to make regular investments through automatic deductions from your bank account, directly from your paycheck or from exchanging shares from another mutual fund account (simply complete the appropriate application). The minimum automatic deduction is $50 per month. There is no charge to participate in each fund's systematic investment plan. To take advantage of this investing opportunity, simply complete the appropriate section of the account application form or submit an Account Update Form. You can stop the deductions at any time by notifying the fund in writing.

                       From Your Bank Account

                       You can make systematic investments of $50 or more per month by authorizing us to draw preauthorized checks on your bank account.

                       From Your Paycheck

                       With your employer's consent, you can make systematic investments of $25 or more per pay period (meeting the monthly minimum of $50) by authorizing your employer to deduct monies from your paycheck.

                       Systematic Exchanging

                       You can make systematic investments by authorizing Nuveen to exchange shares from one Nuveen Mutual Fund account into another identically registered Nuveen account of the same share class.

                       Benefits of Systematic Investing

                       One of the benefits of systematic investing is dollar cost averaging. Because you regularly invest a fixed amount of money over a period of years regardless of the share price, you buy more shares when the price is low and fewer shares when the price is high. As a result, the average share price you pay should be less than the average share price of fund shares over the same period. To be effective, dollar cost averaging requires that you invest over a long period of time and does not assure that you will profit.

                                     Section 3  How You Can Buy and Sell Shares

                       The chart below illustrates the benefits of systematic investing based on a $3,000 initial investment and subsequent monthly investments of $100 over 20 years. The example assumes you earn a return of 4%, 5% or 6% annually on your investment and that you reinvest all dividends. These annual returns do not reflect past or projected fund performance.


                             [Chart showing effects of systematic investing and
                       dividend reinvestment]


                                                 [GRAPHIC]

                       SYSTEMATIC WITHDRAWAL

                       If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly, semi-annually or annually, and may choose to receive a check, have the monies transferred directly into your bank account (see "Special Services--Fund Direct"), paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application or Account Update Form to participate in each fund's systematic withdrawal plan.

                       You should not establish systematic withdrawals if you intend to make concurrent purchases of Class A, B or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.


                                                 [GRAPHIC]

                       SPECIAL SERVICES

                       To help make your investing with us easy and efficient, we offer you the following services at no extra cost.

                       Exchanging Shares

                       You may exchange fund shares into an identically registered account for the same class of another Nuveen Mutual Fund available in your state. Your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. You may have to pay a sales charge when exchanging shares that you purchased without a sales charge for shares that are sold with a sales charge. Please consult the Statement of Additional Information for details.

                       The funds may change or cancel their exchange policy at any time upon 60 days' notice. Each fund reserves the right to revise or suspend the exchange privilege, limit the amount or number of exchanges, or reject any exchange. See "General Information--Frequent Trading" below. Because an exchange is treated for tax purposes as a purchase and sale, and any gain may be subject

Section 3  How You Can Buy and Sell Shares
                       to tax, you should consult your tax advisor about the tax consequences of exchanging your shares.

                       Fund Direct/SM/

                       The Fund Direct Program allows you to link your fund account to your bank account, transfer money electronically between these accounts, and perform a variety of account transactions, including purchasing shares by telephone and investing through a systematic investment plan. You also may have dividends, distributions, redemption payments or systematic withdrawal plan payments sent directly to your bank account. Your financial advisor can help you complete the forms for these services, or you can call Nuveen at
                       (800) 257-8787 for copies of the necessary forms.

                       Reinstatement Privilege

                       If you redeem fund shares, you may reinvest all or part of your redemption proceeds up to one year later without incurring any additional charges. You may only reinvest into the same share class you redeemed. If you paid a CDSC, we will refund your CDSC and reinstate your holding period. You may use this reinstatement privilege only once for any redemption.


                                                 [GRAPHIC]

                       HOW TO SELL SHARES

                       You may sell (redeem) your shares on any business day. You will receive the share price next determined after Nuveen has received your properly completed redemption request. Your redemption request must be received before the close of trading for you to receive that day's price. If you are selling shares purchased recently with a check, you will not receive your redemption proceeds until your check has cleared. This may take up to ten business days from your purchase date. While the funds do not charge a redemption fee, you may be assessed a CDSC, if applicable. When you redeem Class A, Class B, or Class C shares subject to a CDSC, each fund will first redeem any shares that are not subject to a CDSC, and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. The holding period is calculated on a monthly basis and begins the first day of the month in which the order for investment is received. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen. The CDSC may be waived under certain special circumstances as described in the Statement of Additional Information.

                       Through Your Financial Advisor

                       You may sell your shares through your financial advisor who can prepare the necessary documentation. Your financial advisor may charge for this service.

                       By Telephone


                       If you have authorized telephone redemption privileges, call (800) 257-8787 to redeem your shares, press 1 for mutual funds and the voice menu will walk you through the process. Telephone redemptions are not available for shares owned in certificate form and, with respect to redemptions where the proceeds are payable by check, may not exceed $50,000. Checks will only be issued to you as the shareholder of record and mailed to your address of record. If you have established Fund Direct privileges, you may have redemption proceeds transferred electronically to your bank account. We will normally mail your check the next business day.



                                    [GRAPHIC]



An Important Note About Telephone Transactions.

Although Nuveen Investor Services has certain safeguards and procedures to confirm the identity of callers, it will not be liable for losses resulting from following telephone instructions it reasonably believes to be genuine. Also, you should verify your trade confirmations immediately upon receipt.

                                     Section 3  How You Can Buy and Sell Shares

                       By Mail

                       You can sell your shares at any time by sending a written request to the appropriate fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. Your request must include the following information:

                        .  The fund's name;

                        .  Your name and account number;

                        .  The dollar or share amount you wish to redeem;

                        . The signature of each owner exactly as it appears on the account;

                        . The name of the person to whom you want your redemption proceeds paid (if other than to the shareholder of record);

                        . The address where you want your redemption proceeds sent (if other than the address of record);

                        .  Any certificates you have for the shares; and

                        .  Any required signature guarantees.

                       We will normally mail your check the next business day, but in no event more than seven days after we receive your request. If you purchased your shares by check, your redemption proceeds will not be mailed until your check has cleared. Guaranteed signatures are required if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder of record or you want the check sent to another address (or the address of record has been changed within the last 30 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that a fund otherwise approves. A notary public cannot provide a signature guarantee.

                       On-line


                       You may redeem shares or exchange shares between existing, identically registered accounts on-line. To access your account, follow the links under "Individual Investors" on www.nuveen.com to "Account Access" and choose "Mutual Funds." The system will walk you through the log-in process. On-line redemptions are not available for shares owned in certificate form and, with respect to redemptions where the proceeds are payable by check, may not exceed $50,000. Checks will only be issued to you as the shareholder of record and mailed to your address of record. If you have established Fund Direct privileges, you may have redemption proceeds transferred electronically to your bank account.


                       Redemptions In-Kind

                       The funds generally pay redemption proceeds in cash. Under unusual conditions that make cash payment unwise and for the protection of existing shareholders, the fund may pay all or a portion of your redemption proceeds in securities or other fund assets. Although it is unlikely that your shares would be redeemed in-kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from that sale.




                                    [GRAPHIC]



An Important Note About Involuntary Redemption.

From time to time, the funds may establish minimum account size requirements. The funds reserve the right to liquidate your account upon 30 days' written notice if the value of your account falls below an established minimum. The funds have set a minimum balance of $1,000 unless you have an active Nuveen Defined Portfolio reinvestment account. You will not be assessed a CDSC on an involuntary redemption.

Section 3  How You Can Buy and Sell Shares

Section 4  General Information

                       To help you understand the tax implications of investing in the funds, this section includes important details about how the funds make distributions to shareholders. We discuss some other fund policies, as well.


             [GRAPHIC]

             DIVIDENDS, DISTRIBUTIONS AND TAXES


                       The funds pay tax-free dividends monthly and any taxable capital gains or other taxable distributions once a year in December. The funds declare dividends monthly to shareholders of record as of the ninth day of each month, usually payable the first business day of the following month. Each fund will seek to pay monthly tax-exempt dividends at a level rate that reflects the past and projected net income of the fund. To help maintain more stable monthly distributions, the distribution paid by a fund for any particular monthly period may be more or less than the amount of net income actually earned by the fund during such period. Any such under- (or over-) distribution of income is reflected in each fund's net asset value. This policy is designed to result in the distribution of substantially all of the funds' net income over time.


                       Payment and Reinvestment Options

                       The funds automatically reinvest your dividends in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or reinvested in shares of another Nuveen Mutual Fund. For further information, contact your financial advisor or call Nuveen at (800) 257-8787.

                       Taxes and Tax Reporting

                       Because the funds invest primarily in municipal bonds from a particular state, the regular monthly dividends you, as a taxpayer in that state, receive will generally be exempt from regular federal and state income tax. All or a portion of these dividends, however, may be subject to the federal AMT. Income exempt from federal tax may be subject to state and local income tax.

                       Although the funds do not seek to realize taxable income or capital gains, the funds may realize and distribute taxable income or capital gains from time to time as a result of each fund's normal investment activities. The funds' distributions of these amounts are taxed as ordinary income or capital gains and are taxable whether received in cash or reinvested in additional shares. Dividends from the funds' long-term capital gains are taxable as capital gains, while dividends from short-term capital gains and net investment income are generally taxable as ordinary income. The funds' taxable dividends are not expected to qualify for a dividends received deduction if you are a corporate shareholder or for the lower tax rates on qualified dividend income.

                       Early in each year, you will receive a statement detailing the amount and nature of all dividends and capital gains that you were paid during the prior year. If you hold your investment at the firm where you purchased your fund shares, you will receive the statement from that firm. If you hold your shares directly with the fund, Nuveen will send you the statement. The tax status of your dividends is not affected by whether you reinvest your dividends or elect to receive them in cash.

                                                 Section 4  General Information

                       If you receive Social Security or railroad retirement benefits, you should consult your tax advisor about how an investment in a fund may affect the taxation of your benefits.

                       Each sale or exchange of fund shares may be a taxable event. When you exchange shares of one Nuveen Fund for shares of a different Nuveen Fund, the exchange is treated the same as a sale for tax purposes.

                       Please note that if you do not furnish us with your correct Social Security number or employer identification number, you fail to provide certain certifications to the fund, you fail to certify whether you are a U.S. citizen or a U.S. resident alien, or the Internal Revenue Service notifies the fund to withhold, federal law requires the fund to withhold federal income tax from your distributions and redemption proceeds at the applicable withholding rate.

                       Please consult the Statement of Additional Information and your tax advisor for more information about taxes.

                       Buying or Selling Shares Close to a Record Date

                       Buying fund shares shortly before the record date for a taxable dividend is commonly known as "buying the dividend." The entire dividend may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price. Similarly, if you sell or exchange fund shares shortly before the record date for a tax-exempt dividend, a portion of the price you receive may be treated as a taxable capital gain even though it reflects tax-free income a fund has earned but not yet distributed.

                       Taxable Equivalent Yields


                       The taxable equivalent yield is the current yield you would need to earn on a taxable investment in order to equal a stated federal tax-free yield on a municipal investment. To assist you in comparing municipal investments like the funds with fully taxable alternative investments, the table below presents the taxable equivalent yields for a range of hypothetical federal tax-free yields and tax rates:


                       Taxable Equivalent of Tax-Free Yields

                                   To Equal a Tax-Free Yield of:
                                   3.00%          4.00%    5.00%    6.00%
                      Tax Bracket: A Taxable Investment Would Need to Yield:
                      ------------------------------------------------------
                        25%        4.00%          5.33%    6.67%    8.00%
                        28%        4.17%          5.56%    6.94%    8.33%
                        33%        4.48%          5.97%    7.46%    8.96%
                        35%        4.62%          6.15%    7.69%    9.23%

                       The yields and tax rates shown above are hypothetical and do not predict your actual returns or effective tax rate. Please note that investments that generate qualified dividend income that is taxable at the maximum rate of 15% will have a lower taxable equivalent yield. For more detailed information, see the Statement of Additional Information or consult your tax advisor.


             [GRAPHIC]

             DISTRIBUTION AND SERVICE PLANS

                       Nuveen serves as the selling agent and distributor of the funds' shares. In this capacity, Nuveen manages the offering of the funds' shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to authorized dealers, each fund has adopted a distribution and service plan

Section 4  General Information
                       under Rule 12b-1 under the 1940 Act. (See "How You Can Buy and Sell Shares--What Share Classes We Offer" for a description of the distribution and service fees paid under this plan.)

                       Nuveen receives the distribution fee for Class B and Class C shares primarily for providing compensation to authorized dealers, including Nuveen, in connection with the distribution of shares. Nuveen uses the service fee for Class A, Class B, and Class C shares to compensate authorized dealers, including Nuveen, for providing on-going account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries, and providing other personal services to shareholders. These fees also compensate Nuveen for other expenses, including printing and distributing prospectuses to persons other than shareholders, and preparing, printing, and distributing advertising and sales literature and reports to shareholders used in connection with the sale of shares. Because these fees are paid out of the funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                       In addition to the sales commissions and certain payments related to 12b-1 distribution and service fees paid by Nuveen to authorized dealers as previously described, Nuveen may from time to time make additional payments, out of its own resources, to certain authorized dealers that sell shares of Nuveen Mutual Funds in order to promote the sales and retention of fund shares by those firms and their customers. The amounts of these payments vary by authorized dealer firm and, with respect to a given firm, are typically calculated by reference to the amount of the firm's recent gross sales of Nuveen Mutual Fund shares and/or total assets of Nuveen Mutual Funds held by the firm's customers. The level of payments that Nuveen is willing to provide to a particular authorized dealer firm may be affected by, among other factors, the firm's total assets held in and recent net investments into Nuveen Mutual Funds, the firm's level of participation in Nuveen Mutual Fund sales and marketing programs, the firm's compensation program for its registered representatives who sell fund shares and provide services to fund shareholders, and the asset class of the Nuveen Mutual Funds for which these payments are provided. For 2004, these payments in the aggregate were approximately .01% to .02% of the assets in the Nuveen Funds. The Statement of Additional Information contains additional information about these payments, including the names of the dealer firms to which payments are made. Nuveen may also make payments to authorized dealers in connection with sales meetings, due diligence meetings, prospecting seminars and other meetings at which Nuveen promotes its products and services.

                       In connection with the availability of Nuveen Mutual Funds within selected mutual fund no-transaction fee institutional platforms and fee-based wrap programs (together, "Platform Programs") at certain authorized dealer firms, Nuveen also makes payments out of its own assets to those firms as compensation for certain recordkeeping, shareholder communications and other account administration services provided to Nuveen Mutual Fund shareholders who own their fund shares in these Platform Programs. These payments are in addition to the 12b-1 service fee and any applicable omnibus sub-accounting fees paid to these firms with respect to these services by the Nuveen Mutual Funds out of fund assets.

                                                 Section 4  General Information

                                                 [GRAPHIC]

                       NET ASSET VALUE

                       The price you pay for your shares is based on each fund's net asset value per share, which is determined as of the close of trading (normally 4:00 p.m. New York time) on each day the NYSE is open for business. Net asset value is calculated for each class of each fund by taking the market value of the class' total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. All valuations are subject to review by the funds' Board of Trustees or its delegate.

                       In determining net asset value, expenses are accrued and applied daily, and securities and other assets for which market quotations are available are valued at market value. The prices of fixed income securities are provided by a pricing service and based on the mean between the bid and asked price. When price quotes are not readily available the pricing service establishes fair market value based on various factors, including prices of comparable fixed income securities.

                       Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities that may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of fund NAV; a security with respect to which an event has occurred that is likely to make it difficult or impossible to obtain a reliable market quotation; and, a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principal, the current "fair value" of a security would appear to be the amount that the owner might reasonably expect to receive for it upon its current sale. A variety of factors may be considered in determining the fair value of such securities. See the Statement of Additional Information for details.

                                                 [GRAPHIC]

                       Frequent Trading

                       The funds are intended for long-term investment, and should not be used for excessive trading. Excessive trading in the funds' shares can disrupt portfolio management, lead to higher operating costs, and cause other operating inefficiencies for the funds. However, the funds are also mindful that shareholders may have valid reasons for periodically purchasing and redeeming fund shares.

                       Accordingly, the funds have adopted a Frequent Trading Policy that seeks to balance the funds' need to prevent excessive trading in fund shares while offering investors the flexibility in managing their financial affairs to make periodic purchases and redemptions of fund shares.

                       The funds' Frequent Trading Policy generally limits an investor to four "round trip" trades in a 12-month period or to two round trip trades in a 12-month period if either side of a round trip trade exceeds 1% of a fund's net assets. A purchase transaction identified as being made by a Frequent Trader (defined below) may not exceed $1 million for a single shareholder account or in the

Section 4  General Information
                       aggregate for a group of shareholder accounts either controlled by a financial advisor or otherwise determined by the funds to be related. The Nuveen Funds will suspend the trading privileges of any investor who makes a round trip within a 30-day period. In addition, Frequent Traders (investors making more than one round trip trade or who are otherwise deemed as such by a fund based on the size, pattern or other characteristics of their trading activity) who do not abide by special order placement rules, which are described in the Statement of Additional Information, will also have their trading privileges suspended. A round trip is the purchase and sale (including any exchanges) of a substantially similar dollar amount of fund shares within a 60-day period, representing at least 25% of the value of the shareholder's account. Each side of a round trip may be comprised of either a single transaction or a series of closely-spaced transactions.


                       The funds primarily receive share purchase and redemption orders through third-party financial intermediaries, some of whom rely on the use of omnibus accounts that include multiple shareholders and that typically provide the funds with a consolidated purchase or redemption request. Unless these financial intermediaries furnish the funds with sufficient trade level information for individual shareholders, their use of omnibus accounts may limit the extent to which the funds are able to enforce the terms of the Frequent Trading Policy. In addition, the funds may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where the funds reasonably believe that the intermediary's policies and procedures effectively discourage inappropriate trading activity.


                       The funds reserve the right in their sole discretion to waive unintentional or minor violations if they determine that doing so would not harm the interests of fund shareholders. In addition, certain categories of redemptions may be excluded from the application of the Frequent Trading Policy, as described in more detail in the Statement of Additional Information. These include, among others, redemptions pursuant to systematic withdrawals plans, redemptions in connection with the total disability or death of the investor, involuntary redemptions by operation of law, redemptions in payment of account or plan fees, and certain redemptions by retirements plans, including redemptions in connection with qualifying loans or hardship withdrawals, termination of plan participation, return of excess contributions, and required minimum distributions.

                       Each fund reserves the right to reject any purchase order, including exchange purchases, for any reason. For example, a fund may refuse purchase orders if the fund would be unable to invest the proceeds from the purchase order in accordance with the fund's investment policies and/or objectives, or if the fund would be adversely affected by the size of the transaction, the frequency of trading in the account or various other factors. For more information about the funds' Frequent Trading Policy and its enforcement, see "Additional Information on the Purchase and Redemption of Fund Shares--Frequent Trading Policy" in the Statement of Additional Information.


                                                 [GRAPHIC]

                       FUND SERVICE PROVIDERS

                       The custodian of the assets of the funds is State Street Bank & Trust Company, P.O. Box 5043, Boston, Massachusetts 02206-5043. The custodian also provides certain accounting services to the funds. The funds' transfer, shareholder services and dividend paying agent, Boston Financial Data Services, Inc., P.O. Box 8530, Boston, Massachusetts 02266-8530, performs bookkeeping, data processing and administrative services for the maintenance of shareholder accounts.

                                                 Section 4  General Information

Section 5  Financial Highlights


                       The financial highlights table is intended to help you understand a fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned on an investment in a fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended May 31, 2005, May 31, 2004, May 31, 2003 and May 31, 2002 has been audited by PricewaterhouseCoopers LLP, whose report for the most recent fiscal year, along with the funds' financial statements, are included in the Statement of Additional Information and annual report, which are available upon request. The information for the fiscal year ended May 31, 2001 was audited by a different independent auditor who has ceased operations.


Nuveen Maryland Municipal Bond Fund



Class
(Commencement               Investment Operations          Less Distributions
Date)                   -----------------------------  --------------------------                    -------



                                           Net                                     Ending             Ending
              Beginning        Net   Realized/                Net                     Net                Net
Year Ended    Net Asset Investment  Unrealized         Investment  Capital          Asset     Total   Assets
May 31,           Value  Income(a) Gain (Loss)   Total     Income    Gains   Total  Value Return(b)    (000)
-------------------------------------------------------------------------------------------------------------

Class A (9/94)
   2005          $10.36       $.43       $ .41  $ .84       $(.44)   $(.01) $(.45) $10.75      8.21% $44,385
   2004           10.83        .45        (.47)  (.02)       (.45)      --   (.45)  10.36      (.15)  38,219
   2003           10.24        .48         .60   1.08        (.49)      --   (.49)  10.83     10.74   34,069
   2002           10.14        .50         .09    .59        (.49)      --   (.49)  10.24      5.88   29,178
   2001            9.55        .48         .58   1.06        (.47)      --   (.47)  10.14     11.36   26,137

Class B (3/97)
   2005           10.38        .35         .40    .75        (.36)    (.01)  (.37)  10.76      7.31   14,082
   2004           10.84        .37        (.45)  (.08)       (.38)      --   (.38)  10.38      (.78)  14,340
   2003           10.26        .40         .59    .99        (.41)      --   (.41)  10.84      9.81   15,125
   2002           10.15        .42         .10    .52        (.41)      --   (.41)  10.26      5.18   10,588
   2001            9.56        .41         .58    .99        (.40)      --   (.40)  10.15     10.53    6,474

Class C (9/94)
   2005           10.35        .37         .41    .78        (.38)    (.01)  (.39)  10.74      7.67   15,565
   2004           10.82        .39        (.46)  (.07)       (.40)      --   (.40)  10.35      (.66)  14,158
   2003           10.24        .42         .59   1.01        (.43)      --   (.43)  10.82     10.08   13,049
   2002           10.14        .44         .09    .53        (.43)      --   (.43)  10.24      5.32    7,925
   2001            9.56        .43         .57   1.00        (.42)      --   (.42)  10.14     10.64    6,046

Class R (2/92)
   2005           10.39        .45         .40    .85        (.46)    (.01)  (.47)  10.77      8.33   40,325
   2004           10.85        .47        (.45)   .02        (.48)      --   (.48)  10.39       .17   40,465
   2003           10.27        .50         .59   1.09        (.51)      --   (.51)  10.85     10.86   42,967
   2002           10.16        .52         .10    .62        (.51)      --   (.51)  10.27      6.20   40,444
   2001            9.58        .50         .57   1.07        (.49)      --   (.49)  10.16     11.41   40,619
-------------------------------------------------------------------------------------------------------------



 Ratios/Supplemental Data
---------------------------------
             Ratio of
 Ratio of         Net
 Expenses  Investment
       to   Income to
  Average     Average  Portfolio
      Net         Net   Turnover
Assets(c)   Assets(c)       Rate
---------------------------------


      .89%       4.01%         8%
      .92        4.25          8
      .93        4.53         12
      .97        4.84          4
     1.00        4.82         28


     1.64        3.26          8
     1.67        3.50          8
     1.68        3.78         12
     1.72        4.08          4
     1.74        4.08         28


     1.44        3.46          8
     1.47        3.70          8
     1.48        3.98         12
     1.52        4.28          4
     1.55        4.28         28


      .69        4.21          8
      .72        4.45          8
      .73        4.73         12
      .77        5.03          4
      .80        5.03         28
---------------------------------


(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.

(c) After expense reimbursement from the Adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2005 are .89%, 1.64%, 1.44% and .69% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2005 are 4.02%, 3.27%, 3.47% and 4.22% for classes A, B, C and R, respectively.


Section 5  Financial Highlights

Nuveen Pennsylvania Municipal Bond Fund



Class
(Commencement               Investment Operations          Less Distributions
Date)                   -----------------------------  -------------------------                    -------



                                           Net                                    Ending             Ending
              Beginning        Net   Realized/                Net                    Net                Net
Year Ended    Net Asset Investment  Unrealized         Investment  Capital         Asset     Total   Assets
May 31,           Value  Income(a) Gain (Loss)   Total     Income    Gains  Total  Value Return(b)    (000)
------------------------------------------------------------------------------------------------------------

Class A (10/86)
  2005           $10.16       $.45       $ .42  $ .87       $(.45)     $-- $(.45) $10.58      8.72% $69,636
  2004            10.60        .47        (.45)   .02        (.46)      --  (.46)  10.16       .16   64,455
  2003            10.16        .48         .45    .93        (.49)      --  (.49)  10.60      9.36   69,120
  2002            10.06        .51         .11    .62        (.52)      --  (.52)  10.16      6.39   64,526
  2001             9.38        .53         .66   1.19        (.51)      --  (.51)  10.06     12.81   60,278

Class B (2/97)
  2005            10.16        .37         .42    .79        (.37)      --  (.37)  10.58      7.94   11,999
  2004            10.61        .39        (.46)  (.07)       (.38)      --  (.38)  10.16      (.63)  12,051
  2003            10.17        .40         .46    .86        (.42)      --  (.42)  10.61      8.59   12,747
  2002            10.07        .44         .11    .55        (.45)      --  (.45)  10.17      5.54   11,691
  2001             9.40        .46         .65   1.11        (.44)      --  (.44)  10.07     11.97    9,440

Class C (2/94)
  2005            10.13        .39         .43    .82        (.40)      --  (.40)  10.55      8.19   26,370
  2004            10.57        .41        (.45)  (.04)       (.40)      --  (.40)  10.13      (.37)  23,124
  2003            10.14        .42         .44    .86        (.43)      --  (.43)  10.57      8.70   21,579
  2002            10.04        .46         .11    .57        (.47)      --  (.47)  10.14      5.74   14,028
  2001             9.37        .48         .65   1.13        (.46)      --  (.46)  10.04     12.21   10,152

Class R (2/97)
  2005            10.14        .47         .42    .89        (.47)      --  (.47)  10.56      8.99   55,160
  2004            10.58        .49        (.45)   .04        (.48)      --  (.48)  10.14       .39   55,148
  2003            10.15        .50         .44    .94        (.51)      --  (.51)  10.58      9.52   59,240
  2002            10.05        .54         .11    .65        (.55)      --  (.55)  10.15      6.53   56,836
  2001             9.38        .55         .65   1.20        (.53)      --  (.53)  10.05     13.01   55,290
------------------------------------------------------------------------------------------------------------



 Ratios/Supplemental Data
---------------------------------
             Ratio of
 Ratio of         Net
 Expenses  Investment
       to   Income to
  Average     Average  Portfolio
      Net         Net   Turnover
Assets(c)   Assets(c)       Rate
---------------------------------


      .89%       4.31%        21%
      .90        4.51          6
      .92        4.63         15
      .97        5.04         16
     1.00        5.37         21


     1.64        3.56         21
     1.65        3.76          6
     1.66        3.87         15
     1.72        4.28         16
     1.75        4.62         21


     1.44        3.76         21
     1.45        3.96          6
     1.46        4.08         15
     1.52        4.47         16
     1.55        4.82         21


      .69        4.51         21
      .70        4.71          6
      .72        4.83         15
      .77        5.24         16
      .80        5.57         21
---------------------------------


(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.

(c) After expense reimbursement from the Adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2005 are .88%, 1.63%, 1.43% and .68% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2005 are 4.31%, 3.56%, 3.76% and 4.52% for classes A, B, C and R, respectively.


                                                Section 5  Financial Highlights

Nuveen Virginia Municipal Bond Fund



Class
(Commencement               Investment Operations         Less Distributions
Date)                   ----------------------------- --------------------------                    --------



                                           Net                                    Ending              Ending
              Beginning        Net   Realized/               Net                     Net                 Net
Year Ended    Net Asset Investment  Unrealized        Investment  Capital          Asset     Total    Assets
May 31,           Value  Income(a) Gain (Loss)  Total     Income    Gains   Total  Value Return(b)     (000)
-------------------------------------------------------------------------------------------------------------

Class A (3/86)
   2005          $10.62       $.47       $ .47  $ .94      $(.48)   $(.03) $(.51) $11.05      9.02% $164,054
   2004           11.06        .51        (.42)   .09       (.51)    (.02)  (.53)  10.62       .84   144,911
   2003           10.65        .52         .44    .96       (.53)    (.02)  (.55)  11.06      9.26   154,509
   2002           10.69        .55        (.06)   .49       (.53)      --   (.53)  10.65      4.69   141,987
   2001           10.10        .54         .58   1.12       (.53)      --   (.53)  10.69     11.27   136,248

Class B (2/97)
   2005           10.59        .39         .47    .86       (.40)    (.03)  (.43)  11.02      8.26    20,428
   2004           11.04        .42        (.41)   .01       (.44)    (.02)  (.46)  10.59       .02    20,735
   2003           10.63        .44         .45    .89       (.46)    (.02)  (.48)  11.04      8.49    21,242
   2002           10.67        .46        (.05)   .41       (.45)      --   (.45)  10.63      3.93    16,461
   2001           10.10        .46         .56   1.02       (.45)      --   (.45)  10.67     10.26    13,094

Class C (10/93)
   2005           10.60        .41         .47    .88       (.42)    (.03)  (.45)  11.03      8.44    24,137
   2004           11.04        .44        (.41)   .03       (.45)    (.02)  (.47)  10.60       .28    22,017
   2003           10.63        .46         .44    .90       (.47)    (.02)  (.49)  11.04      8.67    23,054
   2002           10.67        .49        (.06)   .43       (.47)      --   (.47)  10.63      4.13    16,933
   2001           10.10        .48         .57   1.05       (.48)      --   (.48)  10.67     10.50    15,468

Class R (2/97)
   2005           10.59        .49         .48    .97       (.51)    (.03)  (.54)  11.02      9.28    53,408
   2004           11.04        .53        (.42)   .11       (.54)    (.02)  (.56)  10.59       .97    50,810
   2003           10.63        .54         .45    .99       (.56)    (.02)  (.58)  11.04      9.52    53,519
   2002           10.67        .57        (.05)   .52       (.56)      --   (.56)  10.63      4.93    50,502
   2001           10.10        .56         .56   1.12       (.55)      --   (.55)  10.67     11.32    52,203
-------------------------------------------------------------------------------------------------------------



 Ratios/Supplemental Data
---------------------------------
             Ratio of
 Ratio of         Net
 Expenses  Investment
       to   Income to
  Average     Average  Portfolio
      Net         Net   Turnover
Assets(c)   Assets(c)       Rate
---------------------------------


      .86%       4.32%        18%
      .87        4.65         10
      .88        4.82         16
      .89        5.08         11
      .91        5.14         17


     1.61        3.58         18
     1.62        3.90         10
     1.63        4.07         16
     1.64        4.33         11
     1.66        4.38         17


     1.41        3.77         18
     1.42        4.10         10
     1.43        4.27         16
     1.44        4.53         11
     1.46        4.59         17


      .66        4.53         18
      .67        4.85         10
      .68        5.02         16
      .69        5.28         11
      .71        5.34         17
---------------------------------


(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.

(c) After expense reimbursement from the Adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2005 are .85%, 1.60%, 1.40% and .65% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2005 are 4.33%, 3.59%, 3.78% and 4.54% for classes A, B, C and R, respectively.


Section 5  Financial Highlights

Appendix  Additional State Information


                       Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risks from economic, political, or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. The following discussion of special state considerations was obtained from official offering statements of these issuers and has not been independently verified by the funds. The discussion includes general state tax information related to an investment in each fund's shares. Because tax laws are complex and often change, you should consult your tax advisor about the state tax consequences of a specific fund investment. See the Statement of Additional Information for further information.




                       Maryland



                       Maryland's economy continues to show solid results led by the vibrant Washington D.C. metro area and increased defense spending from the federal government. Maryland's economy is considered the most dependent of all the states on the federal government, as 5.1% of Maryland's employment base is tied to the federal government (versus the national average of 2.1%). Increased employment by the federal government is offsetting declines in the manufacturing sector. Other promising developments include renewed growth in bioscience firms with several new facilities planned, house prices appreciating faster than the national average, and population growth that has accelerated in recent years. Maryland may be a big winner in the Department of Defense's 2005 Base Realignment and Closure (BRAC) process. As initially proposed, the State would see an increase in civilian positions of 9,000.



                       The State's unemployment rate was 4.4% in July 2005, up slightly from 4.3% in July 2004, but well below the national average of 5.0%. Maryland remains among the wealthiest states in the nation with personal income per capita of $39,247 in 2004, representing 119% of the national average of $32,937.



                       With its history of strong financial management, Maryland weathered the recent recession better than most states. Given the statutory mechanism for replenishing its rainy day fund, the fund never dropped below the prescribed level of 5% of General Fund revenues. Driven by growth in income taxes, initial estimates show revenues of $350-$450 million over projections and a balance in the rainy day fund of $521 million for fiscal year 2005. The $25.9 million fiscal year 2006 budget was adopted on April 9, 2005. It is balanced and contains no major tax increases.



                       Maryland's general obligation debt, which is constitutionally limited to a maximum term of 15 years, carried AAA ratings from Moody's, Standard & Poor's, and Fitch as of August 10, 2005. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest. Furthermore, it cannot be assumed that the State will maintain its current credit ratings.


                       Tax Treatment

                       The fund's regular monthly dividends will generally not be subject to Maryland personal income tax to the extent they are paid out of income earned on Maryland municipal bonds or U.S. government securities. While dividends paid out of income earned on Maryland municipal bonds are not subject to Maryland tax, if you are subject to tax in a state other than Maryland, these

                                                                       Appendix
                       dividends may be included in calculating taxable income for that state. You will be subject to Maryland personal income tax, however, to the extent the fund distributes any taxable income or if you sell or exchange fund shares and realize a capital gain on the transaction.

                       The treatment of corporate shareholders who pay Maryland corporate income tax is similar to that described above. Shareholders should refer to the Statement of Additional Information for more detailed state tax information and are urged to consult their tax advisor.




                       Pennsylvania



                       Pennsylvania's economy is mature, led by education, healthcare, manufacturing, and retail trade. It is in the midst of a steady recovery. Construction and business services are showing growth while the manufacturing sector has displayed mixed results. Steel production, important to the western portion of the State, has remained flat despite the improving economy. The State's large pharmaceutical industry has also been under strain. Pennsylvania's unemployment rate was 5.1% in July 2005, slightly above the national average of 5.0%, and down from its 5.5% level in July 2004. Pennsylvania's per capita income was $33,348 in 2004, which is slightly higher than the national average of $32,937. Longer term, the State's weaker demographic trends (below average growth in population, jobs, and personal income) coupled with permanent job losses in manufacturing may constrain the State's performance to below national averages.



                       The $24.3 billion fiscal year 2006 budget was signed on July 6, 2005 and included no major tax increases.



                       As of August 10, 2005, Pennsylvania's general obligation debt carried ratings of Aa2 by Moody's, AA by Standard & Poor's, and AA by Fitch. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest. Furthermore, it cannot be assumed that the State will maintain its current credit ratings.


                       Tax Treatment

                       The fund's regular monthly dividends will generally not be subject to the Pennsylvania personal income tax (and, for Philadelphia residents, the Philadelphia School District income tax) to the extent those dividends result from interest earned on Pennsylvania municipal bonds or U.S. government securities. While dividends paid out of income earned on Pennsylvania municipal bonds are not subject to Pennsylvania tax, if you are subject to tax in a state other than Pennsylvania, these dividends may be included in calculating taxable income for that state. You could be subject to Pennsylvania personal income tax (and, for Philadelphia residents, the Philadelphia School District income tax), however, to the extent the fund distributes any taxable income or realized capital gains or if you sell or exchange fund shares and realize a capital gain on the transaction.

                       The treatment of corporate shareholders who pay Pennsylvania corporate income tax is similar to that described above. Shareholders should refer to the Statement of Additional Information for more detailed state tax information and are urged to consult their tax advisor.




                       Virginia



                       Virginia's economy continues to grow; however, that growth is slowing. Employment growth, while still positive, is now below average. Contributing to the slowdown are competition from overseas manufacturers, especially in the textile industries, and slowing defense spending. The Department of Defense's 2005 Base Realignment and Closure (BRAC) process, should it be implemented, would have little overall effect on Virginia, though some regions


Appendix
                       of the State may be affected differently. Previous strong growth in Virginia continues to have a positive effect, as income growth and house price appreciation remain strong.



                       Governor Mark Warner's $63 billion biennium budget (fiscal years 2005 and 2006) is expected to add $1.5 billion to the State's treasury over the two years. The state sales tax was raised to 5% and the tax on cigarettes was increased to 30 cents per pack. Initial estimates for fiscal year 2005 indicate general fund revenues exceeding estimates by more than $500 million, allowing for a $436 million deposit into the State's rainy day fund.



                       Virginia's unemployment rate was 3.5% in July 2005, well below the national average of 5.0%, and below the State's 3.7% rate in July 2004. Per capita income was $35,477 in 2004, which is 108% of the national average of $32,937. Longer term, Virginia's strong demographic trends, low business costs, and generous tax incentives will contribute to its continued growth.



                       As of August 24, 2005, Moody's, Standard & Poor's, and Fitch each rated Virginia's general obligation debt Aaa, AAA, and AAA, respectively, with stable outlooks. Moody's removed the State from negative watch on May 27, 2004, and changed the outlook from negative to stable based on improving revenues, a budget and tax reform package, and a cap on the State's liability for phasing out the tax on automobiles. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest. Furthermore, it cannot be assumed that the State will maintain its current credit ratings.


                       Tax Treatment

                       The fund's regular monthly dividends will generally not be subject to Virginia personal income tax to the extent they are paid out of income earned on Virginia municipal bonds or U.S. government securities. While dividends paid out of income earned on Virginia municipal bonds are not subject to Virginia tax, if you are subject to tax in a state other than Virginia, these dividends may be included in calculating taxable income for that state. You will be subject to Virginia personal income tax, however, to the extent the fund distributes any taxable income or if you sell or exchange fund shares and realize a capital gain on the transaction.

                       The treatment of corporate shareholders who pay Virginia corporate income tax is similar to that described above. Shareholders should refer to the Statement of Additional Information for more detailed state tax information and are urged to consult their tax advisor.

                                                                       Appendix

Nuveen Investments Mutual Funds

Nuveen Investments offers a variety of mutual funds designed to help you reach your financial goals. The funds below are grouped by investment objective.

Value
Nuveen Large-Cap Value Fund
Nuveen NWQ Multi-Cap Value Fund
Nuveen NWQ Small-Cap Value Fund
Nuveen NWQ Value Opportunities Fund

Balanced
Nuveen Balanced Stock and Bond Fund
Nuveen Balanced Municipal and Stock Fund

Global/International
Nuveen NWQ Global Value Fund
Nuveen NWQ International Value Fund

Growth
Nuveen Rittenhouse Growth Fund

Municipal Bond

National Funds
Nuveen High Yield Municipal Bond Fund
Nuveen All-American Municipal Bond Fund
Nuveen Insured Municipal Bond Fund
Nuveen Intermediate Duration Municipal Bond Fund
Nuveen Limited Term Municipal Bond Fund

State Funds
                 Arizona       Louisiana        North Carolina
                 California/1/ Maryland         Ohio
                 Colorado      Massachusetts/1/ Pennsylvania
                 Connecticut   Michigan         Tennessee
                 Florida       Missouri         Virginia
                 Georgia       New Jersey       Wisconsin
                 Kansas        New Mexico
                 Kentucky      New York/1/

Several additional sources of information are available to you, including the codes of ethics adopted by the funds, Nuveen, and NAM. The Statement of Additional Information, incorporated by reference into this prospectus, contains detailed information on the policies and operation of the funds included in this prospectus. Additional information about the funds' investments is available in the annual and semi-annual reports to shareholders. In the funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year. The funds' most recent Statement of Additional Information, annual and semi-annual reports are available, free of charge, by calling Nuveen at (800) 257-8787, on the funds' website at www.nuveen.com, or through your financial advisor.

You may also obtain this and other fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.

The funds are series of Nuveen Multistate Trust I, whose Investment Company Act file number is 811-07747.

1. Long-term and insured long-term portfolios.



MPR-MS1-0905D NA


Distributed by
Nuveen Investments, LLC | 333 West Wacker Drive | Chicago, Illinois 60606 |
(800) 257-8787 | www.nuveen.com

                                                             September 28, 2005


NUVEEN MULTISTATE TRUST I

Nuveen Arizona Municipal Bond Fund

Nuveen Colorado Municipal Bond Fund

Nuveen Florida Municipal Bond Fund

Nuveen Maryland Municipal Bond Fund

Nuveen New Mexico Municipal Bond Fund

Nuveen Pennsylvania Municipal Bond Fund

Nuveen Virginia Municipal Bond Fund

STATEMENT OF ADDITIONAL INFORMATION


   This Statement of Additional Information is not a prospectus. The Prospectuses may be obtained without charge from certain securities representatives, banks, and other financial institutions that have entered into sales agreements with Nuveen Investments, LLC, ("Nuveen"), or from the Funds, by written request to the applicable Fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530, or by calling (800) 257-8787. This Statement of Additional Information relates to, and should be read in conjunction with, the Prospectus for the Funds. The Prospectus is dated September 28, 2005.


TABLE OF CONTENTS


                                                                       Page
                                                                       ----
     Investment Policies and Investment Portfolio.....................  S-2

     Management of the Trust.......................................... S-13

     Investment Adviser and Investment Management Agreement........... S-29

     Portfolio Transactions........................................... S-33

     Net Asset Value.................................................. S-34

     Tax Matters...................................................... S-35

     Additional Information on the Purchase and Redemption of Fund
       Shares......................................................... S-43

     Disclosure of Portfolio Holdings................................. S-52

     Distribution and Service Plan.................................... S-55

     Independent Registered Public Accounting Firm, Custodian and
       Transfer Agent................................................. S-57

     Financial Statements............................................. S-57

     Appendix A--Ratings of Investments...............................  A-1

     Appendix B--Description of Hedging Techniques....................  B-1


   The audited financial statements for each Fund's most recent fiscal year appear in the Fund's Annual Report; each is included herein by reference.

INVESTMENT POLICIES AND INVESTMENT PORTFOLIO

Investment Policies

   The investment objective and certain fundamental investment policies of each Fund are described in the Prospectus. Each Fund, as a fundamental policy, may not, without the approval of the holders of a majority of the shares of that
Fund:

      (1) Invest in securities other than Municipal Obligations and short-term securities, as described in the Prospectus, except each Fund may invest up to 5% of its assets in tax-exempt or taxable fixed-income or equity securities for the purpose of acquiring control of an issuer whose municipal bonds (a) the Fund already owns and (b) have deteriorated or are expected shortly to deteriorate significantly in credit quality, provided the Adviser determines such investment should enable the Fund to better maximize its existing investment in such issuer. Municipal Obligations are municipal bonds that pay interest that is exempt from regular federal, state and, in some cases, local income taxes.

      (2) Invest more than 5% of its total assets in securities of any one issuer, except this limitation shall not apply to securities of the U.S. Government, and to the investment of 25% of such Fund's assets. This limitation shall apply only to the Arizona Municipal Bond Fund and the Florida Municipal Bond Fund.

      (3) Borrow money except as permitted by the Investment Company Act of 1940 and exemptive orders granted thereunder.

      (4) Pledge, mortgage or hypothecate its assets, except that, to secure borrowings permitted by subparagraph (3) above, it may pledge securities having a market value at the time of pledge not exceeding 10% of the value of the Fund's total assets.

      (5) Issue senior securities as defined in the Investment Company Act of 1940, except to the extent such issuance might be involved with respect to borrowings described under item (3) above or with respect to transactions involving futures contracts or the writing of options within the limits described in the Prospectus and this Statement of Additional Information.

      (6) Underwrite any issue of securities, except to the extent that the purchase or sale of Municipal Obligations in accordance with its investment objective, policies and limitations, may be deemed to be an underwriting.

      (7) Purchase or sell real estate, but this shall not prevent any Fund from investing in Municipal Obligations secured by real estate or interests therein or foreclosing upon and selling such security.

      (8) Purchase or sell commodities or commodities contracts or oil, gas or other mineral exploration or development programs, except for transactions involving futures contracts within the limits described in the Prospectus and this Statement of Additional Information.

      (9) Make loans except as permitted by the Investment Company Act of 1940 and exemptive orders granted thereunder.

      (10) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

      (11) Write or purchase put or call options, except to the extent that the purchase of a stand-by commitment may be considered the purchase of a put, and except for transactions involving options within the limits described in the Prospectus and this Statement of Additional Information.

      (12) Invest more than 25% of its total assets in securities of issuers in any one industry; provided, however, that such limitations shall not be applicable to Municipal Obligations issued by governments or political subdivisions of governments, and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

      (13) Purchase or retain the securities of any issuer other than the securities of the Fund if, to the Fund's knowledge, those trustees of the Trust, or those officers and directors of Nuveen Asset Management ("NAM") who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities.

   In addition, each Fund, as a non-fundamental policy, may not invest more than 15% of its net assets in "illiquid" securities, including repurchase agreements maturing in more than seven days.

   For the purpose of applying the limitations set forth in paragraph (2) above, an issuer shall be deemed the sole issuer of a security when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a non-governmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. Where a security is also backed by the enforceable obligation of a superior or unrelated governmental entity or other entity (other than a bond insurer), it shall also be included in the computation of securities owned that are issued by such governmental or other entity.

   Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. Where a security is insured by bond insurance, it shall not be considered a security issued or guaranteed by the insurer; instead the issuer of such security will be determined in accordance with the principles set forth above. The foregoing restrictions do not limit the percentage of the Fund's assets that may be invested in securities insured by any single insurer.

   The foregoing restrictions and limitations, as well as a Fund's policies as to ratings of portfolio investments, will apply only at the time of purchase of securities, and the percentage limitations will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities, unless otherwise indicated.

   The foregoing fundamental investment policies, together with the investment objective of each Fund, cannot be changed without approval by holders of a "majority of the Fund's outstanding voting shares." As defined in the Investment Company Act of 1940 (the "1940 Act"), this means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy, or (ii) more than 50% of the Fund's shares, whichever is less.

   The Nuveen Multistate Trust I (formerly Nuveen Flagship Multistate Trust I) (the "Trust") is an open-end management series investment company organized as a Massachusetts business trust on July 1, 1996. Each Fund is an open-end management investment company organized as a series of the Trust. The Trust is an open-end management series company under SEC Rule 18f-2. Each Fund is a separate series issuing its own shares. The Trust currently has seven series:
Nuveen Arizona Municipal Bond Fund (formerly Nuveen Flagship Arizona Municipal Bond Fund and prior to that, Flagship Arizona Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Colorado Municipal Bond Fund (formerly Nuveen Flagship Colorado Municipal Bond Fund and prior to that, Flagship Colorado Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Florida Municipal Bond Fund (formerly Nuveen Flagship Florida Municipal Bond Fund and prior to that, Flagship Florida Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Maryland Municipal Bond Fund (formerly Nuveen Maryland Tax-Free Value Fund, a series of the Nuveen Multistate Tax-Free Trust); the Nuveen New Mexico Municipal Bond Fund (formerly Nuveen Flagship New Mexico Municipal Bond Fund and prior to that, the Flagship New Mexico Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Pennsylvania Municipal Bond Fund (formerly Nuveen Flagship Pennsylvania Municipal Bond Fund and prior to that, Flagship

Pennsylvania Triple Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); and the Nuveen Virginia Municipal Bond Fund (formerly Nuveen Flagship Virginia Municipal Bond Fund and prior to that, Flagship Virginia Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust). Certain matters under the 1940 Act that must be submitted to a vote of the holders of the outstanding voting securities of a series company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each Fund affected by such matter.

   The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all loss and expense of any shareholder personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations. The Trust believes the likelihood of these circumstances is remote.

Portfolio Securities

   As described in the Prospectus, each Fund invests substantially all of its assets (at least 80%) in a portfolio of Municipal Obligations free from regular federal, state and, in some cases, local income tax in each Fund's respective state, which generally will be Municipal Obligations issued within the Fund's respective state. In general, Municipal Obligations include debt obligations issued by states, cities and local authorities to obtain funds for various public purposes, including construction of a wide range of public facilities such as airports, bridges, highways, hospitals, housing, mass transportation, schools, streets and water and sewer works. Industrial development bonds and pollution control bonds that are issued by or on behalf of public authorities to finance various privately-rated facilities are included within the term Municipal Obligations if the interest paid thereon is exempt from federal income tax.

   The investment assets of each Fund will consist of (1) Municipal Obligations that are rated at the time of purchase within the four highest grades (Baa or BBB or better) by Moody's Investors Service, Inc. ("Moody's"), by Standard and Poor's Corporation ("S&P") or by Fitch, Inc. ("Fitch"), (2) unrated Municipal Obligations that, in the opinion of NAM, have credit characteristics equivalent to bonds rated within the four highest grades by Moody's, S&P or Fitch, and (3) temporary investments, as described below, from which income may be subject to state income tax or to both federal and state income taxes. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

   As described in the Prospectus, each Fund may invest in Municipal Obligations that constitute participations in a lease obligation or installment purchase contract obligation (hereafter collectively called "lease obligations") of a municipal authority or entity. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although non-appropriation lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. A Fund will seek to minimize the special risks associated with such securities by only investing in those non-appropriation leases where NAM has determined that the issuer has a strong incentive to continue making appropriations and timely payment until the security's maturity. Some lease obligations may be illiquid under certain circumstances. Lease obligations normally provide a premium interest rate which along with regular amortization of the principal may make them attractive for a portion of the assets of the Funds.

   Obligations of issuers of Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to the laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its Municipal Obligations may be materially affected.

Investments in Inverse Floating Rate Securities

   The Funds may invest in inverse floating rate municipal securities or "inverse floaters," whose rates vary inversely to interest rates on a specified short-term municipal bond index or on another instrument. Such securities involve special risks as compared to conventional fixed-rate bonds. Should short-term interest rates rise, a fund's investment in inverse floaters likely would adversely affect the fund's earnings and distributions to shareholders. Also, because changes in the interest rate on the other index or other instrument inversely affect the rate of interest received on an inverse floater, and because inverse floaters essentially represent a leveraged investment in a long-term bond, the value of an inverse floater is generally more volatile than that of a conventional fixed-rate bond having similar credit quality, redemption provisions, and maturity. Although volatile in value, inverse floaters typically offer the potential for yields substantially exceeding the yields available on conventional fixed-rate bonds with comparable credit quality, coupon, call provisions and maturity. The markets for inverse floating rate securities may be less developed and have less liquidity than the markets for conventional securities. Each Fund, as a non-fundamental policy that may be changed by the Board of Trustees, will not invest more than 15% of its total assets in inverse floaters.

Portfolio Trading and Turnover

   The Funds will make changes in their investment portfolio from time to time in order to take advantage of opportunities in the municipal market and to limit exposure to market risk. The Funds may also engage to a limited extent in short-term trading consistent with their investment objective. Securities may be sold in anticipation of market decline or purchased in anticipation of market rise and later sold. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what NAM believes to be a temporary disparity in the normal yield relationship between the two securities. Each Fund may make changes in its investment portfolio in order to limit its exposure to changing market conditions. Changes in a Fund's investments are known as "portfolio turnover." While it is impossible to predict future portfolio turnover rates, the annual portfolio turnover rate for each Fund is generally not expected to exceed 75%. However, each Fund reserves the right to make changes in its investments whenever it deems such action advisable and, therefore, a Fund's annual portfolio turnover rate may exceed 75% in particular years depending upon market conditions.

   The portfolio turnover rates for the 2004 and 2005 fiscal year-ends of the Funds were:

                                                               Fiscal Year
                                                               ----------
                                                               2004  2005
                                                               ----  ----
               Nuveen Arizona Municipal Bond Fund.............  10%   26%
               Nuveen Colorado Municipal Bond Fund............  49    29
               Nuveen Florida Municipal Bond Fund.............   6    27
               Nuveen Maryland Municipal Bond Fund............   8     8
               Nuveen New Mexico Municipal Bond Fund..........  20    12
               Nuveen Pennsylvania Municipal Bond Fund........   6    21
               Nuveen Virginia Municipal Bond Fund............  10    18


When-Issued Securities or Delayed-Delivery Securities

   Each Fund may purchase and sell Municipal Obligations on a when-issued or delayed-delivery basis. When-issued and delayed-delivery transactions arise when securities are purchased or sold with payment and delivery beyond the regular settlement date. (When-issued transactions normally settle within 15-45 days.) On such transactions the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment. The commitment to purchase securities on a when-issued or delayed-delivery basis may involve an element of risk because the value of the securities is subject to market fluctuation, no interest accrues to the purchaser prior to settlement of the transaction, and at the time of delivery the market value may be less than cost. At the time a Fund makes the commitment to purchase a Municipal Obligation on a when-issued or delayed-delivery basis, it will record the transaction and reflect the amount due and the value of the security in determining its net asset value. Likewise, at the time a Fund makes the commitment to sell a Municipal Obligation on a delayed-delivery basis, it will record the transaction and include the proceeds to be received in determining its net asset value; accordingly, any fluctuations in the value of the Municipal Obligation sold pursuant to a delayed-delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect. The Funds will maintain designated readily marketable assets at least equal in value to commitments to purchase when-issued or delayed-delivery securities, such assets to be designated or segregated by the Custodian specifically for the settlement of such commitments, if necessary. The Funds will only make commitments to purchase Municipal Obligations on a when-issued or delayed-delivery basis with the intention of actually acquiring the securities, but the Funds reserve the right to sell these securities before the settlement date if it is deemed advisable. If a when-issued security is sold before delivery any gain or loss would not be tax-exempt. The Funds commonly engage in when-issued transactions in order to purchase or sell newly-issued Municipal Obligations, and may engage in delayed-delivery transactions in order to manage its operations more effectively.

   Each Fund also may buy when-issued and delayed-delivery securities that settle more than 60 days after purchase. These transactions are called "forwards." Municipal "forwards" pay higher interest after settlement than standard bonds, to compensate the buyer for bearing market risk and deferring income during the settlement period, and can often be bought at attractive prices and yields. If a Fund knows that a portfolio bond will, or is likely to, be called or mature on a specific future date, the Fund may buy forwards settling on or about that date to replace the called or maturing bond and "lock in" a currently attractive interest rate.

Zero Coupon Bonds

   The Funds may invest in zero coupon bonds. Zero coupon bonds make no periodic interest payments, but are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, market interest rates, and the issuer's perceived credit quality. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity date approaches. If the issuer defaults, the Fund may not receive any return on its investment. Because zero coupon securities pay no coupon interest, their value is generally more volatile when interest rates change than the value of bonds of the same maturity that pay coupon interest.

Special Considerations Relating to Municipal Obligations of Designated States


   As described in the Prospectus, except for investments in temporary investments, each Fund will invest substantially all of its assets (at least 80%) in Municipal Obligations that are exempt from both regular federal and state income taxes, generally Municipal Obligations issued in its respective state. Each Fund is therefore more susceptible to political, economic or regulatory factors adversely affecting issuers of Municipal Obligations in its state. Summaries of these factors are contained in the Prospectus. Set forth below is additional information that bears upon the risk of investing in Municipal Obligations issued by public authorities in the states of currently offered Funds. This information was obtained from official statements of issuers located in the respective states as well as from other publicly available official documents and statements. The Funds have not independently verified any of the information contained in such statements and documents. The information in the Prospectus and set forth below is intended only as a general summary and is not intended as a discussion of any specific factor that may affect any particular obligation or issuer.

Factors Pertaining to Arizona



   Arizona has experienced significant economic and population growth in recent years due to an influx of businesses attracted by the State's high quality of life, educated workforce, and low business costs. Job growth is led by finance and business services. There continues to be a growing demand for aerospace and defense projects led by Orbital Sciences, General Dynamics and Boeing. These growth prospects are offset by the following: (1) China continues to grow as a competitor in tech manufacturing and (2) high-tech and business service jobs continue to be outsourced, affecting Arizona due to its concentration of call center and back office jobs.



   The Arizona Constitution restricts the legislature's power to raise revenue by increasing property taxes. The State has also enacted limits on annual spending. Arizona has enacted a balanced budget totaling $8.21 billion for fiscal year 2006. Even though this budget is balanced, there is an estimated ongoing $258 million structural deficit that is being covered with one time measures, though revenue growth to date has surpassed even the most optimistic predictions.



Factors Pertaining to Colorado



   Colorado is beginning to show improvement after massive job losses during the recession with the unemployment rate being slightly below the national average. The State continues to enjoy above average resident wealth levels, a well-educated population, and a highly diversified industrial base that is expected to contribute to a favorable, longer term outlook.



   A constitutional amendment known as the Taxpayer Bill of Rights, or TABOR, was passed by the voters in 1992. It limits the growth in state revenues and expenditures to the rate of inflation plus the growth in population. Any tax revenues that exceed the constitutional limits set by TABOR must be refunded the following year unless voters approve otherwise. TABOR also requires voter approval for any tax increase. Another voter initiative, Amendment 23, was passed by the electorate in 2000. It diverts a portion of the State's income tax to fund K-12 education and provides for mandated levels of K-12 spending. Given the State's tight finances, the increases in K-12 spending have come at the expense of other programs.



   During the recently completed legislative session, the governor and legislature agreed to several pieces of legislation known as the Colorado Economic Recovery Act. Voters will be asked in November to approve two ballot initiatives that incorporate the major provisions of the Act. Measure C would allow the state to retain all tax revenues collected for the next 5 years eliminating the tax refund provisions of TABOR. Measure D would authorize up to $2.1 billion of state bonds for transportation and other specified capital projects. It would also permit additional annual expenditures of $100 million to provide for the additional debt service expense.



Factors Pertaining to Florida



   Florida's service-based economy continues to outpace the national economy. Employment in the State grew by three times the national rate in 2004 and is currently being led by wholesale trade, financial services and healthcare. Employment growth, while still strong is slowing somewhat from its year earlier pace. The State has seen a shortage of workers in the construction trades due to rebuilding from last year's hurricanes, as well as the torrid pace of new residential construction. Though diversifying, Florida's economy is still reliant on tourism-related employment.



   In August and September of 2004, Florida was hit by four hurricanes. The total governmental cost of disaster recovery and relief efforts is estimated at $4.3 billion. The State's non-reimbursable share of the total costs of said efforts is estimated to be $387.7 million. In November 1993, following Hurricane Andrew, the State of Florida created the Florida Hurricane Catastrophe Fund (CAT Fund) to provide a layer of reinsurance for residential property losses. The CAT Fund had a balance of $4.1 billion as of March 31, 2005 after paying out approximately $2.2 billion for losses connected with the four 2004 hurricanes.

   Florida's revenue base, dominated by sales taxes, continues to perform well. Fiscal year 2005 came in ahead of plan, as revenues exceeded initial projections by approximately $3 billion. The State's fiscal year 2006 budget, adopted in May 2005, includes $26.6 billion in General Revenue Fund appropriations. Fiscal year 2006 fund balances, including $1 billion in the rainy day fund, are projected to be a healthy 9.3% of revenues.



   Florida's high population growth is continuing, with growth in 2004 more than double the U.S. average. Florida's booming economy and attractive lifestyle should continue to attract new residents. The State's rapid population growth and relative affordability has led to a surging housing market throughout most of the State.



Factors Pertaining to Maryland



   Maryland's general obligation debt is constitutionally limited to a maximum term of 15 years. Though the State's debt levels are slightly above average, they are down substantially from previous levels. A debt management committee oversees the State's annual debt issuance. Outstanding debt is limited to 3.2% of personal income, with annual debt service expense limited to 8% of state revenues.



Factors Pertaining to New Mexico



   New Mexico's major industries include energy, tourism, services, crafts, agribusiness, manufacturing, and mining. The economy is strongly influenced by the employment and technology base supplied by U.S. government scientific research facilities in Los Alamos and Albuquerque. These sectors are expected to play an ongoing role in the State's economic growth.



Factors Pertaining to Pennsylvania



   Pennsylvania's economy is in the midst of a steady recovery. Job losses in the manufacturing sector have been replaced by new industries such as biotechnology, software, tourism, and business services. A stimulus package approved by the legislature in March 2004 created a four-year, $1.13 billion economic development plan, which includes money for agriculture, tourism, and to prepare old industrial sites for future development.



   Greater than anticipated economic growth resulted in fiscal year 2004 revenues exceeding projections by $637 million or 2.9%. The resulting surplus allowed for a $190 million deposit into the budget stabilization fund at the end of fiscal year 2004. Preliminary estimates for fiscal year 2005 also show a surplus. The $24.3 billion fiscal year 2006 budget was signed on July 6, 2005, and included no major tax increases.



   On July 5, 2004, Governor Rendell signed a bill into law allowing up to 61,000 slot machines at 14 sites around the state. The estimated $1 billion in annual revenues to the State is earmarked to provide tax relief state-wide. However, court challenges and a tepid response from the local school districts it was designed to assist have delayed its full implementation.



   Fiscal stress experienced by the City of Pittsburgh has led to that city being designated a "distressed municipality" under Pennsylvania Act 47. An Intergovernmental Cooperation Authority (ICA) has been established to assist Pittsburgh in restoring financial stability. The enabling legislation prohibits the City from filing bankruptcy without the Governor's approval. To also assist in the recovery, the Pennsylvania Legislature approved a restructuring of the City's taxing authority. The City's five-year plan was approved by ICA and, after some delay, the recovery plan has now been implemented. It includes tax hikes, expenditure cuts, and wage freezes. As a result, Standard & Poor's raised its rating on the City to BBB- from BB on December 7, 2004. Moody's returned the City's rating to investment grade on March 24, 2005, raising its rating to Baa3 from Ba1.



Factors Pertaining to Virginia



   If implemented, the Department of Defense's 2005 Base Realignment and Closure (BRAC) process may affect certain regions of Virginia despite little overall effect on the State's economy. For example, office vacancies in Northern Virginia are expected to rise as the Department of Defense consolidates personnel to nearby bases. Richmond is, however, expected to gain jobs.



   Employment varies by region within the State. Northern Virginia reflects a mix of high-tech, military, financial and health services. The Richmond area has state government and strong services and distribution industries. The Hampton Roads region is anchored by federal shipbuilding, several research and military related contractors, and tourism. Charlottesville is dominated by higher education and services. More generally, job losses continue in the manufacturing sector, though the industry now makes up a smaller part than average of the State's economy.



   In May 2005, the State securitized a portion of its tobacco settlement payments due under the Master Settlement Agreement. Proceeds will be used by the State to fund the Tobacco Indemnification and Community Revitalization Endowment Fund, which is to benefit economic development in South and Southwestern portions of the State.


Hedging and Other Defensive Actions

   Each Fund may periodically engage in hedging transactions. Hedging is a term used for various methods of seeking to preserve portfolio capital value by offsetting price changes in one investment through making another investment whose price should tend to move in the opposite direction. It may be desirable and possible in various market environments to partially hedge a Fund's portfolio against fluctuations in market value due to interest rate fluctuations by investment in financial futures and index futures as well as related put and call options on such instruments, or by entering into interest rate swap transactions or options on swaps. Both parties entering into an index or financial futures contract are required to post an initial deposit of 1% to 5% of the total contract price. Typically, option holders enter into offsetting closing transactions to enable settlement in cash rather than take delivery of the position in the future of the underlying security. Each Fund will only sell covered futures contracts, which means that the Fund segregates assets equal to the amount of the obligations.

   These transactions present certain risks. In particular, the imperfect correlation between price movements in the hedging instrument and price movements in the securities being hedged creates the possibility that losses on the hedge by a Fund may be greater than gains in the value of the securities in the Fund's portfolio. In addition, the markets for futures, swaps and options may not be liquid in all circumstances. As a result, in volatile markets a Fund may not be able to close out the transaction without incurring losses substantially greater than the initial deposit. Finally, the potential daily deposit requirements in futures or swap contracts create an ongoing greater potential financial risk than do options transactions, where the exposure is limited to the cost of the initial premium. Losses due to certain hedging transactions may reduce yield. Net gains, if any, from hedging and other portfolio transactions will be distributed as taxable ordinary income or capital gains distributions to shareholders.

   No Fund will make any hedging investment (whether an initial premium or deposit or a subsequent deposit) other than as necessary to close a prior investment if, immediately after such investment, the sum of the amount of its premiums and deposits, with respect to all currently effective hedging instruments, would exceed 5% of such series' net assets. Each Fund will invest in these instruments only in markets believed by the investment adviser to be active and sufficiently liquid. For further information regarding these investment strategies and risks presented thereby, see Appendix B to this Statement of Additional Information.

   Each Fund reserves the right for liquidity or defensive purposes (such as thinness in the market for municipal securities or an expected substantial decline in value of long-term obligations), to invest temporarily up to 20% of its assets in obligations issued or guaranteed by the U.S. Government and its agencies or instrumentalities. Interest on each instrument is taxable for federal income tax purposes and would reduce the amount of tax-free interest payable to shareholders.

Short-Term Investments

   The Prospectus discusses briefly the ability of the Funds to invest a portion of their assets in federally tax-exempt or taxable short-term securities or shares of money market funds ("short-term investments"). Short-term investments will not exceed 20% of a Fund's assets except when made for defensive purposes. The Funds will invest only in taxable short-term investments that are either U.S. Government securities or are rated within the highest grade by Moody's, S&P, or Fitch and mature within one year from the date of purchase or carry a variable or floating rate of interest. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

   The Funds may invest in the following federally tax-exempt short-term investments:

      Bond Anticipation Notes (BANs) are usually general obligations of state and local governmental issuers, which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

      Tax Anticipation Notes (TANs) are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

      Revenue Anticipation Notes (RANs) are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

      Construction Loan Notes are issued to provide construction financing for specific projects. Frequently, these notes are redeemed with funds obtained from the Federal Housing Administration.

      Bank Notes are notes issued by local government bodies and agencies as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied, but they are frequently issued to meet short-term working capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.

      Tax-Exempt Commercial Paper (Municipal Paper) represents very short-term unsecured, negotiable promissory notes, issued by states, municipalities and their agencies. Payment of principal and interest on issues of municipal paper may be made from various sources, to the extent the funds are available therefrom. Maturities of municipal paper generally will be shorter than the maturities of TANs, BANs or RANs. There is a limited secondary market for issues of municipal paper.

   Certain Municipal Obligations may carry variable or floating rates of interest whereby the rate of interest is not fixed, but varies with changes in specified market rates or indices, such as a bank prime rate or a tax-exempt money market index.

   While these various types of notes as a group represent the major portion of the tax-exempt note market, other types of notes are occasionally available in the marketplace and each Fund may invest in such other types of notes to the extent permitted under its investment objective, policies and limitations. Such notes may be issued for different purposes and may be secured differently from those mentioned above.

      Money Market Funds that pay interest income exempt from regular federal and, in some cases, state and local income taxes. The Funds will bear their proportionate share of the money market fund's fees and expenses.

      U.S. Government Direct Obligations are issued by the United States Treasury and include bills, notes and bonds.

       --Treasury bills are issued with maturities of up to one year. They are issued in bearer form, are sold on a discount basis and are payable at par value at maturity.

       --Treasury notes are longer-term interest bearing obligations with original maturities of one to seven years.

       --Treasury bonds are longer-term interest-bearing obligations with original maturities from five to thirty years.

   U.S. Government Agencies Securities--Certain federal agencies have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. These agencies include, but are not limited to, the Bank for Cooperatives, Federal Land Banks, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association, Government National Mortgage Association, Export-Import Bank of the United States, and Tennessee Valley Authority. Issues of these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States or are guaranteed by the Treasury or supported by the issuing agencies' right to borrow from the Treasury. There can be no assurance that the United States Government itself will pay interest and principal on securities as to which it is not legally so obligated.

   The Funds may also invest in the following taxable short-term investments:

   Certificates of Deposit (CDs)--A certificate of deposit is a negotiable interest bearing instrument with a specific maturity. CDs are issued by banks in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity. The Funds will only invest in U.S. dollar denominated CDs issued by U.S. banks with assets of $1 billion or more.

   Commercial Paper--Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations. Maturities on these issues vary from a few days to nine months. Commercial paper may be purchased from U.S. corporations.

   Money Market Funds--These funds pay interest income that is taxable on the federal and state levels. The Funds will bear their proportionate share of the money market fund's fees and expenses.

   Other Corporate Obligations--The Funds may purchase notes, bonds and debentures issued by corporations if at the time of purchase there is less than one year remaining until maturity or if they carry a variable or floating rate of interest.

   Repurchase Agreements--A repurchase agreement is a contractual agreement whereby the seller of securities (U.S. government or Municipal Obligations) agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed upon repurchase price determines the yield during a Fund's holding period. Repurchase agreements are considered to be loans collateralized by the underlying security that is the subject of the repurchase contract. The Funds will only enter into repurchase agreements with dealers, domestic banks or recognized financial institutions that in the opinion of NAM present minimal credit risk. The risk to the Funds is limited to the ability of the issuer to pay the agreed-upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed-upon repurchase price, if the value of the collateral subsequently declines there is a risk of loss of both principal and interest. In the event of default, the collateral may be sold but a Fund might incur a loss if the value of the collateral declines, and might incur disposition costs or experience delays in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited. NAM will monitor the value of collateral at the time the transaction is entered into and at all times subsequent during the term of the repurchase agreement in an effort to determine that the value always equals or exceeds the agreed upon price. In the event the value of the collateral declined below the repurchase price, NAM will demand additional collateral from the issuer to increase the value of the collateral to at least that of the repurchase price. Each of the Funds will not invest more than 10% of its assets in repurchase agreements maturing in more than seven days.

MANAGEMENT OF THE TRUST

Directors and Officers

   The management of the Trust, including general supervision of the duties performed for the Trust under the Investment Management Agreement, is the responsibility of the Board of Trustees of the Trust. The number of trustees of the Trust is currently set at 9, one of whom is an "interested person" (as the term is defined in the 1940 Act and 8 of whom are not interested persons (after referred to as "independent trustee"). None of the independent trustees has ever been a trustee, director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the trustees and officers of the Trust, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.


                                                                                              Number of
                                                                                             Portfolios
                                          Term of Office                                       in Fund       Other
                          Position(s)     and Length of                                        Complex   Directorships
    Name, Birthdate        Held with     Time Served with        Principal Occupations       Overseen by    Held by
      and Address            Funds            Trust              During Past Five Years        Trustee      Trustee
    ---------------       -----------    ----------------        ----------------------      ----------- -------------

Trustee who is an interested person of the Trust:
-------------------------------------------------

Timothy R. Schwertfeger* Chairman of   Term--Indefinite/(1)/ Chairman (since 1999) and           155      See
3/28/49                  the Board and Length of service--   Trustee (since 1996) of the                  Principal
333 West Wacker Drive    Trustee       Since 1996            funds advised by Nuveen Asset                Occupation
Chicago, IL 60606                                            Management; Chairman (since                  description
                                                             1996) and Director of Nuveen
                                                             Investments, Inc., Nuveen
                                                             Investments, LLC, Nuveen
                                                             Advisory Corp., Nuveen
                                                             Institutional Advisory Corp.**;
                                                             Director (since 1996) of
                                                             Institutional Capital
                                                             Corporation; Chairman and
                                                             Director (since 1997) of
                                                             Nuveen Asset Management;
                                                             Chairman and Director of
                                                             Rittenhouse Asset
                                                             Management, Inc. (since 1999);
                                                             Chairman of Nuveen
                                                             Investments Advisers, Inc.
                                                             (since 2002).

Trustees who are not interested persons of the Trust:
-----------------------------------------------------

Robert P. Bremner        Trustee       Term--Indefinite/(1)/ Private Investor and                155      N/A
8/22/40                                Length of service--   Management Consultant.
333 West Wacker Drive                  Since 1996
Chicago, IL 60606

Lawrence H. Brown        Trustee       Term--Indefinite/(1)/ Retired (since 1989) as Senior      155      See
7/29/34                                Length of             Vice President of The Northern               Principal
333 West Wacker Drive                  service--             Trust Company; Director (since               Occupation
Chicago, IL 60606                      Since 1996            2002) Community Advisory                     description
                                                             Board for Highland Park and
                                                             Highwood, United Way of the
                                                             North Shore.

                                                                                           Number of
                                                                                          Portfolios
                                     Term of Office                                         in Fund       Other
                      Position(s)    and Length of                                          Complex   Directorships
   Name, Birthdate     Held with    Time Served with         Principal Occupations        Overseen by    Held by
     and Address         Funds           Trust               During Past Five Years         Trustee      Trustee
   ---------------    -----------   ----------------         ----------------------       ----------- -------------

Jack B. Evans           Trustee   Term--Indefinite/(1)/ President, The Hall-Perrine           155      See
10/22/48                          Length of             Foundation, a private                          Principal
333 West Wacker Drive             service--             philanthropic corporation                      Occupation
Chicago, IL 60606                 Since 2003            (since 1996); Director and Vice                description
                                                        Chairman, United Fire Group,
                                                        a publicly held company;
                                                        Adjunct Faculty Member,
                                                        University of Iowa; Director,
                                                        Gazettte Companies; Life
                                                        Trustee of Coe College;
                                                        Director, Iowa College
                                                        Foundation; formerly, Director,
                                                        Alliant Energy; formerly,
                                                        Director, Federal Reserve Bank
                                                        of Chicago; formerly, President
                                                        and Chief Operating Officer,
                                                        SCI Financial Group, Inc., a
                                                        regional financial services firm.

William C. Hunter***    Trustee   Term--Indefinite/(1)/ Dean and Distinguished                155      See
3/6/48                            Length of             Professor of Finance, School of                Principal
333 West Wacker Drive             service--             Business at the University of                  Occupation
Chicago, IL 60606                 Since 2004            Connecticut (since 2002);                      description
                                                        previously, Senior Vice
                                                        President and Director of
                                                        Research at the Federal
                                                        Reserve Bank of Chicago
                                                        (1995-2003); Director (since
                                                        1997), Credit Research Center
                                                        at Georgetown University;
                                                        Director (since 2004) of Xerox
                                                        Corporation.

David J. Kundert***     Trustee   Term--Indefinite/(1)/ Retired (since 2004) as               153      See
10/28/42                          Length of             Chairman, JPMorgan Fleming                     Principal
333 West Wacker Drive             service--             Asset Management, President                    Occupation
Chicago, IL 60606                 Since 2005            and CEO, Banc One                              description
                                                        Investment Advisors
                                                        Corporation, and President,
                                                        One Group Mutual Funds;
                                                        prior thereto, Executive Vice
                                                        President, Bank One
                                                        Corporation and Chairman and
                                                        CEO, Banc One Investment
                                                        Management Group; Board of
                                                        Regents, Luther College;
                                                        currently a member of the
                                                        American and Wisconsin Bar
                                                        Associations.

                                                                                          Number of
                                                                                         Portfolios
                                     Term of Office                                        in Fund       Other
                      Position(s)    and Length of                                         Complex   Directorships
   Name, Birthdate     Held with    Time Served with         Principal Occupations       Overseen by    Held by
     and Address         Funds           Trust               During Past Five Years        Trustee      Trustee
   ---------------    -----------   ----------------         ----------------------      ----------- -------------

William J. Schneider    Trustee   Term--Indefinite/(1)/ Chairman, formerly, Senior           155      See
9/24/44                           Length of             Partner and Chief Operating                   Principal
333 West Wacker Drive             service--             Officer (retired, December                    Occupation
Chicago, IL 60606                 Since 1996            2004), Miller-Valentine Partners              description
                                                        Ltd., a real estate investment
                                                        company; formerly, Vice
                                                        President, Miller-Valentine
                                                        Realty, a construction
                                                        company; Chair of the Finance
                                                        Committee and Member of the
                                                        Audit Committee, Premier
                                                        Health Partners, the not-for-
                                                        profit company of Miami
                                                        Valley Hospital; President,
                                                        Dayton Philharmonic Orchestra
                                                        Association; Board Member,
                                                        Regional Leaders Forum,
                                                        which promotes cooperation
                                                        on economic development
                                                        issues; Director and Immediate
                                                        Past Chair, Dayton
                                                        Development Coalition;
                                                        formerly, Member, Community
                                                        Advisory Board, National City
                                                        Bank, Dayton, Ohio and
                                                        Business Advisory Council,
                                                        Cleveland Federal Reserve
                                                        Bank.

Judith M. Stockdale     Trustee   Term--Indefinite/(1)/ Executive Director, Gaylord          155      N/A
12/29/47                          Length of             and Dorothy Donnelley
333 West Wacker Drive             service--             Foundation (since 1994); prior
Chicago, IL 60606                 Since 1996            thereto, Executive Director,
                                                        Great Lakes Protection Fund
                                                        (from 1990 to 1994).

                                                                                        Number of
                                                                                       Portfolios
                                     Term of Office                                      in Fund       Other
                      Position(s)    and Length of                                       Complex   Directorships
   Name, Birthdate     Held with    Time Served with        Principal Occupations      Overseen by    Held by
     and Address         Funds           Trust              During Past Five Years       Trustee      Trustee
   ---------------    -----------   ----------------        ----------------------     ----------- -------------

Eugene S. Sunshine***   Trustee   Term--Indefinite/(1)/ Senior Vice President for          155      See
1/22/50                           Length of             Business and Finance,                       Principal
333 West Wacker Drive             service--             Northwestern University (since              Occupation
Chicago, IL 60606                 Since 2005            1997); Director (since 2003),               description
                                                        Chicago Board of Options
                                                        Exchange; Director (since
                                                        2003), National Mentor
                                                        Holdings, a privately-held,
                                                        national provider of home and
                                                        community-based services;
                                                        Chairman (since 1997), Board
                                                        of Directors, Rubicon, a pure
                                                        captive insurance company
                                                        owned by Northwestern
                                                        University; Director (since
                                                        1997), Evanston Chamber of
                                                        Commerce and Evanston
                                                        Inventure, a business
                                                        development organization.

--------
  *Mr. Schwertfeger is an "interested person" of the Trust, as defined in the
   1940 Act, because he is an officer and director of Nuveen Asset Management. **Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp. were reorganized into Nuveen Asset Management, effective January 1, 2005. ***Trustee Hunter was appointed to the Nuveen Funds' Board in 2004. Trustees
   Kundert and Sunshine were appointed to the Nuveen Funds' Board in 2005. /(1)/Trustees serve an indefinite term until his/her successor is elected.

                                                                                                     Number of
                                            Term of                                                 Portfolios
                                          Office and                                                  in Fund
                                           Length of                                                  Complex
  Name, Birthdate      Position(s) Held   Time Served            Principal Occupations              Overseen by
    and Address           with Fund       with Trust             During Past Five Years               Officer
  ---------------      ----------------   -----------            ----------------------             -----------

Officers of the Trust:
----------------------

Gifford R. Zimmerman Chief Administrative Term--Until Managing Director (since 2002), Assistant         155
9/9/56                 Officer            July 2006   Secretary and Associate General Counsel,
333 W. Wacker Drive                       Length of   formerly, Vice President and Assistant
Chicago, IL 60606                         Service--   General Counsel, of Nuveen Investments,
                                          Since 1996  LLC; Managing Director (2002-2004),
                                                      General Counsel (1998-2004) and Assistant
                                                      Secretary, formerly, Vice President of
                                                      Nuveen Advisory Corp. and Nuveen
                                                      Institutional Advisory Corp.*; Managing
                                                      Director (since 2002) and Assistant Secretary
                                                      and Associate General Counsel, formerly,
                                                      Vice President (since 1997) of Nuveen Asset
                                                      Management; Managing Director (since
                                                      2004) and Assistant Secretary (since 1994) of
                                                      Nuveen Investments, Inc.; Assistant
                                                      Secretary of NWQ Investment Management
                                                      Company, LLC. (since 2002); Vice President
                                                      and Assistant Secretary of Nuveen
                                                      Investments Advisers Inc. (since 2002);
                                                      Managing Director, Associate General
                                                      Counsel and Assistant Secretary of
                                                      Rittenhouse Asset Management, Inc. (since
                                                      2003); Chartered Financial Analyst.

Julia L. Antonatos   Vice President       Term--Until Managing Director (since 2005), formerly          155
9/22/63                                   July 2006   Vice President (since 2002); formerly,
333 W. Wacker Drive                       Length of   Assistant Vice President (since 2000) of
Chicago, IL 60606                         Service--   Nuveen Investments, LLC; Chartered
                                          Since 2004  Financial Analyst.

Michael T. Atkinson  Vice President       Term--Until Vice President (since 2002), formerly,            155
2/3/66                                    July 2006   Assistant Vice President (since 2000),
333 W. Wacker Drive                       Length of   previously, Associate of Nuveen
Chicago, IL 60606                         Service--   Investments, LLC.
                                          Since 2000

Peter H. D'Arrigo    Vice President and   Term--Until Vice President of Nuveen Investments, LLC         155
11/28/67               Treasurer          July 2006   (since 1999); Vice President and Treasurer
333 W. Wacker Drive                       Length of   (since 1999) of Nuveen Investments, Inc.;
Chicago, IL 60606                         Service--   Vice President and Treasurer (1999-2004) of
                                          Since 1999  Nuveen Advisory Corp. and Nuveen
                                                      Institutional Advisory Corp.*; Vice President
                                                      and Treasurer of Nuveen Asset Management
                                                      (since 2002) and of Nuveen Investments
                                                      Advisers Inc. (since 2002); Assistant
                                                      Treasurer of NWQ Investment Management
                                                      Company, LLC. (since 2002); Vice President
                                                      and Treasurer of Rittenhouse Asset
                                                      Management, Inc. (since 2003); Chartered
                                                      Financial Analyst.

                                                                                                          Number of
                                                 Term of                                                 Portfolios
                                               Office and                                                  in Fund
                                                Length of                                                  Complex
   Name, Birthdate        Position(s) Held     Time Served            Principal Occupations              Overseen by
     and Address             with Fund         with Trust             During Past Five Years               Officer
   ---------------        ----------------     -----------            ----------------------             -----------

Jessica R. Droeger    Vice President           Term--Until Vice President (since 2002), Assistant            155
9/24/64                 and Secretary          July 2006   Secretary and Assistant General Counsel
333 W. Wacker Drive                            Length of   (since 1998) formerly, Assistant Vice
Chicago, IL 60606                              Service--   President (since 1998) of Nuveen
                                               Since 1998  Investments, LLC; Vice President
                                                           (2002-2004) and Assistant Secretary (since
                                                           1998) formerly, Assistant Vice President of
                                                           Nuveen Advisory Corp. and Nuveen
                                                           Institutional Advisory Corp.*; Vice President
                                                           and Assistant Secretary (since 2005) of
                                                           Nuveen Asset Management.

Lorna C. Ferguson     Vice President           Term--Until Managing Director (since 2004), formerly,         155
10/24/45                                       July 2006   Vice President of Nuveen Investments, LLC,
333 W. Wacker Drive                            Length of   Nuveen Advisory Corp. and Nuveen
Chicago, IL 60606                              Service--   Institutional Advisory Corp.*; Managing
                                               Since 1998  Director (since 2005) of Nuveen Asset
                                                           Management.

William M. Fitzgerald Vice President           Term--Until Managing Director (since 2002), formerly,         155
3/2/64                                         July 2006   Vice President of Nuveen Investments;
333 W. Wacker Drive                            Length of   Managing Director (1997-2004), of Nuveen
Chicago, IL 60606                              Service--   Advisory Corp. and Nuveen Institutional
                                               Since 1997  Advisory Corp.*; Managing Director of
                                                           Nuveen Asset Management (since 2001);
                                                           Vice President of Nuveen Investments
                                                           Advisers Inc. (since 2002); Chartered
                                                           Financial Analyst.

Stephen D. Foy        Vice President and       Term--Until Vice President (since 1993) and Funds             155
5/31/54                 Controller             July 2006   Controller (since 1998) of Nuveen
333 W. Wacker Drive                            Length of   Investments, LLC; formerly, Vice President
Chicago, IL 60606                              Service--   and Funds Controller (1998-2004) of Nuveen
                                               Since 1997  Investments, Inc.; Certified Public
                                                           Accountant.

James D. Grassi       Vice President and Chief Term--Until Vice President and Deputy Director of             155
4/13/56                 Compliance Officer     July 2006   Compliance (since 2004) of Nuveen
333 W. Wacker Drive                            Length of   Investments, LLC, Nuveen Investments
Chicago, IL 60606                              Service--   Advisers Inc., Nuveen Asset Management,
                                               Since 2004  Nuveen Advisory Corp., Nuveen
                                                           Institutional Advisory Corp.* and
                                                           Rittenhouse Asset Management, Inc.;
                                                           formerly, Senior Attorney (1994-2004), The
                                                           Northern Trust Company.

David J. Lamb         Vice President           Term--Until Vice President (since 2000) of Nuveen             155
3/22/63                                        July 2006   Investments, LLC; Certified Public
333 W. Wacker Drive                            Length of   Accountant.
Chicago, IL 60606                              Service--
                                               Since 2000

Tina M. Lazar         Vice President           Term--Until Vice President of Nuveen Investments, LLC         155
8/27/61                                        July 2006   (since 1999).
333 W. Wacker Drive                            Length of
Chicago, IL. 60606                             Service--
                                               Since 2000

                                                                                                   Number of
                                            Term of                                               Portfolios
                                          Office and                                                in Fund
                                           Length of                                                Complex
  Name, Birthdate     Position(s) Held    Time Served           Principal Occupations             Overseen by
    and Address          with Fund        with Trust            During Past Five Years              Officer
  ---------------     ----------------    -----------           ----------------------            -----------

Larry W. Martin     Vice President and    Term--Until Vice President, Assistant Secretary and         155
7/27/51               Assistant Secretary July 2006   Assistant General Counsel of Nuveen
333 W. Wacker Drive                       Length of   Investments, LLC; formerly, Vice President
Chicago, IL 60606                         Service--   and Assistant Secretary of Nuveen Advisory
                                          Since 1997  Corp. and Nuveen Institutional Advisory
                                                      Corp.*; Vice President (since 2005) and
                                                      Assistant Secretary of Nuveen Investments,
                                                      Inc.; Vice President (since 2005) and
                                                      Assistant Secretary (since 1997) of Nuveen
                                                      Asset Management; Vice President (since
                                                      2000), Assistant Secretary and Assistant
                                                      General Counsel (since 1998) of Rittenhouse
                                                      Asset Management, Inc.; Vice President and
                                                      Assistant Secretary of Nuveen Investments
                                                      Advisers Inc. (since 2002); Assistant
                                                      Secretary of NWQ Investment Management
                                                      Company, LLC (since 2002).

--------
  *Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp. were reorganized into Nuveen Asset Management, effective January 1, 2005.

   The Board of Trustees has five standing committees: the Executive Committee, the Audit Committee, the Nominating and Governance Committee, the Dividend Committee and the Compliance, Risk Management and Regulatory Oversight Committee.


   Robert P. Bremner, Judith M. Stockdale and Timothy R. Schwertfeger, Chair, serve as members of the Executive Committee of the Board of Trustees of the Fund. The Executive Committee, which meets between regular meetings of the Board of Trustees, is authorized to exercise all of the powers of the Board of Trustees. During the fiscal year ended May 31, 2005, the Executive Committee did not meet.



   The Audit Committee monitors the accounting and reporting policies and practices of the Trust, the quality and integrity of the financial statements of the Trust, compliance by the Trust with legal and regulatory requirements and the independence and performance of the external and internal auditors. The members of the Audit Committee are Jack B. Evans, Chair, Robert P. Bremner, Lawrence H. Brown, William J. Schneider and Eugene S. Sunshine. During the fiscal year ended May 31, 2005, the Audit Committee met five times.



   The Nominating and Governance Committee is responsible for Board selection and tenure, selection and review of committees, and Board education and operations. In addition, the Committee monitors performance of legal counsel and other service providers, periodically reviews and makes recommendations about any appropriate changes to trustee compensation, and has the resources and authority to discharge its responsibilities, including retaining special counsel and other experts or consultants at the expense of the Trust. In the event of a vacancy on the Board, the Nominating and Governance Committee receives suggestions from various sources (including shareholders) as to suitable candidates. Suggestions should be sent in writing to Lorna Ferguson, Manager of Board Relations, Nuveen Investments, 333 West Wacker Drive, Chicago, IL 60606. The Nominating and Governance Committee sets appropriate standards and requirements for nominations for new directors and reserves the right to interview all candidates and to make the final selection of any new directors. The members of the Nominating and Governance Committee are Robert P. Bremner, Chair, Lawrence H. Brown, Jack B. Evans, William C. Hunter, David J. Kundert, William J. Schneider, Judith M. Stockdale and Eugene S. Sunshine. During the fiscal year ended May 31, 2005, the Nominating and Governance Committee met four times.

   The Dividend Committee is authorized to declare distributions on the Trust's shares including, but not limited to regular and special dividends, capital gains and ordinary income distributions. The members of the Dividend Committee are Timothy R. Schwertfeger, Chair, Lawrence H. Brown and Jack B. Evans. During the fiscal year ended May 31, 2005, the Dividend Committee met four times, except the Florida Fund's Dividend Committee, which met three times.



   The Compliance, Risk Management and Regulatory Oversight Committee is responsible for the oversight of compliance issues, risk management, and other regulatory matters affecting the Fund that are not otherwise the jurisdiction of the other board committees. As part of its duties regarding compliance matters, the Committee is responsible for the oversight of the Pricing Procedures of the Fund and the Valuation Group. The members of the Compliance, Risk Management and Regulatory Oversight Committee are Lawrence H. Brown, William C. Hunter, David J. Kundert, William J. Schneider, Chair, and Judith M. Stockdale. During the fiscal year ended May 31, 2005, the Compliance, Risk Management and Regulatory Oversight Committee met three times, except the Florida Fund's Compliance, Risk Management and Regulatory Oversight Committee, which met four times.


   The Trustees of the Trust are directors or trustees, as the case may be, of 42 Nuveen open-end funds and 113 Nuveen closed-end funds, except David J. Kundert is trustee of 42 Nuveen open-end funds and 111 closed-end funds managed by NAM.

   The following table sets forth the dollar range of equity securities beneficially owned by each trustee as of December 31, 2004:

                                                Aggregate Dollar Range of
                                                Equity Securities in All
                                                  Registered Investment
                               Dollar Range of    Companies Overseen by
                              Equity Securities   Trustee in Family of
      Name of Trustee           in the Trust      Investment Companies
      ---------------         ----------------- -------------------------
      Robert P. Bremner......    $         0           Over $100,000
      Lawrence H. Brown......    $         0           Over $100,000
      Jack B. Evans..........    $         0           Over $100,000
      William C. Hunter......    $         0        $50,000-$100,000
      David J. Kundert*......    $         0               $0
      William J. Schneider...    $         0           Over $100,000
      Judith M. Stockdale....    $         0           Over $100,000
      Timothy R. Schwertfeger    $         0           Over $100,000
      Eugene S. Sunshine*....    $         0        $50,000-$100,000

--------
  *Mr. Kundert and Mr. Sunshine did not serve on the Board as of December 31, 2004.

   No trustee who is not an interested person of the Trust owns beneficially or of record, any security of NAM, Nuveen or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with NAM or Nuveen.

   The Trust does not have a retirement or pension plan. The officers and trustees affiliated with Nuveen serve without any compensation from the Trust. The Trust has a deferred compensation plan (the "Plan") that permits any independent trustee who is not an "interested person" of the Trust to elect to defer receipt of all or a portion of his or her compensation as an independent trustee. The deferred compensation of a participating trustee is credited to a book reserve account of the Trust when the compensation would otherwise have been paid to the trustee. The value of the trustee's deferral account at any time is equal to the value that the account would have had if contributions to the account had been invested and reinvested in shares of one or more of the eligible Nuveen funds. At the time for commencing distributions from a trustee's deferral account, the independent trustee may elect to receive distributions in a lump sum or over a period of five years. The Trust will not be liable for any other fund's obligations to make distributions under the Plan.

   The following table sets forth compensation paid by the Trust to each of the independent trustees and the total compensation paid to each independent trustee during the fiscal year ended May 31, 2005.


                                                Amount of      Total
                                                  Total     Compensation
                                 Aggregate    Compensation   from Trust
                                Compensation  that Has Been   and Fund
        Name of Trustee         From Trust/1/  Deferred/2/   Complex/3/
        ---------------         ------------  ------------- ------------
        William E. Bennett/4/..    $  121         $ 40        $  7,333
        Robert P. Bremner......     2,008           98         116,250
        Lawrence H. Brown......     1,944           --         112,250
        Jack B. Evans..........     2,145          173         118,625
        William C. Hunter/5/...     1,753          560         101,750
        Anne E. Impellizzeri/6/     1,800          616         100,350
        William L. Kissick/6/..     1,323           55          86,000
        David J. Kundert/7/....       257           78          15,810
        Thomas E. Leafstrand/6/       485           --          26,000
        Peter R. Sawers/6/.....     1,748          599          97,750
        William J. Schneider...     1,893          593         113,000
        Judith M. Stockdale....     1,704          200         103,100
        Eugene S. Sunshine/8/..       273           81          17,310
        Sheila W. Wellington/6/       447          149          25,250

--------
/1/ The compensation paid to the independent trustees for the fiscal year ended May 31, 2005 for services to the Trust.

/2/ Pursuant to a deferred compensation agreement with the Trust, deferred amounts are treated as though an equivalent dollar amount has been invested in shares of one or more eligible Nuveen Funds. The amounts provided are the total deferred fees (including the return from the assumed investment in the eligible Nuveen Funds) payable from the Trust.

/3/ Based on the compensation paid (including any amounts deferred) to the trustees for the one year period ending May 31, 2005 for services to the open-end and closed-end funds advised by NAM.


/4/  Mr. Bennett resigned as Trustee on April 30, 2004.



/5/  Mr. Hunter became a Trustee on May 16, 2004.



/6/ Under the Fund's retirement policy for Independent Board Members, which provides that Independent Board Members will retire at the earlier of age 72 or after board service of 15 years, Board Members Leafstrand and Wellington retired on June 30, 2004. In addition, Board Members Impellizzeri, Kissick and Sawers, who had not reached the age or service period at which retirement would be called for under the retirement policy, also retired on June 30, 2004. At the time of their retirement, Board Members Impellizzeri, Kissick and Sawers each received a payment of $75,000 as partial compensation for the earnings they would have received if they had continued as Independent Board Members until the term specified in the current retirement policy.



/7/  Mr. Kundert became a Trustee on February 23, 2005.



/8/  Mr. Sunshine became a Trustee on February 23, 2005.


Compensation

   The trustee affiliated with Nuveen and NAM serves without any compensation from the Funds. Trustees who are not affiliated with Nuveen or NAM ("Independent Trustees") as of January 1, 2005 receive a $85,000 annual retainer for all Nuveen Funds, plus (a) a fee of $2,000 per day for attendance in person or by telephone at a regularly scheduled meeting of the Board; (b) a fee of $1,000 per day for attendance in person where such in-person attendance is required and $500 per day for attendance by telephone or in person where in-person attendance is not required at a special, non-regularly scheduled, board meeting; (c) a fee of $1,000 per day for attendance in person at an Audit Committee or Compliance, Risk Management and Regulatory Oversight Committee meeting where in-person attendance is required, $500 per day for Compliance, Risk Management and Regulatory Oversight Committee attendance by telephone or in person where in-person attendance is not required and $750 per day for Audit Committee attendance by telephone or in person where in-person attendance is not required; (d) a fee of $500 per day for attendance in person or by telephone for a meeting of the Dividend Committee; and (e) a fee of $500 per day for attendance in person at all other committee meetings (including ad hoc committee meetings and shareholder meetings) on a day on which no regularly scheduled Board meeting is held in which in-person attendance is required and $250 per day for attendance by telephone or in person at such meetings where in-person attendance is not required, plus, in each case, expenses incurred in attending such meetings. In addition to the payments described above, the Chairpersons of the Audit, Compliance, Risk Management and Regulatory Oversight, and Nominating and Governance Committees shall receive $5,000 to be paid as an addition to the annual retainer paid to such individuals. When ad hoc committees are organized, the Board may provide for additional compensation to be paid to the members of such committees. The annual retainer, fees and expenses are allocated among the funds managed by NAM, on the basis of relative net asset sizes although fund management may, in its discretion, establish a minimum amount to be allocated to each fund. As noted above, Board Members Impellizzeri, Kissick and Sawers retired on June 30, 2004. These three Board Members each received a payment at the time of their retirement as partial compensation for the earnings they would have received if they had continued as Independent Board Members until the time specified in the current retirement policy. The Board Member affiliated with Nuveen and the Adviser serves without any compensation from the Funds.

   Nuveen Investments Inc. ("JNC") maintains its charitable contributions programs to encourage the active support and involvement of individuals in the civic activities of their community. These programs include a matching contributions program and a direct contributions program.

   The independent trustees of the funds managed by NAM are eligible to participate in the charitable contributions program of JNC. Under the matching program, JNC will match the personal contributions of a trustee to Section 501(c)(3) organizations up to an aggregate maximum amount of $10,000 during any calendar year. Under its direct (non-matching) program, JNC makes contributions to qualifying Section 501(c)(3) organizations, as approved by the Corporate Contributions Committee of JNC.


   As of September 7, 2005, the officers and trustees of each Fund, in the aggregate, own less than 1% of the shares of each of the Funds.



   The following table sets forth the percentage ownership of each person, who, as of September 7, 2005, owns of record, or is known by Registrant to own of record or beneficially 5% or more of any class of a Fund's shares.





                                                                       Percentage of
Name of Fund and Class             Name and Address of Owner             Ownership
----------------------             -------------------------           -------------

Nuveen Arizona Municipal Bond Fund
  Class A Shares.................. Citigroup Global Markets Inc. House     6.82%
                                   Attn: Peter Booth 7th Floor
                                   333 West 34th Street
                                   New York, NY 10001-2402

                                   MLPF&S for the Sole Benefit of its      16.00%
                                   Customers
                                   Attn: Fund Admin. Sec. 97E76
                                   4800 Deer Lake Drive E.
                                   3rd Floor
                                   Jacksonville, FL 32246-6484

                                                                        Percentage of
Name of Fund and Class              Name and Address of Owner             Ownership
----------------------              -------------------------           -------------

Nuveen Arizona Municipal Bond Fund
  Class B Shares................... MLPF&S for the Sole Benefit of its      31.09%
                                    Customers
                                    Attn: Fund Admin. Sec. 97ND2
                                    4800 Deer Lake Drive E.
                                    3rd Floor
                                    Jacksonville, FL 32246-6484

                                    First Clearing, LLC                     5.23%
                                    Lola L. Hutchison &
                                    April B. Johansen
                                    3110 N. 42nd Street
                                    Phoenix, AZ 85018-6418

                                    George S. Stingel                       6.99%
                                    Natalie J. Donovan
                                    3850 N. Highway 89 Apt. 325
                                    Prescott, AZ 86301

Nuveen Arizona Municipal Bond Fund
  Class C Shares................... Citigroup Global Markets Inc. House     5.39%
                                    Attn: Peter Booth 7th Floor
                                    333 West 34th Street
                                    New York, NY 10001-2402

                                    MLPF&S for the Sole Benefit of its      38.24%
                                    Customers
                                    Attn: Fund Admin. Sec. 97GX6
                                    4800 Deer Lake Drive E.
                                    3rd Floor
                                    Jacksonville, FL 32246-6484

Nuveen Arizona Municipal Bond Fund
  Class R Shares................... UBS Financial Services Inc.             6.78%
                                    FBO Lois Irene Jones TTEE
                                    Lois Irene Jones Trust
                                    8656 N. 84th Street
                                    Scottsdale, AZ
                                    85258-2431

Nuveen Colorado Municipal Bond Fund
  Class A Shares................... Citigroup Global Markets Inc. House     9.70%
                                    Attn: Peter Booth 7th Floor
                                    333 West 34th Street
                                    New York, NY 10001-2402

                                    MLPF&S for the Sole Benefit of its      14.64%
                                    Customers
                                    Attn: Fund Admin. Sec. 971X9
                                    4800 Deer Lake Drive E.
                                    3rd Floor
                                    Jacksonville, FL 32246-6484

                                                                        Percentage of
Name of Fund and Class              Name and Address of Owner             Ownership
----------------------              -------------------------           -------------

Nuveen Colorado Municipal Bond Fund
  Class B Shares................... MLPF&S for the Sole Benefit of its      16.47%
                                    Customers
                                    Attn: Fund Admin. Sec. 97NC0
                                    4800 Deer Lake Drive E.
                                    3rd Floor
                                    Jacksonville, FL 32246-6484

                                    Dean Witter for the Benefit of          6.13%
                                    Mildred S. Sorrells
                                    P.O. Box 250 Church Street Station
                                    NYC, NY 10008-0250

                                    Pershing LLC                            6.73%
                                    P.O. Box 2052
                                    Jersey City, NJ 07303-2052

                                    Pershing LLC                            12.26%
                                    P.O. Box 2052
                                    Jersey City, NJ 07303-2052

Nuveen Colorado Municipal Bond Fund
  Class C Shares................... Citigroup Global Markets Inc. House     6.06%
                                    Attn: Peter Booth 7th Floor
                                    333 West 34th Street
                                    New York, NY 10001-2402

                                    MLPF&S for the Sole Benefit of its      25.69%
                                    Customers
                                    Attn: Fund Admin. Sec. 97ND9
                                    4800 Deer Lake Drive E.
                                    3rd Floor
                                    Jacksonville, FL 32246-6484

                                    UBS Financial Services Inc. for the     5.98%
                                    Benefit of Hugh Craig Forshner
                                    3246 S. Newcombe
                                    Lakewood, CO 80227-6731

Nuveen Colorado Municipal Bond Fund
  Class R Shares................... Raymond Munyon Lisa Ann Munyon &        49.42%
                                    Renee L. Miller Trust
                                    Munyon Family Irrevocable Trust
                                    7650 Kline Drive
                                    Arvada, CO 80005-3776

                                    H&R Block Financial Advisors            7.00%
                                    The Dime Building
                                    719 Griswold Street, Ste. 1700
                                    Detroit, MI 48226-3318

                                    LPL Financial Services                  16.85%
                                    9785 Towne Centre Drive
                                    San Diego, CA 92121-1968

                                                                        Percentage of
Name of Fund and Class              Name and Address of Owner             Ownership
----------------------              -------------------------           -------------

Nuveen Florida Municipal Bond Fund
  Class A Shares................... Citigroup Global Markets Inc. House     6.36%
                                    Attn: Peter Booth 7th Floor
                                    333 West 34th Street
                                    New York, NY 10001-2402

                                    MLPF&S for the Sole Benefit of its      24.43%
                                    Customers
                                    Attn: Fund Admin. Sec. 97E80
                                    4800 Deer Lake Drive E.
                                    3rd Floor
                                    Jacksonville, FL 32246-6484

Nuveen Florida Municipal Bond Fund
  Class B Shares................... Citigroup Global Markets Inc. House     6.12%
                                    Attn: Peter Booth 7th Floor
                                    333 West 34th Street
                                    New York, NY 10001-2402

                                    MLPF&S for the Sole Benefit of its      29.57%
                                    Customers
                                    Attn: Fund Admin. Sec. 97ND3
                                    4800 Deer Lake Drive E.
                                    3rd Floor
                                    Jacksonville, FL 32246-6484

Nuveen Florida Municipal Bond Fund
  Class C Shares................... Citigroup Global Markets Inc. House     8.91%
                                    Attn: Peter Booth 7th Floor
                                    333 West 34th Street
                                    New York, NY 10001-2402

                                    MLPF&S for the Sole Benefit of its      32.96%
                                    Customers
                                    Attn: Fund Admin. Sec. 97GX3
                                    4800 Deer Lake Drive E.
                                    3rd Floor
                                    Jacksonville, FL 32246-6484

Nuveen Florida Municipal Bond Fund
  Class R Shares................... Frank H. Poe                            12.83%
                                    Frank H. Poe Trust
                                    425 S. Dixie Highway
                                    Coral Gables, FL
                                    33146-2202

                                    Charles Schwab & Co, Inc.               6.55%
                                    for the Benefit of their Customers
                                    P.O. Box 173797
                                    Denver, CO 80217-3797

Nuveen Maryland Municipal Bond Fund
  Class A Shares................... MLPF&S for the Sole Benefit of its      7.47%
                                    Customers
                                    Attn: Fund Admin. Sec. 97E83
                                    4800 Deer Lake Drive E.
                                    3rd Floor
                                    Jacksonville, FL 32246-6484

                                                                          Percentage of
Name of Fund and Class                Name and Address of Owner             Ownership
----------------------                -------------------------           -------------

Nuveen Maryland Municipal Bond Fund
  Class B Shares..................... Citigroup Global Markets Inc. House     5.04%
                                      Attn: Peter Booth 7th Floor
                                      333 West 34th Street
                                      New York, NY 10001-2402

                                      MLPF&S for the Sole Benefit of its      26.73%
                                      Customers
                                      Attn: Fund Admin. Sec. 97NB4
                                      4800 Deer Lake Drive E.
                                      3rd Floor
                                      Jacksonville, FL 32246-6484

                                      NFS LLC FEBO                            7.55%
                                      Alan F. Reabson
                                      Ruth Kirschstein
                                      6 West Drive
                                      Betheseda, MD
                                      20814-1510

Nuveen Maryland Municipal Bond Fund
  Class C Shares..................... MLPF&S for the Sole Benefit of its      18.09%
                                      Customers
                                      Attn: Fund Admin. Sec. 97GX7
                                      4800 Deer Lake Drive E.
                                      3rd Floor
                                      Jacksonville, FL 32246-6484

Nuveen Maryland Municipal Bond Fund
  Class R Shares..................... Charles Schwab & Co Inc for the         5.09%
                                      Benefit of their Customers
                                      P.O. Box 173797
                                      Denver, Co 80217-3797

Nuveen New Mexico Municipal Bond Fund
  Class A Shares..................... Citigroup Global Markets Inc. House     16.97%
                                      Attn: Peter Booth 7th Floor
                                      333 West 34th Street
                                      New York, NY 10001-2402

                                      MLPF&S for the Sole Benefit of its      20.49%
                                      Customers
                                      Attn: Fund Admin. Sec. 97AF5
                                      4800 Deer Lake Drive E.
                                      3rd Floor
                                      Jacksonville, FL 32246-6484

Nuveen New Mexico Municipal Bond Fund
  Class B Shares..................... MLPF&S for the Sole Benefit of its      12.59%
                                      Customers
                                      Attn: Fund Admin. Sec. 97NC7
                                      4800 Deer Lake Drive E.
                                      3rd Floor
                                      Jacksonville, FL 32246-6484

                                                                        Percentage of
Name of Fund and Class                Name and Address of Owner           Ownership
----------------------                -------------------------         -------------

                                      NFS LLC for the Benefit of            5.82%
                                      Dorothy Tiramani
                                      Dorothy Tiramani TTEE
                                      6100 Cortaderia Street, NE
                                      Apt. 4013
                                      Albuquerque, NM
                                      87111-8012

Nuveen New Mexico Municipal Bond Fund
  Class C Shares..................... Joe O. Greenleaf, POA                 13.90%
                                      Richard E Greenleaf, Gen. Partner
                                      Richard E Greenleaf LP No.1
                                      7325 Welton Drive, NE
                                      Albuquerque NM 87109-3990

                                      MLPF&S for the Sole Benefit of        17.45%
                                      its Customers
                                      Attn: Fund Admin Sec 97NE1
                                      4800 Deer Lake Dr. E.
                                      3rd Floor
                                      Jacksonville, FL 32246-6484

                                      Raymond James & Assoc Inc             5.24%
                                      for the Benefit of
                                      Salazar Trust
                                      880 Carillon Parkway
                                      St. Petersburg, FL 33716-1100

                                      Raymond James & Assoc Inc for         8.90%
                                      the Benefit of
                                      Gebhart Trust
                                      880 Carillon Parkway
                                      St. Petersburg, FL 33716-1100

                                      Raymond James & Assoc Inc.            6.42%
                                      for the Benefit of
                                      Hillerman R.
                                      880 Carillon Parkway
                                      St. Petersburg, FL 33716-1100

Nuveen New Mexico Municipal Bond Fund
  Class R Shares..................... Herschel W. Rogers, Rosemary E.       6.15%
                                      Rogers TRS
                                      H.W. & R.E. Rogers Rev. Trust
                                      4509 Acapulco Drive
                                      Albuquerque, NM 87111-2813

                                      Mary Swickard                         44.42%
                                      84 Barcelona Avenue
                                      Los Alamos, NM 87544-3428

                                      William V. Mason                      10.01%
                                      and Jean C. Mason
                                      200 Oak Street, NE
                                      Albuquerque, NM 87106-4740

                                                                            Percentage of
Name of Fund and Class                  Name and Address of Owner             Ownership
----------------------                  -------------------------           -------------

                                        Iris Sokohl                             6.28%
                                        10904 Pagosa Drive, NW
                                        Albuquerque, NM
                                        87114-5661

                                        Winifred F. Rice                        5.97%
                                        2801 San Pablo Street, NE
                                        Albuquerque, NM 87110-2714

Nuveen Pennsylvania Municipal Bond Fund                                         13.77%
  Class A Shares....................... MLPF&S for the Sole Benefit of its
                                        Customers
                                        Attn: Fund Admin. Sec. 97E74
                                        4800 Deer Lake Drive E.
                                        3rd Floor
                                        Jacksonville, FL 32246-6484

Nuveen Pennsylvania Municipal Bond Fund                                         28.86%
  Class B Shares....................... MLPF&S for the Sole Benefit of its
                                        Customers
                                        Attn: Fund Admin. Sec. 97ND6
                                        4800 Deer Lake Drive E.
                                        3rd Floor
                                        Jacksonville, FL 32246-6484

Nuveen Pennsylvania Municipal Bond Fund                                         44.55%
  Class C Shares....................... MLPF&S for the Sole Benefit of its
                                        Customers
                                        Attn: Fund Admin. Sec. 97GX4
                                        4800 Deer Lake Drive E.
                                        3rd Floor
                                        Jacksonville, FL 32246-6484

Nuveen Pennsylvania Municipal Bond Fund                                         6.49%
  Class R Shares....................... Charles Schwab & Co, Inc.
                                        for the Benefit of their Customers
                                        P.O. Box 173797
                                        Denver, CO 80217-3797

Nuveen Virginia Municipal Bond Fund                                             12.32%
  Class A Shares....................... MLPF&S for the Sole Benefit of its
                                        Customers
                                        Attn: Fund Admin. Sec. 97E81
                                        4800 Deer Lake Drive E.
                                        3rd Floor
                                        Jacksonville, FL 32246-6484

Nuveen Virginia Municipal Bond Fund                                             5.72%
  Class B Shares....................... Citigroup Global Markets Inc. House
                                        Attn: Peter Booth 7th Floor
                                        333 West 34th Street
                                        New York, NY 10001-2402

                                                                       Percentage of
Name of Fund and Class              Name and Address of Owner            Ownership
----------------------              -------------------------          -------------

                                    MLPF&S for the Sole Benefit of its     21.55%
                                    Customers
                                    Attn: Fund Admin. Sec. 97ND7
                                    4800 Deer Lake Drive E.
                                    3rd Floor
                                    Jacksonville, FL 32246-6484

Nuveen Virginia Municipal Bond Fund                                        35.86%
  Class C Shares................... MLPF&S for the Sole Benefit of its
                                    Customers
                                    Attn: Fund Admin. Sec. 97GX2
                                    4800 Deer Lake Drive E.
                                    3rd Floor
                                    Jacksonville, FL 32246-6484

Nuveen Virginia Municipal Bond Fund                                        22.67%
  Class R Shares................... Charles Schwab & Co, Inc.
                                    for the Benefit of their Customers
                                    P.O. Box 173797
                                    Denver, CO 80217-3797


INVESTMENT ADVISER AND INVESTMENT MANAGEMENT AGREEMENT

Generally

   NAM acts as investment adviser for and manages the investment and reinvestment of the assets of each of the Funds. NAM also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as trustees or officers of the Trust if elected to such positions. See "Fund Service Providers" in the Prospectus.

   NAM is an affiliate of Nuveen, 333 West Wacker Drive, Chicago, Illinois 60606, which is also the principal underwriter of the Funds' shares. Nuveen is the principal underwriter for the Nuveen Mutual Funds, and has served as co-managing underwriter for the shares of the Nuveen Closed-End Exchange-Traded Funds. Nuveen and NAM are subsidiaries of JNC, which is a publicly-traded company and was, until April 2005, a majority-owned subsidiary of The St. Paul Travelers Companies, Inc. ("St. Paul Travelers"), a publicly-traded company that is principally engaged in providing property-liability insurance through subsidiaries.


   Pursuant to an investment management agreement between NAM and the Trust, prior to August 1, 2004, each of the Funds agreed to pay an annual management fee at the rates set forth below:



               AVERAGE DAILY NET ASSETS       Management Fee Rate
               ------------------------       -------------------
               For the first $125 million....        .5500%
               For the next $125 million.....        .5375%
               For the next $250 million.....        .5250%
               For the next $500 million.....        .5125%
               For the next $1 billion.......        .5000%
               For the next $3 billion.......        .4750%
               For net assets over $5 billion        .4500%



   A complex-wide fee schedule for all Funds managed by NAM and its affiliates, including the Funds, went into effect on August 1, 2004. This complex-wide fee schedule initially marginally decreased the rate at which management fees were paid by the Funds. As assets in the Nuveen Fund Complex grow, the management fee rates paid by the Funds will decrease further. Under no circumstances will the complex-wide fee schedule result in an increase in the rate at which management fees would be paid by the Funds if the complex-wide fee schedule were not implemented.





   Each Fund's management fee is divided into two components--a complex-level component, based on the aggregate amount of all funds assets managed by the Adviser and its affiliates, and a specific fund-level component, based only on the amount of assets within each individual fund. The pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser and its affiliates. Under no circumstances will this pricing structure result in a fund paying management fees at a rate higher than would otherwise have been applicable had the complex-wide management fee structure not been implemented. As a consequence of this new management fee structure, the Funds' effective management fees were reduced by approximately ..0010% as of June 30, 2005.



   Each Fund's management fee equals the sum of a fund-level fee and a complex-level fee.


   Each of the Funds has agreed to pay an annual fund-level management fee payable monthly, based upon the average daily net assets of each Fund as follows:


               Average Daily Net Assets       Fund-Level Fee Rate
               ------------------------       -------------------
               For the first $125 million....        .3500%
               For the next $125 million.....        .3375%
               For the next $250 million.....        .3250%
               For the next $500 million.....        .3125%
               For the next $1 billion.......        .3000%
               For the next $3 billion.......        .2750%
               For net assets over $5 billion        .2500%


   The annual complex-level management fee for the Funds, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as follows:


         Complex-Level Assets/1/                Complex-Level Fee Rate
         -----------------------                ----------------------
         For the first $55 billion.............         .2000%
         For the next $1 billion...............         .1800%
         For the next $1 billion...............         .1600%
         For the next $3 billion...............         .1425%
         For the next $3 billion...............         .1325%
         For the next $3 billion...............         .1250%
         For the next $5 billion...............         .1200%
         For the next $5 billion...............         .1175%
         For the next $15 billion..............         .1150%
         For Managed Assets over $91 billion/2/         .1400%

--------

/1/ The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund, including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.



/2/ With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined. In addition to the management fee, each Fund also pays a portion of Nuveen Multistate Trust I's general administrative expenses allocated in proportion to the net assets of each Fund. All fees and expenses are accrued daily and deducted before payment of dividends to investors.

   For the last three fiscal years, the Funds paid net management fees as follows:


                                         Management Fees Net of Expense  Fee Waivers and Expense
                                           Reimbursement Paid to NAM       Reimbursements from
                                               for the Year Ended        NAM for the Year Ended
                                        -------------------------------- -----------------------
                                         5/31/03    5/31/04    5/31/05   5/31/03 5/31/04 5/31/05
                                        ---------- ---------- ---------- ------- ------- -------
Nuveen Arizona Municipal Bond Fund..... $  584,801 $  582,234 $  534,847   --      --      --
Nuveen Colorado Municipal Bond Fund....    247,907    240,310    237,387   --      --      --
Nuveen Florida Municipal Bond Fund.....  2,001,505  1,893,315  1,695,337   --      --      --
Nuveen Maryland Municipal Bond Fund....    528,373    588,624    606,066   --      --      --
Nuveen New Mexico Municipal Bond Fund..    309,785    307,485    293,667   --      --      --
Nuveen Pennsylvania Municipal Bond Fund    845,123    874,232    863,264   --      --      --
Nuveen Virginia Municipal Bond Fund....  1,292,142  1,341,301  1,331,275   --      --      --


   In addition to the management fee of NAM, each Fund pays all other costs and expenses of its operations and a portion of the Trust's general administrative expenses allocated in proportion to the net assets of each Fund.


   The Funds, the other Nuveen Funds, NAM and other related entities have adopted a code of ethics, which essentially prohibits all Nuveen Fund management personnel, including Nuveen fund portfolio managers, from engaging in personal investments that compete or interfere with, or attempt to take advantage of, a Fund's anticipated or actual portfolio transactions, and is designed to assure that the interests of Fund shareholders are placed before the interests of Nuveen personnel in connection with personal investment transactions.


The Portfolio Managers

   Unless otherwise indicated, the information below is provided as of the date of this SAI.

   The following individuals have primary responsibility for the day-to-day implementation of the Funds' investment strategies:


              Name               Fund
              Paul L. Brennan    Maryland Municipal Bond Fund
                                 Pennsylvania Municipal Bond Fund
                                 Virginia Municipal Bond Fund
              Scott R. Romans    Arizona Municipal Bond Fund
                                 Colorado Municipal Bond Fund
                                 New Mexico Municipal Bond Fund
              Cathryn P. Steeves Florida Municipal Bond Fund


   Other Accounts Managed. In addition to managing the Funds, the portfolio managers are also primarily responsible for the day-to-day portfolio management of the following accounts:


                                                      Number of
  Portfolio Manager      Type of Account Managed      Accounts     Assets*
  -----------------  -------------------------------- --------- --------------
  Paul L. Brennan... Registered Investment Companies     39     $7,825,106,953
                     Other Pooled Investment Vehicles     0                  0
                     Other Accounts                       1            464,600
  Scott R. Romans... Registered Investment Companies     26      6,176,902,169
                     Other Pooled Investment Vehicles     0                  0
                     Other Accounts                       2             63,750
  Cathryn P. Steeves Registered Investment Companies     25      4,994,673,610
                     Other Pooled Investment Vehicles     0                  0
                     Other Accounts                       0                  0


* Assets are as of May 31, 2005

   Compensation. Each portfolio manager's compensation consists of three basic elements--base salary, cash bonus and long-term incentive compensation. The compensation strategy is to annually compare overall compensation, including these three elements, to the market in order to create a compensation structure that is competitive and consistent with similar financial services companies. As discussed below, several factors are considered in determining each portfolio manager's total compensation. In any year these factors may include, among others, the effectiveness of the investment strategies recommended by the portfolio manager's investment team, the investment performance of the accounts managed by the portfolio manager, and the overall performance of JNC (the parent company of the Adviser). Although investment performance is a factor in determining the portfolio manager's compensation, it is not necessarily a decisive factor. The portfolio manager's performance is evaluated in part by comparing manager's performance against a specified investment benchmark. This fund-specific benchmark is a customized subset (limited to bonds in each Fund's specific state and with certain maturity parameters) of the S&P/Investortools Municipal Bond index, an index comprised of bonds held by managed municipal bond fund customers of Standard & Poor's Securities Pricing, Inc. that are priced daily and whose fund holdings aggregate at least $2 million. As of May 31, 2005, the S&P/Investortools Municipal Bond index was comprised of 44,603 securities with an aggregate current market value of $832 billion.

   Base salary. Each portfolio manager is paid a base salary that is set at a level determined by the Adviser in accordance with its overall compensation strategy discussed above. The Adviser is not under any current contractual obligation to increase a portfolio manager's base salary.

   Cash bonus. Each portfolio manager is also eligible to receive an annual cash bonus. The level of this bonus is based upon evaluations and determinations made by each portfolio manager's supervisors, along with reviews submitted by his peers. These reviews and evaluations often take into account a number of factors, including the effectiveness of the investment strategies recommended to the Adviser's investment team, the performance of the accounts for which he serves as portfolio manager relative to any benchmarks established for those accounts, his effectiveness in communicating investment performance to stockholders and their representatives, and his contribution to the Adviser's investment process and to the execution of investment strategies. The cash bonus component is also impacted by the overall performance of JNC, Inc. in achieving its business objectives.

   Long-term incentive compensation. Each portfolio manager is eligible to receive bonus compensation in the form of equity-based awards issued in securities issued by JNC. The amount of such compensation is dependent upon the same factors articulated for cash bonus awards but also factors in his long-term potential with the firm.

   Material Conflicts of Interest. Each portfolio manager's simultaneous management of the Funds and the other accounts noted above may present actual or apparent conflicts of interest with respect to the allocation and aggregation of securities orders placed on behalf of a Fund and the other account. The Adviser, however, believes that such potential conflicts are mitigated by the fact that the Adviser has adopted several policies that address potential conflicts of interest, including best execution and trade allocation policies that are designed to ensure (1) that portfolio management is seeking the best price for portfolio securities under the circumstances, (2) fair and equitable allocation of investment opportunities among accounts over time and (3) compliance with applicable regulatory requirements. All accounts are to be treated in a non-preferential manner, such that allocations are not based upon account performance, fee structure or preference of the portfolio manager. In addition, the Adviser has adopted a Code of Conduct that sets forth policies regarding conflicts of interest.

   Beneficial Ownership of Securities. As of May 31, 2005, each portfolio manager beneficially owned the following dollar range of equity securities issued by the Funds and other Nuveen Funds managed by NAM's municipal investment team:



                                                                               Dollar range of
                                                                              equity securities
                                                                              beneficially owned
                                                                               in the remainder
                                                            Dollar range of    of Nuveen funds
                                                           equity securities      managed by
                                                           beneficially owned  NAM's municipal
Name of Portfolio Manager Fund                                  in Fund        investment team
------------------------- ----                             ------------------ ------------------
   Paul L. Brennan....... Maryland Municipal Bond Fund            $ 0         $10,001 - $50,000
                          Pennsylvania Municipal Bond Fund          0
                          Virginia Municipal Bond Fund              0

   Scott R. Romans....... Arizona Municipal Bond Fund               0         $ 10,001 - $50,000
                          Colorado Municipal Bond Fund              0
                          New Mexico Municipal Bond Fund            0

   Cathryn P. Steeves.... Florida Municipal Bond Fund               0         $ 10,001 - $50,000



   No portfolio manager beneficially owns any stock issued by the Funds, because all of the Funds are state-specific and provide exemption from both regular federal, state and/or income tax for residents of the state in question, while the portfolio managers, each of whom lives in Illinois, would not benefit from that double or triple tax exemption and would be better off investing in a nationally diversified fund.


Proxy Voting Policies

   The Funds invest their assets primarily in municipal bonds and cash management securities. On rare occasions a Fund may acquire, directly or through a special purpose vehicle, equity securities of a municipal bond issuer whose bonds the Fund already owns when such bonds have deteriorated or are expected shortly to deteriorate significantly in credit quality. The purpose of acquiring equity securities generally will be to acquire control of the municipal bond issuer and to seek to prevent the credit deterioration or facilitate the liquidation or other workout of the distressed issuer's credit problem. In the course of exercising control of a distressed municipal issuer, NAM may pursue the Fund's interests in a variety of ways, which may entail negotiating and executing consents, agreements and other arrangements, and otherwise influencing the management of the issuer. NAM does not consider such activities proxy voting for purposes of Rule 206(4)-6 under the Investment Advisers Act of 1940, but nevertheless provides reports to the Fund's Board of Trustees on its control activities on a quarterly basis.

   In the rare event that a municipal issuer were to issue a proxy or that the Fund were to receive a proxy issued by a cash management security, NAM would either engage an independent third party to determine how the proxy should be voted or vote the proxy with the consent, or based on the instructions, of the Fund's Board of Trustees or its representative. A member of NAM's legal department would oversee the administration of the voting, and ensure that records were maintained in accordance with Rule 206(4)-6, reports were filed with the Securities and Exchange Commission ("SEC") on Form N-PX, and the results provided to the Fund's Board of Trustees and made available to shareholders as required by applicable rules.

PORTFOLIO TRANSACTIONS

   NAM is responsible for decisions to buy and sell securities for the Funds, the negotiation of the prices to be paid or received for principal trades, and the allocation of transactions among various dealer firms. Portfolio securities will normally be purchased directly from an underwriter in a new issue offering or in the over-the-counter secondary market from the principal dealers in such securities, unless it appears that a better price or execution may be obtained elsewhere. Portfolio securities will not be purchased from Nuveen or its affiliates except in compliance with the 1940 Act.

   The Funds expect that substantially all portfolio transactions will be effected on a principal (as opposed to an agency) basis and, accordingly, do not expect to pay any brokerage commissions. Brokerage will not be allocated based on the sale of a Fund's shares. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price. Given the best price and execution obtainable, it may be NAM's practice to select dealers that, in addition, furnish research information (primarily credit analyses of issuers and general economic reports) and statistical and other services to NAM. It is not possible to place a dollar value on information and statistical and other services received from dealers. Since it is only supplementary to NAM's own research efforts, the receipt of research information is not expected to reduce significantly NAM's expenses. For certain secondary market transactions where the execution capability of two brokers is judged to be of substantially similar quality, NAM may randomly select one of them. While NAM will be primarily responsible for the placement of the portfolio transactions of the Funds, the policies and practices of NAM in this regard must be consistent with the foregoing and will, at all times, be subject to review by the Board of Trustees.


   NAM may manage other investment companies and investment accounts for other clients that may have investment objectives similar to the Funds. Subject to applicable laws and regulations, NAM seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by a Fund and another advisory account. In making such allocations the main factors to be considered will be the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment or need to raise cash, and the size of investment commitments generally held. While this procedure could have a detrimental effect on the price or amount of the securities (or in the case of dispositions, the demand for securities) available to the Funds from time to time, it is the opinion of the Board of Trustees that the benefits available from NAM's organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions.

NET ASSET VALUE

   As stated in the Prospectus, the net asset value of the shares of the Funds will be determined separately for each class of the Fund's shares by State Street Bank & Trust Company, the Funds' custodian, as of the close of trading (normally 4:00 p.m. New York Time) on each day on which the New York Stock Exchange (the "NYSE") is normally open for trading. The NYSE is not open for trading on New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of a class of shares of a Fund will be computed by dividing (a) the market value of the Fund's assets attributable to the class, less the liabilities attributable to the class, by (b) the number of shares of the class outstanding.

   In determining net asset value for the Funds, the Funds' custodian utilizes the valuations of portfolio securities furnished by an independent pricing service approved by the trustees. Securities for which quotations are not readily available (which constitute the vast majority of the securities held by the Funds) are valued at fair value as determined by the pricing service using methods that include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers; and general market conditions. The pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees.

   Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of fund NAV; a security with respect to which an event has occurred that is likely to make it difficult or impossible to obtain a reliable market quotation; and, a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principal, the current "fair value" of an issue of securities would appear to be the amount which the owner might reasonably expect to receive for it upon its current sale. A variety of factors may be considered in determining the fair value of such securities.

TAX MATTERS

Federal Income Tax Matters

   The following discussion of federal income tax matters is based upon the advice of Morgan, Lewis & Bockius LLP, counsel to the Trust. The following is a general and abbreviated summary of the provisions of the Internal Revenue Code of 1986, as amended, (the "Code"), and Treasury Regulations presently in effect as they directly govern the taxation of each Fund and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders and the discussion here and in the Prospectuses is not intended as a substitute for careful tax planning. The Code and Treasury Regulations are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult their own tax advisor for more detailed information concerning the federal, state and local taxation of the Funds.


   Each Fund intends to qualify under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") for tax treatment as a regulated investment company. In order to qualify as a regulated investment company, a Fund must satisfy certain requirements relating to the source of its income, diversification of its assets, and distributions of its income to shareholders. If a Fund meets all of the requirements to be treated as a regulated investment company, it will not be subject to federal income tax on any of its net investment income or capital gains that it distributes to shareholders. First, a Fund must derive at least 90% of its annual gross income (including tax-exempt interest) from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options and futures) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in a qualified publicly traded partnership (the "90% gross income test"). Second, a Fund must diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets is comprised of cash, cash items, United States Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of a Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the total assets is invested in the securities of any one issuer (other than United States Government securities and securities of other regulated investment companies), the securities (other than the securities of other regulated investment companies) of two or more issuers controlled by a Fund and engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.


   In addition to the above requirements, in order to qualify as a regulated investment company for a tax year, a Fund must distribute at least 90% of the sum of (i) its "investment company taxable income" (which includes dividends, taxable interest, taxable original issue discount and market discount income, income from securities lending, net short-term capital gain in excess of long-term capital loss, and any other taxable income other than "net capital gain" (as defined below) and is reduced by deductible expenses) and (ii) its net tax-exempt interest (the excess of its gross tax-exempt interest income over certain disallowed deductions). Each Fund intends to distribute at least annually to its shareholders all or substantially all of its net tax-exempt interest and any investment company taxable income and net capital gain, if any. A Fund, however, may retain its net capital gain (which consists of the excess of its net long-term capital gain over its net short-term capital loss). If for a tax year a Fund retains any net capital gain or any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. If a Fund retains any net capital gain, the Fund may elect to designate the retained amount as undistributed capital gains. If a Fund makes this election, it will notify its shareholders who will be required to include in income for federal income tax purposes, their share of such undistributed amount, and will be entitled to credit their proportionate shares of the tax paid by such Fund against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. In such case, for federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of the includible gain and the tax deemed paid by the shareholder in respect of such shares.

   Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain, i.e., the excess of net long-term capital gain over net short-term capital loss for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if they had been incurred in the succeeding year.

   Each Fund also intends to satisfy conditions (including requirements as to the proportion of its assets invested in Municipal Obligations) that will enable it to designate distributions from the interest income generated by investments in Municipal Obligations, which is exempt from regular federal income tax when received by such Fund, as exempt-interest dividends. Shareholders receiving exempt-interest dividends will not be subject to regular federal income tax on the amount of such dividends, but may (as discussed below) become subject to the federal alternative minimum tax. Insurance proceeds received by a Fund under any insurance policies in respect of scheduled interest payments on defaulted Municipal Obligations will generally be excludable from federal gross income under Section 103(a) of the Code. In the case of non-appropriation by a political subdivision, however, there can be no assurance that payments made by the insurer representing interest on non-appropriation lease obligations will be excludable from gross income for federal income tax purposes.

   Distributions by a Fund of net interest received from certain taxable temporary investments (such as certificates of deposit, commercial paper and obligations of the U.S. government, its agencies and instrumentalities) and net short-term capital gains realized by a Fund, if any, will be taxable to shareholders as ordinary income whether received in cash or additional shares. If a Fund purchases a Municipal Obligation at a market discount, any gain realized by the Fund upon sale or redemption of the Municipal Obligation will be treated as taxable interest income to the extent such gain does not exceed the market discount, and any gain realized in excess of the market discount will be treated as capital gains. Any net long-term capital gains realized by a Fund and distributed to shareholders, whether in cash or additional shares, will be taxable to shareholders as long-term capital gains regardless of the length of time investors have owned shares of a Fund. Distributions by a Fund that do not constitute ordinary income dividends, exempt-interest dividends, or capital gain dividends will be treated as a return of capital to the extent of the shareholder's tax basis in his or her shares. Any excess will be treated as gain from the sale or exchange of shares, as discussed below.

   If a Fund has both tax-exempt and taxable income, it will use the "average annual" method for determining the designated percentage that is taxable income and designate the use of such method within 60 days after the end of the Fund's taxable year. Under this method, one designated percentage is applied uniformly to all distributions made during the Fund's taxable year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund's income that was tax-exempt during the period covered by the distribution.

   If a Fund engages in hedging transactions involving financial futures, swaps and options thereon, these transactions will be subject to special tax rules, the effect of which may be to accelerate income to a Fund, defer a Fund's losses, cause adjustments in the holding periods of a Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

   Because the taxable portion of a Fund's investment income consists primarily of interest, none of its dividends, whether or not treated as exempt-interest dividends, are expected to qualify under the Code for the dividends received deductions for corporations or for the lower tax rates on qualified dividend income.

   Prior to purchasing shares in a Fund, the impact of dividends or distributions which are expected to be or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution, and to the extent the distribution consists of the Fund's taxable income, the purchasing shareholder will be taxed on the taxable portion of the dividend or distribution received even though some or all of the amount distributed may effectively be a return of capital.

   Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in one of those months and paid during the following January, will be treated as having been distributed by a Fund (and received by the shareholders) on December 31.

   The redemption or exchange of the shares of a Fund normally will result in capital gain or loss to the shareholders. Generally, if a shareholder holds the shares as a capital asset, any gain or loss will be long-term gain or loss if the shares have been held for more than one year. Capital gains of corporate shareholders are subject to regular corporate tax rates. For non-corporate taxpayers, gain on the sale of shares held for more than one year will generally will be taxed at rates applicable to long-term capital gains, while gain on the sale of shares held for not more than one one year and other ordianry income will generally be taxed at ordinary income rates.

   All or a portion of a sales charge paid in purchasing shares of a Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of a Fund or another fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. Any disregarded portion of such charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Moreover, losses recognized by a shareholder on the redemption or exchange of shares of a Fund held for six months or less are disallowed to the extent of any distribution of exempt-interest dividends received with respect to such shares and, if not disallowed, such losses are treated as long-term capital losses to the extent of any distributions of long-term capital gains made with respect to such shares. In addition, no loss will be allowed on the redemption or exchange of shares of a Fund if the shareholder purchases other shares of such Fund (whether through reinvestment of distributions or otherwise) or the shareholder acquires or enters into a contract or option to acquire securities that are substantially identical to shares of a Fund within a period of 61 days beginning 30 days before and ending 30 days after such redemption or exchange. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

   It may not be advantageous from a tax perspective for shareholders to redeem or exchange shares after tax-exempt income has accrued but before the record date for the exempt-interest dividend representing the distribution of such income. Because such accrued tax-exempt income is included in the net asset value per share (which equals the redemption or exchange value), such a redemption could result in treatment of the portion of the sales or redemption proceeds equal to the accrued tax-exempt interest as taxable gain (to the extent the redemption or exchange price exceeds the shareholder's tax basis in the shares disposed of) rather than tax-exempt interest.

   In order to avoid a 4% federal excise tax, a Fund must distribute or be deemed to have distributed by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its realized capital gains over its realized capital losses (generally computed on the basis of the one-year period ending on October 31 of such year) and 100% of any taxable ordinary income and the excess of realized capital gains over realized capital losses for the prior year that was not distributed during such year and on which such Fund paid no federal income tax. For purposes of the excise tax, a regulated investment company may reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year. The Funds intend to make timely distributions in material compliance with these requirements and consequently it is anticipated that they generally will not be required to pay the excise tax, but can make no assurances that distributions will be sufficient to eliminate all such tax.

   If in any year a Fund should fail to qualify under Subchapter M of the Code for tax treatment as a regulated investment company, the Fund would incur a regular corporate federal income tax upon its income for that year (other than interest income from Municipal Obligations). Distributions to its corporate shareholders should qualify for the dividends received deduction, and distributions to its individual shareholders should be taxable as qualified dividend income for federal income tax purposes to the extent of the Fund's current and accumulated earnings and profits and to the extent certain holding period requirements and other requirements are satisfied. The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

   Because the Funds may invest in private activity bonds (within the meaning of Section 141 of the Code), the interest on which is not federally tax-exempt to persons who are "substantial users" of the facilities financed by such bonds or "related persons" of such "substantial users," the Funds may not be an appropriate investment for shareholders who are considered either a "substantial user" or a "related person" within the meaning of the Code. For additional information, investors should consult their tax advisors before investing in a Fund.

   Federal tax law imposes an alternative minimum tax with respect to both corporations and individuals. Interest on certain Municipal Obligations that meet the definition of private activity bonds under the Code, is included as an item of tax preference in determining the amount of a taxpayer's alternative minimum taxable income. To the extent that a Fund receives income from private activity bonds, a portion of the dividends paid by it, although otherwise exempt from federal income tax, will be taxable to those shareholders subject to the alternative minimum tax regime. The Funds will annually supply shareholders with a report indicating the percentage of Fund income attributable to Municipal Obligations required to be included in calculating the federal alternative minimum tax.

   In addition, the alternative minimum taxable income for corporations is increased by 75% of the difference between an alternative measure of income ("adjusted current earnings") and the amount otherwise determined to be the alternative minimum taxable income. Interest on all Municipal Obligations, and therefore all distributions by the Funds that would otherwise be tax-exempt, is included in calculating a corporation's adjusted current earnings.

   Tax-exempt income, including exempt-interest dividends paid by a Fund, are taken into account in determining whether a portion of a Fund shareholder's social security or railroad retirement benefits will be subject to federal income tax.

   The Code provides that interest on indebtedness incurred or continued to purchase or carry shares of any Fund that distributes exempt-interest dividends may be disallowed as a deduction in whole or in part (depending upon the amount of exempt-interest dividends distributed in comparison to other taxable distributions). Under rules used by the IRS for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares of a Fund may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

   The Funds are required in certain circumstances to withhold the applicable rate (currently 28%) of taxable dividends and certain other payments paid to non-corporate holders of shares: (1) who have not furnished the Funds with their correct taxpayer identification number (in the case of individuals, their social security number) and certain certifications, and who have not certified that they are U.S. citizens or U.S. resident aliens, or (2) who are otherwise subject to backup withholding under the code.

State Tax Matters

   The discussion of state and local tax treatment is based on the assumptions that the Funds will qualify under Subchapter M of the Code as regulated investment companies and as qualified investment funds under applicable state law, that they will satisfy the conditions which will cause distributions to qualify as exempt-interest dividends to shareholders when distributed as intended, and that each Fund will distribute all interest and dividends it receives to its shareholders. Unless otherwise noted, shareholders in each Fund will not be subject to state and local income taxation on distributions that are attributable to interest earned on the municipal obligations issued by that state or its subdivisions, or on obligations of the United States. Shareholders generally will be required to include distributions of ordinary income that is not attributable to exempt-interest, as well as capital gain distributions in their income for state and local tax purposes. In some taxing jurisdictions, interest on indebtedness incurred or continued to purchase or carry Fund shares is not deductible. The tax discussion summarizes general state and local tax laws, which are currently in effect and are subject to change by legislative, judicial or administrative action; any such changes may be retroactive with respect to the applicable Fund's transactions. Investors should consult a tax advisor for more detailed information about state and local taxes to which they may be subject.

Arizona

   The following is a general, abbreviated summary of certain provisions of the applicable Arizona tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Arizona Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Arizona Fund transactions.

   The following is based on the assumptions that the Arizona Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will be registered as a diversified management company under (S)5 of the Federal Investment Company Act of 1940, that it will satisfy the conditions which will cause Arizona Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Arizona Fund's shareholders.

   The Arizona Fund is not subject to the Arizona corporate income tax.

   Distributions by the Arizona Fund that are attributable to interest on any obligation of Arizona and its political subdivisions or to interest on obligations of the United States, its territories, possessions or instrumentalities that are exempt from state taxation under federal law will not be subject to the Arizona individual and corporate income taxes. All remaining distributions, including distributions attributable to capital gains, will be subject to the Arizona individual and corporate income taxes.

   Gain on the sale, exchange, or other disposition of shares of the Arizona Fund will be subject to the Arizona individual and corporate income taxes.

   Shares of the Arizona Fund may be subject to the Arizona estate tax if owned by an Arizona decedent at the time of death.

   Shareholders are advised to consult with their own tax advisors for more detailed information concerning Arizona state and local tax matters.

Colorado

   The following is a general, abbreviated summary of certain provisions of the applicable Colorado tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Colorado Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Colorado Fund transactions.

   The following is based on the assumptions that the Colorado Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause Colorado Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Colorado Fund's shareholders.

   The Colorado Fund will be subject to the Colorado corporate income tax only if it has a sufficient nexus with Colorado. If it is subject to the Colorado corporate income tax, it does not expect to pay a material amount of such tax.

   Distributions by the Colorado Fund that are attributable to interest earned on any obligation of Colorado and its political subdivisions issued on or after May 1, 1980 and certain such obligations issued before May 1, 1980 or to interest on obligations of the United States, its territories, possessions or instrumentalities that are exempt from state taxation under federal law will not be subject to the Colorado individual or corporate income tax. All other distributions, including distributions attributable to capital gains, will be subject to the Colorado individual and corporate income taxes.

   Gain on the sale, exchange, or other disposition of shares of the Colorado Fund will be subject to the Colorado individual and corporate income taxes.

   Shares of the Colorado Fund may be subject to the Colorado estate tax if owned by an Colorado decedent at the time of death.

   Shareholders are advised to consult with their own tax advisors for more detailed information concerning Colorado state and local tax matters.

Florida

   The following is a general, abbreviated summary of certain provisions of the applicable Florida tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Florida Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Florida Fund transactions.

   The following is based on the assumptions that the Florida Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause distributions of the Florida Fund to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Florida Fund's shareholders.

   The Florida Fund will be subject to the Florida corporate income tax only if it has a sufficient nexus with Florida. If the Florida Fund is subject to the Florida corporate income tax, it does not expect to pay a material amount of such tax. The Florida Fund will not be subject to the Florida intangible personal property tax.

   Shares of the Florida Fund will not be subject to the Florida intangible personal property tax if on January 1 of the taxable year, at least 90 percent of the Fund's assets consist of tax-exempt obligations of Florida and its political subdivisions ("Florida Obligations") or of the United States, its territories, possessions or instrumentalities that are exempt from state taxation under federal law ("Federal Obligations"). If more than 10 percent of the Fund's assets consist of any other types of assets on that date, then the entire value of the Fund's shares (except for the portion of the value of the shares attributable to Federal Obligations) will be subject to the Florida intangible personal property tax. For tax years after July 1, 2003, there is an individual exemption from the Florida intangible personal property tax on the first $250,000 of property ($500,000 for a married couple filing jointly).

   All distributions by the Florida Fund to corporate shareholders either organized or doing business in Florida, regardless of source, will be subject to the Florida corporate income tax. Gain on the sale, exchange, or other dispositions of shares of the Florida Fund will be subject to the Florida corporate income tax.

   Shares of the Florida Fund may be subject to the Florida estate tax if owned by a Florida decedent at the time of death.

   Shareholders are advised to consult with their own tax advisors for more detailed information concerning Florida state and local tax matters.

Maryland

   The following is a general, abbreviated summary of certain provisions of the applicable Maryland tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Maryland Fund. This summary does not address the taxation of other shareholders. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Maryland Fund transactions.

   The following is based on the assumptions that the Maryland Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause Maryland Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Maryland Fund's shareholders.

   The Maryland Fund will be subject to the Maryland corporate income tax only if it has a sufficient nexus with Maryland. If it is subject to the Maryland corporate income tax, it does not expect to pay a material amount of such tax.

   Distributions by the Maryland Fund that are attributable to interest on or gain from the sale or exchange of any obligation of Maryland or its political subdivisions ("Maryland Obligations") or any obligations of the United States, its territories, possessions, or instrumentalities that are exempt from state taxation under federal law ("Federal Obligations") will not be subject to the Maryland individual income tax or the Maryland corporate income tax. All remaining distributions to shareholders will be subject to the Maryland individual and corporate income taxes, and in the case of individuals, will be subject to local taxes as well.

   Gain on the sale, exchange, or other disposition of shares of the Maryland Fund will be subject to the Maryland individual and corporate income taxes, and in the case of individuals, will be subject to local taxes as well.

   Shares of the Maryland Fund may be subject to the Maryland estate tax if owned by a Maryland decedent at the time of death.

   Shareholders are advised to consult with their own tax advisors for more detailed information concerning Maryland state and local tax matters.

New Mexico

   The following is a general, abbreviated summary of certain provisions of the applicable New Mexico tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the New Mexico Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to New Mexico Fund transactions.

   The following is based on the assumptions that the New Mexico Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause New Mexico Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the New Mexico Fund's shareholders.

   The New Mexico Fund will be subject to the New Mexico corporate franchise tax and the New Mexico corporate income tax only if it has a sufficient nexus with New Mexico. If the New Mexico Fund is subject to such taxes, it does not expect to pay a material amount of either tax.

   Distributions by the New Mexico Fund that are attributable to interest on any obligation of New Mexico and its political subdivisions or to interest on obligations of the United States, its territories, possessions or instrumentalities that are exempt from state taxation under federal law will not be subject to the New Mexico personal income tax or the New Mexico corporate income tax. All other distributions, including distributions attributable to capital gains, will be subject to the New Mexico personal and corporate income taxes.

   Gain on the sale, exchange, or other disposition of shares of the New Mexico Fund will be subject to the New Mexico personal and corporate income taxes.


   For 2005, individual shareholders of the New Mexico Fund, may, subject to certain limitations, be able to deduct up to the greater of $1,000 or 30% of net capital gain for such taxable year. Therefore, capital gains distributed by the New Mexico Fund, if any, or gains realized upon a sale of Fund shares, may be eligible for this exclusion.


   Shares of the New Mexico Fund may be subject to the New Mexico estate tax if owned by a New Mexico decedent at the time of death.

   Shareholders are advised to consult with their own tax advisors for more detailed information concerning New Mexico and local tax matters.

Pennsylvania

   The following is a general, abbreviated summary of certain provisions of the applicable Pennsylvania tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Pennsylvania Fund. This summary does not address the taxation of other shareholders. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Pennsylvania Fund transactions.

   The following is based on the assumptions that the Pennsylvania Fund will qualify under Subchapter M of the Code and under the Investment Company Act of 1940 as a regulated investment company, that it will satisfy the conditions which will cause Pennsylvania Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Pennsylvania Fund's shareholders.

   The Pennsylvania Fund will not be subject to the Pennsylvania corporate net income tax. The Pennsylvania Fund will not be subject to the Pennsylvania franchise tax.

   Distributions from the Pennsylvania Fund that are attributable to interest on any obligation of Pennsylvania or its political subdivisions or to interest on obligations of the United States, its territories, possessions, or instrumentalities that are exempt from state taxation under federal law will not be subject to the Pennsylvania personal income tax, the Pennsylvania corporate net income tax, or to the Philadelphia School District income tax (for Philadelphia residents). Distributions by the Pennsylvania Fund that are attributable to interest on the obligations of states other than Pennsylvania will not be subject to the Pennsylvania corporate net income tax unless they are subject to federal income tax. Most other distributions, including those attributable to capital gains, will be subject to the Pennsylvania personal and corporate income taxes. Similarly, such other distributions would be subject to the Philadelphia School District income tax (for Philadelphia residents) except for distributions attributable to certain capital gains in respect to obligations held by the Pennsylvania Fund.

   Gain on the sale, exchange, or other disposition of shares of the Pennsylvania Fund will be subject to the Pennsylvania personal and corporate income taxes, but such gain will not be subject to the Philadelphia School District income tax (for Philadelphia residents) if the shares are held in excess of six months.

   Shares of the Pennsylvania Fund may be subject to the Pennsylvania inheritance tax and the Pennsylvania estate tax if held by a Pennsylvania decedent at the time of death.

   Shareholders are advised to consult with their own tax advisors for more detailed information concerning Pennsylvania and local tax matters.

Virginia

   The following is a general, abbreviated summary of certain provisions of the applicable Virginia tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Virginia Fund. This summary does not address the taxation of other shareholders. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Virginia Fund transactions.

   The following is based on the assumptions that the Virginia Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause Virginia Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Virginia Fund's shareholders.

   The Virginia Fund will be subject to the Virginia corporate income tax only if it has a sufficient nexus with Virginia. If it is subject to the Virginia corporate income tax, it does not expect to pay a material amount of such tax.

   Distributions by the Virginia Fund that are attributable to income derived from or on the sale and exchange of, obligations of Virginia and its political subdivisions and instrumentalities ("Virginia Obligations") or to income derived from or on the sale and exchange of, obligations of the United States and its territories, possessions or instrumentalities that are exempt from state taxation under federal law ("Federal Obligations") will not be subject to the Virginia personal income tax or the Virginia corporate income tax. All remaining distributions will be subject to the Virginia personal and corporate income taxes, and may be subject to local income taxes.

   Gain on the sale, exchange, or other disposition of shares of the Virginia Fund will be subject to the Virginia personal and corporate income taxes.

   If a shareholder receives a distribution consisting in part of taxable income, then the entire distribution will be taxed unless the shareholder substantiates the portion which is exempt from taxation.

   Shares of the Virginia Fund may be subject to the Virginia estate tax if owned by a Virginia decedent at the time of death.

   Shareholders are advised to consult with their own tax advisors for more detailed information concerning Virginia state and local tax matters.

ADDITIONAL INFORMATION ON THE PURCHASE AND REDEMPTION OF FUND SHARES

   As described in the Prospectus, the Funds provide you with alternative ways of purchasing Fund shares based upon your individual investment needs and preferences.

   Each class of shares of a Fund represents an interest in the same portfolio of investments. Each class of shares is identical in all respects except that each class bears its own class expenses, including distribution and administration expenses, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary among a Fund's classes of shares. There are no conversion, preemptive or other subscription rights, except that Class B Shares automatically convert into Class A Shares as described below.

   Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. For example, class-specific expenses generally will include distribution and service fees for those classes that pay such fees.


   The minimum initial investment is $3,000 per fund share class ($50 if you establish a systematic investment plan and $250 for accounts opened through fee-based programs). You may not purchase

Class B Shares if you are a single purchaser placing a purchase order of $100,000 or more of Fund shares. Effective October 10, 2005, Class B shares purchase orders equaling or exceeding $100,000 will not be accepted. In addition, purchase orders for a single purchaser that, when added to the value that day of all of such purchaser's shares of any class of any Nuveen Mutual Fund, cause the purchaser's cumulative total of shares in Nuveen Mutual Funds to equal or exceed the aforementioned limit will not be accepted. Purchase orders for a single purchaser equal to or exceeding the foregoing limits should be placed only for Class A or Class C shares, unless such purchase has been reviewed and approved as suitable for the client by the appropriate compliance personnel of the Authorized Dealer, and the Fund receives written confirmation of such approval.



   You may not purchase Class C Shares if you are a single purchaser placing a purchase order of $250,000 or more of Fund shares. Effective October 10, 2005, Class C share purchase orders equaling or exceeding $1,000,000 will not be accepted. In addition, purchase orders for a single purchaser that, when added to the value that day of all of such purchaser's shares of any class of any Nuveen Mutual Fund, cause the purchaser's cumulative total of shares in Nuveen Mutual Funds to equal or exceed the aforementioned limit will not be accepted. Purchase orders for a single purchaser equal to or exceeding the foregoing limits should be placed only for Class A Shares, unless such purchase has been reviewed and approved as suitable for the client by the appropriate compliance personnel of the Authorized Dealer, and the Fund receives written confirmation of such approval.


   Class A Shares may be purchased at a public offering price equal to the applicable net asset value per share plus an up-front sales charge imposed at the time of purchase as set forth in the Prospectus. Shareholders may qualify for a reduced sales charge, or the sales charge may be waived in its entirety, as described below. Class A Shares are also subject to an annual service fee of ..20%. See "Distribution and Service Plan." Set forth below is an example of the method of computing the offering price of the Class A Shares of a Fund. The example assumes a purchase on May 31, 2005 of Class A Shares from the Nuveen Arizona Municipal Bond Fund aggregating less than $50,000 subject to the schedule of sales charges set forth in the Prospectus at a price based upon the net asset value of the Class A Shares.


Net Asset Value per share................................................. $10.87
Per Share Sales Charge--4.20% of public offering price (4.42% of net asset
  value per share)........................................................    .48
                                                                           ------
Per Share Offering Price to the Public.................................... $11.35


   The Funds receive the entire net asset value of all Class A Shares that are sold. Nuveen retains the full applicable sales charge from which it pays the uniform reallowances shown in the Prospectus to Authorized Dealers.

Reduction or Elimination of Up-Front Sales Charge on Class A Shares and Class R Shares Purchase Eligibility

   Rights of Accumulation

   You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if the amount of your purchase, when added to the value that day of all of your shares of any Nuveen Mutual Fund, falls within the amounts stated in the Class A Sales Charges and Commissions table in "How You Can Buy and Sell Shares" in the Prospectus. You or your financial advisor must notify Nuveen or the Fund's transfer agent of any cumulative discount whenever you plan to purchase Class A Shares of a Fund that you wish to qualify for a reduced sales charge.

   Letter of Intent

   You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if you plan to purchase Class A Shares of Nuveen Mutual Funds over the next 13 months and the total amount of your purchases would, if purchased at one time, qualify you for one of the reduced sales charges shown in the Class A Sales Charges and Commissions table in "How You Can Buy and Sell Shares" in the

Prospectus. In order to take advantage of this option, you must complete the applicable section of the Application Form or sign and deliver either to an Authorized Dealer or to the Fund's transfer agent a written Letter of Intent in a form acceptable to Nuveen. A Letter of Intent states that you intend, but are not obligated, to purchase over the next 13 months a stated total amount of Class A Shares that would qualify you for a reduced sales charge shown above. You may count shares of all Nuveen Mutual Funds that you already own and any Class B or C Shares of a Nuveen Mutual Fund that you purchase over the next 13 months towards completion of your investment program, but you will receive a reduced sales charge only on new Class A Shares you purchase with a sales charge over the 13 months. You cannot count towards completion of your investment program Class A Shares that you purchase without a sales charge through investment of distributions from a Nuveen Mutual Fund or a Nuveen Defined Portfolio, or otherwise.

   By establishing a Letter of Intent, you agree that your first purchase of Class A Shares of a Fund following execution of the Letter of Intent will be at least 5% of the total amount of your intended purchases. You further agree that shares representing 5% of the total amount of your intended purchases will be held in escrow pending completion of these purchases. All dividends and capital gains distributions on Class A Shares held in escrow will be credited to your account. If total purchases, less redemptions, prior to the expiration of the 13 month period equal or exceed the amount specified in your Letter of Intent, the Class A Shares held in escrow will be transferred to your account. If the total purchases, less redemptions, exceed the amount specified in your Letter of Intent and thereby qualify for a lower sales charge than the sales charge specified in your Letter of Intent, you will receive this lower sales charge retroactively, and the difference between it and the higher sales charge paid will be used to purchase additional Class A Shares on your behalf. If the total purchases, less redemptions, are less than the amount specified, you must pay Nuveen an amount equal to the difference between the amounts paid for these purchases and the amounts that would have been paid if the higher sales charge had been applied. If you do not pay the additional amount within 20 days after written request by Nuveen or your financial advisor, Nuveen will redeem an appropriate number of your escrowed Class A Shares to meet the required payment. By establishing a Letter of Intent, you irrevocably appoint Nuveen as attorney to give instructions to redeem any or all of your escrowed shares, with full power of substitution in the premises.

   You or your financial advisor must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Fund shares that you wish to be covered under the Letter of Intent option.

   For purposes of determining whether you qualify for a reduced sales charge as described under Rights of Accumulation and Letter of Intent, you may include together with your own purchases those made by your spouse (or equivalent if recognized under local law) and your children under 21 years of age, whether these purchases are made through a taxable or non-taxable account. You may also include purchases made by a corporation, partnership or sole proprietorship which is 100% owned, either alone or in combination, by any of the foregoing. In addition, a trustee or other fiduciary can count all shares purchased for a single trust, estate or other single fiduciary account that has multiple accounts (including one or more employee benefit plans of the same employer).

   Reinvestment of Nuveen Defined Portfolio Distributions

   You may purchase Class A Shares without an up-front sales charge by reinvestment of distributions from any of the various Defined Portfolios sponsored by Nuveen. There is no initial or subsequent minimum investment requirement for such reinvestment purchases. Nuveen is no longer sponsoring new Defined Portfolios.

   Also, investors will be able to buy Class A Shares at net asset value by using the termination/maturity proceeds from Nuveen Defined Portfolios. You must provide Nuveen appropriate documentation that the Defined Portfolio termination/maturity occurred not more than 90 days prior to reinvestment.

   Group Purchase Programs

   If you are a member of a qualified group, you may purchase Class A Shares of any Nuveen Mutual Fund at the reduced sales charge applicable to the group's purchases taken as a whole. A "qualified group" is one which has previously been in existence, has a purpose other than investment, has ten or more participating members, has agreed to include Fund sales publications in mailings to members and has agreed to comply with certain administrative requirements relating to its group purchases.

   Under any group purchase program, the minimum initial investment in Class A Shares of any particular Fund or portfolio for each participant is $50, provided that a group invests at least $3,000 in the Fund and the minimum monthly investment in Class A Shares of any particular Fund or portfolio by each participant is $50. No certificates will be issued for any participant's account. All dividends and other distributions by a Fund will be reinvested in additional Class A Shares of the same Fund. No participant may utilize a systematic withdrawal program.

   To establish a group purchase program, both the group itself and each participant must fill out the appropriate application materials, which the group administrator may obtain from the group's financial advisor, by calling Nuveen toll-free (800) 257-8787.

   Reinvestment of Redemption Proceeds from Unaffiliated Funds Subject to Merger or Closure

   You may also purchase Class A Shares at net asset value without a sales charge if the purchase takes place through a broker-dealer and represents the reinvestment of the proceeds of the redemption of shares of one or more registered investment companies not affiliated with Nuveen that are subject to merger or closure. You must provide appropriate documentation that the redemption occurred not more than 90 days prior to the reinvestment of the proceeds in Class A Shares, and that you either paid an up-front sales charge or were subject to a contingent deferred sales charge in respect of the redemption of such shares of such other investment company.

   Elimination of Sales Charge on Class A Shares

   Class A Shares of a Fund may be purchased at net asset value without a sales charge, and may be purchased by the following categories of investors:

   . investors purchasing $1,000,000 or more, Nuveen may pay Authorized Dealers on Class A sales of $1.0 million and above up to an additional 0.25% of the purchase amounts;

   . officers, trustees and former trustees of the Nuveen and former Flagship
     Funds;


   . bona fide, full-time and retired employees of Nuveen, and subsidiaries thereof, or their immediate family members (immediate family members are defined as their spouses, parents, children, grandparents, grandchildren, parents-in-law, sons- and daughters-in-law, siblings, a sibling's spouse, and a spouse's sibling);


   . any person who, for at least 90 days, has been an officer, director or bona fide employee of any Authorized Dealer, or their immediate family members;

   . bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;

   . investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program;

   . clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services; and


   . any employer-sponsored qualified defined contribution retirement plan.
     With respect to purchases by employer-sponsored qualified defined contribution plans with at least 25 employees and that either (a) make an initial purchase of one or more Nuveen Mutual Funds aggregating $500,000 or more or (b) execute a Letter of Intent to purchase in the aggregate $500,000 or more of fund shares, Nuveen will pay Authorized Dealers a sales commission equal to 1% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of any amount purchased over $5.0 million. Unless the authorized dealer elects to waive the commission, a contingent deferred sales charge of 1% will be assessed on redemptions within 18 months of purchase, unless waived. Municipal bond funds are not a suitable investment for individuals investing in retirement plans.


   For investors that purchased Class A Shares at net asset value because they purchased such shares through an eligible employer-sponsored qualified defined contribution plan or because the purchase amount equaled or exceeded $1 million and the Authorized Dealer did not waive the sales commission, a contingent deferred sales charge of 1.00% will be assessed on redemptions within 18 months of purchase.



   Any Class A Shares purchased pursuant to a special sales charge waiver must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by the Funds. You or your financial advisor must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Class A Shares of any Fund that you wish to be covered under these special sales charge waivers.

   Class A Shares of any Fund may be issued at net asset value without a sales charge in connection with the acquisition by a Fund of another investment company. All purchases under the special sales charge waivers will be subject to minimum purchase requirements as established by the Funds.

   Class R Share Purchase Eligibility. Class R Shares are available for purchases of $10 million or more and for purchases using dividends and capital gains distributions on Class R Shares. Class R Shares also are available for the following categories of investors:


   . officers, trustees and former trustees of the Trust or any Nuveen-sponsored registered investment company and their immediate family members or trustees/directors of any fund sponsored by Nuveen, any parent company of Nuveen and subsidiaries thereof and their immediate family members;




   . bona fide, full-time and retired employees of Nuveen, and subsidiaries thereof, or their immediate family members;

   . any person who, for at least 90 days, has been an officer, director or bona fide employee of any Authorized Dealer, or their immediate family members;


   . direct institutional advisory clients of Nuveen and its affiliates investing $1,000,000 or more;


   . bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;


   . investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program; and



   . clients of investment advisors, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services.





Any shares purchased by investors falling within any of the first three categories listed above must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by the Fund.


   In addition, purchasers of Nuveen Defined Portfolios may reinvest their distributions from such Defined Portfolios in Class R Shares, if, before September 6, 1994, such purchasers had elected to reinvest distributions in Nuveen Fund shares (before June 13, 1995 for Nuveen Municipal Bond Fund shares). Shareholders may exchange their Class R Shares of any Nuveen Fund into Class R Shares of any other Nuveen Fund.

   The reduced sales charge programs may be modified or discontinued by the Funds at any time.

   If you are eligible to purchase either Class R Shares or Class A Shares without a sales charge at net asset value, you should be aware of the differences between these two classes of shares. Class A Shares are subject to an annual service fee to compensate Authorized Dealers for providing you with ongoing account services. Class R Shares are not subject to a distribution or service fee and, consequently, holders of Class R Shares may not receive the same types or levels of services from Authorized Dealers. In choosing between Class A Shares and Class R Shares, you should weigh the benefits of the services to be provided by Authorized Dealers against the annual service fee imposed upon the Class A Shares.

   For more information about the purchase of Class A Shares or reduced sales charge programs, or to obtain the required application forms, call Nuveen toll-free at (800) 257-8787.

Reduction or Elimination of Contingent Deferred Sales Charge

   Class A Shares are normally redeemed at net asset value, without any Contingent Deferred Sales Charge ("CDSC"). However, in the case of Class A Shares purchased at net asset value on or after July 1, 1996 because the purchase amount exceeded $1 million, where the Authorized Dealer did not waive the sales commission, a CDSC of 1% is imposed on any redemption within 18 months of purchase. In the case of Class B Shares redeemed within six years of purchase, a CDSC is imposed, beginning at 5% for redemptions within the first year, declining to 4% for redemptions within years two and three, and declining by 1% each year thereafter until disappearing after the sixth year. Class C Shares are redeemed at net asset value, without any CDSC, except that a CDSC of 1% is imposed upon redemption of Class C Shares that are redeemed within 12 months of purchase (except in cases where the shareholder's financial advisor agreed to waive the right to receive an advance of the first year's distribution and service fee).

   In determining whether a CDSC is payable, a Fund will first redeem shares not subject to any charge, and then will redeem shares held for the longest period, unless the shareholder specifies another order. No CDSC is charged on shares purchased as a result of automatic reinvestment of dividends or capital gains paid. In addition, no CDSC will be charged on exchanges of shares into another Nuveen Mutual Fund. The holding period is calculated on a monthly basis and begins the date of purchase. The CDSC is assessed on an amount equal to the lower of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases on net asset value above the initial purchase price. Nuveen receives the amount of any CDSC shareholders pay.

   The CDSC may be waived or reduced under the following special circumstances:
1) redemptions following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended, of a shareholder; 2) in whole or in part for redemptions of shares by shareholders with accounts in excess of specified breakpoints that correspond to the breakpoints under which the up-front sales charge on Class A Shares is reduced pursuant to Rule 22d-1 under the Act; 3) redemptions of shares purchased under circumstances or by a category of investors for which Class A Shares could be purchased at net asset value without a sales charge; 4) in connection with the exercise of a reinstatement privilege whereby the proceeds of a redemption of a Fund's shares subject to a sales charge are reinvested in shares of certain Funds within a specified number of days; 5) in connection with the exercise of a Fund's right to redeem all shares in an account that does not maintain a certain minimum balance or that the applicable board has determined may have material adverse consequences to the shareholders of such Fund; 6) involuntary redemptions by operation of law; 7) redemptions in connection with a payment of account or plan fees; 8) redemptions made pursuant to a Fund's systematic withdrawal plan, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of an account's net asset value depending on the frequency of the plan as designated by the shareholder; 9) redemptions of Class B or Class C Shares if the proceeds are transferred to an account managed by another Nuveen Adviser and the adviser refunds the advance service and distribution fees to Nuveen; and 10) redemptions of Class C Shares in cases where (a) you purchase shares after committing to hold the shares for less than one year and (b) your adviser consents up front to receiving the appropriate service and distribution fee on the Class C Shares on an ongoing basis instead of having the first year's fees advanced by Nuveen. If a Fund waives or reduces the CDSC, such waiver or reduction would be uniformly applied to all Fund shares in the particular category. In waiving or reducing a CDSC, the Funds will comply with the requirements of Rule 22d-1 under the 1940 Act.

Shareholder Programs

Exchange Privilege

   You may exchange shares of a class of the Funds for shares of the same class of any other Nuveen Mutual Fund with reciprocal exchange privileges, at net asset value without a sales charge, by sending a written request to the Fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. Similarly, Class A, Class B, Class C and Class R Shares of other Nuveen Mutual Funds may be exchanged for the same class of shares of the Fund at net asset value without a sales charge.

   If you exchange shares subject to a CDSC, no CDSC will be charged at the time of the exchange. However, if you subsequently redeem the shares acquired through the exchange, the redemption may be subject to a CDSC, depending on when you purchased your original shares and the CDSC schedule of the fund from which you exchanged your shares.

   The shares to be purchased must be offered in your state of residence and you must have held the shares you are exchanging for at least 15 days. The total value of exchanged shares must at least equal the minimum investment requirement of the Nuveen Mutual Fund being purchased. For federal income tax purposes, any exchange constitutes a sale and purchase of shares and may result in capital gain or loss. Before making any exchange, you should obtain the Prospectus for the Nuveen Mutual Fund you are purchasing and read it carefully. If the registration of the account for the Fund you are purchasing is not exactly the same as that of the fund account from which the exchange is made, written instructions from all holders of the account from which the exchange is being made must be received, with signatures guaranteed by a member of an approved Medallion Guarantee Program or in such other manner as may be acceptable to the Fund. You may also exchange shares by telephone if you authorize telephone exchanges by checking the applicable box on the Application Form or by calling Nuveen Investor Services toll-free 800-257-8787 to obtain an authorization form. The exchange privilege may be modified or discontinued by the Fund at any time.

   The exchange privilege is not intended to permit the Fund to be used as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management, raise expenses, and otherwise have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Fund management believes doing so would be in the best interest of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, or limit the amount or number of exchanges or reject any exchange. Shareholders would be notified of any such action to the extent required by law. See "Frequent Trading Policy" below.

Reinstatement Privilege

   If you redeemed Class A, Class B or Class C Shares of the Fund or any other Nuveen Mutual Fund that were subject to a sales charge or a CDSC, you have up to one year to reinvest all or part of the full amount of the redemption in the same class of shares of the Fund at net asset value. This reinstatement privilege can be exercised only once for any redemption, and reinvestment will be made at the net asset value next calculated after reinstatement of the appropriate class of Fund shares. If you reinstate shares that were subject to a CDSC, your holding period as of the redemption date also will be reinstated for purposes of calculating a CDSC and the CDSC paid at redemption will be refunded. The federal income tax consequences of any capital gain realized on a redemption will not be affected by reinstatement, but a capital loss may be disallowed in whole or in part depending on the timing, the amount of the reinvestment and the fund from which the redemption occurred.

Suspension of Right of Redemption

   Each Fund may suspend the right of redemption of Fund shares or delay payment more than seven days (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund normally utilizes is restricted, or an emergency exists as determined by the Securities and Exchange Commission so that trading of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for any other periods that the Securities and Exchange Commission by order may permit for protection of Fund shareholders.


Redemption In-Kind



   The Funds have reserved the right to redeem in-kind (that is, to pay redemption requests in cash and portfolio securities, or wholly in portfolio securities), although the Funds have no present intention to redeem in-kind. The Funds voluntarily have committed to pay in cash all requests for redemption by any shareholder, limited as to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of the 90-day period.


Frequent Trading Policy

   The Funds Frequent Trading Program is as follows:

   Nuveen Mutual Funds are intended as long-term investments and not as short-term trading vehicles. At the same time, the Funds recognize the need of investors periodically to make purchases and redemptions of Fund shares when rebalancing their portfolios and as their financial needs or circumstances change. Nuveen Funds have adopted the following Frequent Trading Policy that seeks to balance these needs against the potential for higher operating costs, portfolio management disruption and other inefficiencies that can be caused by excessive trading of Fund shares.

   1. Definition of Round Trip

   A Round Trip trade is the purchase and subsequent redemption of a substantially similar dollar amount of Fund shares within a 60-day period representing at least 25% of the value of the shareholder's account on the date of the most recent transaction. Each side of a Round Trip trade may be comprised of either a single transaction or a series of closely-spaced transactions.

   2. Round Trip Trade Limitations

   Nuveen Funds limit the frequency of Round Trip trades that may be placed in a Fund. For transactions of an amount less than 1% of a Fund's net assets, an investor may make no more than four Round Trips per trailing 12-month period, and no more than one Round Trip every 30 days. For transactions of an amount equal to or greater than 1% of a Fund's net assets, an investor may make no more than two Round Trips per trailing 12-month period, and no more than one Round Trip every 30 days. A purchase transaction identified as being by a Frequent Trader (defined below) may not exceed $1 million for a single shareholder account or in the aggregate for a group of shareholder accounts either controlled by a financial advisor or otherwise determined by the Funds to be related. Nuveen Funds will restrict the trading privileges of any shareholder who makes a Round Trip trade within a 30-day period, and also reserves the right to restrict the trading privileges of a financial advisor acting on behalf of such a shareholder.

   3. Definition of Frequent Trader

   An investor (and/or the investor's financial advisor) who makes more than one Round Trip trade will be deemed a Frequent Trader. Nuveen Funds reserve the right to deem any investor (and/or their financial advisor) as a Frequent Trader based on the size, pattern or other characteristics of their trading activity. Frequent Traders are subject to specific rules regarding the size and process for submission of their trades.

   4. Rules Governing Trades Placed by Frequent Traders


   Frequent Traders must place their orders telephonically directly with Nuveen. (Please note that telephonic redemption orders cannot exceed $50,000 unless the shareholder has established wire transfer instructions with the transfer agent.) All orders must be placed prior to 1:00 p.m. New York time and are non-cancelable. Orders may be placed for next-day settlement, but Nuveen Funds reserve the right to require that a trade be placed for regular-way settlement. Nuveen Funds will not accept further purchase orders if the value of a Frequent Trader's account(s) exceeds 2% of a Fund's net assets.


   5. Enforcement

   Trades placed in violation of the foregoing policies are subject to rejection or cancellation by Nuveen Funds. Nuveen Funds may also bar an investor (and/or the investor's financial advisor) who has violated these policies from opening new accounts with the Funds and may restrict their existing account(s) to redemptions only. Nuveen Funds reserve the right at their sole discretion (a) to interpret the terms and application of these policies, (b) to waive unintentional or minor violations if Nuveen Funds determine that doing so does not harm the interests of Fund shareholders, and
(c) to exclude the application of its provisions to certain classes of redemptions, as set forth in each Fund's Statement of Additional Information. The Funds may modify or suspend the Frequent Trading Policy without notice during periods of market stress or other unusual circumstances. The ability of Nuveen Funds to implement the Frequent Trading Policy for omnibus accounts is dependent on those distributors furnishing the Funds with sufficient shareholder information to permit monitoring of trade activity and enforcement of the Policy's terms.

Exclusions from the Frequent Trading Policy

   As stated above, certain redemptions are eligible for exclusion from the Frequent Trading Policy, including: (i) redemptions or exchanges by shareholders investing through the fee-based platforms of certain financial intermediaries (where the intermediary charges an asset-based or comprehensive "wrap" fee for its services) that are effected by the financial intermediaries in connection with systematic portfolio rebalancing; (ii) when there is a verified trade error correction, which occurs when a dealer firm sends a trade to correct an earlier trade made in error and then the firm sends an explanation to the Nuveen Funds confirming that the trade is actually an error correction; (iii) in the event of total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed; (iv) in the event of the death of the shareholder (including a registered joint owner); (v) redemptions made pursuant to a systematic withdrawal plan, up to 1 % monthly, 3% quarterly, 6% semiannually or 12% annually of an account's net asset value depending on the frequency of the plan as designated by the shareholder; (vi) involuntary redemptions caused by operation of law; (vii) redemptions in connection with a payment of account or plan fees; and (viii) redemptions in connection with the exercise of a Fund's right to redeem all shares in an account that does not maintain a certain minimum balance or that the applicable board has determined may have material adverse consequences to the shareholders of a Fund.

   In addition, the following redemptions of shares by an employer-sponsored qualified defined contribution retirement plan are excluded from the Frequent Trading Policy: (i) partial or complete redemptions in connection with a distribution without penalty under Section 72(t) of the Internal Revenue Code ("Code") from a retirement plan: (a) upon attaining age 59 1/2; (b) as part of a series of substantially equal periodic payments, or (c) upon separation from service and attaining age 55; (ii) partial or complete redemptions in connection with a qualifying loan or hardship withdrawal; (iii) complete redemptions in connection with termination of employment, plan termination or transfer to another employer's plan or IRA; and (iv) redemptions resulting from the return of an excess contribution. Also, the following redemptions of shares held in an IRA account are excluded from the application of the Frequent Trading Policy: (i) redemptions made pursuant to an IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Code Section 72(t)(A)(iv) prior to age 59 1/2; and (ii) redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account.

DISCLOSURE OF PORTFOLIO HOLDINGS

   The Nuveen Mutual Funds have adopted a portfolio holdings disclosure policy which governs the dissemination of each Fund's portfolio holdings. In accordance with this policy, the Funds may provide portfolio holdings information to third parties no earlier than the time a report is filed with the SEC that is required to contain such information or one day after the information is posted on the Funds' publicly accessible website, www.nuveen.com. Currently, each Fund publishes on the website complete portfolio holdings information as of the end of each month. For Municipal Funds, this information is posted approximately 2-5 business days after the end of the month as of which the information is current and for all other Funds this information is posted approximately 2-5 business days after the end of the month following the month as of which the information is current. Additionally, all Funds publish on the website a list of top ten holdings as of the end of each month, approximately 2-5 business days after the end of the month for which the information is current. This information will remain available on the website at least until a Fund files with the SEC its Form N-CSR or Form N-Q for the period that includes the date as of which the website information is current.

   Additionally, the Funds may disclose portfolio holdings information that has not been included in a filing with the SEC or posted on the Funds' website (i.e., non-public portfolio holdings information) only if there is a legitimate business purpose for doing so and if the recipient is required, either by explicit agreement or by virtue of the recipient's duties to the Funds as an agent or service provider, to maintain the confidentiality of the information and to not use the information in an improper manner (e.g., personal trading). In this connection, the Funds may disclose on an ongoing basis non-public portfolio holdings information in the normal course of their investment and administrative operations to various service providers, including their investment adviser and/or subadviser(s), independent registered public accounting firm, custodian, financial printer (R. R. Donnelley Financial and Financial Graphic Services), proxy voting service(s) (including Institutional Shareholder Services, ADP Investor Communication Services, and Glass, Lewis & Co.), and to the legal counsel for the Funds' independent trustees (Chapman & Cutler). Also, the Funds' investment adviser may transmit to Vestek Systems, Inc. daily non-public portfolio holdings information on a next-day basis to enable the investment adviser to perform portfolio attribution analysis using Vestek's systems and software programs. Vestek is also provided with non-public portfolio holdings information on a monthly basis approximately 2-3 business days after the end of each month so that Vestek may calculate and provide certain statistical information (but not the non-public holdings information itself) to its clients (including retirement plan sponsors or their consultants). The Funds' investment adviser and/or subadvisers may also provide certain portfolio holdings information to broker-dealers from time to time in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities. In providing this information, reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken in an effort to avoid potential misuse of the disclosed information.

   Non-public portfolio holdings information may be provided to other persons if approved by the Funds' Chief Administrative Officer or Secretary upon a determination that there is a legitimate business purpose for doing so, the disclosure is consistent with the interests of the Funds, and the recipient is obligated to maintain the confidentiality of the information and not misuse it.

   Compliance officers of the Funds and their investment adviser and subadviser(s) periodically monitor overall compliance with the policy to ascertain whether portfolio holdings information is disclosed in a manner that is consistent with the Funds' policy. Reports are made to the Funds' Board of Trustees on an annual basis.

   There is no assurance that the Funds' policies on portfolio holdings information will protect the Funds from the potential misuse of portfolio holdings information by individuals or firms in possession of such information.

General Matters

   The Funds may encourage registered representatives and their firms to help apportion their assets among bonds, stocks and cash, and may seek to participate in programs that recommend a portion of their assets be invested in tax-free, fixed income securities.

   In addition to the types of compensation to dealers to promote sales of fund shares that are described in the Prospectus, Nuveen may from time to time make additional reallowances only to certain authorized dealers who sell or are expected to sell certain minimum amounts of shares of the Nuveen Mutual Funds during specified time periods. Promotional support may include providing sales literature to and holding informational or educational programs for the benefit of such Authorized Dealers' representatives, seminars for the public, and advertising and sales campaigns. Nuveen may reimburse a participating Authorized Dealer for up to one-half of specified media costs incurred in the placement of advertisements which jointly feature the Authorized Dealer and Nuveen Funds and Nuveen Defined Portfolios.

   Such reimbursement will be based on the number of Nuveen Fund shares sold, the dollar amounts of such sales, or a combination of the foregoing, during the prior calendar year according to an established schedule. Any such support or reimbursement would be provided by Nuveen out of its own assets, and not out of the assets of the Funds, and will not change the price an investor pays for shares or the amounts that a Fund will receive from such a sale.

   To help advisors and investors better understand and most efficiently use the Funds to reach their investment goals, the Funds may advertise and create specific investment programs and systems. For example, this may include information on how to use the Funds to accumulate assets for future education needs or periodic payments such as insurance premiums. The Funds may produce software, electronic information sites, or additional sales literature to promote the advantages of using the Funds to meet these and other specific investor needs.

   The Funds have authorized one or more brokers to accept on their behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee accepts the order. Customer orders received by such broker (or their designee) will be priced at the Funds' net asset value next computed after they are accepted by an authorized broker (or their designee). Orders accepted by an authorized broker (or their designee) before the close of regular trading on the NYSE will receive that day's share price; orders accepted after the close of trading will receive the next business day's share price.

   In addition, you may exchange Class R Shares of any Fund for Class A Shares of the same Fund without a sales charge if the current net asset value of those Class R Shares is at least $3,000 or you already own Class A Shares of that Fund.

   Shares will be registered in the name of the investor or the investor's financial advisor. A change in registration or transfer of shares held in the name of a financial advisor may only be made by an order in good form from the financial advisor acting on the investor's behalf.

   For more information on the procedure for purchasing shares of a Fund and on the special purchase programs available thereunder, see "How to Buy Shares" and "Systematic Investing" in the applicable Prospectus.

   If you choose to invest in a Fund, an account will be opened and maintained for you by Boston Financial Data Services ("BFDS"), the Funds' shareholder services agent. Shares will be registered in the name of the investor or the investor's financial advisor. A change in registration or transfer of shares held in the name of a financial advisor may only be made by an order in good standing form from the financial advisor acting on the investor's behalf. Each Fund reserves the right to reject any purchase order and to waive or increase minimum investment requirements.

   The Funds will no longer issue share certificates. For certificated shares previously issued, a fee of 1% of the current market value will be charged if the certificate is lost, stolen, or destroyed. The fee is paid to Seaboard Surety Company for insurance of the lost, stolen or destroyed certificate.


   Nuveen serves as the principal underwriter of the shares of the Funds pursuant to a "best efforts" arrangement as provided by a distribution agreement with the Nuveen Flagship Multistate Trust I, dated February 1, 1997 and last renewed on July 28, 2005 ("Distribution Agreement"). Pursuant to the Distribution Agreement, the Trust appointed Nuveen to be its agent for the distribution of the Funds' shares on a continuous offering basis. Nuveen sells shares to or through brokers, dealers, banks or other qualified financial intermediaries (collectively referred to as "Dealers"), or others, in a manner consistent with the then effective registration statement of the Trust. Pursuant to the Distribution Agreement, Nuveen, at its own expense, finances certain activities incident to the sale and distribution of the Funds' shares, including printing and distributing of prospectuses and statements of additional information to other than existing shareholders, the printing and distributing of sales literature, advertising and payment of compensation and giving of concessions to Dealers. Nuveen receives for its services the excess, if any, of the sales price of the Funds' shares less the net asset value of those shares, and reallows a majority or all of such amounts to the Dealers who sold the shares; Nuveen may act as such a Dealer. Nuveen also receives compensation pursuant to a distribution plan adopted by the Trust pursuant to Rule 12b-1 and described herein under "Distribution and Service Plan." Nuveen receives any CDSCs imposed on redemptions of shares.


   The following table sets forth the aggregate amount of underwriting commissions with respect to the sale of Fund shares and the amount thereof retained by Nuveen for each of the Funds for the last three fiscal years. All figures are to the nearest thousand.


                                             Year Ended            Year Ended            Year Ended
                                            May 31, 2003          May 31, 2004          May 31, 2005
                                        --------------------- --------------------- ---------------------
                                                      Amount                Amount                Amount
                                         Amount of   Retained  Amount of   Retained  Amount of   Retained
                                        Underwriting    By    Underwriting    By    Underwriting    By
Fund                                    Commissions   Nuveen  Commissions   Nuveen  Commissions   Nuveen
----                                    ------------ -------- ------------ -------- ------------ --------
Nuveen Arizona Municipal Bond Fund.....     $205       $ 8        $135       $20        $135       $18
Nuveen Colorado Municipal Bond Fund....       49         7          43         6          82        11
Nuveen Florida Municipal Bond Fund.....      489        27         350        48         237        33
Nuveen Maryland Municipal Bond Fund....      174        15         195        29         112        15
Nuveen New Mexico Municipal Bond Fund..      100        14          77        12          71        11
Nuveen Pennsylvania Municipal Bond Fund      196        27         109        14         110        13
Nuveen Virginia Municipal Bond Fund....      339        39         264        35         267        34


Other compensation to certain dealers

   NAM, at its own expense, currently provides additional compensation to investment dealers who distribute shares of the Nuveen Mutual Funds. The level of payments made to a particular dealer in any given year will vary and will comprise an amount equal to (a) up to .25% of fund sales by that dealer; and/or
(b) up to .12% of assets attributable to that dealer. A number of factors will be considered in determining the level of payments as enumerated in the Prospectus. NAM makes these payments to help defray marketing and distribution costs incurred by particular dealers in connection with the sale of Nuveen Funds, including costs associated with educating a firm's financial advisors about the features and benefits of Nuveen Funds. NAM will, on an annual basis, determine the advisability of continuing these payments. Additionally, NAM may also directly sponsor various meetings that facilitate educating financial advisors and shareholders about the Nuveen Funds.

In 2005, NAM expects that it will pay additional compensation to the following dealers:


      A.G. Edwards & Sons, Inc.
      American Express Financial Advisors Inc.
      Merrill Lynch, Pierce, Fenner & Smith, Inc.
      Morgan Stanley DW Inc.
      Prudential Investments LLC
      Raymond James Group
      Smith Barney
      UBS Financial Services Inc.
      Wachovia Securities LLC

DISTRIBUTION AND SERVICE PLAN


   The Funds have adopted a plan (the "12b-1 Plan") pursuant to Rule 12b-1 under the 1940 Act, which provides that Class B Shares and Class C Shares will be subject to an annual distribution fee, and that Class A Shares, Class B Shares and Class C Shares will be subject to an annual service fee. Class R Shares will not be subject to either distribution or service fees.



   The distribution fee applicable to Class B and Class C Shares under each Fund's 12b-1 Plan will be payable to compensate Nuveen for services and expenses incurred in connection with the distribution of Class B and Class C Shares, respectively. These expenses include payments to Authorized Dealers, including Nuveen, who are brokers of record with respect to the Class B and Class C Shares, as well as, without limitation, expenses of printing and distributing prospectuses to persons other than shareholders of the Fund, expenses of preparing, printing and distributing advertising and sales literature and reports to shareholders used in connection with the sale of Class B and Class C Shares, certain other expenses associated with the distribution of Class B and Class C Shares, and any distribution-related expenses that may be authorized from time to time by the Board of Trustees.



   The service fee applicable to Class A Shares, Class B Shares and Class C Shares under each Fund's 12b-1 Plan will be payable to Authorized Dealers in connection with the provision of ongoing account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries and providing other personal services to shareholders.



   Each Fund may spend up to .20 of 1% per year of the average daily net assets of Class A Shares as a service fee under the 12b-1 Plan applicable to Class A Shares. Each Fund may spend up to .75 of 1% per year of the average daily net assets of Class B Shares as a distribution fee and up to .20 of 1% per year of the average daily net assets of Class B Shares as a service fee under the 12b-1 Plan applicable to Class B Shares. Each Fund may spend up to .55 of 1% per year of the average daily net assets of Class C Shares as a distribution fee and up to .20 of 1% per year of the average daily net assets of Class C Shares as a service fee under the 12b-1 Plan applicable to Class C Shares.

   During the fiscal year ended May 31, 2005, the Funds incurred 12b-1 fees pursuant to their respective 12b-1 Plans in the amounts set forth in the table below. For this period, substantially all of the 12b-1 service fees on Class A Shares were paid out as compensation to Authorized Dealers for providing services to shareholders relating to their investments. To compensate for commissions advanced to Authorized Dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees on Class B Shares, and all 12b-1 service and distribution fees on Class C Shares during the first year following a purchase are retained by Nuveen. After the first year following a purchase, 12b-1 service fees on Class B Shares and 12b-1 service and distribution fees on Class C Shares are paid to Authorized Dealers.


                                                        Compensation
                                                          Paid to
                                                         Authorized
                                                          Dealers
                                                         During the
                                                         Year Ended
                                                        May 31, 2005
                                                        ------------
Nuveen Arizona Municipal Bond Fund:
   Class A.............................................   $138,168
   Class B.............................................     50,717
   Class C.............................................     61,454
Nuveen Colorado Municipal Bond Fund:
   Class A.............................................   $ 64,325
   Class B.............................................     54,435
   Class C.............................................     37,682
Nuveen Florida Municipal Bond Fund:
   Class A.............................................   $393,047
   Class B.............................................    261,497
   Class C.............................................    224,873
Nuveen Maryland Municipal Bond Fund:
   Class A.............................................   $ 83,289
   Class B.............................................    137,692
   Class C.............................................    111,935
Nuveen New Mexico Municipal Bond Fund:
   Class A.............................................   $ 84,362
   Class B.............................................     49,271
   Class C.............................................     43,072
Nuveen Pennsylvania Municipal Bond Fund:
   Class A.............................................   $134,315
   Class B.............................................    114,406
   Class C.............................................    185,818
Nuveen Virginia Municipal Bond Fund:
   Class A.............................................   $304,102
   Class B.............................................    194,917
   Class C.............................................    171,560



   Under each Fund's 12b-1 Plan, the Fund will report quarterly to the Board of Trustees for its review all amounts expended per class of shares under the 12b-1 Plan. The 12b-1 Plan may be terminated at any time with respect to any class of shares, without the payment of any penalty, by a vote of a majority of the trustees who are not "interested persons" and who have no direct or indirect financial interest in the 12b-1 Plan or by vote of a majority of the outstanding voting securities of such class. The 12b-1 Plan may be renewed from year to year if approved by a vote of the Board of Trustees and a vote of the non-interested trustees who have no direct or indirect financial interest in the 12b-1 Plan cast in person at a meeting called for the purpose of voting on the 12b-1 Plan. The 12b-1 Plan may be continued only if the trustees who vote to approve such continuance conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under applicable law, that there is a reasonable likelihood that the 12b-1 Plan will benefit the Fund and its shareholders. The 12b-1 Plan may not be amended to increase materially the cost that a class of shares may bear under the 12b-1 Plan without the approval of the shareholders of the affected class, and any other material amendments of the 12b-1 Plan must be approved by the non-interested trustees by a vote cast in person at a meeting called for the purpose of considering such amendments. During the continuance of the 12b-1 Plan, the selection and nomination of the non-interested trustees of the Trust will be committed to the discretion of the non-interested trustees then in office.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM, CUSTODIAN AND TRANSFER AGENT


   PricewaterhouseCoopers LLP, independent registered public accounting firm, One North Wacker Drive, Chicago, Illinois, 60606, has been selected as auditors for the Trust. In addition to audit services, the auditors provide assistance on accounting, internal control, tax and related matters. The financial statements incorporated by reference elsewhere in this Statement of Additional Information and the information for prior periods set forth under "Financial Highlights" in the Prospectus have been audited by the respective auditors as indicated in their reports with respect thereto, and are included in reliance upon the authority of those firms in giving their reports.


   The custodian of the Funds' assets is State Street Bank & Trust Company, 1 Federal Street, 2nd Floor, Boston, Massachusetts 02110. The custodian performs custodial, fund accounting, and portfolio accounting services.

   The Funds' transfer, shareholder services, and dividend paying agent is Boston Financial Data Services, Inc., 66 Brooks Drive, Braintree, Massachusetts 02184.

FINANCIAL STATEMENTS

   The audited financial statements for each Fund's most recent fiscal year appear in each Fund's Annual Report. Each Fund's Annual Report accompanies this Statement of Additional Information.

APPENDIX A

Ratings of Investments

   The four highest ratings of Moody's for Municipal Obligations are Aaa, Aa, A and Baa. Municipal Obligations rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to Municipal Obligations that are of "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat greater than in Aaa rated Municipal Obligations. The Aaa and Aa rated Municipal Obligations comprise what are generally known as "high grade bonds." Municipal Obligations that are rated A by Moody's possess many favorable investment attributes and are considered upper medium grade obligations. Factors giving security to principal and interest of A rated Municipal Obligations are considered adequate, but elements may be present, that suggest a susceptibility to impairment sometime in the future. Municipal Obligations rated Baa by Moody's are considered medium grade obligations (i.e., they are neither highly protected nor poorly secured). Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Moody's bond rating symbols may contain numerical modifiers of a generic rating classification. The modifier 1 indicates that the bond ranks at the high end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its general rating category.

   The four highest ratings of S&P for Municipal Obligations are AAA, AA, A and BBB. Municipal Obligations rated AAA have a strong capacity to pay principal and interest. The rating of AA indicates that capacity to pay principal and interest is very strong and such bonds differ from AAA issues only in small degree. The category of A describes bonds that have a strong capacity to pay principal and interest, although such bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. The BBB rating is the lowest "investment grade" security rating by S&P. Municipal Obligations rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas such bonds normally exhibit adequate protection parameters, adverse economic conditions are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

   The four highest ratings of Fitch for Municipal Obligations are AAA, AA, A and BBB. Municipal Obligations rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Municipal Obligations rated AA are considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because Municipal Obligations rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+." Municipal Obligations rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Municipal Obligations rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

   The "Other Corporate Obligations" category of temporary investments are corporate (as opposed to municipal) debt obligations rated AAA by S&P or Aaa by Moody's. Corporate debt obligations rated AAA by S&P have an extremely strong capacity to pay principal and interest. The Moody's corporate debt rating of Aaa is comparable to that set forth above for Municipal Obligations.

   Subsequent to its purchase by a Fund, an issue may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event requires the elimination of such obligation from a Fund's portfolio, but NAM will consider such an event in its determination of whether the Fund should continue to hold such obligation.

APPENDIX B

DESCRIPTION OF HEDGING TECHNIQUES

   Set forth below is additional information regarding the various Fund's defensive hedging techniques and use of repurchase agreements.

Futures and Index Transactions

   Financial Futures. A financial future is an agreement between two parties to buy and sell a security for a set price on a future date. They have been designed by boards of trade that have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC").

   The purchase of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. When a Fund purchases a financial future, it deposits in cash or securities an "initial margin" of between 1% and 5% of the contract amount. Thereafter, the Fund's account is either credited or debited on a daily basis in correlation with the fluctuation in price of the underlying future or other requirements imposed by the exchange in order to maintain an orderly market. The Fund must make additional payments to cover debits to its account and has the right to withdraw credits in excess of the liquidity, the Fund may close out its position at any time prior to expiration of the financial future by taking an opposite position. At closing a final determination of debits and credits is made, additional cash is paid by or to the Fund to settle the final determination and the Fund realizes a loss or gain depending on whether on a net basis it made or received such payments.

   The sale of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. For example, if a Fund owns long-term bonds and interest rates were expected to increase, it might sell financial futures. If interest rates did increase, the value of long-term bonds in the Fund's portfolio would decline, but the value of the Fund's financial futures would be expected to increase at approximately the same rate thereby keeping the net asset value of the Fund from declining as much as it otherwise would have.

   Among the risks associated with the use of financial futures by the Funds as a hedging device, perhaps the most significant is the imperfect correlation between movements in the price of the financial futures and movements in the price of the debt securities that are the subject of the hedge.

   Thus, if the price of the financial future moves less or more than the price of the securities that are the subject of the hedge, the hedge will not be fully effective. To compensate for this imperfect correlation, the Fund may enter into financial futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility of the financial futures. Conversely, the Fund may enter into fewer financial futures if the historical volatility of the price of the securities being hedged is less than the historical volatility of the financial futures.

   The market prices of financial futures may also be affected by factors other than interest rates. One of these factors is the possibility that rapid changes in the volume of closing transactions, whether due to volatile markets or movements by speculators, would temporarily distort the normal relationship between the markets in the financial future and the chosen debt securities. In these circumstances as well as in periods of rapid and large price movements. The Fund might find it difficult or impossible to close out a particular transaction.

   Options on Financial Futures. The Funds may also purchase put or call options on financial futures that are traded on a U.S. Exchange or board of trade and enter into closing transactions with respect to such options to terminate an existing position. Currently, options can be purchased with respect to financial futures on U.S. Treasury Bonds on The Chicago Board of Trade. The purchase of put options on financial futures is analogous to the purchase of put options by a Fund on its portfolio securities to hedge against the risk of rising interest rates. As with options on debt securities, the holder of an option may terminate his position by selling an option of the same Fund. There is no guarantee that such closing transactions can be effected.

Index Contracts

   Index Futures. A tax-exempt bond index, which assigns relative values to the tax-exempt bonds included in the index, is traded on the Chicago Board of Trade. The index fluctuates with changes in the market values of all tax-exempt bonds included rather than a single bond. An index future is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash--rather than any security--equal to specified dollar amount times the difference between the index value at the close of the last trading day of the contract and the price at which the index future was originally written. Thus, an index future is similar to traditional financial futures except that settlement is made in cash.

   Index Options. The Funds may also purchase put or call options on U.S. Government or tax-exempt bond index futures and enter into closing transactions with respect to such options to terminate an existing position. Options on index futures are similar to options on debt instruments except that an option on an index future gives the purchaser the right, in return for the premium paid, to assume a position in an index contract rather than an underlying security at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance of the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, is less than the exercise price of the option on the index future.

   Bond index futures and options transactions would be subject to risks similar to transactions in financial futures and options thereon as described above. No series will enter into transactions in index or financial futures or related options unless and until, in the Adviser's opinion, the market for such instruments has developed sufficiently.

Repurchase Agreements

   A Fund may invest temporarily up to 5% of its assets in repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. The Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers, provided that such banks or dealers meet the creditworthiness standards established by the Fund's board of trustees ("Qualified Institutions"). The Adviser will monitor the continued creditworthiness of Qualified Institutions, subject to the oversight of the Fund's board of trustees.

   The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

   The resale price reflects the purchase price plus an agreed upon market rate of interest that is unrelated to the coupon rate or date of maturity of the purchased security. The collateral is marked to market daily. Such agreements permit the Fund to keep all its assets earning interest while retaining "overnight" flexibility in pursuit of investments of a longer-term nature.

Swap Agreements

   Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or swapped between the parties are calculated with respect to a notional amount (the amount or value of the underlying asset used in computing the particular interest rate, return, or other amount to be exchanged) in a particular foreign currency, or in a basket of securities representing a particular index. Swap agreements may include (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate or cap; (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level or floor; and
(iii) interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

   A Fund may enter into interest rate, credit default, securities index, commodity, or security and currency exchange rate swap agreements for any purpose consistent with the Fund's investment objective, such as for the purpose of attempting to obtain, enhance, or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. The Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date.

   Whether the Fund's use of swap agreements will be successful in furthering its investment objective will depend, in part, on the ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments and the changes in the future values, indices, or rates covered by the swap agreement. Swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter swap agreements only with counterparties that the Adviser reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. Certain restrictions imposed on the Fund by the Internal Revenue Code of 1986 may limit the Fund's ability to use swap agreements. The swap market is largely unregulated.

                                                                  MAI-MSI-0905D

--------------------------------------------------------------------------------

Nuveen Investments
Municipal Bond Funds
--------------------------------------------------------------------------------
                                               Annual Report dated May 31, 2005
                                             -----------------------------------

Dependable, tax-free income because it's not what you earn, it's what you keep.(R)

[PHOTO]



Nuveen Arizona Municipal Bond Fund
Nuveen Colorado Municipal Bond Fund
Nuveen New Mexico Municipal Bond Fund

[LOGO] Nuveen Investments

[PHOTO]



NOW YOU CAN RECEIVE YOUR
NUVEEN INVESTMENTS FUND REPORTS FASTER.

NO MORE WAITING.
SIGN UP TODAY TO RECEIVE NUVEEN INVESTMENTS FUND INFORMATION BY E-MAIL.
It only takes a minute to sign up for E-Reports. Once enrolled, you'll receive an e-mail as soon as your Nuveen Investments Fund information is ready -- no more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report, and save it on your computer if your wish.

[LOGO]

IT'S FAST, EASY & FREE:
www.investordelivery.com
if you get your Nuveen Investments Fund dividends and statements from your financial advisor or brokerage account.

(Be sure to have the address sheet that accompanied this report handy. You'll need it to complete the enrollment process.)
                                      OR
www.nuveen.com/accountaccess
if you get your Nuveen Investments Fund dividends and statements directly from Nuveen Investments.
[LOGO]

                                                  ------------------------------
  Must be preceded by or accompanied by a prospectus.
                            NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

[PHOTO]

Timothy R. Schwertfeger

Dear Shareholder,

Once again, I am pleased to report that over the most recent reporting period your Fund continued to provide you with attractive tax-free monthly income. For more specific information about the performance of your Fund, please see the Portfolio Manager's Comments and Fund Spotlight sections of this report.

With long-term interest rates still relatively low, many have begun to wonder whether interest rates will rise, and whether that possibility should cause them to adjust their holdings of fixed-income investments. No one knows what the future will bring, which is why we think a well-balanced portfolio that is structured and carefully monitored with the help of an investment professional is an important component in achieving your long-term financial goals. A well-diversified portfolio may actually help to reduce your overall investment risk, and we believe that municipal bond investments like your Nuveen Investments Fund can be important building blocks in a portfolio crafted to perform well through a variety of market conditions.

Some of you may have heard that in April, 2005, The St. Paul Travelers Companies, Inc., which owned 79% of Nuveen Investments, Inc. (the parent of your Fund's investment adviser) completed a public offering of a substantial portion of its equity stake in Nuveen. At the same time, St. Paul Travelers also entered into agreements to sell the balance of its shares in Nuveen to us or to others at a future date.

These transactions will have no impact on the investment objectives or management of your Fund. However, taken as a whole they are considered to be an "assignment" of your Fund's investment management agreement. This means that you and your fellow Fund shareholders have been asked to formally approve the continuation of your Fund's management contract with Nuveen. You should have already received proxy materials asking for such approval in recent weeks.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,
/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board

July 14, 2005



       "No one knows what the future will bring, which is why we think a well-balanced portfolio . . . is an important component in achieving your long-term financial goals."


                             Annual Report  Page 1

  Portfolio Manager's Comments

  for the Nuveen Arizona, Colorado, and New Mexico Municipal Bond Funds

  Portfolio manager Scott Romans examines economic and market conditions, key investment strategies, and the performance of the Nuveen Arizona, Colorado, and New Mexico Municipal Bond Funds. Scott, who has 5 years of investment experience, has managed the Funds since 2003.

--------------------------------------------------------------------------------

What factors had the greatest influence on the U.S. economy and the municipal market during the 12-month reporting period ended May 31, 2005?

The U.S. economy continued to see solid growth during the past 12 months. Gross domestic product, a measure of the goods and services produced in a nation, grew at an annualized rate of 3.3 percent during the second quarter of 2004,
4.0 percent during the year's third quarter, 3.8 percent in the fourth quarter, and 3.8 percent during the first quarter of 2005. The economy grew despite high energy prices, which fell in the final months of 2004 but rose sharply throughout most of the rest of the period. As another sign of the continued recovering economy, employment trended upward. Nearly 275,000 jobs were created in April 2005, although the following month's increase was a much smaller 78,000 jobs. On May 31, 2005, the unemployment rate was 5.1 percent, below the
5.6 percent rate of a year earlier.

With the economy's expansion came increased concerns about rising inflation. When the period began, it was becoming increasingly apparent that consumer prices, led by the cost of gasoline, were rising. Beginning in June 2004, the Federal Reserve, worried about inflation, started to raise short-term interest rates for the first time in more than four years. During the 12-month period, the Fed increased rates a total of eight times. By May 2005, the short-term federal funds rate stood at 3 percent, up from 1 percent at the start of the period. (After the end of the reporting period, the Fed raised the rate an additional 0.25 percent to 3.25 percent.)

Although inflation generally was rising, its rate of increase was seemingly in line with bond investors' expectations. Accordingly, investors correctly assumed that the Fed would continue its policy of "measured" interest rate hikes and would not need to raise rates more quickly. This confidence that inflation was manageable and that the Fed would proceed in a deliberate fashion supported long-term municipal bond prices, while their yields fell accordingly (a bond's yield and price move in opposite directions). By contrast, shorter-term municipal bond yields rose in line with the Fed's rate hikes. Lower-rated credits were among the best-performing securities in the municipal market during the period. Investors saw in these bonds opportunities to pick up additional income and were willing to take on additional credit risk to do so.

Throughout the period, supply of new municipal debt remained strong. Many issuers sought to take advantage of still-historically low interest rates to refinance outstanding obligations. During the first five months of 2005, for example, new municipal issuance totaled $164 billion, an increase of about 6 percent over new supply in the first five months of 2004.

How did the Funds perform during the 12 months ended May 31, 2005?

The table on the next page provides total return performance information for the three Funds discussed in this report for the one-year, five-year, and ten-year periods ended May 31, 2005. Each Fund's performance is compared with the national Lehman Brothers Municipal Bond Index, as well as with its Lipper peer fund category average. The

--------------------------------------------------------------------------------
The views expressed reflect those of the portfolio manager and are subject to change at any time, based on market and other conditions.

                             Annual Report  Page 2

Class A Shares--
Average Annual Total Returns as of 5/31/05
--------------------------------------------------------------------------------

                                                 1-Year 5-Year 10-Year
                                                 ---------------------
         Nuveen Arizona Municipal Bond Fund
         A Shares at NAV                          7.28%  6.42%   5.33%
         A Shares at Offer                        2.78%  5.51%   4.87%
         Lipper Arizona Municipal Debt Funds
           Category Average/1/                    6.61%  6.17%   5.07%
         Lehman Brothers Municipal Bond Index/2/  7.96%  7.30%   6.22%
         -------------------------------------------------------------

         Nuveen Colorado Municipal Bond Fund
         A Shares at NAV                          9.50%  7.00%   5.68%
         A Shares at Offer                        4.90%  6.08%   5.22%
         Lipper Colorado Municipal Debt Funds
           Category Average/1/                    7.05%  6.66%   5.47%
         Lehman Brothers Municipal Bond Index/2/  7.96%  7.30%   6.22%
         -------------------------------------------------------------

         Nuveen New Mexico Municipal Bond
           Fund
         A Shares at NAV                          9.41%  6.53%   5.38%
         A Shares at Offer                        4.83%  5.63%   4.93%
         Lipper Other States Municipal Debt
           Funds Category Average/1/              5.91%  5.95%   4.96%
         Lehman Brothers Municipal Bond Index/2/  7.96%  7.30%   6.22%
         -------------------------------------------------------------

Returns quoted represent past performance, which is no guarantee of future results. Returns at NAV would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Class A shares have a 4.2% maximum sales charge. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance, visit www.nuveen.com or call (800) 257-8787.

factors determining the performance of each Fund are discussed later in the report.

Although we believe that comparing the performance of a state Fund with that of a national municipal index may offer some insights into how the Fund performed relative to the general municipal market, we also think that closely comparing the results of a state Fund with a national average is imperfect since most of the national index's results come from out-of-state bonds.

Each Fund seeks to pay dividends at a rate that reflects the past and projected performance of the Fund. To permit a Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If the Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income
(UNII) as part of the Fund's net asset value. Conversely, if the Fund has cumulatively paid out dividends more than it has earned, the excess will constitute a negative UNII that will likewise be reflected in the Fund's net asset value. Each Fund will, over time, pay all its net investment income, as dividends to shareholders.

As of May 31, 2005, the Nuveen Arizona and New Mexico Municipal Bond Funds had negative UNII for financial statement purposes and positive UNII balances for tax purposes. Nuveen Colorado Municipal Bond Fund had positive UNII balances for both financial statement and tax purposes.

What type of economic environment did the three states profiled in this report experience during the period?

Arizona's economy continued to grow rapidly, benefiting from strong job growth and low business costs. In May 2005, the state's unemployment rate was 4.8 percent, below the national average and 0.2 percent better than the previous year. Governor Janet Napolitano's budget for the 2006 fiscal year reflects the state's continuing economic recovery as well as expectations for growing revenues. Arizona's revenues for 2004 fiscal year grew by 15 percent



--------------------------------------------------------------------------------

1For each Fund, the Lipper category average shown represents the average annualized total return for all reporting funds for the periods ended May 31, 2005. The Lipper categories contained 32, 32 and 22 funds in the Lipper Arizona Municipal Debt Funds Category, 27, 26 and 17 funds in the Lipper Colorado Municipal Debt Funds Category and 63, 55 and 33 funds in the Lipper Other States Municipal Debt Funds Category for the respective one-, five- and ten-year periods ended May 31, 2005. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in a Lipper Category.
2The Lehman Brothers Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

                             Annual Report  Page 3
compared to the previous year, while 2005 fiscal year revenues are projected to improve by 13 percent. For the first five months of 2005, Arizona's municipal issuance was $4.1 billion, a 23 percent year-over-year decline and well below the national supply increase of 6 percent. At period end, rating agencies Moody's and Standard & Poor's gave the state credit ratings of Aa3 and AA, respectively, with both maintaining a stable outlook on the state's finances.

Colorado, whose Standard & Poor's credit rating is AA-, saw its year-over-year issuance of new municipal debt increase by 7 percent during the first five months of 2005, in line with the national average. Although Colorado's economic recovery continued to lag the national pace, the state finally showed sustained economic growth during the reporting period. Colorado's unemployment rate was
5.3 percent in May 2005, slightly above average but an improvement over the state's May 2004 jobless rate of 5.5 percent. Colorado's tax revenues have grown moderately during the 2005 fiscal year, enabling the state to reduce its reliance on one-time revenues to balance the budget. The state does, however, face a potential budget gap for the 2006 fiscal year, indicating limited financial flexibility.

New Mexico's economy moderated but continued to outperform the national average. The health care industry remained a significant driver of growth in the state, and strong population growth has helped fuel a construction boom. New Mexico was one of only four states in the country that did not face a budget gap during the 2004 fiscal year. The state closed that year with a general fund balance of about $500 million. New Mexico balanced its $4.4 billion 2005 fiscal year budget through the use of tax cuts, the elimination of prior tax exemptions, and anticipated continued growth in projected revenues. Budget difficulties are on the horizon, however, with future deficits projected due to rising health care costs associated with New Mexico's growing retiree population. As of period end, the state's unemployment rate was 6 percent, 0.9 percent above the national average and 0.3 percent above New Mexico's jobless rate of the prior year. The state's debt issuance declined by 46 percent during the first five months of 2005. At period end, Moody's maintained a credit rating of Aa1 on New Mexico municipal debt, while Standard & Poor's maintained a AA+ rating.

What strategies were used to manage the Funds during the period? How did these strategies influence performance?

The total returns of all three Funds outperformed their Lipper peer group averages. Two of the three Funds also outperformed the national Lehman Brothers Municipal Bond Index, while the third, Arizona, lagged the Lehman Brothers index only modestly.

We pursued consistent management strategies across all three Funds, although our ability to implement our desired strategies varied depending on the types of securities available for purchase in each state. Among the broad themes to our management during the past 12 months were the following:

.. Duration management. We sought to preserve the Funds' duration, or sensitivity to changes in interest rates, within a target range. With the Fed continuing to raise short-term rates, we believed it was prudent to avoid making significant interest rate bets.

.. Reduction of concentrated credit positions. Throughout the past 12 months, credit spreads, the additional yield available to investors for taking on credit risk, narrowed considerably. As lower-rated bonds rallied, we took advantage of market conditions and reduced our holdings in securities that we believed had grown to occupy too large a weighting in the portfolio. Such a strategy allowed us to lock in some gains, reduce risk, and invest in parts of the market that offered more attractive value potential, in our view.

.. Yield curve positioning. We generally favored bonds in the long-intermediate part of the yield curve, with maturities of between 20 and 27 years tending to offer the most compelling value potential, although we believed the optimal range varied by state.

The Nuveen Arizona Municipal Bond Fund generated strong performance relative to its Lipper peer group average but lagged the national Lehman Brothers index. The Fund's results were hindered


                             Annual Report  Page 4
by our position in pre-refunded bonds, which have short maturities and lagged the market during a time of rising short-term yields and declining long-term yields (bond prices vary inversely with market yields). As the Fed continued to raise short-term rates throughout the period, we anticipated that the Fund's shortest pre-refunded holdings as well as our short-term escrowed bonds would underperform, leading us to reduce our weighting in these types of securities. By period end, we had successfully cut the Fund's position in pre-refunded bonds by half. On the positive side, the Fund benefited greatly from its lower-rated holdings, with our A-rated and BBB-rated exposure particularly helping results as fixed-income investors became more comfortable taking on credit risk.

Because we believed that the Fund was underrepresented in lower-rated bonds, we kept our eyes open for suitable BBB-rated positions to add to the portfolio. One new position purchased during the period was for the Estrella Mountain Ranch, a community facilities district whose bonds offered coupon income of
7.875 percent and mature in 2025. We also added premium-coupon, intermediate-maturity bonds with defensive structures, bonds with maturities of around 20 years and call dates between eight and ten years. During the period, we were able to find the types of Arizona securities we wished to add to the portfolio.

The Nuveen Colorado Municipal Bond Fund's performance comfortably surpassed that of the Lipper peer group average and the Lehman Brothers index. The Colorado Fund benefited from an overweighting in health care bonds, as well as strong security selection within the sector. The Fund's overweighting in the strong-performing BBB-rated sector also was very helpful for performance. For example, the Fund benefited from revenue bonds issued by Montrose Memorial Hospital, a BBB-rated issue offering a 6.375 percent coupon rate and maturing in 2023 which were part of the rally in lower-rated bonds during the reporting period. The Fund also benefited from its position in Bromley East Charter School bonds. This position was pre- refunded during the period and secured by U.S. Government securities, significantly improving its credit quality while causing its value to rise even as its income stream remained constant. (The downside is that the bonds usually are called and leave the portfolio sooner.)

Our portfolio management activity in the Colorado Fund was limited during the period because we were relatively comfortable with the portfolio's structure. When appropriate, we sold some of the portfolio's lower-coupon intermediate-maturity holdings and replaced them with premium-coupon bonds offering 20-year maturity dates, which we believed offered good value as the period progressed.

The Nuveen New Mexico Municipal Bond Fund enjoyed strong performance relative to the Lipper Other States Municipal Debt Funds Category Average as well as to the national Lehman Brothers index, thanks in large part to the Fund's relatively long duration and an underweighting in shorter-maturity bonds. This positioning boosted returns during a market environment in which long bonds outperformed their shorter counterparts. Our higher-coupon housing bonds, however, were modest detractors from performance. These securities slightly lagged the market because investors were unwilling to pay more for securities that were likely to be called in a low-interest-rate environment.

Because so much of the available supply in New Mexico tends to be higher-quality, many of our new purchases during the period were of AAA-rated bonds. About 6 percent of the portfolio was called-redeemed early by the issuer-during the past year. With the proceeds from these redemptions, we invested in high-quality New Mexico bonds with 15- to 20-year maturities, the part of the yield curve we believed offered particular value in the state. Although it can be challenging to find suitable investment opportunities in New Mexico, we were able to find bonds to add to the portfolio. We took advantage of this situation to reduce our weighting in tax-exempt Puerto Rico bonds at attractive prices, locking in recent price appreciation for the Fund and adding to our weighting of in-state bonds.


                             Annual Report  Page 5

     Nuveen Arizona Municipal Bond Fund

     Growth of an Assumed $10,000 Investment

                                    [CHART]

              Nuveen Connecticut    Nuveen Connecticut
             Municipal Bond Fund   Municipal Bond Fund    Lehman Brothers
                    (Offer)               (NAV)          Municipal Bond Index
             -------------------   -------------------   --------------------
 5/31/1995           $ 9,580           $10,000                 $10,000
 6/30/1995             9,402             9,814                   9,913
 7/31/1995             9,525             9,943                  10,007
 8/31/1995             9,640            10,063                  10,134
 9/30/1995             9,683            10,107                  10,198
10/31/1995             9,853            10,285                  10,346
11/30/1995            10,122            10,566                  10,518
12/31/1995            10,238            10,687                  10,619
 1/31/1996            10,264            10,714                  10,699
 2/29/1996            10,140            10,584                  10,627
 3/31/1996             9,954            10,391                  10,491
 4/30/1996             9,904            10,338                  10,461
 5/31/1996             9,984            10,421                  10,457
 6/30/1996            10,073            10,514                  10,571
 7/31/1996            10,172            10,618                  10,667
 8/31/1996            10,169            10,615                  10,665
 9/30/1996            10,325            10,778                  10,814
10/31/1996            10,426            10,883                  10,937
11/30/1996            10,621            11,087                  11,137
12/31/1996            10,557            11,020                  11,184
 1/31/1997            10,568            11,031                  11,205
 2/28/1997            10,670            11,138                  11,308
 3/31/1997            10,550            11,012                  11,157
 4/30/1997            10,644            11,110                  11,251
 5/31/1997            10,767            11,239                  11,420
 6/30/1997            10,881            11,358                  11,542
 7/31/1997            11,253            11,747                  11,862
 8/31/1997            11,121            11,608                  11,750
 9/30/1997            11,266            11,760                  11,890
10/31/1997            11,323            11,819                  11,966
11/30/1997            11,379            11,878                  12,037
12/31/1997            11,575            12,082                  12,213
 1/31/1998            11,702            12,215                  12,338
 2/28/1998            11,688            12,201                  12,342
 3/31/1998            11,673            12,185                  12,353
 4/30/1998            11,576            12,084                  12,298
 5/31/1998            11,798            12,316                  12,492
 6/30/1998            11,846            12,365                  12,541
 7/31/1998            11,861            12,381                  12,572
 8/31/1998            12,064            12,593                  12,767
 9/30/1998            12,225            12,761                  12,926
10/31/1998            12,210            12,745                  12,926
11/30/1998            12,246            12,783                  12,972
12/31/1998            12,266            12,804                  13,004
 1/31/1999            12,398            12,942                  13,159
 2/28/1999            12,318            12,858                  13,101
 3/31/1999            12,300            12,840                  13,119
 4/30/1999            12,360            12,901                  13,152
 5/31/1999            12,256            12,793                  13,076
 6/30/1999            11,989            12,514                  12,888
 7/31/1999            12,027            12,554                  12,934
 8/31/1999            11,877            12,397                  12,830
 9/30/1999            11,824            12,343                  12,836
10/31/1999            11,628            12,138                  12,697
11/30/1999            11,731            12,246                  12,832
12/31/1999            11,621            12,131                  12,735
 1/31/2000            11,523            12,028                  12,681
 2/29/2000            11,696            12,209                  12,828
 3/31/2000            11,996            12,522                  13,109
 4/30/2000            11,896            12,418                  13,031
 5/31/2000            11,796            12,313                  12,964
 6/30/2000            12,111            12,642                  13,307
 7/31/2000            12,299            12,838                  13,492
 8/31/2000            12,501            13,049                  13,700
 9/30/2000            12,435            12,980                  13,629
10/31/2000            12,556            13,106                  13,777
11/30/2000            12,619            13,172                  13,882
12/31/2000            12,906            13,472                  14,225
 1/31/2001            12,970            13,538                  14,366
 2/28/2001            13,022            13,593                  14,411
 3/31/2001            13,134            13,710                  14,541
 4/30/2001            12,971            13,540                  14,384
 5/31/2001            13,108            13,683                  14,539
 6/30/2001            13,234            13,814                  14,637
 7/31/2001            13,445            14,035                  14,854
 8/31/2001            13,682            14,282                  15,099
 9/30/2001            13,663            14,262                  15,047
10/31/2001            13,816            14,422                  15,226
11/30/2001            13,698            14,299                  15,098
12/31/2001            13,574            14,169                  14,955
 1/31/2002            13,767            14,370                  15,214
 2/28/2002            13,935            14,546                  15,398
 3/31/2002            13,664            14,263                  15,096
 4/30/2002            13,834            14,441                  15,390
 5/31/2002            13,903            14,513                  15,484
 6/30/2002            14,049            14,665                  15,648
 7/31/2002            14,234            14,858                  15,849
 8/31/2002            14,445            15,079                  16,039
 9/30/2002            14,748            15,395                  16,391
10/31/2002            14,443            15,076                  16,119
11/30/2002            14,317            14,945                  16,052
12/31/2002            14,624            15,265                  16,391
 1/31/2003            14,536            15,173                  16,349
 2/28/2003            14,764            15,411                  16,578
 3/31/2003            14,715            15,360                  16,588
 4/30/2003            14,811            15,461                  16,698
 5/31/2003            15,187            15,852                  17,088
 6/30/2003            15,028            15,687                  17,016
 7/31/2003            14,439            15,072                  16,420
 8/31/2003            14,563            15,201                  16,543
 9/30/2003            14,971            15,627                  17,029
10/31/2003            14,905            15,558                  16,943
11/30/2003            15,096            15,758                  17,120
12/31/2003            15,205            15,872                  17,262
 1/31/2004            15,302            15,972                  17,361
 2/29/2004            15,591            16,275                  17,622
 3/31/2004            15,494            16,174                  17,561
 4/30/2004            15,050            15,710                  17,145
 5/31/2004            15,006            15,664                  17,083
 6/30/2004            15,073            15,734                  17,145
 7/31/2004            15,268            15,937                  17,370
 8/31/2004            15,547            16,229                  17,718
 9/30/2004            15,630            16,315                  17,813
10/31/2004            15,755            16,445                  17,966
11/30/2004            15,581            16,265                  17,818
12/31/2004            15,801            16,494                  18,035
 1/31/2005            15,959            16,659                  18,204
 2/28/2005            15,870            16,566                  18,143
 3/31/2005            15,706            16,395                  18,029
 4/30/2005            15,939            16,638                  18,313
 5/31/2005            16,097            16,802                  18,443



================================================================================


     Nuveen Colorado Municipal Bond Fund

     Growth of an Assumed $10,000 Investment

                                    [CHART]

              Nuveen Colorado        Nuveen Colorado         Lehman Brothers
            Municipal Bond Fund       Municipal Bond            Municipal
              (Offer Price)              Fund (NAV)            Bond Index
            -------------------     ----------------         ---------------
 5/31/1995      $ 9,580                 $10,000                 $10,000
 6/30/1995        9,479                   9,895                   9,913
 7/31/1995        9,535                   9,953                  10,007
 8/31/1995        9,650                  10,073                  10,134
 9/30/1995        9,695                  10,120                  10,198
10/31/1995        9,869                  10,301                  10,346
11/30/1995       10,082                  10,524                  10,518
12/31/1995       10,216                  10,664                  10,619
 1/31/1996       10,271                  10,721                  10,699
 2/29/1996       10,174                  10,620                  10,627
 3/31/1996        9,977                  10,415                  10,491
 4/30/1996        9,920                  10,355                  10,461
 5/31/1996        9,976                  10,413                  10,457
 6/30/1996       10,061                  10,502                  10,571
 7/31/1996       10,147                  10,592                  10,667
 8/31/1996       10,161                  10,607                  10,665
 9/30/1996       10,340                  10,794                  10,814
10/31/1996       10,490                  10,950                  10,937
11/30/1996       10,711                  11,181                  11,137
12/31/1996       10,654                  11,121                  11,184
 1/31/1997       10,669                  11,136                  11,205
 2/28/1997       10,757                  11,229                  11,308
 3/31/1997       10,666                  11,133                  11,157
 4/30/1997       10,754                  11,226                  11,251
 5/31/1997       10,897                  11,375                  11,420
 6/30/1997       11,105                  11,592                  11,542
 7/31/1997       11,573                  12,080                  11,862
 8/31/1997       11,447                  11,949                  11,750
 9/30/1997       11,559                  12,066                  11,890
10/31/1997       11,683                  12,195                  11,966
11/30/1997       11,719                  12,233                  12,037
12/31/1997       11,924                  12,447                  12,213
 1/31/1998       12,060                  12,589                  12,338
 2/28/1998       12,042                  12,570                  12,342
 3/31/1998       12,056                  12,585                  12,353
 4/30/1998       11,971                  12,495                  12,298
 5/31/1998       12,187                  12,722                  12,492
 6/30/1998       12,214                  12,750                  12,541
 7/31/1998       12,262                  12,799                  12,572
 8/31/1998       12,458                  13,004                  12,767
 9/30/1998       12,609                  13,161                  12,926
10/31/1998       12,600                  13,152                  12,926
11/30/1998       12,638                  13,192                  12,972
12/31/1998       12,652                  13,206                  13,004
 1/31/1999       12,781                  13,341                  13,159
 2/28/1999       12,712                  13,269                  13,101
 3/31/1999       12,701                  13,258                  13,119
 4/30/1999       12,738                  13,297                  13,152
 5/31/1999       12,645                  13,200                  13,076
 6/30/1999       12,386                  12,929                  12,888
 7/31/1999       12,387                  12,930                  12,934
 8/31/1999       12,221                  12,757                  12,830
 9/30/1999       12,127                  12,659                  12,836
10/31/1999       11,865                  12,385                  12,697
11/30/1999       11,940                  12,463                  12,832
12/31/1999       11,804                  12,321                  12,735
 1/31/2000       11,660                  12,171                  12,681
 2/29/2000       11,809                  12,327                  12,828
 3/31/2000       12,034                  12,561                  13,109
 4/30/2000       11,974                  12,499                  13,031
 5/31/2000       11,865                  12,385                  12,964
 6/30/2000       12,142                  12,674                  13,307
 7/31/2000       12,332                  12,873                  13,492
 8/31/2000       12,499                  13,047                  13,700
 9/30/2000       12,463                  13,010                  13,629
10/31/2000       12,580                  13,132                  13,777
11/30/2000       12,634                  13,188                  13,882
12/31/2000       12,893                  13,458                  14,225
 1/31/2001       12,959                  13,528                  14,366
 2/28/2001       13,028                  13,599                  14,411
 3/31/2001       13,123                  13,698                  14,541
 4/30/2001       13,022                  13,593                  14,384
 5/31/2001       13,170                  13,748                  14,539
 6/30/2001       13,279                  13,861                  14,637
 7/31/2001       13,547                  14,141                  14,854
 8/31/2001       13,843                  14,450                  15,099
 9/30/2001       13,782                  14,386                  15,047
10/31/2001       13,880                  14,488                  15,226
11/30/2001       13,790                  14,395                  15,098
12/31/2001       13,674                  14,273                  14,955
 1/31/2002       13,841                  14,448                  15,214
 2/28/2002       13,966                  14,578                  15,398
 3/31/2002       13,709                  14,310                  15,096
 4/30/2002       13,959                  14,571                  15,390
 5/31/2002       14,030                  14,646                  15,484
 6/30/2002       14,185                  14,807                  15,648
 7/31/2002       14,327                  14,955                  15,849
 8/31/2002       14,469                  15,103                  16,039
 9/30/2002       14,696                  15,340                  16,391
10/31/2002       14,403                  15,035                  16,119
11/30/2002       14,376                  15,006                  16,052
12/31/2002       14,688                  15,332                  16,391
 1/31/2003       14,632                  15,274                  16,349
 2/28/2003       14,847                  15,498                  16,578
 3/31/2003       14,805                  15,454                  16,588
 4/30/2003       14,949                  15,605                  16,698
 5/31/2003       15,250                  15,919                  17,088
 6/30/2003       15,118                  15,781                  17,016
 7/31/2003       14,548                  15,186                  16,420
 8/31/2003       14,634                  15,275                  16,543
 9/30/2003       15,071                  15,732                  17,029
10/31/2003       15,025                  15,684                  16,943
11/30/2003       15,200                  15,867                  17,120
12/31/2003       15,302                  15,973                  17,262
 1/31/2004       15,463                  16,141                  17,361
 2/29/2004       15,758                  16,448                  17,622
 3/31/2004       15,663                  16,350                  17,561
 4/30/2004       15,222                  15,890                  17,145
 5/31/2004       15,198                  15,864                  17,083
 6/30/2004       15,341                  16,014                  17,145
 7/31/2004       15,576                  16,259                  17,370
 8/31/2004       15,887                  16,584                  17,718
 9/30/2004       16,000                  16,701                  17,813
10/31/2004       16,130                  16,837                  17,966
11/30/2004       15,967                  16,667                  17,818
12/31/2004       16,237                  16,948                  18,035
 1/31/2005       16,428                  17,148                  18,204
 2/28/2005       16,341                  17,057                  18,143
 3/31/2005       16,191                  16,901                  18,029
 4/30/2005       16,463                  17,184                  18,313
 5/31/2005       16,644                  17,374                  18,443



The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes, that a shareholder may pay on Fund distributions or the redemption of shares.

The index comparisons show the change in value of a $10,000 investment in the Class A shares of the Nuveen Funds compared with the Lehman Brothers Municipal Bond Index. Returns would be different for the other share classes. The Lehman Brothers Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds. The index does not reflect any initial or ongoing expenses. You cannot invest directly in an index. The Nuveen Funds' returns include reinvestment of all dividends and distributions, and the Funds' returns at the offer price depicted in the charts reflect the initial maximum sales charge applicable to A shares (4.20%) and all ongoing Fund expenses. The performance data quoted represents past performance, which is not indicative of future results. Current performance may be lower or higher than the performance shown.


                             Annual Report  Page 6

     Nuveen New Mexico Municipal Bond Fund

     Growth of an Assumed $10,000 Investment

                                    [CHART]

             Nuveen New Mexico       Nuveen New Mexico       Lehman Brothers
              Municipal Bond           Municipal Bond           Municipal
               Fund (Offer)              Fund (NAV)            Bond Index
             -----------------       -----------------       ---------------
 5/31/1995      $ 9,580                  $10,000                $10,000
 6/30/1995        9,410                    9,823                  9,913
 7/31/1995        9,491                    9,907                 10,007
 8/31/1995        9,601                   10,022                 10,134
 9/30/1995        9,653                   10,077                 10,198
10/31/1995        9,823                   10,254                 10,346
11/30/1995       10,002                   10,440                 10,518
12/31/1995       10,113                   10,556                 10,619
 1/31/1996       10,175                   10,621                 10,699
 2/29/1996       10,106                   10,549                 10,627
 3/31/1996        9,909                   10,344                 10,491
 4/30/1996        9,841                   10,273                 10,461
 5/31/1996        9,884                   10,318                 10,457
 6/30/1996        9,996                   10,434                 10,571
 7/31/1996       10,100                   10,543                 10,667
 8/31/1996       10,083                   10,525                 10,665
 9/30/1996       10,257                   10,707                 10,814
10/31/1996       10,373                   10,828                 10,937
11/30/1996       10,581                   11,045                 11,137
12/31/1996       10,521                   10,983                 11,184
 1/31/1997       10,514                   10,975                 11,205
 2/28/1997       10,641                   11,108                 11,308
 3/31/1997       10,487                   10,947                 11,157
 4/30/1997       10,583                   11,047                 11,251
 5/31/1997       10,764                   11,236                 11,420
 6/30/1997       10,861                   11,338                 11,542
 7/31/1997       11,236                   11,729                 11,862
 8/31/1997       11,078                   11,563                 11,750
 9/30/1997       11,219                   11,711                 11,890
10/31/1997       11,308                   11,804                 11,966
11/30/1997       11,386                   11,885                 12,037
12/31/1997       11,594                   12,103                 12,213
 1/31/1998       11,716                   12,230                 12,338
 2/28/1998       11,696                   12,209                 12,342
 3/31/1998       11,721                   12,235                 12,353
 4/30/1998       11,656                   12,167                 12,298
 5/31/1998       11,858                   12,378                 12,492
 6/30/1998       11,894                   12,415                 12,541
 7/31/1998       11,917                   12,440                 12,572
 8/31/1998       12,087                   12,616                 12,767
 9/30/1998       12,245                   12,782                 12,926
10/31/1998       12,212                   12,747                 12,926
11/30/1998       12,269                   12,807                 12,972
12/31/1998       12,282                   12,820                 13,004
 1/31/1999       12,395                   12,938                 13,159
 2/28/1999       12,325                   12,865                 13,101
 3/31/1999       12,336                   12,877                 13,119
 4/30/1999       12,393                   12,936                 13,152
 5/31/1999       12,300                   12,839                 13,076
 6/30/1999       12,102                   12,633                 12,888
 7/31/1999       12,125                   12,657                 12,934
 8/31/1999       11,926                   12,449                 12,830
 9/30/1999       11,868                   12,388                 12,836
10/31/1999       11,679                   12,191                 12,697
11/30/1999       11,763                   12,279                 12,832
12/31/1999       11,674                   12,185                 12,735
 1/31/2000       11,555                   12,061                 12,681
 2/29/2000       11,699                   12,212                 12,828
 3/31/2000       11,953                   12,477                 13,109
 4/30/2000       11,905                   12,427                 13,031
 5/31/2000       11,796                   12,314                 12,964
 6/30/2000       12,066                   12,595                 13,307
 7/31/2000       12,250                   12,787                 13,492
 8/31/2000       12,435                   12,980                 13,700
 9/30/2000       12,386                   12,929                 13,629
10/31/2000       12,486                   13,034                 13,777
11/30/2000       12,537                   13,086                 13,882
12/31/2000       12,838                   13,401                 14,225
 1/31/2001       12,926                   13,493                 14,366
 2/28/2001       12,977                   13,546                 14,411
 3/31/2001       13,079                   13,653                 14,541
 4/30/2001       12,965                   13,534                 14,384
 5/31/2001       13,106                   13,681                 14,539
 6/30/2001       13,210                   13,789                 14,637
 7/31/2001       13,403                   13,991                 14,854
 8/31/2001       13,611                   14,207                 15,099
 9/30/2001       13,520                   14,113                 15,047
10/31/2001       13,664                   14,263                 15,226
11/30/2001       13,547                   14,141                 15,098
12/31/2001       13,430                   14,018                 14,955
 1/31/2002       13,575                   14,170                 15,214
 2/28/2002       13,748                   14,350                 15,398
 3/31/2002       13,523                   14,116                 15,096
 4/30/2002       13,737                   14,339                 15,390
 5/31/2002       13,791                   14,395                 15,484
 6/30/2002       13,912                   14,522                 15,648
 7/31/2002       14,075                   14,692                 15,849
 8/31/2002       14,211                   14,834                 16,039
 9/30/2002       14,510                   15,146                 16,391
10/31/2002       14,156                   14,777                 16,119
11/30/2002       14,142                   14,762                 16,052
12/31/2002       14,444                   15,077                 16,391
 1/31/2003       14,319                   14,947                 16,349
 2/28/2003       14,526                   15,163                 16,578
 3/31/2003       14,525                   15,162                 16,588
 4/30/2003       14,678                   15,321                 16,698
 5/31/2003       14,983                   15,640                 17,088
 6/30/2003       14,896                   15,549                 17,016
 7/31/2003       14,315                   14,942                 16,420
 8/31/2003       14,411                   15,043                 16,543
 9/30/2003       14,792                   15,440                 17,029
10/31/2003       14,761                   15,408                 16,943
11/30/2003       14,930                   15,584                 17,120
12/31/2003       15,013                   15,671                 17,262
 1/31/2004       15,111                   15,774                 17,361
 2/29/2004       15,354                   16,028                 17,622
 3/31/2004       15,264                   15,934                 17,561
 4/30/2004       14,839                   15,489                 17,145
 5/31/2004       14,792                   15,440                 17,083
 6/30/2004       14,878                   15,530                 17,145
 7/31/2004       15,052                   15,712                 17,370
 8/31/2004       15,341                   16,013                 17,718
 9/30/2004       15,437                   16,114                 17,813
10/31/2004       15,609                   16,293                 17,966
11/30/2004       15,498                   16,177                 17,818
12/31/2004       15,732                   16,422                 18,035
 1/31/2005       15,936                   16,635                 18,204
 2/28/2005       15,853                   16,548                 18,143
 3/31/2005       15,741                   16,431                 18,029
 4/30/2005       16,023                   16,725                 18,313
 5/31/2005       16,183                   16,892                 18,443



The graph does not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes, that a shareholder may pay on Fund distributions or the redemption of shares.

The index comparisons show the change in value of a $10,000 investment in the Class A shares of the Nuveen Fund compared with the Lehman Brothers Municipal Bond Index. Returns would be different for the other share classes. The Lehman Brothers Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds. The index does not reflect any initial or ongoing expenses. You cannot invest directly in an index. The Nuveen Fund's returns include reinvestment of all dividends and distributions, and the Fund's returns at the offer price depicted in the chart reflects the initial maximum sales charge applicable to A shares (4.20%) and all ongoing Fund expenses. The performance data quoted represents past performance, which is not indicative of future results. Current performance may be lower or higher than the performance shown.


                             Annual Report  Page 7

  Fund Spotlight as of 5/31/05                Nuveen Arizona Municipal Bond Fund

================================================================================

    Quick Facts
                                        A Shares B Shares C Shares R Shares
    -----------------------------------------------------------------------
    NAV                                   $10.87   $10.85   $10.85   $10.86
    -----------------------------------------------------------------------
    Latest Monthly Dividend/1/           $0.0365  $0.0295  $0.0315  $0.0380
    -----------------------------------------------------------------------
    Latest Capital Gain Distribution/2/  $0.1643  $0.1643  $0.1643  $0.1643
    -----------------------------------------------------------------------
    Inception Date                      10/29/86  2/03/97  2/07/94  2/03/97
    -----------------------------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A and C share returns are actual. Class B and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Class B) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

                 Average Annual Total Returns as of 5/31/05
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 1-Year                           7.28%  2.78%
                 ---------------------------------------------
                 5-Year                           6.42%  5.51%
                 ---------------------------------------------
                 10-Year                          5.33%  4.87%
                 ---------------------------------------------
                 B Shares                      w/o CDSC w/CDSC
                 ---------------------------------------------
                 1-Year                           6.37%  2.37%
                 ---------------------------------------------
                 5-Year                           5.61%  5.45%
                 ---------------------------------------------
                 10-Year                          4.72%  4.72%
                 ---------------------------------------------
                 C Shares                           NAV
                 ---------------------------------------------
                 1-Year                           6.71%
                 ---------------------------------------------
                 5-Year                           5.83%
                 ---------------------------------------------
                 10-Year                          4.76%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 1-Year                           7.47%
                 ---------------------------------------------
                 5-Year                           6.61%
                 ---------------------------------------------
                 10-Year                          5.50%
                 ---------------------------------------------
                 Tax-Free Yields
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 Dividend Yield/3/                4.03%  3.86%
                 ---------------------------------------------
                 SEC 30-Day Yield/4/              3.35%  3.21%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/4,5/    4.89%  4.69%
                 ---------------------------------------------
                 B Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                3.26%
                 ---------------------------------------------
                 SEC 30-Day Yield                 2.61%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      3.81%
                 ---------------------------------------------
                 C Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                3.48%
                 ---------------------------------------------
                 SEC 30-Day Yield                 2.80%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      4.09%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                4.20%
                 ---------------------------------------------
                 SEC 30-Day Yield                 3.55%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      5.18%
                 ---------------------------------------------

                            Average Annual Total Returns as of 6/30/05
                            A Shares            NAV        Offer
                            ------------------------------------------
                            1-Year            7.45%        2.95%
                            ------------------------------------------
                            5-Year            5.99%        5.08%
                            ------------------------------------------
                            10-Year           5.59%        5.14%
                            ------------------------------------------
                            B Shares       w/o CDSC       w/CDSC
                            ------------------------------------------
                            1-Year            6.74%        2.74%
                            ------------------------------------------
                            5-Year            5.20%        5.04%
                            ------------------------------------------
                            10-Year           4.98%        4.98%
                            ------------------------------------------
                            C Shares            NAV
                            ------------------------------------------
                            1-Year            6.97%
                            ------------------------------------------
                            5-Year            5.42%
                            ------------------------------------------
                            10-Year           5.02%
                            ------------------------------------------
                            R Shares            NAV
                            ------------------------------------------
                            1-Year            7.64%
                            ------------------------------------------
                            5-Year            6.20%
                            ------------------------------------------
                            10-Year           5.76%
                            ------------------------------------------

            Portfolio Statistics
            Net Assets ($000)                                $98,340
            --------------------------------------------------------
            Average Effective Maturity on Securities (Years)   14.78
            --------------------------------------------------------
            Average Duration                                    5.15
            --------------------------------------------------------

--------------------------------------------------------------------------------
1Paid June 1, 2005. This is the latest monthly tax-exempt dividend declared during the period ended May 31, 2005.
2Paid December 3, 2004. Capital gains are subject to federal taxation.
3Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund's portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
4The SEC 30-Day Yield and Taxable Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund's policy permitting waiver of the A Share load in certain specified circumstances.
5The taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield on the Nuveen Investments Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 31.5%.

                             Annual Report  Page 8

  Fund Spotlight as of 5/31/05                Nuveen Arizona Municipal Bond Fund

================================================================================


Bond Credit Quality/1/

         [CHART]

AAA/U.S. Guaranteed      61.5%
AA                       15.2%
A                         9.7%
BBB                       7.9%
BB or Lower               4.0%
NR                        1.7%

Sectors/1/

                    Tax Obligation/Limited            21.0%
                    ---------------------------------------
                    Healthcare                        13.7%
                    ---------------------------------------
                    Tax Obligation/General            12.8%
                    ---------------------------------------
                    Utilities                         12.3%
                    ---------------------------------------
                    Housing/Multifamily               10.5%
                    ---------------------------------------
                    U.S. Guaranteed                   10.2%
                    ---------------------------------------
                    Water and Sewer                    8.6%
                    ---------------------------------------
                    Education and Civic Organizations  5.7%
                    ---------------------------------------
                    Other                              5.2%
                    ---------------------------------------

1As a percentage of total holdings as of May 31, 2005. Holdings are subject to change.

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                  Hypothetical Performance
                                             Actual Performance            (5% annualized return before expenses)
                                   --------------------------------------- ---------------------------------------

                                    A Shares  B Shares  C Shares  R Shares  A Shares  B Shares  C Shares  R Shares
------------------------------------------------------------------------------------------------------------------
Beginning Account Value (12/01/04) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
------------------------------------------------------------------------------------------------------------------
Ending Account Value (5/31/05)     $1,033.10 $1,028.20 $1,030.30 $1,034.00 $1,020.49 $1,016.85 $1,017.80 $1,021.49
------------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period    $    4.51 $    8.19 $    7.24 $    3.50 $    4.48 $    8.15 $    7.19 $    3.48
------------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized net expense ratio of .89%, 1.62%, 1.43% and .69% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                             Annual Report  Page 9

  Fund Spotlight as of 5/31/05               Nuveen Colorado Municipal Bond Fund

================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $10.56   $10.56   $10.54   $10.55
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0350  $0.0285  $0.0305  $0.0370
         --------------------------------------------------------------
         Inception Date              5/04/87  2/25/97  2/05/97  2/25/97
         --------------------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

                 Average Annual Total Returns as of 5/31/05
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 1-Year                           9.50%  4.90%
                 ---------------------------------------------
                 5-Year                           7.00%  6.08%
                 ---------------------------------------------
                 10-Year                          5.68%  5.22%
                 ---------------------------------------------
                 B Shares                      w/o CDSC w/CDSC
                 ---------------------------------------------
                 1-Year                           8.61%  4.61%
                 ---------------------------------------------
                 5-Year                           6.20%  6.04%
                 ---------------------------------------------
                 10-Year                          5.11%  5.11%
                 ---------------------------------------------
                 C Shares                           NAV
                 ---------------------------------------------
                 1-Year                           8.85%
                 ---------------------------------------------
                 5-Year                           6.43%
                 ---------------------------------------------
                 10-Year                          5.13%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 1-Year                           9.65%
                 ---------------------------------------------
                 5-Year                           7.22%
                 ---------------------------------------------
                 10-Year                          5.86%
                 ---------------------------------------------
                 Tax-Free Yields
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 Dividend Yield/2/                3.98%  3.81%
                 ---------------------------------------------
                 SEC 30-Day Yield/3/              3.37%  3.23%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/3,4/    4.92%  4.72%
                 ---------------------------------------------
                 B Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/2/                3.24%
                 ---------------------------------------------
                 SEC 30-Day Yield                 2.63%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/4/      3.84%
                 ---------------------------------------------
                 C Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/2/                3.47%
                 ---------------------------------------------
                 SEC 30-Day Yield                 2.83%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/4/      4.13%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/2/                4.21%
                 ---------------------------------------------
                 SEC 30-Day Yield                 3.57%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/4/      5.21%
                 ---------------------------------------------

                            Average Annual Total Returns as of 6/30/05
                            A Shares            NAV        Offer
                            ------------------------------------------
                            1-Year            9.26%        4.69%
                            ------------------------------------------
                            5-Year            6.66%        5.76%
                            ------------------------------------------
                            10-Year           5.86%        5.41%
                            ------------------------------------------
                            B Shares       w/o CDSC       w/CDSC
                            ------------------------------------------
                            1-Year            8.47%        4.47%
                            ------------------------------------------
                            5-Year            5.86%        5.70%
                            ------------------------------------------
                            10-Year           5.28%        5.28%
                            ------------------------------------------
                            C Shares            NAV
                            ------------------------------------------
                            1-Year            8.71%
                            ------------------------------------------
                            5-Year            6.06%
                            ------------------------------------------
                            10-Year           5.31%
                            ------------------------------------------
                            R Shares            NAV
                            ------------------------------------------
                            1-Year            9.51%
                            ------------------------------------------
                            5-Year            6.88%
                            ------------------------------------------
                            10-Year           6.04%
                            ------------------------------------------

            Portfolio Statistics
            Net Assets ($000)                                $43,722
            --------------------------------------------------------
            Average Effective Maturity on Securities (Years)   16.01
            --------------------------------------------------------
            Average Duration                                    5.86
            --------------------------------------------------------

--------------------------------------------------------------------------------
1Paid June 1, 2005. This is the latest monthly tax-exempt dividend declared during the period ended May 31, 2005.
2Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund's portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
3The SEC 30-Day Yield and Taxable Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund's policy permitting waiver of the A Share load in certain specified circumstances.
4The taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield on the Nuveen Investments Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 31.5%.

                            Annual Report  Page 10

  Fund Spotlight as of 5/31/05               Nuveen Colorado Municipal Bond Fund

================================================================================


Bond Credit Quality/1/


         [CHART]

AAA/U.S. Guaranteed      69.3%
AA                        9.2%
A                         3.6%
BBB                      11.5%
BB or Lower               1.5%
NR                        4.9%

Sectors/1/

                    Tax Obligation/General            24.2%
                    ---------------------------------------
                    U.S. Guaranteed                   19.5%
                    ---------------------------------------
                    Tax Obligation/Limited            18.3%
                    ---------------------------------------
                    Healthcare                        12.9%
                    ---------------------------------------
                    Education and Civic Organizations  8.0%
                    ---------------------------------------
                    Housing/Multifamily                5.5%
                    ---------------------------------------
                    Transportation                     3.8%
                    ---------------------------------------
                    Other                              7.8%
                    ---------------------------------------

1As a percentage of total holdings as of May 31, 2005. Holdings are subject to change.

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                  Hypothetical Performance
                                             Actual Performance            (5% annualized return before expenses)
                                   --------------------------------------- ---------------------------------------

                                    A Shares  B Shares  C Shares  R Shares  A Shares  B Shares  C Shares  R Shares
------------------------------------------------------------------------------------------------------------------
Beginning Account Value (12/01/04) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
------------------------------------------------------------------------------------------------------------------
Ending Account Value (5/31/05)     $1,042.40 $1,038.60 $1,039.80 $1,043.70 $1,020.39 $1,016.70 $1,017.70 $1,021.34
------------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period    $    4.63 $    8.39 $    7.37 $    3.67 $    4.58 $    8.30 $    7.29 $    3.63
------------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized net expense ratio of .91%, 1.65%, 1.45% and .72% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                            Annual Report  Page 11

  Fund Spotlight as of 5/31/05             Nuveen New Mexico Municipal Bond Fund

================================================================================

   Quick Facts
                                          A Shares B Shares C Shares R Shares
   --------------------------------------------------------------------------
   NAV                                      $10.57   $10.57   $10.58   $10.61
   --------------------------------------------------------------------------
   Latest Monthly Dividend/1/              $0.0355  $0.0290  $0.0305  $0.0370
   --------------------------------------------------------------------------
   Latest Ordinary Income Distribution/2/  $0.0002  $0.0002  $0.0002  $0.0002
   --------------------------------------------------------------------------
   Inception Date                          9/16/92  2/18/97  2/24/97  2/24/97
   --------------------------------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

                 Average Annual Total Returns as of 5/31/05
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 1-Year                           9.41%  4.83%
                 ---------------------------------------------
                 5-Year                           6.53%  5.63%
                 ---------------------------------------------
                 10-Year                          5.38%  4.93%
                 ---------------------------------------------
                 B Shares                      w/o CDSC w/CDSC
                 ---------------------------------------------
                 1-Year                           8.59%  4.59%
                 ---------------------------------------------
                 5-Year                           5.73%  5.57%
                 ---------------------------------------------
                 10-Year                          4.79%  4.79%
                 ---------------------------------------------
                 C Shares                           NAV
                 ---------------------------------------------
                 1-Year                           8.88%
                 ---------------------------------------------
                 5-Year                           5.96%
                 ---------------------------------------------
                 10-Year                          4.85%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 1-Year                           9.56%
                 ---------------------------------------------
                 5-Year                           6.74%
                 ---------------------------------------------
                 10-Year                          5.58%
                 ---------------------------------------------
                 Tax-Free Yields
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 Dividend Yield/3/                4.03%  3.86%
                 ---------------------------------------------
                 SEC 30-Day Yield/4/              3.56%  3.41%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/4,5/    5.27%  5.05%
                 ---------------------------------------------
                 B Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                3.29%
                 ---------------------------------------------
                 SEC 30-Day Yield                 2.82%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      4.18%
                 ---------------------------------------------
                 C Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                3.46%
                 ---------------------------------------------
                 SEC 30-Day Yield                 3.02%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      4.47%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                4.18%
                 ---------------------------------------------
                 SEC 30-Day Yield                 3.76%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      5.57%
                 ---------------------------------------------

                            Average Annual Total Returns as of 6/30/05
                            A Shares            NAV        Offer
                            ------------------------------------------
                            1-Year            9.56%        4.98%
                            ------------------------------------------
                            5-Year            6.20%        5.30%
                            ------------------------------------------
                            10-Year           5.65%        5.19%
                            ------------------------------------------
                            B Shares       w/o CDSC       w/CDSC
                            ------------------------------------------
                            1-Year            8.75%        4.75%
                            ------------------------------------------
                            5-Year            5.40%        5.24%
                            ------------------------------------------
                            10-Year           5.06%        5.06%
                            ------------------------------------------
                            C Shares            NAV
                            ------------------------------------------
                            1-Year            9.03%
                            ------------------------------------------
                            5-Year            5.61%
                            ------------------------------------------
                            10-Year           5.11%
                            ------------------------------------------
                            R Shares            NAV
                            ------------------------------------------
                            1-Year            9.82%
                            ------------------------------------------
                            5-Year            6.41%
                            ------------------------------------------
                            10-Year           5.84%
                            ------------------------------------------

            Portfolio Statistics
            Net Assets ($000)                                $54,873
            --------------------------------------------------------
            Average Effective Maturity on Securities (Years)   18.21
            --------------------------------------------------------
            Average Duration                                    6.15
            --------------------------------------------------------

--------------------------------------------------------------------------------
1Paid June 1, 2005. This is the latest monthly tax-exempt dividend declared during the period ended May 31, 2005.
2Paid December 3, 2004. Ordinary income is subject to federal taxation. 3Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund's portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
4The SEC 30-Day Yield and Taxable Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund's policy permitting waiver of the A Share load in certain specified circumstances.
5The taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield on the Nuveen Investments Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 32.5%.

                            Annual Report  Page 12

  Fund Spotlight as of 5/31/05             Nuveen New Mexico Municipal Bond Fund

================================================================================


Bond Credit Quality/1/

         [CHART]

AAA/U.S. Guaranteed      57.2%
AA                       21.3%
A                        10.7%
BBB                       7.5%
NR                        3.3%

Sectors/1/

                    Tax Obligation/Limited            35.4%
                    ---------------------------------------
                    Education and Civic Organizations 18.0%
                    ---------------------------------------
                    Healthcare                        10.0%
                    ---------------------------------------
                    Housing Single Family              8.6%
                    ---------------------------------------
                    U.S. Guaranteed                    8.1%
                    ---------------------------------------
                    Housing Multifamily                6.3%
                    ---------------------------------------
                    Water and Sewer                    5.8%
                    ---------------------------------------
                    Other                              7.8%
                    ---------------------------------------

1As a percentage of total holdings as of May 31, 2005. Holdings are subject to change.

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                  Hypothetical Performance
                                             Actual Performance            (5% annualized return before expenses)
                                   --------------------------------------- ---------------------------------------

                                    A Shares  B Shares  C Shares  R Shares  A Shares  B Shares  C Shares  R Shares
------------------------------------------------------------------------------------------------------------------
Beginning Account Value (12/01/04) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
------------------------------------------------------------------------------------------------------------------
Ending Account Value (5/31/05)     $1,044.20 $1,040.40 $1,041.20 $1,043.90 $1,020.44 $1,016.75 $1,017.75 $1,021.44
------------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period    $    4.59 $    8.34 $    7.33 $    3.57 $    4.53 $    8.25 $    7.24 $    3.53
------------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized net expense ratio of .90%, 1.64%, 1.44% and .70% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                            Annual Report  Page 13

Portfolio of Investments
NUVEEN ARIZONA MUNICIPAL BOND FUND
May 31, 2005

   Principal                                                                Optional Call                Market
Amount (000) Description                                                      Provisions* Ratings**       Value
---------------------------------------------------------------------------------------------------------------
             Consumer Staples - 1.2%

     $   250 Casa Grande Industrial Development Authority, Arizona,        6/05 at 101.00       Aa3 $   254,267
              Pollution Control Revenue Bonds, Frito-Lay Inc./ PepsiCo.,
              Series 1984, 6.650%, 12/01/14

         915 Puerto Rico, The Children's Trust Fund, Tobacco Settlement    5/12 at 100.00       BBB     925,925
              Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33
---------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 5.6%

         100 Arizona Educational Loan Marketing Corporation, Educational     No Opt. Call       Aaa     100,780
              Loan Revenue Bonds, Series 1992, 6.375%, 9/01/05
              (Alternative Minimum Tax)

       1,740 Arizona State University, Certificates of Participation,      9/14 at 100.00       AAA   1,914,452
              Series 2004, 5.250%, 9/01/22 - AMBAC Insured

         500 Arizona Student Loan Acquisition Authority, Student Loan     11/09 at 102.00       Aaa     537,995
              Revenue Refunding Bonds, Senior Series 1999A-1, 5.900%,
              5/01/24 (Alternative Minimum Tax)

         115 Glendale Industrial Development Authority, Arizona, Revenue   5/06 at 102.00       AAA     120,510
              Bonds, Midwestern University, Series 1996A, 6.000%,
              5/15/16 - CONNIE LEE/AMBAC Insured

       1,730 Glendale Industrial Development Authority, Arizona, Revenue   5/11 at 101.00        A-   1,894,471
              Bonds, Midwestern University, Series 2001A, 5.750%, 5/15/21

         540 Glendale Industrial Development Authority, Arizona, Revenue   5/08 at 101.00        A-     560,779
              Bonds, Midwestern University, Series 1998A, 5.375%, 5/15/28

         335 Yavapai County Community College District, Arizona, Revenue   7/05 at 100.00      BBB+     335,570
              Bonds, Series 1993, 6.000%, 7/01/12
---------------------------------------------------------------------------------------------------------------
             Healthcare - 13.4%

       2,750 Arizona Health Facilities Authority, Hospital System         11/09 at 100.00      Baa3   2,795,320
              Revenue Bonds, Phoenix Children's Hospital, Series 1999A,
              6.125%, 11/15/22

       1,550 Arizona Health Facilities Authority, Hospital System         12/10 at 102.00       BBB   1,761,637
              Revenue Bonds, John C. Lincoln Health Network, Series
              2000, 6.875%, 12/01/20

         200 Arizona Health Facilities Authority, Hospital Revenue         7/10 at 101.00        A-     223,846
              Bonds, Catholic Healthcare West, Series 1999A, 6.625%,
              7/01/20

         830 Maricopa County, Arizona, Hospital Revenue Refunding Bonds,   4/07 at 102.00      Baa1     875,858
              Sun Health Corporation, Series 1997, 6.125%, 4/01/18

       2,000 Maricopa County Industrial Development Authority, Arizona,    7/08 at 101.00        A-   2,059,540
              Health Facility Revenue Bonds, Catholic Healthcare West,
              Series 1998A, 5.000%, 7/01/16

         900 Maricopa County Industrial Development Authority, Arizona,    7/14 at 100.00        A-     959,877
              Health Facility Revenue Bonds, Catholic Healthcare West,
              Series 2004A, 5.375%, 7/01/23

             Phoenix Industrial Development Authority, Arizona, Hospital
             Revenue Bonds, John C. Lincoln Health Network, Series 1994:
         500  6.000%, 12/01/10                                             6/05 at 101.50       BBB     508,340
         500  6.000%, 12/01/14                                             6/05 at 101.50       BBB     508,145

       2,500 Scottsdale Industrial Development Authority, Arizona,        12/11 at 101.00        A3   2,705,850
              Hospital Revenue Bonds, Scottsdale Healthcare, Series
              2001, 5.800%, 12/01/31

       1,055 Winslow Industrial Development Authority, Arizona, Hospital   6/08 at 101.00       N/R     818,385
              Revenue Bonds, Winslow Memorial Hospital, Series 1998,
              5.500%, 6/01/22
---------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 10.3%

       2,470 Maricopa County Industrial Development Authority, Arizona,   10/11 at 103.00       Aaa   2,686,940
              Multifamily Housing Revenue Bonds, Syl- Mar Apartments,
              Series 2001, 6.100%, 4/20/36 (Alternative Minimum Tax)

         105 Phoenix Housing Finance Corporation, Arizona, FHA-Insured     7/05 at 100.00       AAA     105,151
              Section 8 Assisted Mortgage Revenue Refunding Bonds,
              Series 1992A, 6.500%, 7/01/24 - MBIA Insured

       2,090 Phoenix Industrial Development Authority, Arizona, GNMA       6/11 at 102.00       Aaa   2,217,072
              Collateralized Multifamily Housing Revenue Bonds,
              Campaigne Place on Jackson, Series 2001, 5.700%, 6/20/31
              (Alternative Minimum Tax)

       2,080 Phoenix Industrial Development Authority, Arizona,              No Opt. Call       N/R     176,800
              Subordinate Lien Multifamily Housing Revenue Bonds,
              Arborwood Apartments, Series 2003B, 0.000%, 6/01/43 #

         560 Phoenix Industrial Development Authority, Arizona, GNMA       4/15 at 100.00       Aaa     568,333
              Collateralized Multifamily Housing Revenue Bonds, Park Lee
              Apartments, Series 2004A, 5.050%, 10/20/44 (Alternative
              Minimum Tax)

----
14

   Principal                                                               Optional Call                Market
Amount (000) Description                                                     Provisions* Ratings**       Value
--------------------------------------------------------------------------------------------------------------
             Housing/Multifamily (continued)

     $ 4,000 Tucson Industrial Development Authority, Arizona, Senior     7/10 at 101.00        AA $ 4,337,520
              Living Facilities Revenue Bonds, Christian Care Project,
              Series 2000A, 5.625%, 7/01/20 - RAAI Insured
--------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 0.4%

         395 Maricopa County Industrial Development Authority, Arizona,   6/08 at 108.00       Aaa     425,131
              Single Family Mortgage Revenue Refunding Bonds,
              Mortgage-Backed Securities Program, Series 1998B, 6.200%,
              12/01/30 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------
             Industrials - 1.5%

       1,495 Yavapai County Industrial Development Authority, Arizona,      No Opt. Call       BBB   1,512,850
              Solid Waste Disposal Revenue Bonds, Waste Management Inc.
              Project, Series 2003B, 4.450%, 3/01/28 (Alternative
              Minimum Tax) (Mandatory put 3/01/08)
--------------------------------------------------------------------------------------------------------------
             Long-Term Care - 1.4%

       1,375 Cochise County Industrial Development Authority, Arizona,    6/05 at 102.00       AAA   1,406,501
              GNMA Collateralized Mortgage Revenue Refunding Bonds,
              Sierra Vista Care Center, Series 1994A, 6.750%, 11/20/19
--------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 12.6%

             Cochise County Unified School District 68, Sierra Vista,
             Arizona, General Obligation Refunding Bonds, Series 1992:
         250  7.500%, 7/01/09 - FGIC Insured                                No Opt. Call       AAA     291,878
         300  7.500%, 7/01/10 - FGIC Insured                                No Opt. Call       AAA     360,300

       1,500 Maricopa County School District 6, Arizona, General            No Opt. Call       AAA   1,728,225
              Obligation Refunding Bonds, Washington Elementary School,
              Series 2002A, 5.375%, 7/01/15 - FSA Insured

         675 Maricopa County Unified School District 11, Peoria,            No Opt. Call       AAA     654,764
              Arizona, General Obligation Refunding Bonds, Second Series
              1992, 0.000%, 7/01/06 - MBIA Insured

             Maricopa County School District 40, Glendale, Arizona,
             General Obligation Refunding and Improvement Bonds, Series
             1995:
         500  6.200%, 7/01/09 - FSA Insured                               7/05 at 101.00       AAA     506,380
         750  6.250%, 7/01/10 - FSA Insured                               7/05 at 101.00       AAA     759,608

         500 Maricopa County Unified School District 41, Gilbert,         7/08 at 100.00       AAA     544,650
              Arizona, School Improvement Bonds, Series 1995D, 6.250%,
              7/01/15 - FSA Insured

         310 Maricopa County Unified School District 80, Chandler,          No Opt. Call       AAA     360,115
              Arizona, School Improvement and Refunding Bonds, Series
              1994, 6.250%, 7/01/11 - FGIC Insured

       1,275 Maricopa County Unified School District 98, Fountain Hills,    No Opt. Call       AAA   1,236,776
              Arizona, General Obligation Bonds, Series 1992, 0.000%,
              7/01/06 - FGIC Insured

       2,150 Maricopa County Union High School District 210, Phoenix,     7/14 at 100.00       AAA   2,342,253
              Arizona, General Obligation Bonds, Series 2004A,
              5.000%, 7/01/19 - FSA Insured

       1,000 Pima County Unified School District 1, Tucson, Arizona,        No Opt. Call       AAA   1,201,000
              School Improvement Bonds, Series 1992D, 7.500%, 7/01/10 -
              FGIC Insured

       2,000 Tucson, Arizona, General Obligation Bonds, Series 2001B,     7/11 at 100.00        AA   2,380,980
              5.750%, 7/01/16
--------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 20.6%

       4,000 Arizona School Facilities Board, School Improvement Revenue  7/14 at 100.00       AAA   4,635,920
              Bonds, Series 2004A, 5.750%, 7/01/17 - AMBAC Insured

       2,255 Arizona State Transportation Board, Highway Revenue Bonds,   7/11 at 100.00       AAA   2,448,885
              Series 2001, 5.250%, 7/01/20

       1,000 Arizona State Transportation Board, Subordinate Highway      7/14 at 100.00        AA   1,079,060
              Revenue Bonds, Series 2004B, 5.000%, 7/01/22

       1,000 Arizona Tourism and Sports Authority, Tax Revenue Bonds,     7/13 at 100.00       Aaa   1,112,380
              Multipurpose Stadium Facility Project, Series 2003A,
              5.375%, 7/01/23 - MBIA Insured

         885 Bullhead City, Arizona, Special Assessment Bonds, East       7/05 at 101.00      Baa2     895,443
              Branch Sewer Improvement District, Series 1993, 6.100%,
              1/01/13

          80 Eloy Municipal Property Corporation, Arizona, Municipal      7/05 at 100.00       BBB      80,196
              Facilities Revenue Bonds, Series 1992, 7.000%, 7/01/11

----
15

Portfolio of Investments
NUVEEN ARIZONA MUNICIPAL BOND FUND (continued)
May 31, 2005

   Principal                                                                Optional Call                Market
Amount (000) Description                                                      Provisions* Ratings**       Value
---------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

     $   554 Estrella Mountain Ranch Community Facilities District,        7/10 at 102.00       N/R $   613,782
              Goodyear, Arizona, Special Assessment Lien Bonds, Series
              2001A, 7.875%, 7/01/25

         385 Flagstaff, Arizona, Junior Lien Street and Highway User         No Opt. Call       AAA     434,846
              Revenue Bonds, Series 1992, 5.900%, 7/01/10 - FGIC Insured

       1,115 Maricopa County Stadium District, Arizona, Revenue            6/12 at 100.00       Aaa   1,239,780
              Refunding Bonds, Series 2002, 5.375%, 6/01/17 - AMBAC
              Insured

             Peoria Improvement District, Arizona, Special Assessment
             District 8801 Bonds, North Valley Power Center, Series 1992:
         425  7.300%, 1/01/12                                              7/05 at 101.00        A-     430,670
         460  7.300%, 1/01/13                                              7/05 at 101.00        A-     466,136

          35 Phoenix, Arizona, Junior Lien Street and Highway User Tax     7/05 at 100.00        A+      35,091
              Revenue Refunding Bonds, Series 1992, 6.250%, 7/01/11

         810 Scottsdale Preserve Authority, Arizona, Excise Tax Revenue      No Opt. Call       AAA     903,053
              Bonds, Series 2004, 5.000%, 7/01/16 - FGIC Insured

       2,550 Tempe, Arizona, Excise Tax Revenue Refunding Bonds, Series    7/13 at 100.00       AA+   2,770,422
              2003, 5.000%, 7/01/20

       2,770 Tempe, Arizona, Excise Tax Revenue Bonds, Series 2004,        7/14 at 100.00       AAA   3,083,896
              5.250%, 7/01/18 - AMBAC Insured
---------------------------------------------------------------------------------------------------------------
             Transportation - 0.5%

         500 Phoenix, Arizona, Airport Revenue Bonds, Series 1994D,        7/05 at 101.00       AAA     511,265
              6.400%, 7/01/12 (Alternative Minimum Tax) - MBIA Insured
---------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed*** - 10.0%

         235 Arizona Health Facilities Authority, Hospital System          9/05 at 100.00       AAA     244,729
              Revenue Refunding Bonds, Phoenix Baptist Hospital and
              Medical Center Inc. and Medical Environments Inc., Series
              1992, 6.250%, 9/01/11 - MBIA Insured

         200 Arizona Municipal Finance Program, Certificates of              No Opt. Call       AAA     233,912
              Participation, City of Goodyear Loan, Series 20,
              7.700%, 8/01/10 - BIGI Insured

         160 Glendale Industrial Development Authority, Arizona, Revenue   5/08 at 101.00       AAA     172,536
              Bonds, Midwestern University, Series 1998A, 5.375%,
              5/15/28 (Pre-refunded to 5/15/08)

       1,000 Maricopa County Hospital District 1, Arizona, General         6/06 at 101.00     A3***   1,044,220
              Obligation Bonds, Series 1996, 6.500%,
              6/01/17 (Pre-refunded to 6/01/06)

         195 Maricopa County, Arizona, Hospital Revenue Bonds, St.           No Opt. Call       AAA     221,229
              Luke's Hospital Medical Center, Series 1980, 8.750%,
              2/01/10

       1,500 Maricopa County Industrial Development Authority, Arizona,    6/07 at 102.00      A***   1,627,410
              Education Revenue Bonds, Horizon Community Learning Center
              Project, Series 2000, 6.350%, 6/01/26 (Pre-refunded to
              6/01/07) - ACA Insured

       1,525 Maricopa County Industrial Development Authority, Arizona,      No Opt. Call       AAA   1,938,245
              Hospital Revenue Refunding Bonds, Samaritan Health
              Services, Series 1990A, 7.000%, 12/01/16 - MBIA Insured

       1,500 Mesa Industrial Development Authority, Arizona, Revenue       1/10 at 101.00       AAA   1,681,950
              Bonds, Discovery Health System, Series 1999A, 5.750%,
              1/01/25 (Pre-refunded to 1/01/10) - MBIA Insured

             Phoenix Civic Improvement Corporation, Arizona, Junior Lien
             Wastewater System Revenue Bonds, Series 2000:
       1,290  6.125%, 7/01/14 (Pre-refunded to 7/01/10) - FGIC Insured     7/10 at 101.00       AAA   1,483,539
       1,000  6.250%, 7/01/17 (Pre-refunded to 7/01/10) - FGIC Insured     7/10 at 101.00       AAA   1,155,870
---------------------------------------------------------------------------------------------------------------
             Utilities - 12.0%

       1,000 Arizona Power Authority, Special Obligation Power Resource      No Opt. Call        AA   1,132,510
              Revenue Refunding Crossover Bonds, Hoover Project, Series
              2001, 5.250%, 10/01/15

           5 Central Arizona Water Conservation District, Contract        11/05 at 100.00       AA-       5,015
              Revenue Bonds, Series 1991B, 6.500%, 11/01/11

       1,000 Coconino County, Arizona, Pollution Control Revenue Bonds,   10/06 at 102.00        B-   1,021,410
              Nevada Power Company Project, Series 1996, 6.375%,
              10/01/36 (Alternative Minimum Tax)

       1,000 Mesa, Arizona, Utility System Revenue Bonds, Series 2002,     7/11 at 100.00       AAA   1,064,600
              5.000%, 7/01/20 - FGIC Insured

----
16

   Principal                                                                Optional Call                Market
Amount (000) Description                                                      Provisions* Ratings**       Value
---------------------------------------------------------------------------------------------------------------
             Utilities (continued)

     $   115 Pima County Industrial Development Authority, Arizona,        7/05 at 101.50       AAA $   120,428
              Lease Obligation Revenue Refunding Bonds, Tucson Electric
              Power Company, Series 1988A, 7.250%, 7/15/10 - FSA Insured

       1,250 Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/12 at 101.00       AAA   1,346,763
              Series 2002II, 5.125%, 7/01/26 - FSA Insured

             Puerto Rico Electric Power Authority, Power Revenue Bonds,
             Series 2005RR:
       4,500  5.000%, 7/01/26 - XLCA Insured                               7/15 at 100.00       AAA   4,848,930
       1,000  5.000%, 7/01/30 - XLCA Insured                               7/15 at 100.00       AAA   1,071,550

         500 Salt River Project Agricultural Improvement and Power           No Opt. Call        AA     557,210
              District, Arizona, Electric System Revenue Refunding
              Bonds, Series 1993A, 5.750%, 1/01/10

         590 Salt River Project Agricultural Improvement and Power         1/13 at 100.00        AA     636,492
              District, Arizona, Electric System Revenue Bonds, Series
              2002B, 5.000%, 1/01/22
---------------------------------------------------------------------------------------------------------------
             Water and Sewer - 8.4%

       1,035 Arizona Water Infrastructure Finance Authority, Water        10/14 at 100.00       AAA   1,120,356
              Quality Revenue Bonds, Series 2004A, 5.000%, 10/01/22

       1,005 Cottonwood, Arizona, Senior Lien Water System Revenue         7/14 at 100.00       AAA   1,070,235
              Bonds, Municipal Property Corporation, Series 2004,
              5.000%, 7/01/24 - XLCA Insured

             Cottonwood, Arizona, Sewer Revenue Refunding Bonds, Series
             1992:
         100  7.000%, 7/01/06                                              7/05 at 100.00      BBB-     100,302
         100  7.000%, 7/01/07                                              7/05 at 100.00      BBB-     100,299

         660 Oro Valley Municipal Property Corporation, Arizona, Senior    7/13 at 100.00       AAA     711,658
              Lien Water Revenue Bonds, Series 2003, 5.000%, 7/01/23 -
              MBIA Insured

         875 Phoenix Civic Improvement Corporation, Arizona, Junior Lien   7/14 at 100.00       AAA     938,656
              Wastewater System Revenue Bonds, Series 2004, 5.000%,
              7/01/24 - MBIA Insured

       2,600 Phoenix Civic Improvement Corporation, Arizona, Junior Lien   7/12 at 100.00       AAA   2,748,226
              Water System Revenue Bonds, Series 2002, 5.000%, 7/01/26 -
              FGIC Insured

       1,415 Phoenix Civic Improvement Corporation, Arizona, Junior Lien   7/14 at 100.00        AA   1,453,725
              Water System Revenue Bonds, Series 2003, 4.500%, 7/01/22
---------------------------------------------------------------------------------------------------------------
     $90,969 Total Long-Term Investments (cost $91,978,054) - 97.9%                                  96,257,604
---------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 2.1%                                                     2,082,847
             -------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $98,340,451
             -------------------------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating.
           ***Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
           N/RInvestment is not rated.
           # Non-income producing security, in the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

                                See accompanying notes to financial statements.

----
17

Portfolio of Investments
NUVEEN COLORADO MUNICIPAL BOND FUND
May 31, 2005

   Principal                                                                Optional Call                Market
Amount (000) Description                                                      Provisions* Ratings**       Value
---------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 7.9%

     $ 1,245 Adams State College, Alamosa, Colorado, Auxiliary             5/14 at 100.00       AAA $ 1,361,644
              Facilities Revenue Bonds, Series 2004A, 5.250%, 5/15/24 -
              MBIA Insured

         430 Boulder County, Colorado, Development Revenue Bonds,          9/13 at 100.00       AAA     457,606
              University Corporation for Atmospheric Research, Series
              2003, 5.000%, 9/01/23 - AMBAC Insured

         500 Colorado Educational and Cultural Facilities Authority,      12/10 at 100.00        AA     556,425
              School Revenue Bonds, Ave Maria School, Series 2000,
              6.125%, 12/01/25 - RAAI Insured

       1,000 University of Colorado, Enterprise System Revenue Bonds,      6/14 at 100.00       AAA   1,072,230
              Series 2004, 5.000%, 6/01/24 - FGIC Insured
---------------------------------------------------------------------------------------------------------------
             Healthcare - 12.7%

         500 Aspen Valley Hospital District, Pitkin County, Colorado,      4/10 at 100.00       N/R     541,260
              Revenue Bonds, Series 2000, 6.800%, 10/15/24

       1,000 Colorado Health Facilities Authority, Revenue Bonds,          9/14 at 100.00      Baa1   1,028,650
              Parkview Medical Center, Series 2004, 5.000%, 9/01/25

         500 Colorado Health Facilities Authority, Revenue Bonds,          9/09 at 101.00       N/R     519,505
              Steamboat Springs Healthcare Association, Series 1999,
              5.700%, 9/15/23

         500 Colorado Health Facilities Authority, Revenue Bonds,         11/11 at 101.00         A     562,065
              PorterCare Adventist Health System, Series 2001, 6.500%,
              11/15/23

         500 Colorado Health Facilities Authority, Revenue Bonds, Vail     1/12 at 100.00       BBB     534,155
              Valley Medical Center, Series 2001, 5.800%, 1/15/27

         885 Colorado Springs, Colorado, Hospital Revenue Bonds,          12/10 at 101.00        A-     980,934
              Memorial Hospital of Colorado Springs, Series 2000,
              6.375%, 12/15/30

         750 Denver Health and Hospitals Authority, Colorado, Revenue     12/14 at 100.00       BBB     829,477
              Bonds, Series 2004A, 6.250%, 12/01/33

         500 Montrose, Colorado, Enterprise Revenue Bonds, Montrose       12/13 at 102.00      BBB-     549,865
              Memorial Hospital, Series 2003, 6.375%, 12/01/23
---------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 5.4%

       1,300 Englewood, Colorado, Multifamily Housing Revenue Refunding   12/06 at 102.00      BBB+   1,341,808
              Bonds, Marks Apartments Project, Series 1996, 6.650%,
              12/01/26

       1,000 Lakewood, Colorado, FHA-Insured Multifamily Housing          10/05 at 102.00       AAA   1,025,220
              Mortgage Revenue Bonds, Heights by Marston Lake Project,
              Series 1995, 6.650%, 10/01/25 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 1.3%

         195 Colorado Housing Finance Authority, Single Family Program    10/09 at 105.00       Aa2     200,591
              Senior Bonds, Series 1999C-3, 6.750%, 10/01/21

         225 Colorado Housing Finance Authority, Single Family Program    10/09 at 105.00       Aa2     232,391
              Senior Bonds, Series 2000A-2, 7.450%, 10/01/16
              (Alternative Minimum Tax)

         135 Colorado Housing Finance Authority, Single Family Program     4/10 at 105.00        AA     141,468
              Senior Bonds, Series 2000C-3, 7.150%, 10/01/30
---------------------------------------------------------------------------------------------------------------
             Long-Term Care - 3.6%

         500 Colorado Health Facilities Authority, First Mortgage          1/07 at 101.00       N/R     518,285
              Revenue Refunding Bonds, Christian Living Campus - Johnson
              Center Nursing Facility, Series 1997A, 7.050%, 1/01/19

       1,000 Colorado Health Facilities Authority, Revenue Bonds,         12/12 at 100.00        AA   1,076,900
              Covenant Retirement Communities Inc., Series 2002A,
              5.500%, 12/01/33 - RAAI Insured
---------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 23.8%

       2,000 Arapahoe County School District 6, Littleton, Colorado,      12/12 at 100.00       AAA   2,193,180
              General Obligation Bonds, Series 2002, 5.250%, 12/01/21 -
              FGIC Insured

         500 Bowles Metropolitan District, Colorado, General Obligation   12/13 at 100.00       AAA     565,125
              Bonds, Series 2003, 5.500%, 12/01/28 - FSA Insured

       2,150 Douglas County School District RE1, Douglas and Elbert       12/14 at 100.00       Aaa   2,497,741
              Counties, Colorado, General Obligation Bonds, Series 2004,
              5.750%, 12/15/23 - FGIC Insured

       1,000 Douglas County School District RE1, Douglas and Elbert       12/14 at 100.00       Aaa   1,072,490
              Counties, Colorado, General Obligation Bonds, Series
              2005B, 5.000%, 12/15/25 - FSA Insured

----
18

   Principal                                                                Optional Call                Market
Amount (000) Description                                                      Provisions* Ratings**       Value
---------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

     $ 1,085 El Paso County School District 20, Academy, Colorado,        12/13 at 100.00       Aaa $ 1,226,853
              General Obligation Bonds, Series 2003, 5.500%, 12/15/23 -
              FGIC Insured

         500 El Paso County School District 38, Lewis Palmer, Colorado,      No Opt. Call       Aa3     614,395
              General Obligation Refunding Bonds, Series 2001, 6.000%,
              12/01/21

       1,000 El Paso County School District 49, Falcon, Colorado,         12/11 at 100.00       AAA   1,115,250
              General Obligation Bonds, Series 2001, 5.500%, 12/01/17 -
              FGIC Insured

       1,000 Fremont County School District Re-1, Cannon City, Colorado,  12/13 at 100.00       Aaa   1,070,340
              General Obligation Bonds, Series 2003, 5.000%, 12/01/24 -
              MBIA Insured
---------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 16.5%

       1,020 Colorado Educational and Cultural Facilities Authority,      12/15 at 100.00       AAA   1,100,172
              Charter School Revenue Bonds, Woodrow Wilson Academy
              Charter School, Series 2005A, 5.125%, 12/01/25 - XLCA
              Insured

         600 Colorado Educational and Cultural Facilities Authority,      12/10 at 101.00       BBB     655,350
              Charter School Revenue Bonds, Academy Charter School -
              Douglas County School District Re. 1, Series 2000, 6.875%,
              12/15/20

       1,440 Colorado Educational and Cultural Facilities Authority,       5/14 at 100.00       AAA   1,593,749
              Charter School Revenue Bonds, Academy of Charter
              Schools-Adams County School District 12, Series 2004,
              5.250%, 5/01/17 - XLCA Insured

       1,130 Colorado Educational and Cultural Facilities Authority,       2/14 at 100.00       AAA   1,249,769
              Charter School Revenue Bonds, Aurora Academy, Series 2004,
              5.375%, 2/15/19 - XLCA Insured

       1,355 Colorado Educational and Cultural Facilities Authority,       6/14 at 100.00       AAA   1,471,828
              Charter School Revenue Bonds, University of Northern
              Colorado Lab School, Series 2004, 5.250%, 6/01/24 - XLCA
              Insured

       1,000 Larimer County, Colorado, Sales and Use Tax Revenue Bonds,   12/12 at 100.00       AAA   1,126,210
              Fairgrounds and Events Center, Series 2002, 5.500%,
              12/15/18 - MBIA Insured
---------------------------------------------------------------------------------------------------------------
             Transportation - 3.7%

         470 Eagle County Air Terminal Corporation, Colorado, Airport      5/11 at 101.00       N/R     497,603
              Terminal Revenue Bonds, Series 2001, 7.000%, 5/01/21
              (Alternative Minimum Tax)

       1,000 Northwest Parkway Public Highway Authority, Colorado,         6/11 at 102.00       AAA   1,125,220
              Revenue Bonds, Senior Series 2001A, 5.500%, 6/15/15 -
              AMBAC Insured
---------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed*** - 20.6%

       4,000 Arapahoe County, Colorado, Single Family Mortgage Revenue       No Opt. Call       AAA   3,345,400
              Bonds, Series 1984A, 0.000%, 9/01/10

         600 Colorado Educational and Cultural Facilities Authority,       9/11 at 100.00    Ba1***     647,682
              Charter School Revenue Bonds, Bromley East Charter School,
              Series 2000A, 7.250%, 9/15/30 (Pre-refunded to 9/15/11)

         865 Colorado Springs, Colorado, Hospital Revenue Bonds,          12/10 at 101.00     A-***   1,008,478
              Memorial Hospital of Colorado Springs, Series 2000,
              6.375%, 12/15/30 (Pre-refunded to 12/15/10)

         900 Colorado Springs, Colorado, Utility System Revenue Bonds,       No Opt. Call       AAA   1,126,422
              Series 1978B, 6.600%, 11/15/18

       3,500 E-470 Public Highway Authority, Colorado, Senior Revenue       9/10 at 79.90       AAA   2,335,165
              Bonds, Series 2000B, 0.000%, 9/01/14 (Pre-refunded to
              9/01/10) - MBIA Insured

         475 Puerto Rico Highway and Transportation Authority, Highway     7/10 at 101.00      A***     552,634
              Revenue Bonds, Series 2000B, 6.500%, 7/01/27 (Pre-refunded to 7/01/10)

----
19

Portfolio of Investments
NUVEEN COLORADO MUNICIPAL BOND FUND (continued)
May 31, 2005

   Principal                                                               Optional Call                Market
Amount (000) Description                                                     Provisions* Ratings**       Value
--------------------------------------------------------------------------------------------------------------
             Utilities - 2.5%

     $ 1,000 Platte River Power Authority, Colorado, Power Revenue        6/12 at 100.00       AA- $ 1,111,909
              Refunding Bonds, Series 2002EE, 5.375%, 6/01/17
--------------------------------------------------------------------------------------------------------------
     $41,255 Total Long-Term Investments (cost $39,483,137) - 98.0%                                 42,833,444
--------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 2.0%                                                      888,931
             ------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                     $43,722,375
             ------------------------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating.
           ***Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
           N/RInvestment is not rated.

                                See accompanying notes to financial statements.

----
20

Portfolio of Investments
NUVEEN NEW MEXICO MUNICIPAL BOND FUND
May 31, 2005

   Principal                                                                Optional Call                Market
Amount (000) Description                                                      Provisions* Ratings**       Value
---------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 17.5%

     $ 1,500 New Mexico Educational Assistance Foundation, Education       9/11 at 100.00        A2 $ 1,559,325
              Loan Bonds, First Subordinate Series 2001B-1, 5.900%,
              9/01/31

       1,000 Puerto Rico Industrial, Tourist, Educational, Medical and    12/12 at 101.00       BBB   1,068,530
              Environmental Control Facilities Financing Authority,
              Higher Education Revenue Refunding Bonds, Ana G. Mendez
              University System, Series 2002, 5.500%, 12/01/31

             Santa Fe, New Mexico, Educational Facilities Revenue
             Refunding and Improvement Bonds, College of Santa Fe,
             Series 1997:
         500  6.000%, 10/01/13                                            10/07 at 100.00      BBB-     513,890
         500  5.875%, 10/01/21                                            10/07 at 100.00      BBB-     506,685

       2,500 University of New Mexico, Revenue Refunding Bonds, Series       No Opt. Call        AA   3,009,350
              1992A, 6.000%, 6/01/21

       2,000 University of New Mexico, Subordinate Lien Revenue            6/12 at 100.00        AA   2,126,080
              Refunding and Improvement Bonds, Series 2002A, 5.000%,
              6/01/22

         750 University of New Mexico, Subordinate Lien Revenue            6/13 at 100.00        AA     829,320
              Refunding Bonds, Series 2003A, 5.250%, 6/01/18
---------------------------------------------------------------------------------------------------------------
             Healthcare - 9.7%

       2,000 Farmington, New Mexico, Hospital Revenue Bonds, San Juan      6/14 at 100.00        A3   2,072,580
              Regional Medical Center Inc., Series 2004A, 5.000%, 6/01/23

             New Mexico Hospital Equipment Loan Council, Hospital
             Revenue Bonds, Presbyterian Healthcare Services, Series
             2001A:
       2,000  5.750%, 8/01/15                                              8/11 at 101.00       Aa3   2,213,580
       1,000  5.500%, 8/01/30                                              8/11 at 101.00       Aa3   1,063,920
---------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 6.1%

       1,815 Bernalillo County, New Mexico, Multifamily Housing Revenue    6/09 at 101.00       N/R   1,777,139
              Refunding and Improvement Bonds, El Centro Senior Housing
              Complex, Series 1999, 5.850%, 6/15/29

         600 Bernalillo County, New Mexico, Multifamily Housing Revenue    6/11 at 100.00       Aaa     620,850
              Bonds, Vista Montana Apartments Project, Series 2001A,
              5.400%, 12/01/31 - MBIA Insured

         950 Las Cruces, New Mexico, Housing Development Corporation,     10/05 at 100.00        A3     950,912
              Multifamily Mortgage Revenue Refunding Bonds, Burley
              Court/Valley Drive Projects, Series 1993A, 6.400%, 10/01/19
---------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 8.3%

         520 New Mexico Mortgage Finance Authority, Single Family          7/06 at 102.00       AAA     528,112
              Mortgage Program Bonds, Series 1996D-1, 6.250%, 7/01/22

         520 New Mexico Mortgage Finance Authority, Single Family          7/07 at 102.00       AAA     528,076
              Mortgage Program Bonds, Series 1996G-2, 6.200%, 7/01/28
              (Alternative Minimum Tax)

         315 New Mexico Mortgage Finance Authority, Single Family          7/07 at 102.00       AAA     328,668
              Mortgage Program Bonds, Series 1996B-2, 6.300%, 7/01/28
              (Alternative Minimum Tax)

         445 New Mexico Mortgage Finance Authority, Single Family          7/05 at 102.00       AAA     454,425
              Mortgage Program Bonds, Series 1995A, 6.650%, 7/01/26
              (Alternative Minimum Tax)

         850 New Mexico Mortgage Finance Authority, Single Family         11/09 at 101.50       AAA     856,944
              Mortgage Program Bonds, Series 2000B, 7.000%, 9/01/31
              (Alternative Minimum Tax)

         750 New Mexico Mortgage Finance Authority, Single Family          1/10 at 102.50       AAA     767,970
              Mortgage Program Bonds, Series 2000C-2, 6.950%, 9/01/31
              (Alternative Minimum Tax)

       1,060 New Mexico Mortgage Finance Authority, General Revenue        9/09 at 100.00        A+   1,115,353
              Office Building Bonds, Series 2000, 6.000%, 9/01/26
---------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 3.9%

       1,970 Sandoval County, New Mexico, General Obligation Bonds,        4/14 at 100.00       Aaa   2,130,122
              Series 2004, 5.000%, 4/15/23 - MBIA Insured
---------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 34.6%

       2,000 Bernalillo County, New Mexico, Gross Receipts Tax Revenue    10/09 at 100.00        AA   2,132,040
              Bonds, Series 1999, 5.250%, 10/01/26

       3,005 Bernalillo County, New Mexico, Gross Receipts Tax Revenue     6/09 at 100.00       AAA   3,221,901
              Bonds, Series 2004, 5.250%, 6/15/19 - AMBAC Insured

----
21

Portfolio of Investments
NUVEEN NEW MEXICO MUNICIPAL BOND FUND (CONTINUED)
May 31, 2005

   Principal                                                                Optional Call                Market
Amount (000) Description                                                      Provisions* Ratings**       Value
---------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

             Dona Ana County, New Mexico, Gross Receipts Tax Revenue
             Refunding and Improvement Bonds, Series 2003:
     $   360  5.250%, 5/01/25 - AMBAC Insured                              5/13 at 100.00       Aaa $   395,647
         545  5.250%, 5/01/28 - AMBAC Insured                              5/13 at 100.00       Aaa     590,627

       1,160 Gallup, New Mexico, Sales Tax Revenue Bonds, Series 2004A,    6/13 at 100.00       Aaa   1,247,545
              5.000%, 6/01/24 - AMBAC Insured

       1,510 Lincoln County, New Mexico, Gross Receipts Tax Revenue        6/12 at 100.00       Aaa   1,614,915
              Refunding Bonds, Series 2002, 5.125%, 6/01/30 - AMBAC
              Insured

             New Mexico Finance Authority, Senior Lien Transportation
              Revenue Bonds, Series 2004A:
       1,000  5.250%, 6/15/23 - MBIA Insured                               6/14 at 100.00       AAA   1,102,390
       2,000  5.250%, 6/15/24 - MBIA Insured                               6/14 at 100.00       AAA   2,201,580

         250 Puerto Rico Public Finance Corporation, Commonwealth          2/12 at 100.00      BBB-     268,863
              Appropriation Bonds, Series 2002E, 5.500%, 8/01/29

       1,000 San Juan County, New Mexico, Subordinate Gross Receipts Tax   9/11 at 101.00       AAA   1,062,530
              Revenue Bonds, Series 2001A, 5.125%, 9/15/26 - AMBAC
              Insured

       4,000 Santa Fe County, New Mexico, Correctional System Gross          No Opt. Call       AAA   5,073,960
              Receipts Tax Revenue Bonds, Series 1997, 6.000%, 2/01/27 -
              FSA Insured
---------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed *** - 7.9%

       3,750 Albuquerque, New Mexico, Gross Receipts Lodgers Tax             No Opt. Call       AAA   3,025,538
              Improvement and Revenue Refunding Bonds, Series 1991B,
              0.000%, 7/01/11 - FSA Insured

       1,215 New Mexico Finance Authority, Court Automation Fee Revenue    6/11 at 100.00       AAA   1,330,158
              Bonds, Series 2002, 5.000%, 6/15/17 (Pre-refunded to
              6/15/11) - MBIA Insured
---------------------------------------------------------------------------------------------------------------
             Utilities - 3.9%

       1,500 Farmington, New Mexico, Pollution Control Revenue Bonds,     10/09 at 102.00       BBB   1,631,385
              Public Service Company of New Mexico, Series 1999A,
              6.600%, 10/01/29 (Alternative Minimum Tax)

         135 Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/10 at 101.00       AAA     145,823
              Series 2000HH, 5.250%, 7/01/29 - FSA Insured

         300 Puerto Rico Electric Power Authority, Power Revenue             No Opt. Call       AAA     343,587
              Refunding Bonds, Series 2002JJ, 5.250%, 7/01/15 - MBIA
              Insured
---------------------------------------------------------------------------------------------------------------
             Water and Sewer - 5.6%

       1,000 Albuquerque, New Mexico, Joint Water and Sewer System           No Opt. Call       AAA     938,890
              Revenue Bonds, Series 1990A, 0.000%, 7/01/07 - FGIC Insured

       1,000 New Mexico Finance Authority, Public Project Revolving Fund   6/15 at 100.00       Aaa   1,071,310
              Revenue Bonds, Series 2005C, 5.000%, 6/15/25 - AMBAC
              Insured

       1,000 New Mexico Finance Authority, Public Project Revolving Fund   6/14 at 100.00       AAA   1,073,009
              Revenue Bonds, Series 2004C, 5.000%, 6/01/24 - AMBAC
              Insured
---------------------------------------------------------------------------------------------------------------
     $50,275 Total Long-Term Investments (cost $49,726,340) - 97.5%                                  53,493,529
---------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 2.5%                                                     1,379,563
             --------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $54,873,092
             --------------------------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating.
           ***Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.
           N/RInvestment is not rated.

                                See accompanying notes to financial statements.

----
22

Statement of Assets and Liabilities
May 31, 2005


                                                                                                 Arizona     Colorado
----------------------------------------------------------------------------------------------------------------------
Assets
Investments, at market value (cost $91,978,054, $39,483,137, and $49,726,340, respectively) $96,257,604  $42,833,444
Cash                                                                                            519,052      394,391
Receivables:
  Interest                                                                                    1,737,207      699,797
  Investments sold                                                                               55,000           --
  Shares sold                                                                                   269,051       23,477
Other assets                                                                                        555           90
----------------------------------------------------------------------------------------------------------------------
    Total assets                                                                             98,838,469   43,951,199
----------------------------------------------------------------------------------------------------------------------
Liabilities
Payable for shares redeemed                                                                      63,419       31,909
Accrued expenses:
  Management fees                                                                                44,964       19,991
  12b-1 distribution and service fees                                                            20,864       13,081
  Other                                                                                          43,863       24,161
Dividends payable                                                                               324,908      139,682
----------------------------------------------------------------------------------------------------------------------
    Total liabilities                                                                           498,018      228,824
----------------------------------------------------------------------------------------------------------------------
Net assets                                                                                  $98,340,451  $43,722,375
----------------------------------------------------------------------------------------------------------------------
Class A Shares
Net assets                                                                                  $69,431,598  $32,345,277
Shares outstanding                                                                            6,390,050    3,063,829
Net asset value per share                                                                   $     10.87  $     10.56
Offering price per share (net asset value per share plus
 maximum sales charge of 4.20% of offering price)                                           $     11.35  $     11.02
----------------------------------------------------------------------------------------------------------------------
Class B Shares
Net assets                                                                                  $ 4,790,659  $ 5,491,458
Shares outstanding                                                                              441,462      520,164
Net asset value and offering price per share                                                $     10.85  $     10.56
----------------------------------------------------------------------------------------------------------------------
Class C Shares
Net assets                                                                                  $ 8,461,816  $ 5,076,876
Shares outstanding                                                                              779,995      481,792
Net asset value and offering price per share                                                $     10.85  $     10.54
----------------------------------------------------------------------------------------------------------------------
Class R Shares
Net assets                                                                                  $15,656,378  $   808,764
Shares outstanding                                                                            1,442,207       76,661
Net asset value and offering price per share                                                $     10.86  $     10.55
----------------------------------------------------------------------------------------------------------------------

Net Assets Consist of:
----------------------------------------------------------------------------------------------------------------------------------
Capital paid-in                                                                             $94,059,716  $41,604,739
Undistributed (Over-distribution of) net investment income                                     (118,053)       3,875
Accumulated net realized gain (loss) from investments                                           119,238   (1,236,546)
Net unrealized appreciation of investments                                                    4,279,550    3,350,307
----------------------------------------------------------------------------------------------------------------------
Net assets                                                                                  $98,340,451  $43,722,375
----------------------------------------------------------------------------------------------------------------------

                                                                                              New Mexico
--------------------------------------------------------------------------------------------------------
Assets
Investments, at market value (cost $91,978,054, $39,483,137, and $49,726,340, respectively) $53,493,529
Cash                                                                                            242,833
Receivables:
  Interest                                                                                      923,478
  Investments sold                                                                              335,000
  Shares sold                                                                                   144,869
Other assets                                                                                        116
--------------------------------------------------------------------------------------------------------
    Total assets                                                                             55,139,825
--------------------------------------------------------------------------------------------------------
Liabilities
Payable for shares redeemed                                                                      21,932
Accrued expenses:
  Management fees                                                                                25,066
  12b-1 distribution and service fees                                                            15,233
  Other                                                                                          26,156
Dividends payable                                                                               178,346
--------------------------------------------------------------------------------------------------------
    Total liabilities                                                                           266,733
--------------------------------------------------------------------------------------------------------
Net assets                                                                                  $54,873,092
--------------------------------------------------------------------------------------------------------
Class A Shares
Net assets                                                                                  $42,608,322
Shares outstanding                                                                            4,032,486
Net asset value per share                                                                   $     10.57
Offering price per share (net asset value per share plus
 maximum sales charge of 4.20% of offering price)                                           $     11.03
--------------------------------------------------------------------------------------------------------
Class B Shares
Net assets                                                                                  $ 5,006,532
Shares outstanding                                                                              473,755
Net asset value and offering price per share                                                $     10.57
--------------------------------------------------------------------------------------------------------
Class C Shares
Net assets                                                                                  $ 6,363,654
Shares outstanding                                                                              601,645
Net asset value and offering price per share                                                $     10.58
--------------------------------------------------------------------------------------------------------
Class R Shares
Net assets                                                                                  $   894,584
Shares outstanding                                                                               84,304
Net asset value and offering price per share                                                $     10.61
--------------------------------------------------------------------------------------------------------

Net Assets Consist of:
----------------------------------------------------------------------------------------------------------------------------------
Capital paid-in                                                                             $52,253,304
Undistributed (Over-distribution of) net investment income                                      (53,631)
Accumulated net realized gain (loss) from investments                                        (1,093,770)
Net unrealized appreciation of investments                                                    3,767,189
--------------------------------------------------------------------------------------------------------
Net assets                                                                                  $54,873,092
--------------------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
23

Statement of Operations
Year Ended May 31, 2005

                                                                        Arizona    Colorado  New Mexico
-------------------------------------------------------------------------------------------------------
Investment Income                                                   $5,024,492  $2,194,726  $2,729,028
-------------------------------------------------------------------------------------------------------
Expenses
Management fees                                                        534,847     237,387     293,667
12b-1 service fees - Class A                                           138,168      64,325      84,362
12b-1 distribution and service fees - Class B                           50,717      54,435      49,271
12b-1 distribution and service fees - Class C                           61,454      37,682      43,072
Shareholders' servicing agent fees and expenses                         56,545      24,794      31,378
Custodian's fees and expenses                                           39,491      24,578      25,843
Trustees' fees and expenses                                              2,336         965       1,314
Professional fees                                                       10,544       8,189       8,559
Shareholders' reports - printing and mailing expenses                   35,049      16,292      18,281
Federal and state registration fees                                      8,539       3,464       5,153
Other expenses                                                           5,480       2,959       3,400
-------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit                             943,170     475,070     564,300
  Custodian fee credit                                                 (11,593)     (7,136)     (6,597)
-------------------------------------------------------------------------------------------------------
Net expenses                                                           931,577     467,934     557,703
-------------------------------------------------------------------------------------------------------
Net investment income                                                4,092,915   1,726,792   2,171,325
-------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain
Net realized gain from investments                                   2,596,442     131,374     126,581
Net change in unrealized appreciation (depreciation) of investments    117,207   1,956,784   2,494,422
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain                                     2,713,649   2,088,158   2,621,003
-------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                          $6,806,564  $3,814,950  $4,792,328
-------------------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
24

Statement of Changes in Net Assets

                                                                             Arizona                   Colorado
                                                                   --------------------------  ------------------------
                                                                      Year Ended    Year Ended   Year Ended   Year Ended
                                                                         5/31/05       5/31/04      5/31/05      5/31/04
-------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                              $  4,092,915  $  4,546,151  $ 1,726,792  $ 1,826,407
Net realized gain (loss) from investments                             2,596,442      (904,586)     131,374      161,474
Net change in unrealized appreciation (depreciation)
 of investments                                                         117,207    (5,035,886)   1,956,784   (2,308,595)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                 6,806,564    (1,394,321)   3,814,950     (320,714)
-------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                            (2,928,891)   (3,215,414)  (1,269,547)  (1,384,330)
  Class B                                                              (185,406)     (236,614)    (184,302)    (227,283)
  Class C                                                              (302,027)     (331,693)    (171,908)    (220,399)
  Class R                                                              (692,950)     (837,684)     (29,969)     (33,152)
From accumulated net realized gains from investments:
  Class A                                                            (1,032,659)           --           --           --
  Class B                                                               (78,564)           --           --           --
  Class C                                                              (126,181)           --           --           --
  Class R                                                              (234,031)           --           --           --
-------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders            (5,580,709)   (4,621,405)  (1,655,726)  (1,865,164)
-------------------------------------------------------------------------------------------------------------------------
Fund Share Transactions
Proceeds from sale of shares                                          9,116,790    10,487,851    5,947,011    4,340,201
Proceeds from shares issued to shareholders due to
 reinvestment of distributions                                        2,442,934     1,826,896      676,967      757,261
-------------------------------------------------------------------------------------------------------------------------
                                                                     11,559,724    12,314,747    6,623,978    5,097,462
Cost of shares redeemed                                             (13,642,222)  (17,742,441)  (7,466,036)  (7,149,563)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions   (2,082,498)   (5,427,694)    (842,058)  (2,052,101)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                  (856,643)  (11,443,420)   1,317,166   (4,237,979)
Net assets at the beginning of year                                  99,197,094   110,640,514   42,405,209   46,643,188
-------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                      $ 98,340,451  $ 99,197,094  $43,722,375  $42,405,209
-------------------------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income
 at the end of year                                                $   (118,053) $   (101,161) $     3,875  $   (67,191)
-------------------------------------------------------------------------------------------------------------------------

                                                                          New Mexico
                                                                   ------------------------
                                                                     Year Ended   Year Ended
                                                                        5/31/05      5/31/04
--------------------------------------------------------------------------------------------
Operations
Net investment income                                              $ 2,171,325  $ 2,373,050
Net realized gain (loss) from investments                              126,581      165,851
Net change in unrealized appreciation (depreciation)
 of investments                                                      2,494,422   (3,430,453)
--------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                4,792,328     (891,552)
--------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                           (1,759,238)  (1,970,478)
  Class B                                                             (176,889)    (200,249)
  Class C                                                             (205,232)    (191,636)
  Class R                                                              (37,841)     (34,522)
From accumulated net realized gains from investments:
  Class A                                                                   --           --
  Class B                                                                   --           --
  Class C                                                                   --           --
  Class R                                                                   --           --
--------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders           (2,179,200)  (2,396,885)
--------------------------------------------------------------------------------------------
Fund Share Transactions
Proceeds from sale of shares                                         5,200,082    4,868,614
Proceeds from shares issued to shareholders due to
 reinvestment of distributions                                         966,534    1,008,448
--------------------------------------------------------------------------------------------
                                                                     6,166,616    5,877,062
Cost of shares redeemed                                             (6,911,710)  (8,320,720)
--------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions    (745,094)  (2,443,658)
--------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                1,868,034   (5,732,095)
Net assets at the beginning of year                                 53,005,058   58,737,153
--------------------------------------------------------------------------------------------
Net assets at the end of year                                      $54,873,092  $53,005,058
--------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income
 at the end of year                                                $   (53,631) $   (45,299)
--------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
25

Notes to Financial Statements

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust I (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of the Nuveen Arizona Municipal Bond Fund ("Arizona"), Nuveen Colorado Municipal Bond Fund ("Colorado") and Nuveen New Mexico Municipal Bond Fund ("New Mexico") (collectively, the "Funds"), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.

The Funds seek to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

Effective January 1, 2005, Nuveen Advisory Corp. ("NAC"), the Funds' previous Adviser, and its affiliate, Nuveen Institutional Advisory Corp. ("NIAC"), were merged into Nuveen Asset Management ("NAM"), each wholly owned subsidiaries of Nuveen Investments, Inc. ("Nuveen"). As a result of the merger, NAM is now the Adviser to all funds previously advised by either NAC or NIAC.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Investment Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service or, in the absence of a pricing service for a particular security, the Board of Trustees of the Funds, or its designee, may establish fair market value using a wide variety of market data including yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from securities dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant by the pricing service or the Board of Trustees' designee. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Securities purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At May 31, 2005, there were no such outstanding purchase commitments in any of the Funds.

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend. Generally, payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. All monthly tax-exempt income dividends paid during the fiscal year ended May 31, 2005, have been designated Exempt Interest Dividends. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Flexible Sales Charge Program
Each Fund offers Class A, B, C and R Shares. Class A Shares are generally sold with an up-front sales charge and incur a .20% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without an up-front sales charge but incur a .75% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the


----
26
investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without an up-front sales charge but incur a .55% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the fiscal year ended May 31, 2005.

Expense Allocation
Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fund Shares

Transactions in Fund shares were as follows:

                                                                           Arizona
                                                     --------------------------------------------------
                                                            Year Ended                Year Ended
                                                              5/31/05                   5/31/04
                                                     ------------------------  ------------------------
                                                          Shares        Amount      Shares        Amount
--------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                               634,465  $  6,902,724     672,282  $  7,431,055
  Class B                                                17,659       191,744      77,810       858,490
  Class C                                               171,209     1,856,500     151,108     1,654,278
  Class R                                                15,286       165,822      50,089       544,028
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                               146,176     1,584,281     100,907     1,112,505
  Class B                                                 6,715        72,635       4,525        49,800
  Class C                                                16,543       179,030      13,424       147,687
  Class R                                                56,050       606,988      46,954       516,904
--------------------------------------------------------------------------------------------------------
                                                      1,064,103    11,559,724   1,117,099    12,314,747
--------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                              (853,648)   (9,263,294)   (940,959)  (10,309,701)
  Class B                                              (157,989)   (1,707,239)   (102,560)   (1,122,300)
  Class C                                              (106,006)   (1,148,747)   (285,875)   (3,111,912)
  Class R                                              (140,384)   (1,522,942)   (293,232)   (3,198,528)
--------------------------------------------------------------------------------------------------------
                                                     (1,258,027)  (13,642,222) (1,622,626)  (17,742,441)
--------------------------------------------------------------------------------------------------------
Net increase (decrease)                                (193,924) $ (2,082,498)   (505,527) $ (5,427,694)
--------------------------------------------------------------------------------------------------------


----
27

                                                                       Colorado
                                                     --------------------------------------------
                                                           Year Ended             Year Ended
                                                            5/31/05                5/31/04
                                                     ---------------------  ---------------------
                                                        Shares       Amount    Shares       Amount
--------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                             420,886  $ 4,387,728   306,120  $ 3,172,503
  Class B                                              25,991      270,769    44,839      460,100
  Class C                                             111,944    1,154,439    67,994      697,147
  Class R                                              12,813      134,075     1,039       10,451
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                              48,272      499,555    52,043      533,529
  Class B                                               6,551       67,707     8,270       84,814
  Class C                                               7,901       81,562    10,446      106,947
  Class R                                               2,720       28,143     3,122       31,971
--------------------------------------------------------------------------------------------------
                                                      637,078    6,623,978   493,873    5,097,462
--------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                            (460,977)  (4,784,955) (413,394)  (4,234,226)
  Class B                                             (97,001)  (1,004,669)  (67,810)    (690,737)
  Class C                                            (160,445)  (1,640,755) (203,204)  (2,065,146)
  Class R                                              (3,356)     (35,657)  (15,624)    (159,454)
--------------------------------------------------------------------------------------------------
                                                     (721,779)  (7,466,036) (700,032)  (7,149,563)
--------------------------------------------------------------------------------------------------
Net increase (decrease)                               (84,701) $  (842,058) (206,159) $(2,052,101)
--------------------------------------------------------------------------------------------------

                                                                      New Mexico
                                                     --------------------------------------------
                                                           Year Ended             Year Ended
                                                            5/31/05                5/31/04
                                                     ---------------------  ---------------------
                                                        Shares       Amount    Shares       Amount
--------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                             389,716  $ 4,040,700   266,319  $ 2,762,369
  Class A -- automatic conversion of Class B shares     3,407       35,774        --           --
  Class B                                              19,491      201,233    71,583      752,894
  Class C                                              88,460      922,162   118,392    1,230,367
  Class R                                                  20          213    12,078      122,984
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                              69,794      720,936    74,479      772,559
  Class B                                              10,008      103,384    10,823      112,259
  Class C                                              10,643      110,121     9,047       93,858
  Class R                                               3,094       32,093     2,860       29,772
--------------------------------------------------------------------------------------------------
                                                      594,633    6,166,616   565,581    5,877,062
--------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                            (581,364)  (6,027,938) (642,554)  (6,595,077)
  Class B                                             (62,576)    (648,338) (127,183)  (1,316,991)
  Class B -- automatic conversion to Class A shares    (3,404)     (35,774)       --           --
  Class C                                             (17,879)    (184,075)  (39,629)    (406,965)
  Class R                                              (1,484)     (15,585)     (158)      (1,687)
--------------------------------------------------------------------------------------------------
                                                     (666,707)  (6,911,710) (809,524)  (8,320,720)
--------------------------------------------------------------------------------------------------
Net increase (decrease)                               (72,074) $  (745,094) (243,943) $(2,443,658)
--------------------------------------------------------------------------------------------------


----
28

3. Securities Transactions

Purchases and sales (including maturities) of investments in long-term municipal securities for the fiscal year ended May 31, 2005, were as follows:

                                     Arizona    Colorado New Mexico
            -------------------------------------------------------
            Purchases            $25,575,117 $12,309,955 $6,285,849
            Sales and maturities  30,340,326  13,862,705  7,832,721
            -------------------------------------------------------

4. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses on investments, timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At May 31, 2005, the cost of investments was as follows:

                                    Arizona    Colorado  New Mexico
            -------------------------------------------------------
            Cost of investments $91,954,385 $39,480,030 $49,720,325
            -------------------------------------------------------

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2005, were as follows:

                                                Arizona    Colorado  New Mexico
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Gross unrealized:
  Appreciation                             $ 5,482,231  $3,370,662  $3,858,278
  Depreciation                              (1,179,012)    (17,248)    (85,074)
-------------------------------------------------------------------------------
Net unrealized appreciation of investments $ 4,303,219  $3,353,414  $3,773,204
-------------------------------------------------------------------------------

The tax components of undistributed net investment income and net realized gains at May 31, 2005, were as follows:

                                                Arizona Colorado New Mexico
     ----------------------------------------------------------------------
     ----------------------------------------------------------------------
     Undistributed net tax-exempt income*      $183,216 $140,453   $118,702
     Undistributed net ordinary income**             --       --         --
     Undistributed net long-term capital gains  119,237       --         --
     ----------------------------------------------------------------------

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on May 9, 2005, paid on June 1, 2005.
**Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal years ended May 31, 2005 and May 31, 2004, was designated for purposes of the dividends paid deduction as follows:

2005                                              Arizona   Colorado New Mexico
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Distributions from net tax-exempt income       $4,144,093 $1,654,161 $2,198,535
Distributions from net ordinary income**               --         --        801
Distributions from net long-term capital gains  1,471,435         --         --
-------------------------------------------------------------------------------

**Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

2004                                              Arizona   Colorado New Mexico
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Distributions from net tax-exempt income       $4,660,464 $1,890,437 $2,401,262
Distributions from net ordinary income**               --         --         --
Distributions from net long-term capital gains         --         --         --
-------------------------------------------------------------------------------

**Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At May 31, 2005, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                        Colorado New Mexico
                     --------------------------------------
                     --------------------------------------
                     Expiration Year:
                       2008           $  338,828 $  220,781
                       2009              374,552    338,997
                       2010               97,920         --
                       2011              220,293    309,022
                       2012              204,953    161,533
                     --------------------------------------
                     Total            $1,236,546 $1,030,333
                     --------------------------------------

At May 31, 2005, New Mexico elected to defer $63,437 of net realized losses from investments incurred from November 1, 2004 through May 31, 2005 ("post-October losses") in accordance with Federal income tax regulations. The post-October losses were treated as having arisen on the first day of the following fiscal year.


----
29

5. Management Fee and Other Transactions with Affiliates

As approved by the Board of Trustees, effective August 1, 2004, a complex-wide management fee structure was adopted for all funds sponsored by the Adviser, or its predecessor and its affiliates. This fee structure separates each fund's management fee into two components - a complex-level component, based on the aggregate amount of all fund assets managed by the Adviser, and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser. Under no circumstances will this pricing structure result in a fund paying management fees at a rate higher than would otherwise have been applicable had the complex-wide management fee structure not been implemented. As of June 30, 2005, the complex-level fee rate was .1900%; that is the funds' effective management fees were reduced by approximately .0100%.

Effective August 1, 2004, the annual fund-level fee, payable monthly, for each of the Funds is based upon the average daily net assets of each Fund as follows:

              Average Daily Net Assets       Fund-Level Fee Rate
              ---------------------------------------------------
              For the first $125 million                   .3500%
              For the next $125 million                    .3375
              For the next $250 million                    .3250
              For the next $500 million                    .3125
              For the next $1 billion                      .3000
              For the next $3 billion                      .2750
              For net assets over $5 billion               .2500
              ---------------------------------------------------

Effective August 1, 2004, the annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as follows:

       Complex-Level Assets /(1)/                Complex-Level Fee Rate
       -----------------------------------------------------------------
       For the first $55 billion                                  .2000%
       For the next $1 billion                                    .1800
       For the next $1 billion                                    .1600
       For the next $3 billion                                    .1425
       For the next $3 billion                                    .1325
       For the next $3 billion                                    .1250
       For the next $5 billion                                    .1200
       For the next $5 billion                                    .1175
       For the next $15 billion                                   .1150
       For Managed Assets over $91 billion /(2)/                  .1400
       -----------------------------------------------------------------

(1)The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.
(2)With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

Each Fund paid through July 31, 2004, an annual management fee, payable monthly, at the rates set forth below, which were based upon the average daily net assets of each Fund as follows:

              Average Daily Net Assets       Management Fee Rate
              ---------------------------------------------------
              For the first $125 million                   .5500%
              For the next $125 million                    .5375
              For the next $250 million                    .5250
              For the next $500 million                    .5125
              For the next $1 billion                      .5000
              For the next $3 billion                      .4750
              For net assets over $5 billion               .4500
              ---------------------------------------------------

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.


----
30

The Adviser may voluntarily reimburse expenses in any of the Funds. Voluntary reimbursements may be terminated at any time at the Adviser's discretion.

During the fiscal year ended May 31, 2005, Nuveen Investments, LLC (the "Distributor"), a wholly owned subsidiary of Nuveen, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                                              Arizona Colorado New Mexico
      -------------------------------------------------------------------
      Sales charges collected (unaudited)    $134,797  $81,845    $71,428
      Paid to authorized dealers (unaudited)  117,036   70,534     60,730
      -------------------------------------------------------------------

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the fiscal year ended May 31, 2005, the Distributor compensated authorized dealers directly with commission advances at the time of purchase as follows:

                                          Arizona Colorado New Mexico
          -----------------------------------------------------------
          Commission advances (unaudited) $25,996  $20,107    $17,871
          -----------------------------------------------------------

To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the fiscal year ended May 31, 2005, the Distributor retained such 12b-1 fees as follows:

                                          Arizona Colorado New Mexico
          -----------------------------------------------------------
          12b-1 fees retained (unaudited) $45,498  $51,537    $45,811
          -----------------------------------------------------------

The remaining 12b-1 fees charged to the Funds were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the fiscal year ended May 31, 2005, as follows:

                                                     Arizona Colorado New Mexico
--------------------------------------------------------------------------------
CDSC retained (unaudited)                            $28,124  $12,333     $7,141
--------------------------------------------------------------------------------

6. Announcement Regarding Parent Company of Adviser

In early April, 2005, The St. Paul Travelers Companies, Inc. ("St. Paul Travelers"), which owned 79% of Nuveen, (A) completed a public offering of a substantial portion of its equity stake in Nuveen, (B) sold Nuveen $200 million of its Nuveen shares, (C) entered into an agreement with Nuveen to sell an additional $400 million of its Nuveen shares on a "forward" basis with payment for and settlement of these shares delayed for several months, and (D) entered into agreements with two unaffiliated investment banking firms to sell an amount equal to most or all of its remaining Nuveen shares for current payment but for future settlement. The settlement of transactions (C) and (D) above would likely be deemed an "assignment" (as defined in the 1940 Act) of the investment management agreements between the Funds and the Adviser, which would result in the automatic termination of each agreement under the 1940 Act. The Board of Trustees will consider approval of new ongoing investment management agreements for each Fund and the submission of those agreements for approval by each respective Fund's shareholders. Those agreements, if approved by a Fund's shareholders, would take effect upon such approval. There can be no assurance that these approvals will be obtained.

7. Subsequent Event - Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on July 1, 2005, to shareholders of record on June 9, 2005, as follows:

                                                     Arizona Colorado New Mexico
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dividend per share:
 Class A                                              $.0365   $.0350     $.0355
 Class B                                               .0295    .0285      .0290
 Class C                                               .0315    .0305      .0305
 Class R                                               .0380    .0370      .0370
--------------------------------------------------------------------------------


----
31

Financial Highlights

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                             Investment Operations        Less Distributions
                          ---------------------------  -----------------------                    -------


ARIZONA




                                           Net
              Beginning         Net  Realized/             Net                  Ending             Ending
                    Net     Invest- Unrealized         Invest-                     Net                Net
Year Ended        Asset        ment       Gain            ment  Capital          Asset     Total   Assets
May 31,           Value   Income(a)     (Loss)   Total  Income    Gains   Total  Value Return(b)    (000)
----------------------------------------------------------------------------------------------------------
Class A (10/86)
   2005          $10.73        $.46      $ .30  $ .76    $(.46)   $(.16) $(.62) $10.87      7.28% $69,432
   2004           11.35         .48       (.61)  (.13)    (.49)      --   (.49)  10.73     (1.19)  69,355
   2003           10.91         .51        .47    .98     (.52)    (.02)  (.54)  11.35      9.23   75,255
   2002           10.84         .53        .12    .65     (.53)    (.05)  (.58)  10.91      6.06   69,356
   2001           10.24         .54        .58   1.12     (.52)      --   (.52)  10.84     11.12   70,642
Class B (2/97)
   2005           10.72         .38        .29    .67     (.38)    (.16)  (.54)  10.85      6.37    4,791
   2004           11.33         .40       (.61)  (.21)    (.40)      --   (.40)  10.72     (1.85)   6,162
   2003           10.89         .42        .48    .90     (.44)    (.02)  (.46)  11.33      8.43    6,745
   2002           10.83         .45        .11    .56     (.45)    (.05)  (.50)  10.89      5.20    5,962
   2001           10.23         .46        .59   1.05     (.45)      --   (.45)  10.83     10.33    4,447
Class C (2/94)
   2005           10.71         .40        .30    .70     (.40)    (.16)  (.56)  10.85      6.71    8,462
   2004           11.33         .42       (.61)  (.19)    (.43)      --   (.43)  10.71     (1.73)   7,481
   2003           10.90         .45        .46    .91     (.46)    (.02)  (.48)  11.33      8.56    9,289
   2002           10.83         .47        .12    .59     (.47)    (.05)  (.52)  10.90      5.50    7,454
   2001           10.23         .48        .59   1.07     (.47)      --   (.47)  10.83     10.56    5,809
Class R (2/97)
   2005           10.72         .48        .30    .78     (.48)    (.16)  (.64)  10.86      7.47   15,656
   2004           11.33         .50       (.60)  (.10)    (.51)      --   (.51)  10.72      (.93)  16,198
   2003           10.90         .53        .47   1.00     (.55)    (.02)  (.57)  11.33      9.38   19,351
   2002           10.83         .56        .12    .68     (.56)    (.05)  (.61)  10.90      6.30   17,742
   2001           10.24         .56        .58   1.14     (.55)      --   (.55)  10.83     11.27   19,388
----------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                Ratios/Supplemental Data
              -------------------------------------------------------------------
                Before Credit/         After          After Credit/
                Reimbursement     Reimbursement(c)   Reimbursement(d)
ARIZONA       -----------------  -----------------  -----------------
                          Ratio              Ratio              Ratio
                         of Net             of Net             of Net
                        Invest-            Invest-            Invest-
              Ratio of     ment  Ratio of     ment  Ratio of     ment
              Expenses   Income  Expenses   Income  Expenses   Income
                    to       to        to       to        to       to
               Average  Average   Average  Average   Average  Average  Portfolio
Year Ended         Net      Net       Net      Net       Net      Net   Turnover
May 31,         Assets   Assets    Assets   Assets    Assets   Assets       Rate
---------------------------------------------------------------------------------
Class A (10/86)
   2005            .90%    4.20%      .90%    4.20%      .89%    4.22%        26%
   2004            .94     4.34       .94     4.34       .93     4.35         10
   2003            .92     4.56       .92     4.56       .91     4.57         14
   2002            .92     4.85       .92     4.85       .91     4.86         16
   2001            .95     5.02       .95     5.02       .94     5.03         21
Class B (2/97)
   2005           1.65     3.46      1.65     3.46      1.64     3.47         26
   2004           1.69     3.59      1.69     3.59      1.68     3.60         10
   2003           1.67     3.81      1.67     3.81      1.66     3.82         14
   2002           1.67     4.10      1.67     4.10      1.66     4.11         16
   2001           1.70     4.27      1.70     4.27      1.69     4.28         21
Class C (2/94)
   2005           1.45     3.65      1.45     3.65      1.44     3.66         26
   2004           1.49     3.80      1.49     3.80      1.48     3.80         10
   2003           1.47     4.01      1.47     4.01      1.46     4.02         14
   2002           1.46     4.30      1.46     4.30      1.46     4.31         16
   2001           1.50     4.47      1.50     4.47      1.49     4.48         21
Class R (2/97)
   2005            .70     4.41       .70     4.41       .69     4.42         26
   2004            .74     4.55       .74     4.55       .73     4.55         10
   2003            .72     4.76       .72     4.76       .71     4.77         14
   2002            .72     5.05       .72     5.05       .71     5.06         16
   2001            .75     5.22       .75     5.22       .74     5.23         21
---------------------------------------------------------------------------------

(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.

                                See accompanying notes to financial statements.

----
32

Class (Commencement Date)
                             Investment Operations       Less Distributions
                          ---------------------------  ----------------------                    -------


COLORADO




                                           Net
              Beginning         Net  Realized/             Net                 Ending             Ending
                    Net     Invest- Unrealized         Invest-                    Net                Net
Year Ended        Asset        ment       Gain            ment  Capital         Asset     Total   Assets
May 31,           Value   Income(a)     (Loss)   Total  Income    Gains  Total  Value Return(b)    (000)
---------------------------------------------------------------------------------------------------------
Class A (5/87)
   2005          $10.03        $.43      $ .51  $ .94    $(.41)     $-- $(.41) $10.56      9.50% $32,345
   2004           10.52         .45       (.49)  (.04)    (.45)      --  (.45)  10.03      (.34)  30,658
   2003           10.15         .48        .38    .86     (.49)      --  (.49)  10.52      8.70   32,732
   2002           10.02         .52        .13    .65     (.52)      --  (.52)  10.15      6.53   32,638
   2001            9.50         .52        .51   1.03     (.51)      --  (.51)  10.02     11.00   32,306
Class B (2/97)
   2005           10.04         .35        .50    .85     (.33)      --  (.33)  10.56      8.61    5,491
   2004           10.53         .37       (.48)  (.11)    (.38)      --  (.38)  10.04     (1.04)   5,867
   2003           10.16         .40        .39    .79     (.42)      --  (.42)  10.53      7.93    6,310
   2002           10.03         .44        .13    .57     (.44)      --  (.44)  10.16      5.78    6,014
   2001            9.52         .45        .50    .95     (.44)      --  (.44)  10.03     10.07    4,916
Class C (2/97)
   2005           10.02         .37        .51    .88     (.36)      --  (.36)  10.54      8.85    5,077
   2004           10.51         .39       (.48)  (.09)    (.40)      --  (.40)  10.02      (.87)   5,234
   2003           10.14         .42        .39    .81     (.44)      --  (.44)  10.51      8.14    6,801
   2002           10.01         .46        .13    .59     (.46)      --  (.46)  10.14      5.98    4,064
   2001            9.49         .47        .50    .97     (.45)      --  (.45)  10.01     10.41    2,995
Class R (2/97)
   2005           10.03         .45        .50    .95     (.43)      --  (.43)  10.55      9.65      809
   2004           10.52         .47       (.48)  (.01)    (.48)      --  (.48)  10.03      (.11)     647
   2003           10.16         .50        .38    .88     (.52)      --  (.52)  10.52      8.84      799
   2002           10.01         .54        .15    .69     (.54)      --  (.54)  10.16      6.98      819
   2001            9.50         .54        .50   1.04     (.53)      --  (.53)  10.01     11.10      746
---------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                Ratios/Supplemental Data
              -------------------------------------------------------------------
                Before Credit/         After          After Credit/
                Reimbursement     Reimbursement(c)   Reimbursement(d)
COLORADO      -----------------  -----------------  -----------------
                          Ratio              Ratio              Ratio
                         of Net             of Net             of Net
                        Invest-            Invest-            Invest-
              Ratio of     ment  Ratio of     ment  Ratio of     ment
              Expenses   Income  Expenses   Income  Expenses   Income
                    to       to        to       to        to       to
               Average  Average   Average  Average   Average  Average  Portfolio
Year Ended         Net      Net       Net      Net       Net      Net   Turnover
May 31,         Assets   Assets    Assets   Assets    Assets   Assets       Rate
---------------------------------------------------------------------------------
Class A (5/87)
   2005            .93%    4.10%      .93%    4.10%      .91%    4.12%        29%
   2004            .95     4.34       .95     4.34       .94     4.35         49
   2003            .95     4.66       .95     4.66       .93     4.68         12
   2002            .96     5.05       .96     5.05       .94     5.06         28
   2001           1.00     5.28      1.00     5.28       .99     5.29         33
Class B (2/97)
   2005           1.68     3.35      1.68     3.35      1.66     3.37         29
   2004           1.70     3.59      1.70     3.59      1.69     3.60         49
   2003           1.70     3.92      1.70     3.92      1.68     3.93         12
   2002           1.70     4.29      1.70     4.29      1.69     4.31         28
   2001           1.75     4.53      1.75     4.53      1.74     4.54         33
Class C (2/97)
   2005           1.48     3.55      1.48     3.55      1.46     3.57         29
   2004           1.50     3.80      1.50     3.80      1.49     3.81         49
   2003           1.49     4.11      1.49     4.11      1.48     4.12         12
   2002           1.49     4.50      1.49     4.50      1.48     4.51         28
   2001           1.55     4.73      1.55     4.73      1.54     4.74         33
Class R (2/97)
   2005            .73     4.30       .73     4.30       .71     4.31         29
   2004            .75     4.54       .75     4.54       .74     4.56         49
   2003            .75     4.87       .75     4.87       .74     4.88         12
   2002            .75     5.25       .75     5.25       .74     5.26         28
   2001            .81     5.47       .81     5.47       .80     5.48         33
---------------------------------------------------------------------------------

(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.

                                See accompanying notes to financial statements.

----
33

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                             Investment Operations       Less Distributions
                          ---------------------------  ----------------------                    -------


NEW MEXICO




                                           Net
              Beginning         Net  Realized/             Net                 Ending             Ending
                    Net     Invest- Unrealized         Invest-                    Net                Net
Year Ended        Asset        ment       Gain            ment  Capital         Asset     Total   Assets
May 31,           Value   Income(a)     (Loss)   Total  Income    Gains  Total  Value Return(b)    (000)
---------------------------------------------------------------------------------------------------------
Class A (9/92)
   2005          $10.07        $.43      $ .50  $ .93    $(.43)     $-- $(.43) $10.57      9.41% $42,608
   2004           10.66         .45       (.58)  (.13)    (.46)      --  (.46)  10.07     (1.28)  41,789
   2003           10.27         .47        .40    .87     (.48)      --  (.48)  10.66      8.65   47,478
   2002           10.23         .49        .04    .53     (.49)      --  (.49)  10.27      5.22   45,882
   2001            9.66         .50        .56   1.06     (.49)      --  (.49)  10.23     11.11   46,358
Class B (2/97)
   2005           10.07         .35        .50    .85     (.35)      --  (.35)  10.57      8.59    5,007
   2004           10.66         .37       (.58)  (.21)    (.38)      --  (.38)  10.07     (2.02)   5,137
   2003           10.27         .39        .40    .79     (.40)      --  (.40)  10.66      7.84    5,919
   2002           10.23         .41        .04    .45     (.41)      --  (.41)  10.27      4.43    4,485
   2001            9.66         .42        .56    .98     (.41)      --  (.41)  10.23     10.26    3,393
Class C (2/97)
   2005           10.07         .37        .51    .88     (.37)      --  (.37)  10.58      8.88    6,364
   2004           10.67         .40       (.60)  (.20)    (.40)      --  (.40)  10.07     (1.94)   5,243
   2003           10.27         .41        .41    .82     (.42)      --  (.42)  10.67      8.13    4,615
   2002           10.23         .43        .04    .47     (.43)      --  (.43)  10.27      4.61    3,295
   2001            9.65         .44        .57   1.01     (.43)      --  (.43)  10.23     10.61    2,396
Class R (2/97)
   2005           10.11         .45        .50    .95     (.45)      --  (.45)  10.61      9.56      895
   2004           10.70         .47       (.59)  (.12)    (.47)      --  (.47)  10.11     (1.10)     836
   2003           10.30         .49        .41    .90     (.50)      --  (.50)  10.70      8.91      726
   2002           10.26         .51        .03    .54     (.50)      --  (.50)  10.30      5.39      547
   2001            9.68         .52        .56   1.08     (.50)      --  (.50)  10.26     11.39      520
---------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                Ratios/Supplemental Data
              -------------------------------------------------------------------
                Before Credit/         After          After Credit/
                Reimbursement     Reimbursement(c)   Reimbursement(d)
NEW MEXICO    -----------------  -----------------  -----------------
                          Ratio              Ratio              Ratio
                         of Net             of Net             of Net
                        Invest-            Invest-            Invest-
              Ratio of     ment  Ratio of     ment  Ratio of     ment
              Expenses   Income  Expenses   Income  Expenses   Income
                    to       to        to       to        to       to
               Average  Average   Average  Average   Average  Average  Portfolio
Year Ended         Net      Net       Net      Net       Net      Net   Turnover
May 31,         Assets   Assets    Assets   Assets    Assets   Assets       Rate
---------------------------------------------------------------------------------
Class A (9/92)
   2005            .92%    4.14%      .92%    4.14%      .91%    4.15%        12%
   2004            .93     4.36       .93     4.36       .92     4.36         20
   2003            .93     4.48       .93     4.48       .92     4.49          8
   2002            .95     4.76       .95     4.76       .94     4.77         22
   2001            .99     4.92       .99     4.92       .97     4.93         10
Class B (2/97)
   2005           1.67     3.39      1.67     3.39      1.66     3.40         12
   2004           1.68     3.61      1.68     3.61      1.67     3.61         20
   2003           1.68     3.73      1.68     3.73      1.66     3.74          8
   2002           1.70     4.01      1.70     4.01      1.69     4.02         22
   2001           1.73     4.17      1.73     4.17      1.72     4.18         10
Class C (2/97)
   2005           1.47     3.58      1.47     3.58      1.46     3.60         12
   2004           1.48     3.81      1.48     3.81      1.47     3.82         20
   2003           1.47     3.93      1.47     3.93      1.46     3.95          8
   2002           1.50     4.20      1.50     4.20      1.48     4.21         22
   2001           1.54     4.37      1.54     4.37      1.52     4.38         10
Class R (2/97)
   2005            .72     4.34       .72     4.34       .71     4.35         12
   2004            .73     4.56       .73     4.56       .72     4.57         20
   2003            .73     4.68       .73     4.68       .71     4.69          8
   2002            .75     4.96       .75     4.96       .74     4.97         22
   2001            .79     5.12       .79     5.12       .77     5.13         10
---------------------------------------------------------------------------------

(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.

                                See accompanying notes to financial statements.

----
34

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Nuveen Multistate Trust I:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Nuveen Arizona Municipal Bond Fund, Nuveen Colorado Municipal Bond Fund and Nuveen New Mexico Municipal Bond Fund (each a series of the Nuveen Multistate Trust I, hereafter referred to as the "Funds") at May 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board. These standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights of the Funds for the year ended May 31, 2001 were audited by other independent auditors who have ceased operations. Those independent auditors expressed an unqualified opinion in the report dated
July 11, 2001.

PricewaterhouseCoopers LLP

Chicago, IL
July 28, 2005


----
35

            ANNUAL INVESTMENT MANAGEMENT AGREEMENT APPROVAL PROCESS

   At a meeting held on May 10-12, 2005, the Board of Trustees of the Funds, including the independent trustees, unanimously approved the Investment Management Agreement between each Fund and NAM (the "Adviser").

The Approval Process

   To assist the Board in its evaluation of an advisory contract with the Adviser, the independent trustees received a report in adequate time in advance of their meeting which outlined, among other things, the services provided by the Adviser; the organization of the Adviser, including the responsibilities of various departments and key personnel; the respective Fund's past performance as well as the Fund's performance compared to funds of similar investment objectives compiled by an independent third party (a "Peer Group") as described below and if available, with recognized or, in certain cases, customized benchmarks; the profitability of the Adviser and certain industry profitability analyses for advisers to unaffiliated investment companies; the expenses of the Adviser in providing the various services; the advisory fees of the Adviser, including comparisons of such fees with the management fees of comparable funds in its Peer Group as well as comparisons of the Adviser's management fees with the fees the Adviser assesses to other types of investment products or accounts, if any; the soft dollar practices of the Adviser; and the expenses of each Fund, including comparisons of the Fund's expense ratios (after any fee waivers) with the expense ratios of its Peer Group. This information supplements that received by the Board throughout the year regarding Fund performance, expense ratios, portfolio composition, trade execution and sales activity.

   In addition to the foregoing materials, independent legal counsel to the independent trustees provided, in advance of the meeting, a legal memorandum outlining, among other things, the duties of the trustees under the 1940 Act as well as the general principles of relevant state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; an adviser's fiduciary duty with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards of directors have fulfilled their duties and factors to be considered by the board in voting on advisory agreements.

   At the Board meeting, the Adviser made a presentation to and responded to questions from the Board. After the presentations and after reviewing the written materials, the independent trustees met privately with their legal counsel to review the Board's duties in reviewing advisory contracts and consider the renewal of the advisory contracts. It is with this background that the trustees considered the advisory contracts with the Adviser. The independent trustees, in consultation with independent counsel, reviewed the factors set out in judicial decisions and SEC directives relating to the renewal of advisory contracts. As outlined in more detail below, the trustees considered all factors they believed relevant with respect to each Fund, including the following: (a) the nature, extent and quality of the services to be provided by the Adviser; (b) the investment performance of the Fund and the Adviser; (c) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund;
(d) the extent to which economies of scale would be realized as the Fund grows; and (e) whether fee levels reflect these economies of scale for the benefit of Fund investors.

A. Nature, Extent and Quality of Services

   In evaluating the nature, extent and quality of the Adviser's services, the trustees reviewed information concerning the types of services that the Adviser or its affiliates provide and are expected to provide to the Funds; narrative and statistical information concerning the respective Fund's performance record and how such performance compares to the Fund's Peer Group and, if available, recognized benchmarks or, in certain cases, customized benchmarks (as described in further detail in Section B below); information describing the Adviser's organization and its various departments, the experience and responsibilities of key personnel, and available resources. In the discussion of key personnel, the trustees received materials regarding the changes or additions in personnel of the Adviser. The trustees further noted the willingness of the personnel of the Adviser to engage in open, candid discussions with the Board. The trustees further considered the quality of the Adviser's investment process in making portfolio management decisions, including any refinements or improvements to the portfolio management processes, enhancements to technology and systems that are available to portfolio managers, and any additions of new personnel which may strengthen or expand the research and investment capabilities of the Adviser. In their review of advisory contracts for the fixed income funds, the trustees also noted that Nuveen won the Lipper Award for Best Fund Family:
Fixed Income-Large Asset Class, for 2004. Given the trustees' experience with the Funds, other Nuveen funds and the Adviser, the trustees noted that they were familiar with and continue to have a good understanding of the organization, operations and personnel of the Adviser.

   In addition to advisory services, the independent trustees considered the quality of the administrative or non-advisory services provided. In this regard, the Adviser provides the Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by others for the Funds) and officers and other personnel as are necessary for the operations of the respective Fund. In addition to investment management services, the Adviser and its affiliates provide each Fund with a wide range of services, including: preparing shareholder reports; providing daily accounting; providing quarterly financial statements; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; providing legal support (such as helping to prepare registration statements, amendments thereto and proxy statements and responding to regulatory inquiries); and performing other Fund administrative tasks necessary for the operation of the Fund (such as tax reporting and fulfilling regulatory filing requirements). In addition, in evaluating the administrative services, the trustees considered, in particular, the Adviser's policies and procedures for assuring compliance with applicable laws and


----
36
regulations in light of the new SEC regulations governing compliance. The trustees noted the Adviser's focus on compliance and its compliance systems. In their review, the trustees considered, among other things, the additions of experienced personnel to the Adviser's compliance group and modifications and other enhancements to the Adviser's computer systems. In addition to the foregoing, the trustees also noted that the Adviser outsources certain services that cannot be replicated without significant costs or at the same level of expertise. Such outsourcing has been a beneficial and efficient use of resources by keeping expenses low while obtaining quality services.

   With respect to services provided to the Funds, the trustees also noted, among other things, the enhancements the Adviser has implemented to its municipal portfolio management processes (e.g., the increased use of benchmarks to guide and assess the performance of its portfolio managers); the implementation of a risk management program; and the various initiatives being undertaken to enhance or modify the Adviser's computer systems as necessary to support the innovations of the municipal investment team (such as, the ability to assess certain historical data in order to create customized benchmarks, perform attribution analysis and facilitate the use of derivatives as hedging instruments).

   Based on their review, the trustees found that, overall, the nature, extent and quality of services provided (and expected to be provided) to the respective Funds under the Investment Management Agreements were of a high level and were quite satisfactory.

B. The Investment Performance of the Fund and the Adviser

   As previously noted, the Board received a myriad of performance information regarding each Fund and its Peer Group, if available. Among other things, the Board received materials reflecting a Fund's historic performance, the Fund's performance compared to its Peer Group if available and its performance compared to recognized and, in certain cases, customized benchmarks (as applicable). Further, in evaluating the performance information, in certain limited instances, the Trustees noted that the closest Peer Group for a Fund still would not adequately reflect such Fund's investment objectives and strategies, thereby limiting the usefulness of the comparisons of such Fund's performance with that of the Peer Group. The trustees evaluated, among other things, a Fund's one, three and five year total returns (as available) for the periods ending December 31, 2004 relative to the unaffiliated funds in its respective Peer Group (including the returns of individual peers as well as the Peer Group average) as well as additional performance information with respect to all funds in the Peer Group subject to the following. Certain state municipal funds do not have a corresponding Peer Group in which case their performance is measured against a state-specific municipal index compiled by an independent third party. Such indices measure bond performance rather than fund performance. The two open-end Funds that utilize such indices are the Nuveen New Mexico Municipal Bond Fund and the Nuveen Wisconsin Municipal Bond Fund. Based on their review, the trustees determined that each Fund's absolute and relative investment performance over time had been satisfactory.

C. Fees, Expenses and Profitability

   1. Fees and Expenses

   In evaluating the management fees and expenses that a Fund is expected to bear, the trustees considered the respective Fund's current management fee structure and the Fund's expected expense ratios in absolute terms as well as compared with the fees and respective expense ratios of the unaffiliated funds in its Peer Group. The trustees reviewed the financial information of the Adviser, including its respective revenues, expenses and profitability. In reviewing fees, the trustees, among other things, reviewed comparisons of the Fund's gross management fees (fees after fund-level and complex-wide level breakpoints but before reimbursement and fee waivers), net management fees (after breakpoints and reimbursements and fee waivers) and total expense ratios (before and after waivers) with those of the unaffiliated funds in its Peer Group and peer averages. In this regard, the trustees noted that the relative ranking of the Nuveen Funds on fees and expenses was aided by the significant level of fee reductions provided by the fund-level and complex-wide breakpoint schedules, and the fee waivers and reimbursements provided by Nuveen for certain Funds launched since 1999. The complex-wide breakpoint schedule was instituted in 2004 and is described in further detail below in Section D entitled "Economies of Scale." In addition to the foregoing, in their review of the fee and expense information provided for the municipal funds, including, in particular, the expense ratios of the unaffiliated funds in the Peer Group, the trustees determined that such Funds' net total expense ratios were within an acceptable range compared to such peers.

   2. Comparisons with the Fees of Other Clients

   The trustees further compared the fees of the Adviser to the fees the Adviser or an affiliate thereof assessed for other types of clients. Such other clients included clients investing in municipal funds, such as municipal managed accounts. With respect to municipal managed accounts, the advisory fees for such accounts are generally lower than those charged to the comparable Fund. The trustees noted, however, the additional services that are provided and the costs incurred by Nuveen in managing and operating registered investment companies, such as the Funds, compared to individually managed separate accounts. For instance, as described above, the Adviser and its affiliates provide numerous services to the Funds including, but not limited to, preparing shareholder reports; providing daily accounting; preparing quarterly financial statements; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; providing legal support; and administering all other aspects of the Fund's operations. Further, the trustees noted the increased compliance requirements for funds in light of new SEC regulations and other legislation. These services are generally not required to


----
37
the same extent, if at all, for separate accounts. In addition to the differences in services, the trustees also considered, among other things, the differences in product distribution, investor profiles and account sizes. Accordingly, the trustees believe that the nature and number of services provided to operate a Fund merit the higher fees than those to separate managed accounts.

   3. Profitability of the Adviser

   In conjunction with its review of fees, the trustees also considered the profitability of the Adviser. The trustees reviewed the Adviser's revenues, expenses and profitability margins (on both a pre-tax and after-tax basis). In reviewing profitability, the trustees recognized that one of the most difficult issues in determining profitability is establishing a method of allocating expenses. Accordingly, the trustees reviewed the Adviser's assumptions and methodology of allocating expenses. In this regard, the methods of allocation used appeared reasonable but the Board noted the inherent limitations in allocating costs among various advisory products. The trustees also recognized that individual fund or product line profitability of other advisers is generally not publicly available. Further, profitability may be affected by numerous factors including the types of funds managed, expense allocations, business mix, etc., and therefore comparability of profitability is somewhat limited. Nevertheless, to the extent available, the trustees considered the Adviser's profit margin compared to the profitability of various publicly-traded investment management companies and/or investment management companies that publicly disclose some or all of their financial results compiled by three independent third-party service providers. The trustees also reviewed the revenues, expenses and profit margins of various unaffiliated advisory firms with similar amounts of assets under management for the last year prepared by the Adviser. Based on their review, the trustees were satisfied that the Adviser's level of profitability from its relationship with each Fund was reasonable in light of the services provided.

   In evaluating the reasonableness of the compensation, the Trustees also considered any other revenues paid to the Adviser as well as any indirect benefits (such as soft dollar arrangements, if any) the Adviser and its affiliates are expected to receive that are directly attributable to their management of the Funds, if any. See Section E below for additional information. Based on their review of the overall fee arrangements of the applicable Fund, the trustees determined that the advisory fees and expenses of the respective Fund were reasonable.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

   In reviewing the compensation, the trustees have long understood the benefits of economies of scale as the assets of a fund grows and have sought to ensure that shareholders share in these benefits. One method for shareholders to share in economies of scale is to include breakpoints in the advisory fee schedules that reduce fees as fund assets grow. Accordingly, the trustees received and reviewed the schedules of advisory fees for each Fund, including fund-level breakpoints thereto. In addition, after lengthy negotiations with management, the Board in May, 2004 approved a complex-wide fee arrangement pursuant to which fees of the funds in the Nuveen complex, including the Funds, are reduced as the assets in the fund complex reach certain levels. The complex-wide fee arrangement was introduced on August 1, 2004 and the trustees reviewed data regarding the reductions of fees for the Funds for the period of August 1, 2004 to December 31, 2004. In evaluating the complex-wide fee arrangement, the trustees considered, among other things, the historic and expected fee savings to shareholders as assets grow, the amount of fee reductions at various asset levels, and that the arrangement would extend to all Funds in the Nuveen complex. The trustees also considered the impact, if any, the complex-wide fee arrangement may have on the level of services provided. Based on their review, the trustees concluded that the breakpoint schedule and complex-wide fee arrangement currently was acceptable and desirable in providing benefits from economies of scale to shareholders.

E. Indirect Benefits

   In evaluating fees, the trustees also considered any indirect benefits or profits the Adviser or its affiliates may receive as a result of its relationship with each Fund. In this regard, the trustees considered any benefits from soft dollar arrangements. The trustees noted that although the Adviser manages a large amount of assets, it has very little, if any, brokerage to allocate. This is due to the fact that the Adviser typically manages the portfolios of the municipal funds in the Nuveen complex and municipal bonds generally trade on a principal basis. Accordingly, the Adviser does not currently have any soft dollar arrangements and does not pay excess brokerage commissions (or spreads on principal transactions) in order to receive research services.

   In addition to soft dollar arrangements, the trustees also considered any other revenues, if any, received by the Adviser or its affiliates. In this regard, for Funds with 12b-1 plans, the trustees received and considered the amount 12b-1 fees retained by Nuveen during the last calendar year. The trustees noted that the vast majority of the 12b-1 fees received by Nuveen are ultimately paid to other financial advisers.

F. Other Considerations

   Nuveen, until recently, was a majority owned subsidiary of St. Paul Travelers. As noted, St. Paul earlier this year announced its intention to divest its equity stake in Nuveen. Nuveen is the parent of the Adviser. Pursuant to a series of transactions, St. Paul has begun to reduce its interest in Nuveen which will ultimately result in a change of control of Nuveen and therefore the Adviser. As mandated by the 1940 Act, such a change in control would result in an assignment of the advisory agreement with the Adviser and the automatic termination of such agreement. Accordingly, the Board also considered the approval of a New Investment


----
38

Management Agreement with each Fund in light of, and which would take effect upon, the anticipated change of control. More specifically, the Board considered for each Fund a New Investment Management Agreement on substantially identical terms to the existing Investment Management Agreement, to take effect after the change of control has occurred and the contract has been approved by Fund shareholders. In its review, the Board considered whether the various transactions necessary to divest St. Paul's interest will have an impact on the various factors they considered in approving the Adviser, such as the scope and quality of services to be provided following the change of control. In reviewing the St. Paul transactions, the Board considered, among other things, the impact, if any, on the operations and organizational structure of the Adviser; the possible benefits and costs of the transactions to the respective Fund; the potential implications of any arrangements used by the Adviser to finance certain of the transactions; the ability of the Adviser to perform its duties after the transactions; whether a Fund's fee structure or expense ratio would change; any changes to the current practices of the respective Fund; any changes to the terms of the advisory agreement; and any anticipated changes to the operations of the Adviser. Based on its review, the Board determined that St. Paul's divestiture would not affect the nature and quality of services provided by the Adviser, the terms of the Investment Management Agreements, including the fees thereunder, and would not materially affect the organization or operations of the Adviser. Accordingly, the Board determined that their analysis of the various factors regarding their approval of the Adviser would continue to apply after the change of control.

G. Approval

   The trustees did not identify any single factor discussed previously as all-important or controlling. The trustees, including a majority of independent trustees, concluded that the terms of the Investment Management Agreements were fair and reasonable, that the Adviser's fees are reasonable in light of the services provided to each Fund, that the renewal of the Investment Management Agreements should be approved, and that the new, post-change of control Investment Management Agreements be approved and recommended to shareholders.


----
39

                                     Notes

--------------------------------------------------------------------------------
40

  Trustees and Officers
================================================================================


The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Trustees of the Funds. The number of trustees of the Funds is currently set at nine. None of the trustees who are not "interested" persons of the Funds has ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

The Funds' Statement of Additional Information ("SAI") includes more information about the Trustees. To request a free copy, call Nuveen Investments at (800) 257-8787.

                                                                                                              Number of
                                                                                                            Portfolios in
Name,                         Position(s)       Year First    Principal Occupation(s)                       Fund Complex
Birthdate                     Held with         Elected or    Including other Directorships                  Overseen by
and Address                   the Funds       Appointed /(2)/ During Past 5 Years                              Trustee
-------------------------------------------------------------------------------------------------------------------------
Trustee who is an interested person of the Funds:


-------------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger /(1)/ Chairman of the      1994       Chairman and Director (since 1996) of Nuveen       155
3/28/49                       Board and                       Investments, Inc. and Nuveen Investments,
333 W. Wacker Drive           Trustee                         LLC; Director (since 1992) and Chairman
Chicago, IL 60606                                             (since 1996) of Nuveen Advisory Corp. and
                                                              Nuveen Institutional Advisory Corp./4/;
                                                              Chairman and Director (since 1997) of Nuveen
                                                              Asset Management; Director (since 1996) of
                                                              Institutional Capital Corporation; Chairman
                                                              and Director (since 1999) of Rittenhouse
                                                              Asset Management, Inc.; Chairman of Nuveen
                                                              Investments Advisers Inc. (since 2002).

Trustees who are not interested persons of the Funds:


-------------------------------------------------------------------------------------------------------------------------
Robert P. Bremner             Trustee              1997       Private Investor and Management Consultant.        155
8/22/40
333 W. Wacker Drive
Chicago, IL 60606


-------------------------------------------------------------------------------------------------------------------------
Lawrence H. Brown             Trustee              1993       Retired (1989) as Senior Vice President of         155
7/29/34                                                       The Northern Trust Company; Director,
333 W. Wacker Drive                                           Community Advisory Board for Highland Park
Chicago, IL 60606                                             and Highwood, United Way of the North Shore
                                                              (since 2002).


-------------------------------------------------------------------------------------------------------------------------
Jack B. Evans                 Trustee              1999       President, The Hall-Perrine Foundation, a          155
10/22/48                                                      private philanthropic corporation (since
333 W. Wacker Drive                                           1996); Director and Vice Chairman, United
Chicago, IL 60606                                             Fire Group, a publicly held company; Adjunct
                                                              Faculty Member, University of Iowa;
                                                              Director, Gazette Companies; Life Trustee of
                                                              Coe College; Director, Iowa College
                                                              Foundation; formerly, Director, Alliant
                                                              Energy; formerly Director, Federal Reserve
                                                              Bank of Chicago; formerly, President and
                                                              Chief Operating Officer, SCI Financial
                                                              Group, Inc., a regional financial services
                                                              firm.


-------------------------------------------------------------------------------------------------------------------------
William C. Hunter             Trustee              2004       Dean and Distinguished Professor of Finance,       155
3/16/48                                                       School of Business at the University of
333 W. Wacker Drive                                           Connecticut (since 2003); previously, Senior
Chicago, IL 60606                                             Vice President and Director of Research at
                                                              the Federal Reserve Bank of Chicago
                                                              (1995-2003); Director, (since 1997) Credit
                                                              Research Center at Georgetown University;
                                                              Director of Xerox Corporation (since 2004).


-------------------------------------------------------------------------------------------------------------------------
David J. Kundert              Trustee              2005       Retired (2004) as Chairman, JPMorgan Fleming       153
10/28/42                                                      Asset Management, President and CEO, Banc
333 W. Wacker Drive                                           One Investment Advisors Corporation, and
Chicago, IL 60606                                             President, One Group Mutual Funds; prior
                                                              thereto, Executive Vice President, Banc One
                                                              Corporation and Chairman and CEO, Banc One
                                                              Investment Management Group; Board of
                                                              Regents, Luther College; currently a member
                                                              of the American and Wisconsin Bar
                                                              Associations.

----
41

================================================================================

                                                                                                    Number of
                                                                                                  Portfolios in
Name,                Position(s)      Year First    Principal Occupation(s)                       Fund Complex
Birthdate            Held with        Elected or    Including other Directorships                  Overseen by
and Address          the Funds      Appointed /(2)/ During Past 5 Years                              Trustee
---------------------------------------------------------------------------------------------------------------
William J. Schneider Trustee             1997       Chairman, formerly, Senior Partner and Chief       155
9/24/44                                             Operating Officer, (retired, 2004);
333 W. Wacker Drive                                 Miller-Valentine Partners Ltd., a real
Chicago, IL 60606                                   estate investment company; formerly, Vice
                                                    President, Miller-Valentine Realty, a
                                                    construction company; Board Member and Chair
                                                    of the Finance Committee, member of the
                                                    Audit Committee of Premier Health Partners,
                                                    the not-for-profit company of Miami Valley
                                                    Hospital; Board Member, formerly Chair,
                                                    Dayton Development Coalition; President,
                                                    Dayton Philharmonic Orchestra Association;
                                                    formerly, Member, Community Advisory Board,
                                                    National City Bank, Dayton, Ohio and
                                                    Business Advisory Council, Cleveland Federal
                                                    Reserve Bank.


---------------------------------------------------------------------------------------------------------------
Judith M. Stockdale  Trustee             1997       Executive Director, Gaylord and Dorothy            155
12/29/47                                            Donnelley Foundation (since 1994); prior
333 W. Wacker Drive                                 thereto, Executive Director, Great Lakes
Chicago, IL 60606                                   Protection Fund (from 1990 to 1994).


---------------------------------------------------------------------------------------------------------------
Eugene S. Sunshine   Trustee             2005       Senior Vice President for Business and             155
1/22/50                                             Finance (since 1997), Northwestern
333 W. Wacker Drive                                 University; Director (since 2003), Chicago
Chicago, IL 60606                                   Board of Options Exchange; Director (since
                                                    2003), National Mentor Holdings, a
                                                    privately-held, national provider of home
                                                    and community-based services; Chairman
                                                    (since 1997), Board of Directors, Rubicon,
                                                    an insurance company owned by Northwestern
                                                    University; Director (since 1997), Evanston
                                                    Chamber of Commerce and Evanston Inventure,
                                                    a business development organization.
                                                                                                    Number of
                                                                                                  Portfolios in
Name,                Position(s)      Year First                                                  Fund Complex
Birthdate            Held with        Elected or    Principal Occupation(s)                        Overseen by
and Address          the Funds      Appointed /(3)/ During Past 5 Years                              Officer
---------------------------------------------------------------------------------------------------------------

Officers of the Funds:


---------------------------------------------------------------------------------------------------------------
Gifford R. Zimmerman Chief               1988       Managing Director (since 2002), Assistant          155
9/9/56               Administrative                 Secretary and Associate General Counsel,
333 W. Wacker Drive  Officer                        formerly, Vice President and Assistant
Chicago, IL 60606                                   General Counsel of Nuveen Investments, LLC;
                                                    Managing Director (since 2002), General
                                                    Counsel and Assistant Secretary, formerly,
                                                    Vice President of Nuveen Advisory Corp. and
                                                    Nuveen Institutional Advisory Corp./4/;
                                                    Managing Director (since 2002), Assistant
                                                    Secretary and Associate General Counsel,
                                                    formerly, Vice President (since 2000), of
                                                    Nuveen Asset Management, Managing Director
                                                    (since 2004) and Assistant Secretary (since
                                                    1994) of Nuveen Investments, Inc.; Assistant
                                                    Secretary of NWQ Investment Management
                                                    Company, LLC (since 2002); Vice President
                                                    and Assistant Secretary of Nuveen
                                                    Investments Advisers Inc. (since 2002);
                                                    Managing Director, Associate General Counsel
                                                    and Assistant Secretary of Rittenhouse Asset
                                                    Management, Inc. (since 2003); Chartered
                                                    Financial Analyst.


---------------------------------------------------------------------------------------------------------------
Julia L. Antonatos   Vice President      2004       Managing Director (since 2005), previously,        155
9/22/63                                             Vice President (since 2002), formerly,
333 W. Wacker Drive                                 Assistant Vice President (since 1999) of
Chicago, IL 60606                                   Nuveen Investments, LLC; Chartered Financial
                                                    Analyst.


---------------------------------------------------------------------------------------------------------------
Michael T. Atkinson  Vice President      2000       Vice President (since 2002), formerly,             155
2/3/66               and Assistant                  Assistant Vice President (since 2000) of
333 W. Wacker Drive  Secretary                      Nuveen Investments, LLC.
Chicago, IL 60606

----
42

                                                                                                     Number of
                                                                                                   Portfolios in
Name,                 Position(s)      Year First                                                  Fund Complex
Birthdate             Held with        Elected or    Principal Occupation(s)                        Overseen by
and Address           the Funds      Appointed /(3)/ During Past 5 Years                              Officer
----------------------------------------------------------------------------------------------------------------
Peter H. D'Arrigo     Vice President      1999       Vice President of Nuveen Investments, LLC          155
11/28/67              and Treasurer                  (since 1999); Vice President and Treasurer
333 W. Wacker Drive                                  of Nuveen Investments, Inc. (since 1999);
Chicago, IL 60606                                    Vice President and Treasurer of Nuveen
                                                     Advisory Corp. and Nuveen Institutional
                                                     Advisory Corp./4/ (since 1999); Vice
                                                     President and Treasurer of Nuveen Asset
                                                     Management (since 2002) and of Nuveen
                                                     Investments Advisers Inc.; Assistant
                                                     Treasurer of NWQ Investment Management
                                                     Company, LLC (since 2002); Vice President
                                                     and Treasurer of Nuveen Rittenhouse Asset
                                                     Management, Inc. (since 2003); Chartered
                                                     Financial Analyst.


----------------------------------------------------------------------------------------------------------------
Jessica R. Droeger    Vice President      1998       Vice President (since 2002) and Assistant          155
9/24/64               and Secretary                  General Counsel (since 1998); formerly,
333 W. Wacker Drive                                  Assistant Vice President (since 1998) of
Chicago, IL 60606                                    Nuveen Investments, LLC; Vice President
                                                     (since 2002) and Assistant Secretary (since
                                                     1998), formerly, Assistant Vice President of
                                                     Nuveen Advisory Corp. and Nuveen
                                                     Institutional Advisory Corp./4/; and (since
                                                     2005) Nuveen Asset Management.


----------------------------------------------------------------------------------------------------------------
Lorna C. Ferguson     Vice President      1998       Managing Director (since 2004) formerly,           155
10/24/45                                             Vice President of Nuveen Investments, LLC;
333 W. Wacker Drive                                  Managing Director (since 2004) formerly,
Chicago, IL 60606                                    Vice President (since 1998) of Nuveen
                                                     Advisory Corp. and Nuveen Institutional
                                                     Advisory Corp./4/; Managing Director (since
                                                     2005) of Nuveen Asset Management.


----------------------------------------------------------------------------------------------------------------
William M. Fitzgerald Vice President      1995       Managing Director (since 2002) of Nuveen           155
3/2/64                                               Investments, LLC; Managing Director (since
333 W. Wacker Drive                                  2001), formerly, Vice President (since 1995)
Chicago, IL 60606                                    of Nuveen Advisory Corp. and Nuveen
                                                     Institutional Advisory Corp./4/; Managing
                                                     Director (since 2001) of Nuveen Asset
                                                     Management; Vice President (since 2002) of
                                                     Nuveen Investment Advisers Inc.; Chartered
                                                     Financial Analyst.


----------------------------------------------------------------------------------------------------------------
Stephen D. Foy        Vice President      1998       Vice President (since 1993) and Funds              155
5/31/54               and Controller                 Controller (since 1998) of Nuveen
333 W. Wacker Drive                                  Investments, LLC; formerly, Vice President
Chicago, IL 60606                                    and Funds Controller (1998-2004) of Nuveen
                                                     Investments, Inc.; Certified Public
                                                     Accountant.


----------------------------------------------------------------------------------------------------------------
James D. Grassi       Vice President      2004       Vice President and Deputy Director of              155
4/13/56               and Chief                      Compliance (since 2004) of Nuveen
333 W. Wacker Drive   Compliance                     Investments, LLC, Nuveen Investments
Chicago, IL 60606     Officer                        Advisers Inc., Nuveen Asset Management and
                                                     Rittenhouse Asset Management, Inc.;
                                                     previously, Vice President and Deputy
                                                     Director of Compliance (2004) of Nuveen
                                                     Advisory Corp. and Nuveen Institutional
                                                     Advisory Corp.;/4/ formerly, Senior Attorney
                                                     (1994 to 2004), The Northern Trust Company.


----------------------------------------------------------------------------------------------------------------
David J. Lamb         Vice President      2000       Vice President (since 2000) of Nuveen              155
3/22/63                                              Investments, LLC,; Certified Public
333 W. Wacker Drive                                  Accountant.
Chicago, IL 60606


----------------------------------------------------------------------------------------------------------------
Tina M. Lazar         Vice President      2002       Vice President (since 1999), of Nuveen             155
8/27/61                                              Investments, LLC.
333 W. Wacker Drive
Chicago, IL 60606

----
43

================================================================================

                                                                                                   Number of
                                                                                                 Portfolios in
Name,               Position(s)      Year First                                                  Fund Complex
Birthdate           Held with        Elected or    Principal Occupation(s)                        Overseen by
and Address         the Funds      Appointed /(3)/ During Past 5 Years                              Officer
--------------------------------------------------------------------------------------------------------------
Larry W. Martin     Vice President      1988       Vice President, Assistant Secretary and            155
7/27/51             and Assistant                  Assistant General Counsel of Nuveen
333 W. Wacker Drive Secretary                      Investments, LLC; Vice President and
Chicago, IL 60606                                  Assistant Secretary of Nuveen Advisory Corp.
                                                   and Nuveen Institutional Advisory Corp./4/;
                                                   Vice President (since 2005) and Assistant
                                                   Secretary of Nuveen Investments, Inc. and of
                                                   Nuveen Asset Management; Vice President
                                                   (since 2000), Assistant Secretary and
                                                   Assistant General Counsel (since 1998) of
                                                   Rittenhouse Asset Management; Vice President
                                                   and Assistant Secretary of Nuveen
                                                   Investments Advisers Inc. (since 2002);
                                                   Assistant Secretary of NWQ Investment
                                                   Management Company, LLC (since 2002).

(1)Mr. Schwertfeger is an "interested person" of the Funds, as defined in the Investment Company Act of 1940, because he is an officer and trustee of the Adviser.
(2)Trustees serve an indefinite term until his/her successor is elected. The year first elected or appointed represents the year in which the Trustee was first elected or appointed to any fund in the Nuveen Complex.
(3)Officers serve one year terms through July of each year. The year first elected or appointed represents the year in which the Officer was first elected or appointed to any fund in the Nuveen Complex.
(4)Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp. were reorganized into Nuveen Asset Management, effective January 1, 2005.

----
44

--------------------------------------------------------------------------------
  Fund Information
================================================================================


  Fund Manager             Legal Counsel              Transfer Agent and
  Nuveen Asset Management* Chapman and Cutler LLP     Shareholder Services
  333 West Wacker Drive    Chicago, IL                Boston Financial
  Chicago, IL 60606                                   Data Services, Inc.
                           Independent Registered     Nuveen Investor Services
                           Public Accounting Firm     P.O. Box 8530
                           PricewaterhouseCoopers LLP Boston, MA 02266-8530
                           Chicago, IL                (800) 257-8787

                           Custodian
                           State Street Bank & Trust
                           Boston, MA

================================================================================

Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Average Effective Maturity: The average of all the maturities of the bonds in a Fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions. Average Duration: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's (or bond fund's) value to changes when market interest rates change. Generally, the longer a bond or Fund's duration, the more the price of the bond or Fund will change as interest rates change.

Dividend Yield (also known as Market Yield or Current Yield): An investment's current annualized dividend divided by its current offering price.

Net Asset Value (NAV): A Fund's NAV is the dollar value of one share in the Fund. It is calculated by subtracting the liabilities of the Fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.
SEC 30-Day Yield: A standardized measure of a Fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis at a specified assumed tax rate, the yield of a municipal bond investment.




*NAC and NIAC Merge into NAM--Effective Jan. 1, 2005, the asset management services and operations of Nuveen Advisory Corp. (NAC) and Nuveen Institutional Advisory Corp (NIAC) became part of Nuveen Asset Management (NAM). This internal consolidation is intended to simplify the delivery of services to the investment management clients of Nuveen investments. It does not affect the investment objectives or portfolio management of any Fund.
================================================================================

Quarterly Portfolio of Investments and Proxy Voting information: Each Fund's
(i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2004, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.

================================================================================

NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

----
45

[PHOTO]



                                                                     Learn more
                                                          about Nuveen Funds at
                                                              www.nuveen.com/mf



    Nuveen Investments:

    SERVING Investors

                        For GENERATIONS

    Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

    Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

    We offer many different investing solutions for our clients' different needs.
    Managing approximately $124 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

    Find out how we can help you reach your financial goals.
    To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at (800) 257-8787. Please read the information carefully before you invest.

..  Share prices

..  Fund details

..  Daily financial news

..  Investor education

[LOGO] Nuveen Investments

MAN-MS2-0505D

--------------------------------------------------------------------------------

Nuveen Investments
Municipal Bond Funds
--------------------------------------------------------------------------------
                                               Annual Report dated May 31, 2005
                                             -----------------------------------

Dependable, tax-free income because it's not what you earn, it's what you keep.(R)

[PHOTO]



Nuveen Florida Municipal Bond Fund

[LOGO] Nuveen Investments

[PHOTO]



NOW YOU CAN RECEIVE YOUR
NUVEEN INVESTMENTS FUND REPORTS FASTER.

NO MORE WAITING.
SIGN UP TODAY TO RECEIVE NUVEEN INVESTMENTS FUND INFORMATION BY E-MAIL.
It only takes a minute to sign up for E-Reports. Once enrolled, you'll receive an e-mail as soon as your Nuveen Investments Fund information is ready -- no more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report, and save it on your computer if your wish.

[LOGO]

IT'S FAST, EASY & FREE:
www.investordelivery.com
if you get your Nuveen Investments Fund dividends and statements from your financial advisor or brokerage account.

(Be sure to have the address sheet that accompanied this report handy. You'll need it to complete the enrollment process.)
                                      OR
www.nuveen.com/accountaccess
if you get your Nuveen Investments Fund dividends and statements directly from Nuveen Investments.
[LOGO]

                                                  ------------------------------
  Must be preceded by or accompanied by a prospectus.
                            NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

[PHOTO]

Timothy R. Schwertfeger

Dear Shareholder,

Once again, I am pleased to report that over the most recent reporting period your Fund continued to provide you with attractive tax-free monthly income. For more specific information about the performance of your Fund, please see the Portfolio Manager's Comments and Fund Spotlight sections of this report.

With long-term interest rates still relatively low, many have begun to wonder whether interest rates will rise, and whether that possibility should cause them to adjust their holdings of fixed-income investments. No one knows what the future will bring, which is why we think a well-balanced portfolio that is structured and carefully monitored with the help of an investment professional is an important component in achieving your long-term financial goals. A well-diversified portfolio may actually help to reduce your overall investment risk, and we believe that municipal bond investments like your Nuveen Investments Fund can be important building blocks in a portfolio crafted to perform well through a variety of market conditions.

Some of you may have heard that in April, 2005, The St. Paul Travelers Companies, Inc., which owned 79% of Nuveen Investments, Inc. (the parent of your Fund's investment adviser) completed a public offering of a substantial portion of its equity stake in Nuveen. At the same time, St. Paul Travelers also entered into agreements to sell the balance of its shares in Nuveen to us or to others at a future date.

These transactions will have no impact on the investment objectives or management of your Fund. However, taken as a whole they are considered to be an "assignment" of your Fund's investment management agreement. This means that you and your fellow Fund shareholders have been asked to formally approve the continuation of your Fund's management contract with Nuveen. You should have already received proxy materials asking for such approval in recent weeks.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,
/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board

July 14, 2005



        "No one knows what the future will bring, which is why we think a well-balanced portfolio ... is an important
                     component in achieving your long-term
                               financial goals."


                             Annual Report  Page 1

  Portfolio Manager's Comments for the Nuveen Florida Municipal Bond Fund

  Portfolio manager Cathryn Steeves examines economic and market conditions, key investment strategies, and the performance of the Nuveen Florida Municipal Bond Fund. Cathryn, who has 9 years of investment experience, began managing the Florida Fund in January 2005.

--------------------------------------------------------------------------------


What factors had the greatest influence on the U.S. economy and the municipal market during the 12-month reporting period ended May 31, 2005?

The U.S. economy continued to see solid growth during the past 12 months. Gross domestic product, a measure of the goods and services produced in a nation, grew at an annualized rate of 3.3 percent during the second quarter of 2004,
4.0 percent during the year's third quarter, 3.8 percent in the fourth quarter, and 3.8 percent during the first quarter of 2005. The economy grew despite high energy prices, which fell in the final months of 2004 but rose sharply throughout most of the rest of the period. As another sign of the continued recovering economy, employment trended upward. Nearly 275,000 jobs were created in April 2005, although the following month's increase was a much smaller 78,000 jobs. On May 31, 2005, the unemployment rate was 5.1 percent, below the
5.6 percent rate of a year earlier.

With the economy's expansion came increased concerns about rising inflation. When the period began, it was becoming increasingly apparent that consumer prices, led by the cost of gasoline, were rising. Beginning in June 2004, the Federal Reserve, worried about inflation, started to raise short-term interest rates for the first time in more than four years. During the 12-month period, the Fed increased rates a total of eight times. By May 2005, the short-term federal funds rate stood at 3 percent, up from 1 percent at the start of the period. (After the end of the reporting period, the Fed raised the rate an additional 0.25 percent to 3.25 percent.)

Although inflation generally was rising, its rate of increase was seemingly in line with bond investors' expectations. Accordingly, investors correctly assumed that the Fed would continue its policy of "measured" interest rate hikes and would not need to raise rates more quickly. This confidence that inflation was manageable and that the Fed would proceed in a deliberate fashion supported long-term municipal bond prices, while their yields fell accordingly (a bond's yield and price move in opposite directions). By contrast, shorter-term municipal bond yields rose in line with the Fed's rate hikes. Lower-rated credits were among the best-performing securities in the municipal market during the period. Investors saw in these bonds opportunities to pick up additional income and were willing to take on additional credit risk to do so.

Throughout the period, supply of new municipal debt remained strong. Many issuers sought to take advantage of still-historically low interest rates to refinance outstanding obligations. During the first five months of 2005, for example, new municipal issuance totaled $164 billion, an increase of about 6 percent over new supply in the first five months of 2004.

How did the Fund perform during the 12 months ended May 31, 2005?

The table on the next page provides total return performance information for the Fund for the one-year, five-year, and ten-year periods ended May 31, 2005. The Fund's performance is compared with the national Lehman Brothers Municipal Bond Index as well as with its Lipper peer fund category average. The factors determining the performance of the Fund are discussed later in the report.

Although we believe that comparing the performance of a state Fund with that of a national municipal index may offer some insights into how the Fund performed relative to the general municipal market, we also think that closely

--------------------------------------------------------------------------------
The views expressed reflect those of the portfolio manager and are subject to change at any time, based on market and other conditions.

                             Annual Report  Page 2

Class A Shares--
Average Annual Total Returns as of 5/31/05
--------------------------------------------------------------------------------

                                                 1-Year 5-Year 10-Year
                                                 ---------------------
         Nuveen Florida Municipal Bond Fund
          A Shares at NAV                         8.27%  5.93%   5.03%
          A Shares at Offer                       3.69%  5.02%   4.57%
         Lipper Florida Municipal Debt Funds
           Category Average/1/                    6.86%  6.28%   5.24%
         Lehman Brothers Municipal Bond Index/2/  7.96%  7.30%   6.22%
         -------------------------------------------------------------

Returns quoted represent past performance, which is no guarantee of future results. Returns at NAV would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Class A shares have a 4.2% maximum sales charge. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance, visit www.nuveen.com or call (800) 257-8787.

comparing the results of state Funds with a national average is imperfect since most of the national index's results come from out-of-state bonds.

The Fund seeks to pay dividends at a rate that reflects the past and projected performance of the Fund. To permit a Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If the Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income
(UNII) as part of the Fund's net asset value. Conversely, if the Fund has cumulatively paid in dividends more than it has earned, the excess will constitute a negative UNII that will likewise be reflected in the Fund's net asset value. The Fund will, over time, pay all its net investment income, as dividends to shareholders. As of May 31, 2005, the Nuveen Florida Municipal Bond Fund had negative UNII for financial statement purposes and a positive UNII balance for tax purposes.

What type of economic environment did Florida experience during the period?

Florida's service-based economy remained robust. The state's unemployment rate in May 2005 was just 4 percent, more than a percentage point below the national average and a year-over-year improvement of 0.8 percent. While Florida has no state income tax, the state's other sources of revenues, primarily sales taxes, have grown consistently, with general fund revenue collections for the 2005 fiscal year projected to be more than 8 percent above the prior year's revenues. Further growth is expected in fiscal 2006. Although budget gaps are projected for future years, the state's budget has been well managed, and Florida maintains a high degree of financial flexibility. As of May 31, 2005, Florida's general obligation debt was rated Aa1 by Moody's and AAA by Standard & Poor's. Both ratings represented upgrades during the period, reflecting the state's strong financial management, significant reserve balance, and better-than-expected economic trends. Municipal debt issuance in Florida for the first five months of 2005 was 53 percent higher than in the first five months of 2004, compared to a national increase of 6 percent.

What strategies were used to manage the Fund during the period? How did these strategies influence performance?

The Fund's total return outperformed both the national Lehman Brothers index and the Florida Municipal Debt Funds category average during the 12-month period. The portfolio benefited from its relatively long duration, which contributed to performance as longer bonds outperformed shorter-


--------------------------------------------------------------------------------

1The Lipper peer group returns represent the average annualized total return of the 56, 54 and 39 funds in the Lipper Florida Municipal Debt Funds Category for the respective one-, five-, and ten-year periods ended May 31, 2005. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in a Lipper Category.
2The Lehman Brothers Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

                             Annual Report  Page 3
maturity securities. Lacking much exposure to the very longest bonds, however, had a modestly negative impact on performance. An overweight to the strong-performing healthcare sector also contributed to results, as did the portfolio's exposure to BBB-rated securities, which benefited as investors became less risk-averse in their search for higher-yielding investments.

Throughout the past 12 months, credit spreads, the additional yield available to investors for taking on credit risk, narrowed considerably. As lower-rated bonds rallied, we took advantage of market conditions and reduced our holdings in securities that we believed had grown to occupy too large a weighting in the portfolio. Such a strategy allowed us to lock in some gains, reduce risk, and invest in parts of the market we believed offered more attractive value potential. In particular, we favored premium-coupon, intermediate-duration bonds, especially those with maturities in the 20-year range. At the same time, we also sought to manage the Fund's duration, or sensitivity to changes in interest rates, within a target range. With the Fed continuing to raise short-term rates, we believed it was prudent to avoid making significant interest rate bets.


--------------------------------------------------------------------------------


     Nuveen Florida Municipal Bond Fund

     Growth of an Assumed $10,000 Investment

                                    [CHART]

                Nuveen Florida        Nuveen Florida        Lehman Brothers
                Municipal Bond        Municipal Bond           Municipal
                 Fund (Offer)           Fund (NAV)            Bond Index
                --------------        --------------        ----------------
 5/31/1995         $ 9,580               $10,000                $10,000
 6/30/1995           9,478                 9,894                  9,913
 7/31/1995           9,523                 9,941                 10,007
 8/31/1995           9,632                10,054                 10,134
 9/30/1995           9,702                10,127                 10,198
10/31/1995           9,847                10,279                 10,346
11/30/1995          10,048                10,489                 10,518
12/31/1995          10,176                10,622                 10,619
 1/31/1996          10,221                10,669                 10,699
 2/29/1996          10,132                10,576                 10,627
 3/31/1996           9,933                10,369                 10,491
 4/30/1996           9,874                10,306                 10,461
 5/31/1996           9,881                10,315                 10,457
 6/30/1996           9,963                10,400                 10,571
 7/31/1996          10,047                10,488                 10,667
 8/31/1996          10,026                10,466                 10,665
 9/30/1996          10,187                10,633                 10,814
10/31/1996          10,310                10,762                 10,937
11/30/1996          10,490                10,950                 11,137
12/31/1996          10,439                10,896                 11,184
 1/31/1997          10,438                10,895                 11,205
 2/28/1997          10,522                10,984                 11,308
 3/31/1997          10,390                10,845                 11,157
 4/30/1997          10,485                10,945                 11,251
 5/31/1997          10,631                11,097                 11,420
 6/30/1997          10,727                11,197                 11,542
 7/31/1997          11,025                11,508                 11,862
 8/31/1997          10,920                11,399                 11,750
 9/30/1997          11,038                11,522                 11,890
10/31/1997          11,115                11,603                 11,966
11/30/1997          11,173                11,663                 12,037
12/31/1997          11,324                11,820                 12,213
 1/31/1998          11,424                11,924                 12,338
 2/28/1998          11,419                11,920                 12,342
 3/31/1998          11,447                11,948                 12,353
 4/30/1998          11,390                11,890                 12,298
 5/31/1998          11,554                12,061                 12,492
 6/30/1998          11,603                12,112                 12,541
 7/31/1998          11,641                12,152                 12,572
 8/31/1998          11,786                12,302                 12,767
 9/30/1998          11,899                12,420                 12,926
10/31/1998          11,883                12,404                 12,926
11/30/1998          11,944                12,468                 12,972
12/31/1998          11,951                12,475                 13,004
 1/31/1999          12,066                12,595                 13,159
 2/28/1999          12,028                12,556                 13,101
 3/31/1999          12,034                12,562                 13,119
 4/30/1999          12,062                12,591                 13,152
 5/31/1999          11,991                12,517                 13,076
 6/30/1999          11,841                12,360                 12,888
 7/31/1999          11,859                12,379                 12,934
 8/31/1999          11,731                12,245                 12,830
 9/30/1999          11,680                12,192                 12,836
10/31/1999          11,562                12,069                 12,697
11/30/1999          11,626                12,136                 12,832
12/31/1999          11,550                12,057                 12,735
 1/31/2000          11,476                11,979                 12,681
 2/29/2000          11,621                12,131                 12,828
 3/31/2000          11,860                12,380                 13,109
 4/30/2000          11,808                12,325                 13,031
 5/31/2000          11,732                12,246                 12,964
 6/30/2000          11,974                12,499                 13,307
 7/31/2000          12,134                12,666                 13,492
 8/31/2000          12,295                12,834                 13,700
 9/30/2000          12,242                12,778                 13,629
10/31/2000          12,332                12,873                 13,777
11/30/2000          12,387                12,930                 13,882
12/31/2000          12,635                13,189                 14,225
 1/31/2001          12,666                13,221                 14,366
 2/28/2001          12,758                13,317                 14,411
 3/31/2001          12,838                13,401                 14,541
 4/30/2001          12,648                13,203                 14,384
 5/31/2001          12,829                13,391                 14,539
 6/30/2001          12,948                13,515                 14,637
 7/31/2001          13,130                13,705                 14,854
 8/31/2001          13,337                13,922                 15,099
 9/30/2001          13,207                13,786                 15,047
10/31/2001          13,290                13,873                 15,226
11/30/2001          13,158                13,735                 15,098
12/31/2001          13,077                13,650                 14,955
 1/31/2002          13,225                13,805                 15,214
 2/28/2002          13,336                13,920                 15,398
 3/31/2002          13,201                13,780                 15,096
 4/30/2002          13,378                13,964                 15,390
 5/31/2002          13,449                14,039                 15,484
 6/30/2002          13,587                14,183                 15,648
 7/31/2002          13,659                14,258                 15,849
 8/31/2002          13,771                14,375                 16,039
 9/30/2002          13,977                14,589                 16,391
10/31/2002          13,677                14,277                 16,119
11/30/2002          13,669                14,268                 16,052
12/31/2002          13,971                14,584                 16,391
 1/31/2003          13,908                14,518                 16,349
 2/28/2003          14,076                14,693                 16,578
 3/31/2003          14,040                14,655                 16,588
 4/30/2003          14,182                14,803                 16,698
 5/31/2003          14,472                15,106                 17,088
 6/30/2003          14,362                14,991                 17,016
 7/31/2003          13,890                14,499                 16,420
 8/31/2003          14,003                14,616                 16,543
 9/30/2003          14,353                14,983                 17,029
10/31/2003          14,284                14,910                 16,943
11/30/2003          14,454                15,088                 17,120
12/31/2003          14,554                15,192                 17,262
 1/31/2004          14,626                15,267                 17,361
 2/29/2004          14,855                15,506                 17,622
 3/31/2004          14,813                15,462                 17,561
 4/30/2004          14,511                15,147                 17,145
 5/31/2004          14,454                15,088                 17,083
 6/30/2004          14,542                15,180                 17,145
 7/31/2004          14,733                15,379                 17,370
 8/31/2004          14,979                15,636                 17,718
 9/30/2004          15,064                15,725                 17,813
10/31/2004          15,179                15,844                 17,966
11/30/2004          15,042                15,702                 17,818
12/31/2004          15,247                15,915                 18,035
 1/31/2005          15,437                16,114                 18,204
 2/28/2005          15,369                16,043                 18,143
 3/31/2005          15,242                15,910                 18,029
 4/30/2005          15,505                16,185                 18,313
 5/31/2005          15,650                16,336                 18,443



================================================================================

The graph does not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes, that a shareholder may pay on Fund distributions or the redemption of shares.

The index comparisons show the change in value of a $10,000 investment in the Class A shares of the Nuveen Fund compared with the Lehman Brothers Municipal Bond Index. Returns would be different for the other share classes. The Lehman Brothers Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds. The index does not reflect any initial or ongoing expenses. You cannot invest directly in an index. The Nuveen Fund's returns include reinvestment of all dividends and distributions, and the Fund's returns at the offer price depicted in the chart reflects the initial maximum sales charge applicable to A shares (4.20%) and all ongoing Fund expenses. The performance data quoted represents past performance, which is not indicative of future results. Current performance may be lower or higher than the performance shown.


                             Annual Report  Page 4

  Fund Spotlight as of 5/31/05                Nuveen Florida Municipal Bond Fund

================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $10.32   $10.31   $10.30   $10.31
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0350  $0.0285  $0.0305  $0.0365
         --------------------------------------------------------------
         Inception Date              6/15/90  2/03/97  9/14/95  2/03/97
         --------------------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

                 Average Annual Total Returns as of 5/31/05
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 1-Year                           8.27%  3.69%
                 ---------------------------------------------
                 5-Year                           5.93%  5.02%
                 ---------------------------------------------
                 10-Year                          5.03%  4.57%
                 ---------------------------------------------
                 B Shares                      w/o CDSC w/CDSC
                 ---------------------------------------------
                 1-Year                           7.46%  3.46%
                 ---------------------------------------------
                 5-Year                           5.14%  4.97%
                 ---------------------------------------------
                 10-Year                          4.43%  4.43%
                 ---------------------------------------------
                 C Shares                           NAV
                 ---------------------------------------------
                 1-Year                           7.61%
                 ---------------------------------------------
                 5-Year                           5.34%
                 ---------------------------------------------
                 10-Year                          4.45%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 1-Year                           8.47%
                 ---------------------------------------------
                 5-Year                           6.15%
                 ---------------------------------------------
                 10-Year                          5.20%
                 ---------------------------------------------
                 Tax-Free Yields
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 Dividend Yield/2/                4.07%  3.90%
                 ---------------------------------------------
                 SEC 30-Day Yield/3/              3.27%  3.13%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/3,4/    4.54%  4.35%
                 ---------------------------------------------
                 B Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/2/                3.32%
                 ---------------------------------------------
                 SEC 30-Day Yield                 2.52%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/4/      3.50%
                 ---------------------------------------------
                 C Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/2/                3.55%
                 ---------------------------------------------
                 SEC 30-Day Yield                 2.72%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/4/      3.78%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/2/                4.25%
                 ---------------------------------------------
                 SEC 30-Day Yield                 3.47%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/4/      4.82%
                 ---------------------------------------------

                            Average Annual Total Returns as of 6/30/05
                            A Shares            NAV        Offer
                            ------------------------------------------
                            1-Year            8.19%        3.63%
                            ------------------------------------------
                            5-Year            5.61%        4.72%
                            ------------------------------------------
                            10-Year           5.20%        4.74%
                            ------------------------------------------
                            B Shares       w/o CDSC       w/CDSC
                            ------------------------------------------
                            1-Year            7.38%        3.38%
                            ------------------------------------------
                            5-Year            4.84%        4.67%
                            ------------------------------------------
                            10-Year           4.59%        4.59%
                            ------------------------------------------
                            C Shares            NAV
                            ------------------------------------------
                            1-Year            7.63%
                            ------------------------------------------
                            5-Year            5.04%
                            ------------------------------------------
                            10-Year           4.63%
                            ------------------------------------------
                            R Shares            NAV
                            ------------------------------------------
                            1-Year            8.39%
                            ------------------------------------------
                            5-Year            5.83%
                            ------------------------------------------
                            10-Year           5.37%
                            ------------------------------------------

           Portfolio Statistics
           Net Assets ($000)                                $311,671
           ---------------------------------------------------------
           Average Effective Maturity on Securities (Years)    17.51
           ---------------------------------------------------------
           Average Duration                                     5.26
           ---------------------------------------------------------

--------------------------------------------------------------------------------
1Paid June 1, 2005. This is the latest monthly tax-exempt dividend declared during the period ended May 31, 2005.
2Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund's portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
3The SEC 30-Day Yield and Taxable Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund's policy permitting waiver of the A Share load in certain specified circumstances.
4The taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield on the Nuveen Investments Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is based on the Fund's SEC 30-Day Yield on the indicated date and a federal income tax rate of 28%.

                             Annual Report  Page 5

  Fund Spotlight as of 5/31/05                Nuveen Florida Municipal Bond Fund

================================================================================


Bond Credit Quality/1/

         [CHART]

AAA/U.S. Guaranteed      64.1%
AA                       10.6%
A                        13.7%
BBB                       7.8%
NR                        3.8%


Sectors/1/

                          Healthcare             21.6%
                          ----------------------------
                          Tax Obligation/Limited 20.6%
                          ----------------------------
                          Transportation         13.9%
                          ----------------------------
                          Utilities               8.8%
                          ----------------------------
                          U.S. Guaranteed         8.4%
                          ----------------------------
                          Long-Term Care          6.2%
                          ----------------------------
                          Tax Obligation/General  6.0%
                          ----------------------------
                          Housing/Multifamily     4.2%
                          ----------------------------
                          Other                  10.3%
                          ----------------------------

1As a percentage of total holdings as of May 31, 2005. Holdings are subject to change.

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                  Hypothetical Performance
                                             Actual Performance            (5% annualized return before expenses)
                                   --------------------------------------- ---------------------------------------

                                    A Shares  B Shares  C Shares  R Shares  A Shares  B Shares  C Shares  R Shares
------------------------------------------------------------------------------------------------------------------
Beginning Account Value (12/01/04) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
------------------------------------------------------------------------------------------------------------------
Ending Account Value (5/31/05)     $1,040.40 $1,035.50 $1,036.70 $1,041.40 $1,020.69 $1,017.00 $1,018.00 $1,021.69
------------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period    $    4.32 $    8.07 $    7.06 $    3.31 $    4.28 $    8.00 $    6.99 $    3.28
------------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized net expense ratio of .85%, 1.59%, 1.39% and .65% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                             Annual Report  Page 6

Portfolio of Investments
NUVEEN FLORIDA MUNICIPAL BOND FUND
May 31, 2005

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 3.1%

    $  1,785 FSU Financial Assistance Inc., Florida, Subordinate Lien     10/13 at 100.00       AAA $  1,943,330
              General Revenue Bonds, Educational and Athletic Facilities
              Improvements, Series 2003A, 5.000%, 10/01/19 - AMBAC
              Insured

             Miami-Dade County Educational Facilities Authority,
             Florida, Revenue Bonds, University of Miami, Series 2004A:
       3,550  5.000%, 4/01/21 - AMBAC Insured                              4/14 at 100.00       AAA    3,824,131
       1,000  5.000%, 4/01/25 - AMBAC Insured                              4/14 at 100.00       AAA    1,070,290

       2,515 University of Central Florida, Certificates of               10/14 at 100.00       AAA    2,736,521
              Participation, Athletic Association, Series 2004A,
              5.125%, 10/01/23 - FGIC Insured
----------------------------------------------------------------------------------------------------------------
             Healthcare - 21.5%

       3,550 Highlands County Health Facilities Authority, Florida,       11/11 at 101.00         A    3,885,795
              Hospital Revenue Bonds, Adventist Health System/Sunbelt
              Obligated Group, Series 2001A, 6.000%, 11/15/31

             Hillsborough County Industrial Development Authority,
             Florida, Hospital Revenue Bonds, Tampa General Hospital,
             Series 2003B:
       1,000  5.250%, 10/01/28                                            10/13 at 100.00      Baa1    1,047,680
       2,580  5.250%, 10/01/34                                            10/13 at 100.00      Baa1    2,689,934

       8,500 Jacksonville Economic Development Commission, Florida,       11/11 at 101.00        AA    9,143,535
              Healthcare Facilities Revenue Bonds, Mayo Clinic, Series
              2001A, 5.500%, 11/15/36

       1,750 Lakeland, Florida, Hospital System Revenue Refunding Bonds,  11/06 at 102.00       AAA    1,828,120
              Lakeland Regional Medical Center, Series 1996A,
              5.250%, 11/15/25 - MBIA Insured

       1,635 Leesburg, Florida, Hospital Revenue Refunding Bonds,          7/13 at 100.00        A-    1,696,558
              Leesburg Regional Medical Center Project, Series 2003,
              5.000%, 7/01/17

       5,000 North Broward Hospital District, Florida, Revenue and         1/11 at 101.00        A-    5,390,750
              Improvement Bonds, Series 2001, 6.000%, 1/15/31

       3,250 Orange County Health Facilities Authority, Florida,          11/12 at 100.00         A    3,642,828
              Hospital Revenue Bonds, Adventist Health System/ Sunbelt
              Obligated Group, Series 2002, 6.250%, 11/15/24

      10,645 Orange County Health Facilities Authority, Florida,          11/05 at 102.00       AAA   10,946,573
              Hospital Revenue Bonds, Adventist Health System/ Sunbelt
              Obligated Group, Series 1995, 5.250%, 11/15/20 - AMBAC
              Insured

             Orange County Health Facilities Authority, Florida, Revenue
             Bonds, Nemours Foundation, Series 2005:
       1,305  5.000%, 1/01/21                                              1/15 at 100.00       AAA    1,415,025
       1,210  5.000%, 1/01/22                                              1/15 at 100.00       AAA    1,307,998

       5,000 Palm Beach County Health Facilities Authority, Florida,      12/11 at 101.00         A    5,323,600
              Hospital Revenue Refunding Bonds, BRCH Corporation
              Obligated Group, Series 2001, 5.625%, 12/01/31

             Pinellas County Health Facilities Authority, Florida,
             Revenue Bonds, Baycare Health System, Series 2003:
       7,000  5.750%, 11/15/27                                             5/13 at 100.00        A1    7,645,540
       3,000  5.500%, 11/15/33                                             5/13 at 100.00        A1    3,203,850

       5,000 South Broward Hospital District, Florida, Hospital Revenue    5/12 at 101.00       AA-    5,434,500
              Bonds, Series 2002, 5.625%, 5/01/32

       2,040 Tallahassee, Florida, Health Facilities Revenue Bonds,       12/10 at 100.00      Baa2    2,208,647
              Tallahassee Memorial Healthcare Inc., Series 2000,
              6.375%, 12/01/30
----------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 4.2%

         600 Broward County Housing Finance Authority, Florida,            8/05 at 102.00       AAA      612,936
              Multifamily Housing Revenue Refunding Bonds, Lakeside
              Apartments, Series 1995, 7.000%, 2/01/25

         250 Broward County Housing Finance Authority, Florida,            8/06 at 102.00       AAA      260,000
              Multifamily Housing Revenue Refunding Bonds, Boardwalk
              Apartments, Series 1996, 6.200%, 8/01/16

          50 Florida Housing Finance Agency, General Mortgage Revenue      6/05 at 100.00        AA       51,513
              Refunding Bonds, Series 1992A, 6.400%, 6/01/24

----
7

Portfolio of Investments
NUVEEN FLORIDA MUNICIPAL BOND FUND (continued)
May 31, 2005

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Housing/Multifamily (continued)

    $  1,115 Florida Housing Finance Agency, Housing Revenue Bonds,        8/05 at 102.00       AAA $  1,138,839
              Brittany of Rosemont Apartments Phase II, Series 1995C-1,
              6.875%, 8/01/26 (Alternative Minimum Tax) - AMBAC Insured

             Florida Housing Finance Agency, Housing Revenue Refunding
             Bonds, Vineyards Project, Series 1995H:
       1,260  6.400%, 11/01/15                                            11/05 at 102.00       BBB    1,299,350
       1,660  6.500%, 11/01/25                                            11/05 at 102.00       BBB    1,711,809

       3,500 Florida Housing Finance Agency, FNMA Collateralized Housing  10/06 at 102.00       AAA    3,627,260
              Revenue Bonds, Villas of Capri, Series 1996H, 6.100%,
              4/01/17 (Alternative Minimum Tax)

       1,000 Florida Housing Finance Agency, Housing Revenue Bonds,        9/06 at 102.00       AAA    1,034,420
              Leigh Meadows Apartments, Series 1996N, 6.300%, 9/01/36
              (Alternative Minimum Tax) - AMBAC Insured

       1,000 Florida Housing Finance Agency, Housing Revenue Bonds,        9/06 at 102.00       AAA    1,034,670
              Stoddert Arms Apartments, Series 1996O, 6.300%, 9/01/36
              (Alternative Minimum Tax) - AMBAC Insured

       1,375 Florida Housing Finance Agency, GNMA Collateralized           6/05 at 100.00       AAA    1,420,567
              Multifamily Housing Revenue Bonds, Driftwood Terrace
              Apartments, Series 1989I, 7.650%, 12/20/31 (Alternative
              Minimum Tax)

         745 Palm Beach County Housing Finance Authority, Florida,         6/08 at 102.00       N/R      761,301
              Multifamily Housing Revenue Bonds, Affordable Housing
              Guarantee Program, Windsor Park Apartments, Series 1998A,
              5.900%, 6/01/38 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 0.9%

         425 Clay County Housing Finance Authority, Florida,               9/05 at 102.00       Aaa      434,920
              Multi-County Single Family Mortgage Revenue Bonds, Series
              1995, 6.550%, 3/01/28 (Alternative Minimum Tax)

         465 Dade County Housing Finance Authority, Florida, Single       10/05 at 102.00       AAA      474,891
              Family Mortgage Revenue Bonds, Series 1995, 6.700%,
              4/01/28 (Alternative Minimum Tax)

         240 Leon County Housing Finance Authority, Florida, Single          No Opt. Call        AA      241,330
              Family Mortgage Revenue Bonds, Multi-County Program,
              Series 1995B, 7.300%, 1/01/28 (Alternative Minimum Tax)

          85 Manatee County Housing Finance Authority, Florida, Single    11/05 at 102.00       Aaa       87,164
              Family Mortgage Revenue Bonds, Series 1994-3, 7.600%,
              11/01/26 (Alternative Minimum Tax)

       2,575 Orange County Housing Finance Authority, Florida, Homeowner    9/08 at 27.73       Aaa      589,675
              Revenue Bonds, Series 1999A-2, 0.000%, 3/01/31

         805 Orange County Housing Finance Authority, Florida, Homeowner   3/11 at 101.00       Aaa      840,855
              Revenue Bonds, Series 2002A, 5.550%, 9/01/33 (Alternative
              Minimum Tax)
----------------------------------------------------------------------------------------------------------------
             Long-Term Care - 6.1%

      10,000 Atlantic Beach, Florida, Health Care Facilities Revenue      10/09 at 101.00         A   10,569,200
              Refunding Bonds, Fleet Landing Project, Series 1999,
              6.000%, 10/01/29 - ACA Insured

       4,500 Palm Beach County Health Facilities Authority, Florida,      11/06 at 102.00      BBB+    4,654,485
              Retirement Community Revenue Bonds, Adult Communities
              Total Services Inc. Obligated Group, Series 1996, 5.625%,
              11/15/20

             St. John's County Industrial Development Authority,
             Florida, First Mortgage Revenue Bonds, Presbyterian
             Retirement Communities, Series 2004A:
       1,130  5.850%, 8/01/24                                              8/14 at 101.00       N/R    1,247,667
       1,565  5.625%, 8/01/34                                              8/14 at 101.00       N/R    1,685,286

         934 Sarasota County Health Facility Authority, Florida, Health    5/06 at 102.00       N/R      950,522
              Facilities Revenue Bonds, Sunnyside Properties, Series
              1995, 6.000%, 5/15/10
----------------------------------------------------------------------------------------------------------------
             Materials - 3.6%

       4,350 Escambia County, Florida, Pollution Control Revenue Bonds,    9/06 at 102.00      Baa2    4,528,307
              Champion International Corporation, Series 1996,
              6.400%, 9/01/30 (Alternative Minimum Tax)

       4,600 Hillsborough County Industrial Development Authority,         4/10 at 101.00       N/R    5,180,520
              Florida, Exempt Facilities Remarketed Revenue Bonds,
              National Gypsum Company, Apollo Beach Project, Series
              2000B, 7.125%, 4/01/30 (Alternative Minimum Tax)

       1,500 Nassau County, Florida, Pollution Control Revenue Refunding   7/05 at 100.00      BBB-    1,500,195
              Bonds, ITT Rayonier Inc., Series 1993, 6.200%, 7/01/15

----
8

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 5.9%

    $  3,745 Broward County, Florida, General Obligation Bonds, Series     1/14 at 100.00       AA+ $  4,038,683
              2004, 5.000%, 1/01/21

       5,465 Florida Department of Transportation, Full Faith and Credit   7/12 at 101.00       AAA    5,979,038
              Right-of-Way Acquisition and Bridge Construction Bonds,
              Series 2002, 5.250%, 7/01/20

       2,165 Florida State Board of Education, Full Faith and Credit         No Opt. Call       AAA    2,867,521
              Public Education Capital Outlay Bonds, Series 1985,
              9.125%, 6/01/14

       5,180 Florida State Board of Education, Full Faith and Credit       6/12 at 101.00       AAA    5,609,370
              Public Education Capital Outlay Bonds, Series 2002B,
              5.000%, 6/01/21 - MBIA Insured
----------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 20.5%

             Miami-Dade County, Florida, Beacon Tradeport Community
             Development District, Special Assessment Bonds, Commercial
             Project, Series 2002A:
       1,975  5.500%, 5/01/22 - RAAI Insured                               5/12 at 102.00        AA    2,158,537
         850  5.625%, 5/01/32 - RAAI Insured                               5/12 at 102.00        AA      931,923

             Broward County School Board, Florida, Certificates of
             Participation, Series 2004C:
       3,410  5.250%, 7/01/17 - FSA Insured                                7/14 at 100.00       AAA    3,796,421
       3,330  5.250%, 7/01/19 - FSA Insured                                7/14 at 100.00       AAA    3,685,744

       1,500 Collier County, Florida, Capital Improvement Revenue Bonds,  10/14 at 100.00       AAA    1,617,615
              Series 2005, 5.000%, 10/01/23 - MBIA Insured

       2,500 Escambia County School Board, Florida, Certificates of        2/15 at 100.00       AAA    2,697,625
              Participation, Series 2004, 5.000%, 2/01/22 - MBIA Insured

       5,000 Hernando County, Florida, Revenue Bonds, Criminal Justice       No Opt. Call       AAA    6,736,450
              Complex Financing Program, Series 1986, 7.650%, 7/01/16 -
              FGIC Insured

       1,000 Hillsborough County School Board, Florida, Certificates of    7/14 at 100.00       AAA    1,091,020
              Participation, Series 2004B, 5.000%, 7/01/17 - MBIA Insured

       3,000 Jacksonville, Florida, Excise Taxes Revenue Refunding        10/13 at 100.00       AAA    3,295,710
              Bonds, Series 2003C, 5.250%, 10/01/17 (Alternative Minimum
              Tax) - MBIA Insured

       4,120 Jacksonville, Florida, Better Jacksonville Sales Tax         10/13 at 100.00       AAA    4,564,795
              Revenue Bonds, Series 2003, 5.250%, 10/01/20 - MBIA Insured

             Lake County School District, Florida, Sales Tax Revenue
             Bonds, Series 2004:
         975  5.000%, 10/01/15 - AMBAC Insured                            10/14 at 100.00       AAA    1,081,119
       1,710  5.000%, 10/01/16 - AMBAC Insured                            10/14 at 100.00       AAA    1,890,405
       1,860  5.000%, 10/01/17 - AMBAC Insured                            10/14 at 100.00       AAA    2,045,423

       2,015 Manatee County, Florida, Revenue Bonds, Series 2004,         10/14 at 100.00       AAA    2,184,441
              5.000%, 10/01/21 - FGIC Insured

       1,000 Miami Beach Redevelopment Agency, Florida, Tax Increment      6/05 at 102.00        A-    1,020,080
              Revenue Bonds, City Center/Historic Convention Village,
              Series 1993, 5.875%, 12/01/22 (Alternative Minimum Tax)

       3,760 Miami-Dade County Industrial Development Authority,          10/10 at 102.00       AAA    4,116,260
              Florida, Revenue Bonds, BAC Funding Corporation, Series
              2000A, 5.375%, 10/01/30 - AMBAC Insured

       1,750 Northern Palm Beach County Improvement District, Florida,     8/09 at 101.00       N/R    1,804,985
              Revenue Bonds, Water Control and Improvement Development
              Unit 9B, Series 1999, 6.000%, 8/01/29

       5,550 Okaloosa County, Florida, Fourth Cent Tourist Development    10/10 at 101.00       AAA    6,202,625
              Tax Revenue Bonds, Series 2000, 5.625%, 10/01/30 - AMBAC
              Insured

       4,000 Orange County, Florida, Sales Tax Revenue Bonds, Series       1/13 at 100.00       AAA    4,360,000
              2002A, 5.125%, 1/01/23 - FGIC Insured

       2,050 St. John's County, Florida, Sales Tax Revenue Bonds, Series  10/14 at 100.00       AAA    2,200,819
              2004A, 5.000%, 10/01/25 - AMBAC Insured

             Volusia County, Florida, Tax Revenue Bonds, Tourist
             Development, Series 2004:
       2,925  5.000%, 12/01/25 - FSA Insured                              12/14 at 100.00       Aaa    3,143,527
       3,065  5.000%, 12/01/26 - FSA Insured                              12/14 at 100.00       Aaa    3,283,994
----------------------------------------------------------------------------------------------------------------
             Transportation - 13.8%

       6,000 Broward County, Florida, Airport System Revenue Bonds,       10/11 at 101.00       AAA    6,349,080
              Series 2001J-1, 5.250%, 10/01/26 (Alternative Minimum Tax)
              - AMBAC Insured

----
9

Portfolio of Investments
NUVEEN FLORIDA MUNICIPAL BOND FUND (continued)
May 31, 2005

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Transportation (continued)

    $  3,220 Broward County, Florida, Airport System Revenue Bonds,       10/14 at 100.00       AAA $  3,454,319
              Series 2004L, 5.000%, 10/01/22 - AMBAC Insured

       4,000 Greater Orlando Aviation Authority, Florida, Airport         10/12 at 100.00       AAA    4,219,360
              Facilities Revenue Bonds, Series 2002B, 5.125%, 10/01/21
              (Alternative Minimum Tax) - FSA Insured

       3,370 Hillsborough County Aviation Authority, Florida, Revenue     10/13 at 100.00       AAA    3,639,802
              Bonds, Tampa International Airport, Series 2003B, 5.250%,
              10/01/18 (Alternative Minimum Tax) - MBIA Insured

      10,065 Lee County, Florida, Airport Revenue Bonds, Series 2000A,    10/10 at 101.00       AAA   11,027,516
              5.750%, 10/01/22 (Alternative Minimum Tax) - FSA Insured

       4,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Miami    10/12 at 100.00       AAA    4,463,720
              International Airport, Series 2002, 5.750%, 10/01/20
              (Alternative Minimum Tax) - FGIC Insured

             Miami-Dade County Expressway Authority, Florida, Toll
             System Revenue Bonds, Series 2004B:
       2,000  5.000%, 7/01/19 - FGIC Insured                               7/14 at 100.00       AAA    2,172,440
       7,165  5.000%, 7/01/21 - FGIC Insured                               7/14 at 100.00       AAA    7,742,857
----------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed *** - 8.3%

         705 Callaway-Bay County, Florida, Wastewater System Revenue       9/06 at 102.00       AAA      745,545
              Bonds, Series 1996A, 6.000%, 9/01/26 (Pre-refunded to
              9/01/06) - FGIC Insured

       2,220 Dade County Health Facilities Authority, Florida, Hospital      No Opt. Call       AAA    2,566,142
              Revenue Bonds, Baptist Hospital of Miami Project, Series
              1991A, 5.750%, 5/01/21 - MBIA Insured

       2,000 Florida Housing Finance Agency, FNMA Collateralized           8/06 at 102.00       AAA    2,114,280
              Multifamily Housing Revenue Refunding Bonds, Players Club
              Apartments, Series 1991C, 6.200%, 8/01/16 (Pre-refunded to
              8/01/06)

             Florida, Full Faith and Credit General Obligation Bonds,
             Broward County Expressway Authority, Series 1984:
       4,000  9.875%, 7/01/09                                                No Opt. Call       AAA    4,697,520
       1,000  10.000%, 7/01/14                                               No Opt. Call       AAA    1,405,400

         335 Florida State Board of Education, Full Faith and Credit       6/05 at 100.00       AAA      445,691
              Public Education Capital Outlay Bonds, Series 1985,
              9.125%, 6/01/14

       1,000 Hillsborough County Aviation Authority, Florida, Revenue     10/06 at 102.00       AAA    1,058,180
              Bonds, Tampa International Airport, Series 1996B, 5.875%,
              10/01/23 (Pre-refunded to 10/01/06) - FGIC Insured

       3,000 Hillsborough County School District, Florida, Sales Tax      10/11 at 100.00       AAA    3,366,690
              Revenue Bonds, Series 2002, 5.375%, 10/01/20 (Pre-refunded to 10/01/11) - AMBAC Insured

         145 Orange County, Florida, Sales Tax Revenue Bonds, Series       7/05 at 100.00       AAA      177,181
              1989, 6.125%, 1/01/19 - FGIC Insured

       1,000 Orlando Utilities Commission, Florida, Subordinate Lien         No Opt. Call    Aa1***    1,235,250
              Water and Electric Revenue Bonds, Series 1989D, 6.750%,
              10/01/17

             Palm Beach County, Florida, General Obligation Bonds,
             Recreational and Cultural Facilities Program, Series 1999A:
       1,560  5.750%, 8/01/18 (Pre-refunded to 8/01/09)                    8/09 at 100.00       AAA    1,727,294
       1,970  5.750%, 8/01/19 (Pre-refunded to 8/01/09)                    8/09 at 100.00       AAA    2,181,263

       4,000 Palm Beach County, Florida, Industrial Development Revenue   12/06 at 102.00      A***    4,290,400
              Bonds, Lourdes-Noreen McKeen Residence for Geriatric Care
              Inc., Series 1996, 6.625%, 12/01/26 (Pre-refunded to
              12/01/06)
----------------------------------------------------------------------------------------------------------------
             Utilities - 8.8%

       1,500 Florida Municipal Power Agency, Revenue Refunding Bonds,     10/12 at 100.00       Aaa    1,688,865
              Stanton Project, Series 2002, 5.500%, 10/01/15 - FSA
              Insured

       4,350 Hillsborough County Industrial Development Authority,        10/12 at 100.00      Baa2    4,591,556
              Florida, Pollution Control Revenue Bonds, Tampa Electric
              Company Project, Series 2002, 5.100%, 10/01/13

      10,020 JEA St. John's River Power Park System, Florida, Revenue     10/11 at 100.00       Aa2   10,792,943
              Refunding Bonds, Issue 2, Series 2002-17, 5.000%, 10/01/18

       1,670 Leesburg, Florida, Electric System Revenue Bonds, Series     10/14 at 100.00       AAA    1,805,003
              2004, 5.000%, 10/01/22 - FGIC Insured

       2,305 Leesburg, Florida, Utilities Revenue Bonds, Series 2004,     10/14 at 100.00       AAA    2,491,336
              5.000%, 10/01/22 - FGIC Insured

----
10

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Utilities (continued)

    $  8,000 Palm Beach County Solid Waste Authority, Florida, Revenue       No Opt. Call       AAA $  5,286,320
              Bonds, Series 2002B, 0.000%, 10/01/15 - AMBAC Insured

         650 Reedy Creek Improvement District, Florida, Utility Revenue   10/15 at 100.00       AAA      700,828
              Bonds, Series 2005-1, 5.000%, 10/01/25 (WI, settling
              6/06/05) - AMBAC Insured
----------------------------------------------------------------------------------------------------------------
             Water and Sewer - 2.7%

             Manatee County, Florida, Public Utilities Revenue Refunding
              and Improvement Bonds, Series 1991C:
       1,850  0.000%, 10/01/08 - MBIA Insured                                No Opt. Call       AAA    1,671,901
       2,800  0.000%, 10/01/09 - MBIA Insured                                No Opt. Call       AAA    2,447,420

       2,700 Palm Coast, Florida, Water Utility System Revenue Bonds,     10/13 at 100.00       AAA    2,847,500
              Series 2003, 5.000%, 10/01/33 - MBIA Insured

       1,395 Sarasota County, Florida, Utility System Revenue Bonds,         No Opt. Call       AAA    1,544,935
              Series 2005A, 5.000%, 10/01/12 - FGIC Insured
----------------------------------------------------------------------------------------------------------------
    $290,939 Total Long-Term Investments (cost $288,673,508) - 99.4%                                 309,675,554
----------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 0.6%                                                      1,995,941
             --------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $311,671,495
             --------------------------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating.
           ***Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
           N/RInvestment is not rated.
          (WI)Security purchased on a when-issued basis.

                                See accompanying notes to financial statements.

----
11

Statement of Assets and Liabilities
NUVEEN FLORIDA MUNICIPAL BOND FUND
May 31, 2005

    ------------------------------------------------------------------------
    Assets
    Investments, at market value (cost $288,673,508)           $309,675,554
    Cash                                                            557,250
    Receivables:
      Interest                                                    3,719,062
      Investments sold                                               15,152
      Shares sold                                                    57,587
    Other assets                                                     22,538
    ------------------------------------------------------------------------
        Total assets                                            314,047,143
    ------------------------------------------------------------------------
    Liabilities
    Payables:
      Investments purchased                                         685,893
      Shares redeemed                                               328,041
    Accrued expenses:
      Management fees                                               140,538
      12b-1 distribution and service fees                            72,440
      Other                                                         106,697
    Dividends payable                                             1,042,039
    ------------------------------------------------------------------------
        Total liabilities                                         2,375,648
    ------------------------------------------------------------------------
    Net assets                                                 $311,671,495
    ------------------------------------------------------------------------
    Class A Shares
    Net assets                                                 $191,615,366
    Shares outstanding                                           18,573,917
    Net asset value per share                                  $      10.32
    Offering price per share (net asset value per share plus
     maximum sales charge of 4.20% of offering price)          $      10.77
    ------------------------------------------------------------------------
    Class B Shares
    Net assets                                                 $ 25,937,144
    Shares outstanding                                            2,516,392
    Net asset value and offering price per share               $      10.31
    ------------------------------------------------------------------------
    Class C Shares
    Net assets                                                 $ 29,871,721
    Shares outstanding                                            2,899,948
    Net asset value and offering price per share               $      10.30
    ------------------------------------------------------------------------
    Class R Shares
    Net assets                                                 $ 64,247,264
    Shares outstanding                                            6,234,016
    Net asset value and offering price per share               $      10.31
    ------------------------------------------------------------------------

    Net Assets Consist of:
    ------------------------------------------------------------------------
    Capital paid-in                                            $306,409,026
    Undistributed (Over-distribution of) net investment income     (570,427)
    Accumulated net realized gain (loss) from investments       (15,169,150)
    Net unrealized appreciation of investments                   21,002,046
    ------------------------------------------------------------------------
    Net assets                                                 $311,671,495
    ------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
12

Statement of Operations
NUVEEN FLORIDA MUNICIPAL BOND FUND
Year Ended May 31, 2005

--------------------------------------------------------------------------------
Investment Income                                                   $16,640,206
--------------------------------------------------------------------------------
Expenses
Management fees                                                       1,695,337
12b-1 service fees - Class A                                            393,047
12b-1 distribution and service fees - Class B                           261,497
12b-1 distribution and service fees - Class C                           224,873
Shareholders' servicing agent fees and expenses                         149,288
Custodian's fees and expenses                                           101,567
Trustees' fees and expenses                                               7,341
Professional fees                                                        68,428
Shareholders' reports - printing and mailing expenses                    46,353
Federal and state registration fees                                       7,365
Other expenses                                                           15,569
--------------------------------------------------------------------------------
Total expenses before custodian fee credit                            2,970,665
  Custodian fee credit                                                  (16,623)
--------------------------------------------------------------------------------
Net expenses                                                          2,954,042
--------------------------------------------------------------------------------
Net investment income                                                13,686,164
--------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments                            (1,087,357)
Net change in unrealized appreciation (depreciation) of investments  12,467,210
--------------------------------------------------------------------------------
Net realized and unrealized gain                                     11,379,853
--------------------------------------------------------------------------------
Net increase in net assets from operations                          $25,066,017
--------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
13

Statement of Changes in Net Assets
NUVEEN FLORIDA MUNICIPAL BOND FUND

                                                                                    Year Ended    Year Ended
                                                                                       5/31/05       5/31/04
------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                            $ 13,686,164  $ 16,719,612
Net realized gain (loss) from investments                                          (1,087,357)   (1,131,630)
Net change in unrealized appreciation (depreciation) of investments                12,467,210   (16,797,688)
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                              25,066,017    (1,209,706)
------------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                                          (8,700,254)  (10,679,763)
  Class B                                                                          (1,007,798)   (1,277,320)
  Class C                                                                          (1,166,137)   (1,394,076)
  Class R                                                                          (2,918,163)   (3,189,940)
------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                         (13,792,352)  (16,541,099)
------------------------------------------------------------------------------------------------------------
Fund Share Transactions
Proceeds from sale of shares                                                       28,841,636    32,409,434
Proceeds from shares issued to shareholders due to reinvestment of distributions    5,427,926     5,817,339
------------------------------------------------------------------------------------------------------------
                                                                                   34,269,562    38,226,773
Cost of shares redeemed                                                           (60,562,047)  (77,604,299)
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions                (26,292,485)  (39,377,526)
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                             (15,018,820)  (57,128,331)
Net assets at the beginning of year                                               326,690,315   383,818,646
------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                                    $311,671,495  $326,690,315
------------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end of year    $   (570,427) $   (463,066)
------------------------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
14

Notes to Financial Statements

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust I (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of the Nuveen Florida Municipal Bond Fund (the "Fund"), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996. The Fund was organized as a series of a predecessor trust prior to that date.

The Fund seeks to provide high tax-free income and preservation of capital through investments in a diversified portfolio of quality municipal bonds.

Effective January 1, 2005, Nuveen Advisory Corp. ("NAC") the Funds' previous adviser, and its affiliate, Nuveen Institutional Advisory Corp. ("NIAC"), were merged into Nuveen Asset Management ("NAM"), each wholly owned subsidiaries of Nuveen Investments, Inc. ("Nuveen"). As a result of the merger, NAM is now the Adviser to all funds previously advised by either NAC or NIAC.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States.

Investment Valuation
The prices of municipal bonds in the Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service or, in the absence of a pricing service for a particular security, the Board of Trustees of the Fund, or its designee, may establish fair market value using a wide variety of market data including yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from securities dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant by the pricing service or the Board of Trustees' designee. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Securities purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Fund has instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At May 31, 2005, the Fund had an outstanding when-issued purchase commitment of $685,893.

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Professional Fees
Professional fees presented in the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment, or to pursue other claims or legal actions on behalf of Fund shareholders.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend. Generally, payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Income Taxes
The Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, the Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Fund. All monthly tax-exempt income dividends paid during the fiscal year ended May 31, 2005, have been designated Exempt Interest Dividends. Net realized capital gains and ordinary income distributions paid by the Fund are subject to federal taxation.

Flexible Sales Charge Program
The Fund offers Class A, B, C and R Shares. Class A Shares are generally sold with an up-front sales charge and incur a .20% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but


----
15
may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without an up-front sales charge but incur a .75% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without an up-front sales charge but incur a .55% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

Derivative Financial Instruments
The Fund may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Fund is authorized to invest in such financial instruments, and may do so in the future, it did not make any such investments during the fiscal year ended May 31, 2005.

Expense Allocation
Expenses of the Fund that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit
The Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on the Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fund Shares

Transactions in Fund shares were as follows:

                                                           Year Ended                Year Ended
                                                             5/31/05                   5/31/04
                                                    ------------------------  ------------------------
                                                         Shares        Amount      Shares        Amount
-------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                            1,943,903  $ 19,799,958   1,893,240  $ 19,262,423
  Class A - automatic conversion of Class B shares      24,031       245,799          --            --
  Class B                                              121,749     1,236,960     331,062     3,383,192
  Class C                                              403,993     4,109,652     719,314     7,333,582
  Class R                                              339,137     3,449,267     238,556     2,430,237
Shares issued to shareholders due to reinvestment
 of distributions:
  Class A                                              270,598     2,747,595     289,528     2,952,626
  Class B                                               22,208       225,345      25,477       259,630
  Class C                                               43,032       436,519      45,109       459,674
  Class R                                              198,904     2,018,467     210,645     2,145,409
-------------------------------------------------------------------------------------------------------
                                                     3,367,555    34,269,562   3,752,931    38,226,773
-------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                           (4,254,847)  (43,286,095) (5,265,634)  (53,428,367)
  Class B                                             (528,827)   (5,373,182)   (594,140)   (6,023,142)
  Class B - automatic conversion to Class A shares     (24,055)     (245,799)         --            --
  Class C                                             (653,837)   (6,609,698) (1,137,705)  (11,521,598)
  Class R                                             (495,053)   (5,047,273)   (654,510)   (6,631,192)
-------------------------------------------------------------------------------------------------------
                                                    (5,956,619)  (60,562,047) (7,651,989)  (77,604,299)
-------------------------------------------------------------------------------------------------------
Net increase (decrease)                             (2,589,064) $(26,292,485) (3,899,058) $(39,377,526)
-------------------------------------------------------------------------------------------------------


----
16

3. Securities Transactions

Purchases and sales (including maturities) of investments in long-term municipal securities for the fiscal year ended May 31, 2005, aggregated $83,526,412 and $107,048,707, respectively.

4. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses on investments, timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At May 31, 2005, the cost of investments was $288,616,886.

The net unrealized appreciation of investments at May 31, 2005, aggregated $21,058,668 of which $21,084,288 related to appreciated securities and $25,620 related to depreciated securities.

The tax components of undistributed net investment income and net realized gains at May 31, 2005, were as follows:

               --------------------------------------------------
               Undistributed net tax-exempt income*      $414,995
               Undistributed net ordinary income**             --
               Undistributed net long-term capital gains       --
               --------------------------------------------------

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on May 9, 2005, paid on June 1, 2005.
** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal years ended May 31, 2005 and May 31, 2004, was designated for purposes of the dividends paid deduction as follows:

           2005
           ----------------------------------------------------------
           Distributions from net tax-exempt income       $14,066,746
           Distributions from net ordinary income**                --
           Distributions from net long-term capital gains          --
           ----------------------------------------------------------

           2004
           ----------------------------------------------------------
           Distributions from net tax-exempt income       $16,691,067
           Distributions from net ordinary income**                --
           Distributions from net long-term capital gains          --
           ----------------------------------------------------------

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At May 31, 2005, the Fund had an unused capital loss carryforward of $13,990,837 available for federal income tax purposes to be applied against future capital gains, if any. If not applied, $12,700,900 and $1,289,937 of the carryforward will expire in the years 2012 and 2013, respectively.

The Fund elected to defer net realized losses from investments incurred from November 1, 2004 through May 31, 2005 ("post-October losses") in accordance with Federal income tax regulations. Post-October losses of $1,178,312 were treated as having arisen on the first day of the following fiscal year.

5. Management Fee and Other Transactions with Affiliates

As approved by the Board of Trustees, effective August 1, 2004, a complex-wide management fee structure was adopted for all funds sponsored by the Adviser, or its predecessor and its affiliates. This fee structure separates each fund's management fee into two components - a complex-level component, based on the aggregate amount of all fund assets managed by the Adviser, and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser. Under no circumstances will this pricing structure result in a fund paying management fees at a rate higher than would otherwise have been applicable had the complex-wide management fee structure not been implemented. As of June 30, 2005, the complex-level fee rate was .1900%; that is the funds' effective management fees were reduced by approximately .0100%.


----
17

Effective August 1, 2004, the annual fund-level fee, payable monthly, for the Fund is based upon the average daily net assets of the Fund as follows:

              Average Daily Net Assets       Fund-Level Fee Rate
              ---------------------------------------------------
              For the first $125 million                   .3500%
              For the next $125 million                    .3375
              For the next $250 million                    .3250
              For the next $500 million                    .3125
              For the next $1 billion                      .3000
              For the next $3 billion                      .2750
              For net assets over $5 billion               .2500
              ---------------------------------------------------

Effective August 1, 2004, the annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as follows:

        Complex-Level Assets/(1)/                Complex-Level Fee Rate
        ----------------------------------------------------------------
        For the first $55 billion                                 .2000%
        For the next $1 billion                                   .1800
        For the next $1 billion                                   .1600
        For the next $3 billion                                   .1425
        For the next $3 billion                                   .1325
        For the next $3 billion                                   .1250
        For the next $5 billion                                   .1200
        For the next $5 billion                                   .1175
        For the next $15 billion                                  .1150
        For Managed Assets over $91 billion/(2)/                  .1400
        ----------------------------------------------------------------

(1)The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.
(2)With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The Fund paid through July 31, 2004, an annual management fee, payable monthly, at the rates set forth below, which were based upon the average daily net assets of the Fund as follows:

              Average Daily Net Assets       Management Fee Rate
              ---------------------------------------------------
              For the first $125 million                   .5500%
              For the next $125 million                    .5375
              For the next $250 million                    .5250
              For the next $500 million                    .5125
              For the next $1 billion                      .5000
              For the next $3 billion                      .4750
              For net assets over $5 billion               .4500
              ---------------------------------------------------

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

The Adviser may voluntarily reimburse expenses. Voluntary reimbursements may be terminated at any time at the Adviser's discretion.

During the fiscal year ended May 31, 2005, Nuveen Investments, LLC (the "Distributor"), a wholly owned subsidiary of Nuveen, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                -----------------------------------------------
                Sales charges collected (unaudited)    $237,143
                Paid to authorized dealers (unaudited)  203,764
                -----------------------------------------------


----
18

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the fiscal year ended May 31, 2005, the Distributor compensated authorized dealers directly with commission advances at the time of purchase as follows:

                    ---------------------------------------
                    Commission advances (unaudited) $86,784
                    ---------------------------------------

To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the fiscal year ended May 31, 2005, the Distributor retained such 12b-1 fees as follows:

                    ----------------------------------------
                    12b-1 fees retained (unaudited) $244,851
                    ----------------------------------------

The remaining 12b-1 fees charged to the Fund were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the fiscal year ended May 31, 2005, as follows:

                       ---------------------------------
                       CDSC retained (unaudited) $66,545
                       ---------------------------------

6. Announcement Regarding Parent Company of Adviser

In early April, 2005, The St. Paul Travelers Companies, Inc. ("St. Paul Travelers"), which owned 79% of Nuveen, (A) completed a public offering of a substantial portion of its equity stake in Nuveen, (B) sold Nuveen $200 million of its Nuveen shares, (C) entered into an agreement with Nuveen to sell an additional $400 million of its Nuveen shares on a "forward" basis with payment for and settlement of these shares delayed for several months, and (D) entered into agreements with two unaffiliated investment banking firms to sell an amount equal to most or all of its remaining Nuveen shares for current payment but for future settlement. The settlement of transactions (C) and (D) above would likely be deemed an "assignment" (as defined in the 1940 Act) of the investment management agreements between the Fund and the Adviser, which would result in the automatic termination of the agreement under the 1940 Act. The Board of Trustees will consider approval of a new ongoing investment management agreement for the Fund and the submission of the agreement for approval by the Fund's shareholders. The agreement, if approved by the Fund's shareholders, would take effect upon such approval. There can be no assurance that the approval will be obtained.

7. Subsequent Event - Distributions to Shareholders

The Fund declared a dividend distribution from its tax-exempt net investment income which was paid on July 1, 2005, to shareholders of record on June 9, 2005, as follows:

                           --------------------------
                           Dividend per share:
                             Class A           $.0350
                             Class B            .0285
                             Class C            .0305
                             Class R            .0365
                           --------------------------


----
19

Financial Highlights

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                        Investment Operations        Less Distributions
                     ---------------------------  -----------------------                     --------


FLORIDA




                                      Net
           Beginning       Net  Realized/             Net                   Ending              Ending
                 Net   Invest- Unrealized         Invest-                      Net                 Net
Year Ended     Asset      ment       Gain            ment  Capital           Asset     Total    Assets
May 31,        Value Income(a)     (Loss)   Total  Income    Gains   Total   Value Return(b)     (000)
-------------------------------------------------------------------------------------------------------
Class A (6/90)
   2005       $ 9.96      $.45      $ .36  $ .81    $(.45)   $  --  $(.45) $10.32       8.27% $191,615
   2004        10.46       .49       (.50)  (.01)    (.49)      --   (.49)   9.96       (.12)  205,058
   2003        10.28       .51        .25    .76     (.53)    (.05)  (.58)  10.46       7.60   247,569
   2002        10.34       .54       (.05)   .49     (.55)      --   (.55)  10.28       4.84   244,023
   2001         9.97       .56        .36    .92     (.55)      --   (.55)  10.34       9.35   239,837
Class B (2/97)
   2005         9.95       .37        .36    .73     (.37)      --   (.37)  10.31       7.46    25,937
   2004        10.45       .42       (.51)  (.09)    (.41)      --   (.41)   9.95       (.89)   29,120
   2003        10.27       .43        .25    .68     (.45)    (.05)  (.50)  10.45       6.80    33,056
   2002        10.33       .47       (.06)   .41     (.47)      --   (.47)  10.27       4.06    28,120
   2001         9.96       .48        .36    .84     (.47)      --   (.47)  10.33       8.53    22,629
Class C (9/95)
   2005         9.95       .39        .36    .75     (.40)      --   (.40)  10.30       7.61    29,872
   2004        10.45       .44       (.51)  (.07)    (.43)      --   (.43)   9.95       (.65)   30,917
   2003        10.28       .45        .24    .69     (.47)    (.05)  (.52)  10.45       6.94    36,374
   2002        10.34       .49       (.05)   .44     (.50)      --   (.50)  10.28       4.29    25,932
   2001         9.97       .50        .36    .86     (.49)      --   (.49)  10.34       8.78    19,961
Class R (2/97)
   2005         9.95       .47        .36    .83     (.47)      --   (.47)  10.31       8.47    64,247
   2004        10.45       .51       (.50)   .01     (.51)      --   (.51)   9.95        .06    61,595
   2003        10.27       .53        .25    .78     (.55)    (.05)  (.60)  10.45       7.86    66,819
   2002        10.33       .56       (.05)   .51     (.57)      --   (.57)  10.27       5.07    60,302
   2001         9.96       .58        .35    .93     (.56)      --   (.56)  10.33       9.54    58,694
-------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                             Ratios/Supplemental Data
           -------------------------------------------------------------------
             Before Credit/         After          After Credit/
             Reimbursement     Reimbursement(c)   Reimbursement(d)
FLORIDA    -----------------  -----------------  -----------------
                       Ratio              Ratio              Ratio
                      of Net             of Net             of Net
                     Invest-            Invest-            Invest-
           Ratio of     ment  Ratio of     ment  Ratio of     ment
           Expenses   Income  Expenses   Income  Expenses   Income
                 to       to        to       to        to       to
            Average  Average   Average  Average   Average  Average  Portfolio
Year Ended      Net      Net       Net      Net       Net      Net   Turnover
May 31,      Assets   Assets    Assets   Assets    Assets   Assets       Rate
------------------------------------------------------------------------------
Class A (6/90)
   2005         .86%    4.38%      .86%    4.38%      .85%    4.39%        27%
   2004         .85     4.83       .85     4.83       .85     4.84          6
   2003         .85     4.96       .85     4.96       .84     4.97         19
   2002         .87     5.24       .87     5.24       .86     5.25         17
   2001         .88     5.42       .88     5.42       .87     5.43         22
Class B (2/97)
   2005        1.61     3.63      1.61     3.63      1.60     3.64         27
   2004        1.60     4.08      1.60     4.08      1.60     4.09          6
   2003        1.60     4.21      1.60     4.21      1.59     4.22         19
   2002        1.62     4.49      1.62     4.49      1.61     4.50         17
   2001        1.63     4.67      1.63     4.67      1.62     4.68         22
Class C (9/95)
   2005        1.41     3.83      1.41     3.83      1.40     3.83         27
   2004        1.40     4.28      1.40     4.28      1.40     4.29          6
   2003        1.40     4.40      1.40     4.40      1.38     4.41         19
   2002        1.42     4.69      1.42     4.69      1.41     4.70         17
   2001        1.43     4.87      1.43     4.87      1.42     4.88         22
Class R (2/97)
   2005         .66     4.57       .66     4.57       .65     4.58         27
   2004         .65     5.03       .65     5.03       .65     5.04          6
   2003         .65     5.16       .65     5.16       .64     5.17         19
   2002         .67     5.44       .67     5.44       .66     5.45         17
   2001         .68     5.62       .68     5.62       .67     5.63         22
------------------------------------------------------------------------------

(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.

                                See accompanying notes to financial statements.

----
20

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Nuveen Multistate Trust I:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Nuveen Florida Municipal Bond Fund (a series of the Nuveen Multistate Trust I, hereafter referred to as the "Fund") at May 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at May 31, 2005 by correspondence with the custodian, provides a reasonable basis for our opinion. The financial highlights of the Fund for the year ended May 31, 2001 were audited by other independent auditors who have ceased operations. Those independent auditors expressed an unqualified opinion in the report dated July 11, 2001.

PRICEWATERHOUSECOOPERS LLP

Chicago, IL
July 28, 2005


----
21

            ANNUAL INVESTMENT MANAGEMENT AGREEMENT APPROVAL PROCESS

   At a meeting held on May 10-12, 2005, the Board of Trustees of the Funds, including the independent trustees, unanimously approved the Investment Management Agreement between each Fund and NAM (the "Adviser").

The Approval Process

   To assist the Board in its evaluation of an advisory contract with the Adviser, the independent trustees received a report in adequate time in advance of their meeting which outlined, among other things, the services provided by the Adviser; the organization of the Adviser, including the responsibilities of various departments and key personnel; the respective Fund's past performance as well as the Fund's performance compared to funds of similar investment objectives compiled by an independent third party (a "Peer Group") as described below; the profitability of the Adviser and certain industry profitability analyses for advisers to unaffiliated investment companies; the expenses of the Adviser in providing the various services; the advisory fees of the Adviser, including comparisons of such fees with the management fees of comparable funds in its Peer Group as well as comparisons of the Adviser's management fees with the fees the Adviser assesses to other types of investment products or accounts, if any; the soft dollar practices of the Adviser; and the expenses of each Fund, including comparisons of the Fund's expense ratios (after any fee waivers) with the expense ratios of its Peer Group. This information supplements that received by the Board throughout the year regarding Fund performance, expense ratios, portfolio composition, trade execution and sales activity.

   In addition to the foregoing materials, independent legal counsel to the independent trustees provided, in advance of the meeting, a legal memorandum outlining, among other things, the duties of the trustees under the 1940 Act as well as the general principles of relevant state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; an adviser's fiduciary duty with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards of directors have fulfilled their duties and factors to be considered by the board in voting on advisory agreements.

   At the Board meeting, the Adviser made a presentation to and responded to questions from the Board. After the presentations and after reviewing the written materials, the independent trustees met privately with their legal counsel to review the Board's duties in reviewing advisory contracts and consider the renewal of the advisory contracts. It is with this background that the trustees considered the advisory contracts with the Adviser. The independent trustees, in consultation with independent counsel, reviewed the factors set out in judicial decisions and SEC directives relating to the renewal of advisory contracts. As outlined in more detail below, the trustees considered all factors they believed relevant with respect to each Fund, including the following: (a) the nature, extent and quality of the services to be provided by the Adviser; (b) the investment performance of the Fund and the Adviser; (c) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund;
(d) the extent to which economies of scale would be realized as the Fund grows; and (e) whether fee levels reflect these economies of scale for the benefit of Fund investors.

A. Nature, Extent and Quality of Services

   In evaluating the nature, extent and quality of the Adviser's services, the trustees reviewed information concerning the types of services that the Adviser or its affiliates provide and are expected to provide to the Funds; narrative and statistical information concerning the respective Fund's performance record and how such performance compares to the Fund's Peer Group; information describing the Adviser's organization and its various departments, the experience and responsibilities of key personnel, and available resources. In the discussion of key personnel, the trustees received materials regarding the changes or additions in personnel of the Adviser. The trustees further noted the willingness of the personnel of the Adviser to engage in open, candid discussions with the Board. The trustees further considered the quality of the Adviser's investment process in making portfolio management decisions, including any refinements or improvements to the portfolio management processes, enhancements to technology and systems that are available to portfolio managers, and any additions of new personnel which may strengthen or expand the research and investment capabilities of the Adviser. In their review of advisory contracts for the fixed income funds, the trustees also noted that Nuveen won the Lipper Award for Best Fund Family: Fixed Income-Large Asset Class, for 2004. Given the trustees' experience with the Funds, other Nuveen funds and the Adviser, the trustees noted that they were familiar with and continue to have a good understanding of the organization, operations and personnel of the Adviser.

   In addition to advisory services, the independent trustees considered the quality of the administrative or non-advisory services provided. In this regard, the Adviser provides the Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by others for the Funds) and officers and other personnel as are necessary for the operations of the respective Fund. In addition to investment management services, the Adviser and its affiliates provide each Fund with a wide range of services, including: preparing shareholder reports; providing daily accounting; providing quarterly financial statements; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; providing legal support (such as helping to prepare registration statements, amendments thereto and proxy statements and responding to regulatory inquiries); and performing other Fund administrative tasks necessary for the operation of the Fund (such as tax reporting and fulfilling regulatory filing requirements). In addition, in evaluating the administrative services, the trustees considered, in particular, the Adviser's policies and procedures for assuring compliance with applicable laws and regulations in light of the new SEC regulations governing compliance. The trustees noted the Adviser's focus on compliance and its compliance systems. In their review, the trustees considered, among other things, the additions of experienced personnel to the


----
22

Adviser's compliance group and modifications and other enhancements to the Adviser's computer systems. In addition to the foregoing, the trustees also noted that the Adviser outsources certain services that cannot be replicated without significant costs or at the same level of expertise. Such outsourcing has been a beneficial and efficient use of resources by keeping expenses low while obtaining quality services.

   With respect to services provided to the Funds, the trustees also noted, among other things, the enhancements the Adviser has implemented to its municipal portfolio management processes (e.g., the increased use of benchmarks to guide and assess the performance of its portfolio managers); the implementation of a risk management program; and the various initiatives being undertaken to enhance or modify the Adviser's computer systems as necessary to support the innovations of the municipal investment team (such as, the ability to assess certain historical data in order to create customized benchmarks, perform attribution analysis and facilitate the use of derivatives as hedging instruments).

   Based on their review, the trustees found that, overall, the nature, extent and quality of services provided (and expected to be provided) to the respective Funds under the Investment Management Agreements were of a high level and were quite satisfactory.

B. The Investment Performance of the Fund and the Adviser

   As previously noted, the Board received a myriad of performance information regarding each Fund and its Peer Group, if available. Among other things, the Board received materials reflecting a Fund's historic performance and the Fund's performance compared to its Peer Group if available. Further, in evaluating the performance information, in certain limited instances, the Trustees noted that the closest Peer Group for a Fund still would not adequately reflect such Fund's investment objectives and strategies, thereby limiting the usefulness of the comparisons of such Fund's performance with that of the Peer Group. The trustees evaluated, among other things, a Fund's one, three and five year total returns (as available) for the periods ending December 31, 2004 relative to the unaffiliated funds in its respective Peer Group (including the returns of individual peers as well as the Peer Group average) as well as additional performance information with respect to all funds in the Peer Group. Based on their review, the trustees determined that each Fund's absolute and relative investment performance over time had been satisfactory.

C. Fees, Expenses and Profitability

   1. Fees and Expenses

   In evaluating the management fees and expenses that a Fund is expected to bear, the trustees considered the respective Fund's current management fee structure and the Fund's expected expense ratios in absolute terms as well as compared with the fees and respective expense ratios of the unaffiliated funds in its Peer Group. The trustees reviewed the financial information of the Adviser, including its respective revenues, expenses and profitability. In reviewing fees, the trustees, among other things, reviewed comparisons of the Fund's gross management fees (fees after fund-level and complex-wide level breakpoints but before reimbursement and fee waivers), net management fees (after breakpoints and reimbursements and fee waivers) and total expense ratios (before and after waivers) with those of the unaffiliated funds in its Peer Group and peer averages. In this regard, the trustees noted that the relative ranking of the Nuveen Funds on fees and expenses was aided by the significant level of fee reductions provided by the fund-level and complex-wide breakpoint schedules, and the fee waivers and reimbursements provided by Nuveen for certain Funds launched since 1999. The complex-wide breakpoint schedule was instituted in 2004 and is described in further detail below in Section D entitled "Economies of Scale." In addition to the foregoing, in their review of the fee and expense information provided for the municipal funds, including, in particular, the expense ratios of the unaffiliated funds in the Peer Group, the trustees determined that such Funds' net total expense ratios were within an acceptable range compared to such peers.

   2. Comparisons with the Fees of Other Clients

   The trustees further compared the fees of the Adviser to the fees the Adviser or an affiliate thereof assessed for other types of clients. Such other clients included clients investing in municipal funds, such as municipal managed accounts. With respect to municipal managed accounts, the advisory fees for such accounts are generally lower than those charged to the comparable Fund. The trustees noted, however, the additional services that are provided and the costs incurred by Nuveen in managing and operating registered investment companies, such as the Funds, compared to individually managed separate accounts. For instance, as described above, the Adviser and its affiliates provide numerous services to the Funds including, but not limited to, preparing shareholder reports; providing daily accounting; preparing quarterly financial statements; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; providing legal support; and administering all other aspects of the Fund's operations. Further, the trustees noted the increased compliance requirements for funds in light of new SEC regulations and other legislation. These services are generally not required to the same extent, if at all, for separate accounts. In addition to the differences in services, the trustees also considered, among other things, the differences in product distribution, investor profiles and account sizes. Accordingly, the trustees believe that the nature and number of services provided to operate a Fund merit the higher fees than those to separate managed accounts.

   3. Profitability of the Adviser

   In conjunction with its review of fees, the trustees also considered the profitability of the Adviser. The trustees reviewed the Adviser's revenues, expenses and profitability margins (on both a pre-tax and after-tax basis). In reviewing profitability, the trustees


----
23
recognized that one of the most difficult issues in determining profitability is establishing a method of allocating expenses. Accordingly, the trustees reviewed the Adviser's assumptions and methodology of allocating expenses. In this regard, the methods of allocation used appeared reasonable but the Board noted the inherent limitations in allocating costs among various advisory products. The trustees also recognized that individual fund or product line profitability of other advisers is generally not publicly available. Further, profitability may be affected by numerous factors including the types of funds managed, expense allocations, business mix, etc., and therefore comparability of profitability is somewhat limited. Nevertheless, to the extent available, the trustees considered the Adviser's profit margin compared to the profitability of various publicly-traded investment management companies and/or investment management companies that publicly disclose some or all of their financial results compiled by three independent third-party service providers. The trustees also reviewed the revenues, expenses and profit margins of various unaffiliated advisory firms with similar amounts of assets under management for the last year prepared by the Adviser. Based on their review, the trustees were satisfied that the Adviser's level of profitability from its relationship with each Fund was reasonable in light of the services provided.

   In evaluating the reasonableness of the compensation, the Trustees also considered any other revenues paid to the Adviser as well as any indirect benefits (such as soft dollar arrangements, if any) the Adviser and its affiliates are expected to receive that are directly attributable to their management of the Funds, if any. See Section E below for additional information. Based on their review of the overall fee arrangements of the applicable Fund, the trustees determined that the advisory fees and expenses of the respective Fund were reasonable.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

   In reviewing the compensation, the trustees have long understood the benefits of economies of scale as the assets of a fund grows and have sought to ensure that shareholders share in these benefits. One method for shareholders to share in economies of scale is to include breakpoints in the advisory fee schedules that reduce fees as fund assets grow. Accordingly, the trustees received and reviewed the schedules of advisory fees for each Fund, including fund-level breakpoints thereto. In addition, after lengthy negotiations with management, the Board in May, 2004 approved a complex-wide fee arrangement pursuant to which fees of the funds in the Nuveen complex, including the Funds, are reduced as the assets in the fund complex reach certain levels. The complex-wide fee arrangement was introduced on August 1, 2004 and the trustees reviewed data regarding the reductions of fees for the Funds for the period of August 1, 2004 to December 31, 2004. In evaluating the complex-wide fee arrangement, the trustees considered, among other things, the historic and expected fee savings to shareholders as assets grow, the amount of fee reductions at various asset levels, and that the arrangement would extend to all Funds in the Nuveen complex. The trustees also considered the impact, if any, the complex-wide fee arrangement may have on the level of services provided. Based on their review, the trustees concluded that the breakpoint schedule and complex-wide fee arrangement currently was acceptable and desirable in providing benefits from economies of scale to shareholders.

E. Indirect Benefits

   In evaluating fees, the trustees also considered any indirect benefits or profits the Adviser or its affiliates may receive as a result of its relationship with each Fund. In this regard, the trustees considered any benefits from soft dollar arrangements. The trustees noted that although the Adviser manages a large amount of assets, it has very little, if any, brokerage to allocate. This is due to the fact that the Adviser typically manages the portfolios of the municipal funds in the Nuveen complex and municipal bonds generally trade on a principal basis. Accordingly, the Adviser does not currently have any soft dollar arrangements and does not pay excess brokerage commissions (or spreads on principal transactions) in order to receive research services.

   In addition to soft dollar arrangements, the trustees also considered any other revenues, if any, received by the Adviser or its affiliates. In this regard, for Funds with 12b-1 plans, the trustees received and considered the amount 12b-1 fees retained by Nuveen during the last calendar year. The trustees noted that the vast majority of the 12b-1 fees received by Nuveen are ultimately paid to other financial advisers.

F. Other Considerations

   Nuveen, until recently, was a majority owned subsidiary of St. Paul Travelers. As noted, St. Paul earlier this year announced its intention to divest its equity stake in Nuveen. Nuveen is the parent of the Adviser. Pursuant to a series of transactions, St. Paul has begun to reduce its interest in Nuveen which will ultimately result in a change of control of Nuveen and therefore the Adviser. As mandated by the 1940 Act, such a change in control would result in an assignment of the advisory agreement with the Adviser and the automatic termination of such agreement. Accordingly, the Board also considered the approval of a New Investment Management Agreement with each Fund in light of, and which would take effect upon, the anticipated change of control. More specifically, the Board considered for each Fund a New Investment Management Agreement on substantially identical terms to the existing Investment Management Agreement, to take effect after the change of control has occurred and the contract has been approved by Fund shareholders. In its review, the Board considered whether the various transactions necessary to divest St. Paul's interest will have an impact on the various factors they considered in approving the Adviser, such as the scope and quality of services to be provided following the change of control. In reviewing the St. Paul transactions, the Board considered, among other things, the impact, if any, on the operations and organizational structure of the Adviser; the possible benefits and costs of the transactions to the respective Fund; the potential implications of any arrangements used by the Adviser to finance certain of the


----
24
transactions; the ability of the Adviser to perform its duties after the transactions; whether a Fund's fee structure or expense ratio would change; any changes to the current practices of the respective Fund; any changes to the terms of the advisory agreement; and any anticipated changes to the operations of the Adviser. Based on its review, the Board determined that St. Paul's divestiture would not affect the nature and quality of services provided by the Adviser, the terms of the Investment Management Agreements, including the fees thereunder, and would not materially affect the organization or operations of the Adviser. Accordingly, the Board determined that their analysis of the various factors regarding their approval of the Adviser would continue to apply after the change of control.

G. Approval

   The trustees did not identify any single factor discussed previously as all-important or controlling. The trustees, including a majority of independent trustees, concluded that the terms of the Investment Management Agreements were fair and reasonable, that the Adviser's fees are reasonable in light of the services provided to each Fund, that the renewal of the Investment Management Agreements should be approved, and that the new, post-change of control Investment Management Agreements be approved and recommended to shareholders.


----
25

                                     Notes

--------------------------------------------------------------------------------
26

                                     Notes

--------------------------------------------------------------------------------
27

                                     Notes

--------------------------------------------------------------------------------
28

  Trustees and Officers
================================================================================


The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Trustees of the Funds. The number of trustees of the Funds is currently set at nine. None of the trustees who are not "interested" persons of the Funds has ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

The Funds' Statement of Additional Information ("SAI") includes more information about the Trustees. To request a free copy, call Nuveen Investments at (800) 257-8787.

                                                                                                              Number of
                                                                                                            Portfolios in
Name,                         Position(s)       Year First    Principal Occupation(s)                       Fund Complex
Birthdate                     Held with         Elected or    Including other Directorships                  Overseen by
and Address                   the Funds       Appointed /(2)/ During Past 5 Years                              Trustee
-------------------------------------------------------------------------------------------------------------------------
Trustee who is an interested person of the Funds:


-------------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger /(1)/ Chairman of the      1994       Chairman and Director (since 1996) of Nuveen       155
3/28/49                       Board and                       Investments, Inc. and Nuveen Investments,
333 W. Wacker Drive           Trustee                         LLC; Director (since 1992) and Chairman
Chicago, IL 60606                                             (since 1996) of Nuveen Advisory Corp. and
                                                              Nuveen Institutional Advisory Corp./4/;
                                                              Chairman and Director (since 1997) of Nuveen
                                                              Asset Management; Director (since 1996) of
                                                              Institutional Capital Corporation; Chairman
                                                              and Director (since 1999) of Rittenhouse
                                                              Asset Management, Inc.; Chairman of Nuveen
                                                              Investments Advisers Inc. (since 2002).

Trustees who are not interested persons of the Funds:


-------------------------------------------------------------------------------------------------------------------------
Robert P. Bremner             Trustee              1997       Private Investor and Management Consultant.        155
8/22/40
333 W. Wacker Drive
Chicago, IL 60606


-------------------------------------------------------------------------------------------------------------------------
Lawrence H. Brown             Trustee              1993       Retired (1989) as Senior Vice President of         155
7/29/34                                                       The Northern Trust Company; Director,
333 W. Wacker Drive                                           Community Advisory Board for Highland Park
Chicago, IL 60606                                             and Highwood, United Way of the North Shore
                                                              (since 2002).


-------------------------------------------------------------------------------------------------------------------------
Jack B. Evans                 Trustee              1999       President, The Hall-Perrine Foundation, a          155
10/22/48                                                      private philanthropic corporation (since
333 W. Wacker Drive                                           1996); Director and Vice Chairman, United
Chicago, IL 60606                                             Fire Group, a publicly held company; Adjunct
                                                              Faculty Member, University of Iowa;
                                                              Director, Gazette Companies; Life Trustee of
                                                              Coe College; Director, Iowa College
                                                              Foundation; formerly, Director, Alliant
                                                              Energy; formerly Director, Federal Reserve
                                                              Bank of Chicago; formerly, President and
                                                              Chief Operating Officer, SCI Financial
                                                              Group, Inc., a regional financial services
                                                              firm.


-------------------------------------------------------------------------------------------------------------------------
William C. Hunter             Trustee              2004       Dean and Distinguished Professor of Finance,       155
3/16/48                                                       School of Business at the University of
333 W. Wacker Drive                                           Connecticut (since 2003); previously, Senior
Chicago, IL 60606                                             Vice President and Director of Research at
                                                              the Federal Reserve Bank of Chicago
                                                              (1995-2003); Director (since 1997), Credit
                                                              Research Center at Georgetown University;
                                                              Director of Xerox Corporation (since 2004).


-------------------------------------------------------------------------------------------------------------------------
David J. Kundert              Trustee              2005       Retired (2004) as Chairman, JPMorgan Fleming       153
10/28/42                                                      Asset Management, President and CEO, Banc
333 W. Wacker Drive                                           One Investment Advisors Corporation, and
Chicago, IL 60606                                             President, One Group Mutual Funds; prior
                                                              thereto, Executive Vice President, Banc One
                                                              Corporation and Chairman and CEO, Banc One
                                                              Investment Management Group; Board of
                                                              Regents, Luther College; currently a member
                                                              of the American and Wisconsin Bar
                                                              Associations.

----
29

================================================================================

                                                                                                    Number of
                                                                                                  Portfolios in
Name,                Position(s)      Year First    Principal Occupation(s)                       Fund Complex
Birthdate            Held with        Elected or    Including other Directorships                  Overseen by
and Address          the Funds      Appointed /(2)/ During Past 5 Years                              Trustee
---------------------------------------------------------------------------------------------------------------
William J. Schneider Trustee             1997       Chairman, formerly, Senior Partner and Chief       155
9/24/44                                             Operating Officer, (retired, 2004);
333 W. Wacker Drive                                 Miller-Valentine Partners Ltd., a real
Chicago, IL 60606                                   estate investment company; formerly, Vice
                                                    President, Miller-Valentine Realty, a
                                                    construction company; Board Member and Chair
                                                    of the Finance Committee, member of the
                                                    Audit Committee of Premier Health Partners,
                                                    the not-for-profit company of Miami Valley
                                                    Hospital; Board Member, formerly Chair,
                                                    Dayton Development Coalition; President,
                                                    Dayton Philharmonic Orchestra Association;
                                                    formerly, Member, Community Advisory Board,
                                                    National City Bank, Dayton, Ohio and
                                                    Business Advisory Council, Cleveland Federal
                                                    Reserve Bank.


---------------------------------------------------------------------------------------------------------------
Judith M. Stockdale  Trustee             1997       Executive Director, Gaylord and Dorothy            155
12/29/47                                            Donnelley Foundation (since 1994); prior
333 W. Wacker Drive                                 thereto, Executive Director, Great Lakes
Chicago, IL 60606                                   Protection Fund (from 1990 to 1994).


---------------------------------------------------------------------------------------------------------------
Eugene S. Sunshine   Trustee             2005       Senior Vice President for Business and             155
1/22/50                                             Finance (since 1997), Northwestern
333 W. Wacker Drive                                 University; Director (since 2003), Chicago
Chicago, IL 60606                                   Board of Options Exchange; Director (since
                                                    2003), National Mentor Holdings, a
                                                    privately-held, national provider of home
                                                    and community-based services; Chairman
                                                    (since 1997), Board of Directors, Rubicon,
                                                    an insurance company owned by Northwestern
                                                    University; Director (since 1997), Evanston
                                                    Chamber of Commerce and Evanston Inventure,
                                                    a business development organization.
                                                                                                    Number of
                                                                                                  Portfolios in
Name,                Position(s)      Year First                                                  Fund Complex
Birthdate            Held with        Elected or    Principal Occupation(s)                        Overseen by
and Address          the Funds      Appointed /(3)/ During Past 5 Years                              Officer
---------------------------------------------------------------------------------------------------------------

Officers of the Funds:


---------------------------------------------------------------------------------------------------------------
Gifford R. Zimmerman Chief               1988       Managing Director (since 2002), Assistant          155
9/9/56               Administrative                 Secretary and Associate General Counsel,
333 W. Wacker Drive  Officer                        formerly, Vice President and Assistant
Chicago, IL 60606                                   General Counsel of Nuveen Investments, LLC;
                                                    Managing Director (since 2002), General
                                                    Counsel and Assistant Secretary, formerly,
                                                    Vice President of Nuveen Advisory Corp. and
                                                    Nuveen Institutional Advisory Corp./4/;
                                                    Managing Director (since 2002), Assistant
                                                    Secretary and Associate General Counsel,
                                                    formerly, Vice President (since 2000), of
                                                    Nuveen Asset Management, Managing Director
                                                    (since 2004) and Assistant Secretary (since
                                                    1994) of Nuveen Investments, Inc.; Assistant
                                                    Secretary of NWQ Investment Management
                                                    Company, LLC (since 2002); Vice President
                                                    and Assistant Secretary of Nuveen
                                                    Investments Advisers Inc. (since 2002);
                                                    Managing Director, Associate General Counsel
                                                    and Assistant Secretary of Rittenhouse Asset
                                                    Management, Inc. (since 2003); Chartered
                                                    Financial Analyst.


---------------------------------------------------------------------------------------------------------------
Julia L. Antonatos   Vice President      2004       Managing Director (since 2005), previously,        155
9/22/63                                             Vice President (since 2002), formerly,
333 W. Wacker Drive                                 Assistant Vice President (since 1999) of
Chicago, IL 60606                                   Nuveen Investments, LLC; Chartered Financial
                                                    Analyst.


---------------------------------------------------------------------------------------------------------------
Michael T. Atkinson  Vice President      2000       Vice President (since 2002), formerly,             155
2/3/66               and Assistant                  Assistant Vice President (since 2000) of
333 W. Wacker Drive  Secretary                      Nuveen Investments, LLC.
Chicago, IL 60606

----
30

                                                                                                     Number of
                                                                                                   Portfolios in
Name,                 Position(s)      Year First                                                  Fund Complex
Birthdate             Held with        Elected or    Principal Occupation(s)                        Overseen by
and Address           the Funds      Appointed /(3)/ During Past 5 Years                              Officer
----------------------------------------------------------------------------------------------------------------
Peter H. D'Arrigo     Vice President      1999       Vice President of Nuveen Investments, LLC          155
11/28/67              and Treasurer                  (since 1999): Vice President and Treasurer
333 W. Wacker Drive                                  of Nuveen Investments, Inc. (since 1999);
Chicago, IL 60606                                    Vice President and Treasurer of Nuveen
                                                     Advisory Corp. and Nuveen Institutional
                                                     Advisory Corp./4/ (since 1999); Vice
                                                     President and Treasurer of Nuveen Asset
                                                     Management (since 2002) and of Nuveen
                                                     Investments Advisers Inc.; Assistant
                                                     Treasurer of NWQ Investment Management
                                                     Company, LLC (since 2002); Vice President
                                                     and Treasurer of Nuveen Rittenhouse Asset
                                                     Management, Inc. (since 2003); Chartered
                                                     Financial Analyst.


----------------------------------------------------------------------------------------------------------------
Jessica R. Droeger    Vice President      1998       Vice President (since 2002) and Assistant          155
9/24/64               and Secretary                  General Counsel (since 1998); formerly,
333 W. Wacker Drive                                  Assistant Vice President (since 1998) of
Chicago, IL 60606                                    Nuveen Investments, LLC; Vice President
                                                     (since 2002) and Assistant Secretary (since
                                                     1998), formerly, Assistant Vice President of
                                                     Nuveen Advisory Corp. and Nuveen
                                                     Institutional Advisory Corp./4/; and (since
                                                     2005) Nuveen Asset Management.


----------------------------------------------------------------------------------------------------------------
Lorna C. Ferguson     Vice President      1998       Managing Director (since 2004) formerly,           155
10/24/45                                             Vice President of Nuveen Investments, LLC;
333 W. Wacker Drive                                  Managing Director (since 2004) formerly,
Chicago, IL 60606                                    Vice President (since 1998) of Nuveen
                                                     Advisory Corp. and Nuveen Institutional
                                                     Advisory Corp./4/; Managing Director (since
                                                     2005) of Nuveen Asset Management.


----------------------------------------------------------------------------------------------------------------
William M. Fitzgerald Vice President      1995       Managing Director (since 2002) of Nuveen           155
3/2/64                                               Investments, LLC; Managing Director (since
333 W. Wacker Drive                                  2001), formerly, Vice President (since 1995)
Chicago, IL 60606                                    of Nuveen Advisory Corp. and Nuveen
                                                     Institutional Advisory Corp./4/; Managing
                                                     Director (since 2001) of Nuveen Asset
                                                     Management; Vice President (since 2002) of
                                                     Nuveen Investment Advisers Inc.; Chartered
                                                     Financial Analyst.


----------------------------------------------------------------------------------------------------------------
Stephen D. Foy        Vice President      1998       Vice President (since 1993) and Funds              155
5/31/54               and Controller                 Controller (since 1998) of Nuveen
333 W. Wacker Drive                                  Investments, LLC; formerly, Vice President
Chicago, IL 60606                                    and Funds Controller (1998-2004) of Nuveen
                                                     Investments, Inc.; Certified Public
                                                     Accountant.


----------------------------------------------------------------------------------------------------------------
James D. Grassi       Vice President      2004       Vice President and Deputy Director of              155
4/13/56               and Chief                      Compliance (since 2004) of Nuveen
333 W. Wacker Drive   Compliance                     Investments, LLC, Nuveen Investments
Chicago, IL 60606     Officer                        Advisers Inc., Nuveen Asset Management and
                                                     Rittenhouse Asset Management, Inc.;
                                                     previously, Vice President and Deputy
                                                     Director of Compliance (2004) of Nuveen
                                                     Advisory Corp. and Nuveen Institutional
                                                     Advisory Corp.;/4/ formerly, Senior Attorney
                                                     (1994 to 2004), The Northern Trust Company.


----------------------------------------------------------------------------------------------------------------
David J. Lamb         Vice President      2000       Vice President (since 2000) of Nuveen              155
3/22/63                                              Investments, LLC; Certified Public
333 W. Wacker Drive                                  Accountant.
Chicago, IL 60606


----------------------------------------------------------------------------------------------------------------
Tina M. Lazar         Vice President      2002       Vice President (since 1999) of Nuveen              155
8/27/61                                              Investments, LLC.
333 W. Wacker Drive
Chicago, IL 60606

----
31

================================================================================

                                                                                                   Number of
                                                                                                 Portfolios in
Name,               Position(s)      Year First                                                  Fund Complex
Birthdate           Held with        Elected or    Principal Occupation(s)                        Overseen by
and Address         the Funds      Appointed /(3)/ During Past 5 Years                              Officer
--------------------------------------------------------------------------------------------------------------
Larry W. Martin     Vice President      1988       Vice President, Assistant Secretary and            155
7/27/51             and Assistant                  Assistant General Counsel of Nuveen
333 W. Wacker Drive Secretary                      Investments, LLC; Vice President and
Chicago, IL 60606                                  Assistant Secretary of Nuveen Advisory Corp.
                                                   and Nuveen Institutional Advisory Corp./4/
                                                   Vice President (since 2005) and Assistant
                                                   Secretary of Nuveen Investments, Inc. and of
                                                   Nuveen Asset Management; Vice President
                                                   (since 2000), Assistant Secretary and
                                                   Assistant General Counsel (since 1998) of
                                                   Rittenhouse Asset Management; Vice President
                                                   and Assistant Secretary of Nuveen
                                                   Investments Advisers Inc. (since 2002);
                                                   Assistant Secretary of NWQ Investment
                                                   Management Company, LLC (since 2002).

(1)Mr. Schwertfeger is an "interested person" of the Funds, as defined in the Investment Company Act of 1940, because he is an officer and trustee of the Adviser.
(2)Trustees serve an indefinite term until his/her successor is elected. The year first elected or appointed represents the year in which the Trustee was first elected or appointed to any fund in the Nuveen Complex.
(3)Officers serve one year terms through July of each year. The year first elected or appointed represents the year in which the Officer was first elected or appointed to any fund in the Nuveen Complex.
(4)Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp. were reorganized into Nuveen Asset Management, effective January 1, 2005.

----
32

--------------------------------------------------------------------------------
  Fund Information
================================================================================

  Fund Manager             Legal Counsel              Transfer Agent and
  Nuveen Asset Management* Chapman and Cutler LLP     Shareholder Services
  333 West Wacker Drive    Chicago, IL                Boston Financial
  Chicago, IL 60606                                   Data Services, Inc.
                           Independent Registered     Nuveen Investor Services
                           Public Accounting Firm     P.O. Box 8530
                           PricewaterhouseCoopers LLP Boston, MA 02266-8530
                           Chicago, IL                (800) 257-8787

                           Custodian
                           State Street Bank & Trust
                           Boston, MA

================================================================================

Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Average Effective Maturity: The average of all the maturities of the bonds in a Fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions. Average Duration: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's (or bond fund's) value to changes when market interest rates change. Generally, the longer a bond or Fund's duration, the more the price of the bond or Fund will change as interest rates change.

Dividend Yield (also known as Market Yield or Current Yield): An investment's current annualized dividend divided by its current offering price.

Net Asset Value (NAV): A Fund's NAV is the dollar value of one share in the Fund. It is calculated by subtracting the liabilities of the Fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.
SEC 30-Day Yield: A standardized measure of a Fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis at a specified assumed tax rate, the yield of a municipal bond investment.




*NAC and NIAC Merge into NAM--Effective Jan. 1, 2005, the asset management services and operations of Nuveen Advisory Corp. (NAC) and Nuveen Institutional Advisory Corp (NIAC) became part of Nuveen Asset Management (NAM). This internal consolidation is intended to simplify the delivery of services to the investment management clients of Nuveen investments. It does not affect the investment objectives or portfolio management of any Fund.
================================================================================

Quarterly Portfolio of Investments and Proxy Voting information: Each Fund's
(i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2004, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.

================================================================================

NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

----
33

[PHOTO]



                                                                     Learn more
                                                          about Nuveen Funds at
                                                              www.nuveen.com/mf



    Nuveen Investments:

    SERVING Investors

                        For GENERATIONS

    Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

    Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

    We offer many different investing solutions for our clients' different needs.
    Managing approximately $124 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

    Find out how we can help you reach your financial goals.
    To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at (800) 257-8787. Please read the information carefully before you invest.

..  Share prices

..  Fund details

..  Daily financial news

..  Investor education

[LOGO] Nuveen Investments

MAN-FL-0505D

--------------------------------------------------------------------------------

Nuveen Investments
Municipal Bond Funds
--------------------------------------------------------------------------------
                                               Annual Report dated May 31, 2005
                                             -----------------------------------

Dependable, tax-free income because it's not what you earn, it's what you keep.(R)

[PHOTO]




Nuveen Maryland Municipal Bond Fund
Nuveen Pennsylvania Municipal Bond Fund
Nuveen Virginia Municipal Bond Fund

[LOGO] Nuveen Investments

[PHOTO]



NOW YOU CAN RECEIVE YOUR
NUVEEN INVESTMENTS FUND REPORTS FASTER.

NO MORE WAITING.
SIGN UP TODAY TO RECEIVE NUVEEN INVESTMENTS FUND INFORMATION BY E-MAIL.
It only takes a minute to sign up for E-Reports. Once enrolled, you'll receive an e-mail as soon as your Nuveen Investments Fund information is ready -- no more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report, and save it on your computer if your wish.

[LOGO]

IT'S FAST, EASY & FREE:
www.investordelivery.com
if you get your Nuveen Investments Fund dividends and statements from your financial advisor or brokerage account.

(Be sure to have the address sheet that accompanied this report handy. You'll need it to complete the enrollment process.)
                                      OR
www.nuveen.com/accountaccess
if you get your Nuveen Investments Fund dividends and statements directly from Nuveen Investments.
[LOGO]

                                                  ------------------------------
  Must be preceded by or accompanied by a prospectus.
                            NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

[PHOTO]

Timothy R. Schwertfeger

Dear Shareholder,

Once again, I am pleased to report that over the most recent reporting period your Fund continued to provide you with attractive tax-free monthly income. For more specific information about the performance of your Fund, please see the Portfolio Manager's Comments and Fund Spotlight sections of this report.

With long-term interest rates still relatively low, many have begun to wonder whether interest rates will rise, and whether that possibility should cause them to adjust their holdings of fixed-income investments. No one knows what the future will bring, which is why we think a well-balanced portfolio that is structured and carefully monitored with the help of an investment professional is an important component in achieving your long-term financial goals. A well-diversified portfolio may actually help to reduce your overall investment risk, and we believe that municipal bond investments like your Nuveen Investments Fund can be important building blocks in a portfolio crafted to perform well through a variety of market conditions.

Some of you may have heard that in April, 2005, The St. Paul Travelers Companies, Inc., which owned 79% of Nuveen Investments, Inc. (the parent of your Fund's investment adviser) completed a public offering of a substantial portion of its equity stake in Nuveen. At the same time, St. Paul Travelers also entered into agreements to sell the balance of its shares in Nuveen to us or to others at a future date.

These transactions will have no impact on the investment objectives or management of your Fund. However, taken as a whole they are considered to be an "assignment" of your Fund's investment management agreement. This means that you and your fellow Fund shareholders have been asked to formally approve the continuation of your Fund's management contract with Nuveen. You should have already received proxy materials asking for such approval in recent weeks.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,
/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board

July 14, 2005



        "No one knows what the future will bring, which is why we think a well-balanced portfolio ... is an important
                     component in achieving your long-term
                               financial goals."


                             Annual Report  Page 1

  Portfolio Manager's Comments for the Nuveen Maryland,
  Pennsylvania and Virginia Municipal Bond Funds

  Portfolio manager Paul Brennan examines economic and market conditions, key investment strategies, and the performance of the Nuveen Maryland, Pennsylvania, and Virginia Municipal Bond Funds. Paul, who has 14 years of investment management experience, has managed the Maryland and Virginia Funds since 1999 and the Pennsylvania Fund since 2003.

--------------------------------------------------------------------------------


What factors had the greatest influence on the U.S. economy and the municipal market during the 12-month reporting period ended May 31, 2005?

The U.S. economy continued to see solid growth during the past 12 months. Gross domestic product, a measure of the goods and services produced in a nation, grew at an annualized rate of 3.3 percent during the second quarter of 2004,
4.0 percent during the year's third quarter, 3.8 percent in the fourth quarter, and 3.8 percent during the first quarter of 2005. The economy grew despite high energy prices, which fell in the final months of 2004 but rose sharply throughout most of the rest of the period. As another sign of the continued recovering economy, employment trended upward. Nearly 275,000 jobs were created in April 2005, although the following month's increase was a much smaller 78,000 jobs. On May 31, 2005, the unemployment rate was 5.1 percent, below the
5.6 percent rate of a year earlier.

With the economy's expansion came increased concerns about rising inflation. When the period began, it was becoming increasingly apparent that consumer prices, led by the cost of gasoline, were rising. Beginning in June 2004, the Federal Reserve, worried about inflation, started to raise short-term interest rates for the first time in more than four years. During the 12-month period, the Fed increased rates a total of eight times. By May 2005, the short-term federal funds rate stood at 3 percent, up from 1 percent at the start of the period. (After the end of the reporting period, the Fed raised the rate an additional 0.25 percent to 3.25 percent.)

Although inflation generally was rising, its rate of increase was seemingly in line with bond investors' expectations. Accordingly, investors correctly assumed that the Fed would continue its policy of "measured" interest rate hikes and would not need to raise rates more quickly. This confidence that inflation was manageable and that the Fed would proceed in a deliberate fashion supported long-term municipal bond prices, while their yields fell accordingly (a bond's yield and price move in opposite directions). By contrast, shorter-term municipal bond yields rose in line with the Fed's rate hikes. Lower-rated credits were among the best-performing securities in the municipal market during the period. Investors saw in these bonds opportunities to pick up additional income and were willing to take on additional credit risk to do so.

Throughout the period, supply of new municipal debt remained strong. Many issuers sought to take advantage of still-historically low interest rates to refinance outstanding obligations. During the first five months of 2005, for example, new municipal issuance totaled $164 billion, an increase of about 6 percent over new supply in the first five months of 2004.

How did the Funds perform during the 12 months ended May 31, 2005?

The table on the next page provides total return performance information for the three Funds discussed in this report for the one-year, five-year, and ten-year periods ended May 31, 2005. Each Fund's performance is compared with the national Lehman Brothers Municipal Bond Index, as well as with its Lipper peer fund category average. The factors determining the performance of each Fund are discussed later in the report.

--------------------------------------------------------------------------------
The views expressed reflect those of the portfolio manager and are subject to change at any time, based on market and other conditions.

                             Annual Report  Page 2

Class A Shares--
Average Annual Total Returns as of 5/31/05
--------------------------------------------------------------------------------

                                                1-Year 5-Year 10-Year
                                                ---------------------
           Nuveen Maryland Municipal
             Bond Fund
             A Shares at NAV                     8.21%  7.13%   5.34%
            A Shares at Offer                    3.71%  6.21%   4.89%
           Lipper Maryland Municipal Debt
             Funds Category Average/1/           6.11%  6.07%   5.11%
           Lehman Brothers Municipal
             Bond Index/2/                       7.96%  7.30%   6.22%
           ----------------------------------------------------------

           Nuveen Pennsylvania Municipal
             Bond Fund
             A Shares at NAV                     8.72%  7.40%   5.66%
            A Shares at Offer                    4.11%  6.49%   5.21%
           Lipper Pennsylvania Municipal Debt
             Funds Category Average/1/           7.15%  6.45%   5.21%
           Lehman Brothers Municipal
             Bond Index/2/                       7.96%  7.30%   6.22%
           ----------------------------------------------------------

           Nuveen Virginia Municipal Bond Fund
             A Shares at NAV                     9.02%  6.95%   5.70%
            A Shares at Offer                    4.40%  6.04%   5.25%
           Lipper Virginia Municipal Debt Funds
             Category Average/1/                 6.73%  6.28%   5.24%
           Lehman Brothers Municipal
             Bond Index/2/                       7.96%  7.30%   6.22%
           ----------------------------------------------------------

Returns quoted represent past performance, which is no guarantee of future results. Returns at NAV would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Class A shares have a 4.2% maximum sales charge. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance, visit www.nuveen.com or call (800) 257-8787.

Although we believe that comparing the performance of a state Fund with that of a national municipal index may offer some insights into how the Fund performed relative to the general municipal market, we also think that closely comparing the results of a state Fund with a national average is imperfect since most of the national index's results come from out-of-state bonds.

Each Fund seeks to pay dividends at a rate that reflects the past and projected performance of the Fund. To permit a Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If the Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income
(UNII) as part of the Fund's net asset value. Conversely, if the Fund has cumulatively paid out dividends more than it has earned, the excess will constitute a negative UNII that will likewise be reflected in the Fund's net asset value. Each Fund will, over time, pay all its net investment income, as dividends to shareholders.

As of May 31, 2005, the Nuveen Maryland, Pennsylvania, and Virginia Municipal Bond Funds had negative UNII for financial statement purposes and positive UNII balances for tax purposes.

What type of economic environment did the three states profiled in this report experience during the period?

Maryland's economy was boosted by increased federal defense spending, tourism, and ties to the vibrant Washington, D.C., region. The state's unemployment rate was just 4.2 percent in May 2005, nearly a percentage point below the national average. Maryland's revenue collections for the 2005 fiscal year were strong, and the state maintained a healthy reserve balance following two years of weakness resulting from the national recession. Maryland's 2005 fiscal year budget was


================================================================================

1For each Fund, the Lipper category average shown represents the average annualized total return for all reporting funds for the periods ended May 31, 2005. The Lipper categories contained 36, 31 and 23 funds in the Lipper Maryland Municipal Debt Funds Category, 61, 60 and 49 funds in the Lipper Pennsylvania Municipal Debt Funds Category and 35, 31 and 27 funds in the Lipper Virginia Municipal Debt Funds Category for the respective one-, five- and ten-year periods ended May 31, 2005. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in a Lipper Category.
2The Lehman Brothers Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

                             Annual Report  Page 3
balanced, and a surplus of more than $101 million is projected for the end of the fiscal year. For the first five months of 2005, Maryland's municipal issuance declined by 34 percent on a year-over-year basis. At period end, the state maintained the highest credit rating of Aaa and AAA from Moody's and Standard & Poor's, respectively.

Pennsylvania's economy is a mature one, led by education, healthcare, manufacturing and retail trade. The unemployment rate stood at 4.8 percent in May 2005, below the national average. Fiscal year 2004 General Fund operations for the Commonwealth were positive, as revenues exceeded estimates by 2.9 percent. Reflecting an improved economy and increased tax rates, 2004 fiscal year General Fund revenues were 8.4 percent ahead of 2003 fiscal year. Nearly all tax categories recorded higher than expected collections. The surplus allowed for a $190 million deposit into the Commonwealth's stabilization reserve. For the first five months of 2005, Pennsylvania's municipal issuance rose by 82 percent on a year-over-year basis. At period end, the Commonwealth maintained its credit ratings of Aa2 and AA from Moody's and Standard & Poor's, respectively.

Virginia's economy continued to grow and outperform the national economy, led by construction, professional and business services, and the federal government sector. Growth in these areas continued to offset continuing job losses in the manufacturing and telecommunications industries. Tax revenue collections in the Commonwealth were up by 13 percent through the first half of the 2005 fiscal year, with revenue growth accelerating as the period progressed. Virginia's unemployment rate of 3.6 percent in May 2005 was one of the nation's lowest. Municipal issuance in the Commonwealth was substantially higher during the first five months of 2005, rising by 74 percent over the previous year's issuance. At period end, the Commonwealth maintained the highest credit ratings of Aaa and AAA from Moody's and Standard & Poor's.

What strategies were used to manage the Funds during the period? How did these strategies influence performance?

The total returns of all three Funds significantly outperformed their Lipper peer group averages and also outpaced the national Lehman Brothers Municipal Bond Index. Strong results from the Funds' lower-rated holdings helped drive the outperformance. As investors looked for opportunities to pick up additional yield in a low-interest-rate environment, they were increasingly willing to buy higher-yielding, higher-risk bonds. In this environment, credit spreads, the extra income that investors receive for owning riskier credits, tightened throughout the period, eventually reaching narrow levels. All three portfolios were overweighted in lower-rated bonds, especially the Pennsylvania Fund, which began the period with a 23 percent weighting in BBB-rated securities. By period end, we had reduced that weighting to 13 percent. Among the Funds' lower-rated bonds, hospital and education issues were particularly strong performers.

In addition, both the Maryland and Pennsylvania Funds benefited from an emphasis on bonds with relatively long maturities, while the Virginia Fund was helped to a lesser extent because of its somewhat shorter duration. The Fed's series of short-term interest rate hikes led to a flattening yield curve, short-term yields rose, as expected, but long-term bonds defied expectations and fell. In general, the more the portfolios were allocated to longer bonds; the more their performance benefited.

Similarly, all of the Funds were hindered to varying degrees by their allocation to shorter-term bonds. All three Funds, for example, were exposed to pre-refunded bonds, meaning the bonds' repayment is guaranteed through the sale of newer bonds issued at lower rates, which generally mature and leave the portfolio more quickly. As expected, the pre-refunded holdings in the portfolios were hurt by rising short-term rates.

Another negative influence on the Funds was an allocation to housing bonds, with the Maryland


                             Annual Report  Page 4
portfolio having a particularly large allocation to the sector. Housing bonds tend to see limits to their price appreciation when market interest rates are low because of the expectation that the bonds will be called. Despite their recent underperformance, we continued to maintain a position in the housing sector for the higher income they can provide and diversification. A more positive influence came from tobacco bonds, which were held in both the Maryland and Virginia Funds. These bonds gained in value as investors perceived an improved litigation environment for the companies whose revenues back the bonds' interest payments.

All three Funds were managed using consistent strategies, although our ability to implement those strategies varied depending on the availability of suitable municipal securities within each state. Throughout the period, we reduced the portfolio's weighting in lower-rated bonds that had grown to occupy larger-than-desired portions of the portfolios. As those lower-rated securities rallied, we took advantage of narrowing credit spreads to increase the Funds' diversification, lock in recent gains, and reinvest the proceeds in parts of the market we believed offered our shareholders better future value.

When the period began, we were favoring bonds on the 10-year part of the yield curve because we anticipated that long-term municipal yields would rise along with the rest of the market. Eventually, however, as it became clear that long rates were falling, not rising, we increasingly favored longer bonds, particularly in the 20-year range, which we believed offered better value. Our ability to add these bonds varied by state and how comfortable we were with the structure of each portfolio. For example, our reinvestment activity was fairly high in the Pennsylvania Fund because of the need to reduce our concentrated positions in lower-rated bonds and because of a large number of suitable investment opportunities within the Commonwealth. By contrast, reinvestment activity in the Maryland Fund was more modest, as the portfolio was better structured and did not include as large an overweighting in lower-rated holdings.


                             Annual Report  Page 5

     Nuveen Maryland Municipal Bond Fund

     Growth of an Assumed $10,000 Investment

                                    [CHART]

                      Nuveen        Nuveen
                     Maryland      Maryland         Lehman
                     Municipal     Municipal        Brothers
                     Bond Fund     Bond Fund     Municipal Bond
                       (NAV)        (Offer)           Index
                       -----        -------           -----
        5/31/95       $10,000      $ 9,580          $10,000
        6/30/95         9,923        9,506            9,913
        7/31/95         9,993        9,574           10,007
        8/31/95        10,083        9,660           10,134
        9/30/95        10,134        9,708           10,198
       10/31/95        10,265        9,833           10,346
       11/30/95        10,415        9,978           10,518
       12/31/95        10,516       10,075           10,619
        1/31/96        10,567       10,123           10,699
        2/29/96        10,507       10,065           10,627
        3/31/96        10,385        9,949           10,491
        4/30/96        10,375        9,940           10,461
        5/31/96        10,377        9,941           10,457
        6/30/96        10,449       10,010           10,571
        7/31/96        10,542       10,099           10,667
        8/31/96        10,542       10,099           10,665
        9/30/96        10,668       10,220           10,814
       10/31/96        10,763       10,311           10,937
       11/30/96        10,921       10,462           11,137
       12/31/96        10,890       10,433           11,184
        1/31/97        10,890       10,433           11,205
        2/28/97        10,976       10,515           11,308
        3/31/97        10,882       10,425           11,157
        4/30/97        10,937       10,478           11,251
        5/31/97        11,067       10,603           11,420
        6/30/97        11,155       10,686           11,542
        7/31/97        11,406       10,927           11,862
        8/31/97        11,332       10,856           11,750
        9/30/97        11,443       10,962           11,890
       10/31/97        11,510       11,027           11,966
       11/30/97        11,567       11,081           12,037
       12/31/97        11,712       11,221           12,213
        1/31/98        11,824       11,327           12,338
        2/28/98        11,824       11,327           12,342
        3/31/98        11,846       11,349           12,353
        4/30/98        11,791       11,295           12,298
        5/31/98        11,948       11,447           12,492
        6/30/98        11,994       11,490           12,541
        7/31/98        12,005       11,500           12,572
        8/31/98        12,175       11,664           12,767
        9/30/98        12,313       11,796           12,926
       10/31/98        12,302       11,785           12,926
       11/30/98        12,359       11,840           12,972
       12/31/98        12,371       11,851           13,004
        1/31/99        12,487       11,962           13,159
        2/28/99        12,429       11,907           13,101
        3/31/99        12,429       11,907           13,119
        4/30/99        12,453       11,930           13,152
        5/31/99        12,383       11,863           13,076
        6/30/99        12,206       11,694           12,888
        7/31/99        12,218       11,705           12,934
        8/31/99        12,028       11,523           12,830
        9/30/99        11,957       11,455           12,836
       10/31/99        11,752       11,259           12,697
       11/30/99        11,850       11,352           12,832
       12/31/99        11,741       11,248           12,735
        1/31/00        11,632       11,143           12,681
        2/29/00        11,803       11,307           12,828
        3/31/00        12,061       11,555           13,109
        4/30/00        12,023       11,518           13,031
        5/31/00        11,923       11,422           12,964
        6/30/00        12,210       11,697           13,307
        7/31/00        12,334       11,816           13,492
        8/31/00        12,510       11,985           13,700
        9/30/00        12,459       11,936           13,629
       10/31/00        12,572       12,044           13,777
       11/30/00        12,686       12,153           13,882
       12/31/00        12,996       12,450           14,225
        1/31/01        13,072       12,523           14,366
        2/28/01        13,162       12,609           14,411
        3/31/01        13,265       12,708           14,541
        4/30/01        13,108       12,558           14,384
        5/31/01        13,278       12,720           14,539
      6/30/2001        13,383       12,821           14,637
      7/31/2001        13,553       12,984           14,854
      8/31/2001        13,791       13,212           15,099
      9/30/2001        13,698       13,123           15,047
     10/31/2001        13,844       13,263           15,226
     11/30/2001        13,737       13,161           15,098
     12/31/2001        13,630       13,058           14,955
      1/31/2002        13,805       13,225           15,214
      2/28/2002        13,983       13,396           15,398
      3/31/2002        13,741       13,164           15,096
      4/30/2002        13,961       13,374           15,390
      5/31/2002        14,058       13,468           15,484
      6/30/2002        14,225       13,628           15,648
      7/31/2002        14,407       13,801           15,849
      8/31/2002        14,574       13,962           16,039
      9/30/2002        14,938       14,310           16,391
     10/31/2002        14,619       14,005           16,119
     11/30/2002        14,577       13,965           16,052
     12/31/2002        14,915       14,288           16,391
      1/31/2003        14,802       14,180           16,349
      2/28/2003        15,057       14,424           16,578
      3/31/2003        15,042       14,410           16,588
      4/30/2003        15,199       14,561           16,698
      5/31/2003        15,569       14,915           17,088
      6/30/2003        15,465       14,816           17,016
      7/31/2003        14,856       14,232           16,420
      8/31/2003        14,984       14,355           16,543
      9/30/2003        15,431       14,783           17,029
     10/31/2003        15,356       14,711           16,943
     11/30/2003        15,558       14,904           17,120
     12/31/2003        15,704       15,044           17,262
      1/31/2004        15,760       15,098           17,361
      2/29/2004        16,066       15,391           17,622
      3/31/2004        15,987       15,316           17,561
      4/30/2004        15,596       14,941           17,145
      5/31/2004        15,546       14,893           17,083
      6/30/2004        15,616       14,960           17,145
      7/31/2004        15,807       15,143           17,370
      8/31/2004        16,148       15,470           17,718
      9/30/2004        16,234       15,552           17,813
     10/31/2004        16,380       15,692           17,966
     11/30/2004        16,221       15,540           17,818
     12/31/2004        16,450       15,759           18,035
      1/31/2005        16,598       15,901           18,204
      2/28/2005        16,530       15,835           18,143
      3/31/2005        16,399       15,710           18,029
      4/30/2005        16,688       15,987           18,313
      5/31/2005        16,821       16,115           18,443


================================================================================


     Nuveen Pennsylvania Municipal Bond Fund

     Growth of an Assumed $10,000 Investment

                                    [CHART]

                        Nuveen          Nuveen
                     Pennsylvania    Pennsylvania       Lehman
                      Municipal       Municipal       Brothers
                      Bond Fund       Bond Fund      Municipal
                        (NAV)          (Offer)       Bond Index
                        -----          -------       ----------
        5/31/95       $10,000         $ 9,580         $10,000
        6/30/95         9,902           9,486           9,913
        7/31/95         9,972           9,553          10,007
        8/31/95        10,093           9,669          10,134
        9/30/95        10,113           9,688          10,198
       10/31/95        10,265           9,834          10,346
       11/30/95        10,475          10,035          10,518
       12/31/95        10,596          10,151          10,619
        1/31/96        10,667          10,219          10,699
        2/29/96        10,561          10,118          10,627
        3/31/96        10,387           9,951          10,491
        4/30/96        10,333           9,899          10,461
        5/31/96        10,383           9,947          10,457
        6/30/96        10,495          10,054          10,571
        7/31/96        10,597          10,152          10,667
        8/31/96        10,586          10,141          10,665
        9/30/96        10,762          10,310          10,814
       10/31/96        10,876          10,419          10,937
       11/30/96        11,031          10,568          11,137
       12/31/96        10,996          10,534          11,184
        1/31/97        11,006          10,543          11,205
        2/28/97        11,110          10,644          11,308
        3/31/97        10,988          10,527          11,157
        4/30/97        11,083          10,617          11,251
        5/31/97        11,253          10,781          11,420
        6/30/97        11,382          10,903          11,542
        7/31/97        11,698          11,207          11,862
        8/31/97        11,605          11,118          11,750
        9/30/97        11,735          11,243          11,890
       10/31/97        11,821          11,325          11,966
       11/30/97        11,907          11,407          12,037
       12/31/97        12,097          11,589          12,213
        1/31/98        12,218          11,705          12,338
        2/28/98        12,225          11,712          12,342
        3/31/98        12,256          11,741          12,353
        4/30/98        12,194          11,682          12,298
        5/31/98        12,387          11,867          12,492
        6/30/98        12,453          11,930          12,541
        7/31/98        12,412          11,890          12,572
        8/31/98        12,593          12,064          12,767
        9/30/98        12,739          12,204          12,926
       10/31/98        12,698          12,165          12,926
       11/30/98        12,740          12,205          12,972
       12/31/98        12,757          12,221          13,004
        1/31/99        12,845          12,305          13,159
        2/28/99        12,800          12,262          13,101
        3/31/99        12,828          12,289          13,119
        4/30/99        12,880          12,339          13,152
        5/31/99        12,811          12,273          13,076
        6/30/99        12,619          12,089          12,888
        7/31/99        12,622          12,092          12,934
        8/31/99        12,414          11,893          12,830
        9/30/99        12,342          11,824          12,836
       10/31/99        12,132          11,623          12,697
       11/30/99        12,210          11,697          12,832
       12/31/99        12,055          11,549          12,735
        1/31/00        11,893          11,393          12,681
        2/29/00        12,048          11,542          12,828
        3/31/00        12,344          11,826          13,109
        4/30/00        12,283          11,767          13,031
        5/31/00        12,144          11,633          12,964
        6/30/00        12,431          11,909          13,307
        7/31/00        12,680          12,148          13,492
        8/31/00        12,931          12,388          13,700
        9/30/00        12,881          12,340          13,629
       10/31/00        13,002          12,456          13,777
       11/30/00        13,072          12,523          13,882
       12/31/00        13,356          12,795          14,225
        1/31/01        13,453          12,888          14,366
        2/28/01        13,551          12,981          14,411
        3/31/01        13,676          13,101          14,541
        4/30/01        13,531          12,963          14,384
        5/31/01        13,699          13,123          14,539
      6/30/2001        13,853          13,272          14,637
      7/31/2001        14,091          13,499          14,854
      8/31/2001        14,302          13,701          15,099
      9/30/2001        14,279          13,679          15,047
     10/31/2001        14,353          13,750          15,226
     11/30/2001        14,330          13,728          15,098
     12/31/2001        14,211          13,614          14,955
      1/31/2002        14,384          13,780          15,214
      2/28/2002        14,544          13,934          15,398
      3/31/2002        14,309          13,708          15,096
      4/30/2002        14,513          13,903          15,390
      5/31/2002        14,575          13,963          15,484
      6/30/2002        14,723          14,105          15,648
      7/31/2002        14,858          14,234          15,849
      8/31/2002        14,961          14,333          16,039
      9/30/2002        15,240          14,600          16,391
     10/31/2002        15,023          14,392          16,119
     11/30/2002        14,978          14,349          16,052
     12/31/2002        15,272          14,630          16,391
      1/31/2003        15,212          14,573          16,349
      2/28/2003        15,433          14,785          16,578
      3/31/2003        15,433          14,785          16,588
      4/30/2003        15,596          14,941          16,698
      5/31/2003        15,938          15,269          17,088
      6/30/2003        15,846          15,180          17,016
      7/31/2003        15,315          14,672          16,420
      8/31/2003        15,434          14,786          16,543
      9/30/2003        15,812          15,148          17,029
     10/31/2003        15,779          15,117          16,943
     11/30/2003        15,944          15,275          17,120
     12/31/2003        16,048          15,374          17,262
      1/31/2004        16,121          15,444          17,361
      2/29/2004        16,412          15,722          17,622
      3/31/2004        16,346          15,659          17,561
      4/30/2004        15,983          15,312          17,145
      5/31/2004        15,963          15,293          17,083
      6/30/2004        16,023          15,350          17,145
      7/31/2004        16,192          15,512          17,370
      8/31/2004        16,489          15,796          17,718
      9/30/2004        16,565          15,869          17,813
     10/31/2004        16,783          16,078          17,966
     11/30/2004        16,667          15,967          17,818
     12/31/2004        16,921          16,210          18,035
      1/31/2005        17,078          16,361          18,204
      2/28/2005        17,025          16,310          18,143
      3/31/2005        16,923          16,212          18,029
      4/30/2005        17,180          16,459          18,313
      5/31/2005        17,355          16,627          18,443



The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes, that a shareholder may pay on Fund distributions or the redemption of shares.

The index comparisons show the change in value of a $10,000 investment in the Class A shares of the Nuveen Funds compared with the Lehman Brothers Municipal Bond Index. Returns would be different for the other share classes. The Lehman Brothers Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds. The index does not reflect any initial or ongoing expenses. You cannot invest directly in an index. The Nuveen Funds' returns include reinvestment of all dividends and distributions, and the Funds' returns at the offer price depicted in the charts reflect the initial maximum sales charge applicable to A shares (4.20%) and all ongoing Fund expenses. The performance data quoted represents past performance, which is not indicative of future results. Current performance may be lower or higher than the performance shown.


                             Annual Report  Page 6

     Nuveen Virginia Municipal Bond Fund

     Growth of an Assumed $10,000 Investment

                                    [CHART]

                 Nuveen        Nuveen
                Virginia      Virginia      Lehman
               Municipal     Municipal     Brothers
               Bond Fund     Bond Fund    Municipal
                 (NAV)        (Offer)     Bond Index
                 -----        -------     ----------
     5/31/95    $10,000      $ 9,580       $10,000
     6/30/95      9,894        9,478         9,913
     7/31/95      9,960        9,542        10,007
     8/31/95     10,056        9,634        10,134
     9/30/95     10,112        9,688        10,198
    10/31/95     10,276        9,844        10,346
    11/30/95     10,468       10,029        10,518
    12/31/95     10,574       10,130        10,619
     1/31/96     10,622       10,175        10,699
     2/29/96     10,567       10,124        10,627
     3/31/96     10,398        9,962        10,491
     4/30/96     10,345        9,911        10,461
     5/31/96     10,403        9,966        10,457
     6/30/96     10,500       10,059        10,571
     7/31/96     10,599       10,153        10,667
     8/31/96     10,596       10,151        10,665
     9/30/96     10,766       10,314        10,814
    10/31/96     10,866       10,410        10,937
    11/30/96     11,027       10,564        11,137
    12/31/96     10,995       10,533        11,184
     1/31/97     11,016       10,553        11,205
     2/28/97     11,107       10,641        11,308
     3/31/97     10,991       10,529        11,157
     4/30/97     11,103       10,636        11,251
     5/31/97     11,258       10,785        11,420
     6/30/97     11,361       10,884        11,542
     7/31/97     11,666       11,176        11,862
     8/31/97     11,589       11,103        11,750
     9/30/97     11,704       11,212        11,890
    10/31/97     11,798       11,302        11,966
    11/30/97     11,871       11,372        12,037
    12/31/97     12,031       11,526        12,213
     1/31/98     12,147       11,636        12,338
     2/28/98     12,153       11,642        12,342
     3/31/98     12,181       11,669        12,353
     4/30/98     12,121       11,612        12,298
     5/31/98     12,305       11,788        12,492
     6/30/98     12,368       11,848        12,541
     7/31/98     12,396       11,876        12,572
     8/31/98     12,559       12,031        12,767
     9/30/98     12,699       12,166        12,926
    10/31/98     12,683       12,150        12,926
    11/30/98     12,745       12,210        12,972
    12/31/98     12,762       12,226        13,004
     1/31/99     12,857       12,317        13,159
     2/28/99     12,826       12,288        13,101
     3/31/99     12,830       12,291        13,119
     4/30/99     12,869       12,328        13,152
     5/31/99     12,792       12,254        13,076
     6/30/99     12,632       12,101        12,888
     7/31/99     12,635       12,105        12,934
     8/31/99     12,498       11,973        12,830
     9/30/99     12,455       11,932        12,836
    10/31/99     12,257       11,742        12,697
    11/30/99     12,357       11,838        12,832
    12/31/99     12,226       11,712        12,735
     1/31/00     12,145       11,635        12,681
     2/29/00     12,332       11,814        12,828
     3/31/00     12,592       12,063        13,109
     4/30/00     12,536       12,009        13,031
     5/31/00     12,443       11,920        12,964
     6/30/00     12,743       12,208        13,307
     7/31/00     12,921       12,379        13,492
     8/31/00     13,113       12,562        13,700
     9/30/00     13,055       12,507        13,629
    10/31/00     13,160       12,608        13,777
    11/30/00     13,228       12,673        13,882
    12/31/00     13,551       12,982        14,225
     1/31/01     13,620       13,048        14,366
     2/28/01     13,714       13,138        14,411
     3/31/01     13,834       13,253        14,541
     4/30/01     13,685       13,110        14,384
     5/31/01     13,845       13,263        14,539
   6/30/2001     13,941       13,355        14,637
   7/31/2001     14,115       13,522        14,854
   8/31/2001     14,316       13,715        15,099
   9/30/2001     14,203       13,607        15,047
  10/31/2001     14,340       13,738        15,226
  11/30/2001     14,253       13,654        15,098
  12/31/2001     14,126       13,532        14,955
   1/31/2002     14,277       13,678        15,214
   2/28/2002     14,431       13,825        15,398
   3/31/2002     14,210       13,613        15,096
   4/30/2002     14,405       13,800        15,390
   5/31/2002     14,493       13,885        15,484
   6/30/2002     14,623       14,009        15,648
   7/31/2002     14,793       14,172        15,849
   8/31/2002     14,924       14,297        16,039
   9/30/2002     15,220       14,581        16,391
  10/31/2002     14,895       14,269        16,119
  11/30/2002     14,846       14,223        16,052
  12/31/2002     15,183       14,545        16,391
   1/31/2003     15,035       14,404        16,349
   2/28/2003     15,294       14,651        16,578
   3/31/2003     15,284       14,642        16,588
   4/30/2003     15,474       14,824        16,698
   5/31/2003     15,835       15,170        17,088
   6/30/2003     15,769       15,106        17,016
   7/31/2003     15,213       14,574        16,420
   8/31/2003     15,348       14,703        16,543
   9/30/2003     15,773       15,111        17,029
  10/31/2003     15,764       15,102        16,943
  11/30/2003     15,957       15,287        17,120
  12/31/2003     16,105       15,429        17,262
   1/31/2004     16,212       15,531        17,361
   2/29/2004     16,496       15,803        17,622
   3/31/2004     16,410       15,720        17,561
   4/30/2004     16,025       15,352        17,145
   5/31/2004     15,968       15,297        17,083
   6/30/2004     16,046       15,372        17,145
   7/31/2004     16,261       15,578        17,370
   8/31/2004     16,582       15,885        17,718
   9/30/2004     16,704       16,003        17,813
  10/31/2004     16,843       16,136        17,966
  11/30/2004     16,706       16,005        17,818
  12/31/2004     16,937       16,226        18,035
   1/31/2005     17,125       16,406        18,204
   2/28/2005     17,075       16,358        18,143
   3/31/2005     16,932       16,221        18,029
   4/30/2005     17,257       16,532        18,313
   5/31/2005     17,407       16,676        18,443



The graph does not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes, that a shareholder may pay on Fund distributions or the redemption of shares.

The index comparisons show the change in value of a $10,000 investment in the Class A shares of the Nuveen Fund compared with the Lehman Brothers Municipal Bond Index. Returns would be different for the other share classes. The Lehman Brothers Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds. The index does not reflect any initial or ongoing expenses. You cannot invest directly in an index. The Nuveen Fund's returns include reinvestment of all dividends and distributions, and the Fund's returns at the offer price depicted in the chart reflects the initial maximum sales charge applicable to A shares (4.20%) and all ongoing Fund expenses. The performance data quoted represents past performance, which is not indicative of future results. Current performance may be lower or higher than the performance shown.


                             Annual Report  Page 7

  Fund Spotlight as of 5/31/05               Nuveen Maryland Municipal Bond Fund

================================================================================

      Quick Facts
                                       A Shares B Shares C Shares R Shares
      --------------------------------------------------------------------
      NAV                                $10.75   $10.76   $10.74   $10.77
      --------------------------------------------------------------------
      Latest Monthly Dividend/1/        $0.0360  $0.0295  $0.0315  $0.0380
      --------------------------------------------------------------------
      Latest Capital Gain and Ordinary
       Income Distribution/2/           $0.0128  $0.0128  $0.0128  $0.0128
      --------------------------------------------------------------------
      Inception Date                    9/07/94  3/06/97  9/16/94  2/28/92
      --------------------------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A, C and R share returns are actual. Class B share returns are actual for the period since class inception; returns prior to class inception are Class R share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

                 Average Annual Total Returns as of 5/31/05
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 1-Year                           8.21%  3.71%
                 ---------------------------------------------
                 5-Year                           7.13%  6.21%
                 ---------------------------------------------
                 10-Year                          5.34%  4.89%
                 ---------------------------------------------
                 B Shares                      w/o CDSC w/CDSC
                 ---------------------------------------------
                 1-Year                           7.31%  3.31%
                 ---------------------------------------------
                 5-Year                           6.33%  6.17%
                 ---------------------------------------------
                 10-Year                          4.74%  4.74%
                 ---------------------------------------------
                 C Shares                           NAV
                 ---------------------------------------------
                 1-Year                           7.67%
                 ---------------------------------------------
                 5-Year                           6.53%
                 ---------------------------------------------
                 10-Year                          4.75%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 1-Year                           8.33%
                 ---------------------------------------------
                 5-Year                           7.32%
                 ---------------------------------------------
                 10-Year                          5.57%
                 ---------------------------------------------
                 Tax-Free Yields
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 Dividend Yield/3/                4.02%  3.85%
                 ---------------------------------------------
                 SEC 30-Day Yield/4/              3.33%  3.19%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/4,5/    4.86%  4.66%
                 ---------------------------------------------
                 B Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                3.29%
                 ---------------------------------------------
                 SEC 30-Day Yield                 2.58%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      3.77%
                 ---------------------------------------------
                 C Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                3.52%
                 ---------------------------------------------
                 SEC 30-Day Yield                 2.78%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      4.06%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                4.23%
                 ---------------------------------------------
                 SEC 30-Day Yield                 3.53%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      5.15%
                 ---------------------------------------------

                            Average Annual Total Returns as of 6/30/05
                            A Shares            NAV        Offer
                            ------------------------------------------
                            1-Year            8.29%        3.78%
                            ------------------------------------------
                            5-Year            6.73%        5.81%
                            ------------------------------------------
                            10-Year           5.48%        5.03%
                            ------------------------------------------
                            B Shares       w/o CDSC       w/CDSC
                            ------------------------------------------
                            1-Year            7.49%        3.49%
                            ------------------------------------------
                            5-Year            5.94%        5.78%
                            ------------------------------------------
                            10-Year           4.88%        4.88%
                            ------------------------------------------
                            C Shares            NAV
                            ------------------------------------------
                            1-Year            7.75%
                            ------------------------------------------
                            5-Year            6.16%
                            ------------------------------------------
                            10-Year           4.88%
                            ------------------------------------------
                            R Shares            NAV
                            ------------------------------------------
                            1-Year            8.51%
                            ------------------------------------------
                            5-Year            6.95%
                            ------------------------------------------
                            10-Year           5.69%
                            ------------------------------------------

           Portfolio Statistics
           Net Assets ($000)                                $114,358
           ---------------------------------------------------------
           Average Effective Maturity on Securities (Years)    15.47
           ---------------------------------------------------------
           Average Duration                                     5.47
           ---------------------------------------------------------

--------------------------------------------------------------------------------
1Paid June 1, 2005. This is the latest monthly tax-exempt dividend declared during the period ended May 31, 2005.
2Paid December 3, 2004. Capital gains and/or ordinary income are subject to federal taxation.
3Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund's portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
4The SEC 30-Day Yield and Taxable Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund's policy permitting waiver of the A Share load in certain specified circumstances.
5The taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield on the Nuveen Investments Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 31.5%.

                             Annual Report  Page 8

  Fund Spotlight as of 5/31/05               Nuveen Maryland Municipal Bond Fund

================================================================================


Bond Credit Quality/1/

         [CHART]

AAA/U.S. Guaranteed      42.4%
AA                       30.9%
A                         9.3%
BBB                      12.1%
BB or Lower               2.0%
NR                        3.3%

Sectors/1/

                    Tax Obligation/General            21.0%
                    ---------------------------------------
                    Tax Obligation/Limited            19.5%
                    ---------------------------------------
                    Healthcare                        14.9%
                    ---------------------------------------
                    Education and Civic Organizations 13.7%
                    ---------------------------------------
                    U.S. Guaranteed                   12.4%
                    ---------------------------------------
                    Housing/Multifamily                6.9%
                    ---------------------------------------
                    Other                             11.6%
                    ---------------------------------------

1As a percentage of total holdings as of May 31, 2005. Holdings are subject to change.

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                  Hypothetical Performance
                                             Actual Performance            (5% annualized return before expenses)
                                   --------------------------------------- ---------------------------------------

                                    A Shares  B Shares  C Shares  R Shares  A Shares  B Shares  C Shares  R Shares
------------------------------------------------------------------------------------------------------------------
Beginning Account Value (12/01/04) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
------------------------------------------------------------------------------------------------------------------
Ending Account Value (5/31/05)     $1,037.10 $1,032.30 $1,034.50 $1,038.10 $1,020.54 $1,016.85 $1,017.80 $1,021.49
------------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period    $    4.47 $    8.21 $    7.25 $    3.51 $    4.43 $    8.15 $    7.19 $    3.48
------------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized net expense ratio of .88%, 1.62%, 1.43% and .69% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                             Annual Report  Page 9

  Fund Spotlight as of 5/31/05           Nuveen Pennsylvania Municipal Bond Fund

================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $10.58   $10.58   $10.55   $10.56
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0375  $0.0310  $0.0330  $0.0395
         --------------------------------------------------------------
         Inception Date             10/29/86  2/03/97  2/02/94  2/03/97
         --------------------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A and C share returns are actual. Class B and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Class B) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

                 Average Annual Total Returns as of 5/31/05
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 1-Year                           8.72%  4.11%
                 ---------------------------------------------
                 5-Year                           7.40%  6.49%
                 ---------------------------------------------
                 10-Year                          5.66%  5.21%
                 ---------------------------------------------
                 B Shares                      w/o CDSC w/CDSC
                 ---------------------------------------------
                 1-Year                           7.94%  3.94%
                 ---------------------------------------------
                 5-Year                           6.60%  6.44%
                 ---------------------------------------------
                 10-Year                          5.09%  5.09%
                 ---------------------------------------------
                 C Shares                           NAV
                 ---------------------------------------------
                 1-Year                           8.19%
                 ---------------------------------------------
                 5-Year                           6.81%
                 ---------------------------------------------
                 10-Year                          5.08%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 1-Year                           8.99%
                 ---------------------------------------------
                 5-Year                           7.60%
                 ---------------------------------------------
                 10-Year                          5.84%
                 ---------------------------------------------
                 Tax-Free Yields
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 Dividend Yield/2/                4.25%  4.08%
                 ---------------------------------------------
                 SEC 30-Day Yield/3/              3.33%  3.19%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/3,4/    4.76%  4.56%
                 ---------------------------------------------
                 B Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/2/                3.52%
                 ---------------------------------------------
                 SEC 30-Day Yield                 2.60%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/4/      3.71%
                 ---------------------------------------------
                 C Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/2/                3.75%
                 ---------------------------------------------
                 SEC 30-Day Yield                 2.78%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/4/      3.97%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/2/                4.49%
                 ---------------------------------------------
                 SEC 30-Day Yield                 3.53%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/4/      5.04%
                 ---------------------------------------------

                            Average Annual Total Returns as of 6/30/05
                            A Shares            NAV        Offer
                            ------------------------------------------
                            1-Year            9.01%        4.39%
                            ------------------------------------------
                            5-Year            7.04%        6.12%
                            ------------------------------------------
                            10-Year           5.84%        5.38%
                            ------------------------------------------
                            B Shares       w/o CDSC       w/CDSC
                            ------------------------------------------
                            1-Year            8.22%        4.22%
                            ------------------------------------------
                            5-Year            6.23%        6.08%
                            ------------------------------------------
                            10-Year           5.26%        5.26%
                            ------------------------------------------
                            C Shares            NAV
                            ------------------------------------------
                            1-Year            8.48%
                            ------------------------------------------
                            5-Year            6.45%
                            ------------------------------------------
                            10-Year           5.27%
                            ------------------------------------------
                            R Shares            NAV
                            ------------------------------------------
                            1-Year            9.18%
                            ------------------------------------------
                            5-Year            7.24%
                            ------------------------------------------
                            10-Year           6.00%
                            ------------------------------------------

           Portfolio Statistics
           Net Assets ($000)                                $163,166
           ---------------------------------------------------------
           Average Effective Maturity on Securities (Years)    16.28
           ---------------------------------------------------------
           Average Duration                                     5.38
           ---------------------------------------------------------

--------------------------------------------------------------------------------
1Paid June 1, 2005. This is the latest monthly tax-exempt dividend declared during the period ended May 31, 2005.
2Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund's portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
3The SEC 30-Day Yield and Taxable Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund's policy permitting waiver of the A Share load in certain specified circumstances.
4The taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield on the Nuveen Investments Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 30%.

                            Annual Report  Page 10

  Fund Spotlight as of 5/31/05           Nuveen Pennsylvania Municipal Bond Fund

================================================================================


Bond Credit Quality/1/

                                    [CHART]

AAA/U.S. Guaranteed      68.6%
AA                       11.2%
A                         1.1%
BBB                      13.5%
BB or Lower               0.9%
NR                        4.7%

Sectors/1/

                    Education and Civic Organizations 22.2%
                    ---------------------------------------
                    U.S. Guaranteed                   13.9%
                    ---------------------------------------
                    Tax Obligation/General            12.6%
                    ---------------------------------------
                    Transportation                    11.4%
                    ---------------------------------------
                    Tax Obligation/Limited             8.6%
                    ---------------------------------------
                    Healthcare                         7.3%
                    ---------------------------------------
                    Water and Sewer                    7.2%
                    ---------------------------------------
                    Utilities                          7.0%
                    ---------------------------------------
                    Other                              9.8%
                    ---------------------------------------

1As a percentage of total holdings as of May 31, 2005. Holdings are subject to change.

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                  Hypothetical Performance
                                             Actual Performance            (5% annualized return before expenses)
                                   --------------------------------------- ---------------------------------------

                                    A Shares  B Shares  C Shares  R Shares  A Shares  B Shares  C Shares  R Shares
------------------------------------------------------------------------------------------------------------------
Beginning Account Value (12/01/04) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
------------------------------------------------------------------------------------------------------------------
Ending Account Value (5/31/05)     $1,041.30 $1,037.40 $1,037.70 $1,042.60 $1,020.54 $1,016.85 $1,017.85 $1,021.54
------------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period    $    4.48 $    8.23 $    7.21 $    3.46 $    4.43 $    8.15 $    7.14 $    3.43
------------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized net expense ratio of .88%, 1.62%, 1.42% and .68% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                            Annual Report  Page 11

  Fund Spotlight as of 5/31/05               Nuveen Virginia Municipal Bond Fund

================================================================================

      Quick Facts
                                       A Shares B Shares C Shares R Shares
      --------------------------------------------------------------------
      NAV                                $11.05   $11.02   $11.03   $11.02
      --------------------------------------------------------------------
      Latest Monthly Dividend/1/        $0.0360  $0.0295  $0.0310  $0.0380
      --------------------------------------------------------------------
      Latest Capital Gain and Ordinary
       Income Distribution/2/           $0.0288  $0.0288  $0.0288  $0.0288
      --------------------------------------------------------------------
      Inception Date                    3/27/86  2/03/97 10/04/93  2/03/97
      --------------------------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A and C share returns are actual. Class B and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Class B) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

                 Average Annual Total Returns as of 5/31/05
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 1-Year                           9.02%  4.40%
                 ---------------------------------------------
                 5-Year                           6.95%  6.04%
                 ---------------------------------------------
                 10-Year                          5.70%  5.25%
                 ---------------------------------------------
                 B Shares                      w/o CDSC w/CDSC
                 ---------------------------------------------
                 1-Year                           8.26%  4.26%
                 ---------------------------------------------
                 5-Year                           6.13%  5.97%
                 ---------------------------------------------
                 10-Year                          5.10%  5.10%
                 ---------------------------------------------
                 C Shares                           NAV
                 ---------------------------------------------
                 1-Year                           8.44%
                 ---------------------------------------------
                 5-Year                           6.34%
                 ---------------------------------------------
                 10-Year                          5.11%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 1-Year                           9.28%
                 ---------------------------------------------
                 5-Year                           7.14%
                 ---------------------------------------------
                 10-Year                          5.87%
                 ---------------------------------------------
                 Tax-Free Yields
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 Dividend Yield/3/                3.91%  3.75%
                 ---------------------------------------------
                 SEC 30-Day Yield/4/              3.33%  3.19%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/4,5/    4.90%  4.69%
                 ---------------------------------------------
                 B Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                3.21%
                 ---------------------------------------------
                 SEC 30-Day Yield                 2.58%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      3.79%
                 ---------------------------------------------
                 C Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                3.37%
                 ---------------------------------------------
                 SEC 30-Day Yield                 2.78%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      4.09%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                4.14%
                 ---------------------------------------------
                 SEC 30-Day Yield                 3.53%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      5.19%
                 ---------------------------------------------

                            Average Annual Total Returns as of 6/30/05
                            A Shares            NAV        Offer
                            ------------------------------------------
                            1-Year            9.23%        4.61%
                            ------------------------------------------
                            5-Year            6.58%        5.68%
                            ------------------------------------------
                            10-Year           5.89%        5.43%
                            ------------------------------------------
                            B Shares       w/o CDSC       w/CDSC
                            ------------------------------------------
                            1-Year            8.48%        4.48%
                            ------------------------------------------
                            5-Year            5.79%        5.63%
                            ------------------------------------------
                            10-Year           5.29%        5.29%
                            ------------------------------------------
                            C Shares            NAV
                            ------------------------------------------
                            1-Year            8.65%
                            ------------------------------------------
                            5-Year            6.00%
                            ------------------------------------------
                            10-Year           5.30%
                            ------------------------------------------
                            R Shares            NAV
                            ------------------------------------------
                            1-Year            9.49%
                            ------------------------------------------
                            5-Year            6.79%
                            ------------------------------------------
                            10-Year           6.06%
                            ------------------------------------------

           Portfolio Statistics
           Net Assets ($000)                                $262,028
           ---------------------------------------------------------
           Average Effective Maturity on Securities (Years)    15.57
           ---------------------------------------------------------
           Average Duration                                     5.61
           ---------------------------------------------------------

--------------------------------------------------------------------------------
1Paid June 1, 2005. This is the latest monthly tax-exempt dividend declared during the period ended May 31, 2005.
2Paid December 3, 2004. Capital gains and/or ordinary income are subject to federal taxation.
3Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund's portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
4The SEC 30-Day Yield and Taxable Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund's policy permitting waiver of the A Share load in certain specified circumstances.
5The taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield on the Nuveen Investments Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 32%.

                            Annual Report  Page 12

  Fund Spotlight as of 5/31/05               Nuveen Virginia Municipal Bond Fund

================================================================================


Bond Credit Quality/1/

                                    [CHART]


AAA/U.S. Guaranteed      52.9%
AA                       24.0%
A                         8.7%
BBB                       7.1%
BB or Lower               4.4%
NR                        2.9%

Sectors/1/

                    Tax Obligation/Limited            22.3%
                    ---------------------------------------
                    Tax Obligation/General            11.9%
                    ---------------------------------------
                    Transportation                     9.4%
                    ---------------------------------------
                    U.S. Guaranteed                    9.3%
                    ---------------------------------------
                    Water and Sewer                    8.8%
                    ---------------------------------------
                    Education and Civic Organizations  8.5%
                    ---------------------------------------
                    Healthcare                         8.2%
                    ---------------------------------------
                    Utilities                          6.9%
                    ---------------------------------------
                    Housing/Multifamily                5.0%
                    ---------------------------------------
                    Other                              9.7%
                    ---------------------------------------

1As a percentage of total holdings as of May 31, 2005. Holdings are subject to change.

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                  Hypothetical Performance
                                             Actual Performance            (5% annualized return before expenses)
                                   --------------------------------------- ---------------------------------------

                                    A Shares  B Shares  C Shares  R Shares  A Shares  B Shares  C Shares  R Shares
------------------------------------------------------------------------------------------------------------------
Beginning Account Value (12/01/04) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
------------------------------------------------------------------------------------------------------------------
Ending Account Value (5/31/05)     $1,042.00 $1,038.40 $1,039.20 $1,043.20 $1,020.69 $1,017.00 $1,018.00 $1,021.69
------------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period    $    4.33 $    8.08 $    7.07 $    3.31 $    4.28 $    8.00 $    6.99 $    3.28
------------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized net expense ratio of .85%, 1.59%, 1.39% and .65% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                            Annual Report  Page 13

Portfolio of Investments
NUVEEN MARYLAND MUNICIPAL BOND FUND
May 31, 2005

   Principal                                                               Optional Call                 Market
Amount (000) Description                                                     Provisions* Ratings**        Value
---------------------------------------------------------------------------------------------------------------
             Consumer Staples - 1.4%

    $  1,575 Puerto Rico, The Children's Trust Fund, Tobacco Settlement   5/12 at 100.00       BBB $  1,593,806
              Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33
---------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 13.5%

             Frederick County, Maryland, Educational Facilities Revenue
             Bonds, Mount St. Mary's College, Series 2001A:
         100  5.750%, 9/01/25                                             3/10 at 101.00       BBB      105,808
         100  5.800%, 9/01/30                                             3/10 at 101.00       BBB      105,993

         645 Hartford County, Maryland, Economic Development Revenue      4/14 at 100.00        A+      686,822
              Bonds, Battelle Memorial Institute, Series 2004, 5.250%,
              4/01/34

             Maryland Economic Development Corporation, Student Housing
             Revenue Bonds, Collegiate Housing Foundation - College
             Park, Series 1999A:
       1,250  5.750%, 6/01/19                                             6/09 at 102.00      Baa2    1,319,763
         250  5.750%, 6/01/24                                             6/09 at 102.00      Baa2      261,263

         600 Maryland Economic Development Corporation, Student Housing   7/11 at 101.00         A      652,536
              Revenue Bonds, Sheppard Pratt University Village, Series
              2001, 5.875%, 7/01/21 - ACA Insured

             Maryland Economic Development Corporation, Utility
             Infrastructure Revenue Bonds, University of Maryland -
             College Park Project, Series 2001:
       1,000  5.375%, 7/01/15 - AMBAC Insured                             7/11 at 100.00       AAA    1,105,660
         740  5.375%, 7/01/16 - AMBAC Insured                             7/11 at 100.00       AAA      818,188

         500 Maryland Health and Higher Educational Facilities            7/08 at 102.00      BBB-      523,785
              Authority, Educational Facilities Leasehold Mortgage
              Revenue Bonds, McLean School, Series 2001, 6.000%, 7/01/31

             Maryland Health and Higher Educational Facilities
             Authority, Revenue Bonds, Bullis School, Series 2000:
         250  5.250%, 7/01/25 - FSA Insured                               1/11 at 101.00       AAA      269,838
         500  5.250%, 7/01/30 - FSA Insured                               1/11 at 101.00       AAA      535,120

             Maryland Health and Higher Educational Facilities
             Authority, Mortgage Revenue Bonds, Green Acres School,
             Series 1998:
         665  5.300%, 7/01/18                                             7/06 at 102.00      BBB-      681,439
       1,000  5.300%, 7/01/28                                             7/06 at 102.00      BBB-    1,011,270

       1,000 Maryland Health and Higher Educational Facilities            7/08 at 102.00        AA    1,065,350
              Authority, Revenue Refunding Bonds, Johns Hopkins
              University, Series 1998, 5.125%, 7/01/20

         625 Maryland Health and Higher Educational Facilities            6/11 at 100.00      Baa1      660,406
              Authority, Revenue Bonds, Maryland Institute College of
              Art, Series 2001, 5.500%, 6/01/32

         625 Maryland Health and Higher Educational Facilities            7/14 at 100.00        A-      652,938
              Authority, Revenue Bonds, Goucher College, Series 2004,
              5.125%, 7/01/34

       1,500 Morgan State University, Maryland, Student Tuition and Fee     No Opt. Call       AAA    1,862,055
              Revenue Refunding Bonds, Academic Fees and Auxiliary
              Facilities, Series 1993, 6.100%, 7/01/20 - MBIA Insured

         550 Morgan State University, Maryland, Student Tuition and Fee   7/13 at 100.00       AAA      599,946
              Revenue Bonds, Academic Fees and Auxiliary Facilities,
              Series 2003A, 5.000%, 7/01/20 - FGIC Insured

             University of Maryland, Auxiliary Facility and Tuition
             Revenue Bonds, Series 2003A:
       1,000  5.000%, 4/01/15                                             4/13 at 100.00        AA    1,096,920
         500  5.000%, 4/01/19                                             4/13 at 100.00        AA      543,475

         750 University of Puerto Rico, University System Revenue Bonds,  6/10 at 100.00       AAA      838,275
              Series 2000O, 5.750%, 6/01/19 - MBIA Insured
---------------------------------------------------------------------------------------------------------------
             Healthcare - 14.6%

         625 Maryland Health and Higher Educational Facilities              No Opt. Call       AAA      836,337
              Authority, Revenue Bonds, University of Maryland Medical
              System, Series 1991B, 7.000%, 7/01/22 - FGIC Insured

       2,000 Maryland Health and Higher Educational Facilities            6/09 at 101.00        A+    2,138,840
              Authority, Revenue Bonds, Kaiser Permanente System, Series
              1998A, 5.375%, 7/01/15

         750 Maryland Health and Higher Educational Facilities            7/10 at 101.00        A3      846,615
              Authority, Revenue Bonds, University of Maryland Medical
              System, Series 2000, 6.750%, 7/01/30

----
14

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Healthcare (continued)

    $    750 Maryland Health and Higher Educational Facilities             7/11 at 100.00        A+ $    770,175
              Authority, Revenue Bonds, Greater Baltimore Medical
              Center, Series 2001, 5.000%, 7/01/34

         500 Maryland Health and Higher Educational Facilities             7/12 at 100.00         A      553,820
              Authority, Revenue Bonds, University of Maryland Medical
              System, Series 2002, 6.000%, 7/01/22

       1,500 Maryland Health and Higher Educational Facilities             7/12 at 100.00      Baa1    1,596,420
              Authority, Revenue Bonds, Carroll County General Hospital,
              Series 2002, 5.800%, 7/01/32

         800 Maryland Health and Higher Educational Facilities             7/12 at 100.00      Baa1      829,712
              Authority, Revenue Bonds, Frederick Memorial Hospital,
              Series 2002, 5.125%, 7/01/35

         800 Maryland Health and Higher Educational Facilities             7/12 at 100.00        A3      856,792
              Authority, Revenue Bonds, Union Hospital of Cecil County,
              Series 2002, 5.625%, 7/01/32

       1,785 Maryland Health and Higher Educational Facilities             7/13 at 100.00      Baa2    1,866,003
              Authority, Revenue Bonds, Kennedy Krieger Institute,
              Series 2003, 5.500%, 7/01/33

         500 Maryland Health and Higher Educational Facilities             7/13 at 100.00       AAA      539,855
              Authority, Revenue Bonds, University of Maryland Medical
              System, Series 2004B, 5.000%, 7/01/24 - AMBAC Insured

         850 Maryland Health and Higher Educational Facilities             8/14 at 100.00      Baa1      898,272
              Authority, Revenue Bonds, MedStar Health, Series 2004,
              5.375%, 8/15/24

         525 Maryland Health and Higher Educational Facilities             7/14 at 100.00         A      548,468
              Authority, Revenue Bonds, LifeBridge Health System, Series
              2004A, 5.125%, 7/01/34

         775 Maryland Health and Higher Educational Facilities             7/14 at 100.00        A2      825,034
              Authority, Revenue Bonds, Calvert Memorial Hospital,
              Series 2004, 5.500%, 7/01/36

         765 Maryland Health and Higher Educational Facilities             7/14 at 100.00        AA      797,115
              Authority, Revenue Bonds, Civista Medical Center, Series
              2005, 5.000%, 7/01/37 - RAAI Insured

       2,000 Prince George's County, Maryland, Revenue Refunding and       7/05 at 101.00        B3    1,817,920
              Project Bonds, Dimensions Health Corporation, Series 1994,
              5.375%, 7/01/14

       1,000 Puerto Rico Industrial, Tourist, Educational, Medical and     7/05 at 102.00       AAA    1,022,680
              Environmental Control Facilities Financing Authority,
              Hospital Revenue Bonds, Auxilio Mutuo Hospital, Series
              1995A, 6.250%, 7/01/16 - MBIA Insured
----------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 6.8%

         750 Baltimore County, Maryland, GNMA Collateralized Revenue      10/08 at 102.00       AAA      770,468
              Refunding Bonds, Cross Creek Apartments Project, Series
              1998A, 5.250%, 10/20/33

         500 Maryland Community Development Administration, Housing        1/09 at 101.00       Aa2      512,570
              Revenue Bonds, Series 1999A, 5.350%, 7/01/41 (Alternative
              Minimum Tax)

       1,000 Maryland Community Development Administration, Housing        1/10 at 100.00       Aa2    1,056,240
              Revenue Bonds, Series 1999B, 6.250%, 7/01/32 (Alternative
              Minimum Tax)

       1,000 Maryland Community Development Administration, Multifamily   10/08 at 101.50       Aaa    1,027,620
              Development Revenue Bonds, Auburn Manor, Series 1998A,
              5.300%, 10/01/28 (Alternative Minimum Tax)

       1,000 Montgomery County Housing Opportunities Commission,           7/05 at 102.00       Aa2    1,021,120
              Maryland, GNMA/FHA-Insured Multifamily Housing Revenue
              Bonds, Series 1995A, 6.000%, 7/01/20

       1,420 Montgomery County Housing Opportunities Commission,           7/08 at 101.00       Aaa    1,455,443
              Maryland, FNMA/FHA-Insured Multifamily Housing Development
              Bonds, Series 1998A, 5.250%, 7/01/29 (Alternative Minimum
              Tax)

         835 Prince George's County Housing Authority, Maryland, GNMA     11/05 at 100.00       AAA      835,685
              Collateralized Mortgage Revenue Refunding Bonds, Foxglenn
              Apartments, Series 1998A, 5.450%, 11/20/14 (Alternative
              Minimum Tax)

       1,000 Prince George's County Housing Authority, Maryland, GNMA      9/09 at 102.00       AAA    1,061,720
              Collateralized Mortgage Revenue Bonds, University Landing
              Apartments, Series 1999, 6.100%, 3/20/41 (Alternative
              Minimum Tax)
----------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 2.0%

         830 Maryland Community Development Administration, Residential    9/10 at 100.00       Aa2      851,248
              Revenue Bonds, Series 2000H, 5.800%, 9/01/32 (Alternative
              Minimum Tax)

       1,315 Prince George's County Housing Authority, Maryland,           8/07 at 102.00        AA    1,368,336
              FHLMC/FNMA/GNMA Collateralized Single Family Mortgage
              Revenue Bonds, Series 1997A, 5.750%, 8/01/26 (Alternative
              Minimum Tax)

----
15

Portfolio of Investments
NUVEEN MARYLAND MUNICIPAL BOND FUND (continued)
May 31, 2005

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Housing/Single Family (continued)

    $     15 Prince George's County Housing Authority, Maryland,           8/10 at 100.00       AAA $     15,736
              FHLMC/FNMA/GNMA Collateralized Single Family Mortgage
              Revenue Bonds, Series 2000A, 6.150%, 8/01/19 (Alternative
              Minimum Tax)
----------------------------------------------------------------------------------------------------------------
             Industrials - 0.4%

         500 Northeast Maryland Waste Disposal Authority, Resource         1/09 at 101.00       BBB      511,340
              Recovery Revenue Bonds, Baltimore RESCO Retrofit Project,
              Series 1998, 4.750%, 1/01/12 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------
             Long-Term Care - 2.3%

             Carroll County, Maryland, Revenue Refunding Bonds, EMA
             Obligated Group, Series 1999A:
         500  5.500%, 1/01/19 - RAAI Insured                               1/09 at 101.00        AA      533,010
         500  5.625%, 1/01/25 - RAAI Insured                               1/09 at 101.00        AA      535,955

       1,565 Maryland Economic Development Corporation, Health and         4/11 at 102.00       N/R    1,594,704
              Mental Hygiene Providers Revenue Bonds, Series 1996A,
              7.625%, 4/01/21
----------------------------------------------------------------------------------------------------------------
             Materials - 1.4%

       1,500 Baltimore, Maryland, Port Facilities Revenue Bonds,          10/05 at 100.00       AA-    1,606,260
              Consolidation Coal Sales Company Project, Series 1984B,
              6.500%, 10/01/11
----------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 20.7%

       3,000 Anne Arundel County, Maryland, General Obligation Bonds,        No Opt. Call       AA+    3,342,180
              Series 2003, 5.000%, 3/01/13

       1,000 Baltimore County, Maryland, Metropolitan District General     6/11 at 101.00       AAA    1,067,940
              Obligation Bonds, 67th Issue, 5.000%, 6/01/25

         750 Baltimore, Maryland, General Obligation Bonds, Consolidated  10/14 at 100.00       AAA      817,598
              Public Improvement, Series 2004A, 5.000%, 10/15/22 - AMBAC
              Insured

       1,000 Charles County, Maryland, Consolidated General Obligation       No Opt. Call        AA    1,108,380
              Public Improvement Bonds, Series 2005, 5.000%, 3/01/12

             Frederick County, Maryland, General Obligation Public
              Facilities Bonds, Series 2002:
       1,250  5.000%, 11/01/20                                            11/12 at 101.00        AA    1,366,600
       1,250  5.000%, 11/01/21                                            11/12 at 101.00        AA    1,366,600

         500 Frederick County, Maryland, Special Obligation Bonds,         7/10 at 102.00        AA      550,835
              Villages of Lake Linganore Community Development
              Authority, Series 2001A, 5.600%, 7/01/20 - RAAI Insured

       1,525 Howard County, Maryland, Consolidated Public Improvement      2/14 at 100.00       AAA    1,673,108
              Bonds, Series 2004B, 5.000%, 8/15/18

       3,000 Maryland, General Obligation Bonds, State and Local             No Opt. Call       Aaa    4,490,130
              Facilities Loan, RITES PA-816-R, Series 2001,
              9.131%, 3/01/15 (IF)

       1,000 Montgomery County, Maryland, General Obligation Refunding    10/11 at 101.00       AAA    1,122,670
              Bonds, Consolidated Public Improvement, Series 2001,
              5.250%, 10/01/13

       1,330 Montgomery County, Maryland, General Obligation Refunding       No Opt. Call       AAA    1,492,566
              Bonds, Consolidated Public Improvement, Series 2002A,
              5.250%, 11/01/11

         500 Montgomery County, Maryland, General Obligation Bonds,          No Opt. Call       AAA      558,415
              Consolidated Public Improvement, Series 2004A, 5.000%,
              4/01/13

         300 Northern Mariana Islands, General Obligation Bonds, Series    6/10 at 100.00         A      321,126
              2000A, 6.000%, 6/01/20 - ACA Insured

             Prince George's County, Maryland, General Obligation
             Consolidated Public Improvement Bonds, Series 2003A:
       1,000  5.000%, 10/01/17                                            10/13 at 100.00        AA    1,093,190
       2,000  5.000%, 10/01/18                                            10/13 at 100.00        AA    2,186,380

       1,000 Prince George's County, Maryland, General Obligation            No Opt. Call        AA    1,108,160
              Consolidated Public Improvement Bonds, Series 2004C,
              5.000%, 12/01/11
----------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 19.2%

         610 Anne Arundel County, Maryland, Tax Increment Financing          No Opt. Call       N/R      616,314
              Revenue Bonds, Parole Town Center Project, Series 2002,
              5.000%, 7/01/12

       1,075 Baltimore, Maryland, Certificates of Participation,          10/07 at 102.00       AAA    1,137,210
              Emergency Telecommunications Facilities, Series 1997A,
              5.000%, 10/01/17 - AMBAC Insured

----
16

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

    $  1,000 Baltimore, Maryland, Convention Center Revenue Refunding      9/08 at 102.00       AAA $  1,070,720
              Bonds, Series 1998, 5.000%, 9/01/19 - MBIA Insured

       1,000 Baltimore Board of School Commissioners, Maryland, Revenue    5/13 at 100.00       AA+    1,089,200
              Bonds, City Public School System, Series 2003A, 5.000%,
              5/01/17

         450 Hyattsville, Maryland, Special Obligation Bonds, University   7/14 at 102.00       N/R      462,038
              Town Center Project, Series 2004, 5.750%, 7/01/34

       1,110 Maryland Community Development Administration,                6/10 at 101.00       Aaa    1,237,672
              Infrastructure Financing Bonds, Series 2000A, 5.875%,
              6/01/30 - MBIA Insured

       1,750 Maryland Department of Transportation, County                   No Opt. Call        AA    2,038,050
              Transportation Revenue Bonds, Series 2002, 5.500%, 2/01/16

       1,000 Maryland Department of Transportation, Consolidated             No Opt. Call        AA    1,114,470
              Transportation Revenue Bonds, Series 2004, 5.000%, 5/01/13

         935 Maryland Economic Development Corporation, Lease Revenue      6/12 at 100.50       AA+    1,043,909
              Bonds, Department of Transportation Headquarters Building,
              Series 2002, 5.375%, 6/01/19

             Maryland Economic Development Corporation, Lease Revenue
             Bonds, Montgomery County Town Square Parking Garage, Series
             2002A:
         430  5.000%, 9/15/13                                              9/12 at 100.00       AA+      474,737
         650  5.000%, 9/15/16                                              9/12 at 100.00       AA+      711,997

         830 Maryland Department of Transportation, Certificates of       10/10 at 101.00       AA+      902,824
              Participation, Mass Transit Administration Project, Series
              2000, 5.500%, 10/15/18 (Alternative Minimum Tax)

       1,760 Maryland Stadium Authority, Lease Revenue Bonds, Convention   6/05 at 102.00       AAA    1,799,547
              Center Expansion, Series 1994, 5.875%, 12/15/12 - AMBAC
              Insured

       1,540 Maryland Stadium Authority, Lease Revenue Bonds, Montgomery   6/13 at 100.00       AA+    1,669,514
              County Conference Center Facilities, Series 2003, 5.000%,
              6/15/22

       1,470 Montgomery County, Maryland, Lease Revenue Bonds, Metrorail   6/12 at 100.00        AA    1,562,669
              Garage, Series 2002, 5.000%, 6/01/21

         500 Montgomery County, Maryland, Special Obligation Bonds, West   7/12 at 101.00        AA      542,075
              Germantown Development District, Senior Series 2002A,
              5.375%, 7/01/20 - RAAI Insured

         500 New Baltimore City Board of School Commissioners, Maryland,  11/10 at 100.00       AA+      547,895
              School System Revenue Bonds, Series 2000, 5.125%, 11/01/15

       1,000 Prince George's County, Maryland, Lease Revenue Bonds,        6/13 at 100.00       AAA    1,102,940
              Upper Marlboro Justice Center, Series 2003A, 5.000%,
              6/30/14 - MBIA Insured

       1,000 Puerto Rico Municipal Finance Agency, Series 2002A, 5.250%,   8/12 at 100.00       AAA    1,099,380
              8/01/21 - FSA Insured

       1,500 Virgin Islands Public Finance Authority, Gross Receipts      10/10 at 101.00       BBB    1,709,925
              Taxes Loan Note, Series 1999A, 6.500%, 10/01/24
----------------------------------------------------------------------------------------------------------------
             Transportation - 1.6%
             Maryland Health and Higher Educational Facilities
             Authority, Parking Facilities Revenue Bonds, Johns Hopkins
             Medical Institution, Series 2004B:
         150  5.000%, 7/01/13 - AMBAC Insured                                No Opt. Call       AAA      166,331
         175  5.000%, 7/01/14 - AMBAC Insured                                No Opt. Call       AAA      194,910

         500 Puerto Rico Ports Authority, Special Facilities Revenue       6/06 at 102.00       CCC      388,080
              Bonds, American Airlines Inc., Series 1996A,
              6.250%, 6/01/26 (Alternative Minimum Tax)

       1,000 District of Columbia Metropolitan Area Transit Authority,       No Opt. Call       AAA    1,105,750
              Gross Revenue Bonds, Series 2003, 5.000%, 1/01/12 - MBIA
              Insured
----------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed *** - 12.3%
       1,500 Anne Arundel County, Maryland, Special Obligation Bonds,      7/09 at 102.00       AAA    1,758,990
              Arundel Mills Project, Series 1999, 7.100%, 7/01/29
              (Pre-refunded to 7/01/09)

       1,250 Baltimore County, Maryland, Consolidated General Obligation   8/12 at 100.00       AAA    1,388,125
              Public Improvement Bonds, Series 2002, 5.000%, 8/01/18
              (Pre-refunded to 8/01/12)

         795 Baltimore, Maryland, Revenue Refunding Bonds, Water           7/08 at 101.00       AAA      867,576
              Projects, Series 1998A, 5.000%, 7/01/28 - FGIC Insured

----
17

Portfolio of Investments
NUVEEN MARYLAND MUNICIPAL BOND FUND (continued)
May 31, 2005

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed *** (continued)

    $    250 Baltimore, Maryland, Project and Revenue Refunding Bonds,     7/10 at 100.00       AAA $    284,163
              Water Projects, Series 2000A, 6.000%, 7/01/19
              (Pre-refunded to 7/01/10) - FSA Insured

             Puerto Rico, The Children's Trust Fund, Tobacco Settlement
              Asset-Backed Bonds, Series 2000:
         775  5.750%, 7/01/20 (Pre-refunded to 7/01/10)                    7/10 at 100.00       AAA      822,957
         250  6.000%, 7/01/26 (Pre-refunded to 7/01/10)                    7/10 at 100.00       AAA      282,905

       2,165 Gaithersburg, Maryland, Nursing Home Revenue Refunding          No Opt. Call       AAA    2,492,694
              Bonds, Shady Grove Adventist Nursing and Rehabilitation
              Center, Series 1992, 6.500%, 9/01/12 - FSA Insured

       1,000 Howard County, Maryland, Consolidated Public Improvement      2/12 at 100.00       AAA    1,120,860
              Refunding Bonds, Series 2002A, 5.250%, 8/15/18
              (Pre-refunded to 2/15/12)

       1,100 Howard County, Maryland, Consolidated Public Improvement      8/12 at 100.00       AAA    1,221,979
              Refunding Bonds, Series 2003A, 5.000%, 8/15/14
              (Pre-refunded to 8/15/12)

       1,030 Maryland Transportation Authority, Revenue Refunding Bonds,     No Opt. Call       AAA    1,214,071
              Transportation Facilities Projects, First Series 1978,
              6.800%, 7/01/16

             Puerto Rico Infrastructure Financing Authority, Special
              Obligation Bonds, Series 2000A:
         750  5.500%, 10/01/20                                            10/10 at 101.00       AAA      835,763
       1,175  5.500%, 10/01/40                                            10/10 at 101.00       AAA    1,288,634

         400 Washington Suburban Sanitary District, Montgomery and         6/08 at 102.00       AAA      431,572
              Prince George's Counties, Maryland, Water Supply Bonds,
              Series 1998, 5.000%, 6/01/15 (Pre-refunded to 6/01/08)
----------------------------------------------------------------------------------------------------------------
             Utilities - 2.2%

       1,000 Maryland Energy Financing Administration, Revenue Bonds,      9/05 at 102.00       N/R    1,022,090
              AES Warrior Run Project, Series 1995, 7.400%, 9/01/19
              (Alternative Minimum Tax)

       1,510 Prince George's County, Maryland, Pollution Control Revenue     No Opt. Call        A-    1,550,160
              Refunding Bonds, Potomac Electric Power Company, Series
              1993, 6.375%, 1/15/23
----------------------------------------------------------------------------------------------------------------
             Water and Sewer - 0.1%

         100 Maryland Energy Financing Administration, Solid Waste        12/06 at 102.00        A-      105,065
              Disposal Revenue Bonds, Baltimore Wheelabrator Water
              Projects LLC, Series 1996, 6.450%, 12/01/16 (Alternative
              Minimum Tax)
----------------------------------------------------------------------------------------------------------------
    $103,270 Total Long-Term Investments (cost $106,646,593) - 98.5%                                 112,633,808
----------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 1.5%                                                      1,724,326
             --------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $114,358,134
             --------------------------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating.
           ***Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.
           N/RInvestment is not rated.
          (IF)Inverse floating rate security.

                                See accompanying notes to financial statements.

----
18

Portfolio of Investments
NUVEEN PENNSYLVANIA MUNICIPAL BOND FUND
May 31, 2005

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 22.3%

    $  4,000 Allegheny County Higher Education Building Authority,           No Opt. Call       AA- $  4,020,080
              Pennsylvania, Revenue Bonds, Carnegie Mellon University,
              Series 2002, 5.450%, 3/01/27

       1,000 Allegheny County Higher Education Building Authority,         2/06 at 102.00      Baa3    1,038,060
              Pennsylvania, College Revenue Bonds, Robert Morris
              College, Series 1996A, 6.250%, 2/15/26

       1,190 Allegheny County Higher Education Building Authority,           No Opt. Call      Baa3    1,305,775
              Pennsylvania, College Revenue Refunding Bonds, Robert
              Morris College, Series 1998A, 5.500%, 5/01/15

             Chester County Health and Education Facilities Authority,
             Pennsylvania, College Revenue Bonds, Immaculata College,
             Series 1998:
       1,300  5.600%, 10/15/18                                            10/08 at 102.00      BBB-    1,359,735
         550  5.625%, 10/15/27                                            10/08 at 102.00      BBB-      564,553

       1,815 Delaware County Authority, Pennsylvania, College Revenue     10/08 at 100.00      BBB-    1,842,479
              Refunding Bonds, Neumann College, Series 1998A, 5.375%,
              10/01/26

       1,000 Delaware County Authority, Pennsylvania, Revenue Refunding    8/13 at 100.00       AAA    1,104,630
              Bonds, Villanova University, Series 2003, 5.250%, 8/01/20
              - FGIC Insured

       1,645 Delaware County Authority, Pennsylvania, Revenue Bonds,       8/15 at 100.00       AAA    1,767,701
              Villanova University, Series 2005, 5.000%, 8/01/24 - MBIA
              Insured

       6,000 Delaware County Authority, Pennsylvania, Student Housing      7/10 at 102.00       N/R    6,612,660
              Revenue Bonds, Collegiate Housing Foundation - Eastern
              College, Series 2000A, 8.250%, 7/01/29

       2,000 Indiana County Industrial Development Authority,             11/14 at 100.00       AAA    2,143,420
              Pennsylvania, Revenue Bonds, Student Cooperative
              Association Inc./Indiana University of Pennsylvania -
              Student Union Project, Series 2004, 5.000%, 11/01/24 -
              AMBAC Insured

       2,500 Montgomery County Industrial Development Authority,           8/15 at 100.00       Aaa    2,684,875
              Pennsylvania, Revenue Bonds, Hill School, Series 2005,
              5.000%, 8/15/26 (WI, settling 6/16/05) - MBIA Insured

       2,150 Pennsylvania Higher Educational Facilities Authority,         4/08 at 102.00      BBB-    2,273,604
              Revenue Bonds, Geneva College, Series 1998, 5.375%, 4/01/15

       1,250 Pennsylvania Higher Educational Facilities Authority,         5/15 at 100.00       AAA    1,274,225
              Revenue Bonds, University of Pennsylvania Sciences, Series
              2005A, 4.750%, 11/01/33 - XLCA Insured

       7,000 Pennsylvania State University, General Obligation Refunding     No Opt. Call        AA    7,887,040
              Bonds, Series 2002, 5.250%, 8/15/13

         500 Union County, Higher Education Facilities Financing           4/13 at 100.00       Aa3      551,190
              Authority, Pennsylvania, Revenue Bonds, Bucknell
              University, Series 2002A, 5.250%, 4/01/22
----------------------------------------------------------------------------------------------------------------
             Healthcare - 7.4%

         470 Allegheny County Hospital Development Authority,              4/15 at 100.00      Baa2      481,534
              Pennsylvania, Revenue Bonds, Ohio Valley General Hospital,
              Series 2005A, 5.125%, 4/01/35

       2,500 Chester County Health and Educational Facilities Authority,   5/08 at 101.00       AA-    2,618,975
              Pennsylvania, Health System Revenue Bonds, Jefferson
              Health System, Series 1997B, 5.375%, 5/15/27

       1,585 Jeannette Health Services Authority, Pennsylvania, Hospital  11/06 at 102.00       BB-    1,549,258
              Revenue Bonds, Jeannette District Memorial Hospital,
              Series 1996A, 6.000%, 11/01/18

         750 Lehigh County General Purpose Authority, Pennsylvania,       11/14 at 100.00         A      799,612
              Revenue Bonds, Good Shepherd Group, Series 2004A, 5.500%,
              11/01/24

         900 Lehigh County General Purpose Authority, Pennsylvania,        8/13 at 100.00       BBB      934,686
              Hospital Revenue Bonds, St. Luke's Hospital of Bethlehem,
              Series 2003, 5.375%, 8/15/33

         945 Pennsylvania Higher Educational Facilities Authority,         8/15 at 100.00       AAA    1,043,082
              Revenue Bonds, University of Pennsylvania Health Services,
              Series 2005B, 5.000%, 8/15/16 - FGIC Insured

       2,500 Philadelphia Hospitals and Higher Education Facilities        7/07 at 102.00       BBB    2,606,225
              Authority, Pennsylvania, Hospital Revenue Refunding Bonds,
              Jeanes Hospital, Series 1997, 5.875%, 7/01/17

             Pottsville Hospital Authority, Pennsylvania, Hospital
             Revenue Bonds, Pottsville Hospital and Warne Clinic, Series
             1998:
       1,265  5.250%, 7/01/10                                                No Opt. Call      BBB-    1,274,753
         500  5.625%, 7/01/24                                              7/08 at 100.00      BBB-      484,905

----
19

Portfolio of Investments
NUVEEN PENNSYLVANIA MUNICIPAL BOND FUND (continued)
May 31, 2005

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Healthcare (continued)

    $    260 St. Mary Hospital Authority, Pennsylvania, Health System     11/14 at 100.00         A $    274,651
              Revenue Bonds, Catholic Health East, Series 2004B, 5.375%,
              11/15/34
----------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 1.7%

         500 Bucks County Redevelopment Authority, Pennsylvania,           8/05 at 100.00       AAA      502,425
              FHA-Insured Section 8 Assisted Mortgage Revenue Refunding
              Bonds, Warminster Heights Project, Series 1992A, 6.875%,
              8/01/23

       1,360 Delaware County Industrial Development Authority,               No Opt. Call       AAA    1,422,818
              Pennsylvania, Multifamily Housing Revenue Bonds, Darby
              Townhouses Project, Series 2002A, 4.850%, 4/01/12
              (Alternative Minimum Tax)

         240 Philadelphia Authority for Industrial Development,            5/15 at 102.00      Baa2      240,953
              Pennsylvania, Multifamily Housing Revenue Bonds,
              Presbyterian Homes Germantown - Morrisville Project,
              Series 2005A, 5.625%, 7/01/35

         655 Philadelphia Redevelopment Authority, Pennsylvania,          10/13 at 100.00         A      645,411
              Multifamily Housing Revenue Bonds, Pavilion Apartments,
              Series 2003A, 4.250%, 10/01/16 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 1.1%

         995 Pittsburgh Urban Redevelopment Authority, Pennsylvania,       4/06 at 102.00       AAA    1,026,860
              Mortgage Revenue Bonds, Series 1996D, 6.250%, 10/01/17

         765 Pittsburgh Urban Redevelopment Authority, Pennsylvania,       4/07 at 102.00       AAA      798,637
              Mortgage Revenue Bonds, Series 1997A, 6.200%, 10/01/21
              (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------
             Industrials - 2.6%

       3,000 Delaware County Industrial Development Authority,             1/08 at 102.00       BBB    3,131,760
              Pennsylvania, Resource Recovery Revenue Refunding Bonds,
              Series 1997A, 6.200%, 7/01/19

       1,000 Pennsylvania Industrial Development Authority, Economic       7/12 at 101.00       AAA    1,128,610
              Development Revenue Bonds, Series 2002, 5.500%, 7/01/19 -
              AMBAC Insured
----------------------------------------------------------------------------------------------------------------
             Long-Term Care - 4.2%

       2,690 Allegheny County Residential Finance Authority,              10/05 at 100.00       AAA    2,689,650
              Pennsylvania, FHA-Insured Mortgage Revenue Bonds, Ladies
              Grand Army of the Republic Health Facility, Series 1995G,
              6.350%, 10/01/36

             Chester County Health and Education Facilities Authority,
             Pennsylvania, Mortgage Revenue Refunding Bonds, Tel Hai
             Obligated Group, Series 1998:
       1,000  5.400%, 6/01/18                                             12/08 at 100.00      BBB-    1,000,850
       1,100  5.500%, 6/01/25                                             12/08 at 100.00      BBB-    1,101,903

       2,000 Montgomery County Higher Education and Health Authority,      1/06 at 101.00       BBB    2,033,840
              Pennsylvania, Mortgage Revenue Bonds, Waverly Heights
              Ltd., Series 1996, 6.375%, 1/01/26
----------------------------------------------------------------------------------------------------------------
             Materials - 0.3%

         440 Bucks County Industrial Development Authority,                  No Opt. Call      BBB+      478,104
              Pennsylvania, Environmental Improvement Revenue Bonds, USX
              Corporation Project, Series 1995, 5.400%, 11/01/17
              (Mandatory put 11/01/11)
----------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 12.7%

       1,000 Allegheny County, Pennsylvania, General Obligation Bonds,       No Opt. Call       AAA    1,128,540
              Series 2005C-57, 5.250%, 11/01/13 - FGIC Insured

             Boyertown Area School District, Berks and Montgomery
             Counties, Pennsylvania, General Obligation Bonds, Series
             2005:
       1,170  5.000%, 10/01/23 - FSA Insured                               4/15 at 100.00       Aaa    1,262,804
       1,000  5.000%, 10/01/24 - FSA Insured                               4/15 at 100.00       Aaa    1,076,790
       1,000  5.000%, 10/01/25 - FSA Insured                               4/15 at 100.00       Aaa    1,073,430

       1,000 Central Bucks County School District, Pennsylvania, General   5/13 at 100.00       Aaa    1,077,930
              Obligation Bonds, Series 2003, 5.000%, 5/15/23 - MBIA
              Insured

       1,215 Centre County, Pennsylvania, General Obligation Bonds,        7/13 at 100.00       Aaa    1,343,717
              Series 2003, 5.250%, 7/01/17 - MBIA Insured

       3,125 Chichester School District, Delaware County, Pennsylvania,      No Opt. Call       AAA    1,154,938
              General Obligation Bonds, Series 1999, 0.000%, 3/01/26 -
              FGIC Insured

       1,635 Girard School District, Erie County, Pennsylvania, General      No Opt. Call       AAA      539,910
              Obligation Bonds, Series 1999B, 0.000%, 11/15/28 - FGIC
              Insured

----
20

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

    $  1,240 Luzerne County, Pennsylvania, General Obligation Bonds,       5/13 at 100.00       Aaa $  1,375,904
              Series 2003A, 5.250%, 11/15/16 - MBIA Insured

       4,875 McKeesport Area School District, Allegheny County,              No Opt. Call       AAA    2,017,470
              Pennsylvania, General Obligation Bonds, Series 1997D,
              0.000%, 10/01/24 - MBIA Insured

       1,000 Meadville, Crawford County, Pennsylvania, General            10/15 at 100.00       Aaa    1,072,090
              Obligation Bonds, Series 2005, 5.000%, 10/01/25 - XLCA
              Insured

       2,195 Montour School District, Allegheny County, Pennsylvania,        No Opt. Call       AAA    1,571,664
              General Obligation Bonds, Series 1993B, 0.000%, 1/01/14 -
              MBIA Insured

         475 Moon Area School District, Allegheny County, Pennsylvania,      No Opt. Call       AAA      537,980
              General Obligation Bonds, Series 2004, 5.250%, 11/15/13 -
              FSA Insured

       1,500 Pennsylvania, General Obligation Refunding Bonds, Second        No Opt. Call       AAA    1,652,055
              Series 2003, 5.000%, 7/01/11 - MBIA Insured

       2,000 Pennsylvania, General Obligation Bonds, Third Series 2004,      No Opt. Call        AA    2,214,960
              5.000%, 9/01/12

         500 Pennsylvania, General Obligation Refunding Bonds, Second        No Opt. Call       AAA      570,200
              Series 2002, 5.250%, 10/01/14 - FGIC Insured

       1,000 Philadelphia, Pennsylvania, General Obligation Bonds,           No Opt. Call       AAA    1,111,890
              Series 2003A, 5.250%, 2/15/13 - XLCA Insured
----------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 8.7%

       4,500 Allegheny County Industrial Development Authority,           11/12 at 100.00       AAA    4,734,540
              Pennsylvania, Revenue Bonds, Guaranteed County Building
              Project, Series 2002A, 5.000%, 11/01/29 - MBIA Insured

       1,000 Allegheny County Redevelopment Authority, Pennsylvania, Tax  12/10 at 101.00       N/R    1,115,200
              Increment Finance Bonds, Waterfront Project, Series 2000A,
              6.300%, 12/15/18

         950 Delaware Valley Regional Finance Authority, Pennsylvania,       No Opt. Call       Aa3    1,105,553
              Local Government Revenue Bonds, Series 2002, 5.750%,
              7/01/17

       1,000 Harrisburg Parking Authority, Pennsylvania, Guaranteed        9/11 at 100.00       Aaa    1,066,140
              Revenue Refunding Bonds, Series 2001J, 5.000%, 9/01/22 -
              MBIA Insured

             Pennsylvania Turnpike Commission, Oil Franchise Tax Senior
              Lien Revenue Bonds, Series 2003A:
       1,000  5.250%, 12/01/15 - MBIA Insured                             12/13 at 100.00       AAA    1,122,240
       1,150  5.250%, 12/01/17 - MBIA Insured                             12/13 at 100.00       AAA    1,277,213

       1,000 Philadelphia Redevelopment Authority, Pennsylvania, Revenue   4/12 at 100.00       AAA    1,101,920
              Bonds, Philadelphia Neighborhood Transformation
              Initiative, Series 2002A, 5.500%, 4/15/22 - FGIC Insured

       1,300 Philadelphia Municipal Authority, Pennsylvania, Lease        11/13 at 100.00       AAA    1,421,927
              Revenue Bonds, Series 2003B, 5.250%, 11/15/17 - FSA Insured

       1,000 Puerto Rico, Highway Revenue Bonds, Highway and                 No Opt. Call       AAA    1,195,690
              Transportation Authority, Series 2003AA, 5.500%, 7/01/20 -
              MBIA Insured
----------------------------------------------------------------------------------------------------------------
             Transportation - 11.5%

       2,500 Philadelphia Airport System, Pennsylvania, Revenue Bonds,     6/07 at 102.00       AAA    2,599,275
              Series 1997B, 5.400%, 6/15/27 (Alternative Minimum Tax) -
              FGIC Insured

             Pittsburgh and Allegheny County Sports and Exhibition
             Authority, Pennsylvania, Parking Revenue Bonds, Series
             2001A:
       1,000  5.300%, 12/01/21 - AMBAC Insured                            12/06 at 100.00       Aaa    1,031,110
       4,500  5.375%, 12/01/30 - AMBAC Insured                            12/06 at 100.00       Aaa    4,636,890

       3,000 Pittsburgh Public Parking Authority, Pennsylvania, Parking    6/10 at 100.00       AAA    3,355,890
              System Revenue Bonds, Series 2000, 6.000%, 12/01/24 -
              AMBAC Insured

       4,535 Pittsburgh Public Parking Authority, Pennsylvania, Parking      No Opt. Call       AAA    4,991,901
              System Revenue Refunding Bonds, Series 2002, 5.000%,
              12/01/11 - AMBAC Insured

       2,000 Susquehanna Area Regional Airport Authority, Pennsylvania,    1/13 at 100.00       Aaa    2,096,960
              Airport System Revenue Bonds, Series 2003B, 5.000%,
              1/01/33 - AMBAC Insured

----
21

Portfolio of Investments
NUVEEN PENNSYLVANIA MUNICIPAL BOND FUND (continued)
May 31, 2005

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed *** - 14.0%

    $  1,525 Allegheny County Hospital Development Authority,                No Opt. Call       AAA $  1,913,585
              Pennsylvania, Hospital Revenue Bonds, Allegheny Valley
              Hospital Sublessee, Series 1982Q, 7.000%, 8/01/15

       2,995 Deer Lakes School District, Allegheny County, Pennsylvania,   7/05 at 100.00       AAA    3,405,974
              General Obligation Bonds, Series 1995, 6.350%, 1/15/14 -
              MBIA Insured

       1,320 Delaware County Authority, Pennsylvania, Health Facilities   12/06 at 102.00       Aaa    1,393,894
              Revenue Bonds, Mercy Health Corporation of Southeastern
              Pennsylvania Obligation Group, Series 1996, 6.000%,
              12/15/26

       2,000 Pennsylvania Economic Development Financing Authority,       12/05 at 102.00    BBB***    2,083,100
              Exempt Facilities Revenue Bonds, MacMillan Bloedel LP,
              Series 1995, 7.600%, 12/01/20 (Alternative Minimum Tax)
              (Pre-refunded to 12/01/05)

       2,000 Pennsylvania Higher Educational Facilities Authority,         5/09 at 100.00     A2***    2,216,820
              Revenue Bonds, Drexel University, Series 1999, 6.000%,
              5/01/29 (Pre-refunded to 5/01/09)

       1,045 Philadelphia Gas Works, Pennsylvania, Revenue Bonds,            No Opt. Call       AAA    1,299,280
              Twelfth Series 1990B, 7.000%, 5/15/20 - MBIA Insured

       2,000 Philadelphia Hospitals and Higher Education Facilities          No Opt. Call   BBB+***    2,067,520
              Authority, Pennsylvania, Hospital Revenue Refunding Bonds,
              Pennsylvania Hospital, Series 1996, 6.250%, 7/01/06

             Plum Borough School District, Allegheny County,
              Pennsylvania, General Obligation Bonds, Series 2001:
       1,745  5.200%, 9/15/23 (Pre-refunded to 9/15/11) - FGIC Insured     9/11 at 100.00       AAA    1,925,259
       3,700  5.250%, 9/15/30 (Pre-refunded to 9/15/11) - FGIC Insured     9/11 at 100.00       AAA    4,092,607

         935 West View Borough Municipal Authority, Allegheny County,        No Opt. Call       AAA    1,243,316
              Pennsylvania, Special Obligation Bonds, Series 1985A,
              9.500%, 11/15/14

       1,000 Wilkes-Barre Area School District, Luzerne County,            4/14 at 100.00       AAA    1,133,970
              Pennsylvania, General Obligation Bonds, Series 2003A,
              5.250%, 4/01/20 (Pre-refunded to 4/01/14) - MBIA Insured
----------------------------------------------------------------------------------------------------------------
             Utilities - 7.0%

       1,875 Allegheny County Industrial Development Authority,              No Opt. Call       AAA    1,962,488
              Pennsylvania, Pollution Control Revenue Refunding Bonds,
              Duquesne Light Company Project, Series 1999A, 4.350%,
              12/01/13 - AMBAC Insured

         550 Lehigh County Industrial Development Authority,               8/05 at 102.00       AAA      564,014
              Pennsylvania, Pollution Control Revenue Refunding Bonds,
              Pennsylvania Power and Light Company, Series 1995A,
              6.150%, 8/01/29 (Pre-refunded to 8/01/05) - MBIA Insured
              (a)

       1,345 Lehigh County Industrial Development Authority,               2/15 at 100.00       AAA    1,368,470
              Pennsylvania, Pollution Control Revenue Bonds,
              Pennsylvania Power and Light Company, Series 2005, 4.750%,
              2/15/27 - FGIC Insured (a)

       1,000 Northampton County Industrial Development Authority,          7/05 at 102.00       AAA    1,023,460
              Pennsylvania, Pollution Control Revenue Refunding Bonds,
              Metropolitan Edison Company, Series 1995A, 6.100%, 7/15/21
              - MBIA Insured

       2,650 Philadelphia Gas Works, Pennsylvania, Revenue Bonds,          8/13 at 100.00       AAA    2,790,450
              General Ordinance, Fourth Series 1998, 5.000%, 8/01/32 -
              FSA Insured

       1,000 Philadelphia Gas Works, Pennsylvania, Revenue Bonds,          7/13 at 100.00       AAA    1,101,030
              General Ordinance, Seventeenth Series 2003,
              5.375%, 7/01/19 - FSA Insured

         315 Philadelphia Gas Works, Pennsylvania, Revenue Bonds,          9/14 at 100.00       AAA      332,769
              General Ordinance, Fifth Series 2004A-1, 5.000%, 9/01/26 -
              FSA Insured

         320 Philadelphia Gas Works, Pennsylvania, Revenue Bonds,            No Opt. Call       AAA      348,838
              Eighteenth Series 2004, 5.000%, 8/01/13

       1,875 Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/15 at 100.00       AAA    2,010,750
              Series 2005RR, 5.000%, 7/01/35 - FGIC Insured
----------------------------------------------------------------------------------------------------------------
             Water and Sewer - 7.2%

         265 Bucks County Water and Sewerage Authority, Pennsylvania,        No Opt. Call       AAA      299,840
              Sewerage System Revenue Bonds, Neshaminy Interceptor
              Project, Series 2004, 5.250%, 6/01/14 - FSA Insured

       5,000 Delaware County Industrial Development Authority,            10/12 at 100.00       AAA    5,281,200
              Pennsylvania, Water Facilities Revenue Bonds, Philadelphia
              Water Company, Series 2001, 5.350%, 10/01/31 (Alternative
              Minimum Tax) - AMBAC Insured

       1,930 Harrisburg Authority, Dauphin County, Pennsylvania, Water     7/14 at 100.00       AAA    2,072,394
              Revenue Refunding Bonds, Series 2004, 5.000%, 7/15/22 -
              FSA Insured

----
22

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Water and Sewer (continued)

    $    850 Philadelphia, Pennsylvania, Water and Wastewater Revenue      7/15 at 100.00       AAA $    916,640
              Bonds, Series 2005A, 5.000%, 7/01/23 - FSA Insured

       3,000 Unity Township Municipal Authority, Pennsylvania, Sewerage   12/14 at 100.00       AAA    3,187,620
              Revenue Bonds, Series 2004, 5.000%, 12/01/34 - FSA Insured
----------------------------------------------------------------------------------------------------------------
    $159,925 Total Long-Term Investments (cost $155,401,210) - 100.7%                                164,369,538
----------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - (0.7)%                                                  (1,203,830)
             --------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $163,165,708
             --------------------------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating.
           ***Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
           N/RInvestment is not rated.
           (a)The issuer has received a preliminary adverse determination from the Internal Revenue Service (the "IRS") regarding the tax-exempt status of the bonds' coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.
          (WI)Security purchased on a when-issued basis.

                                See accompanying notes to financial statements.

----
23

Portfolio of Investments
NUVEEN VIRGINIA MUNICIPAL BOND FUND
May 31, 2005

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Consumer Staples - 3.0%

    $    500 James City County Industrial Development Authority,           4/07 at 101.00        A+ $    519,350
              Virginia, Sewage and Solid Waste Disposal Facilities
              Revenue Bonds, Anheuser Busch Project, Series 1997,
              6.000%, 4/01/32 (Alternative Minimum Tax)

             Tobacco Settlement Financing Corporation of Virginia,
             Tobacco Settlement Asset-Backed Bonds, Series 2005:
       2,075  5.250%, 6/01/19                                              6/15 at 100.00       BBB    2,088,488
       5,125  5.500%, 6/01/26                                              6/15 at 100.00       BBB    5,126,948
----------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 8.4%

       2,000 Alexandria Industrial Development Authority, Virginia,        1/09 at 101.00        A1    2,207,940
              Educational Facilities Revenue Bonds, Episcopal High
              School, Series 1999, 5.875%, 1/01/29 (Pre-refunded to
              1/01/09)

       1,500 Alexandria Industrial Development Authority, Virginia,       10/10 at 101.00       AAA    1,682,100
              Fixed Rate Revenue Bonds, Institute for Defense Analyses,
              Series 2000A, 5.900%, 10/01/30 - AMBAC Insured

             Danville Industrial Development Authority, Virginia,
             Student Housing Revenue Bonds, Collegiate Housing
             Foundation, Averett College Project, Series 1999A:
         680  6.875%, 6/01/20                                              6/09 at 102.00       N/R      676,233
       1,910  7.000%, 6/01/30                                              6/09 at 102.00       N/R    1,902,188

             Loudoun County Industrial Development Authority, Virginia,
             Revenue Refunding Bonds, George Washington University,
             Series 1992:
         500  6.250%, 5/15/12                                             11/05 at 100.00        A2      501,380
       2,225  6.250%, 5/15/22                                             11/05 at 100.00        A2    2,229,383

       1,000 Portsmouth, Virginia, Golf Course System Revenue Bonds,       5/07 at 102.00        AA    1,026,040
              Series 1998, 5.000%, 5/01/23 - RAAI Insured

       1,135 Prince William County Industrial Development Authority,      10/13 at 101.00        A3    1,205,972
              Virginia, Educational Facilities Revenue Bonds, Catholic
              Diocese of Arlington, Series 2003, 5.500%, 10/01/33

       2,000 Prince William County Park Authority, Virginia, Park         10/09 at 101.00        A3    2,190,460
              Facilities Revenue Refunding and Improvement Bonds, Series
              1999, 6.000%, 10/15/28

         300 Puerto Rico Industrial, Tourist, Educational, Medical and     9/11 at 100.00       BBB      308,088
              Environmental Control Facilities Financing Authority,
              Higher Education Revenue Bonds, University of the Sacred
              Heart, Series 2001, 5.250%, 9/01/31

         800 Puerto Rico Industrial, Tourist, Educational, Medical and    12/12 at 101.00       BBB      857,160
              Environmental Control Facilities Financing Authority,
              Higher Education Revenue Refunding Bonds, Ana G. Mendez
              University System, Series 2002, 5.375%, 12/01/21

       1,500 Rockbridge County Industrial Development Authority,           7/11 at 100.00        B2    1,428,435
              Virginia, Horse Center Revenue Refunding Bonds, Series
              2001C, 6.850%, 7/15/21

       1,250 University of Puerto Rico, University System Revenue Bonds,   6/10 at 100.00       AAA    1,397,125
              Series 2000O, 5.750%, 6/01/19 - MBIA Insured

       2,500 Virginia College Building Authority, Educational Facilities     No Opt. Call       Aa1    2,782,675
              Revenue Bonds, Public Higher Education Financing Program,
              Series 2004B, 5.000%, 9/01/13

         420 Virginia College Building Authority, Educational Facilities   7/05 at 101.00        AA      425,204
              Revenue Bonds, Washington and Lee University, Series 1994,
              5.750%, 1/01/14

       1,250 Virginia College Building Authority, Educational Facilities   7/08 at 101.00        AA    1,287,838
              Revenue Refunding Bonds, Marymount University, Series
              1998, 5.125%, 7/01/28 - RAAI Insured
----------------------------------------------------------------------------------------------------------------
             Healthcare - 8.1%

       1,500 Albemarle County Industrial Development Authority,           10/12 at 100.00        A2    1,558,215
              Virginia, Hospital Revenue Bonds, Martha Jefferson
              Hospital, Series 2002, 5.250%, 10/01/35

       2,000 Fredericksburg Industrial Development Authority, Virginia,    6/07 at 102.00       AAA    2,107,980
              Hospital Facilities Revenue Refunding Bonds, MediCorp
              Health System Obligated Group, Series 1996, 5.250%,
              6/15/23 - AMBAC Insured

       1,375 Fredericksburg Industrial Development Authority, Virginia,    6/12 at 100.00        A3    1,415,879
              Revenue Bonds, MediCorp Health System, Series 2002B,
              5.125%, 6/15/33

----
24

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Healthcare (continued)

    $  3,250 Hanover County Industrial Development Authority, Virginia,      No Opt. Call       AAA $  3,936,693
              Hospital Revenue Bonds, Memorial Regional Medical Center
              Project, Series 1995, 6.375%, 8/15/18 - MBIA Insured

       2,000 Hanover County Industrial Development Authority, Virginia,    8/05 at 102.00       AAA    2,047,980
              Hospital Revenue Bonds, Bon Secours Health System
              Projects, Series 1995, 5.500%, 8/15/25 - MBIA Insured

       2,000 Henrico County Economic Development Authority, Virginia,     11/12 at 100.00        A-    2,123,940
              Revenue Bonds, Bon Secours Health System Inc., Series
              2002A, 5.600%, 11/15/30

       2,320 Manassas Industrial Development Authority, Virginia,          4/13 at 100.00        A2    2,437,554
              Hospital Revenue Bonds, Prince William Hospital, Series
              2002, 5.250%, 4/01/33

             Medical College of Virginia Hospital Authority, General
              Revenue Bonds, Series 1998:
         500  5.250%, 7/01/14 - MBIA Insured                               7/08 at 102.00       AAA      539,305
       2,000  5.125%, 7/01/23 - MBIA Insured                               7/08 at 102.00       AAA    2,096,840

       2,785 Roanoke Industrial Development Authority, Virginia,           7/12 at 100.00       AAA    3,050,271
              Hospital Revenue Bonds, Carilion Health System, Series
              2002A, 5.500%, 7/01/19 - MBIA Insured
----------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 5.0%

         960 Arlington County Industrial Development Authority,            5/10 at 100.00       Aaa    1,017,552
              Virginia, Multifamily Housing Revenue Bonds, Patrick Henry
              Apartments, Series 2000, 6.050%, 11/01/32 (Alternative
              Minimum Tax) (Mandatory put 11/01/20)

       1,105 Arlington County Industrial Development Authority,           11/10 at 102.00       AAA    1,189,997
              Virginia, Multifamily Housing Mortgage Revenue Bonds,
              Berkeley Apartments, Series 2000, 5.850%, 12/01/20
              (Alternative Minimum Tax)

       1,025 Chesterfield County Industrial Development Authority,         4/12 at 102.00       Aa2    1,075,153
              Virginia, GNMA Mortgage-Backed Securities Program,
              Multifamily Housing Revenue Bonds, Fore Courthouse Senior
              Apartments Project, Series 2002A, 5.600%, 10/20/31
              (Alternative Minimum Tax)

       1,200 Fairfax County Redevelopment and Housing Authority,           9/06 at 102.00       AAA    1,242,768
              Virginia, FHA-Insured Elderly Housing Mortgage Revenue
              Refunding Bonds, Little River Glen, Series 1996, 6.100%,
              9/01/26

       3,665 Henrico County Economic Development Authority, Virginia,      7/09 at 102.00       AAA    4,059,537
              GNMA Mortgage-Backed Securities Program Assisted Living
              Revenue Bonds, Beth Sholom, Series 1999A, 6.000%, 7/20/39

       1,000 Lynchburg Redevelopment and Housing Authority, Virginia,      4/10 at 102.00       AAA    1,046,600
              Vistas GNMA Mortgage-Backed Revenue Bonds, Series 2000A,
              6.200%, 1/20/40 (Alternative Minimum Tax)

       2,920 Virginia Beach Development Authority, Virginia, Multifamily  10/14 at 102.00       N/R    2,868,374
              Residential Rental Housing Revenue Bonds, Hamptons and
              Hampton Court Apartments, Series 1999, 7.500%, 10/01/39
              (Alternative Minimum Tax)

         610 Virginia Housing Development Authority, Rental Housing        6/06 at 100.00       AA+      614,136
              Bonds, Series 2001L, 5.000%, 12/01/20
----------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 1.9%

         350 Puerto Rico Housing Finance Authority, Mortgage-Backed        6/13 at 100.00       AAA      354,326
              Securities Program Home Mortgage Revenue Bonds, Series
              2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)

       4,500 Virginia Housing Development Authority, Commonwealth          7/11 at 100.00       AAA    4,666,995
              Mortgage Bonds, Series 2001H-1, 5.350%, 7/01/31 - MBIA
              Insured
----------------------------------------------------------------------------------------------------------------
             Industrials - 1.6%

       2,250 Charles County Industrial Development Authority, Virginia,      No Opt. Call       BBB    2,325,960
              Solid Waste Disposal Facility Revenue Refunding Bonds, USA
              Waste of Virginia Inc., Series 1999, 4.875%, 2/01/09
              (Alternative Minimum Tax)

       2,000 Henrico County Industrial Development Authority, Virginia,      No Opt. Call       BB-    1,877,760
              Solid Waste Disposal Revenue Bonds, Browning-Ferris
              Industries of South Atlantic Inc., Series 1996A, 5.450%,
              1/01/14 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------
             Long-Term Care - 0.9%

       1,000 Chesterfield County Health Center Commission, Virginia,      12/06 at 102.00       AAA    1,049,780
              GNMA Collateralized Mortgage Revenue Bonds, Lucy Corr
              Nursing Home Project, Series 1996, 5.875%, 12/01/21

         500 Fairfax County Redevelopment and Housing Authority,          12/06 at 103.00       AAA      525,270
              Virginia, FHA-Insured Multifamily Housing Revenue
              Refunding Bonds, Paul Spring Retirement Center, Series
              1996A, 6.000%, 12/15/28

----
25

Portfolio of Investments
NUVEEN VIRGINIA MUNICIPAL BOND FUND (continued)
May 31, 2005

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Long-Term Care (continued)

    $    665 Henrico County Industrial Development Authority, Virginia,    7/05 at 100.00       AAA $    666,357
              FHA-Insured Nursing Facilities Mortgage Revenue Refunding
              Bonds, Cambridge Manor Nursing Home, Series 1993, 5.875%,
              7/01/19
----------------------------------------------------------------------------------------------------------------
             Materials - 2.3%

       2,500 Bedford County Industrial Development Authority, Virginia,    2/08 at 102.00       Ba3    2,514,350
              Industrial Development Revenue Refunding Bonds, Nekoosa
              Packaging Corporation, Series 1998, 5.600%, 12/01/25
              (Alternative Minimum Tax) (a)

       3,545 Isle of Wight County Industrial Development Authority,       10/05 at 101.00       BBB    3,592,680
              Virginia, Solid Waste Disposal Facilities Revenue Bonds,
              Union Camp Corporation Project, Series 1994, 6.550%,
              4/01/24 (Alternative Minimum Tax) (a)
----------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 11.8%

       1,100 Alexandria, Virginia, General Obligation Bonds, Series          No Opt. Call       AAA    1,230,999
              2004B, 5.000%, 6/15/13

       1,000 Alexandria, Virginia, General Obligation Bonds, Series          No Opt. Call       AAA    1,109,660
              2004C, 5.000%, 12/15/11

       1,955 Arlington County, Virginia, General Obligation Bonds,         5/15 at 100.00       AAA    2,190,089
              Series 2005, 5.000%, 5/15/16 (WI, settling 6/01/05)

       2,500 Bristol, Virginia, General Obligation Bonds, Series 2003,     3/13 at 100.00       AAA    2,675,875
              5.000%, 3/01/25 - FSA Insured

       1,285 Charlottesville, Virginia, General Obligation Public            No Opt. Call       AAA    1,244,574
              Improvement Refunding Bonds, Series 2003, 3.000%, 7/15/13

         480 Chesterfield County, Virginia, General Obligation Public      1/11 at 100.00       AAA      509,890
              Improvement Bonds, Series 2001, 5.000%, 1/15/21

       2,220 Loudoun County, Virginia, General Obligation Public             No Opt. Call       Aaa    2,492,749
              Improvement Bonds, Series 2005A, 5.000%, 7/01/14

         375 Loudoun County, Virginia, General Obligation Public           5/12 at 100.00       Aaa      411,131
              Improvement Bonds, Series 2002A, 5.250%, 5/01/20

       1,185 Lynchburg, Virginia, General Obligation Bonds, Series 2004,   6/14 at 100.00        AA    1,291,117
              5.000%, 6/01/20

       2,355 Newport News, Virginia, General Obligation Bonds, General     7/13 at 100.00        AA    2,563,700
              Improvement and Water Projects, Series 2002A, 5.000%,
              7/01/18

             Newport News, Virginia, General Obligation Bonds, Series
             2003B:
       1,630  5.000%, 11/01/15                                            11/13 at 100.00        AA    1,798,118
       1,805  5.000%, 11/01/17                                            11/13 at 100.00        AA    1,970,591

       1,250 Newport News, Virginia, General Obligation Bonds, Series      7/14 at 101.00        AA    1,388,363
              2004A, 5.000%, 7/15/16

         500 Norfolk, Virginia, General Obligation Bonds, Series 2000,     7/10 at 101.00       AAA      538,755
              5.250%, 7/01/20 - FGIC Insured

       1,555 Northern Mariana Islands, General Obligation Bonds, Series    6/10 at 100.00         A    1,664,503
              2000A, 6.000%, 6/01/20 - ACA Insured

       1,000 Pittsylvania County, Virginia, General Obligation Bonds,      3/11 at 102.00         A    1,069,400
              Series 2001B, 5.125%, 3/01/23

       2,240 Portsmouth, Virginia, General Obligation Bonds, Series          No Opt. Call       AAA    2,485,437
              2003, 5.000%, 7/01/12 - FSA Insured

       1,000 Roanoke, Virginia, General Obligation Public Improvement     10/12 at 101.00        AA    1,100,920
              Bonds, Series 2002A, 5.000%, 10/01/17

       1,000 Virginia Beach, Virginia, General Obligation Public           6/11 at 101.00       AA+    1,081,330
              Improvement Bonds, Series 2001, 5.000%, 6/01/20

       2,000 Virginia Beach, Virginia, General Obligation Bonds, Series      No Opt. Call       AA+    2,221,580
              2004B, 5.000%, 5/01/13
----------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 22.2%

             Buena Vista Public Recreational Facilities Authority,
             Virginia, Lease Revenue Bonds, Golf Course Project, Series
             2005A:
         670  5.250%, 7/15/25 - ACA Insured                                7/15 at 100.00         A      698,006
         520  5.500%, 7/15/35 - ACA Insured                                7/15 at 100.00         A      544,336

       1,000 Caroline County Industrial Development Authority, Virginia,   6/12 at 102.00       Aaa    1,071,210
              Lease Revenue Bonds, Series 2002, 5.125%, 6/15/34 - AMBAC
              Insured

       1,090 Dinwiddie County Industrial Development Authority,            2/14 at 100.00       AAA    1,214,086
              Virginia, Lease Revenue Bonds, Series 2004B, 5.125%,
              2/15/15 - MBIA Insured

       1,500 Fairfax County Economic Development Authority, Virginia,      6/13 at 101.00       AA+    1,664,745
              Lease Revenue Bonds, Laurel Hill Public Facilities
              Project, Series 2003, 5.000%, 6/01/14

----
26

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

    $    860 Fairfax County Economic Development Authority, Virginia,      9/09 at 102.00        AA $    968,308
              Parking Revenue Bonds, Vienna II Metrorail Station
              Project, 1999 First Series, 6.000%, 9/01/18

       1,915 Front Royal and Warren County Industrial Development          4/14 at 100.00       AAA    2,088,231
              Authority, Virginia, Lease Revenue Bonds, Series 2004B,
              5.000%, 4/01/17 - FSA Insured

       3,950 Greater Richmond Convention Center Authority, Virginia,       6/15 at 100.00       AAA    4,347,686
              Hotel Tax Revenue Bonds, Series 2005, 5.000%, 6/15/17 -
              MBIA Insured

             Hampton Roads Regional Jail Authority, Virginia, Revenue
             Bonds, Regional Jail Facility, Series 2004:
       2,020  5.000%, 7/01/17 - MBIA Insured                               7/14 at 100.00       AAA    2,207,113
       1,625  5.000%, 7/01/18 - MBIA Insured                               7/14 at 100.00       AAA    1,770,307

       1,000 Harrisonburg, Virginia, General Obligation Public            12/10 at 102.00       AAA    1,128,750
              Recreational Facility Revenue Bonds, Series 2000, 5.750%,
              12/01/29 - FSA Insured

         665 Loudoun County, Virginia, Certificates of Participation,        No Opt. Call       AAA      742,466
              Series 1990E, 7.200%, 10/01/10 - AMBAC Insured

       1,840 Loudoun County Industrial Development Authority, Virginia,    3/13 at 100.00        AA    1,994,634
              Lease Revenue Refunding Bonds, Public Facility Project,
              Series 2003, 5.000%, 3/01/19

         675 Norfolk Redevelopment and Housing Authority, Virginia,       11/09 at 102.00       AA+      747,968
              Educational Facility Revenue Bonds, Community College
              System - Tidewater Community College Downtown Campus,
              Series 1999, 5.500%, 11/01/19

       1,000 Northampton County and Town Joint Industrial Development      2/13 at 101.00        AA    1,042,060
              Authority, Virginia, Lease Revenue Bonds, County Capital
              Projects, Series 2002, 5.000%, 2/01/33 - RAAI Insured

             Prince William County Industrial Development Authority,
             Virginia, Lease Revenue Bonds, ATCC Project, Series 1996:
       2,000  6.000%, 2/01/14                                              2/06 at 102.00       Aa3    2,063,520
       1,000  6.000%, 2/01/18                                              2/06 at 102.00       Aa3    1,030,090

       1,575 Prince William County, Virginia, Lease Participation          6/12 at 100.00       Aa2    1,734,028
              Certificates, Series 2002, 5.250%, 12/01/18

       1,500 Puerto Rico, Highway Revenue Bonds, Highway and                 No Opt. Call       AAA    1,784,220
              Transportation Authority, Series 2003AA, 5.500%, 7/01/19 -
              MBIA Insured

       1,000 Puerto Rico Highway and Transportation Authority, Highway     7/10 at 101.00       AAA    1,127,990
              Revenue Bonds, Series 2000B, 5.750%, 7/01/19 - MBIA Insured

             Puerto Rico Public Buildings Authority, Guaranteed
             Government Facilities Revenue Refunding Bonds, Series 2002D:
         135  5.250%, 7/01/27                                              7/12 at 100.00       BBB      143,178
         480  5.250%, 7/01/36                                              7/12 at 100.00       BBB      507,274

       2,000 Spotsylvania County Industrial Development Authority,         1/13 at 100.00       AAA    2,153,880
              Virginia, Lease Revenue Bonds, School Facilities, Series
              2003, 5.000%, 1/15/23 - AMBAC Insured

       1,645 Spotsylvania County Industrial Development Authority,         8/13 at 100.00       AAA    1,803,973
              Virginia, Lease Revenue Bonds, School Facilities, Series
              2003B, 5.125%, 8/01/23 - AMBAC Insured

       2,000 Virgin Islands Public Finance Authority, Gross Receipts      10/10 at 101.00       BBB    2,279,900
              Taxes Loan Note, Series 1999A, 6.500%, 10/01/24

       1,700 Virginia Beach Development Authority, Public Facilities       5/15 at 100.00        AA    1,885,725
              Revenue Bonds, Series 2005A, 5.000%, 5/01/16 (WI, settling
              6/07/05)

       2,000 Virginia College Building Authority, Educational Facilities     No Opt. Call       AA+    2,193,400
              Revenue Bonds, 21st Century College Program, Series 2004A,
              5.000%, 2/01/11

       2,000 Virginia College Building Authority, Educational Facilities   2/12 at 100.00       AA+    2,120,720
              Revenue Bonds, 21st Century College Program, Series 2002A,
              5.000%, 2/01/22

       1,500 Virginia Transportation Board, Transportation Revenue         5/07 at 101.00       AA+    1,567,080
              Refunding Bonds, U.S. Route 58 Corridor Development
              Program, Series 1997C, 5.125%, 5/15/19

       3,125 Virginia Transportation Board, Transportation Revenue           No Opt. Call       AA+    3,487,750
              Bonds, Northern Virginia Transportation District Program,
              Series 2004A, 5.000%, 5/15/14

       2,000 Virginia Public Building Authority, Public Facilities           No Opt. Call       AA+    2,203,120
              Revenue Bonds, Series 2004B, 5.000%, 8/01/11

----
27

Portfolio of Investments
NUVEEN VIRGINIA MUNICIPAL BOND FUND (continued)
May 31, 2005

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

    $  2,750 Virginia Public Building Authority, Public Facilities           No Opt. Call       AA+ $  3,078,213
              Revenue Bonds, Series 2005A, 5.000%, 8/01/15

       1,100 Virginia Public School Authority, School Financing Bonds,       No Opt. Call       AA+    1,211,716
              1997 Resolution, Series 2004C, 5.000%, 8/01/11

       1,000 Virginia Public School Authority, School Financing Bonds,     8/11 at 101.00       AA+    1,090,110
              1997 Resolution, Series 2001A, 5.000%, 8/01/16

             Virginia Resources Authority, Infrastructure Revenue Bonds,
             Pooled Loan Bond Program, Series 2002A:
       1,650  5.000%, 5/01/20                                              5/11 at 101.00        AA    1,756,342
         620  5.000%, 5/01/21                                              5/11 at 101.00        AA      658,614
----------------------------------------------------------------------------------------------------------------
             Transportation - 9.3%

       2,310 Capital Region Airport Authority, Richmond, Virginia,         7/15 at 100.00       AAA    2,495,077
              Revenue Bonds, Richmond International Airport, Series
              2005A, 5.000%, 7/01/22 - FSA Insured

       1,250 Chesapeake, Virginia, Chesapeake Expressway Toll Road         7/09 at 101.00      Baa1    1,341,975
              Revenue Bonds, Series 1999A, 5.625%, 7/15/19

       1,550 Loudoun County Industrial Development Authority, Virginia,    7/05 at 100.00       N/R    1,549,861
              Revenue Bonds, Washington Dulles Air Cargo LP, Series
              1992, 7.000%, 1/01/09 (Alternative Minimum Tax)

         495 Loudoun County Industrial Development Authority, Virginia,    1/06 at 102.00       N/R      490,956
              Revenue Bonds, Washington Dulles Air Cargo LP, Series
              1996, 6.500%, 1/01/09 (Alternative Minimum Tax)

             Metropolitan Washington D.C. Airports Authority, Airport
             System Revenue Bonds, Series 2001B:
       1,475  5.000%, 10/01/26 - MBIA Insured                             10/11 at 101.00       AAA    1,547,305
       1,250  5.000%, 10/01/31 - MBIA Insured                             10/11 at 101.00       AAA    1,304,063

         900 Metropolitan District of Columbia Airports Authority,        10/07 at 101.00       Aa3      932,940
              Virginia, Airport System Revenue Bonds, Series 1997B,
              5.500%, 10/01/23 (Alternative Minimum Tax)

         225 Metropolitan District of Columbia Airports Authority,        10/08 at 101.00       Aa3      230,724
              Virginia, Airport System Revenue Bonds, Series 1998A,
              5.000%, 10/01/28

       3,000 Norfolk Airport Authority, Virginia, Airport Revenue Bonds,   7/11 at 100.00       AAA    3,145,860
              Series 2001A, 5.125%, 7/01/31 - FGIC Insured

             Pocahontas Parkway Association, Virginia, Senior Lien
             Revenue Bonds, Route 895 Connector Toll Road, Series 1998A:
       5,000  0.000%, 8/15/16                                               8/08 at 64.81        BB    2,708,750
       1,500  5.500%, 8/15/28                                              8/08 at 102.00        BB    1,483,395

       1,750 Puerto Rico Ports Authority, Special Facilities Revenue       6/06 at 102.00       CCC    1,358,280
              Bonds, American Airlines Inc., Series 1996A, 6.250%,
              6/01/26 (Alternative Minimum Tax)

       1,730 Richmond Metropolitan Authority, Virginia, Revenue              No Opt. Call       AAA    1,999,638
              Refunding Bonds, Expressway System, Series 1998, 5.250%,
              7/15/22 - FGIC Insured

       1,485 Richmond Metropolitan Authority, Virginia, Revenue              No Opt. Call       AAA    1,716,452
              Refunding Bonds, Expressway System, Series 2002, 5.250%,
              7/15/22 - FGIC Insured

       1,000 Virginia Port Authority, Revenue Bonds, Port Authority        7/07 at 101.00       AAA    1,046,960
              Facilities, Series 1997, 5.500%, 7/01/24 (Alternative
              Minimum Tax) - MBIA Insured

       1,000 Virginia Resources Authority, Airports Revolving Fund         2/11 at 100.00       Aa2    1,073,250
              Revenue Bonds, Series 2001A, 5.250%, 8/01/23
----------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed *** - 9.3%

         750 Bristol, Virginia, General Obligation Utility System         11/12 at 102.00       AAA      839,850
              Revenue Bonds, Series 2002, 5.000%, 11/01/24 - FSA Insured

       2,140 Brunswick County Industrial Development Authority,            7/06 at 102.00       AAA    2,241,885
              Virginia, Lease Revenue Bonds, State Correctional
              Facility, Series 1996, 5.500%, 7/01/17 (Pre-refunded to
              7/01/06) - MBIA Insured

         935 Puerto Rico, The Children's Trust Fund, Tobacco Settlement    7/10 at 100.00       AAA      992,858
              Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
              (Pre-refunded to 7/01/10)

         150 Fairfax County Water Authority, Virginia, Water Revenue       4/07 at 102.00       AAA      161,210
              Refunding Bonds, Series 1992, 6.000%, 4/01/22
              (Pre-refunded to 4/01/07)

----
28

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed *** (continued)
             Fairfax County Water Authority, Virginia, Water Revenue
              Refunding Bonds, Series 2002:
    $  1,810  5.375%, 4/01/21 (Pre-refunded to 4/01/12)                    4/12 at 100.00       AAA $  2,042,133
         200  5.000%, 4/01/27 (Pre-refunded to 4/01/12)                    4/12 at 100.00       AAA      221,090
       1,030 Greater Richmond Convention Center Authority, Virginia,       6/10 at 101.00      A***    1,181,667
              Hotel Tax Revenue Bonds, Convention Center Expansion
              Project, Series 2000, 6.125%, 6/15/20 (Pre-refunded to
              6/15/10)
       1,000 Hampton Roads Regional Jail Authority, Virginia, Revenue      7/06 at 102.00       AAA    1,047,610
              Bonds, Regional Jail Facility, Series 1996A, 5.500%,
              7/01/24 (Pre-refunded to 7/01/06) - MBIA Insured
             Hampton, Virginia, General Obligation Public Improvement
              Bonds, Series 2000:
       1,500  5.750%, 2/01/17 (Pre-refunded to 2/01/10)                    2/10 at 102.00     AA***    1,701,750
       1,685  6.000%, 2/01/20 (Pre-refunded to 2/01/10)                    2/10 at 102.00     AA***    1,929,831
       1,750 Loudoun County, Virginia, General Obligation Public           5/12 at 100.00       Aaa    1,964,970
              Improvement Bonds, Series 2002A, 5.250%, 5/01/20
              (Pre-refunded to 5/01/12)
       1,450 Loudoun County Industrial Development Authority, Virginia,    6/12 at 101.00    BBB***    1,683,929
              Hospital Revenue Bonds, Loudoun Hospital Center, Series
              2002A, 6.000%, 6/01/22 (Pre-refunded to 6/01/12)
       1,000 Middlesex County Industrial Development Authority,            8/09 at 102.00       AAA    1,134,220
              Virginia, Lease Revenue Bonds, School Facilities Project,
              Series 1999, 6.000%, 8/01/24 (Pre-refunded to 8/01/09) -
              MBIA Insured
         940 Peninsula Ports Authority of Virginia, Healthcare             8/06 at 100.00   BBB+***      946,580
              Facilities Revenue Refunding Bonds, Mary Immaculate
              Hospital, Series 1994, 7.000%, 8/01/17 (Pre-refunded to
              8/01/06)
             Puerto Rico Infrastructure Financing Authority, Special
              Obligation Bonds, Series 2000A:
         500  5.500%, 10/01/32                                            10/10 at 101.00       AAA      550,985
       1,500  5.500%, 10/01/40                                            10/10 at 101.00       AAA    1,645,065
             Puerto Rico Public Buildings Authority, Guaranteed
             Government Facilities Revenue Refunding Bonds, Series 2002D:
         365  5.250%, 7/01/27 (Pre-refunded to 7/01/12)                    7/12 at 100.00    BBB***      405,844
       1,320  5.250%, 7/01/36 (Pre-refunded to 7/01/12)                    7/12 at 100.00    BBB***    1,467,708
       2,000 Spotsylvania County, Virginia, Water and Sewerage System      6/07 at 102.00       AAA    2,135,260
              Revenue Bonds, Series 1997, 5.400%, 6/01/27 (Pre-refunded
              to 6/01/07) - MBIA Insured
----------------------------------------------------------------------------------------------------------------
             Utilities - 6.8%
             Bristol, Virginia, Utility System Revenue Refunding Bonds,
             Series 2003:
       1,115  5.000%, 7/15/17 - MBIA Insured                               7/13 at 100.00       AAA    1,214,213
       2,000  5.250%, 7/15/23 - MBIA Insured                               7/13 at 100.00       AAA    2,209,780
       2,000 Mecklenburg County Industrial Development Authority,         10/12 at 100.00        A3    2,258,500
              Virginia, Revenue Bonds, UAE Mecklenburg Cogeneration LP,
              Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)
       4,335 Puerto Rico Electric Power Authority, Power Revenue Bonds,      No Opt. Call       AAA    5,997,603
              DRIVERS, Series 147, 10.443%, 1/01/09 (IF)
       2,500 Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/15 at 100.00       AAA    2,681,000
             Series 2005RR, 5.000%, 7/01/35 - FGIC Insured
             Richmond, Virginia, Public Utility Revenue Refunding Bonds,
             Series 2002:
       1,600  5.000%, 1/15/27 - FSA Insured                                1/12 at 100.00       AAA    1,682,224
       1,750  5.000%, 1/15/33 - FSA Insured                                1/12 at 100.00       AAA    1,828,575
----------------------------------------------------------------------------------------------------------------
             Water and Sewer - 8.8%
       1,000 Fairfax County Water Authority, Virginia, Water Revenue         No Opt. Call       AAA    1,130,880
              Refunding Bonds, Series 1997, 5.000%, 4/01/21
       2,045 Fairfax County Water Authority, Virginia, Water Revenue       4/07 at 102.00       AAA    2,189,991
              Refunding Bonds, Series 1992, 6.000%, 4/01/22
             Fairfax County Water Authority, Virginia, Water Revenue
             Refunding Bonds, Series 2002:
         115  5.375%, 4/01/21                                              4/12 at 100.00       AAA      126,823
         800  5.000%, 4/01/27                                              4/12 at 100.00       AAA      844,680
       1,395 Henry County Public Service Authority, Virginia, Water and      No Opt. Call       AAA    1,640,673
              Sewer Revenue Refunding Bonds, Series 2001, 5.500%,
              11/15/19 - FSA Insured
       1,015 James City Service Authority, Virginia, Water and Sewerage    1/13 at 101.00       AAA    1,119,038
              Revenue Bonds, Series 2003, 5.000%, 1/15/15 - FSA Insured

----
29

Portfolio of Investments
NUVEEN VIRGINIA MUNICIPAL BOND FUND (continued)
May 31, 2005

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Water and Sewer (continued)

    $  1,850 Leesburg, Virginia, Utility System Revenue Refunding Bonds,   7/07 at 102.00       AAA $  1,949,641
              Series 1997, 5.125%, 7/01/22 - MBIA Insured

       2,325 Loudoun County Sanitation Authority, Virginia, Water and      1/15 at 100.00       AA+    2,492,237
              Sewerage System Revenue Bonds, Series 2004, 5.000%, 1/01/26

       1,900 Prince William County Service Authority, Virginia, Water      7/08 at 101.00       AAA    1,928,443
              and Sewerage System Revenue Refunding Bonds, Series 1997,
              4.750%, 7/01/29 - FGIC Insured

         750 Virginia Beach, Virginia, Storm Water Utility Revenue         9/10 at 101.00       Aa3      846,960
              Bonds, Series 2000, 6.000%, 9/01/20

       1,000 Virginia Resources Authority, Sewerage System Revenue        10/05 at 102.00        AA    1,028,800
              Bonds, Hopewell Regional Wastewater Treatment Facility,
              Series 1995A, 6.000%, 10/01/25 (Alternative Minimum Tax)

       1,000 Virginia Resources Authority, Clean Water State Revolving    10/10 at 100.00       AAA    1,110,220
              Fund Revenue Bonds, Series 1999, 5.625%, 10/01/22

             Virginia Resources Authority, Clean Water State Revolving
             Fund Revenue Bonds, Series 2000, RITES Series PA790R:
         500  9.872%, 10/01/14 (IF)                                       10/10 at 100.00       AAA      686,340
         410  9.872%, 10/01/15 (IF)                                       10/10 at 100.00       AAA      564,853
       1,900  9.872%, 10/01/16 (IF)                                       10/10 at 100.00       AAA    2,602,730

       2,485 Virginia Resources Authority, Water and Sewerage System       5/11 at 101.00        AA    2,727,357
              Revenue Bonds, Caroline County Public Improvements
              Project, Series 2001, 5.250%, 5/01/21
----------------------------------------------------------------------------------------------------------------
    $243,475 Total Long-Term Investments (cost $245,251,036) - 99.4%                                 260,576,281
----------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 0.6%                                                      1,451,443
             ---------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $262,027,724
             ---------------------------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating.
           ***Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
           N/RInvestment is not rated.
           (a)The issuer has received a preliminary adverse determination from the Internal Revenue Service (the "IRS") regarding the tax-exempt status of the bonds' coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.
          (IF)Inverse floating rate security.
          (WI)Security purchased on a when-issued basis.

                                See accompanying notes to financial statements.

----
30

Statement of Assets and Liabilities
May 31, 2005

                                                            Maryland  Pennsylvania      Virginia
------------------------------------------------------------------------------------------------
Assets
Investments, at market value (cost
 $106,646,593, $155,401,210 and
 $245,251,036, respectively)                           $112,633,808  $164,369,538  $260,576,281
Cash                                                        187,598            --     2,501,643
Receivables:
 Interest                                                 1,872,954     2,357,839     3,932,538
 Investments sold                                           105,000     1,110,080       125,000
 Shares sold                                                 92,365        48,982       565,318
Other assets                                                    231           333           512
------------------------------------------------------------------------------------------------
   Total assets                                         114,891,956   167,886,772   267,701,292
------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                                                   --     1,245,236            --
Payables:
 Investments purchased                                           --     2,672,822     4,080,935
 Shares redeemed                                             40,167        59,477       504,100
Accrued expenses:
 Management fees                                             52,290        74,586       118,320
 12b-1 distribution and service
   fees                                                      28,635        38,269        59,432
 Other                                                       38,302        55,622        74,292
Dividends payable                                           374,428       575,052       836,489
------------------------------------------------------------------------------------------------
   Total liabilities                                        533,822     4,721,064     5,673,568
------------------------------------------------------------------------------------------------
Net assets                                             $114,358,134  $163,165,708  $262,027,724
------------------------------------------------------------------------------------------------
Class A Shares
Net assets                                             $ 44,384,872  $ 69,636,335  $164,054,436
Shares outstanding                                        4,128,389     6,582,291    14,847,526
Net asset value per share                              $      10.75  $      10.58  $      11.05
Offering price per share (net
 asset value per share
 plus maximum sales charge of 4.20% of offering price) $      11.22  $      11.04  $      11.53
------------------------------------------------------------------------------------------------
Class B Shares
Net assets                                             $ 14,082,341  $ 11,999,483  $ 20,427,798
Shares outstanding                                        1,308,200     1,133,967     1,853,599
Net asset value and offering price
 per share                                             $      10.76  $      10.58  $      11.02
------------------------------------------------------------------------------------------------
Class C Shares
Net assets                                             $ 15,565,495  $ 26,369,749  $ 24,137,200
Shares outstanding                                        1,449,532     2,499,477     2,188,348
Net asset value and offering price
 per share                                             $      10.74  $      10.55  $      11.03
------------------------------------------------------------------------------------------------
Class R Shares
Net assets                                             $ 40,325,426  $ 55,160,141  $ 53,408,290
Shares outstanding                                        3,742,765     5,224,161     4,845,877
Net asset value and offering price
 per share                                             $      10.77  $      10.56  $      11.02
------------------------------------------------------------------------------------------------

Net Assets Consist of:
------------------------------------------------------------------------------------------------
Capital paid-in                                        $108,307,681  $155,516,628  $246,377,951
Undistributed (Over-distribution
 of) net investment income                                  (61,966)      (88,201)     (156,327)
Accumulated net realized gain
 (loss) from investments                                    125,204    (1,231,047)      480,855
Net unrealized appreciation of
 investments                                              5,987,215     8,968,328    15,325,245
------------------------------------------------------------------------------------------------
Net assets                                             $114,358,134  $163,165,708  $262,027,724
------------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
31

Statement of Operations
Year Ended May 31, 2005

                                                                       Maryland Pennsylvania      Virginia
----------------------------------------------------------------------------------------------------------
Investment Income                                                   $5,467,287   $ 8,287,073  $12,838,984
----------------------------------------------------------------------------------------------------------
Expenses
Management fees                                                        606,066       863,264    1,331,275
12b-1 service fees - Class A                                            83,289       134,315      304,102
12b-1 distribution and service fees - Class B                          137,692       114,406      194,917
12b-1 distribution and service fees - Class C                          111,935       185,818      171,560
Shareholders' servicing agent fees and expenses                         79,297       121,281      151,730
Custodian's fees and expenses                                           40,435        50,872       70,456
Trustees' fees and expenses                                              2,590         3,653        6,078
Professional fees                                                       11,474        13,732       18,432
Shareholders' reports - printing and mailing expenses                   19,203        27,691       36,665
Federal and state registration fees                                      8,859         4,768        6,463
Other expenses                                                           5,785         7,840       11,204
----------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit                           1,106,625     1,527,640    2,302,882
  Custodian fee credit                                                  (6,671)       (4,854)     (17,316)
----------------------------------------------------------------------------------------------------------
Net expenses                                                         1,099,954     1,522,786    2,285,566
----------------------------------------------------------------------------------------------------------
Net investment income                                                4,367,333     6,764,287   10,553,418
----------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain
Net realized gain from investments                                     207,583       378,112      571,794
Net change in unrealized appreciation (depreciation) of investments  4,074,605     6,046,434   10,026,239
----------------------------------------------------------------------------------------------------------
Net realized and unrealized gain                                     4,282,188     6,424,546   10,598,033
----------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                          $8,649,521   $13,188,833  $21,151,451
----------------------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
32

Statement of Changes in Net Assets

                                                  Maryland                  Pennsylvania                  Virginia
                                         --------------------------  --------------------------  --------------------------
                                            Year Ended    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                               5/31/05       5/31/04       5/31/05       5/31/04       5/31/05       5/31/04
----------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                    $  4,367,333  $  4,452,929  $  6,764,287  $  7,110,798  $ 10,553,418  $ 11,308,622
Net realized gain from investments            207,583       226,259       378,112       267,831       571,794       727,148
Net change in unrealized appreciation
 (depreciation) of investments              4,074,605    (4,862,870)    6,046,434    (7,230,063)   10,026,239   (10,232,220)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                            8,649,521      (183,682)   13,188,833       148,566    21,151,451     1,803,550
----------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
 Class A                                   (1,716,698)   (1,556,392)   (2,907,260)   (2,937,596)   (6,711,106)   (7,101,328)
 Class B                                     (491,746)     (530,465)     (434,695)     (459,964)     (764,789)     (867,421)
 Class C                                     (540,574)     (528,158)     (944,880)     (887,620)     (886,180)     (951,545)
 Class R                                   (1,754,283)   (1,878,574)   (2,537,129)   (2,670,359)   (2,432,617)   (2,599,234)
From accumulated net realized gains
 from investments:
 Class A                                      (33,265)           --            --            --      (373,355)     (241,641)
 Class B                                      (11,480)           --            --            --       (51,105)      (35,506)
 Class C                                      (12,016)           --            --            --       (57,483)      (36,862)
 Class R                                      (32,141)           --            --            --      (130,976)      (85,099)
----------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from
 distributions to shareholders             (4,592,203)   (4,493,589)   (6,823,964)   (6,955,539)  (11,407,611)  (11,918,636)
----------------------------------------------------------------------------------------------------------------------------
Fund Share Transactions
Proceeds from sale of shares               12,546,760    15,925,560    15,673,677    15,415,514    37,663,585    26,660,856
Proceeds from shares issued to
 shareholders due to reinvestment of
 distributions                              2,867,400     2,718,271     3,673,629     3,616,350     5,781,628     5,767,755
----------------------------------------------------------------------------------------------------------------------------
                                           15,414,160    18,643,831    19,347,306    19,031,864    43,445,213    32,428,611
Cost of shares redeemed                   (12,295,269)  (11,993,445)  (17,324,346)  (20,133,290)  (29,634,066)  (36,163,520)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from Fund share transactions               3,118,891     6,650,386     2,022,960    (1,101,426)   13,811,147    (3,734,909)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets       7,176,209     1,973,115     8,387,829    (7,908,399)   23,554,987   (13,849,995)
Net assets at the beginning of year       107,181,925   105,208,810   154,777,879   162,686,278   238,472,737   252,322,732
----------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year            $114,358,134  $107,181,925  $163,165,708  $154,777,879  $262,027,724  $238,472,737
----------------------------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of)
 net investment income at the end of
 year                                    $    (61,966) $     74,002  $    (88,201) $       (426) $   (156,327) $    100,135
----------------------------------------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
33

Notes to Financial Statements

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust I (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of Nuveen Maryland Municipal Bond Fund ("Maryland"), Nuveen Pennsylvania Municipal Bond Fund ("Pennsylvania") and Nuveen Virginia Municipal Bond Fund ("Virginia") (collectively, the "Funds"), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.

The Funds seek to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

Effective January 1, 2005, Nuveen Advisory Corp. ("NAC") the Funds' previous adviser, and its affiliate, Nuveen Advisory Institutional Corp. ("NIAC"), were merged into Nuveen Asset Management ("NAM"), each wholly owned subsidiaries of Nuveen Investments, Inc. ("Nuveen"). As a result of the merger, NAM is now the Adviser to all funds previously advised by either NAC or NIAC.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Investment Valuation
The prices of municipal bonds in the Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service or, in the absence of a pricing service for a particular security, the Board of Trustees of the Funds, or its designee, may establish fair market value using a wide variety of market data including yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from securities dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant by the pricing service or the Board of Trustees' designee. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Securities purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At May 31, 2005, Pennsylvania and Virginia had outstanding when-issued purchase commitments of $2,672,822 and $4,080,935, respectively. There were no such outstanding purchase commitments in Maryland.

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend. Generally, payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. All monthly tax-exempt income dividends paid during the fiscal year ended May 31, 2005, have been designated Exempt Interest Dividends. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Flexible Sales Charge Program
Each Fund offers Class A, B, C and R Shares. Class A Shares are generally sold with an up-front sales charge and incur a .20% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur a .75% annual 12b-1 distribution fee and a ..20% annual 12b-1 service fee. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur a .55% annual 12b-1 distribution fee and a ..20% annual 12b-1 service fee. An investor purchasing Class C


----
34

Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics including inverse floating rate securities. During the fiscal year ended May 31, 2005, Maryland and Virginia invested in inverse floating rate securities for the purpose of enhancing portfolio yield. Inverse floating rate securities are identified in the Portfolio of Investments and are valued daily. The interest rate of an inverse floating rate security has an inverse relationship to the interest rate of a short-term floating rate security. Consequently, as the interest rate of the floating rate security rises, the interest rate on the inverse floating rate security declines. Conversely, as the interest rate of the floating rate security declines, the interest rate on the inverse floating rate security rises. The price of an inverse floating rate security will be more volatile than that of an otherwise comparable fixed rate security since the interest rate is dependent on an underlying fixed coupon rate or the general level of long-term interest rates as well as the short-term interest paid on the floating rate security, and because the inverse floating rate security typically bears the risk of loss of a greater face value of an underlying bond. Pennsylvania did not invest in any such instruments during the fiscal year ended May 31, 2005.

Expense Allocation
Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fund Shares

Transactions in Fund shares were as follows:

                                                              Maryland
                                         --------------------------------------------------
                                                Year Ended                Year Ended
                                                  5/31/05                   5/31/04
                                         ------------------------  ------------------------
                                              Shares        Amount      Shares        Amount
---------------------------------------------------------------------------------------------
Shares sold:
 Class A                                    701,742  $  7,424,896     851,247  $  8,967,783
 Class A - automatic conversion of
   Class B shares                            10,425       111,317          --            --
 Class B                                    146,715     1,562,918     181,559     1,933,202
 Class C                                    213,206     2,261,180     378,098     4,002,015
 Class R                                    111,604     1,186,449      97,066     1,022,560
Shares issued to shareholders due to
 reinvestment of distributions:
 Class A                                     99,004     1,048,710      84,544       894,516
 Class B                                     21,068       223,402      20,893       221,387
 Class C                                     29,255       309,486      27,635       292,219
 Class R                                    121,153     1,285,802     123,534     1,310,149
---------------------------------------------------------------------------------------------
                                          1,454,172    15,414,160   1,764,576    18,643,831
---------------------------------------------------------------------------------------------
Shares redeemed:
 Class A                                   (370,715)   (3,944,200)   (394,669)   (4,164,283)
 Class B                                   (231,050)   (2,455,461)   (215,631)   (2,275,497)
 Class B - automatic conversion to
   Class A shares                           (10,411)     (111,317)         --            --
 Class C                                   (160,185)   (1,697,474)   (244,169)   (2,565,326)
 Class R                                   (385,622)   (4,086,817)   (283,816)   (2,988,339)
---------------------------------------------------------------------------------------------
                                         (1,157,983)  (12,295,269) (1,138,285)  (11,993,445)
---------------------------------------------------------------------------------------------
Net increase                                296,189  $  3,118,891     626,291  $  6,650,386
---------------------------------------------------------------------------------------------


----
35

                                                             Pennsylvania
                                         ---------------------------------------------------
                                                 Year Ended                Year Ended
                                                  5/31/05                    5/31/04
                                         -------------------------  ------------------------
                                              Shares         Amount      Shares        Amount
---------------------------------------------------------------------------------------------
Shares sold:
 Class A                                    770,240    $ 8,040,626     735,138  $  7,594,148
 Class A - automatic conversion of
   Class B shares                             8,023         84,555          --            --
 Class B                                    119,196      1,244,249     113,633     1,175,174
 Class C                                    432,036      4,473,769     497,736     5,133,235
 Class R                                    175,235      1,830,478     146,357     1,512,957
Shares issued to shareholders due to
 reinvestment of distributions:
 Class A                                    132,135      1,372,140     129,645     1,343,663
 Class B                                     15,759        163,695      15,884       164,713
 Class C                                     41,423        429,033      38,505       398,047
 Class R                                    164,885      1,708,761     165,239     1,709,927
---------------------------------------------------------------------------------------------
                                          1,858,932     19,347,306   1,842,137    19,031,864
---------------------------------------------------------------------------------------------
Shares redeemed:
 Class A                                   (672,849)    (6,997,813) (1,043,221)  (10,737,316)
 Class B                                   (178,698)    (1,859,724)   (145,581)   (1,498,859)
 Class B - automatic conversion to
   Class A shares                            (8,023)       (84,555)         --            --
 Class C                                   (255,760)    (2,640,694)   (295,175)   (3,029,609)
 Class R                                   (553,079)    (5,741,560)   (471,832)   (4,867,506)
---------------------------------------------------------------------------------------------
                                         (1,668,409)   (17,324,346) (1,955,809)  (20,133,290)
---------------------------------------------------------------------------------------------
Net increase (decrease)                     190,523    $ 2,022,960    (113,672) $ (1,101,426)
---------------------------------------------------------------------------------------------

                                                               Virginia
                                         ---------------------------------------------------
                                                 Year Ended                Year Ended
                                                  5/31/05                    5/31/04
                                         -------------------------  ------------------------
                                              Shares         Amount      Shares        Amount
---------------------------------------------------------------------------------------------
Shares sold:
 Class A                                  2,518,463   $ 27,517,741   1,459,905  $ 15,852,410
 Class A - automatic conversion of
   Class B shares                             3,194         34,618          --            --
 Class B                                    143,844      1,563,480     280,478     3,028,562
 Class C                                    433,024      4,718,217     461,818     5,018,163
 Class R                                    352,038      3,829,529     255,637     2,761,721
Shares issued to shareholders due to
 reinvestment of distributions:
 Class A                                    297,086      3,224,623     299,038     3,244,188
 Class B                                     37,096        401,542      41,627       450,644
 Class C                                     33,918        367,560      32,517       352,177
 Class R                                    165,086      1,787,903     158,933     1,720,746
---------------------------------------------------------------------------------------------
                                          3,983,749     43,445,213   2,989,953    32,428,611
---------------------------------------------------------------------------------------------
Shares redeemed:
 Class A                                 (1,620,441)   (17,605,372) (2,082,302)  (22,532,405)
 Class B                                   (281,489)    (3,050,976)   (289,139)   (3,137,261)
 Class B - automatic conversion to
   Class A shares                            (3,202)       (34,618)         --            --
 Class C                                   (355,891)    (3,858,204)   (505,179)   (5,450,760)
 Class R                                   (467,547)    (5,084,896)   (467,129)   (5,043,094)
---------------------------------------------------------------------------------------------
                                         (2,728,570)   (29,634,066) (3,343,749)  (36,163,520)
---------------------------------------------------------------------------------------------
Net increase (decrease)                   1,255,179  $  13,811,147    (353,796) $ (3,734,909)
---------------------------------------------------------------------------------------------

3. Securities Transactions

Purchases and sales (including maturities) of investments in long-term municipal securities for the year ended May 31, 2005, were as follows:

                                            Maryland Pennsylvania    Virginia
-----------------------------------------------------------------------------
Purchases                                $11,589,456  $38,560,507 $61,261,742
Sales and maturities                       8,350,214   32,575,388  45,043,966
-----------------------------------------------------------------------------


----
36

4. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses on investments, timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At May 31, 2005, the cost of investments was as follows:

                                              Maryland  Pennsylvania      Virginia
----------------------------------------------------------------------------------
Cost of investments                      $106,617,324  $155,330,356  $245,028,830
----------------------------------------------------------------------------------

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2005, were as follows:

                                              Maryland  Pennsylvania      Virginia
----------------------------------------------------------------------------------
Gross unrealized:
 Appreciation                            $  6,356,643  $  9,074,965  $ 16,303,645
 Depreciation                                (340,159)      (35,783)     (756,194)
----------------------------------------------------------------------------------
Net unrealized appreciation of
 investments                             $  6,016,484  $  9,039,182  $ 15,547,451
----------------------------------------------------------------------------------

The tax components of undistributed net investment income and net realized gains at May 31, 2005, were as follows:

                                              Maryland  Pennsylvania      Virginia
----------------------------------------------------------------------------------
Undistributed net tax-exempt income*     $    266,870  $    413,248  $    350,244
Undistributed net ordinary income**            16,323         2,749         4,600
Undistributed net long-term capital
 gains                                        125,204            --       583,967
----------------------------------------------------------------------------------

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on May 9, 2005, paid on June 1, 2005.
** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal years ended May 31, 2005 and May 31, 2004, was designated for purposes of the dividends paid deduction as follows:

2005                                          Maryland  Pennsylvania      Virginia
----------------------------------------------------------------------------------
Distributions from net tax-exempt income $  4,461,809  $  6,813,746  $ 10,862,723
Distributions from net ordinary income**       45,291            --        34,057
Distributions from net long-term
 capital gains                                 88,902            --       612,919
----------------------------------------------------------------------------------

2004                                          Maryland  Pennsylvania      Virginia
----------------------------------------------------------------------------------
Distributions from net tax-exempt income $  4,461,777  $  6,974,173  $ 11,520,643
Distributions from net ordinary income**       12,282            --        33,965
Distributions from net long-term
 capital gains                                     --            --       399,107
----------------------------------------------------------------------------------

             ** Net ordinary income consists of taxable market
              discount income and net short-term capital gains, if any.

             At May 31, 2005, Pennsylvania had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                      Pennsylvania
             -----------------------------------------------------
             Expiration year:
              2009                                      $1,038,026
              2010                                         193,021
             -----------------------------------------------------
             Total                                      $1,231,047
             -----------------------------------------------------


----
37

5. Management Fee and Other Transactions with Affiliates

As approved by the Board of Trustees, effective August 1, 2004, a complex-wide management fee structure was adopted for all funds sponsored by the Adviser, or its predecessor and its affiliates. This fee structure separates each fund's management fee into two components -- a complex-level component, based on the aggregate amount of all fund assets managed by the Adviser, and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser. Under no circumstances will this pricing structure result in a fund paying management fees at a rate higher than would otherwise have been applicable had the complex-wide management fee structure not been implemented. As of June 30, 2005, the complex-level fee rate was .1900%; that is the funds' effective management fees were reduced by approximately .0100%.

Effective August 1, 2004, the annual fund-level fee, payable monthly, for each of the Funds is based upon the average daily net assets of each Fund as follows:

              Average Daily Net Assets       Fund-Level Fee Rate
              ---------------------------------------------------
              For the first $125 million                   .3500%
              For the next $125 million                    .3375
              For the next $250 million                    .3250
              For the next $500 million                    .3125
              For the next $1 billion                      .3000
              For the next $3 billion                      .2750
              For net assets over $5 billion               .2500
              ---------------------------------------------------

Effective August 1, 2004, the annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as follows:

       Complex-Level Assets /(1)/                Complex-Level Fee Rate
       -----------------------------------------------------------------
       For the first $55 billion                                  .2000%
       For the next $1 billion                                    .1800
       For the next $1 billion                                    .1600
       For the next $3 billion                                    .1425
       For the next $3 billion                                    .1325
       For the next $3 billion                                    .1250
       For the next $5 billion                                    .1200
       For the next $5 billion                                    .1175
       For the next $15 billion                                   .1150
       For Managed Assets over $91 billion /(2)/                  .1400
       -----------------------------------------------------------------

(1)The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.
(2)With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

Each Fund paid through July 31, 2004, an annual management fee, payable monthly, at the rates set forth below, which were based upon the average daily net assets of each Fund as follows:

              Average Daily Net Assets       Management Fee Rate
              ---------------------------------------------------
              For the first $125 million                   .5500%
              For the next $125 million                    .5375
              For the next $250 million                    .5250
              For the next $500 million                    .5125
              For the next $1 billion                      .5000
              For the next $3 billion                      .4750
              For net assets over $5 billion               .4500
              ---------------------------------------------------

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.


----
38

The Adviser may voluntarily reimburse expenses in any of the Funds. Voluntary reimbursements may be terminated at any time at the Adviser's discretion.

During the year ended May 31, 2005, Nuveen (the "Distributor"), a wholly owned subsidiary of Nuveen, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                                             Maryland Pennsylvania Virginia
    -----------------------------------------------------------------------
    Sales charges collected (unaudited)      $111,893     $110,086 $266,636
    Paid to authorized dealers (unaudited)     96,935       96,717  232,638
    -----------------------------------------------------------------------

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the fiscal year ended May 31, 2005, the Distributor compensated authorized dealers directly with commission advances at the time of purchase as follows:

                                             Maryland Pennsylvania Virginia
    -----------------------------------------------------------------------
    Commission advances (unaudited)           $78,678      $88,588 $133,838
    -----------------------------------------------------------------------

To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the fiscal year ended May 31, 2005, the Distributor retained such 12b-1 fees as follows:

                                             Maryland Pennsylvania Virginia
    -----------------------------------------------------------------------
    12b-1 fees retained (unaudited)          $135,944     $127,482 $185,732
    -----------------------------------------------------------------------

The remaining 12b-1 fees charged to the Funds were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the fiscal year ended May 31, 2005, as follows:

                                             Maryland Pennsylvania Virginia
    -----------------------------------------------------------------------
    CDSC retained (unaudited)                 $49,826      $15,819  $59,729
    -----------------------------------------------------------------------

6. Announcement Regarding Parent Company of Adviser

In early April, 2005, The St. Paul Travelers Companies, Inc. ("St. Paul Travelers"), which owned 79% of Nuveen, (A) completed a public offering of a substantial portion of its equity stake in Nuveen, (B) sold Nuveen $200 million of its Nuveen shares, (C) entered into an agreement with Nuveen to sell an additional $400 million of its Nuveen shares on a "forward" basis with payment for and settlement of these shares delayed for several months, and (D) entered into agreements with two unaffiliated investment banking firms to sell an amount equal to most or all of its remaining Nuveen shares for current payment but for future settlement. The settlement of transactions (C) and (D) above would likely be deemed an "assignment" (as defined in the 1940 Act) of the investment management agreements between the Funds and the Adviser, which would result in the automatic termination of each agreement under the 1940 Act. The Board of Trustees will consider approval of new ongoing investment management agreements for each Fund and the submission of those agreements for approval by each respective Fund's shareholders. Those agreements, if approved by a Fund's shareholders, would take effect upon such approval. There can be no assurance that these approvals will be obtained.

7. Subsequent Event -- Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on July 1, 2005, to shareholders of record on June 9, 2005, as follows:

                                             Maryland Pennsylvania Virginia
    -----------------------------------------------------------------------
    Dividend per share:
     Class A                                   $.0360       $.0375   $.0360
     Class B                                    .0295        .0310    .0295
     Class C                                    .0315        .0330    .0310
     Class R                                    .0380        .0395    .0380
    -----------------------------------------------------------------------


----
39

Financial Highlights

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                             Investment Operations        Less Distributions
                          ---------------------------  -----------------------                    -------


MARYLAND




                                           Net
              Beginning         Net  Realized/             Net                  Ending             Ending
                    Net     Invest- Unrealized         Invest-                     Net                Net
Year Ended        Asset        ment       Gain            ment  Capital          Asset     Total   Assets
May 31,           Value   Income(a)     (Loss)   Total  Income    Gains   Total  Value Return(b)    (000)
----------------------------------------------------------------------------------------------------------
Class A (9/94)
   2005          $10.36        $.43      $ .41  $ .84    $(.44)   $(.01) $(.45) $10.75      8.21% $44,385
   2004           10.83         .45       (.47)  (.02)    (.45)      --   (.45)  10.36      (.15)  38,219
   2003           10.24         .48        .60   1.08     (.49)      --   (.49)  10.83     10.74   34,069
   2002           10.14         .50        .09    .59     (.49)      --   (.49)  10.24      5.88   29,178
   2001            9.55         .48        .58   1.06     (.47)      --   (.47)  10.14     11.36   26,137
Class B (3/97)
   2005           10.38         .35        .40    .75     (.36)    (.01)  (.37)  10.76      7.31   14,082
   2004           10.84         .37       (.45)  (.08)    (.38)      --   (.38)  10.38      (.78)  14,340
   2003           10.26         .40        .59    .99     (.41)      --   (.41)  10.84      9.81   15,125
   2002           10.15         .42        .10    .52     (.41)      --   (.41)  10.26      5.18   10,588
   2001            9.56         .41        .58    .99     (.40)      --   (.40)  10.15     10.53    6,474
Class C (9/94)
   2005           10.35         .37        .41    .78     (.38)    (.01)  (.39)  10.74      7.67   15,565
   2004           10.82         .39       (.46)  (.07)    (.40)      --   (.40)  10.35      (.66)  14,158
   2003           10.24         .42        .59   1.01     (.43)      --   (.43)  10.82     10.08   13,049
   2002           10.14         .44        .09    .53     (.43)      --   (.43)  10.24      5.32    7,925
   2001            9.56         .43        .57   1.00     (.42)      --   (.42)  10.14     10.64    6,046
Class R (2/92)
   2005           10.39         .45        .40    .85     (.46)    (.01)  (.47)  10.77      8.33   40,325
   2004           10.85         .47       (.45)   .02     (.48)      --   (.48)  10.39       .17   40,465
   2003           10.27         .50        .59   1.09     (.51)      --   (.51)  10.85     10.86   42,967
   2002           10.16         .52        .10    .62     (.51)      --   (.51)  10.27      6.20   40,444
   2001            9.58         .50        .57   1.07     (.49)      --   (.49)  10.16     11.41   40,619
----------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                Ratios/Supplemental Data
              -------------------------------------------------------------------
                Before Credit/         After          After Credit/
                Reimbursement     Reimbursement(c)   Reimbursement(d)
MARYLAND      -----------------  -----------------  -----------------
                          Ratio              Ratio              Ratio
                         of Net             of Net             of Net
                        Invest-            Invest-            Invest-
              Ratio of     ment  Ratio of     ment  Ratio of     ment
              Expenses   Income  Expenses   Income  Expenses   Income
                    to       to        to       to        to       to
               Average  Average   Average  Average   Average  Average  Portfolio
Year Ended         Net      Net       Net      Net       Net      Net   Turnover
May 31,         Assets   Assets    Assets   Assets    Assets   Assets       Rate
---------------------------------------------------------------------------------
Class A (9/94)
   2005            .89%    4.01%      .89%    4.01%      .89%    4.02%         8%
   2004            .92     4.25       .92     4.25       .91     4.26          8
   2003            .93     4.53       .93     4.53       .91     4.55         12
   2002            .97     4.84       .97     4.84       .96     4.85          4
   2001           1.00     4.82      1.00     4.82       .98     4.84         28
Class B (3/97)
   2005           1.64     3.26      1.64     3.26      1.64     3.27          8
   2004           1.67     3.50      1.67     3.50      1.66     3.51          8
   2003           1.68     3.78      1.68     3.78      1.66     3.79         12
   2002           1.72     4.08      1.72     4.08      1.71     4.09          4
   2001           1.74     4.08      1.74     4.08      1.73     4.09         28
Class C (9/94)
   2005           1.44     3.46      1.44     3.46      1.44     3.47          8
   2004           1.47     3.70      1.47     3.70      1.46     3.71          8
   2003           1.48     3.98      1.48     3.98      1.46     3.99         12
   2002           1.52     4.28      1.52     4.28      1.51     4.29          4
   2001           1.55     4.28      1.55     4.28      1.53     4.29         28
Class R (2/92)
   2005            .69     4.21       .69     4.21       .69     4.22          8
   2004            .72     4.45       .72     4.45       .71     4.46          8
   2003            .73     4.73       .73     4.73       .71     4.75         12
   2002            .77     5.03       .77     5.03       .76     5.05          4
   2001            .80     5.03       .80     5.03       .78     5.04         28
---------------------------------------------------------------------------------

(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.

                                See accompanying notes to financial statements.

----
40

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                                                      Investment Operations       Less Distributions
                                                   ---------------------------  ----------------------


PENNSYLVANIA




                                                                    Net
                                         Beginning       Net  Realized/             Net                 Ending
                                               Net   Invest- Unrealized         Invest-                    Net
                                             Asset      ment       Gain            ment  Capital         Asset     Total
Year Ended May 31,                           Value Income(a)     (Loss)   Total  Income    Gains  Total  Value Return(b)
--------------------------------------------------------------------------------------------------------------------------
Class A (10/86)
 2005                                       $10.16      $.45     $  .42  $ .87    $(.45)    $ -- $(.45) $10.58      8.72%
 2004                                        10.60       .47       (.45)   .02     (.46)      --  (.46)  10.16       .16
 2003                                        10.16       .48        .45    .93     (.49)      --  (.49)  10.60      9.36
 2002                                        10.06       .51        .11    .62     (.52)      --  (.52)  10.16      6.39
 2001                                         9.38       .53        .66   1.19     (.51)      --  (.51)  10.06     12.81
Class B (2/97)
 2005                                        10.16       .37        .42    .79     (.37)      --  (.37)  10.58      7.94
 2004                                        10.61       .39       (.46)  (.07)    (.38)      --  (.38)  10.16      (.63)
 2003                                        10.17       .40        .46    .86     (.42)      --  (.42)  10.61      8.59
 2002                                        10.07       .44        .11    .55     (.45)      --  (.45)  10.17      5.54
 2001                                         9.40       .46        .65   1.11     (.44)      --  (.44)  10.07     11.97
Class C (2/94)
 2005                                        10.13       .39        .43    .82     (.40)      --  (.40)  10.55      8.19
 2004                                        10.57       .41       (.45)  (.04)    (.40)      --  (.40)  10.13      (.37)
 2003                                        10.14       .42        .44    .86     (.43)      --  (.43)  10.57      8.70
 2002                                        10.04       .46        .11    .57     (.47)      --  (.47)  10.14      5.74
 2001                                         9.37       .48        .65   1.13     (.46)      --  (.46)  10.04     12.21
Class R (2/97)
 2005                                        10.14       .47        .42    .89     (.47)      --  (.47)  10.56      8.99
 2004                                        10.58       .49       (.45)   .04     (.48)      --  (.48)  10.14       .39
 2003                                        10.15       .50        .44    .94     (.51)      --  (.51)  10.58      9.52
 2002                                        10.05       .54        .11    .65     (.55)      --  (.55)  10.15      6.53
 2001                                         9.38       .55        .65   1.20     (.53)      --  (.53)  10.05     13.01
--------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                                                  Ratios/Supplemental Data
                                         --------------------------------------------------------------------------
                                                   Before Credit/         After          After Credit/
                                                   Reimbursement     Reimbursement(c)   Reimbursement(d)
PENNSYLVANIA                                     -----------------  -----------------  -----------------
                                                             Ratio              Ratio              Ratio
                                                            of Net             of Net             of Net
                                                           Invest-            Invest-            Invest-
                                                 Ratio of     ment  Ratio of     ment  Ratio of     ment
                                                 Expenses   Income  Expenses   Income  Expenses   Income
                                          Ending       to       to        to       to        to       to
                                             Net  Average  Average   Average  Average   Average  Average  Portfolio
                                          Assets      Net      Net       Net      Net       Net      Net   Turnover
Year Ended May 31,                         (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
--------------------------------------------------------------------------------------------------------------------
Class A (10/86)
 2005                                    $69,636      .89%    4.31%      .89%    4.31%      .88%    4.31%        21%
 2004                                     64,455      .90     4.51       .90     4.51       .90     4.52          6
 2003                                     69,120      .92     4.63       .92     4.63       .91     4.63         15
 2002                                     64,526      .97     5.04       .97     5.04       .96     5.05         16
 2001                                     60,278     1.00     5.37      1.00     5.37       .98     5.38         21
Class B (2/97)
 2005                                     11,999     1.64     3.56     `1.64     3.56      1.63     3.56         21
 2004                                     12,051     1.65     3.76      1.65     3.76      1.65     3.77          6
 2003                                     12,747     1.66     3.87      1.66     3.87      1.66     3.88         15
 2002                                     11,691     1.72     4.28      1.72     4.28      1.71     4.29         16
 2001                                      9,440     1.75     4.62      1.75     4.62      1.73     4.63         21
Class C (2/94)
 2005                                     26,370     1.44     3.76      1.44     3.76      1.43     3.76         21
 2004                                     23,124     1.45     3.96      1.45     3.96      1.45     3.97          6
 2003                                     21,579     1.46     4.08      1.46     4.08      1.45     4.09         15
 2002                                     14,028     1.52     4.47      1.52     4.47      1.51     4.49         16
 2001                                     10,152     1.55     4.82      1.55     4.82      1.53     4.83         21
Class R (2/97)
 2005                                     55,160      .69     4.51       .69     4.51       .68     4.52         21
 2004                                     55,148      .70     4.71       .70     4.71       .70     4.72          6
 2003                                     59,240      .72     4.83       .72     4.83       .71     4.83         15
 2002                                     56,836      .77     5.24       .77     5.24       .76     5.25         16
 2001                                     55,290      .80     5.57       .80     5.57       .78     5.58         21
--------------------------------------------------------------------------------------------------------------------

(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.

                                See accompanying notes to financial statements.

----
41

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                                                      Investment Operations        Less Distributions
                                                   ---------------------------  -----------------------


VIRGINIA




                                                                    Net
                                         Beginning       Net  Realized/             Net                   Ending
                                               Net   Invest- Unrealized         Invest-                      Net
                                             Asset      ment       Gain            ment  Capital           Asset     Total
Year Ended May 31,                           Value Income(a)     (Loss)   Total  Income    Gains   Total   Value Return(b)
----------------------------------------------------------------------------------------------------------------------------
Class A (3/86)
 2005                                       $10.62      $.47      $ .47  $ .94    $(.48)   $(.03) $(.51) $11.05       9.02%
 2004                                        11.06       .51       (.42)   .09     (.51)    (.02)  (.53)  10.62        .84
 2003                                        10.65       .52        .44    .96     (.53)    (.02)  (.55)  11.06       9.26
 2002                                        10.69       .55       (.06)   .49     (.53)      --   (.53)  10.65       4.69
 2001                                        10.10       .54        .58   1.12     (.53)      --   (.53)  10.69      11.27
Class B (2/97)
 2005                                        10.59       .39        .47    .86     (.40)    (.03)  (.43)  11.02       8.26
 2004                                        11.04       .42       (.41)   .01     (.44)    (.02)  (.46)  10.59        .02
 2003                                        10.63       .44        .45    .89     (.46)    (.02)  (.48)  11.04       8.49
 2002                                        10.67       .46       (.05)   .41     (.45)      --   (.45)  10.63       3.93
 2001                                        10.10       .46        .56   1.02     (.45)      --   (.45)  10.67      10.26
Class C (10/93)
 2005                                        10.60       .41        .47    .88     (.42)    (.03)  (.45)  11.03       8.44
 2004                                        11.04       .44       (.41)   .03     (.45)    (.02)  (.47)  10.60        .28
 2003                                        10.63       .46        .44    .90     (.47)    (.02)  (.49)  11.04       8.67
 2002                                        10.67       .49       (.06)   .43     (.47)      --   (.47)  10.63       4.13
 2001                                        10.10       .48        .57   1.05     (.48)      --   (.48)  10.67      10.50
Class R (2/97)
 2005                                        10.59       .49        .48    .97     (.51)    (.03)  (.54)  11.02       9.28
 2004                                        11.04       .53       (.42)   .11     (.54)    (.02)  (.56)  10.59        .97
 2003                                        10.63       .54        .45    .99     (.56)    (.02)  (.58)  11.04       9.52
 2002                                        10.67       .57       (.05)   .52     (.56)      --   (.56)  10.63       4.93
 2001                                        10.10       .56        .56   1.12     (.55)      --   (.55)  10.67      11.32
----------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                                                   Ratios/Supplemental Data
                                         ----------------------------------------------------------------------------
                                                     Before Credit/         After          After Credit/
                                                     Reimbursement     Reimbursement(c)   Reimbursement(d)
VIRGINIA                                           -----------------  -----------------  -----------------
                                                               Ratio              Ratio              Ratio
                                                              of Net             of Net             of Net
                                                             Invest-            Invest-            Invest-
                                                   Ratio of     ment  Ratio of     ment  Ratio of     ment
                                                   Expenses   Income  Expenses   Income  Expenses   Income
                                            Ending       to       to        to       to        to       to
                                               Net  Average  Average   Average  Average   Average  Average  Portfolio
                                            Assets      Net      Net       Net      Net       Net      Net   Turnover
Year Ended May 31,                           (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
----------------------------------------------------------------------------------------------------------------------
Class A (3/86)
 2005                                    $164,054       .86%    4.32%      .86%    4.32%      .85%    4.33%        18%
 2004                                     144,911       .87     4.65       .87     4.65       .86     4.66         10
 2003                                     154,509       .88     4.82       .88     4.82       .87     4.84         16
 2002                                     141,987       .89     5.08       .89     5.08       .88     5.09         11
 2001                                     136,248       .91     5.14       .91     5.14       .90     5.14         17
Class B (2/97)
 2005                                      20,428      1.61     3.58      1.61     3.58      1.60     3.59         18
 2004                                      20,735      1.62     3.90      1.62     3.90      1.61     3.91         10
 2003                                      21,242      1.63     4.07      1.63     4.07      1.62     4.08         16
 2002                                      16,461      1.64     4.33      1.64     4.33      1.63     4.34         11
 2001                                      13,094      1.66     4.38      1.66     4.38      1.65     4.39         17
Class C (10/93)
 2005                                      24,137      1.41     3.77      1.41     3.77      1.40     3.78         18
 2004                                      22,017      1.42     4.10      1.42     4.10      1.41     4.11         10
 2003                                      23,054      1.43     4.27      1.43     4.27      1.42     4.28         16
 2002                                      16,933      1.44     4.53      1.44     4.53      1.43     4.54         11
 2001                                      15,468      1.46     4.59      1.46     4.59      1.45     4.59         17
Class R (2/97)
 2005                                      53,408       .66     4.53       .66     4.53       .65     4.54         18
 2004                                      50,810       .67     4.85       .67     4.85       .66     4.86         10
 2003                                      53,519       .68     5.02       .68     5.02       .67     5.04         16
 2002                                      50,502       .69     5.28       .69     5.28       .68     5.29         11
 2001                                      52,203       .71     5.34       .71     5.34       .71     5.34         17
----------------------------------------------------------------------------------------------------------------------

(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.

                                See accompanying notes to financial statements.

----
42

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Nuveen Multistate Trust I:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Nuveen Maryland Municipal Bond Fund, Nuveen Pennsylvania Municipal Bond Fund and Nuveen Virginia Municipal Bond Fund (each a series of the Nuveen Multistate Trust I, hereafter referred to as the "Funds") at May 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of the Funds for the year ended May 31, 2001 were audited by other independent auditors who have ceased operations. Those independent auditors expressed an unqualified opinion in the report dated July 11, 2001.

PricewaterhouseCoopers LLP

Chicago, IL
July 28, 2005


----
43

            ANNUAL INVESTMENT MANAGEMENT AGREEMENT APPROVAL PROCESS

   At a meeting held on May 10-12, 2005, the Board of Trustees of the Funds, including the independent trustees, unanimously approved the Investment Management Agreement between each Fund and NAM (the "Adviser").

The Approval Process

   To assist the Board in its evaluation of an advisory contract with the Adviser, the independent trustees received a report in adequate time in advance of their meeting which outlined, among other things, the services provided by the Adviser; the organization of the Adviser, including the responsibilities of various departments and key personnel; the respective Fund's past performance as well as the Fund's performance compared to funds of similar investment objectives compiled by an independent third party (a "Peer Group") as described below; the profitability of the Adviser and certain industry profitability analyses for advisers to unaffiliated investment companies; the expenses of the Adviser in providing the various services; the advisory fees of the Adviser, including comparisons of such fees with the management fees of comparable funds in its Peer Group as well as comparisons of the Adviser's management fees with the fees the Adviser assesses to other types of investment products or accounts, if any; the soft dollar practices of the Adviser; and the expenses of each Fund, including comparisons of the Fund's expense ratios (after any fee waivers) with the expense ratios of its Peer Group. This information supplements that received by the Board throughout the year regarding Fund performance, expense ratios, portfolio composition, trade execution and sales activity.

   In addition to the foregoing materials, independent legal counsel to the independent trustees provided, in advance of the meeting, a legal memorandum outlining, among other things, the duties of the trustees under the 1940 Act as well as the general principles of relevant state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; an adviser's fiduciary duty with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards of directors have fulfilled their duties and factors to be considered by the board in voting on advisory agreements.

   At the Board meeting, the Adviser made a presentation to and responded to questions from the Board. After the presentations and after reviewing the written materials, the independent trustees met privately with their legal counsel to review the Board's duties in reviewing advisory contracts and consider the renewal of the advisory contracts. It is with this background that the trustees considered the advisory contracts with the Adviser. The independent trustees, in consultation with independent counsel, reviewed the factors set out in judicial decisions and SEC directives relating to the renewal of advisory contracts. As outlined in more detail below, the trustees considered all factors they believed relevant with respect to each Fund, including the following: (a) the nature, extent and quality of the services to be provided by the Adviser; (b) the investment performance of the Fund and the Adviser; (c) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund;
(d) the extent to which economies of scale would be realized as the Fund grows; and (e) whether fee levels reflect these economies of scale for the benefit of Fund investors.

A. Nature, Extent and Quality of Services

   In evaluating the nature, extent and quality of the Adviser's services, the trustees reviewed information concerning the types of services that the Adviser or its affiliates provide and are expected to provide to the Funds; narrative and statistical information concerning the respective Fund's performance record and how such performance compares to the Fund's Peer Group; information describing the Adviser's organization and its various departments, the experience and responsibilities of key personnel, and available resources. In the discussion of key personnel, the trustees received materials regarding the changes or additions in personnel of the Adviser. The trustees further noted the willingness of the personnel of the Adviser to engage in open, candid discussions with the Board. The trustees further considered the quality of the Adviser's investment process in making portfolio management decisions, including any refinements or improvements to the portfolio management processes, enhancements to technology and systems that are available to portfolio managers, and any additions of new personnel which may strengthen or expand the research and investment capabilities of the Adviser. In their review of advisory contracts for the fixed income funds, the trustees also noted that Nuveen won the Lipper Award for Best Fund Family: Fixed Income-Large Asset Class, for 2004. Given the trustees' experience with the Funds, other Nuveen funds and the Adviser, the trustees noted that they were familiar with and continue to have a good understanding of the organization, operations and personnel of the Adviser.

   In addition to advisory services, the independent trustees considered the quality of the administrative or non-advisory services provided. In this regard, the Adviser provides the Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by others for the Funds) and officers and other personnel as are necessary for the operations of the respective Fund. In addition to investment management services, the Adviser and its affiliates provide each Fund with a wide range of services, including: preparing shareholder reports; providing daily accounting; providing quarterly financial statements; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; providing legal support (such as helping to prepare registration statements, amendments thereto and proxy statements and responding to regulatory inquiries); and performing other Fund administrative tasks necessary for the operation of the Fund (such as tax reporting and fulfilling regulatory filing requirements). In addition, in evaluating the administrative services, the trustees considered, in particular, the Adviser's policies and procedures for assuring compliance with applicable laws and regulations in light of the new SEC regulations governing compliance. The trustees noted the Adviser's focus on compliance and its compliance systems. In their review, the trustees considered, among other things, the additions of experienced personnel to the


----
44

Adviser's compliance group and modifications and other enhancements to the Adviser's computer systems. In addition to the foregoing, the trustees also noted that the Adviser outsources certain services that cannot be replicated without significant costs or at the same level of expertise. Such outsourcing has been a beneficial and efficient use of resources by keeping expenses low while obtaining quality services.

   With respect to services provided to the Funds, the trustees also noted, among other things, the enhancements the Adviser has implemented to its municipal portfolio management processes (e.g., the increased use of benchmarks to guide and assess the performance of its portfolio managers); the implementation of a risk management program; and the various initiatives being undertaken to enhance or modify the Adviser's computer systems as necessary to support the innovations of the municipal investment team (such as, the ability to assess certain historical data in order to create customized benchmarks, perform attribution analysis and facilitate the use of derivatives as hedging instruments).

   Based on their review, the trustees found that, overall, the nature, extent and quality of services provided (and expected to be provided) to the respective Funds under the Investment Management Agreements were of a high level and were quite satisfactory.

B. The Investment Performance of the Fund and the Adviser

   As previously noted, the Board received a myriad of performance information regarding each Fund and its Peer Group, if available. Among other things, the Board received materials reflecting a Fund's historic performance and the Fund's performance compared to its Peer Group if available. Further, in evaluating the performance information, in certain limited instances, the Trustees noted that the closest Peer Group for a Fund still would not adequately reflect such Fund's investment objectives and strategies, thereby limiting the usefulness of the comparisons of such Fund's performance with that of the Peer Group. The trustees evaluated, among other things, a Fund's one, three and five year total returns (as available) for the periods ending December 31, 2004 relative to the unaffiliated funds in its respective Peer Group (including the returns of individual peers as well as the Peer Group average) as well as additional performance information with respect to all funds in the Peer Group. Based on their review, the trustees determined that each Fund's absolute and relative investment performance over time had been satisfactory.

C. Fees, Expenses and Profitability

   1. Fees and Expenses

   In evaluating the management fees and expenses that a Fund is expected to bear, the trustees considered the respective Fund's current management fee structure and the Fund's expected expense ratios in absolute terms as well as compared with the fees and respective expense ratios of the unaffiliated funds in its Peer Group. The trustees reviewed the financial information of the Adviser, including its respective revenues, expenses and profitability. In reviewing fees, the trustees, among other things, reviewed comparisons of the Fund's gross management fees (fees after fund-level and complex-wide level breakpoints but before reimbursement and fee waivers), net management fees (after breakpoints and reimbursements and fee waivers) and total expense ratios (before and after waivers) with those of the unaffiliated funds in its Peer Group and peer averages. In this regard, the trustees noted that the relative ranking of the Nuveen Funds on fees and expenses was aided by the significant level of fee reductions provided by the fund-level and complex-wide breakpoint schedules, and the fee waivers and reimbursements provided by Nuveen for certain Funds launched since 1999. The complex-wide breakpoint schedule was instituted in 2004 and is described in further detail below in Section D entitled "Economies of Scale." In addition to the foregoing, in their review of the fee and expense information provided for the municipal funds, including, in particular, the expense ratios of the unaffiliated funds in the Peer Group, the trustees determined that such Funds' net total expense ratios were within an acceptable range compared to such peers.

   2. Comparisons with the Fees of Other Clients

   The trustees further compared the fees of the Adviser to the fees the Adviser or an affiliate thereof assessed for other types of clients. Such other clients included clients investing in municipal funds, such as municipal managed accounts. With respect to municipal managed accounts, the advisory fees for such accounts are generally lower than those charged to the comparable Fund. The trustees noted, however, the additional services that are provided and the costs incurred by Nuveen in managing and operating registered investment companies, such as the Funds, compared to individually managed separate accounts. For instance, as described above, the Adviser and its affiliates provide numerous services to the Funds including, but not limited to, preparing shareholder reports; providing daily accounting; preparing quarterly financial statements; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; providing legal support; and administering all other aspects of the Fund's operations. Further, the trustees noted the increased compliance requirements for funds in light of new SEC regulations and other legislation. These services are generally not required to the same extent, if at all, for separate accounts. In addition to the differences in services, the trustees also considered, among other things, the differences in product distribution, investor profiles and account sizes. Accordingly, the trustees believe that the nature and number of services provided to operate a Fund merit the higher fees than those to separate managed accounts.

   3. Profitability of the Adviser

   In conjunction with its review of fees, the trustees also considered the profitability of the Adviser. The trustees reviewed the Adviser's revenues, expenses and profitability margins (on both a pre-tax and after-tax basis). In reviewing profitability, the trustees


----
45
recognized that one of the most difficult issues in determining profitability is establishing a method of allocating expenses. Accordingly, the trustees reviewed the Adviser's assumptions and methodology of allocating expenses. In this regard, the methods of allocation used appeared reasonable but the Board noted the inherent limitations in allocating costs among various advisory products. The trustees also recognized that individual fund or product line profitability of other advisers is generally not publicly available. Further, profitability may be affected by numerous factors including the types of funds managed, expense allocations, business mix, etc., and therefore comparability of profitability is somewhat limited. Nevertheless, to the extent available, the trustees considered the Adviser's profit margin compared to the profitability of various publicly-traded investment management companies and/or investment management companies that publicly disclose some or all of their financial results compiled by three independent third-party service providers. The trustees also reviewed the revenues, expenses and profit margins of various unaffiliated advisory firms with similar amounts of assets under management for the last year prepared by the Adviser. Based on their review, the trustees were satisfied that the Adviser's level of profitability from its relationship with each Fund was reasonable in light of the services provided.

   In evaluating the reasonableness of the compensation, the Trustees also considered any other revenues paid to the Adviser as well as any indirect benefits (such as soft dollar arrangements, if any) the Adviser and its affiliates are expected to receive that are directly attributable to their management of the Funds, if any. See Section E below for additional information. Based on their review of the overall fee arrangements of the applicable Fund, the trustees determined that the advisory fees and expenses of the respective Fund were reasonable.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

   In reviewing the compensation, the trustees have long understood the benefits of economies of scale as the assets of a fund grows and have sought to ensure that shareholders share in these benefits. One method for shareholders to share in economies of scale is to include breakpoints in the advisory fee schedules that reduce fees as fund assets grow. Accordingly, the trustees received and reviewed the schedules of advisory fees for each Fund, including fund-level breakpoints thereto. In addition, after lengthy negotiations with management, the Board in May, 2004 approved a complex-wide fee arrangement pursuant to which fees of the funds in the Nuveen complex, including the Funds, are reduced as the assets in the fund complex reach certain levels. The complex-wide fee arrangement was introduced on August 1, 2004 and the trustees reviewed data regarding the reductions of fees for the Funds for the period of August 1, 2004 to December 31, 2004. In evaluating the complex-wide fee arrangement, the trustees considered, among other things, the historic and expected fee savings to shareholders as assets grow, the amount of fee reductions at various asset levels, and that the arrangement would extend to all Funds in the Nuveen complex. The trustees also considered the impact, if any, the complex-wide fee arrangement may have on the level of services provided. Based on their review, the trustees concluded that the breakpoint schedule and complex-wide fee arrangement currently was acceptable and desirable in providing benefits from economies of scale to shareholders.

E. Indirect Benefits

   In evaluating fees, the trustees also considered any indirect benefits or profits the Adviser or its affiliates may receive as a result of its relationship with each Fund. In this regard, the trustees considered any benefits from soft dollar arrangements. The trustees noted that although the Adviser manages a large amount of assets, it has very little, if any, brokerage to allocate. This is due to the fact that the Adviser typically manages the portfolios of the municipal funds in the Nuveen complex and municipal bonds generally trade on a principal basis. Accordingly, the Adviser does not currently have any soft dollar arrangements and does not pay excess brokerage commissions (or spreads on principal transactions) in order to receive research services.

   In addition to soft dollar arrangements, the trustees also considered any other revenues, if any, received by the Adviser or its affiliates. In this regard, for Funds with 12b-1 plans, the trustees received and considered the amount 12b-1 fees retained by Nuveen during the last calendar year. The trustees noted that the vast majority of the 12b-1 fees received by Nuveen are ultimately paid to other financial advisers.

F. Other Considerations

   Nuveen, until recently, was a majority owned subsidiary of St. Paul Travelers. As noted, St. Paul earlier this year announced its intention to divest its equity stake in Nuveen. Nuveen is the parent of the Adviser. Pursuant to a series of transactions, St. Paul has begun to reduce its interest in Nuveen which will ultimately result in a change of control of Nuveen and therefore the Adviser. As mandated by the 1940 Act, such a change in control would result in an assignment of the advisory agreement with the Adviser and the automatic termination of such agreement. Accordingly, the Board also considered the approval of a New Investment Management Agreement with each Fund in light of, and which would take effect upon, the anticipated change of control. More specifically, the Board considered for each Fund a New Investment Management Agreement on substantially identical terms to the existing Investment Management Agreement, to take effect after the change of control has occurred and the contract has been approved by Fund shareholders. In its review, the Board considered whether the various transactions necessary to divest St. Paul's interest will have an impact on the various factors they considered in approving the Adviser, such as the scope and quality of services to be provided following the change of control. In reviewing the St. Paul transactions, the Board considered, among other things, the impact, if any, on the operations and organizational structure of the Adviser; the possible benefits and costs of the transactions to the respective Fund; the potential implications of any arrangements used by the Adviser to finance certain of the


----
46
transactions; the ability of the Adviser to perform its duties after the transactions; whether a Fund's fee structure or expense ratio would change; any changes to the current practices of the respective Fund; any changes to the terms of the advisory agreement; and any anticipated changes to the operations of the Adviser. Based on its review, the Board determined that St. Paul's divestiture would not affect the nature and quality of services provided by the Adviser, the terms of the Investment Management Agreements, including the fees thereunder, and would not materially affect the organization or operations of the Adviser. Accordingly, the Board determined that their analysis of the various factors regarding their approval of the Adviser would continue to apply after the change of control.

G. Approval

   The trustees did not identify any single factor discussed previously as all-important or controlling. The trustees, including a majority of independent trustees, concluded that the terms of the Investment Management Agreements were fair and reasonable, that the Adviser's fees are reasonable in light of the services provided to each Fund, that the renewal of the Investment Management Agreements should be approved, and that the new, post-change of control Investment Management Agreements be approved and recommended to shareholders.


----
47

                                     Notes

--------------------------------------------------------------------------------
48

  Trustees and Officers
================================================================================


The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Trustees of the Funds. The number of trustees of the Funds is currently set at nine. None of the trustees who are not "interested" persons of the Funds has ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

The Funds' Statement of Additional Information ("SAI") includes more information about the Trustees. To request a free copy, call Nuveen Investments at (800) 257-8787.

                                                                                                            Number of
                                                                                                          Portfolios in
Name,                        Position(s)      Year First    Principal Occupation(s)                       Fund Complex
Birthdate                    Held with        Elected or    Including other Directorships                  Overseen by
and Address                  the Funds       Appointed/(2)/ During Past 5 Years                              Trustee
-----------------------------------------------------------------------------------------------------------------------

Trustee who is an interested person of the Funds:


-----------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger/(1)/ Chairman of the     1994       Chairman and Director (since 1996) of Nuveen       155
3/28/49                      Board and                      Investments, Inc. and Nuveen Investments,
333 W. Wacker Drive          Trustee                        LLC; Director (since 1992) and Chairman
Chicago, IL 60606                                           (since 1996) of Nuveen Advisory Corp. and
                                                            Nuveen Institutional Advisory Corp./4/;
                                                            Chairman and Director (since 1997) of Nuveen
                                                            Asset Management; Director (since 1996) of
                                                            Institutional Capital Corporation; Chairman
                                                            and Director (since 1999) of Rittenhouse
                                                            Asset Management, Inc.; Chairman of Nuveen
                                                            Investments Advisers Inc. (since 2002).

Trustees who are not interested persons of the Funds:


-----------------------------------------------------------------------------------------------------------------------
Robert P. Bremner            Trustee             1997       Private Investor and Management Consultant.        155
8/22/40
333 W. Wacker Drive
Chicago, IL 60606


-----------------------------------------------------------------------------------------------------------------------
Lawrence H. Brown            Trustee             1993       Retired (1989) as Senior Vice President of         155
7/29/34                                                     The Northern Trust Company; Director,
333 W. Wacker Drive                                         Community Advisory Board for Highland Park
Chicago, IL 60606                                           and Highwood, United Way of the North Shore
                                                            (since 2002).


-----------------------------------------------------------------------------------------------------------------------
Jack B. Evans                Trustee             1999       President, The Hall-Perrine Foundation, a          155
10/22/48                                                    private philanthropic corporation (since
333 W. Wacker Drive                                         1996); Director and Vice Chairman, United
Chicago, IL 60606                                           Fire Group, a publicly held company; Adjunct
                                                            Faculty Member, University of Iowa;
                                                            Director, Gazette Companies; Life Trustee of
                                                            Coe College; Director, Iowa College
                                                            Foundation; formerly, Director, Alliant
                                                            Energy; formerly Director, Federal Reserve
                                                            Bank of Chicago; formerly, President and
                                                            Chief Operating Officer, SCI Financial
                                                            Group, Inc., a regional financial services
                                                            firm.


-----------------------------------------------------------------------------------------------------------------------
William C. Hunter            Trustee             2004       Dean and Distinguished Professor of Finance,       155
3/16/48                                                     School of Business at the University of
333 W. Wacker Drive                                         Connecticut (since 2003); previously, Senior
Chicago, IL 60606                                           Vice President and Director of Research at
                                                            the Federal Reserve Bank of Chicago
                                                            (1995-2003); Director (since 1997), Credit
                                                            Research Center at Georgetown University;
                                                            Director of Xerox Corporation (since 2004).


-----------------------------------------------------------------------------------------------------------------------
David J. Kundert             Trustee             2005       Retired (2004) as Chairman, JPMorgan Fleming       153
10/28/42                                                    Asset Management, President and CEO, Banc
333 W. Wacker Drive                                         One Investment Advisors Corporation, and
Chicago, IL 60606                                           President, One Group Mutual Funds; prior
                                                            thereto, Executive Vice President, Banc One
                                                            Corporation and Chairman and CEO, Banc One
                                                            Investment Management Group; Board of
                                                            Regents, Luther College; currently a member
                                                            of the American and Wisconsin Bar
                                                            Associations.

----
49

================================================================================

                                                                                                   Number of
                                                                                                 Portfolios in
Name,                Position(s)     Year First    Principal Occupation(s)                       Fund Complex
Birthdate            Held with       Elected or    Including other Directorships                  Overseen by
and Address          the Funds      Appointed/(2)/ During Past 5 Years                              Trustee
--------------------------------------------------------------------------------------------------------------
William J. Schneider Trustee            1997       Chairman, formerly, Senior Partner and Chief       155
9/24/44                                            Operating Officer, (retired, 2004);
333 W. Wacker Drive                                Miller-Valentine Partners Ltd., a real
Chicago, IL 60606                                  estate investment company; formerly, Vice
                                                   President, Miller-Valentine Realty, a
                                                   construction company; Board Member and Chair
                                                   of the Finance Committee, member of the
                                                   Audit Committee of Premier Health Partners,
                                                   the not-for-profit company of Miami Valley
                                                   Hospital; Board Member, formerly Chair,
                                                   Dayton Development Coalition; President,
                                                   Dayton Philharmonic Orchestra Association,
                                                   formerly, Member, Community Advisory Board,
                                                   National City Bank, Dayton, Ohio and
                                                   Business Advisory Council, Cleveland Federal
                                                   Reserve Bank.


--------------------------------------------------------------------------------------------------------------
Judith M. Stockdale  Trustee            1997       Executive Director, Gaylord and Dorothy            155
12/29/47                                           Donnelley Foundation (since 1994); prior
333 W. Wacker Drive                                thereto, Executive Director, Great Lakes
Chicago, IL 60606                                  Protection Fund (from 1990 to 1994).


--------------------------------------------------------------------------------------------------------------
Eugene S. Sunshine   Trustee            2005       Senior Vice President for Business and             155
1/22/50                                            Finance (since 1997), Northwestern
333 W. Wacker Drive                                University; Director (since 2003), Chicago
Chicago, IL 60606                                  Board of Options Exchange; Director (since
                                                   2003), National Mentor Holdings, a
                                                   privately-held, national provider of home
                                                   and community-based services; Chairman
                                                   (since 1997), Board of Directors, Rubicon,
                                                   an insurance company owned by Northwestern
                                                   University; Director (since 1997), Evanston
                                                   Chamber of Commerce and Evanston Inventure,
                                                   a business development organization.

                                                                                                   Number of
                                                                                                 Portfolios in
Name,                Position(s)     Year First                                                  Fund Complex
Birthdate            Held with       Elected or    Principal Occupation(s)                        Overseen by
and Address          the Funds      Appointed/(3)/ During Past 5 Years                              Officer
--------------------------------------------------------------------------------------------------------------

Officers of the Funds:


--------------------------------------------------------------------------------------------------------------
Gifford R. Zimmerman Chief              1988       Managing Director (since 2002), Assistant          155
9/9/56               Administrative                Secretary and Associate General Counsel,
333 W. Wacker Drive  Officer                       formerly, Vice President and Assistant
Chicago, IL 60606                                  General Counsel of Nuveen Investments, LLC;
                                                   Managing Director (since 2002), General
                                                   Counsel and Assistant Secretary, formerly,
                                                   Vice President of Nuveen Advisory Corp. and
                                                   Nuveen Institutional Advisory Corp./4/;
                                                   Managing Director (since 2002), Assistant
                                                   Secretary and Associate General Counsel,
                                                   formerly, Vice President (since 2000), of
                                                   Nuveen Asset Management, Managing Director
                                                   (since 2004) and Assistant Secretary (since
                                                   1994) of Nuveen Investments, Inc.; Assistant
                                                   Secretary of NWQ Investment Management
                                                   Company, LLC (since 2002); Vice President
                                                   and Assistant Secretary of Nuveen
                                                   Investments Advisers Inc. (since 2002);
                                                   Managing Director, Associate General Counsel
                                                   and Assistant Secretary of Rittenhouse Asset
                                                   Management, Inc. (since 2003); Chartered
                                                   Financial Analyst.


--------------------------------------------------------------------------------------------------------------
Julia L. Antonatos   Vice President     2004       Managing Director (since 2005), previously,        155
9/22/63                                            Vice President (since 2002), formerly,
333 W. Wacker Drive                                Assistant Vice President (since 1999) of
Chicago, IL 60606                                  Nuveen Investments, LLC; Chartered Financial
                                                   Analyst.


--------------------------------------------------------------------------------------------------------------
Michael T. Atkinson  Vice President     2000       Vice President (since 2002), formerly,             155
2/3/66               and Assistant                 Assistant Vice President (since 2000) of
333 W. Wacker Drive  Secretary                     Nuveen Investments, LLC.
Chicago, IL 60606

----
50

                                                                                                    Number of
                                                                                                  Portfolios in
Name,                 Position(s)     Year First                                                  Fund Complex
Birthdate             Held with       Elected or    Principal Occupation(s)                        Overseen by
and Address           the Funds      Appointed/(3)/ During Past 5 Years                              Officer
---------------------------------------------------------------------------------------------------------------
Peter H. D'Arrigo     Vice President     1999       Vice President of Nuveen Investments, LLC          155
11/28/67              and Treasurer                 (since 1999); Vice President and Treasurer
333 W. Wacker Drive                                 of Nuveen Investments, Inc. (since 1999);
Chicago, IL 60606                                   Vice President and Treasurer of Nuveen
                                                    Advisory Corp. and Nuveen Institutional
                                                    Advisory Corp./4/ (since 1999); Vice
                                                    President and Treasurer of Nuveen Asset
                                                    Management (since 2002) and of Nuveen
                                                    Investments Advisers Inc.; Assistant
                                                    Treasurer of NWQ Investment Management
                                                    Company, LLC (since 2002); Vice President
                                                    and Treasurer of Nuveen Rittenhouse Asset
                                                    Management, Inc. (since 2003); Chartered
                                                    Financial Analyst.


---------------------------------------------------------------------------------------------------------------
Jessica R. Droeger    Vice President     1998       Vice President (since 2002) and Assistant          155
9/24/64               and Secretary                 General Counsel (since 1998); formerly,
333 W. Wacker Drive                                 Assistant Vice President (since 1998) of
Chicago, IL 60606                                   Nuveen Investments, LLC; Vice President
                                                    (since 2002) and Assistant Secretary (since
                                                    1998), formerly, Assistant Vice President of
                                                    Nuveen Advisory Corp. and Nuveen
                                                    Institutional Advisory Corp./4/; and (since
                                                    2005) Nuveen Asset Management.


---------------------------------------------------------------------------------------------------------------
Lorna C. Ferguson     Vice President     1998       Managing Director (since 2004) formerly,           155
10/24/45                                            Vice President of Nuveen Investments, LLC;
333 W. Wacker Drive                                 Managing Director (since 2004) formerly,
Chicago, IL 60606                                   Vice President (since 1998) of Nuveen
                                                    Advisory Corp. and Nuveen Institutional
                                                    Advisory Corp./4/; Managing Director (since
                                                    2005) of Nuveen Asset Management.


---------------------------------------------------------------------------------------------------------------
William M. Fitzgerald Vice President     1995       Managing Director (since 2002) of Nuveen           155
3/2/64                                              Investments, LLC; Managing Director (since
333 W. Wacker Drive                                 2001), formerly, Vice President (since 1995)
Chicago, IL 60606                                   of Nuveen Advisory Corp. and Nuveen
                                                    Institutional Advisory Corp./4/; Managing
                                                    Director (since 2001) of Nuveen Asset
                                                    Management; Vice President (since 2002) of
                                                    Nuveen Investment Advisers Inc.; Chartered
                                                    Financial Analyst.


---------------------------------------------------------------------------------------------------------------
Stephen D. Foy        Vice President     1998       Vice President (since 1993) and Funds              155
5/31/54               and Controller                Controller (since 1998) of Nuveen
333 W. Wacker Drive                                 Investments, LLC; formerly, Vice President
Chicago, IL 60606                                   and Funds Controller (1998-2004) of Nuveen
                                                    Investments, Inc.; Certified Public
                                                    Accountant.


---------------------------------------------------------------------------------------------------------------
James D. Grassi       Vice President     2004       Vice President and Deputy Director of              155
4/13/56               and Chief                     Compliance (since 2004) of Nuveen
333 W. Wacker Drive   Compliance                    Investments, LLC, Nuveen Investments
Chicago, IL 60606     Officer                       Advisers Inc., Nuveen Asset Management and
                                                    Rittenhouse Asset Management, Inc.;
                                                    previously, Vice President and Deputy
                                                    Director of Compliance (2004) of Nuveen
                                                    Advisory Corp. and Nuveen Institutional
                                                    Advisory Corp.;/4/ formerly, Senior Attorney
                                                    (1994 to 2004), The Northern Trust Company.


---------------------------------------------------------------------------------------------------------------
David J. Lamb         Vice President     2000       Vice President (since 2000) of Nuveen              155
3/22/63                                             Investments, LLC; Certified Public
333 W. Wacker Drive                                 Accountant.
Chicago, IL 60606


---------------------------------------------------------------------------------------------------------------
Tina M. Lazar         Vice President     2002       Vice President (since 1999), of Nuveen             155
8/27/61                                             Investments, LLC.
333 W. Wacker Drive
Chicago, IL 60606

----
51

================================================================================

                                                                                                 Number of
                                                                                               Portfolios in
Name,               Position(s)     Year First                                                 Fund Complex
Birthdate           Held with       Elected or   Principal Occupation(s)                        Overseen by
and Address         the Funds      Appointed (3) During Past 5 Years                              Officer
------------------------------------------------------------------------------------------------------------
Larry W. Martin     Vice President     1988      Vice President, Assistant Secretary and            155
7/27/51             and Assistant                Assistant General Counsel of Nuveen
333 W. Wacker Drive Secretary                    Investments, LLC; Vice President and
Chicago, IL 60606                                Assistant Secretary of Nuveen Advisory Corp.
                                                 and Nuveen Institutional Advisory Corp./4/;
                                                 Vice President (since 2005) and Assistant
                                                 Secretary of Nuveen Investments, Inc. and of
                                                 Nuveen Asset Management; Vice President
                                                 (since 2000), Assistant Secretary and
                                                 Assistant General Counsel (since 1998) of
                                                 Rittenhouse Asset Management; Vice President
                                                 and Assistant Secretary of Nuveen
                                                 Investments Advisers Inc. (since 2002);
                                                 Assistant Secretary of NWQ Investment
                                                 Management Company, LLC (since 2002).

(1)Mr. Schwertfeger is an "interested person" of the Funds, as defined in the Investment Company Act of 1940, because he is an officer and trustee of the Adviser.
(2)Trustees serve an indefinite term until his/her successor is elected. The year first elected or appointed represents the year in which the Trustee was first elected or appointed to any fund in the Nuveen Complex.
(3)Officers serve one year terms through July of each year. The year first elected or appointed represents the year in which the Officer was first elected or appointed to any fund in the Nuveen Complex.
(4)Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp. were reorganized into Nuveen Asset Management, effective January 1, 2005.

----
52

--------------------------------------------------------------------------------
  Fund Information
================================================================================


  Fund Manager             Legal Counsel              Transfer Agent and
  Nuveen Asset Management* Chapman and Cutler LLP     Shareholder Services
  333 West Wacker Drive    Chicago, IL                Boston Financial
  Chicago, IL 60606                                   Data Services, Inc.
                           Independent Registered     Nuveen Investor Services
                           Public Accounting Firm     P.O. Box 8530
                           PricewaterhouseCoopers LLP Boston, MA 02266-8530
                           Chicago, IL                (800) 257-8787

                           Custodian
                           State Street Bank & Trust
                           Boston, MA

================================================================================

Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Average Effective Maturity: The average of all the maturities of the bonds in a Fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions. Average Duration: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's (or bond fund's) value to changes when market interest rates change. Generally, the longer a bond or Fund's duration, the more the price of the bond or Fund will change as interest rates change.

Dividend Yield (also known as Market Yield or Current Yield): An investment's current annualized dividend divided by its current offering price.

Net Asset Value (NAV): A Fund's NAV is the dollar value of one share in the Fund. It is calculated by subtracting the liabilities of the Fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.
SEC 30-Day Yield: A standardized measure of a Fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis at a specified assumed tax rate, the yield of a municipal bond investment.




*NAC and NIAC Merge into NAM--Effective Jan. 1, 2005, the asset management services and operations of Nuveen Advisory Corp. (NAC) and Nuveen Institutional Advisory Corp (NIAC) became part of Nuveen Asset Management (NAM). This internal consolidation is intended to simplify the delivery of services to the investment management clients of Nuveen investments. It does not affect the investment objectives or portfolio management of any Fund.
================================================================================

Quarterly Portfolio of Investments and Proxy Voting information: Each Fund's
(i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2004, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.

================================================================================

NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

----
53

[PHOTO]



                                                                     Learn more
                                                          about Nuveen Funds at
                                                              www.nuveen.com/mf



    Nuveen Investments:

    SERVING Investors

                        For GENERATIONS

    Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

    Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

    We offer many different investing solutions for our clients' different needs.
    Managing approximately $124 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

    Find out how we can help you reach your financial goals.
    To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at (800) 257-8787. Please read the information carefully before you invest.

..  Share prices

..  Fund details

..  Daily financial news

..  Investor education

[LOGO] Nuveen Investments

MAN-MS1-0505D

                           PART C--OTHER INFORMATION

Item 23: Exhibits.


a.1 Declaration of Trust of Registrant. Filed as Exhibit 1(a) to Registrant's Registration Statement on
    Form N-1A (File No. 333-16617) and incorporated herein by reference thereto.

a.2 Amendment to Declaration of Trust of Registrant dated September 15, 2000. Filed as Exhibit a.2 to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A (File
    No. 333-16617) and incorporated herein by reference thereto.

a.3 Amended Establishment and Designation of Series of Shares of Beneficial Interest dated
    September 15, 2000. Filed as Exhibit a.3 to Post-Effective Amendment No. 5 to Registrant's
    Registration Statement on Form N-1A (File No. 333-16617) and incorporated herein by reference thereto.

a.4 Certificate for the Establishment and Designation of Classes dated July 10, 1996. Filed as Exhibit
    1(c) to Registrant's Registration Statement on Form N-1A (File No. 333-16617) and incorporated herein by reference thereto.

a.5 Incumbency Certificate. Filed as Exhibit 1(d) to Post-Effective Amendment No. 1 to Registrant's
    Registration Statement on Form N-1A (File No. 333-16617) and incorporated herein by reference thereto.

 b. By-Laws of Registrant. Filed as Exhibit b to Post-Effective Amendment No. 8 to Registrant's
    Registration Statement on Form N-1A (File No. 333-16617) and incorporated herein by reference thereto.

 c. Specimen certificates of Shares of each Fund. Filed as Exhibit 4 to Registrant's Registration
    Statement on Form N-1A (File No. 333-16617) and incorporated herein by reference thereto.

d.1 Investment Management Agreement between Registrant and Nuveen Asset Management dated
    July 26, 2005. Filed herewith.

e.1 Distribution Agreement between Registrant and John Nuveen & Co. Incorporated. Filed as
    Exhibit 6 to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form
    N-1A (File No. 333-16617) and incorporated herein by reference thereto.

e.2 Renewal of Distribution Agreement dated July 28, 2005. Filed herewith.

e.3 Form of Dealer Distribution, Shareholder Servicing and Fee-Based Program Agreement. Filed as
    Exhibit e.3 to Post-Effective Amendment No. 10 to Nuveen Multistate Trust II's Registration
    Statement on Form N-1A (File No. 333-14729) and incorporated herein by reference thereto.

 f. Not applicable.

g.1 Custodian Agreement between Registrant and State Street Bank and Trust Company. Filed as
    Exhibit g to Post-Effective Amendment No. 10 to Nuveen Municipal Trust's Registration
    Statement on Form N1-A (File No. 333-14725) and incorporated herein by reference thereto.

g.2 Amended and Restated Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated February 25, 2005. Filed as Exhibit g.2 to Post-Effective Amendment
    No. 13 to Nuveen Multistate Trust II's Registration Statement on Form N-1A (File No. 333-14729)
    and incorporated herein by reference thereto.

 h. Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust
    Company. Filed as Exhibit h to Post-Effective Amendment No. 10 to Nuveen Municipal Trust's
    Registration Statement on Form N1-A (File No. 333-14725) and incorporated herein by reference thereto.

 i. Opinion of Morgan, Lewis & Bockius LLP. Filed herewith.

 j. Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm. Filed
    herewith.


  k. Not applicable.

  l. Not applicable.

  m. Amended Plan of Distribution and Service Pursuant to Rule 12b-1 for the Class A Shares,
     Class B Shares and Class C Shares of each Fund. Filed as Exhibit m to Post-Effective
     Amendment No. 4 to Registrant's Registration Statement on Form N-1A (File No. 333-16617)
     and incorporated herein by reference thereto.

  n. Multi-Class Plan Adopted Pursuant to Rule 18f-3. Filed as Exhibit 18 to Registrant's Registration
     Statement on Form N-1A (File No. 333-16617) and incorporated herein by reference thereto.

  o. Not applicable.

  p. Code of Ethics and Reporting Requirements. Filed as Exhibit p to Post-Effective Amendment
     No. 13 to Nuveen Multistate Trust II's Registration Statement on Form N-1A (File No.
     333-14729) and incorporated herein by reference thereto.

q.1. Original Powers of Attorney for certain of Registrant's Trustees authorizing, among others,
     Gifford R. Zimmerman and Alan G. Berkshire to execute the Registration Statement on his or her behalf. Filed as Exhibit a to Post-Effective Amendment No. 5 to Registrant's Registration
     Statement on Form N-1A (File No. 333-16617) and incorporated herein by reference thereto.

q.2. Original Powers of Attorney for certain of Registrant's Trustees authorizing, among others,
     Gifford R. Zimmerman and Jessica R. Droeger to execute the Registration Statement on his or her behalf. Filed as Exhibit q to Post-Effective Amendment No. 10 to Nuveen Municipal Trust's
     Registration Statement on Form N-1A (File No. 333-14725) and incorporated herein by reference thereto.

 q.3 Original Powers of Attorney for David J. Kundert and Eugene S. Sunshine. Filed as Exhibit q.3
     to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File
     No. 333-16617) and incorporated by reference thereto.

  r. Certified copy of Resolution of Board of Trustees authorizing the signing of the names of trustees and officers on the Registrant's Registration Statement pursuant to power of attorney.
     Filed herewith.


Item 24: Persons Controlled by or Under Common Control with Registrant Not applicable.

Item 25: Indemnification
Section 4 of Article XII of Registrant's Amended and Restated Declaration of Trust provides as follows:

Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person:

   (a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

   (b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

   (c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

   (i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

   (ii) by written opinion of independent legal counsel.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
Section 4, provided that either:

   (a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

   (b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4, a "Disinterested Trustee" is one (x) who is not an Interested Person of the Trust (including, as such Disinterested Trustee, anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

As used in this Section 4, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the word "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

The trustees and officers of the Registrant are covered by an Investment Trust Errors and Omission policy in the aggregate amount of $50,000,000 (with a maximum deductible of $1,000,000, which does not apply to individual trustees or officers) against liability and expenses of claims of wrongful acts arising out of their position with the Registrant, except for matters which involved willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of Registrant or where he or she shall have had reasonable cause to believe this conduct was unlawful).

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the officers, trustees or controlling persons of the Registrant pursuant to the Declaration of Trust of the Registrant or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer or trustee or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such officer, trustee or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26: Business and Other Connections of Investment Adviser

Nuveen Asset Management ("NAM") serves as investment adviser to the Registrant and serves as investment adviser or manager to other open-end and closed-end management investment companies and to separately managed accounts. The principal business address for all of these investment companies is 333 West Wacker Drive, Chicago, Illinois 60606.


For a description of other business, profession, vocation or employment of a substantial nature in which any director or officer of the investment adviser has engaged during the last two years for his account or in the capacity of director, officer, employee, partner or trustee, see the descriptions under "Management" in the Statement of Additional Information. Such information for the remaining senior officers of NAM appears below:

                                                     Other Business Profession, Vocation or
Name and Position with NAM                           Employment During Past Two Years
--------------------------                           ------------------------------------------
John P. Amboian, President and Director............. President and Director of Nuveen
                                                     Investments, Inc., Nuveen Investments,
                                                     LLC, Rittenhouse Asset Management, Inc.;
                                                     formerly, President and Director of Nuveen
                                                     Advisory Corp. and Nuveen Institutional
                                                     Advisory Corp.

Alan G. Berkshire, Senior Vice President, Secretary  Senior Vice President, General Counsel and
and General Counsel................................. Secretary of Nuveen Investments, Inc.,
                                                     Nuveen Investments, LLC, Rittenhouse
                                                     Asset Management, Inc. and Nuveen
                                                     Investments Holdings, Inc.; Senior Vice
                                                     President and Secretary of Nuveen
                                                     Investments Advisers Inc.; Assistant
                                                     Secretary of NWQ Investment Management
                                                     Company, LLC and Secretary of Symphony
                                                     Asset Management, LLC; formerly, Vice
                                                     President and Secretary of Nuveen
                                                     Institutional Advisory Corp. and Nuveen
                                                     Advisory Corp. (1997-2004).

Stuart J. Cohen, Vice President, Assistant Secretary Vice President, Assistant Secretary and
and Assistant General Counsel....................... Assistant General Counsel of Nuveen
                                                     Investments, LLC, Nuveen Investments
                                                     Holdings, Inc. and Rittenhouse Asset
                                                     Management, Inc.; Vice President of
                                                     Nuveen Investments Advisers Inc.

Sherri A. Hlavacek, Vice President and Corporate     Vice President and Corporate Controller of
Controller.......................................... Nuveen Investments, LLC, Nuveen
                                                     Investments Holdings, Inc., Nuveen
                                                     Investments Advisers Inc. and Rittenhouse
                                                     Asset Management, Inc.; Vice President and
                                                     Controller of Nuveen Investments, Inc.;
                                                     Certified Public Accountant.

                                                   Other Business Profession, Vocation or
Name and Position with NAM                         Employment During Past Two Years
--------------------------                         -------------------------------------------
Mary E. Keefe, Managing Director and Chief         Managing Director (since June 2004) of
Compliance Officer................................ Nuveen Investments, Inc.; Managing
                                                   Director and Chief Compliance Officer of
                                                   Nuveen Investments, LLC, Nuveen
                                                   Investments Advisers Inc. and Rittenhouse
                                                   Asset Management, Inc.; Chief Compliance
                                                   Officer of Symphony Asset Management,
                                                   LLC; Head of Global Compliance (January
                                                   2004 - May 2004) Citadel Investment
                                                   Group; Director, Midwest Regional Office
                                                   (1994-2003) United States Securities and
                                                   Exchange Commission.

Margaret E. Wilson, Senior Vice President, Finance Senior Vice President, Finance, of Nuveen
                                                   Investments, Inc., Nuveen Investments,
                                                   LLC, Rittenhouse Asset Management, Inc.,
                                                   Nuveen Investments Advisers Inc. and
                                                   Nuveen Investments Holdings, Inc.;
                                                   formerly, Senior Vice President, Finance of
                                                   Nuveen Advisory Corp. and Nuveen
                                                   Institutional Advisory Corp. (1998-2004).

Item 27: Principal Underwriters
(a) Nuveen Investments, LLC ("Nuveen") acts as principal underwriter to the following open-end management type investment companies: Nuveen Multistate Trust I, Nuveen Multistate Trust II, Nuveen Multistate Trust III, Nuveen Multistate Trust IV, Nuveen Municipal Trust, Nuveen Investment Trust, Nuveen Investment Trust II, and Nuveen Investment Trust III. Nuveen has also served or is serving as co-managing underwriter to the following closed-end management type investment companies: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen
New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium

Income Municipal Fund, Nuveen Insured Premium Income Municipal Fund 2, Nuveen Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 2, Nuveen Insured California Select Tax-Free Income Portfolio, Nuveen Insured New York Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 3, Nuveen Dividend Advantage Municipal Fund, Nuveen California Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund, Nuveen Arizona Dividend Advantage Municipal Fund, Nuveen Connecticut Dividend Advantage Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund, Nuveen Massachusetts Dividend Advantage Municipal Fund, Nuveen North Carolina Dividend Advantage Municipal Fund, Nuveen Virginia Dividend Advantage Municipal Fund, Nuveen Dividend Advantage Municipal Fund 2, Nuveen California Dividend Advantage Municipal Fund 2, Nuveen New Jersey Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund 2, Nuveen Ohio Dividend Advantage Municipal Fund and Nuveen Pennsylvania Dividend Advantage Municipal Fund, Nuveen Dividend Advantage Municipal Fund 3, Nuveen California Dividend Advantage Municipal Fund 3, Nuveen Georgia Dividend Advantage Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund 2, Nuveen Michigan Dividend Advantage Municipal Fund, Nuveen Ohio Dividend Advantage Municipal Fund 2, Nuveen North Carolina Dividend Advantage Municipal Fund 2, Nuveen Virginia Dividend Advantage Municipal Fund 2, Nuveen Insured Dividend Advantage Municipal Fund, Nuveen Insured California Dividend Advantage Municipal Fund, Nuveen Insured New York Dividend Advantage Municipal Fund, Nuveen Arizona Dividend Advantage Municipal Fund 2, Nuveen Connecticut Dividend Advantage Municipal Fund 2, Nuveen New Jersey Dividend Advantage Municipal Fund 2, Nuveen Pennsylvania Dividend Advantage Municipal Fund 2, Nuveen Ohio Dividend Advantage Municipal Fund 3, Nuveen Pennsylvania Dividend Advantage Municipal Fund 2, Nuveen Arizona Dividend Advantage Municipal Fund 3, Nuveen Connecticut Dividend Advantage Municipal Fund 3, Nuveen Georgia Dividend Advantage Municipal Fund 2, Nuveen Maryland Dividend Advantage Municipal Fund 3, Nuveen North Carolina Dividend Advantage Municipal Fund 3, Nuveen Insured Tax-Free Advantage Municipal Fund, Nuveen Insured California Tax-Free Advantage Municipal Fund, Nuveen Insured Florida Tax-Free Advantage Municipal Fund, Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund, Nuveen Insured New York Tax-Free Advantage Municipal Fund, Nuveen Senior Income Fund, Nuveen Real Estate Income Fund, Nuveen Quality Preferred Income Fund, Nuveen Quality Preferred Income Fund 2, Nuveen Quality Preferred Income Fund 3, Nuveen Preferred and Convertible Income Fund Nuveen Preferred and Convertible Income Fund 2, Nuveen Diversified Dividend and Income Fund, Nuveen Municipal High Income Opportunity Fund, Nuveen Tax-Advantaged Total Return Strategy Fund, Nuveen Floating Rate Income Fund, Nuveen Floating Rate Income Opportunity Fund, Nuveen Equity Premium Income Fund, Nuveen Equity Premium Opportunity Fund, Nuveen Tax-Advantaged Floating Rate Fund and Nuveen Equity Premium Advantage Fund.

(b)

   Name and Principal    Positions and Offices            Positions and Offices
    Business Address     with Underwriter                 with Registrant
 ------------------------------------------------------------------------------

 Timothy R. Schwertfeger Chairman of the Board,           Chairman of the Board
 333 West Wacker Drive   Chief Executive Officer          and Director
 Chicago, IL 60606       and Director

 John P. Amboian         President                        None
 333 West Wacker Drive
 Chicago, IL 60606

 William Adams IV        Executive Vice President         None
 333 West Wacker Drive
 Chicago, IL 60606

 Alan G. Berkshire       Senior Vice President, Secretary None
 333 West Wacker Drive   and General Counsel
 Chicago, IL 60606

     Name and Principal   Positions and Offices        Positions and Offices
      Business Address    with Underwriter             with Registrant
   -------------------------------------------------------------------------

   Robert K. Burke        Vice President                None
   333 West Wacker Drive
   Chicago, IL 60606

   Peter H. D'Arrigo      Vice President and Treasurer  Vice President and
   333 West Wacker Drive                                Treasurer
   Chicago, IL 60606

   Jessica R. Droeger     Vice President, Assistant     Vice President and
   333 West Wacker Drive  General Counsel and           Secretary
   Chicago, IL 60606      Assistant Secretary

   Stephen D. Foy         Vice President                Vice President and
   333 West Wacker Drive                                Controller
   Chicago, IL 60606

   Robert B. Kuppenheimer Vice President                None
   333 West Wacker Drive
   Chicago, IL 60606

   Larry W. Martin        Vice President, Assistant     Vice President and
   333 West Wacker Drive  General Counsel and           Assistant Secretary
   Chicago, IL 60606      Assistant Secretary

   Paul C. Williams       Vice President                None
   333 West Wacker Drive
   Chicago, IL 60606

   Margaret E. Wilson     Senior Vice President,        None
   333 West Wacker Drive  Finance
   Chicago, IL 60606

   Gifford R. Zimmerman   Managing Director             Chief Administrative
   333 West Wacker Drive  and Assistant Secretary       Officer
   Chicago, IL 60606

(c) Not applicable.

Item 28: Location of Accounts and Records
Nuveen Asset Management, 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Declaration of Trust, By-Laws, minutes of Trustees and shareholder meetings and contracts of the Registrant and all advisory material of the investment adviser.


State Street Bank & Trust Company, P.O. Box 5043, Boston, Massachusetts 02206-5043, maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by Nuveen Asset Management.


Boston Financial Data Services, Inc., P.O. Box 8530, Boston, Massachusetts 02266-8530, maintains all the required records in its capacity as transfer, dividend paying, and shareholder service agent for the Funds.

Item 29: Management Services
Not applicable.

Item 30: Undertakings
Not applicable.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Registration Statement meets all the requirements for effectiveness under paragraph (b) of Rule 485 under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 11 to Registration Statement No. 333-16617 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and State of Illinois, on the 28th day of September, 2005.


                                                 NUVEEN MULTISTATE TRUST I

                                                       /S/  JESSICA R. DROEGER
                                                    -----------------------------
                                                      Jessica R. Droeger, Vice
                                                              President
                                                            and Secretary

   Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


         Signature                  Title                       Date
         ---------                  -----                       ----
    /S/  STEPHEN D. FOY    Vice President and            September 28, 2005
 -------------------------   Controller (principal
      STEPHEN D. FOY         financial and
                             accounting officer)

 /S/  GIFFORD R. ZIMMERMAN Chief Administrative          September 28, 2005
 -------------------------   Officer (principal
   GIFFORD R. ZIMMERMAN      executive officer)

  Timothy R. Schwertfeger  Chairman of the Board
                             and Trustee           )
                                                   )
                                                   )
                                                   )
                                                   )
                                                   )
                                                   )
                                                   )
     Robert P. Bremner     Trustee                 )
                                                   )
     Lawrence H. Brown     Trustee                 )   /S/  JESSICA R. DROEGER
                                                   )   -----------------------
                                                   )     JESSICA R. DROEGER
       Jack B. Evans       Trustee                 )      Attorney-in-Fact
                                                   )
     David J. Kundert      Trustee                 )     September 28, 2005
                                                   )
     William C. Hunter     Trustee                 )
                                                   )
   William J. Schneider    Trustee                 )
                                                   )
    Judith M. Stockdale    Trustee                 )
                                                   )
    Eugene S. Sunshine     Trustee                 )



An original power of attorney authorizing, among others, Timothy R. Schwertfeger, Jessica R. Droeger, and Gifford R. Zimmerman to execute this Registration Statement, and Amendments thereto, for each of the Trustees of the Registrant has been executed and filed with the Securities and Exchange Commission.

                                 EXHIBIT INDEX


Name                                                                                            Exhibit
----                                                                                            -------

Investment Management Agreement between Registrant and Nuveen Asset Management.                   d.1

Renewal of Distribution Agreement.                                                                e.2

Opinion of Morgan, Lewis & Bockius LLP.                                                           i.

Consent of PricewaterhouseCoopers LLP.                                                            j.

Certified copy of Resolution of Board of Trustees authorizing the signing of the names of         r.
trustees and officers on the Registrant's Registration Statement pursuant to power of attorney.